As filed with the Securities and Exchange Commission on December 17, 2008

Securities Act File No. 33-41694

Investment Company Act File No. 811-06352

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 124	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 135 (Check appropriate box or boxes)	☒

ING SERIES FUND, INC.

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (800) 992-0180

Huey P. Falgout, Jr., Esq ING Investments, LLC 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Philip H. Newman, Esq. Goodwin Procter, LLP Exchange Place 53 State Street Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒On February 27, 2009 pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐          This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

ING SERIES FUND, INC.

(“Registrant”)

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

•                  Cover Sheet

•                  Contents of Registration Statement

•                  Explanatory Note

•                  Registrant’s ING Global Science and Technology Fund’s Class A, Class B and Class C Prospectus dated February 27, 2009

•                  Registrant’s ING Global Science and Technology Fund’s Class I Prospectus dated February 27, 2009

•                  Registrant’s ING Global Science and Technology Fund’s Class O Prospectus dated February 27, 2009

•                  Registrant’s ING Global Science and Technology Fund’s Class A, Class B, Class C, Class I and Class O Statement of Additional Information (“SAI”) dated February 27, 2009

•                  Registrant’s ING Global Target Payment Fund’s Class A Prospectus dated February 27, 2009

•                  Registrant’s ING Global Target Payment Fund’s Class C Prospectus dated February 27, 2009

•                  Registrant’s ING Global Target Payment Fund’s Class I and Class W Prospectus dated February 27, 2009

•                  Registrant’s ING Global Target Payment Fund’s Class A, Class C, Class I and Class W SAI dated February 27, 2009

•                  Part C

•                  Signature Page

Explanatory Note

This Post-Effective Amendment No. 124 to the Registration Statement (“Amendment”) on Form N-1A for ING Series Fund, Inc. (“Registrant”) is being filed under Rule 485(a) under the Securities Act of 1933, as amended, for the purpose of updating the disclosure in compliance with annual updating requirements to the Registrant’s ING Global Science and Technology Fund’s Class A, Class B and Class C Prospectus, Class I Prospectus, Class O Prospectus, Class A, Class B, Class C, Class I, and Class O Statement of Additional Information (“SAI”) and ING Global Target Payment Fund’s Class A, Class C, Class I and Class W Prospectus, Class A, Class C, Class I and Class W SAI, each dated February 27, 2009.

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Prospectus

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FEBRUARY 27, 2009

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Class A, Class B and Class C

GLOBAL EQUITY FUND

[|] ING Global Science and Technology Fund

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This Prospectus contains important information about investing in Class A,

Class B and Class C shares of ING Global Science and Technology Fund. You should read it carefully before you invest and keep it for future reference.

Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC"), the Federal

Reserve Board or any other government agency, and is affected by market fluctuations. There is no guarantee that the Fund will achieve its investment objective. As with all mutual funds, the U.S. Securities and Exchange

Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

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MUTUAL FUNDS

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

                                                                  WHAT'S INSIDE

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

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

       INVESTMENT

       OBJECTIVE

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       PRINCIPAL

       INVESTMENT

       STRATEGIES

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       RISKS

[GRAPHIC APPEARS HERE]

       HOW THE

       FUND HAS

       PERFORMED

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       WHAT YOU

       PAY TO

       INVEST



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These pages contain a description of ING Global Science and Technology Fund

("Fund") including the Fund's investment objective, principal investment strategies and risks.

You'll also find:

HOW THE FUND HAS PERFORMED: A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).


WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay - both directly and indirectly - when you invest in the Fund.

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


INTRODUCTION TO THE FUND                            1

GLOBAL EQUITY FUND

[|]ING Global Science and Technology Fund           2

WHAT YOU PAY TO INVEST                              4

SHAREHOLDER GUIDE                                   6

MANAGEMENT OF THE FUND                             14

MORE INFORMATION ABOUT RISKS                       16

DIVIDENDS, DISTRIBUTIONS AND TAXES                 19

FINANCIAL HIGHLIGHTS                               21

TO OBTAIN MORE INFORMATION                 Back Cover



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INTRODUCTION TO THE FUND

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Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the principal investment strategies and risks associated with the Fund. You should consult the Statement of Additional Information

("SAI") for a complete list of the investment strategies and risks.

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If you have any questions about the Fund, please call your investment professional or us at 1-800-992-0180.

This Prospectus is designed to help you make informed decisions about your investments.

GLOBAL EQUITY FUND

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ING Global Science and Technology Fund seeks long-term growth by investing primarily in foreign and domestic equities of science and technology companies.

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     The Fund may be a suitable investment if you:

      o are investing for the long-term - at least several years;

      o are looking for exposure to global markets; and

      o are willing to accept higher risk in exchange for the potential for long-term growth.

1   Introduction to the Fund


                                                                        ADVISER

                                                            ING Investments, LLC

                                                                     SUB-ADVISER

                                                         BlackRock Advisors, LLC

ING GLOBAL SCIENCE AND TECHNOLOGY FUND

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INVESTMENT OBJECTIVE

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The Fund seeks long-term capital appreciation. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.

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PRINCIPAL  INVESTMENT STRATEGIES

The Fund normally invests 80% of its net assets plus borrowings for investment purposes, if any, in equity securities issued by science and technology companies in all market capitalization ranges. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Fund will invest primarily in equity securities of U.S. and non-U.S.

companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The Sub-Adviser

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considers science and technology companies to be companies defined as such by the Global Industrial Classification Standards. The Fund may, from time to time, invest more than 25% of its net assets in securities whose issuers are located in a single foreign country. The Fund may invest up to 25% of its net assets in stocks of issuers in countries with emerging securities markets.

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The Fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock, initial public offerings, and Rule 144A Securities. The Sub-Adviser will invest in U.S. and

non-U.S. companies (including companies located in countries with emerging securities markets) that are expected to offer the best opportunities for growth and high investment returns. The Sub-Adviser uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor may change depending on market conditions. The most influential factors over time have been revenue and earnings growth,

estimate revisions, profitability and relative value.

The Sub-Adviser will invest in a number of different countries, including the

United States. Some of the industries that are likely to be represented in the

Fund's portfolio holdings include: Application Software, IT Consulting &

Services, Internet Software and Services, Networking Equipment, Telecom

Equipment, Computer Hardware, Computer Storage & Peripherals, Electronic

Equipment and Instruments, Semiconductor Equipment, Semiconductors, Aerospace &

Defense, Electrical Components & Equipment, Biotechnology, Pharmaceuticals,

Healthcare Equipment & Supplies, Healthcare Distribution & Services, Healthcare

Facilities, Industrial Gases, Specialty Chemicals, Advanced Materials,

Integrated Telecom Services, Alternative Carriers and Wireless

Telecommunication Services.

The Fund generally will sell a stock when, in the Sub-Adviser's opinion, there is a deterioration in the company's fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. The Sub-Adviser uses a broad set of technical tools to enhance the timing of purchase or sell decisions.

The Fund may invest excess cash in short-term U.S. government securities and other high-quality money market securities for temporary and defensive purposes. However, when the Fund is engaged in the temporary defensive position, it may not achieve its investment objective.

The Fund may invest in derivative instruments including, among other things,

foreign currency contracts.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33  1/3% of its total assets.

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PENDING MERGER - On September 25, 2008, the Board of Directors approved a proposal to reorganize the Fund into ING MidCap Opportunities Fund. If shareholder approval is obtained, it is expected that the reorganization will take place during the first quarter of 2009. Shareholders will be notified if the reorganization is not approved. After the reorganization you will hold shares of ING MidCap Opportunites Fund. For more information regarding ING

MidCap Opportunities Fund, please contact a Shareholder Services representative at (800) 992-0180.

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RISKS

You could lose money on an

investment in the Fund. The Fund may be affected by the following risks, among others:

CONVERTIBLE SECURITIES - the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates usually making them more volatile than convertible securities with shorter maturities. The Fund could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

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DERIVATIVES - derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

FOREIGN INVESTMENTS - foreign investments may be riskier than U.S. investments for many reasons including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the United

States; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce exchange risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S.

investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater as these countries may be less politically and economically stable than other countries.

It also may be more difficult to buy and sell securities in countries with emerging securities markets. If the Fund invests more than 25% of its assets in securities whose issuers are located in a single foreign country, the Fund would be more dependent upon the political and economic circumstances of that country than a mutual fund that owns stock of companies in many countries.

ILLIQUID SECURITIES - if a security is illiquid, the Fund might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.


INITIAL PUBLIC OFFERINGS ("IPOS") -

IPOs and companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs. Furthermore, stocks of newly-public companies may decline shortly after the initial public offering. When the

Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is likely that the effect of the Fund's investment in IPOs on the Fund's return will decline.

MARKET TRENDS - from time to time, the stock market may not favor the growth-oriented securities in which the Fund invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

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PRICE VOLATILITY - the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably.

Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities,

they generally have higher volatility. The Fund invests in securities of larger companies which sometimes have more stable prices than smaller companies.

However, the Fund may also invest in securities of mid-sized and small-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

RULE 144A SECURITIES - Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors.

The Fund may consider Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets and may lead to a decreased ability to sell these securities.


SCIENCE AND TECHNOLOGY - the Fund's focus on stocks in the science and technology sectors makes it more susceptible to factors affecting those sectors and more volatile than funds that invest in many different sectors. Therefore,

a downturn in the science and/or technology sectors could hurt the Fund's performance to a greater extent than a fund that invests in many sectors.

In addition, investing in science and technology companies exposes the Fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete and the Fund's returns could suffer to the extent it holds an affected company's shares. Companies in a number of science and technology sectors are subject to more government regulations and approval processes than many other industries. This fact may affect a company's overall profitability and cause its stock price to be more volatile.

Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.

SECURITIES LENDING - there is the risk that when lending portfolio securities,

the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect which may intensify the market risk, credit risk and other risks associated with investments in the

Fund.

A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

2  ING Global Science and Technology Fund


                                         ING GLOBAL SCIENCE AND TECHNOLOGY FUND

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HOW THE FUND HAS

PERFORMED

                The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table

                compares the Fund's performance to the performance of two broad measures of market performance for the same period. The Fund's past performance (before and after income taxes) is no

                guarantee of future results.

The bar chart below provides some indication of the risks of investing in the

Fund by showing changes in the performance of the Fund's Class A shares from year to year. These figures do not reflect sales charges and would be lower if they did.

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  [PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]


                    YEAR-BY-YEAR TOTAL RETURNS (%)(1)(2)(3)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1999   2000     2001        2002      2003        2004      2005       2006      2007       2008

              (24.92)     (42.64)     46.74      (1.31)     10.85      6.68      18.12




            Best and worst quarterly performance during this period:

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                          Best: [ ] quarter [ ]: [ ]%

                         Worst: [ ] quarter [ ]: [ ]%

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                     AVERAGE ANNUAL TOTAL RETURNS(1)(2)(3)

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                   (FOR THE PERIODS ENDED DECEMBER 31, 2008)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class A, Class B and Class C shares' performance to that of two broad measures of market performance - the Standard & Poor's

500(Reg. TM) Composite Stock Price Index ("S&P 500(Reg. TM) Index") and the

NYSE Arca Tech 100 Index(Reg. TM). It is not possible to invest directly in the indices. The table also shows returns on a before-tax and after-tax basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other classes will vary.

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


                                                                                             10 YEARS

                                                                   1 YEAR    5 YEARS    (OR LIFE OF CLASS)


CLASS A RETURN BEFORE TAXES(4)                              %       [ ]        [ ]         [ ](2)

Class A Return After Taxes on Distributions(4)              %       [ ]        [ ]         [ ](2)

Class A Return After Taxes on Distributions and Sale of     %       [ ]        [ ]         [ ](2)

  Fund Shares(4)

S&P 500(Reg. TM) Index (reflects no deductions for fees,    %       [ ]        [ ]         [ ](6)

  expenses or taxes)(5)

NYSE Arca Tech 100 Index(Reg. TM) (reflects no deduction    %       [ ]        [ ]         [ ](6)

  for fees, expenses or taxes)(7)

CLASS B RETURN BEFORE TAXES(8)                              %       [ ]        [ ]         [ ](2)

S&P 500(Reg. TM) Index (reflects no deductions for fees,    %       [ ]        [ ]         [ ](6)

  expenses or taxes)(5)

NYSE Arca Tech 100 Index(Reg. TM) (reflects no deduction    %       [ ]        [ ]         [ ](6)

  for fees, expenses or taxes)(7)

CLASS C RETURN BEFORE TAXES(9)                              %       [ ]        [ ]         [ ](2)

S&P 500(Reg. TM) Index (reflects no deductions for fees,    %       [ ]        [ ]         [ ](6)

  expenses or taxes)(5)

NYSE Arca Tech 100 Index(Reg. TM) (reflects no deduction    %       [ ]        [ ]         [ ](6)

  for fees, expenses or taxes)(7)



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(1)   Effective March 1, 2002, ING Investments, LLC began serving as investment adviser to the Fund. Formerly, ING Investment Management Co. served as the investment adviser. Effective September 30, 2006, BlackRock Advisors,

      LLC began serving as sub-adviser to the Fund. On September 29, 2006,

      BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc.

      whereby Merrill Lynch & Co., Inc.'s investment management businesses combined with that of BlackRock, Inc. to create a new independent company and on September 29, 2006 BlackRock Advisors, Inc. reorganized into

      BlackRock Advisors, LLC. Prior to September 30, 2006, BlackRock Advisors,

      Inc. served as sub-adviser to the Fund. Prior to January 2, 2004, AIC

      Asset Management, LLC served as the sub-adviser to the Fund.

(2)   Class A, Class B and Class C shares commenced operations on March 1,

      2000.

(3)   Effective February 17, 2004, the Fund changed its name from ING

      Technology Fund to ING Global Science and Technology Fund.

(4)   Reflects deduction of the maximum Class A sales charge of 5.75%.

(5)   The S&P 500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(6)   The index returns for Class A, Class B and Class C shares are for the period beginning March 1, 2000.

(7)   The NYSE Arca Tech 100 Index(Reg. TM) is a multi-industry technology index measuring the performance of companies using technology innovation across a broad spectrum of industries. It is comprised of 100 listed and over-the-counter stocks from 14 different sub-sectors including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology.

(8)   Reflects deduction of the deferred sales charge of 5% and 2% for the 1

      Year and 5 Year returns, respectively.

(9)   Reflects deduction of the deferred sales charge of 1% for the 1 Year return.

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                          If you have any questions, please call 1-800-992-0180.

                                     ING Global Science and Technology Fund    3

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WHAT YOU PAY TO INVEST

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      There are two types of fees and expenses when you invest in mutual funds:

      fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and estimated

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      operating expenses for the Fund. The estimated expenses are based on the expenses paid by the Fund in the fiscal year ended October 31, 2008.

      Actual expenses paid by the Fund may vary from year to year.

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FEES YOU PAY DIRECTLY




                                                                 CLASS A(1)        CLASS B          CLASS C

                                                              ---------------  ---------------  ---------------


MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF                  5.75(2)        none             none

  OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES       none(3)             5.00(4)          1.00(5)

  PRICE, WHICHEVER IS LESS)



(1)   The Fund does not impose any front-end sales charge (load) on reinvested dividends or distributions.

(2)   Reduced for purchases of $50,000 and over. Please see the discussion of sales charges in the "Shareholder Guide" section of this Prospectus.

(3)   A contingent deferred sales charge ("CDSC") of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more.

      Please see the discussion of sales charges in the "Shareholder Guide"

      section of this Prospectus.

(4)   A CDSC is imposed upon redemptions within 6 years from purchase. The fee has scheduled reductions after the first year. Please see "Sales Charge

      Reductions and Waivers."

(5)   A CDSC is imposed upon redemptions within 1 year from purchase. Please see the discussion of sales charges in the "Shareholder Guide" section of this Prospectus.

OPERATING EXPENSES PAID EACH YEAR BY THE FUND(1)

(as a % of average net assets)

CLASS A

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


                                                             DISTRIBUTION

                                                              AND SERVICE

                                                MANAGEMENT      (12B-1)        OTHER

FUND                                                FEE          FEES       EXPENSES(2)

-----------------------------------------      ------------ -------------- -------------


ING Global Science and Technology Fund    %         1.05          0.25         [ ]


                                             ACQUIRED      TOTAL                            NET

                                               FUND         FUND          WAIVERS,         FUND

                                             FEES AND    OPERATING     REIMBURSEMENTS    OPERATING

FUND                                       EXPENSES(3)    EXPENSES   AND RECOUPMENT(4)   EXPENSES

----------------------------------------- ------------- ----------- ------------------- ----------


ING Global Science and Technology Fund        [ ]          [ ]              [ ]            [ ]




CLASS B

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


                                                             DISTRIBUTION

                                                              AND SERVICE

                                                MANAGEMENT      (12B-1)        OTHER

FUND                                                FEE          FEES       EXPENSES(2)

-----------------------------------------      ------------ -------------- -------------


ING Global Science and Technology Fund    %         1.05          1.00         [ ]


                                             ACQUIRED      TOTAL                            NET

                                               FUND         FUND          WAIVERS,         FUND

                                             FEES AND    OPERATING     REIMBURSEMENTS    OPERATING

FUND                                       EXPENSES(3)    EXPENSES   AND RECOUPMENT(4)   EXPENSES

----------------------------------------- ------------- ----------- ------------------- ----------


ING Global Science and Technology Fund        [ ]          [ ]              [ ]            [ ]




CLASS C

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


                                                             DISTRIBUTION

                                                              AND SERVICE

                                                MANAGEMENT      (12B-1)        OTHER

FUND                                                FEE          FEES       EXPENSES(2)

-----------------------------------------      ------------ -------------- -------------


ING Global Science and Technology Fund    %         1.05          1.00         [ ]


                                             ACQUIRED      TOTAL                            NET

                                               FUND         FUND          WAIVERS,         FUND

                                             FEES AND    OPERATING     REIMBURSEMENTS    OPERATING

FUND                                       EXPENSES(3)    EXPENSES   AND RECOUPMENT(4)   EXPENSES

----------------------------------------- ------------- ----------- ------------------- ----------


ING Global Science and Technology Fund        [ ]          [ ]              [ ]            [ ]



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(1)      These tables show the estimated operating expenses for the Fund by class as a ratio of expenses to average daily net assets. These estimated expenses are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments,

         LLC, the investment adviser to the Fund, has agreed.

(2)      ING Funds Services, LLC receives an annual administration fee equal to

         0.08% of the Fund's average daily net assets which is reflected in

         Other Expenses.

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(3)      The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly. These fees and expenses include the Fund's pro rata share of the cumulative expenses charged by the Acquired Funds in which the Fund invests. The fees and expenses will vary based on the

         Fund's allocation of assets to, and the annualized net expenses of,

         the particular Acquired Funds. The impact of these fees and expenses is shown in Net Fund Operating Expenses.

(4)      ING Investments, LLC, has entered into a written expense limitation agreement with the Fund, under which it will limit expenses of the

         Fund, excluding interest, taxes, brokerage and extraordinary expenses,

         and Acquired Fund Fees and Expenses subject to possible recoupment by

         ING Investments, LLC within three years. The amount of the Fund's expenses waived, reimbursed or recouped during the last fiscal year by

         ING Investments, LLC is shown under the heading Waivers,

         Reimbursements and Recoupment. The expense limits will continue through at least March 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless

         ING Investments, LLC provides written notice of a termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement. In addition, the expense limitation agreement may be terminated by ING Series Fund Inc. upon at least 90 days' prior written notice to ING Investments, LLC. For more information regarding the expense limitation agreement, please see the SAI.


4  What You Pay to Invest


                                                         WHAT YOU PAY TO INVEST

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

      EXAMPLES

      The Examples that follow are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

      The Examples assume that you invested $10,000, that you reinvested all your dividends, that the Fund earned an average annual return of 5%, and that annual operating expenses remained at the current level. Keep in mind that this is only an estimate - actual expenses and performance may vary.

CLASS A





FUND                                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS

-------------------------------------------          --------  ---------  ---------  ---------


ING Global Science and Technology Fund(1)    $         [ ]       [ ]        [ ]         [ ]




CLASS B





                                                          IF YOU SELL YOUR SHARES             IF YOU DON'T SELL YOUR SHARES

                                                  --------------------------------------- --------------------------------------

FUND                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS

-------------------------------------------       -------- --------- --------- ---------- -------- --------- --------- ---------


ING Global Science and Technology Fund(1)    $      [ ]       [ ]       [ ]        [ ]      [ ]       [ ]       [ ]        [ ]




CLASS C





                                                          IF YOU SELL YOUR SHARES             IF YOU DON'T SELL YOUR SHARES

                                                  --------------------------------------- --------------------------------------

FUND                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS

-------------------------------------------       -------- --------- --------- ---------- -------- --------- --------- ---------


ING Global Science and Technology Fund(1)    $      [ ]       [ ]       [ ]        [ ]      [ ]       [ ]       [ ]        [ ]




--------------------------------------------------------------------------------

(1)   The Examples reflect the expense limitation agreement/waivers for the one-year period and the first year of the three-, five- and ten-year periods.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                       What You Pay to Invest  5


SHAREHOLDER GUIDE                         CHOOSING A SHARE CLASS

--------------------------------------------------------------------------------

ING PURCHASE OPTIONS


You may select from up to five separate classes of shares: Class A, Class B,

Class C, Class I and Class O shares. Class I and Class O shares are not offered in this Prospectus.


CLASS A

o  Front-end sales charge as described later in this section.

o  Distribution and service (12b-1) fees of 0.25%.

CLASS B

o  No front-end sales charge; all your money goes to work for you right away.

o  Distribution and service (12b-1) fees of 1%.

o  A contingent deferred sales charge ("CDSC") as described later in this section.

o  Automatic conversion to Class A shares after eight years thus reducing future annual expenses.

CLASS C

o  No front-end sales charge; all your money goes to work for you right away.

o  Distribution and service (12b-1) fees of 1%.

o  A 1% CDSC on shares sold within one year of purchase.

o  No automatic conversion to Class A shares so annual expenses continue at the

   Class C level throughout the life of your investment.

When choosing between classes, you should carefully consider:

o  How long you plan to hold shares of the Fund;

o  The amount of your investment;

o  The expenses you'll pay for each class including ongoing annual expenses along with the initial sales charge or the CDSC; and

o  Whether you qualify for any sales charge discounts.


The relative impact of the initial sales charge, if applicable, and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B shares and Class C shares pay correspondingly lower dividends and may have a lower net asset value

("NAV") than Class A shares.


Class B shares and Class C shares are not intended for purchase in excess of

$100,000 and $1,000,000, respectively. Purchase orders from an individual investor for Class B shares in excess of $100,000 and for Class C shares in excess of $1,000,000 will be declined.

Because the Fund may not be able to identify an individual investor's trading activities when investing through omnibus account arrangements, you and/or your investment professional are responsible for ensuring that your investment in

Class B shares does not exceed the maximum of $100,000 and your investment in

Class C shares does not exceed $1,000,000. The Fund cannot ensure that the Fund will identify purchase orders that would cause your investment in Class B shares or Class C shares to exceed the maximum allowed amount. When investing through such arrangements, you and/or your investment professional should be diligent in determining that you have selected the appropriate share class for you.

You and/or your investment professional also should take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled. As an example, as is discussed below, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts. The Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount. In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform the Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated. The SAI discusses specific classes of investors who may be eligible for a reduced sales charge. In addition, more information regarding sales charges and applicable breakpoints may be found on the Fund's website by going to www.ingfunds.com, clicking on the "Forms &

Literature" link, and then using the "Shareholder Guides" link found under the

"Prospectuses & Reports" section and selecting the appropriate Fund link.

Finally, there are classes that are not available in this Prospectus that may be more appropriate for you. Please review the disclosure about all of the available Fund classes carefully. Before investing, you should discuss which share class may be right for you with your investment professional and review the prospectus for that share class.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

To pay for the cost of promoting the Fund and servicing your shareholder account, Class A, Class B and Class C shares of the Fund have adopted a Rule

12b-1 plan which requires distribution and shareholder service fees to be paid out of the assets of each class. Because these fees are paid on an on-going basis, over time these fees will increase the cost of your investment and cost you more than paying other types of sales charges.

HOW WE COMPENSATE INTERMEDIARIES FOR SELLING ING MUTUAL FUNDS

ING mutual funds are distributed by ING Funds Distributor, LLC ("Distributor").

The Distributor is a broker-dealer that is licensed to sell securities. The

Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each

ING mutual fund also has an investment adviser ("Adviser") which is responsible for managing the money invested in each of the mutual funds. Both of these entities (collectively, "ING") may compensate an intermediary for selling ING mutual funds.


Only persons licensed with the Financial Industry Regulatory Authority

("FINRA") as a registered representative (often referred to as a broker or financial adviser) and associated with a


6    Shareholder Guide


CHOOSING A SHARE CLASS                                        SHAREHOLDER GUIDE

--------------------------------------------------------------------

specific broker-dealer may sell an ING mutual fund to you. The Distributor has agreements in place with each of these broker-dealers defining specifically what those broker-dealers will be paid for the sale of a particular ING mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from ING. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.


The Fund's Adviser or the Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund including affiliates of the Adviser and the Distributor. These amounts would be in addition to the distribution payments made by the Fund under the distribution agreements. The payments made under these arrangements are paid by the Adviser or the Distributor. Additionally, if a fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in funds advised by ING meets certain target levels or increases over time.

The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions including affiliated entities.

These additional fees paid to intermediaries may take the following forms: (1)

a percentage of that entity's customer assets invested in ING mutual funds; (2)

a percentage of that entity's gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to: (1) 0.30% per annum of the value of the Fund's shares held by the broker-dealer's customers; or (2)

0.20% of the value of the Fund's shares sold by the broker-dealer during a particular period. In accordance with these practices, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets. If you invested $10,000, the Distributor could pay a maximum of $20 for that sale.



The Fund's Adviser or the Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds including affiliated companies. This may take the form of cash incentives and non-cash compensation and may include, but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that ING mutual funds are made available by those broker-dealers for their customers. The Sub-Adviser of the Fund may contribute to non-cash compensation arrangements.

Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.

The top 25 firms we paid to sell our mutual funds as of the last calendar year are:


A.G. Edwards & Sons, Inc.; Bear Stearns Securities Corp; Charles Schwab & Co;

Citigroup Global Markets; Directed Services LLC; Financial Network Investment;

First Clearing, LLC; H&R Block Financial Advisors; ING DIRECT Securities, Inc.;

ING Financial Advisors; ING Life Insurance and Annuity Company; Linsco Private

Ledger Financial; Merrill Lynch; MS & Co. ("Morgan Stanley"); Multi Financial

Securities; National Financial Services Corp; Oppenheimer & Co.; Pershing, LLC;

Primevest Financial Services, Inc.; Prudential Investment Management Services;

Raymond James Financial Services; RBC Dain Rauscher, Inc.; UBS Financial

Services, Inc.; Wachovia Securities; and Wells Fargo Investments.

Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

SALES CHARGE CALCULATION

CLASS A(1)(2)

Class A shares of the Fund are sold subject to the following sales charge:




                              AS A % OF         AS A % OF NET

YOUR INVESTMENT           OFFERING PRICE(3)    AMOUNT INVESTED


Less than $50,000           5.75%                     6.10%

$50,000 - $99,999           4.50%                     4.71%

$100,000 - $249,999         3.50%                     3.63%

$250,000 - $499,999         2.50%                     2.56%

$500,000 - $1,000,000       2.00%                     2.04%

$1,000,000 and over                        See below



(1)   Shareholders that purchased funds that were a part of the Lexington family of funds at the time of purchase are not subject to sales charges for the life of their account.

(2)   Shareholders that purchased funds that were part of the Aetna family of funds prior to February 2, 1998 at the time of purchase are not subject to sales charges for the life of their account.

(3)   The term "offering price" includes the front-end sales charge.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                          Shareholder Guide    7


SHAREHOLDER GUIDE                    HOW TO PURCHASE SHARES

--------------------------------------------------------------------------------

INVESTMENTS OF $1 MILLION OR MORE. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, except as described below, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase,

as follows:




                                           PERIOD DURING WHICH

YOUR INVESTMENT                 CDSC          CDSC APPLIES


$1,000,000 - $2,499,999          1.00%            2 years

$2,500,000 - $4,999,999          0.50%             1 year

$5,000,000 and over              0.25%             1 year



CLASS B AND CLASS C


- Class B and Class C shares are offered at their NAV per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them. The amount of the

CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. The CDSCs are as follows:


CLASS B DEFERRED SALES CHARGE




                                CDSC ON SHARES

YEARS AFTER PURCHASE              BEING SOLD


1st year                                 5.00%

2nd year                                 4.00%

3rd year                                 3.00%

4th year                                 3.00%

5th year                                 2.00%

6th year                                 1.00%

After 6th year                          none



CLASS C DEFERRED SALES CHARGE




                                CDSC ON SHARES

YEARS AFTER PURCHASE              BEING SOLD


1st year                                 1.00%

After 1st year                          none



To keep your CDSC as low as possible, each time you place a request to redeem shares the Fund will first redeem shares in your account that are not subject to a CDSC and then will sell shares that have the lowest CDSC.

There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCED OR WAIVED FRONT-END SALES CHARGES. You may reduce the initial sales charge on a purchase of Class A shares of the Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules.

You may do this by:

o  LETTER OF INTENT - lets you purchase shares over a 13-month period and pay the same sales charge as if the shares had all been purchased at once.

o  RIGHTS OF ACCUMULATION - lets you add the value of shares of any open-end

   ING Fund (excluding ING Money Market Fund and ING Classic Money Market

   Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.

o  COMBINATION PRIVILEGE - shares held by investors in the ING Funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.

In addition, certain investors may be eligible for special purchases of Class A shares at NAV. This may be done by:


o  REINSTATEMENT PRIVILEGE - If you sell Class A shares of the Fund (or shares of other ING Funds managed by ING Investments, LLC) and reinvest any of the proceeds in Class A shares of another ING Fund within 90 days. For additional information regarding the reinstatement privilege, contact a

   Shareholder Services Representative or see the SAI; or

o  PURCHASES BY CERTAIN ACCOUNTS - Class A shares may be purchased at NAV by certain fee-based programs offered through selected registered investment advisers, broker-dealers and other financial intermediaries.


See the Account Application or the SAI for details, or contact your investment professional or a Shareholder Services Representative for more information.

CDSC WAIVERS. If you notify the Transfer Agent at the time of redemption, the

CDSC for each class will be waived in the following cases:

o  Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

o  For Class B and Class C shares, redemptions pursuant to a Systematic

   Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

o  Reinvestment of dividends and capital gains distributions.

If you think you may be eligible for a CDSC waiver, contact your investment professional or a Shareholder Services Representative.

REINSTATEMENT PRIVILEGE. If you sell Class A, Class B or Class C shares of the

Fund, you may be eligible for a full or prorated credit of the CDSC paid on the sale when you make an investment up to the amount redeemed in the same share class within 90 days of the eligible sale. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the

CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your investment professional or a

Shareholder Services

Representative, or see the SAI for more information.


PURCHASE OF SHARES. The minimum initial investment amounts for the Fund are as follows:

o  Non-retirement accounts: $1,000.

o  Retirement accounts: $250.



o  Pre-Authorized Investment Plan: $1,000 to open; you must invest at least

   $100 a month.



o  Certain omnibus accounts (accounts of investors who purchase fund shares through certain financial intermediaries where the share holdings are held in the name of the financial intermediary): $250.


8    Shareholder Guide


HOW TO PURCHASE SHARES                                        SHAREHOLDER GUIDE

--------------------------------------------------------------------


o  There are no investment minimums for any subsequent purchases.

Make your investment using the methods outlined in the table on the right.

The Fund and the Distributor reserve the right to reject any purchase order.

Please note that cash, traveler's checks, third-party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.

bank) generally will not be accepted. The Fund and the Distributor reserve the right to waive minimum investment amounts. Waiver of the minimum investment amount can increase operating expenses of the Fund. The Fund and the

Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for IRAs).


CUSTOMER IDENTIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.


What this means for you: the Fund, the Distributor, or a third-party selling you the Fund must obtain the following information for each person that opens an account:


o  Name;

o  Date of birth (for individuals);

o  Physical residential address (although post office boxes are still permitted for mailing); and


o  Social Security number, taxpayer identification number, or other identifying number.


You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

FEDERAL LAW PROHIBITS THE FUND, THE DISTRIBUTOR AND OTHER FINANCIAL

INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING

INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF

THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.





                             Initial                 Additional

      Method             Investment                Investment


BY CONTACTING      An investment             Visit or consult an

YOUR             professional with an      investment

INVESTMENT       authorized firm can       professional.

PROFESSIONAL     help you establish and

                  maintain your account.

BY MAIL            Visit or consult an       Fill out the Account

                  investment                Additions form

                  professional. Make        included on the bottom

                  your check payable to     of your account

                  ING Funds and mail it,    statement along with

                  along with a              your check payable to

                  completed Account         ING Funds and mail

                  Application. Please       them to the address on

                  indicate your             the account statement.

                  investment                Remember to write

                  professional on the       your account number

                  New Account               on the check.

                  Application.

BY WIRE            Call the ING              Wire the funds in the

                  Operations                same manner described

                  Department at             under "Initial

                  (800) 922-0180            Investment."

                  and select Option 4 to

                  obtain an account

                  number and indicate

                  your investment

                  professional on the

                  account.

                  Instruct your bank to

                  wire funds to the Fund

                  in the care of:

                  State Street Bank

                  and Trust Company

                  ABA # 011000028

                  Boston, MA

                  credit to:

                  __________

                  (the Fund)

                  A/C #75000216; for

                  further credit to

                  Shareholder

                  A/C #

                  __________

                  (A/C # you received

                  over the telephone)

                  Shareholder Name:

                  __________

                  (Your Name Here)

                  After wiring funds

                  you must complete

                  the Account

                  Application and send

                  it to:

                  ING Funds

                  P.O. Box 219368

                  Kansas City, MO

                  64121-9368




[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                          Shareholder Guide    9


SHAREHOLDER GUIDE                    HOW TO PURCHASE SHARES

--------------------------------------------------------------------------------

FREQUENT TRADING - MARKET TIMING

The Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Fund. The Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that the Fund determines not to be in the best interest of the Fund.

The Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on

Fund performance.


Because the Fund invests in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market but before the time the Fund computes its current NAV causes a change in the price of the foreign security and such price is not reflected in the Fund's current NAV investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in funds which do not invest in foreign securities. For example, if trading in a security held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy.

Similarly, when the Fund holds thinly-traded securities, such as certain small-capitalization securities, it may be exposed to varying levels of pricing arbitrage. The Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that the Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Fund shares which negatively affects long-term shareholders.


The Fund's Board of Directors ("Board") has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Fund.

Consistent with this policy, the Fund monitors trading activity. Shareholders may make exchanges among their accounts with ING Funds four (4) times each year. All exchanges occurring on the same day for all accounts (individual,

IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for these purposes. Subsequent transactions may not be effected within 30 days of the last transaction. In addition, purchase and sale transactions that are the functional equivalent of exchanges will be included in these limits. On January 1 of each year, the limit restriction will be reset for all shareholders and any trade restrictions that were placed on an account due to a violation of the policy in the prior year will be removed. The Fund reserves the right to specifically address any trading that might otherwise appear to comply with the restrictions described above if, after consultation with appropriate compliance personnel, it is determined that such trading is nevertheless abusive or adverse to the interests of long-term shareholders. The

Fund also reserves the right to modify the frequent trading - market timing policy at any time without prior notice depending on the needs of the Fund and/or state or federal regulatory requirements.

If an activity is identified as problematic after further investigation, the

Fund reserves the right to take any necessary action to deter such activity.

Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Fund's frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading.

Although the restrictions described above are designed to discourage frequent,

short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the

Fund will occur. Moreover, in enforcing such restrictions, the Fund is often required to make decisions that are inherently subjective. The Fund strives to make these decisions to the best of its ability in a manner that it believes is in the best interest of shareholders.


Shareholders may invest in the Fund through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate transactions. Such intermediaries include broker-dealers, banks, investment advisers, recordkeepers, retirement plans and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Fund's administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Fund.


In some cases, the Fund will rely on the intermediaries' excessive trading policies and such policies shall define the trading activity in which the shareholders may engage. This shall be the case where the Fund is used in certain retirement plans offered by affiliates. With trading information received as a result of agreements, the Fund may make a determination that certain trading activity is harmful to the Fund and its shareholders even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Fund may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.

RETIREMENT PLANS


The Fund has available prototype qualified retirement plans for corporations and self-employed individuals. It also has available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers) and Simplified

Employee Pension Plans. State Street Bank and Trust Company ("SSB") acts as the custodian under these plans. For further information, contact a Shareholder

Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.


10    Shareholder Guide


HOW TO REDEEM SHARES                                          SHAREHOLDER GUIDE

--------------------------------------------------------------------

You may redeem shares by using the methods outlined in the table on the right.

Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

o  Your account must have a current value of at least $10,000.

o  Minimum withdrawal amount is $100.

o  You may choose from monthly, quarterly, semi-annual or annual payments.


For additional information, contact a Shareholder Services Representative or refer to the Account Application or the SAI.


PAYMENTS


Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined

NAV but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.


The Fund normally intends to pay in cash for all shares redeemed but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at its then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.




             Method                               Procedures


BY CONTACTING YOUR          You may redeem shares by contacting your

INVESTMENT PROFESSIONAL    investment professional. Investment

                            professionals may charge for their services

                            in connection with your redemption

                            request but neither the Fund nor the

                            Distributor imposes any such charge.

BY MAIL                     Send a written request specifying the Fund

                            name and share class, your account

                            number, the name(s) in which the account

                            is registered, and the dollar value or

                            number of shares you wish to redeem to:

                            ING Funds

                            P.O. Box 219368

                            Kansas City, MO 64121-9368

                            If certificated shares have been issued, the

                            certificate must accompany the written

                            request. Corporate investors and other

                            associations must have an appropriate

                            certification on file authorizing

                            redemptions. A suggested form of such

                            certification is provided on the Account

                            Application. A signature guarantee may be

                            required.

BY TELEPHONE -              You may redeem shares by telephone on

EXPEDITED REDEMPTION       all accounts other than retirement

                            accounts unless you check the box on the

                            Account Application which signifies that

                            you do not wish to use telephone

                            redemptions. To redeem by telephone, call

                            the Shareholder Services Representative at

                            (800) 992-0180.

                            RECEIVING PROCEEDS BY CHECK:

                            You may have redemption proceeds (up to

                            a maximum of $100,000) mailed to an

                            address which has been on record with ING

                            Funds for at least 30 days.

                            RECEIVING PROCEEDS BY WIRE:

                            You may have redemption proceeds

                            (subject to a minimum of $5,000) wired to

                            your pre-designated bank account. You will

                            not be able to receive redemption

                            proceeds by wire unless you check the box

                            on the Account Application which signifies

                            that you wish to receive redemption

                            proceeds by wire and attach a voided

                            check. Under normal circumstances,

                            proceeds will be transmitted to your bank

                            on the business day following receipt of

                            your instructions provided redemptions

                            may be made. In the event that share

                            certificates have been issued, you may not

                            request a wire redemption by telephone.



[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    11


SHAREHOLDER GUIDE                                TRANSACTION POLICIES

--------------------------------------------------------------------------------

NET ASSET VALUE

The NAV per share for each class of the Fund is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange

("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the

NYSE). The Fund is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of each class of the

Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which when combined with accrued interest,

approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Fund will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.

Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Fund's NAV is not calculated. As a result, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares. When market quotations are not available or are deemed unreliable, the Fund will use a fair value for the security that is determined in accordance with procedures adopted by the Fund's

Board. The types of securities for which such fair value pricing might be required include, but are not limited to:


o  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

o  Securities of an issuer that has entered into a restructuring;

o  Securities whose trading has been halted or suspended;

o  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

o  Securities that are restricted as to transfer or resale.

The Fund or the Adviser may rely on the recommendations of a fair value pricing service approved by the Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the

Fund's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

PRICE OF SHARES

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable CDSC. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received.

If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or the Distributor.


You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.


TELEPHONE ORDERS

The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine.

The Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange shares of the Fund for shares of the same class of any other

ING Fund, except for ING Corporate Leaders Trust Fund, without paying any additional sales charge. However, for Class A shares of ING Money Market Fund and ING Classic Money Market Fund, for which no sales charge was paid, you must pay the applicable sales load on an exchange into Class A shares of another

Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased.

The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged.

Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis. It is not expected that a secondary market for

12    Shareholder Guide


TRANSACTION POLICIES                                          SHAREHOLDER GUIDE

--------------------------------------------------------------------

ING Senior Income Fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the ING Senior Income Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5%

of ING Senior Income Fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income

Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.


In addition to the Fund available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other

ING Fund should carefully review the prospectus of that fund before exchanging their shares. For a list of the other ING Funds offered by the Distributor,

please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.


You will automatically have the ability to request an exchange by calling a

Shareholder Services Representative unless you mark the box on the Account

Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its exchange policies at any time,

upon 60 days' prior written notice to shareholders.

CDSC ON EXCHANGE INTO ING SENIOR INCOME FUND


You are not required to pay an applicable CDSC upon an exchange from the Fund described in this Prospectus into ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by the Fund, the Fund's CDSC will apply. After an exchange into

ING Senior Income Fund, the time period for application of the CDSC will be calculated based on the first date you acquired your shares in the ING Fund.


SYSTEMATIC EXCHANGE PRIVILEGE

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly,

semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except for ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days'

prior written notice to shareholders.

SMALL ACCOUNTS


Due to the relatively high cost of handling small investments, the Fund reserves the right, upon 30 days' prior written notice, to redeem at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than the Fund's minimum. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder

30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.


ACCOUNT ACCESS

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180

and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy promise that accompanies this Prospectus.

HOUSEHOLDING


To reduce expenses, we may mail only one copy of the Fund's Prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents,

please call us at (800) 992-0180 or speak to your investment professional. We will begin sending you individual copies thirty days after receiving your request.


PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI. The Fund posts its portfolio holdings schedule on the ING Funds' website on a calendar-quarter basis. The portfolio holdings schedule is available on the ING Funds' website

30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the previous calendar quarter (e.g., the Fund will post the quarter ending June 30 holdings on July

31). The Fund may also post its complete or partial portfolio holdings on its website as of a specified date. The Fund's portfolio holdings schedule will, at a minimum, remain available on the Fund's website until the Fund files a Form

N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Fund's website is located at

www.ingfunds.com.


[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    13


MANAGEMENT OF THE FUND                 ADVISER AND SUB-ADVISER

--------------------------------------------------------------------------------

ADVISER

ING INVESTMENTS, LLC ("ING INVESTMENTS" OR "ADVISER"), an Arizona limited liability company, serves as the investment adviser to the Fund. ING

Investments has overall responsibility for the management of the Fund. ING

Investments oversees all investment advisory and portfolio management services for the Fund.


ING Investments is registered with the SEC as an investment adviser. ING

Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING

Groep") (NYSE: ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Investments became an investment management firm in April, 1995.

As of December 31, 2008, ING Investments managed approximately $__ billion in assets.

The principal office of ING Investments is located at 7337 East Doubletree

Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives an annual fee for its services payable in monthly installments based on the average daily net assets of the Fund.

The following table shows the aggregate annual management fees paid by the Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:





                                             MANAGEMENT

FUND                                             FEE


ING Global Science and Technology Fund             1.05%




For information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Fund's semi-annual shareholder report dated dated April 30, 2008 and the semi-annual shareholder report to be dated April 30, 2009.


SUB-ADVISER

ING Investments has engaged a sub-adviser to provide the day-to-day management of the Fund's portfolio. The sub-adviser is not an affiliate of ING

Investments.


ING Investments acts as a "manager-of-managers" for the Fund. ING Investments delegates to the sub-adviser of the Fund the responsibility for investment management, subject to ING Investments' oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-

adviser of the Fund.

From time to time, ING Investments may also recommend the appointment of additional sub-advisers or replacement of sub-advisers to the Fund's Board. The

Fund and ING Investments have received exemptive relief from the SEC to permit

ING Investments, with the approval of the Fund's Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the

Fund's shareholders. The Fund will notify shareholders of any change in the identity of the sub-adviser of the Fund. In this event, the name of the Fund and its principal investment strategies may also change.


Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Fund's Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.

ING GLOBAL SCIENCE AND TECHNOLOGY FUND

BLACKROCK ADVISORS, LLC


BlackRock Advisors, LLC ("BlackRock Advisors" or "Sub-Adviser"), a Delaware

limited liability company, serves as the Sub-Adviser to the Fund and is a wholly-owned subsidiary of BlackRock, Inc., ("BlackRock"). BlackRock Advisors

and its affiliates offer a full range of equity, fixed-income, cash management and alternative investment products with strong representation in both retail and institutional channels in U.S. and in non-U.S. markets. The company has over 5,800 employees in 22 countries and a major presence in most key markets including the United States, the United Kingdom, Asia, Australia, the Middle

East and Europe.


The principal address of BlackRock is 100 Bellevue Parkway, Wilmington,

Delaware 19809.


As of December 31, 2008 BlackRock Advisors and its affiliates had over $[ ]

trillion in investment company and other portfolio assets under management.

The following individuals jointly share responsibility for the day-to-day management of ING Global Science and Technology Fund. Mr. Callan has co-managed the Fund since 2004, Ms. Rosenbaum and Dr. Xie have co-managed the Fund since

2005.

Thomas P. Callan, CFA, Managing Director and Senior Portfolio Manager, is the

head of BlackRock Advisors' Global Opportunities Team and is the strategist for all the team's portfolios. Before becoming part of BlackRock Advisors, Mr.

Callan had been with the PNC Asset Management Group, which he joined in 1994.

Mr. Callan began his career at PNC Bank as a personal trust portfolio manager in 1988 and became a research analyst in 1992.

Jean M. Rosenbaum, CFA, Managing Director and Portfolio Manager, is a senior member of BlackRock Advisors' Global Opportunities Team and is responsible for coverage of stocks in the technology sector for all of the team's portfolios.

Prior to joining BlackRock Advisors in 1998, Ms. Rosenbaum was a healthcare analyst with the PNC Asset Management Group.

Erin Xie, Ph.D., Managing Director and Portfolio Manager, is a senior member of

BlackRock Advisors' Global Opportunities Team and is responsible for coverage of stocks in the healthcare sector.


14    Management of the Fund


ADVISER AND SUB-ADVISER                       MANAGEMENT OF THE FUND

--------------------------------------------------------------------


Before becoming part of BlackRock Advisors in 2005, Dr. Xie was with State

Street Research & Management since 2001. She began her investment career as a pharmaceutical analyst for Sanford Bernstein in 1999.

ADDITIONAL INFORMATION REGARDING THE PORTFOLIO MANAGERS


The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Fund.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                    Management of the Fund    15


MORE INFORMATION ABOUT RISKS

--------------------------------------------------------------------------------

All mutual funds involve risk - some more than others - and there is always the chance that you could lose money or not earn as much as you hope. The Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.


Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Fund may invest in these securities or use these techniques as part of the Fund's principal investment strategies.

However, the Adviser or Sub-Adviser of the Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategies.


PRINCIPAL RISKS

The discussions below describe the Fund's principal risks. Please see the SAI for a further discussion of the principal and other investment strategies employed by the Fund.


CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security and as such, is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements,

options, forwards and futures. Derivative securities are subject to market risk which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that a fund's adviser or sub-adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results such as a loss or a reduction in gains.


EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions,

the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties;

over-dependence on exports, especially with respect to primary commodities,

making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.


FOREIGN INVESTMENTS. There are certain risks in owning foreign securities including those resulting from: fluctuations in currency exchange rates;

devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers;

accounting, auditing and financial reporting standard or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement;

higher transaction and custody expenses than for domestic securities; and

limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices are more volatile that those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of portfolios or other assets of a fund including the withholding of dividends.

A fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions, to help protect fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to a fund.

INITIAL PUBLIC OFFERINGS ("IPO'S"). IPOs and offerings by companies that have recently gone public have the potential to produce substantial gains for a fund. However, there is no assurance that a fund will have access to profitable

IPOs. Stock of some newly-public companies may decline shortly after the IPOs.


16    More Information About Risks


                            MORE INFORMATION ABOUT RISKS

--------------------------------------------------------------------


RULE 144A SECURITIES. Rule 144A securities are securities that are not registered but which are bought and sold solely by institutional investors. A fund considers Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets.

SECTOR FOCUS. A fund may focus its assets in securities in the science and technology sectors. As a result, the fund may be subject to greater risks and market fluctuation than a fund which has securities representing a broader range of investment alternatives.

MID-CAPITALIZATION/SMALL-CAPITALIZATION COMPANIES . Investments in mid- and

small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

INABILITY TO SELL SECURITIES. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies.

These less liquid securities could include securities of small and mid-size

U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings and foreign securities, particularly those from companies in countries with an emerging securities market. A fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, a fund may lend portfolio securities in an amount up to 33  1/3% of total fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When a fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the fund could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.


OTHER RISKS


BORROWING. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of a fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of a fund's debt securities can be expected to rise and when interest rates rise,

the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed-income securities.

Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's

"interest rate risk" or "volatility". According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

INTERESTS IN LOANS. A fund may invest in participation interests or assignments in secured variable or floating rate loans which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a fund's investment. Many loans are relatively illiquid and may be difficult to value.

MANAGEMENT. A fund is subject to management risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or the portfolio manager will apply investment techniques and risk analyses in making investment decisions for a fund but there can be no guarantee that these will produce the desired results.

Many sub-advisers of equity funds employ styles that are characterized as

"value" or "growth." However, these terms can have different applications by different managers. One sub-adviser's value approach may be different from another and one sub-adviser's growth approach may be different from another.

For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than


[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                              More Information About Risks    17


MORE INFORMATION ABOUT RISKS

--------------------------------------------------------------------------------

other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.


PAIRING-OFF TRANSACTIONS. A pairing-off transaction occurs when a fund commits to purchase a security at a future date and then the fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase,

then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the fund will experience a loss.


REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase by the Fund of a security that the seller has agreed to repurchase at an agreed-upon date and price. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.


RESTRICTED AND ILLIQUID SECURITIES. If a security is illiquid, a fund might be unable to sell the security at a time when the adviser or sub-adviser might wish to sell and the security could have the effect of decreasing the overall level of the fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities which could vary from the amount a fund could realize upon disposition. Restricted securities

(i.e., securities subject to legal or contractual restrictions on resale) may be illiquid. However, some restricted securities may be treated as liquid although they may be less liquid than registered securities traded on established secondary markets.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date.

Whether such a transaction produces a gain for a fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, the fund's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a fund's yield. However,

such transactions also increase the fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. A short sale is the sale by a fund of a security which has been borrowed from a third party on the expectation that the market price will drop.

If the price of the security rises, a fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS. Obligations issued by some U.S.

government agencies, authorities, instrumentalities or sponsored enterprises,

such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury while obligations issued by others, such as the Federal National Mortgage Association, Federal Home Loan Mortgage

Corporation and Federal Home Loan Banks, are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or the Sub-Adviser anticipates


unusual market or other conditions, the fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the fund invests defensively, it may not achieve its investment objective.


PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.

18    More Information About Risks


DIVIDENDS,                                     DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Fund generally distributes most or all of its net earnings in the form of dividends and capital gain distributions. Distributions are normally expected to consist primarily of capital gains.

The Fund pays dividends and capital gains, if any, annually.

DIVIDEND REINVESTMENT


Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the

Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, Class B or Class C shares of the Fund invested in another ING

Fund that offers the same class of shares. If you are a shareholder of ING

Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A shares account of any open-end ING Fund.


TAXES


The following information is meant as a general summary for U.S. shareholders.

Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you from investing in the Fund.

The Fund will pay all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it pays, most shareholders will be taxed on amounts they receive and any special distributions declared. A particular payment generally will be taxable as either ordinary income or long-term capital gains. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular payment as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Dividends attributable to interest income are not eligible for the reductions in rates described below.

Current tax law (which is scheduled to apply through 2010) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. Although this rate does not apply to corporate taxpayers, such taxpayers may be entitled to a corporate dividends received deduction with respect to their share of eligible domestic corporate dividends received by the Fund.

The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:


o  Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

o  Note that distributions of earnings from dividends paid by certain

   "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.


o  A shareholder will also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.


o  Distributions of earnings from non-qualifying dividends, interest income,

   other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.


   o  The maximum 15% tax rate for individual taxpayers on long-term capital gains and qualifying dividends is currently scheduled to apply through

   2010. In the absence of further Congressional action, for the calendar years after 2010, the maximum rate on long-term capital gains for individual taxpayers would increase to 20% and income from dividends would be taxed at the rates applicable to ordinary income.

o  Certain payments by the Fund may constitute a return of capital, which will have the effect of reducing your cost basis in the Fund's shares and thereby increasing the amount of capital gain, if any, that you will realize when selling or exchanging Fund shares.

Dividends declared by the Fund in October, November or December and paid during the following January will be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as "buying a dividend."

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules and you should consult your tax adviser about investment through a tax-deferred account.


There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of the Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                        Dividends, Distributions and Taxes    19


DIVIDENDS, DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------

before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the

IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S.

federal income tax liability.

If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to treat a proportionate amount of certain foreign taxes paid by it as a distribution to each shareholder which would permit each shareholder: (1) to credit this amount; or (2) to deduct this amount for purposes of computing its U.S. federal income tax liability. The Fund will notify you if it makes this election.

Please see the SAI for further information regarding tax matters.

20    Dividends, Distributions and Taxes


FINANCIALHIGHLIGHTS

--------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand the Fund's Class A, Class B and/


or Class C shares' financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). A report of the Fund's independent registered public accounting firm, along with the Fund's financial statements, is included in the

Fund's annual shareholder report, which is incorporated by reference into the

SAI and is available upon request.


[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                        Financial Highlights  21


ING GLOBAL SCIENCE AND TECHNOLOGY FUND                     FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------





                                                                                    CLASS A

                                                                   ------------------------------------------

                                                                                   YEAR ENDED

                                                                                  OCTOBER 31,

                                                                   ------------------------------------------

                                                                    2008      2007        2006        2005

                                                                   ------ ----------- ----------- -----------


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                         $     [ ]        4.38        3.83        3.47

Income (loss) from investment operations:

Net investment loss                                          $     [ ]       (0.05)      (0.04)      (0.04)

Net realized and unrealized gain (loss) on investments and   $     [ ]        1.25        0.59        0.40

  foreign currency related transactions

Total from investment operations                             $     [ ]        1.20        0.55        0.36

Net asset value, end of period                               $     [ ]        5.58        4.38        3.83

TOTAL RETURN(2)                                              %     [ ]       27.40       14.36       10.37

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                            $     [ ]      38,934      34,249      32,146

Ratios to average net assets:

Gross expenses prior to expense reimbursement(3)             %     [ ]        2.09        2.09        2.10

Net expenses after expense reimbursement(3)(4)               %     [ ]        1.75        1.75        1.75

Net investment loss after expense reimbursement(3)(4)        %     [ ]       (0.96)      (0.89)      (1.03)

Portfolio turnover rate                                      %     [ ]          87         140         128


                                                                      CLASS A

                                                             -------------------------

                                                              FIVE MONTHS

                                                                 ENDED      YEAR ENDED

                                                              OCTOBER 31,    MAY 31,

                                                                2004(1)        2003

                                                             ------------- -----------


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                              3.61         3.07

Income (loss) from investment operations:

Net investment loss                                              (0.02)       (0.06)

Net realized and unrealized gain (loss) on investments and       (0.12)        0.60

  foreign currency related transactions

Total from investment operations                                 (0.14)        0.54

Net asset value, end of period                                    3.47         3.61

TOTAL RETURN(2)                                                  (3.88)       17.59

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                               32,782       35,601

Ratios to average net assets:

Gross expenses prior to expense reimbursement(3)                  2.04         2.25

Net expenses after expense reimbursement(3)(4)                    1.75         1.82

Net investment loss after expense reimbursement(3)(4)            (1.53)       (1.63)

Portfolio turnover rate                                             48          121








                                                                                       CLASS B

                                                                   ------------------------------------------------

                                                                                      YEAR ENDED

                                                                                     OCTOBER 31,

                                                                   ------------------------------------------------

                                                                    2008       2007           2006          2005

                                                                   ------ -------------- -------------- -----------


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                         $     [ ]          4.16           3.67         3.34

Income (loss) from investment operations:

Net investment loss                                          $     [ ]         (0.08)*        (0.07)*      (0.07)

Net realized and unrealized gain (loss) on investments and   $     [ ]          1.19           0.56         0.40

  foreign currency related transactions

Total from investment operations                             $     [ ]          1.11           0.49         0.33

Net asset value, end of period                               $     [ ]          5.27           4.16         3.67

TOTAL RETURN(2)                                              %     [ ]         26.68          13.35         9.88

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                            $     [ ]        10,888         10,851       11,740

Ratios to average net assets:

Gross expenses prior to expense reimbursement(3)             %     [ ]          2.84           2.84         2.85

Net expenses after expense reimbursement(3)(4)               %     [ ]          2.50           2.50         2.50

Net investment loss after expense reimbursement(3)(4)        %     [ ]         (1.71)         (1.65)       (1.77)

Portfolio turnover rate                                      %     [ ]            87            140          128


                                                                      CLASS B

                                                             -------------------------

                                                              FIVE MONTHS

                                                                 ENDED      YEAR ENDED

                                                              OCTOBER 31,    MAY 31,

                                                                2004(1)        2003

                                                             ------------- -----------


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                              3.50         3.00

Income (loss) from investment operations:

Net investment loss                                              (0.03)       (0.09)

Net realized and unrealized gain (loss) on investments and       (0.13)        0.59

  foreign currency related transactions

Total from investment operations                                 (0.16)        0.50

Net asset value, end of period                                    3.34         3.50

TOTAL RETURN(2)                                                  (4.57)       16.67

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                               13,632       15,452

Ratios to average net assets:

Gross expenses prior to expense reimbursement(3)                  2.79         3.00

Net expenses after expense reimbursement(3)(4)                    2.50         2.57

Net investment loss after expense reimbursement(3)(4)            (2.27)       (2.38)

Portfolio turnover rate                                             48          121




22  ING Global Science and Technology Fund


FINANCIAL HIGHLIGHTSING GLOBAL SCIENCE AND TECHNOLOGY FUND - (CONTINUED)

--------------------------------------------------------------------





                                                                                      CLASS C

                                                                   ----------------------------------------------

                                                                                     YEAR ENDED

                                                                                    OCTOBER 31,

                                                                   ----------------------------------------------

                                                                     2008       2007          2006        2005

                                                                   ------- -------------- ----------- -----------


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                         $      [ ]     4.14           3.65        3.33

Income (loss) from investment operations:

Net investment loss                                          $      [ ]    (0.08)*        (0.07)      (0.07)

Net realized and unrealized gain (loss) on investments and   $      [ ]     1.17           0.56        0.39

  foreign currency related transactions

Total from investment operations                             $      [ ]     1.09           0.49        0.32

Net asset value, end of period                               $      [ ]     5.23           4.14        3.65

TOTAL RETURN(2)                                              %      [ ]    26.33          13.42        9.61

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                            $      [ ]    3,253          3,576       3,611

Ratios to average net assets:

Gross expenses prior to expense reimbursement(3)             %      [ ]     2.84           2.84        2.85

Net expenses after expense reimbursement(3)(4)               %      [ ]     2.50           2.50        2.50

Net investment loss after expense reimbursement(3)(4)        %      [ ]    (1.75)         (1.65)      (1.77)

Portfolio turnover rate                                      %      [ ]       87            140         128


                                                                CLASS C

                                                             -------------

                                                              FIVE MONTHS

                                                                 ENDED      YEAR ENDED

                                                              OCTOBER 31,    MAY 31,

                                                                2004(1)        2003

                                                             ------------- -----------


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                            3.48         2.97

Income (loss) from investment operations:

Net investment loss                                            (0.03)       (0.09)

Net realized and unrealized gain (loss) on investments and     (0.12)        0.60

  foreign currency related transactions

Total from investment operations                               (0.15)        0.51

Net asset value, end of period                                  3.33         3.48

TOTAL RETURN(2)                                                (4.31)       17.17

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                              3,924        4,656

Ratios to average net assets:

Gross expenses prior to expense reimbursement(3)                2.79         3.00

Net expenses after expense reimbursement(3)(4)                  2.50         2.57

Net investment loss after expense reimbursement(3)(4)          (2.27)       (2.38)

Portfolio turnover rate                                           48          121




--------------------------------------------------------------------------------


(1)   The Fund changes its fiscal year end to October 31.


(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)   Annualized for periods less than one year.

(4)   The Adviser has agreed to limit expenses, (excluding interest, taxes,

      brokerage and extraordinary expenses) subject to possible recoupment by

      ING Investments, LLC within three years of being incurred.

*     Calculated using average number of shares outstanding throughout the period.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                    ING Global Science and Technology Fund    23


                      (THIS PAGE INTENTIONALLY LEFT BLANK)



Domestic Equity and Income Funds

ING Balanced Fund

ING Equity Dividend Fund

ING Fundamental Research Fund

ING Growth and Income Fund

ING Real Estate Fund


Domestic Equity Growth Funds

ING 130/30 Fundamental Research Fund


ING Fundamental Research Fund


ING LargeCap Growth Fund

ING MidCap Opportunities Fund

ING Opportunistic LargeCap Fund

ING Small Company Fund

ING SmallCap Opportunities Fund


Domestic Equity Index Funds


ING Index Plus LargeCap Fund

ING Index Plus MidCap Fund

ING Index Plus SmallCap Fund

Domestic Equity Value Funds


ING Financial Services Fund

ING Fundamental Research Fund


ING SmallCap Value Multi-Manager Fund

ING Value Choice Fund

Fixed-Income Funds

ING GNMA Income Fund

ING High Yield Bond Fund


ING Intermediate Bond Fund


Global Equity Funds

ING Global Equity Dividend Fund

ING Global Natural Resources Fund

ING Global Real Estate Fund

ING Global Value Choice Fund


Global/International Fixed-Income Funds

ING Emerging Markets Fixed Income Fund

ING Global Bond Fund

International Equity Fund


ING Asia-Pacific Real Estate Fund

ING Disciplined International SmallCap Fund

ING Emerging Countries Fund

ING European Real Estate Fund

ING Foreign Fund

ING Greater China Fund

ING Index Plus International Equity Fund

ING International Capital Appreciation Fund

ING International Equity Dividend Fund

ING International Growth Opportunities Fund

ING International Real Estate Fund


ING International SmallCap Multi-Manager

ING International Value Choice Fund


ING Russia Fund


International Fund-of-Funds


ING Diversified International Fund

Loan Participation Fund

ING Senior Income Fund

Money Market Funds

ING Classic Money Market Fund

ING Money Market Fund

Strategic Allocation Funds

ING Strategic Allocation Conservative Fund

ING Strategic Allocation Growth Fund

ING Strategic Allocation Moderate Fund



TO OBTAIN MORE INFORMATION


YOU'LL FIND MORE INFORMATION ABOUT THE FUND IN OUR:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS


In the Fund's annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Fund's performance during the last fiscal year,

the financial statements and the independent registered public accounting firm's reports (in the annual shareholder report only).


STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI contains more detailed information about the Fund. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Fund information.

To make shareholder inquiries contact:

THE ING FUNDS

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at WWW.INGFUNDS.COM

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public

Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. SECURITIES AND EXCHANGE COMMISSION

Public Reference Section

100 F Street, N.E.

Washington, D.C. 20549

or at the e-mail address: PUBLICINFO@SEC.GOV

Or obtain the information at no cost by visiting the SEC's Internet website at

WWW.SEC.GOV.

When contacting the SEC, you will want to refer to the Fund's SEC file number.

The file number is as follows:




ING Series Fund, Inc.                     811-06352

  ING Global Science and Technology Fund




PRPRO-AINTABC                                                    (0209-022709)


[GRAPHIC APPEARS HERE]

--------------------------------------------------------------------------------


[GRAPHIC APPEARS HERE]

Prospectus


FEBRUARY 27, 2009


Class I

GLOBAL EQUITY FUND

[|]

[|] ING Global Science and Technology Fund


This Prospectus contains important information about investing in Class I shares of ING Global Science and Technology Fund. You should read it carefully before you invest and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal

Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other government agency, and is affected by market fluctuations. There is no guarantee that the Fund will achieve its investment objective. As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not

approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.


-------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

MUTUAL FUNDS

--------------------------------------------------------------------------------



                                                                  WHAT'S INSIDE

--------------------------------------------------------------------------------



[GRAPHIC APPEARS HERE]


       INVESTMENT

       OBJECTIVE

[GRAPHIC APPEARS HERE]

      PRINCIPAL

       INVESTMENT

       STRATEGIES

[GRAPHIC APPEARS HERE]

       RISKS

[GRAPHIC APPEARS HERE]

       HOW THE

       FUND HAS

       PERFORMED

[GRAPHIC APPEARS HERE]

       WHAT YOU

       PAY TO

       INVEST




These pages contain a description of ING Global Science and Technology Fund

("Fund") including the Fund's investment objective, principal investment strategies and risks.

You'll also find:

HOW THE FUND HAS PERFORMED: A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).


WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay - both directly and indirectly - when you invest in the Fund.





INTRODUCTION TO THE FUND                            1

GLOBAL EQUITY FUND

[|]ING Global Science and Technology Fund           2

WHAT YOU PAY TO INVEST                              6

SHAREHOLDER GUIDE                                   8

MANAGEMENT OF THE FUND                             15

MORE INFORMATION ABOUT RISKS                       17

DIVIDENDS, DISTRIBUTIONS AND TAXES                 20

FINANCIAL HIGHLIGHTS                               22

TO OBTAIN MORE INFORMATION                 Back Cover





                      (THIS PAGE INTENTIONALLY LEFT BLANK)


                                                       INTRODUCTION TO THE FUND

--------------------------------------------------------------------------------

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the principal investment strategies and risks associated with the Fund. You should consult the Statement of Additional Information

("SAI") for a complete list of the investment strategies and risks.

[GRAPHIC APPEARS HERE]

If you have any questions about the Fund, please call your investment professional or us at 1-800-992-0180.

This Prospectus is designed to help you make informed decisions about your investments.

GLOBAL EQUITY FUND


ING Global Science and Technology Fund seeks long-term growth by investing primarily in foreign and domestic equities of science and technology companies.


     The Fund may be a suitable investment if you:

      o are investing for the long-term - at least several years;

      o are looking for exposure to global markets; and

      o are willing to accept higher risk in exchange for the potential for long-term growth.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                    Introduction to the Fund   1


                                                                        ADVISER

                                                            ING Investments, LLC

                                                                     SUB-ADVISER

                                                         BlackRock Advisors, LLC

ING GLOBAL SCIENCE AND TECHNOLOGY FUND

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

INVESTMENT OBJECTIVE


The Fund seeks long-term capital appreciation. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


[GRAPHIC APPEARS HERE]

PRINCIPAL  INVESTMENT STRATEGIES

The Fund normally invests 80% of its net assets plus borrowings for investment purposes, if any, in equity securities issued by science and technology companies in all market capitalization ranges. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Fund will invest primarily in equity securities of U.S. and non-U.S.

companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The Sub-Adviser


considers science and technology companies to be companies defined as such by the Global Industrial Classification Standards. The Fund may, from time to time, invest more than 25% of its net assets in securities whose issuers are located in a single foreign country. The Fund may invest up to 25% of its net assets in stocks of issuers in countries with emerging securities markets.


The Fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock, initial public offerings, and Rule 144A Securities. The Sub-Adviser will invest in U.S. and

non-U.S. companies (including companies located in countries with emerging securities markets) that are expected to offer the best opportunities for growth and high investment returns. The Sub-Adviser uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor may change depending on market conditions. The most influential factors over time have been revenue and earnings growth,

estimate revisions, profitability and relative value.

The Sub-Adviser will invest in a number of different countries, including the

United States. Some of the industries that are likely to be represented in the

Fund's portfolio holdings include: Application Software, IT Consulting &

Services, Internet Software and Services, Networking Equipment, Telecom

Equipment, Computer Hardware, Computer Storage & Peripherals, Electronic

Equipment and Instruments, Semiconductor Equipment, Semiconductors, Aerospace &

Defense, Electrical Components & Equipment, Biotechnology, Pharmaceuticals,

Healthcare Equipment & Supplies, Healthcare Distribution & Services, Healthcare

Facilities, Industrial Gases, Specialty Chemicals, Advanced Materials,

Integrated Telecom Services, Alternative Carriers and Wireless

Telecommunication Services.

The Fund generally will sell a stock when, in the Sub-Adviser's opinion, there is a deterioration in the company's fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. The Sub-Adviser uses a broad set of technical tools to enhance the timing of purchase or sell decisions.

The Fund may invest excess cash in short-term U.S. government securities and other high-quality money market securities for temporary and defensive purposes. However, when the Fund is engaged in the temporary defensive position, it may not achieve its investment objective.

The Fund may invest in derivative instruments including, among other things,

foreign currency contracts.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33  1/3% of its total assets.


PENDING MERGER - On September 25, 2008, the Board of Directors approved a proposal to reorganize the Fund into ING MidCap Opportunities Fund. If shareholder approval is obtained, it is expected that the reorganization will take place during the first quarter of 2009. Shareholders will be notified if the reorganization is not approved. After the reorganization you will hold shares of ING MidCap Opportunites Fund. For more information regarding ING

MidCap Opportunities Fund, please contact a Shareholder Services representative at (800) 992-0180.


--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

RISKS

You could lose money on an

investment in the Fund. The Fund may be affected by the following risks, among others:


CONVERTIBLE SECURITIES - the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

DERIVATIVES - derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

FOREIGN INVESTMENTS - foreign investments may be riskier than U.S. investments for many reasons including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the United

States; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce exchange risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S.

investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater as these countries may be less politically and economically stable than other countries.

It also may be more difficult to buy and sell securities in countries with emerging securities markets. If the Fund invests more than 25% of its assets in securities whose issuers are located in a single foreign country, the Fund would be more dependent upon the political and economic circumstances of that country than a mutual fund that owns stock of companies in many countries.

ILLIQUID SECURITIES - if a security is illiquid, the Fund might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

INITIAL PUBLIC OFFERINGS ("IPOS") -

IPOs and companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs or that IPOs in which the Fund invests will rise in value. Furthermore, stocks of newly public companies may decline shortly after the IPO. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow,

it is likely that the effect of the Fund's investment in IPOs on the Fund's return will decline.


MARKET TRENDS - from time to time, the stock market may not favor the growth-oriented securities in which the Fund invests. Rather, the market could favor value-oriented securities or may not favor equities at all.


PRICE VOLATILITY - the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably.

Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities,

they generally have higher volatility. The Fund invests in securities of larger companies which sometimes have more stable prices than smaller companies.

However, the Fund may also invest in securities of mid-sized and small-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

RULE 144A SECURITIES - Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors.

The Fund may consider Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets and may lead to a decreased ability to sell these securities.


SCIENCE AND TECHNOLOGY - the Fund's focus on stocks in the science and technology sectors makes it more susceptible to factors affecting those sectors and more volatile than funds that invest in many different sectors. Therefore,

a downturn in the science and/or technology sectors could hurt the Fund's performance to a greater extent than a fund that invests in many sectors.

In addition, investing in science and technology companies exposes the Fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete and the Fund's returns could suffer to the extent it holds an affected company's shares. Companies in a number of science and technology sectors are subject to more government regulations and approval processes than many other industries. This fact may affect a company's overall profitability and cause its stock price to be more volatile.

Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.

SECURITIES LENDING - there is the risk that when lending portfolio securities,

the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect which may intensify the market risk, credit risk and other risks associated with investments in the

Fund.

2        ING Global Science and Technology Fund


                                         ING GLOBAL SCIENCE AND TECHNOLOGY FUND

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                              ING Global Science and Technology Fund           3


                                                                        ADVISER

                                                            ING Investments, LLC

                                                                     SUB-ADVISER

                                                         BlackRock Advisors, LLC

ING GLOBAL SCIENCE AND TECHNOLOGY FUND

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

HOW THE FUND HAS PERFORMED

A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

4  ING Global Science and Technology Fund


                                         ING GLOBAL SCIENCE AND TECHNOLOGY FUND

--------------------------------------------------------------------------------

The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of two broad measures of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.

The bar chart below provides some indication of the risks of investing in the

Fund by showing changes in the performance of the Fund's Class I shares from year to year.


  [PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]


                    YEAR-BY-YEAR TOTAL RETURNS (%)(1)(2)(3)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1999   2000     2001        2002      2003        2004      2005       2006      2007       2008

              (24.67)     (42.58)     47.15      (1.03)     11.23      6.81      18.46




            Best and worst quarterly performance during this period:


                          Best: [ ] quarter [ ]: [ ]%

                         Worst: [ ] quarter [ ]: [ ]%


                     AVERAGE ANNUAL TOTAL RETURNS(1)(2)(3)


                   (FOR THE PERIODS ENDED DECEMBER 31, 2008)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class I shares' performance to that of two broad measures of market performance - the Standard & Poor's 500(Reg. TM) Composite

Stock Price Index ("S&P 500(Reg. TM) Index") and the NYSE Arca Tech 100(Reg.

TM) Index. It is not possible to invest directly in the indices. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.





                                                                                             10 YEARS

                                                                   1 YEAR    5 YEARS    (OR LIFE OF CLASS)


CLASS I RETURN BEFORE TAXES                                 %       [ ]        [ ]         [ ] (3)

Class I Return After Taxes on Distributions                 %       [ ]        [ ]         [ ] (3)

Class I Return After Taxes on Distributions and Sale of     %       [ ]        [ ]         [ ] (3)

  Fund Shares

S&P 500(Reg. TM) Index (reflects no deductions for fees,    %       [ ]        [ ]         [ ] (5)

  expenses or taxes)(4)

NYSE Arca Tech 100 Index(Reg. TM) (reflects no deduction    %       [ ]        [ ]         [ ] (5)

  for fees, expenses or taxes)(6)




(1)   Effective March 1, 2002 ING Investments, LLC began serving as investment adviser. Formerly, ING Investment Management Co. served as the investment adviser to the Fund. Effective September 29, 2006 BlackRock Advisors, LLC

      began serving as sub-adviser to the Fund. On September 29, 2006

      BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc.

      whereby Merrill Lynch & Co., Inc.'s investment management businesses combined with that of BlackRock, Inc. to create a new independent company and on September 29, 2006 BlackRock Advisors, Inc. reorganized into

      BlackRock Advisors, LLC. Prior to September 30, 2006 BlackRock Advisors,

      Inc. served as sub-adviser to the Fund. Prior to January 2, 2004 AIC

      Asset Management, LLC served as sub-adviser to the Fund.

(2)   Effective February 17, 2004 the Fund changed its name from ING Technology

      Fund to ING Global Science and Technology Fund.

(3)   Class I shares commenced operations on March 1, 2000.

(4)   The S&P 500(Reg. TM) Index is a widely recognized, unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(5)   The index returns for Class I shares are for the period beginning March

      1, 2000.

(6)   The NYSE Arca Tech 100 Index(Reg. TM) is a multi-industry technology index measuring the performance of companies using technology innovation across a broad spectrum of industries. It is comprised of 100 listed and over-the-counter stocks from 14 different sub-sectors including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                     ING Global Science and Technology Fund    5


WHAT YOU PAY TO INVEST

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

      There are two types of fees and expenses when you invest in mutual funds:

      fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and estimated


      operating expenses for the Fund. The estimated expenses are based on the expenses paid by the Fund in the fiscal year ended October 31, 2008.

      Actual expenses paid by the Fund may vary from year to year.


FEES YOU PAY DIRECTLY




                                                                 CLASS I

                                                              ------------


MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF                  none

  OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES          none

  PRICE, WHICHEVER IS LESS)



OPERATING EXPENSES PAID EACH YEAR BY THE FUND(1)

(as a % of average net assets)

CLASS I





                                                        DISTRIBUTION

                                                         AND SERVICE

                                           MANAGEMENT      (12B-1)        OTHER

FUND                                           FEE          FEES       EXPENSES(2)

------------------------------------      ------------ -------------- -------------


ING Global Science and Technology    %         1.05          -            [ ]


                                        ACQUIRED

                                          FUND        TOTAL                            NET

                                          FEES         FUND                           FUND

                                          AND       OPERATING        WAIVERS,       OPERATING

FUND                                  EXPENSES(3)    EXPENSES     REIMBURSEMENTS    EXPENSES

------------------------------------ ------------- -----------  AND RECOUPMENT(4)  ----------


ING Global Science and Technology        [ ]          [ ]              [ ]            [ ]




(1)      This table shows the estimated operating expenses for Class I shares of the Fund as a ratio of expenses to average daily net assets. These estimated expenses are based on the Fund's actual operating expenses for its most recently completed fiscal year as adjusted for contractual changes, if any, and fee waivers to which ING Investments,

         LLC, the investment adviser to the Fund, has agreed.

(2)      ING Funds Services, LLC receives an annual administration fee equal to

         0.08% of the Fund's average daily net assets which is reflected in

         Other Expenses.


(3)      The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Funds directly. These fees and expenses include the Fund's pro rata share of the cumulative expenses charged by the Acquired Fund in which the Fund invests. The fees and expenses will vary based on the

         Fund's allocation of assets to, and the annualized net expenses of,

         the particular Acquired Funds. The impact of these fees and expenses is shown in Net Fund Operating Expenses.

(4)      ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the

         Fund, excluding interest, taxes, brokerage and extraordinary expenses,

         and Acquired Fund Fees and Expenses, to the amount set forth under Net

         Fund Operating Expenses, subject to possible recoupment by ING

         Investments, LLC within three years. The amount of the Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING

         Investments, LLC, is shown under the heading Waivers, Reimbursements and Recoupment. The expense limit will continue through at least March

         1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of a termination of the expense limitation agreement within 90 days of the end of the then current terms or upon termination of the investment management agreement. In addition, the expense limitation agreement may be terminated by ING Series Fund Inc.

         upon at least 90 days' prior written notice to ING Investments, LLC.

         For more information regarding the expense limitation agreement,

         please see the SAI.


6  What You Pay to Invest


                                                         WHAT YOU PAY TO INVEST

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]


      EXAMPLE



      The Example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

      The Example assumes that you invested $10,000, that you reinvested all your dividends, that the Fund earned an average annual return of 5%, and that annual operating expenses remained at the current level. Keep in mind that this is only an estimate - actual expenses and performance may vary.


CLASS I





FUND                                           1 YEAR         3 YEARS         5 YEARS         10 YEARS

--------------------------------------        --------       ---------       ---------       ---------


ING Global Science and Technology(1)     $     [ ]             [ ]             [ ]              [ ]




-------------------------------------------------------------------------------

(1)   The Example reflects the expense limitation agreement/waivers for the one-year period and the first year of the three-, five- and ten-year periods.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                       What You Pay to Invest  7


SHAREHOLDER GUIDE                    HOW TO PURCHASE SHARES

--------------------------------------------------------------------------------

PURCHASE OF SHARES

The minimum initial investment for Class -I shares is $250,000. Class -I shares are available only to (i) -qualified retirement plans such as 401(a), 401(k) or other defined contribution plans and defined benefit plans; (ii) -insurance companies and foundations investing for their own account; (iii) -wrap programs offered by broker-dealers and financial institutions; (iv) -accounts of or managed by trust departments; (v) -retirement plans affiliated with ING -Groep

N.V.; (vi) -ING Groep N.V. affiliates for purposes of corporate cash management; and (vii) -by other ING Funds in the ING Family of Funds.





                             Initial                 Additional

      Method             Investment                Investment


BY CONTACTING      An investment             Visit or consult an

YOUR             professional with an      investment

INVESTMENT       authorized firm can       professional.

PROFESSIONAL     help you establish and

                  maintain your account.

BY MAIL            Visit or consult an       Fill out the Account

                  investment                Additions form

                  professional. Make        included on the bottom

                  your check payable to     of your account

                  ING Funds and mail it,    statement along with

                  along with a              your check payable to

                  completed Account         ING Funds and mail

                  Application. Please       them to the address on

                  indicate your             the account statement.

                  investment                Remember to write

                  professional on the       your account number

                  New Account               on the check.

                  Application.

BY WIRE            Call the ING              Wire the funds in the

                  Operations                same manner described

                  Department at             under "Initial

                  (800) 922-0180            Investment."

                  and select Option 4 to

                  obtain an account

                  number and indicate

                  your investment

                  professional on the

                  account.

                  Instruct your bank to

                  wire funds to the Fund

                  in the care of:

                  State Street Bank

                  and Trust Company

                  ABA # 011000028

                  Boston, MA

                  credit to:

                  __________

                  (the Fund)

                  A/C #75000216; for

                  further credit to

                  Shareholder

                  A/C #

                  __________

                  (A/C # you received

                  over the telephone)

                  Shareholder Name:

                  __________

                  (Your Name Here)

                  After wiring funds

                  you must complete

                  the Account

                  Application and send

                  it to:

                  ING Funds

                  P.O. Box 219368

                  Kansas City, MO

                  64121-9368




8    Shareholder Guide


HOW TO PURCHASE SHARES                                        SHAREHOLDER GUIDE

--------------------------------------------------------------------

CUSTOMER IDENTIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.


What this means for you: the Fund, the Distributor, or a third-party selling you the Fund must obtain the following information for each person that opens an account:


o  Name;

o  Date of birth (for individuals);

o  Physical residential address (although post office boxes are still permitted for mailing); and


o  Social Security number, taxpayer identification number, or other identifying number.


You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

FEDERAL LAW PROHIBITS THE FUND, THE DISTRIBUTOR AND OTHER FINANCIAL

INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING

INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF

THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.

FREQUENT TRADING - MARKET TIMING

The Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Fund. The Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that the Fund determines not to be in the best interest of the Fund.

The Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on

Fund performance.


Because the Fund invests in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market but before the time the Fund computes its current NAV causes a change in the price of the foreign security and such price is not reflected in the Fund's current NAV investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in funds which do not invest in foreign securities. For example, if trading in a security held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy.

Similarly, when the Fund holds thinly-traded securities, such as certain small-capitalization securities, it may be exposed to varying levels of pricing arbitrage. The Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that the Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Fund shares which negatively affects long-term shareholders.


The Fund's Board of Directors ("Board") has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Fund.

Consistent with this policy, the Fund monitors trading activity. Shareholders may make exchanges among their accounts with ING Funds four (4) times each year. All exchanges occurring on the same day for all accounts (individual,

IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for these purposes. Subsequent transactions may not be effected within 30 days of the last transaction. In addition, purchase and sale transactions that are the functional equivalent of exchanges will be included in these limits. On January 1 of each year, the limit restriction will be reset for all shareholders and any trade restrictions that were placed on an account due to a violation of the policy in the prior year will be removed. The Fund reserves the right to specifically address any trading that might otherwise appear to comply with the restrictions described above if, after consultation with appropriate compliance personnel, it is determined that such trading is nevertheless abusive or adverse to the interests of long-term shareholders. The

Fund also reserves the right to modify the frequent trading - market timing policy at any time without prior notice depending on the needs of the Fund and/or state or federal regulatory requirements.

If an activity is identified as problematic after further investigation, the

Fund reserves the right to take any necessary action to deter such activity.

Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Fund's frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading.

Although the restrictions described above are designed to discourage frequent,

short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the

Fund will occur. Moreover, in enforcing such restrictions, the Fund is often

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                          Shareholder Guide    9


SHAREHOLDER GUIDE                    HOW TO PURCHASE SHARES

--------------------------------------------------------------------------------

required to make decisions that are inherently subjective. The Fund strives to make these decisions to the best of its ability in a manner that it believes is in the best interest of shareholders.


Shareholders may invest in the Fund through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate transactions. Such intermediaries include broker-dealers, banks, investment advisers, recordkeepers, retirement plans and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Fund's administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Fund.


In some cases, the Fund will rely on the intermediaries' excessive trading policies and such policies shall define the trading activity in which the shareholders may engage. This shall be the case where the Fund is used in certain retirement plans offered by affiliates. With trading information received as a result of agreements, the Fund may make a determination that certain trading activity is harmful to the Fund and its shareholders even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Fund may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.

RETIREMENT PLANS - CLASS I SHARES


The Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. It also has available prototype

IRA, Roth IRA and Simple IRA plans (for both individuals and employers) and

Simplified Employee Pension Plans. State Street Bank and Trust Company ("SSB")

acts as the custodian under these plans. For further information, contact a

Shareholder Services Representative at (800) 992-0180. SSB currently receives a

$12 custodial fee annually for the maintenance of such accounts.


10    Shareholder Guide


HOW TO REDEEM SHARES                                          SHAREHOLDER GUIDE

--------------------------------------------------------------------

You may redeem shares by using the methods outlined in the table on the right.

Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

o  Your account must have a current value of at least $250,000.

o  Minimum withdrawal amount is $1,000.

o  You may choose from monthly, quarterly, semi-annual or annual payments.


For additional information, contact a Shareholder Services Representative or refer to the Account Application or the SAI.


PAYMENTS


Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined

NAV but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.


The Fund normally intends to pay in cash for all shares redeemed but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at its then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.




             Method                               Procedures


BY CONTACTING YOUR          You may redeem shares by contacting your

INVESTMENT PROFESSIONAL    investment professional. Investment

                            professionals may charge for their services

                            in connection with your redemption

                            request but neither the Fund nor the

                            Distributor imposes any such charge.

BY MAIL                     Send a written request specifying the Fund

                            name and share class, your account

                            number, the name(s) in which the account

                            is registered, and the dollar value or

                            number of shares you wish to redeem to:

                            ING Funds

                            P.O. Box 219368

                            Kansas City, MO 64121-9368

                            If certificated shares have been issued, the

                            certificate must accompany the written

                            request. Corporate investors and other

                            associations must have an appropriate

                            certification on file authorizing

                            redemptions. A suggested form of such

                            certification is provided on the Account

                            Application. A signature guarantee may be

                            required.

BY TELEPHONE -              You may redeem shares by telephone on

EXPEDITED REDEMPTION       all accounts other than retirement

                            accounts unless you check the box on the

                            Account Application which signifies that

                            you do not wish to use telephone

                            redemptions. To redeem by telephone, call

                            the Shareholder Services Representative at

                            (800) 992-0180.

                            RECEIVING PROCEEDS BY CHECK:

                            You may have redemption proceeds (up to

                            a maximum of $100,000) mailed to an

                            address which has been on record with ING

                            Funds for at least 30 days.

                            RECEIVING PROCEEDS BY WIRE:

                            You may have redemption proceeds

                            (subject to a minimum of $5,000) wired to

                            your pre-designated bank account. You will

                            not be able to receive redemption

                            proceeds by wire unless you check the box

                            on the Account Application which signifies

                            that you wish to receive redemption

                            proceeds by wire and attach a voided

                            check. Under normal circumstances,

                            proceeds will be transmitted to your bank

                            on the business day following receipt of

                            your instructions provided redemptions

                            may be made. In the event that share

                            certificates have been issued, you may not

                            request a wire redemption by telephone.



[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    11


SHAREHOLDER GUIDE                                TRANSACTION POLICIES

--------------------------------------------------------------------------------

HOW WE COMPENSATE INTERMEDIARIES FOR SELLING ING MUTUAL FUNDS

ING mutual funds are distributed by ING Funds Distributor, LLC ("Distributor").

The Distributor is a broker-dealer that is licensed to sell securities. The

Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each

ING mutual fund also has an investment adviser ("Adviser") which is responsible for managing the money invested in each of the mutual funds. Both of these entities (collectively, "ING") may compensate an intermediary for selling ING mutual funds.


Only persons licensed with the Financial Industry Regulatory Authority

("FINRA") as a registered representative (often referred to as a broker or financial adviser) and associated with a specific broker-dealer may sell an ING mutual fund to you. The Distributor has agreements in place with each of these broker-dealers defining specifically what those broker-dealers will be paid for the sale of a particular ING mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from ING. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.


The Fund's Adviser or the Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund including affiliates of the Adviser and the Distributor. These amounts would be in addition to the distribution payments made by the Fund under the distribution agreements. The payments made under these arrangements are paid by the Adviser or the Distributor. Additionally, if a fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in funds advised by ING meets certain target levels or increases over time.

The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions including affiliated entities.

These additional fees paid to intermediaries may take the following forms: (1)

a percentage of that entity's customer assets invested in ING mutual funds; (2)

a percentage of that entity's gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to: (1) 0.30% per annum of the value of the Fund's shares held by the broker-dealer's customers; or (2)

0.20% of the value of the Fund's shares sold by the broker-dealer during a particular period. In accordance with these practices, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets. If you invested $10,000, the Distributor could pay a maximum of $20 for that sale.

The Fund's Adviser or the Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds including affiliated companies. This may take the form of cash incentives and non-cash compensation and may include, but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that ING mutual funds are made available by those broker-dealers for their customers. The Sub-Adviser of the Fund may contribute to non-cash compensation arrangements.


Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.

The top 25 firms we paid to sell our mutual funds as of the last calendar year are:


A.G. Edwards & Sons, Inc.; Bear Stearns Securities Corp; Charles Schwab & Co;

Citigroup Global Markets; Directed Services LLC; Financial Network Investment;

First Clearing, LLC; H&R Block Financial Advisors; ING DIRECT Securities, Inc.;

ING Financial Advisors; ING Life Insurance and Annuity Company; Linsco Private

Ledger Financial; Merrill Lynch; MS & Co. ("Morgan Stanley"); Multi Financial

Securities; National Financial Services Corp; Oppenheimer & Co.; Pershing, LLC;

Primevest Financial Services, Inc.; Prudential Investment Management Services;

Raymond James Financial Services; RBC Dain Rauscher, Inc.; UBS Financial

Services, Inc.; Wachovia Securities; and Wells Fargo Investments.

Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

NET ASSET VALUE

The NAV per share for each class of the Fund is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange

("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the

NYSE). The Fund is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of each class of the

Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable.

12    Shareholder Guide


TRANSACTION POLICIES                                          SHAREHOLDER GUIDE

--------------------------------------------------------------------


Investments in securities maturing in 60 days or less are valued at amortized cost, which when combined with accrued interest, approximates market value.

Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Fund will generally be valued at the latest

NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.

Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Fund's NAV is not calculated. As a result, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares. When market quotations are not available or are deemed unreliable, the Fund will use a fair value for the security that is determined in accordance with procedures adopted by the Fund's

Board. The types of securities for which such fair value pricing might be required include, but are not limited to:


o  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

o  Securities of an issuer that has entered into a restructuring;

o  Securities whose trading has been halted or suspended;

o  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

o  Securities that are restricted as to transfer or resale.

The Fund or the Adviser may rely on the recommendations of a fair value pricing service approved by the Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the

Fund's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

PRICE OF SHARES


When you buy shares, you pay the NAV. When you sell shares, you receive the

NAV. Exchange orders are effected at NAV.


EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received.

If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or the Distributor.


You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.


TELEPHONE ORDERS

The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine.

The Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES


You may exchange shares of the Fund for shares of the same class of any other

ING Fund that offers those shares. You should review the prospectus of the ING

Fund you intend to exchange into before exchanging your shares.

The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged.

Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes.


In addition to the Fund available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any ING

Fund should carefully review the prospectus of that fund before exchanging their shares. For a list of the other ING Funds offered by the Distributor,

please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.

You will automatically have the ability to request an exchange by calling a

Shareholder Services Representative unless you mark the box on the Account

Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its exchange policies at any time,

upon 60 days' prior written notice to shareholders.

SMALL ACCOUNTS


Due to the relatively high cost of handling small investments, the Fund reserves the right, upon 30 days' prior written notice, to redeem at NAV, the shares of any shareholder whose account (except for IRAs) has a total value that is less than the Fund's minimum. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the


[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    13


SHAREHOLDER GUIDE                                TRANSACTION POLICIES

--------------------------------------------------------------------------------

value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

ACCOUNT ACCESS

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180

and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy promise that accompanies this Prospectus.

HOUSEHOLDING


To reduce expenses, we may mail only one copy of the Fund's Prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents,

please call us at (800) 992-0180 or speak to your investment professional. We will begin sending you individual copies thirty days after receiving your request.


PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI. The Fund posts its portfolio holdings schedule on the ING Funds' website on a calendar-quarter basis. The portfolio holdings schedule is available on the ING Funds' website

30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the previous calendar quarter (e.g., the Fund will post the quarter ending June 30 holdings on July

31). The Fund may also post its complete or partial portfolio holdings on its website as of a specified date. The Fund's portfolio holdings schedule will, at a minimum, remain available on the Fund's website until the Fund files a Form

N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Fund's website is located at

www.ingfunds.com.


14    Shareholder Guide


ADVISER AND SUB-ADVISER                       MANAGEMENT OF THE FUND

--------------------------------------------------------------------

ADVISER

ING INVESTMENTS, LLC ("ING INVESTMENTS" OR "ADVISER"), an Arizona limited liability company, serves as the investment adviser to the Fund. ING

Investments has overall responsibility for the management of the Fund. ING

Investments oversees all investment advisory and portfolio management services for the Fund.


ING Investments is registered with the SEC as an investment adviser. ING

Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING

Groep") (NYSE: ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Investments became an investment management firm in April, 1995.

As of December 31, 2008, ING Investments managed approximately $__ billion in assets.

The principal office of ING Investments is located at 7337 East Doubletree

Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives an annual fee for its services payable in monthly installments based on the average daily net assets of the Fund.

The following table shows the aggregate annual management fees paid by the Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:





                                             MANAGEMENT

FUND                                             FEE


ING Global Science and Technology Fund             1.05%




For information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Fund's semi-annual shareholder report dated dated April 30, 2008 and the semi-annual shareholder report to be dated April 30, 2009.


SUB-ADVISER

ING Investments has engaged a sub-adviser to provide the day-to-day management of the Fund's portfolio. The sub-adviser is not an affiliate of ING

Investments.


ING Investments acts as a "manager-of-managers" for the Fund. ING Investments delegates to the sub-adviser of the Fund the responsibility for investment management, subject to ING Investments' oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-

adviser of the Fund.

From time to time, ING Investments may also recommend the appointment of additional sub-advisers or replacement of sub-advisers to the Fund's Board. The

Fund and ING Investments have received exemptive relief from the SEC to permit

ING Investments, with the approval of the Fund's Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the

Fund's shareholders. The Fund will notify shareholders of any change in the identity of the sub-adviser of the Fund. In this event, the name of the Fund and its principal investment strategies may also change.


Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Fund's Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.

ING GLOBAL SCIENCE AND TECHNOLOGY FUND

BLACKROCK ADVISORS, LLC


BlackRock Advisors, LLC ("BlackRock Advisors" or "Sub-Adviser"), a Delaware

limited liability company, serves as the Sub-Adviser to the Fund and is a wholly-owned subsidiary of BlackRock, Inc., ("BlackRock"). BlackRock Advisors

and its affiliates offer a full range of equity, fixed-income, cash management and alternative investment products with strong representation in both retail and institutional channels in U.S. and in non-U.S. markets. The company has over 5,800 employees in 22 countries and a major presence in most key markets including the United States, the United Kingdom, Asia, Australia, the Middle

East and Europe.


The principal address of BlackRock is 100 Bellevue Parkway, Wilmington,

Delaware 19809.


As of December 31, 2008 BlackRock Advisors and its affiliates had over $[ ]

trillion in investment company and other portfolio assets under management.

The following individuals jointly share responsibility for the day-to-day management of ING Global Science and Technology Fund. Mr. Callan has co-managed the Fund since 2004, Ms. Rosenbaum and Dr. Xie have co-managed the Fund since

2005.


[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                    Management of the Fund    15


MANAGEMENT OF THE FUND                 ADVISER AND SUB-ADVISER

--------------------------------------------------------------------------------


ADDITIONAL INFORMATION REGARDING THE PORTFOLIO MANAGERS


The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Fund.

16    Management of the Fund


MORE                                         INFORMATION ABOUT RISKS

--------------------------------------------------------------------

All mutual funds involve risk - some more than others - and there is always the chance that you could lose money or not earn as much as you hope. The Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.


Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Fund may invest in these securities or use these techniques as part of the Fund's principal investment strategies.

However, the Adviser or Sub-Adviser of the Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategies.


PRINCIPAL RISKS

The discussions below describe the Fund's principal risks. Please see the SAI for a further discussion of the principal and other investment strategies employed by the Fund.


CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security and as such, is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements,

options, forwards and futures. Derivative securities are subject to market risk which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that a fund's adviser or sub-adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results such as a loss or a reduction in gains.


EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions,

the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties;

over-dependence on exports, especially with respect to primary commodities,

making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.


FOREIGN INVESTMENTS. There are certain risks in owning foreign securities including those resulting from: fluctuations in currency exchange rates;

devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers;

accounting, auditing and financial reporting standard or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement;

higher transaction and custody expenses than for domestic securities; and

limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices are more volatile that those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of portfolios or other assets of a fund including the withholding of dividends.

A fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions, to help protect fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to a fund.

INITIAL PUBLIC OFFERINGS ("IPO'S"). IPOs and offerings by companies that have recently gone public have the potential to produce substantial gains for a fund. However, there is no assurance that a fund will have access to profitable

IPOs. Stock of some newly-public companies may decline shortly after the IPOs.


[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                              More Information About Risks    17


MORE INFORMATION ABOUT RISKS

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

RULE 144A SECURITIES. Rule 144A securities are securities that are not registered but which are bought and sold solely by institutional investors. A fund considers Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets.

SECTOR FOCUS. A fund may focus its assets in securities in the science and technology sectors. As a result, the fund may be subject to greater risks and market fluctuation than a fund which has securities representing a broader range of investment alternatives.

MID-CAPITALIZATION/SMALL-CAPITALIZATION COMPANIES . Investments in mid- and

small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

INABILITY TO SELL SECURITIES. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies.

These less liquid securities could include securities of small and mid-size

U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings and foreign securities, particularly those from companies in countries with an emerging securities market. A fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, a fund may lend portfolio securities in an amount up to 33  1/3% of total fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When a fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the fund could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.


OTHER RISKS


BORROWING. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of a fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of a fund's debt securities can be expected to rise and when interest rates rise,

the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed-income securities.

Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's

"interest rate risk" or "volatility". According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

INTERESTS IN LOANS. A fund may invest in participation interests or assignments in secured variable or floating rate loans which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a fund's investment. Many loans are relatively illiquid and may be difficult to value.

MANAGEMENT. A fund is subject to management risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or the portfolio manager will apply investment techniques and risk analyses in making investment decisions for a fund but there can be no guarantee that these will produce the desired results.

Many sub-advisers of equity funds employ styles that are characterized as

"value" or "growth." However, these terms can have different applications by different managers. One sub-adviser's value approach may be different from another and one sub-adviser's growth approach may be different from another.

For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than


18    More Information About Risks


                            MORE INFORMATION ABOUT RISKS

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other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.


PAIRING-OFF TRANSACTIONS. A pairing-off transaction occurs when a fund commits to purchase a security at a future date and then the fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase,

then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the fund will experience a loss.


REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase by the Fund of a security that the seller has agreed to repurchase at an agreed-upon date and price. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.


RESTRICTED AND ILLIQUID SECURITIES. If a security is illiquid, a fund might be unable to sell the security at a time when the adviser or sub-adviser might wish to sell and the security could have the effect of decreasing the overall level of the fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities which could vary from the amount a fund could realize upon disposition. Restricted securities

(i.e., securities subject to legal or contractual restrictions on resale) may be illiquid. However, some restricted securities may be treated as liquid although they may be less liquid than registered securities traded on established secondary markets.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date.

Whether such a transaction produces a gain for a fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, the fund's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a fund's yield. However,

such transactions also increase the fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. A short sale is the sale by a fund of a security which has been borrowed from a third party on the expectation that the market price will drop.

If the price of the security rises, a fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS. Obligations issued by some U.S.

government agencies, authorities, instrumentalities or sponsored enterprises,

such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury while obligations issued by others, such as the Federal National Mortgage Association, Federal Home Loan Mortgage

Corporation and Federal Home Loan Banks, are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or the Sub-Adviser anticipates


unusual market or other conditions, the fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the fund invests defensively, it may not achieve its investment objective.


PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                              More Information About Risks    19


DIVIDENDS, DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Fund generally distributes most or all of its net earnings in the form of dividends and capital gain distributions. Distributions are normally expected to consist primarily of capital gains.

The Fund pays dividends and capital gains, if any, annually.

DIVIDEND REINVESTMENT

Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the

Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class I shares of the Fund invested in another ING Fund that offers

Class I shares.

TAXES


The following information is meant as a general summary for U.S. shareholders.

Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you from investing in the Fund.

The Fund will pay all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it pays, most shareholders will be taxed on amounts they receive and any special distributions declared. A particular payment generally will be taxable as either ordinary income or long-term capital gains. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular payment as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Dividends attributable to interest income are not eligible for the reductions in rates described below.

Current tax law (which is scheduled to apply through 2010) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. Although this rate does not apply to corporate taxpayers, such taxpayers may be entitled to a corporate dividends received deduction with respect to their share of eligible domestic corporate dividends received by the Fund.

The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:


o  Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

o  Note that distributions of earnings from dividends paid by certain

   "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.


o  A shareholder will also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.


o  Distributions of earnings from non-qualifying dividends, interest income,

   other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.


   o  The maximum 15% tax rate for individual taxpayers on long-term capital gains and qualifying dividends is currently scheduled to apply through

   2010. In the absence of further Congressional action, for the calendar years after 2010, the maximum rate on long-term capital gains for individual taxpayers would increase to 20% and income from dividends would be taxed at the rates applicable to ordinary income.

o  Certain payments by the Fund may constitute a return of capital, which will have the effect of reducing your cost basis in the Fund's shares and thereby increasing the amount of capital gain, if any, that you will realize when selling or exchanging Fund shares.

Dividends declared by the Fund in October, November or December and paid during the following January will be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as "buying a dividend."

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules and you should consult your tax adviser about investment through a tax-deferred account.


There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of the Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If

20    Dividends, Distributions and Taxes


                      DIVIDENDS, DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------

disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the

IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S.

federal income tax liability.

If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to treat a proportionate amount of certain foreign taxes paid by it as a distribution to each shareholder which would permit each shareholder: (1) to credit this amount; or (2) to deduct this amount for purposes of computing its U.S. federal income tax liability. The Fund will notify you if it makes this election.

Please see the SAI for further information regarding tax matters.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                        Dividends, Distributions and Taxes    21


FINANCIAL

HIGHLIGHTS

--------------------------------------------------------------------


The financial highlights table on the following page is intended to help you understand the Fund's Class I shares' financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). A report of the Fund's independent registered public accounting firm, along with the Fund's financial statements,

is included in the Fund's annual shareholder report, which is incorporated by reference into the SAI and is available upon request.


22  Financial Highlights


FINANCIAL HIGHLIGHTSING GLOBAL SCIENCE AND TECHNOLOGY FUND

--------------------------------------------------------------------





                                                                                     CLASS I

                                                                   --------------------------------------------

                                                                                    YEAR ENDED

                                                                                   OCTOBER 31,

                                                                   --------------------------------------------

                                                                     2008     2007         2006         2005

                                                                   ------- ---------- ------------- -----------


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                         $      [ ]     4.46        3.89           3.51

Income (loss) from investment operations:

Net investment loss                                          $      [ ]    (0.03)      (0.03)*        (0.03)

Net realized and unrealized gain (loss) on investments and   $      [ ]     1.26        0.60           0.41

 foreign currency related transactions

Total from investment operations                             $      [ ]     1.23        0.57           0.38

Net asset value, end of period                               $      [ ]     5.69        4.46           3.89

TOTAL RETURN(2)                                              %      [ ]    27.58       14.65          10.83

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                            $      [ ]    5,645       2,316         10,096

Ratios to average net assets:

Gross expenses prior to expense reimbursement(3)             %      [ ]     1.84        1.84           1.85

Net expenses after expense reimbursement(3)(4)               %      [ ]     1.50        1.50           1.50

Net investment loss after expense reimbursement(3)(4)        %      [ ]    (0.65)      (0.75)         (0.78)

Portfolio turnover rate                                      %      [ ]       87         140            128


                                                                      CLASS I

                                                             -------------------------

                                                              FIVE MONTHS

                                                                 ENDED      YEAR ENDED

                                                              OCTOBER 31,    MAY 31,

                                                                2004(1)        2003

                                                             ------------- -----------


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                           3.65          3.09

Income (loss) from investment operations:

Net investment loss                                           (0.02)        (0.05)

Net realized and unrealized gain (loss) on investments and    (0.12)         0.61

  foreign currency related transactions

Total from investment operations                              (0.14)         0.56

Net asset value, end of period                                 3.51          3.65

TOTAL RETURN(2)                                               (3.84)        18.12

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                             8,911         9,463

Ratios to average net assets:

Gross expenses prior to expense reimbursement(3)               1.79          2.00

Net expenses after expense reimbursement(3)(4)                 1.50          1.57

Net investment loss after expense reimbursement(3)(4)         (1.28)        (1.38)

Portfolio turnover rate                                          48           121




--------------------------------------------------------------------------------

(1)   The Fund changed its fiscal year end to October 31.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total returns for periods less than one year are not annualized.

(3)   Annualized for periods less than one year.


(4)   The Adviser has agreed to limit expenses (excluding interest, taxes,

      brokerage and extraordinary expenses) subject to possible recoupment by

      ING investments, LLC within three years of being incurred.


*     Calculated using average number of shares outstanding throughout the period.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                   ING Global Science and Technology Fund    23


                      (THIS PAGE INTENTIONALLY LEFT BLANK)



Domestic Equity and Income Funds

ING Balanced Fund

ING Equity Dividend Fund

ING Fundamental Research Fund

ING Growth and Income Fund

ING Real Estate Fund


Domestic Equity Growth Funds

ING 130/30 Fundamental Research Fund


ING Fundamental Research Fund


ING LargeCap Growth Fund

ING MidCap Opportunities Fund

ING Opportunistic LargeCap Fund

ING Small Company Fund

ING SmallCap Opportunities Fund

Domestic Equity Index Funds

ING Index Plus LargeCap Fund

ING Index Plus MidCap Fund

ING Index Plus SmallCap Fund


Domestic Equity Value Funds

ING Financial Services Fund

ING Fundamental Research Fund


ING SmallCap Value Multi-Manager Fund

ING Value Choice Fund

Fixed-Income Funds

ING GNMA Income Fund


ING High Yield Bond Fund


ING Intermediate Bond Fund

Global Equity Funds

ING Global Equity Dividend Fund

ING Global Natural Resources Fund

ING Global Real Estate Fund

ING Global Value Choice Fund


Global/International Fixed-Income Funds

ING Emerging Markets Fixed Income Fund

ING Global Bond Fund

International Equity Fund


ING Asia-Pacific Real Estate Fund

ING Disciplined International SmallCap Fund

ING Emerging Countries Fund

ING European Real Estate Fund

ING Foreign Fund

ING Greater China Fund

ING Index Plus International Equity Fund

ING International Capital Appreciation Fund

ING International Equity Dividend Fund

ING International Growth Opportunities Fund

ING International Real Estate Fund


ING International SmallCap Multi-Manager

ING International Value Choice Fund

ING Russia Fund

International Fund-of-Funds


ING Diversified International Fund

Loan Participation Fund

ING Senior Income Fund


Money Market Funds

ING Classic Money Market Fund


ING Money Market Fund

Strategic Allocation Funds

ING Strategic Allocation Conservative Fund

ING Strategic Allocation Growth Fund

ING Strategic Allocation Moderate Fund



TO OBTAIN MORE INFORMATION


YOU'LL FIND MORE INFORMATION ABOUT THE FUND IN OUR:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS


In the Fund's annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Fund's performance during the last fiscal year,

the financial statements and the independent registered public accounting firm's reports (in the annual shareholder report only).


STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI contains more detailed information about the Fund. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.


Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Funds information.


To make shareholder inquiries contact:

THE ING FUNDS

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at WWW.INGFUNDS.COM

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public

Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. SECURITIES AND EXCHANGE COMMISSION

Public Reference Section

100 F Street, N.E.

Washington, D.C. 20549

or at the e-mail address: PUBLICINFO@SEC.GOV

Or obtain the information at no cost by visiting the SEC's Internet website at

WWW.SEC.GOV.

When contacting the SEC, you will want to refer to the Fund's SEC file number.

The file number is as follows:




ING Series Fund, Inc.                     811-06352

  ING Global Science and Technology Fund




PRPRO-AINTI                                                      (0209-022709)


[GRAPHIC APPEARS HERE]

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


ING FUNDS

PROSPECTUS

CLASS O SHARES

FEBRUARY 27, 2009


GLOBAL EQUITY FUND


ING GLOBAL SCIENCE AND TECHNOLOGY FUND



This Prospectus contains important information about investing in Class O shares of ING Global Science and Technology Fund. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal

Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Fund will achieve itsinvestment objective. As with all mutual funds,

the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.


-------------------------------------------------------------------------------

The Fund listed above is a series of ING Series Fund, Inc. ("Company").

This Prospectus is for investors purchasing or considering a purchase of Class

O shares of the Fund. Only certain investors are eligible to purchase Class O shares.

- SHARES OF THE FUND WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY

   INVESTING IN IT.

- THERE IS NO GUARANTEE THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE.






  THE FUND'S INVESTMENTS                            3

     INVESTMENT OBJECTIVE, PRINCIPAL                3

INVESTMENT STRATEGIES, RISKS AND

  PERFORMANCE

  FUND EXPENSES                                     7

  OTHER CONSIDERATIONS                              9

  MANAGEMENT OF THE FUND                           12

  INVESTING IN THE FUND                            14

     OPENING AN ACCOUNT AND ELIGIBILITY            14

  FOR CLASS O SHARES

     HOW TO BUY SHARES                             15

     HOW TO SELL SHARES                            17

     TIMING OF REQUESTS                            19

     OTHER INFORMATION ABOUT SHAREHOLDER           19

  ACCOUNTS AND SERVICES

     TAX INFORMATION                               23

  FINANCIAL HIGHLIGHTS                             25

  TO OBTAIN MORE INFORMATION               BACK COVER




                                       -

                                       2


THE FUND'S INVESTMENTS

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE

The following pages contain a description of the Fund's investment objective,

principal investment strategies employed on behalf of the Fund, and the risks associated with investing in the Fund.

--------------------------------------------------------------------------------

A performance bar chart is provided for the Fund. The bar chart shows changes in the Fund's performance from year to year. The fluctuation in returns illustrates the Fund's performance volatility. The bar chart is accompanied by the Fund's best and worst quarterly returns throughout the years presented in the bar chart.

--------------------------------------------------------------------------------


A performance table for the Fund shows its average annual total returns. The

Fund's past performance is no guarantee of future results.


--------------------------------------------------------------------------------

Additional information about the Fund's investment strategies and risks is included in the section entitled "Other Considerations."

--------------------------------------------------------------------------------

ING Investments, LLC ("ING Investments" or "Adviser") serves as investment adviser to the Fund.

--------------------------------------------------------------------------------


BlackRock Advisors, Inc. ("BlackRock Advisors" or "Sub-Adviser") serves as

Sub-Adviser to ING Global Science and Technology Fund.


--------------------------------------------------------------------------------

                                       -

                                       3


                                    -------------------------------------------

GLOBAL EQUITY                                      FUND

----------------------------------------------------------------------

GLOBAL SCIENCE AND TECHNOLOGY FUND

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities issued by science and technology companies in all market capitalization ranges. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Fund will invest primarily in equity securities of U.S. and non-U.S.

companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The Sub-Adviser considers science and technology companies to be companies defined as such by the Global Industrial Classification Standards. The Fund may, from time to time, invest more than 25% of its net assets in securities whose issuers are located in a single foreign country. The Fund may invest up to 25% of its net assets in stocks of issuers in countries with emerging securities markets.


The Fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock, initial public offerings, and Rule 144A securities. The Sub-Adviser will invest in U.S. and

non-U.S. companies (including companies located in countries with emerging securities markets) that are expected to offer the best opportunities for growth and high investment returns. The Sub-Adviser uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor may change depending on market conditions. The most influential factors over time have been revenue and earnings growth,

estimate revisions, profitability and relative value.

The Sub-Adviser will invest in a number of different countries, including the

United States. Some of the industries that are likely to be represented in the

Fund's portfolio holdings include: Application Software, IT Consulting &

Services, Internet Software and Services, Networking Equipment, Telecom

Equipment, Computer Hardware, Computer Storage & Peripherals, Electronic

Equipment and Instruments, Semiconductor Equipment, Semiconductors, Aerospace &

Defense, Electrical Components & Equipment, Biotechnology, Pharmaceuticals,

Healthcare Equipment & Supplies, Healthcare Distribution & Services, Healthcare

Facilities, Industrial Gases, Specialty Chemicals, Advanced Materials,

Integrated Telecom Services, Alternative Carriers and Wireless

Telecommunication Services.

The Fund generally will sell a stock when, in the Sub-Adviser's opinion, there is a deterioration in the company's fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. The Sub-Adviser uses a broad set of technical tools to enhance the timing of purchase or sell decisions.

The Fund may invest excess cash in short-term U.S. government securities and other high-quality money market securities for temporary and defensive purposes. However, when the Fund is engaged in the temporary defensive position, it may not achieve its investment objective.

The Fund may invest in derivative instruments including, among other things,

foreign currency contracts.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PENDING MERGER - On September 25, 2008, the Board of Directors approved a proposal to reorganize the Fund into ING MidCap Opportunities Fund. If shareholder approval is obtained, it is expected that the reorganization will take place during the first quarter of 2009. Shareholders will be notified if the reorganization is not approved. After the reorganization you will hold shares of ING MidCap Opportunities Fund. For more information regarding ING

MidCap Opportunities Fund please contact a Shareholder Services representative at (800) 992-0180.


RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


CONVERTIBLE SECURITIES - the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

DERIVATIVES - derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

FOREIGN INVESTMENTS - foreign investments may be riskier than U.S. investments for many reasons including: changes in currency exchange rates; unstable political, social and economic


                                       -

                                       4


conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; and

varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce exchange risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities in countries with emerging securities markets. If the Fund invests more than 25% of its assets in securities whose issuers are located in a single foreign country, the Fund would be more dependent upon the political and economic circumstances of that country than a mutual fund that owns stock of companies in many countries.


ILLIQUID SECURITIES - if a security is illiquid, the Fund might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

INITIAL PUBLIC OFFERINGS ("IPOS") - IPOs and companies that have recently gone public have the potential to produce substantial gains for the Fund. However,

there is no assurance that the Fund will have access to profitable IPOs or that

IPOs in which the Fund invests will rise in value. Furthermore, stocks of newly public companies may decline shortly after the IPO. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is likely that the effect of the

Fund's investment in IPOs on the Fund's return will decline.


MARKET TRENDS - from time to time, the stock market may not favor the growth-oriented securities in which the Fund invests. Rather, the market could favor value-oriented securities or may not favor equities at all.


PRICE VOLATILITY - the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably.

Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities,

they generally have higher volatility. The Fund invests in securities of larger companies which sometimes have more stable prices than smaller companies.

However, the Fund may also invest in securities of mid-sized and small-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification,  and may be dependent on a few key managers. The Fund invests in securities of larger companies which sometimes have more stable prices than smaller companies. However, the Fund may also invest in securities of small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

RULE 144A SECURITIES - Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors.

The Fund may consider Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets and may lead to a decreased ability to sell these securities.


SCIENCE AND TECHNOLOGY - the Fund's focus on stocks in the science and technology sectors makes it more susceptible to factors affecting those sectors and more volatile than funds that invest in many different sectors. Therefore,

a downturn in the science and/or technology sectors could hurt the Fund's performance to a greater extent than a fund that invests in many sectors.

In addition, investing in science and technology companies exposes the Fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete and the Fund's returns could suffer to the extent it holds an affected company's shares. Companies in a number of science and technology sectors are subject to more government regulations and approval processes than many other industries. This fact may affect a company's overall profitability and cause its stock price to be more volatile.

Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.

SECURITIES LENDING - there is the risk that when lending portfolio securities,

the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the

Fund.

2

A more detailed discussion of the risks associated with investing in the Fund is available in the "Other Considerations" section.

                                       -

                                       5


GLOBAL SCIENCE AND TECHNOLOGY FUND

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

     HOW THE FUND HAS PERFORMED

The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year and the table compares the Fund's performance to the performance of two broad measures of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.


The bar chart below provides some indication of the risks of investing in the

Fund by showing changes in the performance of the Fund's Class I shares (2001)

and Class O shares (2002-2008). Class I shares' performance has been revised to reflect the higher expenses of Class O shares.

  [PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

                    YEAR-BY-YEAR TOTAL RETURNS (%)(1)(2)(3)

[GRAPHIC APPEARS HERE]






1999   2000     2001        2002      2003        2004      2005       2006      2007       2008

              (24.87)     (43.01)     47.13      (1.30)     10.82      6.43      18.34




            Best and worst quarterly performance during this period:





    Best: ___quarter ____:   [ ]%

    Worst:___quarter ____:   [ ]%




                     AVERAGE ANNUAL TOTAL RETURNS(1)(2)(3)


                   (For the periods ended December 31, 2008)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class I and Class O shares' performance to that of two broad measures of market performance - the Standard & Poor's 500(Reg. TM)

Composite Stock Price Index ("S&P 500(Reg. TM) Index") and the NYSE Arca Tech

100 Index(Reg. TM). It is not possible to invest directly in the indices. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class O only. After-tax returns for other classes will vary.





                                                                                  10 YEARS

                                                      1 YEAR     5 YEARS     (OR LIFE OF CLASS)


CLASS O RETURN BEFORE TAXES                   %        [ ]         [ ]          [ ](1)

Class O Return After Taxes on                 %        [ ]         [ ]          [ ](1)

  Distributions

Class O Return After Taxes on                 %        [ ]         [ ]          [ ](1)

  Distributions and Sale of Fund Shares

S&P 500(Reg. TM) Index (reflects no           %        [ ]         [ ]          [ ](5)

deductions for fees, expenses or

  taxes)(4)

NYSE Arca Tech 100 Index(Reg. TM)             %        [ ]         [ ]          [ ](5)

(reflects no deduction for fees, expense  s

  or taxes)(6)

CLASS I RETURN BEFORE TAXES (ADJUSTED)        %        [ ]         [ ]          [ ](1)

S&P 500(Reg. TM) Index (reflects no           %        [ ]         [ ]          [ ](7)

deductions for fees, expenses or

  taxes)(4)

NYSE Arca Tech 100 Index(Reg. TM)             %        [ ]         [ ]          [ ](7)

(reflects no deduction for fees, expense  s

  or taxes)(6)




(1)   Class O shares commenced operations on August 6, 2001. Class I shares commenced operations on March 1, 2000. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class O shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class O and Class I shares have different expenses.

(2)   Effective March 1, 2002 ING Investments, LLC began serving as investment adviser. Formerly, ING Investment Management Co. served as the investment adviser. Effective September 30, 2006, BlackRock Advisors, LLC began serving as the sub-adviser to the Fund. On September 29, 2006 BlackRock,

      Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby

      Merrill Lynch & Co., Inc.'s investment management businesses combined with that of BlackRock, Inc. to create a new independent company and on

      September 29, 2006 BlackRock Advisors, Inc. reorganized into BlackRock

      Advisors, LLC. Prior to September 30, 2006 BlackRock Advisors, Inc.

      served as the sub-adviser to the Fund. Prior to January 2, 2004 AIC Asset

      Management, LLC served as the sub-adviser to the Fund.

(3)   Effective February 17, 2004 the Fund changed its name from ING Technology

      Fund to ING Global Science and Technology Fund.

(4)   The S&P 500(Reg. TM) Index is a widely recognized, unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(5)   The index returns for Class O shares are for the period beginning August

      1, 2001.

(6)   The NYSE Arca Tech 100 Index(Reg. TM) is a multi-industry technology index measuring the performance of companies using technology innovation across a broad spectrum of industries. It is comprised of 100 listed and over-the-counter stocks from 14 different sub-sectors including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology.

(7)   The index returns for Class I shares are for the period beginning March

      1, 2000.

                                       -

                                       6


FUND EXPENSES


The following table describes the Fund's fees and estimated expenses for Class

O shares of the Fund. These expenses are based on the expenses paid by the Fund in the most recent fiscal year. Annual Fund Operating Expenses are deducted from Fund assets every year, and are thus paid indirectly by all shareholders.

Actual expenses paid by the Fund may vary from year to year.


CLASS O SHAREHOLDER FEES


There are no sales charges deducted on purchases of Class O shares, no deferred sales charges applied on redemptions, no sales charges applied to dividend reinvestments, and no exchange fees. The Fund has adopted a Shareholder

Services Plan that allows payment of a service fee. The service fee is used primarily to pay selling dealers and their agents for servicing and maintaining shareholder accounts. Because the fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.






                                 CLASS O SHARES

                        ANNUAL FUND OPERATING EXPENSES(1)

                  (as a percentage of average daily net assets)

                                                           Service

                                             Management    (12b-1)       Other

                                                Fees        Fees     Expenses(2)

                                           _____________ __________ _____________


ING Global Science and Technology          1.05%         0.25%          [ ]%

  Fund


                                                                                                      Net

                                                Acquired           Total            Waivers         Fund

                                            Fund Operating   Fund Operating     Reimbursements    Operating

                                              Expenses(3)       Expenses      and Recoupment(4)   Expenses

                                           ________________ ________________ ___________________ __________


ING Global Science and Technology                [ ]             [ ]%               [ ]%           [ ]%

  Fund




(1)   This table shows the estimated operating expenses for Class O shares of the Fund as a ratio of expenses to average daily net assets. These estimated expenses, unless otherwise noted, are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING

      Investments LLC, the investment adviser to the Fund, has agreed.

(2)   ING Funds Services, LLC receives an annual administration fee equal to

      0.08% of the Fund's average daily net assets which is reflected in "Other

      Expenses."

(3)   The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Funds directly. These fees and expenses include each Fund's pro rata share of the cumulative expenses charged by the Acquired Funds in which the Funds invest. The fees and expenses will vary based on the Fund's allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in "Net Fund Operating Expenses."


(4)   ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund,

      excluding interest, brokerage and extraordinary expenses to the amount set forth under Net Fund Operating Expenses subject to possible recoupment by ING Investments, LLC within three years. The amount of the

      Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments LLC is shown under the heading "Waivers,

      Reimbursements and Recoupment." The expense limits will continue through at least March 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current terms or upon termination of the investment management agreement. In addition, the expense limitation agreement may be terminated by the Company upon at least 90 days' prior written notice to ING Investments, LLC. For more information regarding the expense limitation agreement, please see the Fund's

      Statement of Additional Information.


                                       -

                                       7


CLASS O SHARES EXAMPLE


The Example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invested $10,000, that you reinvested all your dividends, that the Fund earned an average annual return of 5% and that annual operating expenses remained at the current level. Keep in mind that this is only an estimate - actual expenses and performance may vary.






                                                        1 YEAR       3 YEARS       5 YEARS       10 YEARS


___________________________________________

ING Global Science and Technology Fund(1)    $          [ ]           [ ]           [ ]           [ ]




(1)   The Example reflects the expense limitation agreement/waivers for the one-year period and the first year of the three-, five- and ten-year periods.

                                       -

                                       8


OTHER CONSIDERATIONS


All mutual funds involve risk - some more than others -

and there is always the chance that you could lose money or not earn as much as you hope. The Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Fund named below may invest in these securities or use these techniques as part of a Fund's principal investment strategies. However, the Adviser or Sub-Adviser of the Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategies.


PRINCIPAL RISKS


The principal risks of investing in the Fund are discussed in the sections describing the Fund, above, and are discussed further below. Investors should see the SAI for more information about the principal and other investment strategies employed by the Fund.

CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security and as such, is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements,

options, forwards and futures. Derivative securities are subject to market risk which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that a fund's adviser or sub-adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results such as a loss or a reduction in gains.


EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions,

the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties;

over-dependence on exports, especially with respect to primary commodities,

making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.


FOREIGN SECURITIES. There are certain risks in owning foreign securities,

including those resulting from: fluctuations in currency exchange rates;

devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers;

accounting, auditing and financial reporting standard or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement;

higher transaction and custody expenses than for domestic securities; and

limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices are more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of portfolios or other assets of a fund,

including the withholding of dividends.

A fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions, or to help protect fund assets against


                                       -

                                       9



adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases,

result in losses to a fund.

INITIAL PUBLIC OFFERINGS ("IPO'S"). IPOs offerings by companies that have recently gone public have the potential to produce substantial gains for a fund. However, there is no assurance that a fund will have access to profitable

IPOs. Stock of some newly-public companies may decline shortly after the IPOs.

RULE 144A SECURITIES. Rule 144A securities are securities that are not registered but which are bought and sold solely by institutional investors. A fund considers Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets.


SECTOR FOCUS.  The Fund focuses its assets in securities in the science and technology sectors. As a result, the Fund may be subject to greater risks and market fluctuation than a fund which has securities representing a broader range of investment alternatives.


MID - AND SMALL - CAPITALIZATION COMPANIES. Investments in mid- and

small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

INABILITY TO SELL SECURITIES. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies.

These less liquid securities could include securities of small- and mid-sized

U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. A fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, a fund may lend portfolio securities in an amount up to 33 1/3% of total fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When a fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities and a fund could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.


OTHER RISKS


BORROWING. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of a fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of a fund's debt securities can be expected to rise and when interest rates rise,

the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed-income securities.

Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's

"interest rate risk" or "volatility". According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

INTERESTS IN LOANS. A fund may invest in participation interests or assignments in secured variable or floating rate loans which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in


                                       -

                                       10



loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a fund's investment. Many loans are relatively illiquid and may be difficult to value.

MANAGEMENT. A fund is subject to management risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a fund, but there can be no guarantee that these will produce the desired results.


Many sub-advisers of equity funds employ styles that are characterized as

"value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another.

For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.


PAIRING-OFF TRANSACTIONS. A pairing-off transaction occurs when a fund commits to purchase a security at a future date and then the fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase,

then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the fund will experience a loss.


REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase by the Fund of a security that the seller has agreed to repurchase at an agreed-upon date and price. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.


RESTRICTED AND ILLIQUID SECURITIES. If a security is illiquid, a fund might be unable to sell the security at a time when the adviser or sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of a fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a fund could realize upon disposition. Restricted securities (i.e., securities subject to legal or contractual restrictions on resale) may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date.

Whether such a transaction produces a gain for a fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, a fund's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a fund's yield; however, such transactions also increase the fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. A short sale is the sale by a fund of a security which has been borrowed from a third party on the expectation that the market price will drop.

If the price of the security rises, a fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

TEMPORARY DEFENSIVE STRATEGIES. When the adviser or sub-adviser to a fund anticipates unusual market or other conditions, the fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a fund invests defensively, it may not achieve its investment objective.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS. Obligations issued by some U.S.

government agencies, authorities, instrumentalities or sponsored enterprises,

such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association, Federal Home Loan Mortgage

Corporation and Federal Home Loan Banks, are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.

                                       -

                                       11


MANAGEMENT OF THE FUND

ADVISER


ING INVESTMENTS, LLC ("ING INVESTMENTS" OR "ADVISER"), an Arizona limited liability company, serves as the investment adviser to the Fund. ING

Investments has overall responsibility for the management of the Fund. ING

Investments oversees all investment advisory and portfolio management services for the Fund.

ING Investments is registered with the SEC as an investment adviser. ING

Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING

Groep") (NYSE: ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Investments became an investment management firm in April, 1995.

As of December 31, 2008, ING Investments managed approximately $__ billion in assets.


The principal address of ING Investments is 7337 East Doubletree Ranch Road,

Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of the Fund.


The following table shows the aggregate annual management fees paid by the

Fund, for the most recent fiscal year as a percentage of the Fund's average daily net assets:





                                         MANAGEMENT

FUND                                        FEES


Global Science and Technology Fund            1.05%




For information regarding basis of the Board of Directors' ("Board") approval of the investment advisory and investment sub-advisory contracts for the Fund,

please refer to the Fund's semi-annual shareholder report dated dated April 30,

2008 and the semi-annual shareholder report to be dated April 30, 2009.


SUB-ADVISER


ING Investments has engaged a sub-adviser to provide the day-to-day management of the Fund's portfolio. The sub-adviser is not an affiliate of ING

Investments.


ING Investments acts as a "manager-of-managers" for the Fund. ING Investments delegates to the sub-adviser of the Fund the responsibility for investment management, subject to ING Investments' oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser of the Fund.


From time to time, ING Investments may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the the Fund's Board. It is not expected that ING Investments would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Fund and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the the Fund's

Board, to appoint additional non-affiliated sub-advisers or to replace an


existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the the Fund's shareholders. The Fund will notify shareholders of any change in the identity of the sub-adviser of the Fund. In this event, the name of the Fund and its investment strategies may also change.


Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Fund's Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.


ING GLOBAL SCIENCE AND TECHNOLOGY FUND


BLACKROCK ADVISORS, INC.

BlackRock Advisors, LLC ("BlackRock Advisors" or "Sub-Adviser"), a Delaware

limited liability company serves as Sub-Adviser to ING Global Science and

Technology Fund and is a wholly-owned subsidiary of BlackRock, Inc.

("BlackRock"). BlackRock Advisors and its affiliates offer a full range of equity, fixed-income, cash management and alternative investment products with strong representation in both retail and institutional channels in U.S. and in

non-U.S. markets. The company has over 5,600 employees in 20 countries and a major presence in most key markets including the United States, the United

Kingdom, Asia, Australia, the Middle East and Europe.


As of December 31, 2008, BlackRock Advisors and its affiliates had $[ ]

trillion in assets under management. The principal address of BlackRock

Advisors is 100 Bellvue Parkway, Wilmington, Delaware 19809.

The following individuals are jointly responsible for the day-to-day management of ING Global Science and Technology Fund. Mr. Callan has co-managed the Fund since 2004, Ms. Rosenbaum and Dr. Xie have co-managed the Fund since 2005.


                                       -

                                       12



Thomas P. Callan, CFA, Managing Director and Senior Portfolio Manager, is the

head of BlackRock Advisors' Global Opportunities Team and is the strategist for all the team's portfolios. Before becoming part of BlackRock Advisors, Mr.

Callan had been with the PNC Asset Management Group, which he joined in 1994.

Mr. Callan began his career at PNC Bank as a personal trust portfolio manager in 1988 and became a research analyst in 1992.

Jean M. Rosenbaum, CFA, Managing Director and Portfolio Manager, is a senior member of BlackRock Advisors' Global Opportunities Team and is responsible for coverage of stocks in the technology sector for all of the team's portfolios.

Prior to joining BlackRock Advisors in 1998, Ms. Rosenbaum was a healthcare analyst with the PNC Asset Management Group.

Erin Xie, Ph.D., Managing Director and Portfolio Manager, is a senior member of

BlackRock Advisors' Global Opportunities Team and is responsible for coverage of stocks in the healthcare sector. Before becoming part of BlackRock Advisors in 2005, Dr. Xie was with State Street Research & Management since 2001. She began her investment career as a pharmaceutical analyst for Sanford Bernstein in 1999.

ADDITIONAL INFORMATION REGARDING THE PORTFOLIO MANAGERS


The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Fund.

                                       -

                                       13


INVESTING IN THE FUND

OPENING AN ACCOUNT AND ELIGIBILITY FOR CLASS O SHARES


ShareBuilder Securities Corporation ("ShareBuilder Securities") and ING DIRECT

Securities, Inc. ("ING DIRECT Securities") are affiliated companies and are both subsidiaries of ING DIRECT ("ING Bank, fsb."). It is envisioned that by the end of 2008, ING DIRECT Securities will be merged into ShareBuilder

Securities and all customers will be invited to maintain their accounts through

ShareBuilder Securities. As of June 2, 2008, all new accounts have been opened through ShareBuilder Securities.

HOW TO OPEN AN ACCOUNT WITH SHAREBUILDER SECURITIES

If you are a new investor, you must open a ShareBuilder Securities brokerage account by applying online at www.sharebuilder.com. Fees in addition to those discussed in this Prospectus may also apply.

The minimum initial investment amounts for Class O shares of the Fund are as follows:

      -  Non-retirement accounts: $1,000.

      -  Retirement Accounts/Education Savings Accounts ("ESAs"): $250.

      -  There are no investment minimums for any subsequent purchase.

If you are unable to invest at least $1,000 in the Fund ($250 for retirement accounts/ESAs) to start, you may open your account for as little as $100 and

$100 per month using the Automatic Investment Plan ("AIP"). An AIP will allow you to invest regular amounts at regular intervals until you reach the required initial minimum investment.

EXISTING ACCOUNT HOLDERS THROUGH ING DIRECT SECURITIES

If you wish to make additional investments in the Fund, you may then do so by the options outlined in the chart on the following page.

The Fund, ING Funds Distributor, LLC, ShareBuilder Securities or ING DIRECT

Securities reserve the right to reject any purchase order. Please note that cash, traveler's checks, third-party checks, cashiers checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.

bank) generally will not be accepted. The Fund, ING Funds Distributor, LLC,

ShareBuilder Securities or ING DIRECT Securities reserve the right to waive minimum investment amounts. Waiver of the minimum investment amount can increase operating expenses of the Fund. The Fund, ING Funds Distributor, LLC,

ShareBuilder Securities and ING DIRECT Securities reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for retirement accounts/ESAs).


CLASS O ELIGIBILITY

Class O shares are offered to:


-  Customers purchasing shares through ING DIRECT Securities or ShareBuilder

   Securities.


-  Members of such other groups as may be approved by the Board from time to time.

                                       -

                                       14


HOW TO BUY SHARES





                   TO OPEN A SHAREBUILDER

                  SECURITIES BROKERAGE ACCOUNT           TO PURCHASE ADDITIONAL SHARES


    ___________   ___________________________________   ____________________________________________

     ONLINE        Complete your application online      SHAREBUILDER SECURITIES

                  at www.sharebuilder.com               Log onto your account at

                                                        www.sharebuilder.com, navigate to the

                                                        Trade>Mutual Funds page and select the

                                                        "Buy" option.

                                                        ING DIRECT SECURITIES

                                                       Log into your account at www.ingdirect.com

                                                        and click the "Buy" button.

    ___________   ___________________________________   ____________________________________________

     BY PHONE                                            SHAREBUILDER SECURITIES

                                                        You may purchase additional shares by

                                                        calling 1-866-590-7629. Please note that

                                                        additional fees may apply for phone orders.

                                                        ING DIRECT SECURITIES

                                                        You may purchase additional securities by

                                                        calling 1-866-BUY FUND (866-289-3863).

    ___________   ___________________________________   ____________________________________________

     BY MAIL       Available only to ING DIRECT          Fill out the investment stub from your

                  Securities account holders.           confirmation statement or send a letter

                                                        indicating your name, account number(s),

                                                        the Fund(s) in which you wish to invest and

                                                        the amount you want to invest in each Fund.

                                                        Make your check payable to ING DIRECT

                                                        Securities and mail to:

                                                        ING DIRECT SECURITIES, INC.

                                                        P.O. Box 15647

                                                        Wilmington, DE 19885-5647

                                                        Your check must be drawn on a bank

                                                        located within the United States payable in

                                                        U.S. dollars.




                                       -

                                       15






                               TO OPEN A SHAREBUILDER

                              SECURITIES BROKERAGE ACCOUNT       TO PURCHASE ADDITIONAL SHARES


    _______________________   _______________________________   _________________________________________________

     BY OVERNIGHT COURIER      Available only to ING DIRECT      Follow the instructions above for "By Mail"

                              Securities account holders.       but send your check and investment stub or

                                                                letter to:

                                                                ING DIRECT Securities, Inc.

                                                                1 South Orange Street

                                                                Wilmington, DE 19801

    _______________________   _______________________________   _________________________________________________

     BY ELECTRONIC FUNDS       Available only to ING DIRECT      You may also purchase additional shares by

    TRANSFER                  Securities account holders.       Electronic Funds Transfer by calling

                                                               1-866-BUY-FUND (866-289-3863).

    _______________________   _______________________________   _________________________________________________

     BY EXCHANGE               Available only to ING DIRECT      Submit a written request to the address listed

                              Securities account holders.       above under "By Mail." Include:

                                                                - Your name and account number.

                                                                - The name of the Fund into and out of

                                                                which you wish to exchange.

                                                                - The amount to be exchanged and the

                                                                signatures of all shareholders.

                                                                You may also exchange your shares by

                                                                calling 1-866-BUY-FUND (866-289-3863).

                                                                Please be prepared to provide:

                                                                - The Fund's name.

                                                                - Your account number(s).

                                                                - Your Social Security number or taxpayer

                                                                identification number.

                                                                - Your address.

                                                                - The amount to be exchanged.

                                                                Additionally, you may log into your account

                                                                at www.ingdirect.com and click the

                                                                "Exchange" button.




                                       -

                                       16


HOW TO SELL SHARES


The methods of selling shares are different between ShareBuilder Securities and

ING DIRECT Securities. To redeem all or a portion of the shares in your account, you should submit a redemption request as described below.

Redemption requests for ShareBuilder Securities account holders may be made in any amount online or by telephone. Please visit www.sharebuilder.com for specific instructions on how to sell shares and disburse proceeds.

Redemption requests for ING DIRECT Securities account holders may be made in writing, online, or, in amounts up to $100,000, by telephone. A medallion signature guarantee may be required if the amount of the redemption request is over $100,000. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution, which participates in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions which are not participating in such a medallion program will not be accepted. Please note that a notary public cannot provide signature guarantees.

Once your redemption request is received in good order as described below, the

Fund normally will send the proceeds of such redemption within one or two business days. However, if making immediate payment could adversely affect the

Fund, the Fund may defer distribution for up to seven days or a longer period if permitted. If you redeem shares of the Fund shortly after purchasing them,

the Fund will hold payment of redemption proceeds until a purchase check or systematic investment clears, which may take up to 12 calendar days. A redemption request made within 15 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a medallion signature guarantee.

The Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payments in cash unwise, the Fund may make payments wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.






    ONLINE               SHAREBUILDER SECURITIES

                       Log into your account at www.sharebuilder.com, navigate to the Trade > Mutual

                       Funds page and select the "Sell" option.

                       ING DIRECT SECURITIES

                       Log in to your account at www.ingdirect.com and click the "Sell" button.

                       For IRA accounts, please submit a Redemption Form by fax to 1-866-327-4592 before 2 p.m. EST. The form may also be mailed to the address above. It is available for download at www.ingdirect.com.

   _________________   _____________________________________________________________________________________

    REDEMPTIONS BY       SHAREBUILDER SECURITIES

   TELEPHONE           You may redeem shares by calling 1-866-590-7629. Please note that additional fees may apply for phone orders.

                       ING DIRECT SECURITIES

                       Call 1-866-BUY FUND (866-289-3863). Please be prepared to provide your account number, account name and the amount of the redemption, which must be no more than $100,000.

   _________________   _____________________________________________________________________________________




                                       -

                                       17






    REDEMPTIONS BY MAIL           You may redeem shares you own in the Fund by sending written instructions to:

   (AVAILABLE TO ING DIRECT     ING DIRECT SECURITIES, INC.

   SECURITIES ACCOUNT           P.O. Box 15647

   HOLDERS ONLY.)               Wilmington, DE 19885-5647

                                Your instructions should identify:

                                - The Fund's name.

                                - The number of shares or dollar amount to be redeemed.

                                - Your name and account number.

                                Your instructions must be signed by all person(s) required to sign for the Fund account, exactly as the shares are registered, and, if necessary, accompanied by a medallion signature guarantee(s).




                                       -

                                       18


TIMING OF REQUESTS


Orders that are received by the Fund's Transfer Agent, or as otherwise provided below, before the close of regular trading ("Market Close") on the New York

Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) will be processed at the net asset value ("NAV") per share calculated that business day. Orders received after the close of regular trading on the NYSE will be processed at the NAV calculated on the following business day.


OTHER INFORMATION ABOUT SHAREHOLDER ACCOUNTS AND SERVICES


Class O shares are only offered through ING DIRECT Securities and ShareBuilder

Securities. More information may be found on each firm's website by going to

www.ingdirect.com or www.sharebuilder.com. The Fund offers additional classes that are not available in this Prospectus that may be more appropriate for you.

Please review the disclosure about all of the available Fund classes carefully.

Before investing, you should discuss which share class may be right for you with your investment professional and review the prospectus for that share class.


BUSINESS HOURS Fund representatives are available from 9:00 a.m. to 4:00 p.m.

Eastern time Monday through Friday.

NET ASSET VALUE The NAV per share for each class of the Fund is determined each business day as of Market Close. The Fund is open for business every day the

NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of each class of the Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest,

approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Fund will generally be valued at the latest NAV reported by those investment companies.

The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


Trading of foreign securities may not take place every day the NYSE is open.

Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Fund's NAV is not calculated. As a result, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

When market quotations are not available or are deemed unreliable, the Fund will use a fair value for the security that is determined in accordance with procedures adopted by the Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

-  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of close of the NYSE, or the closing value is otherwise deemed unreliable;

-  Securities of an issuer that has entered into a restructuring;

-  Securities whose trading has been halted or suspended;

-  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

-  Securities that are restricted as to transfer or resale.


The Fund or the Adviser may rely on recommendations of a fair value pricing service approved by the Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the

Fund's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share. Please refer to the prospectus for each

Underlying Fund for an explanation of the circumstances under which an

Underlying Fund will use fair pricing and the effect of fair pricing


CUSTOMER IDENTIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.


What this means for you: The Fund, ING Funds Distributor, LLC or a third-party selling you the Fund must obtain the following information for each person that opens an account:


-  Name;

                                       -

                                       19


-  Date of birth (for individuals);

-  Physical residential address (although post office boxes are still permitted for mailing); and


-  Social Security number, taxpayer identification number, or other identifying number.


You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.


FEDERAL LAW PROHIBITS THE FUND, ING FUNDS DISTRIBUTOR, LLC AND OTHER FINANCIAL

INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING

INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF

THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.

EXCHANGE PRIVILEGES

There is no fee to exchange shares from one fund to another fund offering the same share class. When you exchange shares, your new fund shares will be in the same class as your current shares.


FREQUENT TRADING - MARKET TIMING

The Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Fund. The Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that the Fund determines not to be in the best interest of the Fund.

The Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on

Fund performance.


The Fund, when investing in foreign securities, may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market but before the time the Fund computes its current NAV causes a change in the price of the foreign security and such price is not reflected in the Fund's current NAV investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in funds which do not invest in foreign securities. For example, if trading in a security held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy.

Similarly, when the Fund holds thinly-traded securities, such as certain small-capitalization securities, it may be exposed to varying levels of pricing arbitrage. The Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that the Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Fund shares which negatively affects long-term shareholders.

The Fund's Board has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Fund. Consistent with this policy, the Fund monitors trading activity. Shareholders may make exchanges among their accounts with ING Funds four (4) times each year. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.)

beneficially owned by the same shareholder will be treated as a single transaction for these purposes. Subsequent transactions may not be effected within 30 days of the last transaction. In addition, purchase and sale transactions that are the functional equivalent of exchanges will be included in these limits. On January 1 of each year, the limit restriction will be reset for all shareholders and any trade restrictions that were placed on an account due to a violation of the policy in the prior year will be removed. The Fund reserves the right to specifically address any trading that might otherwise appear to comply with the restrictions described above if, after consultation with appropriate compliance personnel it is determined that such trading is nevertheless abusive or adverse to the interests of long-term shareholders. The

Fund also reserves the right to modify the frequent trading - market timing policy at any time without prior notice depending on the needs of the Fund and/or state or federal regulatory requirements.


If an activity is identified as problematic after further investigation, the

Fund reserves the right to take any necessary action to deter such activity.

Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Fund's frequent trading policy; or termination of the selling group agreement or

                                       -

                                       20


other agreement with broker-dealers or other financial intermediaries associated with frequent trading.


Although the restrictions described above are designed to discourage frequent,

short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the

Fund will occur. Moreover, in enforcing such restrictions, the Fund is often required to make decisions that are inherently subjective. The Fund strives to make these decisions to the best of its ability in a manner that it believes is in the best interest of shareholders.


In some cases, the Fund will rely on the intermediaries' excessive trading policies and such policies shall define the trading activity in which the shareholder may engage. This shall be the case where the Fund is used in certain retirement plans offered by affiliates. With trading information received as a result of agreements, the Fund may make a determination that certain trading activity is harmful to the Fund and its shareholders even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Fund may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.


ONLINE AND TELEPHONE EXCHANGE AND/OR REDEMPTION PRIVILEGES (ING DIRECT

SECURITIES ACCOUNT HOLDERS ONLY) You automatically receive online and telephone exchange and redemption privileges when you establish your account. If you do not want these privileges, you may call 1-866-BUY-FUND (866-289-3863) to have them removed. All telephone transactions may be recorded, and you will be asked for certain identifying information.


Online and telephone redemption requests will be accepted for amounts less than

$100,000. Online and telephone redemption requests may not be accepted if you:

-  Have submitted a change of address within the preceding 15 calendar days.

-  Are selling shares in a retirement plan account held in a trust.


You may make account inquiry requests, purchases, or redemptions online at:

www.ingdirect.com.


The Fund reserves the right to amend online and telephone exchange and redemption privileges at any time upon notice to shareholders and may refuse a telephone exchange or redemption if the Fund believes it is advisable to do so.


ADDITIONAL SERVICES The Fund offers the following additional investor services.

The Fund reserves the right to terminate or amend these services at any time.

For all of the services, certain terms and conditions apply. See the SAI or call ShareBuilder Securities at 800-747-2537 or 1-866-BUY-FUND (866-289-3863)

for additional details.



-  AUTOMATIC INVESTMENT You can make automatic investments in the Fund.



-  TDD SERVICE (ING DIRECT SECURITIES ACCOUNT HOLDERS ONLY) Telecommunication

   Device for the Deaf ("TDD") services are offered for hearing impaired investors. The dedicated number for this service is 1-800-688-4889.

-  TAX-DEFERRED RETIREMENT PLANS The Fund may be used for investment by individual retirement accounts ("IRAs"), including Roth IRAs.

   For ShareBuilder Securities Account Holders. Purchases made in connection with IRA accounts may be subject to additional fees. Please visit

   www.sharebuilder.com to access the current pricing schedule.

   For ING DIRECT Securities Account Holders. Purchases made in connection with IRA accounts may be subject to an annual custodial fee of $10 for each account registered under the same taxpayer identification number. This fee will be deducted directly from your account(s). The custodial fee will be waived for individual retirement accounts registered under the same taxpayer identification number having an aggregate balance over $30,000 at the time such fee is scheduled to be deducted.



-  EDUCATION SAVINGS ACCOUNTS ("ESAS") (SHAREBUILDER SECURITIES ACCOUNT HOLDERS

   ONLY) The Fund may be used for investment in ESAs. Please see the

   ShareBuilder Securities account documents or www.sharebuilder.com for details on the fees associated with these accounts.


HOW WE COMPENSATE INTERMEDIARIES FOR SELLING ING MUTUAL FUNDS

ING mutual funds are distributed by ING Funds Distributor, LLC ("Distributor").

The Distributor is a broker-dealer that is licensed to sell securities. The

Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each

ING mutual fund also has an investment adviser ("Adviser") which is responsible for managing the money invested in each of the mutual funds. Both of these entities (collectively, "ING") may compensate an intermediary for selling ING mutual funds.

Only persons licensed with the Financial Industry Regulatory Authority

("FINRA") as a registered representative (often referred to as a broker or financial advisor) and associated with a specific broker-dealer may sell an ING mutual fund to you. The Distributor has agreements in place with each of these broker-dealers defining specifically what those broker-dealers will be

                                       -

                                       21


paid for the sale of a particular ING mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from ING. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.


The Fund's Adviser or the Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund, including affiliates of the Adviser and the Distributor. These amounts would be in addition to the Shareholder Servicing Payments made by the Fund under the

Shareholder Servicing (12b-1) agreement. The payments made under this arrangement are paid by the Adviser or the Distributor. Additionally, if a fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in funds advised by ING meets certain target levels or increases over time.


The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions including affiliated entities.

These additional fees paid to intermediaries may take the following forms: (1)

a percentage of that entity's customer assets invested in ING mutual funds; (2)

a percentage of that entity's gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to: (1) 0.30% per annum of the value of the Fund's shares held by the broker-dealer's customers; or (2)

0.20% of the value of the Fund's shares sold by the broker-dealer during a particular period. In accordance with these practices, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets. If you invested $10,000, the Distributor could pay a maximum of $20 for that sale.

The Adviser or the Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds, including affiliated companies. This may take the form of cash incentives and non-cash compensation and may include, but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that ING mutual funds are made available by those broker-dealers for their customers. The Sub-Adviser of the Fund may contribute to non-cash compensation arrangements.


Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.


The top 25 firms we paid to sell our mutual funds, as of the end of the last calendar year are: A.G. Edwards & Sons, Inc.; Bear Stearns Securities Corp;

Charles Schwab & Co; Citigroup Global Markets; Directed Services LLC; Financial

Network Investment; First Clearing, LLC; H&R Block Financial Advisors; ING

DIRECT Securities, Inc.; ING Financial Advisors; ING Life Insurance and Annuity

Company; Linsco Private Ledger Financial; Merrill Lynch; MS & Co. ("Morgan

Stanley"); Multi Financial Securities; National Financial Services Corp;

Oppenheimer & Co.; Pershing, LLC; Primevest Financial Services, Inc.;

Prudential Investment Management Services; Raymond James Financial Services;

RBC Dain Rauscher, Inc.; UBS Financial Services, Inc.; Wachovia Securities; and

Wells Fargo Investments.


Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

CAPITAL GAINS DISTRIBUTIONS Capital gains distributions, if any, are paid on an annual basis. To comply with federal tax regulations, the Fund may also pay an additional capital gains distribution, usually in June.


Distributions are normally expected to consist primarily of capital gains.

Both income dividends and capital gains distributions are paid by the Fund on a per share basis. As a result, at the time of this payment, the share price of the Fund will be reduced by the amount of the payment.

DISTRIBUTION OPTIONS When completing your application, you must select one of the following three options for dividends and capital gains distributions:

-  FULL REINVESTMENT Both dividends and capital gains distributions from the

   Fund will be reinvested in additional shares of the same class of shares of the Fund. This option will be selected automatically unless one of the other options is specified.

                                       -

                                       22


-  CAPITAL GAINS REINVESTMENT Capital gains distributions from the Fund will be reinvested in additional shares of the same class of shares of the Fund and all net income from dividends will be distributed in cash.


-  ALL CASH Dividends and capital gains distributions will be paid in cash.


Distributions paid in shares will be credited to your account at the next determined NAV per share.

HOUSEHOLDING


To reduce expenses, we may mail only one copy of the Fund's Prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents,

please call ShareBuilder Securities at 1-800-747-2537 or 1-866-BUY-FUND

(866-289-3863) or speak to your investment professional. We will begin sending you individual copies thirty (30) days after receiving your request.


PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI. The Fund posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter.

The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Fund will post the quarter ending June 30 holdings on August 1). The Fund's portfolio holdings schedule will, at a minimum, remain available on the Fund's website until the Fund files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Fund's website is located at www.ingfunds.com.

TAX INFORMATION


The following information is meant as a general summary for U.S. shareholders.

Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you from investing in the Fund.

The Fund will pay all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it pays, most shareholders will be taxed on amounts they receive and any special distributions declared. A particular payment generally will be taxable as either ordinary income or long-term capital gains. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular payment as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Dividends attributable to interest income are not eligible for the reductions in rates described below.

Current tax law (which is scheduled to apply through 2010) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. Although this rate does not apply to corporate taxpayers, such taxpayers may be entitled to a corporate dividends received deduction with respect to their share of eligible domestic corporate dividends received by the Fund.

The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:


-  Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

-  Note that distributions of earnings from dividends paid by certain

   "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.


-  A shareholder will also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.


-  Distributions of earnings from non-qualifying dividends, interest income,

   other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.


   -  The maximum 15% tax rate for individual taxpayers on long-term capital gains and qualifying dividends is currently scheduled to apply through

   2010. In the absence of further Congressional action, for the calendar years after 2010, the maximum rate on long-term capital gains for individual taxpayers would increase to 20% and income from dividends would be taxed at the rates applicable to ordinary income.



-  Certain payments by the Fund may constitute a return of capital, which will have the effect of reducing your cost basis in the Fund's shares and thereby increasing the amount of capital gain, if any, that you will realize when selling or exchanging Fund shares.

Dividends declared by the Fund in October, November or December and paid during the following January will be treated as having been received by shareholders in the year the distributions were declared.


You will receive an annual statement summarizing your dividend and capital gains distributions.

If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as "buying a dividend."

                                       -

                                       23



If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules and you should consult your tax adviser about investment through a tax-deferred account.


There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of the Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the

IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S.

federal income tax liability.

If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to treat a proportionate amount of certain foreign taxes paid by it as a distribution to each shareholder which would permit each shareholder: (1) to credit this amount; or (2) to deduct this amount for purposes of computing its U.S. federal income tax liability. The Fund will notify you if it makes this election.

Please see the SAI for further information regarding tax matters

.

                                       -

                                       24


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The financial highlights table on the following page is intended to help you understand the Fund's Class O shares' financial performance for the past five years or, if shorter, the period of the class' operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). A report of the Fund's independent registered public accounting firm, along with the Fund's financial statements, is included in the Fund's annual shareholder report which is incorporated by reference into the SAI and is available upon request.

The information in the following table has been derived from the Fund's financial statements which have been audited by KPMG LLP, an independent registered public accounting firm.


                                       -

                                       25


FINANCIALHIGHLIGHTS

--------------------------------------------------------------------

--------------------------------------------------------------------------------

GLOBAL SCIENCE AND TECHNOLOGY FUND

The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, an independent registered public accounting firm.





                                                                                    CLASS O

                                                  ____________________________________________________________________________

                                                                    YEAR ENDED                      FIVE MONTHS

                                                                    OCTOBER 31,                        ENDED       YEAR ENDED

                                                  _______________________________________________   OCTOBER 31,     MAY 31,

                                                    2008       2007         2006         2005         2004(1)         2003

                                                  ________ ____________ ____________ ____________ ______________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period      $         [ ]         4.39         3.84         3.48            3.62          3.08

Income (loss) from investment operations:

Net investment loss                       $         [ ]        (0.04)       (0.03)       (0.03)          (0.02)        (0.04)

Net realized and unrealized gain (loss)

on

investments and foreign currency related

transactions                              $         [ ]         1.24         0.58         0.39          (0.12)          0.58

Total from investment operations          $         [ ]         1.20         0.55         0.36          (0.14)          0.54

Net asset value, end of period            $         [ ]         5.59         4.39         3.84            3.48          3.62

TOTAL RETURN(2)                           %         [ ]        27.33        14.32        10.34          (3.87)         17.53

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)         $         [ ]       44,503       27,049       15,702          11,808        11,509

Ratios to average net assets:

Gross expenses prior to expense

reimbursement(3)                          %         [ ]         2.09         2.09         2.10            2.04          2.23

Net expenses after expense

reimbursement(3)(4)                       %         [ ]         1.75         1.75         1.75            1.75          1.80

Net investment loss after expense

reimbursement(3)(4)                       %         [ ]       (0.93)       (0.87)       (1.04)          (1.53)        (1.61)

Portfolio turnover rate                   %         [ ]          87          140          128              48           121




(1)   The Fund changed its fiscal year end to October 31.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at NAV and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)   Annualized for periods less than one year.

(4)   The Adviser has agreed to limit expenses (excluding interest, taxes,

      brokerage and extraordinary expenses) subject to possible recoupment by

      ING Investments, LLC within three years of being incurred.

                                       -

                                       26



TO OBTAIN MORE INFORMATION


YOU'LL FIND MORE INFORMATION ABOUT THE FUND IN OUR:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS


In the Fund's annual/semi-annual shareholder report, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Fund's performance during its last fiscal year, the financial statements and the independent registered public accounting firm's reports (in annual shareholder report only).


STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI contains more detailed information about the Fund. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.


Please write, call or visit our website for a free copy of the current annual/

semi-annual shareholder reports, the SAI, or other information about the Fund.


To make shareholder inquiries contact:





SHAREBUILDER SECURITIES ACCOUNT HOLDERS     ING DIRECT SECURITIES ACCOUNT HOLDERS

Call 1-800-747-2537                         ING DIRECT Securities, Inc.

                                             P.O. Box 15647

Or email by visiting www.sharebuilder.com

                                             Wilmington, DE 19885-5647

and navigating to Help > Contact Us

                                             Or call 1-866-BUY-FUND (866-289-3863)

Visit www.sharebuilder.com for a free

copy of

the Fund's Prospectus or call               Visit www.ingdirect.com for a free copy of

  1-800-747-2537

for a free copy of the SAI                  the Fund's Prospectus or call 1-866-289-3863

                                             for a free copy of the SAI





Or visit the Fund's website for a free copy of the Fund's annual/semi-annual shareholder reports at www.ingfunds.com.


This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public

Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

SECURITIES AND EXCHANGE COMMISSION

Public Reference Section

100 F Street, N.E.

Washington, D.C. 20549

or at the e-mail address: PUBLICINFO@SEC.GOV

Or obtain the information at no cost by visiting the SEC's Internet website at

WWW.SEC.GOV.

When contacting the SEC, you will want to refer to the Fund's SEC file number.

The file number is as follows:

ING Series Fund, Inc. 811-6352

     ING Global Science and Technology Fund

                                       -

                                       27

STATEMENT OF ADDITIONAL INFORMATION

February 27, 2009

ING SERIES FUND, INC.

7337 East Doubletree Ranch Road

Scottsdale, Arizona  85258-2034

(800) 992-0180

ING Global Science and Technology Fund

Class A, Class B, Class C, Class I and Class O Shares

This Statement of Additional Information (“SAI”) relates to ING Global Science and Technology Fund (“Fund”), a series of ING Series Fund, Inc. (“Company”). A prospectus or prospectuses (each, a (“Prospectus”) and collectively, the (“Prospectuses”) for the Fund dated February 27, 2009, which provide the basic information you should know before investing in the Fund, may be obtained without charge from the Fund or the Fund’s principal underwriter, ING Funds Distributor, LLC (“Distributor”), at the address listed above.  This SAI is not a prospectus, but is incorporated therein by reference and should be read in conjunction with the Prospectuses, each dated February 27, 2009 which have been filed with the U.S. Securities and Exchange Commission (“SEC”).

The information in this SAI expands on the information contained in the Prospectuses and any supplements thereto.  The Fund’s financial statements and the independent registered public accounting firm’s report thereon included in the Fund’s annual shareholder report dated October 31, 2008, are incorporated herein by reference. Copies of the Fund’s Class A, Class B, Class C, and Class I Prospectuses and annual or semi-annual shareholder reports may be obtained upon request and without charge by contacting the Fund at the address and phone number written above.  Copies of the Fund’s Class O shares’ Prospectus and annual or semi-annual shareholder reports (when available) may be obtained by calling 1-866-BUY-FUND (1-866-289-3863) or by writing to ING DIRECT Securities, Inc. (“ING DIRECT Securities”), P.O. Box 15647, Wilmington, DE 19885-5647 for ING DIRECT Securities account holders or by calling 1-800-747-2537 for ShareBuilder Securities Corporation (“ShareBuilder Securities”).  Capital terms used in this SAI have the same meaning as in the Prospectuses and some additional terms are defined particularly for this SAI.

HISTORY OF THE COMPANY	3
SUPPLEMENTAL DESCRIPTION OF FUND INVESTMENTS AND RISKS	4
INVESTMENT RESTRICTIONS	45
PORTFOLIO TURNOVER	45
DISCLOSURE OF THE FUND’S PORTFOLIO SECURITIES	47
MANAGEMENT OF THE COMPANY	50
CODE OF ETHICS	58
PROXY VOTING PROCEDURES	58
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS	58
ADVISER	59
EXPENSE LIMITATION AGREEMENT	60
SUB-ADVISER	60
RULE 12B-1 PLANS	65
ADMINISTRATOR	67
CUSTODIAN	67
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	67
TRANSFER AGENT	68
BROKERAGE ALLOCATION AND TRADING POLICIES	68
PURCHASE AND REDEMPTION OF SHARES	72
NET ASSET VALUE	76
FEDERAL INCOME TAX CONSIDERATIONS	76
DISTRIBUTOR	84
CALCULATION OF PERFORMANCE DATA	87
PERFORMANCE COMPARISONS	88
FINANCIAL STATEMENTS	89
APPENDIX A – PROXY VOTING PROCEDURES AND GUIDELINES	A-1

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HISTORY OF THE COMPANY

The Company is a Maryland corporation registered as a diversified, open-end management investment company.  The Company was organized in June 1991 and currently consists of  [   ] separately managed series.

This SAI pertains only to Class A, Class B, Class C, Class I and Class O shares of ING Global Science and Technology Fund.

Incorporation.   The Company was incorporated under the laws of the state of Maryland on June 17, 1991.

Series and Classes.  The Company currently offers multiple series.  Only ING Global Science and Technology Fund is offered through this SAI and the corresponding Prospectuses.

The Board of Directors (“Board”) of the Company has the authority to subdivide the series into classes of shares having different attributes so long as each share of each class represents a proportionate interest in the series equal to each other share in that series.  Shares of the Fund currently are classified into multiple classes.

Each class of shares has the same rights, privileges and preferences except with respect to:  (a) the effect of sales charges, if any, for each class; (b) the distribution fees borne by each class; (c) the expenses allocable exclusively to each class; (d) voting rights on matters exclusively affecting a single class; and (e) the exchange privilege of each class.

Capital Stock.  Fund shares are fully paid and non-assessable when issued.  Fund shares have no preemptive or conversion rights except that the Fund’s Class B shares automatically convert to Class A shares after eight (8) years.   A shareholder’s Class B shares will automatically convert to Class A shares in the Fund on the second calendar day of the following month in which the eighth anniversary of the issuance of the Class B shares occurs, together with the pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares.  Each share of the Fund has the same rights to share in dividends declared by the Fund for that share class.  Upon liquidation of the Fund, shareholders in the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Voting Rights.  Shareholders of each class are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote on the election of Directors and on other matters submitted to the vote of shareholders.  Generally, all shareholders have voting rights on all matters except matters affecting only the interests of one class of shares.  Voting rights are not cumulative so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors.  In such an event, the holders of the remaining shares will be unable to elect any person as a Director.

Shareholder Meetings.  The Company is not required and does not intend to hold annual shareholder meetings.  The Articles of Incorporation provide for meetings of shareholders to elect Directors at such times as may be determined by the Directors or as required by the Investment Company Act of 1940, as amended (“1940 Act”).  If requested by the holders of at least 10% of the Company’s outstanding shares, the Company will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting.

1940 Act Classification.  The Company is a diversified, open-end management investment company as those terms are defined under the 1940 Act.  The 1940 Act generally requires, among other things, that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.

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SUPPLEMENTAL DESCRIPTION OF FUND INVESTMENTS AND RISKS

Diversification

The Fund is “diversified” within the meaning of the 1940 Act.  In order to qualify as diversified, the Fund must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies and other securities (for this purpose, other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer).

Investments, Investment Strategies and Risks

The table on the following pages identifies various securities and investment techniques used by the adviser or sub-adviser in managing the Fund.  The table has been marked to indicate those securities and investment techniques that the adviser and sub-adviser may use to manage the Fund.  The Fund may use any or all of these techniques at any one time, and the fact that the Fund may use a technique does not mean that the technique will be used.  Unless otherwise noted, the Fund may invest up to 5% of its net assets in any type of security or investment noted in this SAI that the adviser or sub-adviser reasonably believes is compatible with the investment objective and strategies of the Fund. The Fund’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Fund’s investment objective, policies and restrictions described in the Fund’s Prospectuses and/or this SAI, as well as the federal securities laws.  There can be no assurance that the Fund will achieve its investment objective.  The Fund’s investment objective, policies, investment strategies and practices are non-fundamental unless otherwise indicated.  A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Fund utilizes, follows the table.  The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Fund’s Prospectuses.  Where a particular type of security or investment technique is not discussed in the Fund’s Prospectuses, that security or investment technique is not a principal investment strategy.  See the Fund’s fundamental investment restrictions for further information.

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Investments	ING Global Science and Technology Fund
Equity Investments
Common Stock	X
Convertible Securities	X
Initial Public Offerings	X
Preferred Stock	X
Synthetic Convertible Securities(1)	X
Unseasoned Companies	X
Foreign and Emerging Market Investments
Securities of Foreign Issuers	X
American/ European/ Global Depositary Receipts	X
Eurodollar Convertible Securities(2)	X
Eurodollar/Yankee Dollar Instruments(2)	X
Foreign Bank Obligations(2)	X
Foreign Currency Exchange Transactions(3)	X
Foreign Mortgage-Related Securities(2)	X
International Debt Securities	X
Sovereign Debt Securities	X
Supranational Agencies(2),(4)	X
Fixed-Income Investments
Debt Securities	X
Adjustable Rate Mortgages	X
Asset-Backed Securities (non-Mortgage)(2)	X
Banking Industry Obligations/Short-Term Investments(2)	X
Corporate Debt Securities	X
Credit-Linked Notes(2)	X
Floating or Variable Rate Instruments(2)	X
Guaranteed Investment Contracts(2)	X
Government Trust Certificates(2)	X
Government National Mortgage Association Certificates(2)	X
High-Yield Securities(5)	X
Mortgage-Related Securities(2)	X
Municipal Securities(2)	X
Municipal Lease Obligations(2)	X
Savings Association Obligations(2),(6)	X
Subordinated Mortgage Securities	X
Tax Exempt Industrial Development Bonds and Pollution Control Bonds	X
Interest/Principal Only Stripped Mortgage-Backed Securities(2)	X
U.S. Government Securities(2),(6)	X
Zero-Coupon and Pay-In-Kind(2)	X
Other Investments
Derivatives(7)	X
Financial Futures Contracts and Related Options(8)	X
Foreign Currency Options	X
Forward Currency Contracts(8)	X
Foreign Future Contracts and Foreign Options(3)	X
Forward Foreign Currency Contracts(3)	X
Index-, Currency-, and Equity-Linked Securities(8)	X
Options on Futures(8)	X
Over-the-Counter Options(8)	X
Put and Call Options(8),(9)	X
Stock Index Options(8)	X
Straddles(8)	X
Warrants	X
Other Investment Companies(7)	X
Private Funds	X
Real Estate Securities	X
Restricted and Illiquid Securities	X
To Be Announced Sale Commitments	X
Trust-Preferred Securities	X
Investment Techniques
Borrowing	X
Lending of Fund Securities	X
Repurchase Agreements	X

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Investments	ING Global Science and Technology Fund
Reverse Repurchase Agreements and Dollar Rolls	X
Securities, Interest Rate and Currency Swaps(10)	X
Short Sales	X
Temporary Defensive and Short-Term Positions	X
When-Issued Securities and Delayed Delivery Transactions	X

(1)

The Fund may only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by Moody’s Investors Service, Inc. (“Moody’s”) or “A” or higher by Standard & Poor’s Rating Services (“S&P”) and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

(2)	The Fund may only invest in such instruments (which must be of high quality and short duration) for temporary and defensive or cash management purposes.
(3)	The Fund may only invest in such instruments for the purposes of hedging.
(4)

Other than for temporary and defensive or cash management purposes, the Fund may invest up to 10% of its net assets in securities of supranational agencies. These securities are not considered government securities and are not supported directly or indirectly by the U.S. government.

(5)

The Fund will not invest more than 15% of the total value of its assets in high-yield bonds (securities rated below BBB- by S&P or Baa3 by Moody’s or if unrated, considered by the adviser or sub-adviser to be of comparable quality).

(6)

The certificates of deposit (interest-bearing time deposits) in which the Fund may invest are issued by savings banks or savings and loan associations that have capital surplus and undivided profits in excess of $100 million based on latest published reports or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

(7)	The Fund may invest in other investment companies to the extent permitted under the 1940 Act and the rules and regulations thereunder.
(8)

For purposes other than hedging, the Fund will invest no more than 5% of its assets in such instruments. With respect to futures, the 5% limit is calculated with reference to the notional value of the futures contracts.

(9)

The Fund is prohibited from having written put and call options outstanding at any one time on more than 30% of its total assets. The Fund will not write a put if it will require more than 50% of the Fund’s net assets to be designated to cover all put obligations. The Fund may not buy options if more than 3% of its assets immediately following such purchase would consist of put options. The Fund may purchase and sell put and call options on equity securities only to close out positions previously opened. The Fund will not write a call option on a security unless the call is “covered” (i.e. it already owns the underlying security). The Fund may purchase put options when the adviser or sub-adviser believes that a temporary defensive position is desirable in light of market conditions but does not desire to sell a portfolio security.

(10)	The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s total assets.

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EQUITY INVESTMENTS

Common Stock, Preferred Stock, Convertible Securities and Other Equity Securities

Common stocks represent an equity (ownership) interest in a company.  This ownership interest generally gives the Fund the right to vote on issues affecting the company’s organization and operations and such investments may be diversified over a cross-section of industries and individual companies.  Some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group.  Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value.  The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.  The Fund may also concentrate its investments in science and technology sectors.

Other types of equity securities may also be purchased such as preferred stock, convertible securities, or other securities that are exchangeable for shares of common stock.  Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation’s earnings.  Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate.  If interest rates rise, the fixed dividend on preferred stocks may be less attractive causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.  Dividends on some preferred stock may be “cumulative” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock.  Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation and may be “participating” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.  The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock.  By investing in convertible securities, the Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks.  The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth at market value if converted into the underlying common stock).  The credit standing of the issuer and other factors may also affect the investment value of a convertible security.  The conversion value of a convertible security is determined by the market price of the underlying common stock.  If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value.  To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

The market value of convertible debt securities tends to vary inversely with the level of interest rates.  The value of the security declines as interest rates increase and increases as interest rates decline.  Although under normal market conditions longer term debt securities have greater yields than do shorter-term debt securities of similar quality, they are subject to greater price fluctuations.  A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security.  If a convertible security held by the Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.  Rating requirements do not apply to convertible debt securities purchased by the Fund because the Fund purchases

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such securities for its equity characteristics.

“Synthetic” convertible securities are derivative positions composed of two or more different securities whose investment characteristics taken together, resemble those of convertible securities.  For example, the Fund may purchase a non-convertible debt security and a warrant or option which enables the Fund to have a convertible-like position with respect to a company, group of companies, or stock index.  Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions.  Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security.  Unlike a true convertible security, a synthetic convertible comprises two or more separate securities each with its own market value.  Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component.  For this reason the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.  The Fund may only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization (“NRSRO”).

Initial Public Offerings

Initial Public Offerings (“IPOs”) occur when a company first offers its securities to the public.  Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history which involves a greater potential for the value of their securities to be impaired following the IPO.  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information.  As a result of this or other factors, the Fund’s adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise which may result in a significant gain or loss and greater transaction costs to the Fund.  Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund’s shareholders.  In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Fund’s performance when the Fund’s asset bases are small.  Consequently, IPOs may constitute a significant portion of the Fund’s returns particularly when the Fund is small.  Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Fund’s assets as it increases in size and therefore, have a more limited effect on the Fund’s performance.

There can be no assurance that IPOs will continue to be available for the Fund to purchase.  The number or quality of IPOs available for purchase by the Fund may vary, decrease or entirely disappear.  In some cases the Fund may not be able to purchase IPOs at the offering price but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price making it more difficult for the Fund to realize a profit.

Unseasoned Companies

The Fund considers securities of companies with limited operating histories to be securities of companies with a record of less than three (3) years’ continuous operation including the operations of any predecessors and parents.  These are sometimes referred to as “unseasoned issuers”.  These companies, by their nature, have only a limited operating history that can be used for evaluating the company’s growth prospects.  As a result,

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investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature companies.

FOREIGN AND EMERGING MARKET INVESTMENTS

Securities of Foreign Issuers

Securities of foreign issuers have certain common characteristics and risks.  Foreign financial markets, while growing in volume have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies.  The foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions.  Delivery of securities may not occur at the same time as payment in some foreign markets.  Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon.  The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.  Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies.  There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States.  A foreign government may impose exchange control regulations that may have an impact on currency exchange rates and there is the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could affect U.S. investments in those countries.

Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned.  Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets.  In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Although the Fund will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the adviser or sub-adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.  Certain foreign governments levy withholding taxes against dividend and interest income or may impose other taxes.  Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Fund on these investments.

The risks of investing in foreign securities may be intensified for investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets.  Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world reflecting the greater uncertainties of investing in less-established markets and economies.  In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets and may have less protection of property rights than more developed countries.  The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from extreme and volatile debt

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burdens or inflation rates.  Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume potentially making prompt liquidation of substantial holdings difficult or impossible at times.  Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets.  Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts

American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) or other similar securities represent securities of foreign issuers.  These securities are typically dollar denominated although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities and are typically designed for U.S. investors and held either in physical form or in book entry form.  EDRs are receipts issued by a European financial institution evidencing a similar arrangement but may be listed and traded on a European exchange as well as in the United States. Typically these securities are traded on the Luxembourg exchange in Europe.  Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in the European securities markets.  GDRs are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories.  Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

Eurodollar Convertible Securities

Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States.  The Fund may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or that are convertible into publicly traded common stock of U.S. companies.  The Fund may also invest up to 15% of its total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed or represented by ADRs listed on such exchanges.

Eurodollar and Yankee Dollar Instruments

Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe.  Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries.  Yankee Dollar instruments are U.S. dollar denominated bonds issued in the United States by foreign banks and corporations.  These investments involve risks that are different from investments in securities issued by U.S. issuers and may carry the same risks as investing in foreign securities.

Foreign Bank Obligations

Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because

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there may be less publicly available information concerning foreign banks.  In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks.  In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

Foreign Currency Exchange Transactions

The Fund may buy and sell securities denominated in currencies other than the U.S. dollar and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar and therefore, may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar.  The Fund may either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies.  A forward foreign currency exchange contract is an agreement to exchange one currency for another (for example, to exchange a certain amount of U.S. dollars for a certain amount of Korean Won) at a future date.  Forward foreign currency exchange contracts are included in the group of instruments that can be characterized as derivatives.  Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund’s portfolio securities or in foreign exchange rates or prevent loss if the prices of these securities should decline.

Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase.  The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  The projection of currency market movements is extremely difficult and the successful execution of a hedging strategy is highly uncertain.  Use of currency hedging techniques may also be limited by management’s need to protect the status of the Fund as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (“Code”).

Foreign Mortgage-Related Securities

Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country.  These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks and others.  Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations such as Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited.  The mechanics of these mortgage-related securities are generally the same as those issued in the United States.   However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience and maturities of loans.

International Debt Securities

International debt securities represent debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities including ADRs.  These debt obligations may be bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities and zero-coupon securities.

In determining whether to invest in debt obligations of foreign issuers, the Fund will consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries’ financial markets, the interest rate climate of such countries and the relationship of such countries’ currency to the U.S. dollar.  These factors are judged on the basis of fundamental economic criteria (e.g.,

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relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.  Subsequent foreign currency losses may result in the Fund having previously distributed more income in a particular period than was available from investment income which could result in a return of capital to shareholders.  The Fund’s portfolio of foreign securities may include those of a number of foreign countries or, depending upon market conditions, those of a single country.  Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative.  Although a portion of the Fund’s investment income may be received or realized in foreign currencies, the Fund would be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions.  Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers.  For example, foreign issuers are not required to use generally accepted accounting principles.  If foreign securities are not registered under the Securities Act of 1933, as amended, (“1933 Act”) the issuer generally does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended (“1934 Act”).  The values of foreign securities investments will be affected by incomplete or inaccurate information available to the adviser or sub-adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy.  In addition, it is generally more difficult to obtain court judgments outside the United States.

Restrictions on Foreign Investments.  Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund.  For example, certain countries may require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals.  Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund if it invests in such countries.  For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased and re-registered in the name of the Fund.  Re-registration may, in some instances, not be able to occur on timely basis resulting in a delay during which the Fund may be denied certain of its rights as an investor including rights as to dividends or to be made aware of certain corporate actions.  There also may be instances where the Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled depriving the Fund of the ability to make its desired investment at that time.

Substantial limitations may exist in certain countries with respect to the Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors.  The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital as well as by the application to the Fund of any restrictions on investments.  No more than 15% of the Fund’s net assets may be comprised, in the aggregate, of assets that are (i) subject to material legal restrictions on repatriation or (ii) invested in illiquid securities.  Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.  For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

In certain countries, banks or other financial institutions may be among the leading companies which have actively traded securities. The 1940 Act restricts the Fund’s investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities” as defined by the rules thereunder.  The provisions may restrict the Fund’s investments in certain foreign banks and other financial institutions.

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Foreign Currency Risks.  Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the U.S. dollar value of foreign securities.  In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign stocks for a U.S. investor will be diminished.  By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities will be enhanced. Therefore, unfavorable changes in the relationship between the U.S. dollar and the relevant foreign currencies will adversely affect the value of the Fund’s shares.

Risks of Investing in Foreign Securities.  Investments in foreign securities involve certain inherent risks including the following:

Market Characteristics.  Settlement practices for transactions in foreign markets may differ from those in U.S. markets and may include delays beyond periods customary in the United States.  Foreign security trading practices including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or insolvency of a foreign broker-dealer.  Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States and may not involve clearing mechanisms and related guarantees.  The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States.  The value of the Fund’s positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

Legal and Regulatory Matters.  In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.

Taxes.  The interest payable on certain of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes thus reducing the net amount of income available for distribution to the Fund’s shareholders.  A shareholder otherwise subject to U.S. federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.

Costs.  The expense ratios of a fund that invests in foreign securities is likely to be higher than those of investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities is higher.  In considering whether to invest in the securities of a foreign company, the adviser or sub-adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the United States and those within other countries and factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.  The extent to which the Fund will invest in foreign companies and countries and depositary receipts will fluctuate from time to time within the limitations described in the Prospectuses depending on the adviser’s or sub-adviser’s assessment of prevailing market, economic and other conditions.

Sovereign Debt Securities

Sovereign debt securities are issued by governments of foreign countries.  The sovereign debt securities in which the Fund may invest may be rated below investment grade.  These securities usually offer higher yields than higher-rated securities but are also subject to greater risk than higher-rated securities. Brady Bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the U.S. Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans.  Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, Philippines, Poland and Uruguay and may be issued by other emerging countries.

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Supranational Agencies

Supranational agencies are not considered government securities and are not supported directly or indirectly by the U.S. government.  Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank) which was chartered to finance development projects in developing member countries; the European Union which is a 27-nation organization engaged in cooperative economic activities; and the Asian Development Bank which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

FIXED-INCOME SECURITIES

Debt Securities

The Fund may invest in debt securities.  The value of fixed-income or debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer.  Debt securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years).  Also, for each debt security, there is a risk of principal and interest default, which will be greater with higher-yielding, lower-grade securities.

Adjustable Rate Mortgage Securities

Adjustable rate mortgage securities (“ARMS”) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates.  Generally, ARMS have a specified maturity date and amortize principal over their life.  In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal.  However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.  The amount of interest on ARMS is calculated by adding a specified amount, the “margin,” to the index subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.  Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed-rate securities.

There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates.  Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank or commercial paper rates.  Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels.  Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by the Federal National Mortgage Association (“FNMA”)) tend to lag changes in market rate levels and tend to be somewhat less volatile.

Asset-Backed Securities (non-Mortgage)

Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a collateralized mortgage obligation (“CMO”) structure).  Asset-backed

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securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans.  During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments and the Fund must reinvest the returned principal at prevailing interest rates which may be lower.  Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor.  Certain collateral may be difficult to locate in the event of default and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

The Fund may invest in any type of asset-backed security if the portfolio manager determines that the security is consistent with the Fund’s investment objective and policies.  It is expected that governmental, government-related or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above.  As new types of mortgage-backed securities are developed and offered to investors, investments in such new types of mortgage-backed securities may be considered for the Fund.

The collateral behind certain asset-backed securities tend to have prepayment rates that do not vary with interest rates and the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level.  Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates.  Faster prepayments will shorten the average life and slower prepayments will lengthen it.  Asset-backed securities may be pass-through representing actual equity ownership of the underlying assets, or pay-through representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool by the amount of the fees paid to the mortgage pooler, issuer and/or guarantor.  Actual yield may vary from the coupon rate.  However, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

Banking Industry Obligations/Short-Term Investments

Bank Certificates of Deposit, Bankers’ Acceptances and Fixed-Time Deposits - banking industry obligations include certificates of deposit, bankers’ acceptances and fixed-time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches) based on latest published reports or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

The Fund when holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt

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obligations of U.S. domestic issuers.  Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers plays an important part in the operations of the banking industry.  Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, are limited in the amount which they can loan to a single borrower and are subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

For foreign banks there is a possibility that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks.  In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks.  In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its Prospectuses, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Fixed-time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations - The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations - The Fund may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, the Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s or a comparable rating agency.

Corporate Debt Securities

Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments including convertible securities.  The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security.  The market value of a corporate debt security will generally increase when interest rates decline and decrease when interest rates rise.  There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument.  Investments in corporate debt securities that are rated below investment-grade are described in “High-Yield Securities” below.

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Debt obligations that are deemed investment grade carry a rating of at least Baa from Moody’s, BBB- from S&P or a comparable rating from another rating agency or, if not rated by an agency, are determined by the adviser or sub-adviser to be of comparable quality. Bonds rated Baa or BBB- have speculative characteristics and changes in economic circumstances that are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.

Credit-Linked Notes

A credit-linked note (“CLN”) is generally issued by one party with a credit option or risk linked to a second party.  The embedded credit option allows the first party to shift a specific credit risk to the CLN holder or the Fund in this case.  The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities.  Because of its high ratings, a CLN may be purchased by the Fund in accordance with the Fund’s investment objective.  The CLN’s price or coupon is linked to the performance of the reference asset of the second party.  Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity.  The cash flows are dependent on specified credit-related events.  Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate.  The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset which could lead to loss of principal and receipt of interest payments.  In return for these risks, the CLN holder receives a higher yield.  As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced).  The Fund cannot assure that it can implement a successful strategy regarding this type of investment.

Floating or Variable Rate Instruments

Variable rate demand instruments held by the Fund may have maturities of more than one year provided:  (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days); and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year.  In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand.  The Fund will be able (at any time or during specified periods not exceeding one year depending upon the note involved) to demand payment of the principal of a note.  If an issuer of a variable rate demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default.  The Fund may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk.  The continuing creditworthiness of issuers of variable rate demand notes held by the Fund will also be monitored to determine whether such notes should continue to be held.  Variable and floating rate instruments with demand periods in excess of seven days which cannot be disposed of promptly within seven business days in the usual course of business without taking a reduced price will be treated as illiquid securities.

Guaranteed Investment Contracts

Guaranteed Investment Contracts (“GICs”) are issued by insurance companies.  Pursuant to such contracts, the Fund makes cash contributions to a deposit fund in the insurance company’s general account.  The insurance company then credits to the Fund, on a monthly basis, guaranteed interest which is based on an index.  The GICs provide that this guaranteed interest will not be less than a certain minimum rate.  The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it and the charges will be deducted from the value of the deposit fund.  In addition, because the Fund may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment and, together with other instruments invested in by the Fund which are not readily marketable, will not exceed 15% of the Fund’s net assets.  The term of a GIC will be one year or less.  In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

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Government Trust Certificates

Government Trust Certificates represent an interest in a government trust, the property of which consists of: (i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the federal government of the United States (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998); and (ii) a security interest in obligations of the U.S. Treasury backed by the full faith and credit of the United States sufficient to support the remaining balance (no more than 10%) of all payments of principal and interest on such promissory note provided that such obligations shall not be rated less than AAA or less than Aaa by a NRSRO.

Government National Mortgage Association Certificates

Government National Mortgage Association (“GNMA”) Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans.  GNMA is a U.S. government corporation within the Department of Housing and Urban Development.  Such loans are initially made by lenders such as mortgage bankers, commercial banks and savings and loan associations and are either insured by the Federal Housing Administration (“FHA”) or Farmers’ Home Administration (“FMHA”) or guaranteed by the Veterans Administration (“VA”).  A GNMA Certificate represents an interest in a specific pool of such mortgages which, after being approved by GNMA, is offered to investors through securities dealers.  Once approved by GNMA, the timely payment of interest and principal on each certificate is guaranteed by the full faith and credit of the U.S. government.

GNMA Certificates differ from bonds in that principal is scheduled to be paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.  “Modified pass through” type GNMA Certificates entitle the holder to receive all interest and principal payments owed on the mortgages in the pool (net of issuers’ and GNMA fees) whether or not the mortgagor has made such payment.

GNMA Certificates are created by an “issuer” which is an FHA approved mortgage banker who also meets criteria imposed by GNMA.  The issuer assembles a pool of FHA, FMHA or VA insured or guaranteed mortgages with the same interest rate, maturity and type of dwelling.  Upon application by the issuer and after approval by GNMA of the pool, GNMA provides its commitment to guarantee timely payment of principal and interest on the GNMA Certificates backed by the mortgages included in the pool.  The GNMA Certificates, endorsed by GNMA, are then sold by the issuer through securities dealers.

GNMA is authorized under the Federal National Housing Act to guarantee timely payment of principal and interest on GNMA Certificates.  This guarantee is backed by the full faith and credit of the United States.  GNMA may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee.  When mortgages in the pool underlying GNMA Certificates are prepaid by mortgagors or by result of foreclosure, such principal payments are passed through to the certificate holders.  Accordingly, the life of the GNMA Certificate is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool.  Because of such variation in prepayment rates, it is not possible to predict the life of a particular GNMA Certificate but FHA statistics indicate that 25 to 30 year single family dwelling mortgages have an average life of approximately 12 years.  The majority of GNMA Certificates are backed by mortgages of this type and accordingly, the generally accepted practice has developed to treat GNMA Certificates as 30-year securities which prepay fully in the 12th year.

GNMA Certificates bear a nominal “coupon rate” which represents the effective FHA-VA mortgage rate at the time of issuance less 0.5%, which constitutes the GNMA and issuer’s fees.  For providing its guarantees, GNMA receives an annual fee of 0.06% of the outstanding principal on certificates backed by single family

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dwelling mortgages and the issuer receives an annual fee of 0.44% for assembling the pool and for passing through monthly payments of interest and principal.

Payments to holders of GNMA Certificates consist of the monthly distributions of interest and principal less the GNMA and issuer’s fees.  The actual yield to be earned by a holder of a GNMA Certificate is calculated by dividing such payments by the purchase price paid for the GNMA Certificate (which may be at a premium or a discount from the face value of the certificate).  Monthly distributions of interest, as contrasted to semi-annual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on GNMA Certificates.  Because of the variation in the life of the pools of mortgages which back various GNMA Certificates and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of GNMA certificates, such as that in which a fund is invested, will differ significantly from the yield estimated by using an assumption of a 12 year life for each GNMA Certificate included in such a portfolio as described.

The actual rate of prepayment for any GNMA Certificate does not lend itself to advance determination, although regional and other characteristics of a given mortgage pool may provide some guidance for investment analysis.  Also, secondary-market trading of outstanding GNMA Certificates tends to be concentrated in issues bearing the current coupon rate.

Construction loan securities are issued to finance building costs.  The funds are disbursed as needed or in accordance with a prearranged plan.  The securities provide for the timely payment to the registered holder of interest at the specified rate plus scheduled installments of principal.  Upon completion of the construction phase, the construction loan securities are terminated and project loan securities are issued.  It is the Fund’s policy to record these GNMA Certificates on trade date and to segregate assets to cover its commitments on trade date as well.

GNMA Certificates — When-Issued And Delayed Delivery Transactions

GNMA Certificates may at times be purchased or sold on a delayed-delivery basis or on a when-issued basis.  These transactions arise when GNMA Certificates are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund.  No payment is made until delivery is due, often a month or more after the purchase.  The settlement date on such transactions will take place no more than 120 days from the trade date.  When the Fund engages in when-issued and delayed-delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale.  Failure of the buyer or seller to do so may result in the Fund missing the opportunity of obtaining a price considered to be advantageous.  While when-issued GNMA Certificates may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.  At the time the Fund makes the commitment to purchase a GNMA Certificate on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value (“NAV”).  The adviser or sub-adviser each does not believe that the Fund’s NAV or income will be adversely affected by the purchase of GNMA Certificates on a when-issued basis.  The Fund may invest in when-issued securities without other conditions.  Such securities either will mature or be sold on or about the settlement date.  The Fund may earn interest on such account or securities for the benefit of shareholders.

High-Yield Securities

High-yield securities are debt securities that are rated lower than “Baa3” by Moody’s, “BBB-” by S&P or of comparable quality if unrated.

High-yield securities often are referred to as “junk bonds” and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities and securities convertible into the foregoing.

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Investments in high-yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities but they also typically entail greater potential price volatility and principal and income risk.

High-yield securities are not considered to be investment-grade. They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities.  Fluctuations in value do not affect the cash income from the securities but are reflected in the Fund’s NAV.  The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.

The yields earned on high-yield securities generally are related to the quality ratings assigned by recognized rating agencies.  The following are excerpts from Moody’s description of its bond ratings: Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of a desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects. Moody’s also applies numerical indicators 1, 2 and 3 to rating categories.  The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking towards the lower end of the category. The following are excerpts from S&P’s description of its bond ratings: BB, B, CCC, CC, C - predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation, and C the highest. D - in payment default. S&P applies indicators “+,” no character and “-” to its rating categories.  The indicators show relative standing within the major rating categories.

Certain securities held by the Fund may permit the issuer, at its option, to call or redeem its securities.  If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Risks Associated with High-Yield Securities.  The medium- to lower-rated and unrated securities in which the Fund invests tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them.  These risks include:

High-Yield Bond Market.  A severe economic downturn or increase in interest rates might increase defaults in high-yield securities issued by highly leveraged companies.  An increase in the number of defaults could adversely affect the value of all outstanding high-yield securities thus disrupting the market for such securities.

Sensitivity to Interest Rate and Economic Changes. High-yield securities are more sensitive to adverse economic changes or individual corporate developments but generally less sensitive to interest rate changes than are Treasury or investment-grade bonds.  As a result, when interest rates rise causing bond prices to fall, the value of high-yield securities tend not to fall as much as Treasury or investment-grade corporate bonds.  Conversely, when interest rates fall these securities tend to under perform U.S. Treasury and investment-grade corporate bonds because high-yield bond prices tend not to rise as much as the prices of these bonds.

The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high-yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers.  Holders of high-yield securities could also be at greater risk because high-yield securities are generally unsecured and subordinate to senior debt holders and secured creditors.  If the issuer of a high-yield security owned by the Fund defaults, the Fund may incur additional expenses to seek recovery.  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield securities and the Fund’s NAV.  Furthermore, in the case of high-yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate

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changes and thereby tend to be more speculative and volatile than securities which pay interest periodically in cash.

Payment Expectations. High-yield securities present risks based on payment expectations.  For example, high-yield securities may contain redemption or call provisions.  If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the security with a lower yielding security resulting in a decreased return for investors.  Also, the value of high-yield securities may decrease in a rising interest rate market.  In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high-yield securities than in the case of investment-grade bonds.

Liquidity and Valuation Risks.  Lower rated bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market.  Purchasers of high-yield securities tend to be institutions rather than individuals, a factor that further limits the secondary market.  To the extent that no established retail secondary market exists, many high-yield securities may not be as liquid as U.S. Treasury and investment grade bonds.  The ability of the Fund’s Board to value or sell high-yield securities will be adversely affected to the extent that such securities are thinly traded or illiquid.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield securities more than other securities, especially in a thinly-traded market.  To the extent the Fund owns illiquid or restricted high-yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.  At times of less liquidity, it may be more difficult to value high-yield securities because this valuation may require more research and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.

Taxation.  Special tax considerations are associated with investing in high-yield securities structured as zero- coupon or pay-in-kind securities.  The Fund reports the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.

Limitations of Credit Ratings. The credit ratings assigned to high-yield securities may not accurately reflect the true risks of an investment.  Credit ratings typically evaluate the safety of principal and interest payments rather than the market value risk of high-yield securities.  In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security’s market value.  Although the ratings of recognized rating services such as Moody’s and S&P are considered, the adviser or sub-adviser primarily relies on its own credit analysis which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings.  Thus, the achievement of the Fund’s investment objective may be more dependent on the adviser’s or sub-adviser’s own credit analysis than might be the case for a fund which invests in higher quality bonds.  The adviser or sub-adviser continually monitors the investments in the Fund’s portfolio and carefully evaluates whether to dispose of or retain high-yield securities whose credit ratings have changed.  The Fund may retain a security whose rating has been changed.

Mortgage-Related Securities

The Fund may invest in mortgage-related debt securities, CMOs and real estate mortgage investment conduits (“REMICs”).  Federal mortgage-related securities include obligations issued or guaranteed by GNMA, FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”).  GNMA is a wholly-owned corporate instrumentality of the United States, the securities and guarantees of which are backed by the full faith and credit of the U.S. government.  FNMA, a federally chartered and privately owned corporation and FHLMC, a federal corporation, are instrumentalities of the United States with President appointed board members.  The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government.  See (“U.S. Government Securities.”)

Pass-through mortgage-related securities are characterized by monthly payments to the holder reflecting the monthly payments made by the borrowers who received the underlying mortgage loans.  The payments to the

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security holders, like the payments on the underlying loans, represent both principal and interest.  Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive repayments of principal in addition to the principal that is part of the regular monthly payment.  A borrower is more likely to repay a mortgage bearing a relatively high rate of interest.  This means that in times of declining interest rates, some higher yielding securities held by the Fund might be converted to cash and the Fund could be expected to reinvest such cash at the then prevailing lower rates.  The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities.  If the Fund buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

CMOs and REMICs are securities which are collateralized by mortgage pass-through securities.  Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order.  Each sequential tranche has a “stated maturity,” the latest date by which the tranche can be completely repaid assuming no repayments and has an “average life,” the average time to receipt of a principal payment weighted by the size of the principal payment.  The average life is typically used as a proxy for maturity because the debt is amortized rather than being paid off entirely at maturity as would be the case in a straight debt instrument.

CMOs and REMICs are typically structured as “pass-through” securities.  In these arrangements, the underlying mortgages are held by the issuer which then issues debt collateralized by the underlying mortgage assets.  The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payments generated by the underlying mortgage assets.  The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government, such as GNMA, or otherwise backed by FNMA or FHLMC.  Alternatively, such securities may be backed by mortgage insurance, letters of credit, or other credit enhancing features.  Both CMOs and REMICs are issued by private entities.  They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer.  CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter their cash flows.

Risks of Mortgage-Related Investment. Investments in mortgage-related securities involve certain risks.  In periods of declining interest rates prices of fixed-income securities tend to rise.  However, during such periods the rate of prepayment of mortgages tends to increase with the result that such prepayments must be reinvested by the issuer at lower rates.  The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase.  Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities.  In addition, the value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities owned by the Fund.  Because investments in mortgage-related securities are interest rate sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy.  For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation’s money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages.  Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.  Further, stripped mortgage-backed securities are likely to experience greater price volatility than other types of mortgage securities.  The yield to maturity on the interest only class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) on the underlying mortgage assets.  Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets.  In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made.  The Fund could fail to fully recover its initial investment in a CMO residual or a stripped mortgage-backed security.

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Municipal Securities

Municipal securities are debt obligations issued by state and local governments, territories and possessions of the United States, regional government authorities and their agencies and instrumentalities (“municipal securities”).  Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

In general, municipal securities debt obligations are issued to obtain funds for a variety of public purposes such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works.  Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.

The two principal classifications of municipal securities are “general obligation” securities and “revenue” securities.  General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest.  Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer and the taxes that can be levied for the payment of debt securities may be limited or unlimited as to rates or amounts of special assessments.  Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax.  Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.  Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund, the assets of which may be used to make principal and interest payments on the issuer’s obligations.  Housing finance authorities have a wide range of security including partially or fully insured mortgages, rent subsidized and collateralized mortgages and the net revenues from housing or other public projects.  Some authorities are provided further security in the form of a state’s assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

Insured municipal debt may also be purchased in which scheduled payments of interest and principal guaranteed by a private, non-governmental or governmental insurance company.  The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Fund.

Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors such as the Bankruptcy Reform Act of 1978.  In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes.  Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Moral Obligation Securities.  Municipal securities may include “moral obligation” securities which are usually issued by special purpose public authorities.  If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Tax Exempt Industrial Development and Pollution Control Bonds.  These are revenue bonds and generally are not payable from the unrestricted revenues of an issuer.  They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control.  Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

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Municipal Lease Obligations and Certificates of Participation

Municipal lease obligations are lease obligations or installment purchase contract obligations of municipal authorities or entities.  Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation.  The Fund may also purchase certificates of participation which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority.  However, certain lease obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year.  Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult.  In addition, these securities represent a relatively new type of financing and certain lease obligations may therefore be considered to be illiquid securities.

The Fund will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria:  (1) rated A or better by at least one NRSRO; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the adviser or sub-adviser to be critical to the lessee’s ability to deliver essential services; and (4) contain legal features which the adviser or sub-adviser deems appropriate such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies and adequate debt service reserve funds.

Short-Term Municipal Obligations.  These securities include the following:

Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues to be payable from these specific future taxes.  They are usually general obligations of the issuer and secured by the taxing power of the municipality for the payment of principal and interest when due.

Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue such as federal revenues available under the Federal Revenue Sharing Program.  They also are usually general obligations of the issuer.

Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged.  The long-term bonds then provide the money for the repayment of the notes.

Construction Loan Notes are sold to provide construction financing for specific projects.  After successful completion and acceptance, many projects receive permanent financing through the FNMA or GNMA.

Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Savings Association Obligations

The certificates of deposit (interest-bearing time deposits) in which the Fund may invest are issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million based on latest published reports or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

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Tax Exempt Industrial Development Bonds and Pollution Control Bonds

Tax Exempt Industrial Development Bond and Pollution Control Bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer.  They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes and pollution control.  Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Subordinated Mortgage Securities

Subordinated mortgage securities have certain characteristics and certain associated risks.  In general, the subordinated mortgage securities in which the Fund may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date.  One or more classes of the series may be entitled to receive distributions allocable only to principal, principal pre-payments, interest (or any combination thereof to one or more other classes), or only after the occurrence of certain events and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates.  The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated.  Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest (or any combination thereof) that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates.  Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount.  All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders.  Since a greater risk of loss is borne by the subordinated certificate holders such certificates generally have a higher stated yield than the senior certificates.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated.  The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be affected, pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise.  Special distributions are also possible if distributions are received with respect to the mortgage assets such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancements protecting such senior holder is exhausted.  For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security.  The primary credit risk of investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Fund would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

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The adviser or sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities.  The adviser or sub-adviser has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities.  Each pool purchase is reviewed against the guidelines.  The Fund seeks opportunities to acquire subordinated residential mortgage securities when, in the view of the adviser or sub-adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments.  The adviser or sub-adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Interest/Principal Only Stripped Mortgage-Backed Securities

The Fund may invest in Stripped Mortgage-Backed Securities (“SMBS”).  SMBS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities.  The market prices of SMBS are generally more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero-coupon securities having similar maturities and credit quality.

U.S. Government Securities

Investments in U.S. government securities include instruments issued by the U.S. Treasury such as bills, notes and bonds.  These instruments are direct obligations of the U.S. government and, as such, are backed by the full faith and credit of the United States.  They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. government securities include securities issued by instrumentalities of the U.S. government such as GNMA which are also backed by the full faith and credit of the United States.  Also included in the category of U.S. government securities are instruments issued by instrumentalities established or sponsored by the U.S. government such as the Student Loan Marketing Association, the FNMA and the FHLMC.  While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities although under certain conditions certain of these authorities may borrow from the U.S. Treasury.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.  The Fund will invest in securities of such agencies or instrumentalities only when the adviser or sub-adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

In September 2008, FNMA and FHLMC were each placed into conservatorship by the U.S. government under the authority of the Fedreal Housing Finance Agency (“FHFA”), an agency of the U.S. government, with a stated purpose to preserve and conserve FNMA’s and FHLMC’s assets and property and to put FNMA and FHLMC in a sound and solvent condition.  In addition, the U.S. Treasury also announced the following additional steps that it intended to take with respect to FNMA and FHLMC: (i) a commitment of indefinite durantion ot maintain the positive net worth of FNMA and FHLMC in exchange for senior preferred stock and warrants for common stock of the entities; (ii) the establishment of a new secured lending credit facility that is available to FNMA and FHLMC until December 2009; and (iii) a temporary program to purchase FNMA and FHLMC mortgage-backed securities, which is expected to continue until December 2009.  No assurance can be given that the purposes of the conservatorship under the authority of FHFA will be met or that the U.S. Treasury iniatives discussed above will be successful.

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Zero-Coupon and Pay-In-Kind Securities

Zero-coupon and deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (“cash payment date”) and therefore are issued and traded at a discount from their face amounts or par value.  The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.  The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches.  A pay-in-kind bond pays interest during the initial few years in additional bonds rather than in cash.  Later the bond may pay cash interest.  Pay-in-kind bonds are typically callable at about the time they begin paying cash interest.  The market prices of zero-coupon and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero-coupon securities having similar maturities and credit quality.

The risks associated with lower-rated debt securities apply to these securities.  Zero-coupon and pay-in-kind securities are also subject to the risk that in the event of a default, the Fund may realize no return on its investment because these securities do not pay cash interest.

OTHER INVESTMENTS

Derivatives

Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets.  Types of derivatives include options, futures contracts, options on futures and forward contracts.  Derivative instruments may be used for a variety of reasons including to enhance returns, hedge certain market risks, or provide a substitute for purchasing or selling particular securities.  Derivatives may provide a cheaper, quicker or more specifically focused way for a fund to invest than “traditional” securities would.

Derivatives can be volatile and involve various types and degrees of risk depending upon the characteristics of the particular derivative and the portfolio as a whole.  Derivatives permit the Fund to increase or decrease the level of risk or change the character of the risk to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk or change the character of the risk of its portfolio by making investments in specific securities.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.  Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives.  This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency in order to reduce overall credit risk.  As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange.  By contrast, no clearing agency guarantees over-the-counter derivatives.  Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default.  Accordingly, the Fund will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as they would review the credit quality of a security to be purchased by the Fund.  Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the adviser or sub-adviser to forecast interest rates and other economic factors correctly.  If the adviser or sub-adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed

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to the risk of loss.

The Fund might not employ any of the strategies described below and no assurance can be given that any strategy used will succeed.  If the adviser or sub-adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all.  Also, suitable derivative transactions may not be available in all circumstances.  The use of these strategies involves certain special risks including a possible imperfect correlation or even no correlation between price movements of derivative instruments and price movements of related investments.  While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable; the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage; offsetting positions in connection with transactions in derivative instruments; and the possible inability of the Fund to close out or to liquidate its derivatives positions.  In addition, the Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

The Fund has claimed an exclusion from the definition of a Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and therefore is not subject to registration or regulation as a CPO.  There can be no assurance that the use of derivative instruments will benefit the Fund.

Financial Futures Contracts and Related Options

The Fund may enter into futures contracts or options thereon that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument.  The futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”).

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price at a designated date, time and place.  Brokerage fees are incurred when a futures contract is bought or sold, at expiration and margin deposits must be maintained.

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date.  Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration.  Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date.  However, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time.  If the Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices which in turn are affected by fiscal and monetary policies and national and international political and economic events.  Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to the Fund relative to the size of the margin commitment.  A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the securities being hedged can only be approximate.  The degree of imperfection of

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correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities including technical influences in futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading.  Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends (as well as expenses associated with creating the hedge).  If the values of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for the Fund may not be successful and the Fund could sustain losses on its hedging transactions which would not be offset by gains on its portfolio.  It is also possible that there may be a negative correlation between the security underlying a futures or option contract and the portfolio securities being hedged which could result in losses both on the hedging transaction and the portfolio securities.  In such instances, the Fund’s overall return could be less than if the hedging transactions had not been undertaken.

Investments in futures contracts on fixed-income securities involve the risk that if the adviser’s or sub-adviser’s judgment concerning the general direction of interest rates is incorrect, the Fund’s overall performance may be poorer than if it had not entered into any such contract.  For example, if the Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions.  In addition, in such situations, if the Fund has insufficient cash it may have to sell bonds from its portfolio to meet daily variation margin requirements possibly at a time when it may be disadvantageous to do so.  Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect.  The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session.  Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit.  The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions.  Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

Sales of futures contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

“Margin” is the amount of funds that must be deposited by the Fund with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in the Fund’s futures contracts.  A margin deposit is intended to assure the Fund’s performance of the futures contract.  The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin.  However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to the Fund.  These daily payments to and from the Fund are called variation margin.  At times of extreme price volatility, intra-day variation margin payments may be required.  In computing daily NAVs, the Fund will mark-to-market the current value of its open futures contracts.  The Fund expects to earn interest income on its initial margin deposits.

When the Fund buys or sells a futures contract, unless it already owns an offsetting position, it will designate

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cash and/or liquid securities having an aggregate value at least equal to the full “notional” value of the futures contract thereby insuring that the leveraging effect of such futures contract is minimized in accordance with regulatory requirements.

The Fund can buy and write (sell) options on futures contracts.

Potential Lack of a Liquid Secondary Market.  Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction which requires a secondary market on the exchange on which the position was originally established.  While the Fund will establish a futures or option position only if there appears to be a liquid secondary market, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time.  In such event, it may not be possible to close out a position held by the Fund which could require the Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement or meet ongoing variation margin requirements.  The inability to close out futures or option positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio or the relevant portion thereof.

The trading of futures and options contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Forward Currency Contracts

The Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired.  If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency.  If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency.  In such circumstances, the Fund collateralizes the position by designating cash and/or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.  In the event of rate fluctuations adverse to the Fund’s position, it would lose the premium it paid and transactions costs.  A call written on a foreign currency by the Fund is covered if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration specially designated) upon conversion or exchange of other foreign currency held in its portfolio.

Foreign Futures Contracts and Foreign Options

Participation in foreign futures contracts and foreign options transactions involves the execution and clearing of trades on, or subject to, the rules of a foreign board of trade.  Neither the CFTC, the National Futures Association (“NFA”) nor any domestic exchanges regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions, nor has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws.  Generally, the foreign transaction will be governed by applicable foreign law.  This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market.  Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contracts or foreign options transaction occurs.  Investors that trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA.  In particular, funds received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as funds received for transactions on a U.S. futures exchange.  The price of any

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foreign futures contracts or foreign options contract and therefore the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Additional Restrictions on the Use of Futures and Option Contracts.  CFTC regulations require that to prevent the Fund from being a commodity pool, the Fund enters into all short futures for the purpose of hedging the value of securities held, that all long futures positions either constitute bona fide hedging transactions as defined in such regulations or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained and accrue profits on such positions.  As evidence of its hedging intent, the Fund expects that at least 75% of futures contract purchases will be completed meaning that upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by the Fund in the cash market.  With respect to futures contracts or related options that are entered into for purposes that may be considered speculative, the aggregate initial margin for futures contracts and premiums for options will not exceed 5% of the Fund’s net assets after taking into account realized profits and unrealized losses on such futures contracts.

Forward exchange contracts may be used to protect against uncertainty in the level of future exchange rates.  The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire but it does fix a rate of exchange in advance.  In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold.  Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.  Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.  The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain.  Forward contracts involve the risk that anticipated currency movements will not be accurately predicted causing the Fund to sustain losses on these contracts and transactions costs.

At or before the maturity of a forward exchange contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or, retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract.  The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing.  Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved.  Because such contracts are not traded on an exchange, the adviser or sub-adviser must evaluate the credit and performance risk of each counterparty under a forward contract.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis.  The Fund may convert foreign currency from time to

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time.  Foreign exchange dealers do not charge a fee for conversion but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies.  Thus, a dealer may offer to sell a foreign currency to the Fund at one rate while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Foreign Currency Options

The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market.  A put and call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires.  Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options.  Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options.

Swap Transactions

The interest rate swaps, currency swaps and other types of swap agreements including swaps on securities and indices in which the Fund may invest are described in the Prospectuses.  The Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement.  If on any date amounts are payable in the same currency in respect to one or more swap transactions, the net amount payable on that date in that currency shall be paid.  In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party.  Under such agreements, if there is a default resulting in a loss to one party, the measure of that party’s damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap).  The gains and losses on all swaps are then netted and the result is the counterparty’s gain or loss on termination.  The termination of all swaps and the netting of gains and losses on termination are generally referred to as “aggregation.”

Risks of Investing in Options.   There are several risks associated with transactions in options on securities and indices.  Options may be more volatile than the underlying instruments and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.  There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets causing a given transaction not to achieve its objective.  In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) in which event the secondary market on that exchange (or in that class or series of options) would cease to exist although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.  The extent to which the Fund may enter into options transactions may be limited by the Code requirements for qualification of the Fund as a RIC.  (See “Dividends, Distributions and Taxes.”)

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In addition, foreign option exchanges do not afford participants many of the protections available in U.S. option exchanges.  For example, there may be no daily price fluctuation limits in such exchanges or markets and adverse market movements could therefore continue to an unlimited extent over a period of time.  Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.  Moreover, the Fund as an option writer could lose amounts substantially in excess of its initial investment due to the margin and collateral requirements typically associated with such option writing.  (See “OTC Options.”)

Forward Foreign Currency Contracts

Forward contracts for foreign currency (forward exchange contracts) obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract.  These contracts are generally traded in the interbank market conducted directly between currency traders and their customers.  The Fund may enter into a forward exchange contract in order to “lock in” the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled (a transaction hedge); to lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency.  Forward exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures.  The Fund may also enter into a forward exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated.  This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment.  This technique is referred to as “cross hedging.”  The success of cross hedging is dependent on many factors including the ability of the adviser or sub-adviser to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar.  To the extent that the correlation is not identical, the Fund may experience losses or gains on both the underlying security and the cross currency hedge.

Forward exchange contracts may be used to protect against uncertainty in the level of future exchange rates.  The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire but it does fix a rate of exchange in advance.  In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold.  Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.  Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.  The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain.  Forward contracts involve the risk that anticipated currency movements will not be accurately predicted causing the Fund to sustain losses on these contracts and transactions costs.

At or before the maturity of a forward exchange contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first

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contract.  The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing.  Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved.  Because such contracts are not traded on an exchange, the adviser or sub-adviser must evaluate the credit and performance risk of each counterparty under a forward contract.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis.  The Fund may convert foreign currency from time to time.  Foreign exchange dealers do not charge a fee for conversion, but it does seek to realize a profit based on the difference between the prices at which they buy and sell various currencies.  Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Index-, Currency-, and Equity-Linked Securities

Index-linked notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity.  Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices such as the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”).  At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity.  Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity and/or an interest rate determined by reference to one or more foreign currencies.  Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency or against an index.

Index- and currency-linked securities are derivative instruments that may entail substantial risks.  Such instruments may be subject to significant price volatility.  The company issuing the instrument may fail to pay the amount due on maturity.  The underlying investment or security may not perform as expected by the adviser or sub-adviser.  Markets, underlying securities and indices may move in a direction that was not anticipated by the adviser or sub-adviser.  Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad.  Certain derivative instruments may be illiquid.

Options on Futures

A futures option gives the purchaser the right but not the obligation, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option.  Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position.  In the case of a put option, the converse is true.  A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by the Fund.

Over-the-Counter Options

The staff of the SEC has taken the position that purchased over-the-counter options (“OTC Options”) and the assets used as cover for written OTC Options are illiquid securities.  In connection with these special arrangements, the Fund intends to establish standards for the creditworthiness of the dealers with which it may enter into OTC Option contracts and those standards, as modified from time to time, will be implemented and monitored by the adviser or sub-adviser.  Under these special arrangements, the Fund will enter into contracts

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with dealers that provide that the Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but that in no event will exceed a price determined pursuant to a formula contained in the contract.  Although the specific details of the formula may vary between contracts with different dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option plus the amount, if any, by which the option is “in-the-money.”  The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written “out-of-the-money.”  Strike price refers to the price at which an option will be exercised.  Cover assets refers to the amount of cash or liquid assets that must be segregated to collateralize the value of the futures contracts written by the Fund.  Under such circumstances, the Fund will treat as illiquid that amount of the cover assets equal to the amount by which the formula price for the repurchase of the option is greater than the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is “in-the-money”).  Although each agreement will provide that the Fund’s repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written.  Therefore, the Fund might pay more to repurchase the OTC Option contract than the Fund would pay to close out a similar exchange traded option.

Put and Call Options

A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date).  A put option gives the holder the right to sell and to obligate the writer to purchase a security or financial instrument at a stated price at any time until the expiration date.  The Fund may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with, or directly from, investment dealers meeting the creditworthiness criteria of the adviser or sub-adviser.

The Fund will not write call options on when-issued securities.  The Fund purchases call options primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index.  The Fund may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Fund intends to purchase pending its ability to invest in such securities in an orderly manner.

So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price.  This obligation terminates upon the expiration of the call option, by the exercise of the call option or by entering into an offsetting transaction.

When writing a call option, in return for the premium the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price but conversely retains the risk of loss should the price of the security decline.  If a call option expires unexercised, the writer will realize a gain in the amount of the premium.  However, such gain may be offset by a decline in the market value of the underlying security during the option period.  If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).

The Fund may write calls on futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets in an amount sufficient to cover the underlying obligation in accordance with

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regulatory requirements. The risk involved in writing call options on futures contracts or market indices is that the Fund would not benefit from any increase in value above the exercise price.  Usually, this risk can be eliminated by entering into an offsetting transaction.  However, the cost to do an offsetting transaction and terminate the Fund’s obligation might be more or less than the premium received when it originally wrote the option.  Further, the Fund might occasionally not be able to close the option because of insufficient activity in the options market.

In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold requiring the writer to take delivery of the underlying security against payment of the exercise price.  A writer has no control over when it may be required to purchase the underlying security since it may be assigned an exercise notice at any time prior to the expiration date.  This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

If a put option is sold by the Fund, the Fund will designate liquid securities with a value equal to the exercise price or will hold an offsetting position in accordance with regulatory requirements.  In writing puts, there is the risk that a writer may be required to buy the underlying security at a disadvantageous price.  The premium the writer receives from writing a put option represents a profit as long as the price of the underlying instrument remains above the exercise price.  However, if the put is exercised, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at the exercise price even though the value of the investment may have fallen below the exercise price.  If the put lapses unexercised, the writer realizes a gain in the amount of the premium.  If the put is exercised, the writer may incur a loss equal to the difference between the exercise price and the current market value of the underlying instrument.

The purchase of put options may be used to protect the Fund’s holdings in an underlying security against a substantial decline in market value.  Such protection is, of course, only provided during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price.  By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.  The purchase of put options may also be used by the Fund when it does not hold the underlying security.

The premium received from writing a call or put option or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period and the general interest rate environment. The premium received by the Fund for writing call options will be recorded as a liability in the statement of assets and liabilities of the Fund.  This liability will be adjusted daily to the option’s current market value.  The liability will be extinguished upon expiration of the option, by the exercise of the option or by entering into an offsetting transaction.  Similarly, the premium paid by the Fund when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of the Fund.  This asset will be adjusted daily to the option’s current market value.  The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction or by exercising the option.

Closing transactions will be affected in order to realize a profit on an outstanding call or put option to prevent an underlying security from being called or put or to permit the exchange or tender of the underlying security.  Furthermore, affecting a closing transaction will permit the Fund to write another call option or purchase another put option on the underlying security with either a different exercise price or expiration date or both.  If the Fund desires to sell a particular security from its portfolio on which it has written a call option or purchased a put option, it will seek to effect a closing transaction prior to or concurrently with, the sale of the security.  There is, of course, no assurance that the Fund will be able to affect a closing transaction at a favorable price.  If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold in which case it would continue to be at market risk on the security.  The Fund will pay brokerage commissions in connection with the sale or purchase of options to close out previously

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established option positions.  These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

Stock Index Options

Stock index options include put and call options with respect to the S&P 500® Index and other stock indices.  These may be purchased as a hedge against changes in the values of portfolio securities or securities which the Fund intends to purchase or sell, or to reduce risks inherent in the ongoing management of the Fund.

The distinctive characteristics of options on stock indices create certain risks not found in stock options generally.  Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock.  Accordingly, successful use by the Fund of options on a stock index depends on the adviser or sub-adviser’s ability to predict correctly movements in the direction of the stock market generally.  This requires different skills and techniques than predicting changes in the price of individual stocks.

Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index.  If this happens, the Fund could be unable to close out options which it had purchased and, if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds which could result in substantial losses to the Fund.  The Fund purchases put or call options only with respect to an index which the adviser or sub-adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

Straddles

A straddle, which may be used for hedging purposes, is a combination of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of the Fund’s overall position.  A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price in order to reduce the risk of the written covered call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Warrants

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend.  Investments in warrants involve certain risks including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised resulting in a loss of the Fund’s entire investment therein).

Other Investment Companies

An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them.  Examples include face-amount certificate companies, unit investment trusts and management companies.  When the Fund invests in other investment companies, shareholders of the Fund bear their proportionate share of the underlying investment companies’ fees and expenses.

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Exchange-Traded Funds

Exchange-Traded Funds (“ETFs”) are investment companies whose goal is to track or replicate a desired index such as a sector, market or global segment.  ETFs are traded on exchanges and are traded similar to a publicly traded company.  Similarly, the risks and costs are similar to that of a publicly traded company.  The goal of an ETF is to correspond generally to the price and yield performance before fees and expenses of its underlying index.  The risk of not correlating to the index is an additional risk to the investors of ETFs.  Because ETFs trade on an exchange, they may not trade at NAV.  Sometimes the prices of ETFs may vary significantly from the NAVs of the ETFs’ underlying securities.  Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, when the Fund invests in ETFs, shareholders of the Fund bear their proportionate share of the underlying ETFs’ fees and expenses.

Holding Company Depositary Receipts

Holding Company Depositary Receipts (“HOLDRs”)  are trust-issued receipts that represent the Fund’s beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock.  For example, the Fund’s investments will decline in value if the underlying stocks decline in value.  Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially causing the HOLDRs to be less diverse and creating more risk.

Private Funds

U.S. or foreign private limited partnerships or other investment funds are referred to as Private Funds.  Investments in Private Funds may be highly speculative and volatile.  Because Private Funds are generally investment companies for purposes of the 1940 Act, or would be but for the exemptions provided in sections 3(c)(1) or 3(c)(7) of the 1940 Act, the Fund’s ability to invest in them will be limited.  In addition, the Fund’s shareholders will remain subject to the Fund’s expenses while also bearing their pro rata share of the operating expenses of the Private Funds.  The ability of the Fund to dispose of interests in Private Funds is very limited and involves risks including loss of the Fund’s entire investment in the Private Fund.

Private investment funds include a variety of pooled investments.  Generally, these pooled investments are structured as a trust, a special purpose vehicle, and are exempted from registration under the 1940 Act.  As an investor, the Fund owns a proportionate share of the trust.  Typically, the trust does not employ a professional investment manager.  Instead, the pooled investment tracks some index by investing in the issuers or securities that comprise the index.  The Fund receives a stream of cash flows in the form of interest payments from the underlying assets or the proceeds from the sale of the underlying assets in the event those underlying assets are sold.  However, some pooled investments may not dispose of the underlying securities regardless of the adverse events affecting the issuers depending on the investment strategy utilized.  In this type of strategy, the pooled investment continues to hold the underlying securities as long as the issuers or securities remain members of the tracked index.

The pooled investments allow the Fund to synchronize the receipt of interest and principal payments and also, diversify some of the risks involved with investing in fixed-income securities.  Because the trust holds securities of many issuers, the default of a few issuers would not impact the Fund significantly.  However, the Fund bears any expenses incurred by the trust.  In addition, the Fund assumes the liquidity risks generally associated the privately offered pooled investments.

Pooled investments that are structured as a trust contain many similarities to Private Funds that are structured as limited partnerships.  The primary difference between the trust and the limited partnership structure is the redemption of the ownership interests.  Typically, the ownership interests in a typical Private Fund are redeemable only by the general partners and thus, are restricted from transferring from one party to another.  Conversely, the ownership interests in the trust are generally not redeemable by the trust except under certain

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circumstances and are transferable among the general public for publicly offered securities and “qualified purchasers” or “qualified institutional buyers” for privately offered securities.

The Fund cannot assure that it can achieve better results by investing in a pooled investment versus investing directly in the individual underlying assets.

Private investment funds also include investments in certain structured securities.  Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References.  The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference.  The terms of structured securities may provide that, under certain circumstances, no principal is due at maturity and therefore may result in the loss of the Fund’s investment.  Structured securities may be positively or negatively indexed so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity.  In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference.  Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations.  Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex fixed-income investments.

Real Estate Securities

Investments in real estate securities include interests in real estate investment trusts (“REITs”), real estate development, real estate operating companies (“REOCs”) and companies engaged in other real estate related businesses.  REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate.  A REIT may focus on a particular project such as apartment complexes, or geographic region such as the Northeastern United States, or both.  A REOC is a company that derives at least 50% of its gross revenues or net profits from either: (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate; or (2) products or services related to the real estate industry such as building supplies or mortgage servicing.

Risks of real estate securities include those risks that are more closely associated with investing in real estate directly than with investing in the stock market generally.  Those risks include: periodic declines in the value of real estate generally, or in the rents and other income generated by real estate; periodic over-building which creates gluts in the market; changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

Restricted and Illiquid Securities

Generally, a security is considered illiquid if it cannot be disposed of within seven days.  Its illiquidity might prevent the sale of such a security at a time when the adviser or sub-adviser might wish to sell and these securities could have the affect of decreasing the overall level of the Fund’s liquidity.  Further, the lack of an established secondary market may make it more difficult to value illiquid securities requiring the Fund to rely on judgments that may be somewhat subjective in determining value which could vary from the amount that the Fund could realize upon disposition.

Because of the nature of these securities, a considerable period of time may elapse between the Fund’s decision to dispose of these securities and the time when the Fund is able to dispose of them during which time the value of the securities could decline.  The expenses of registering restricted securities (excluding securities that may be resold by pursuant to Rule 144A under the 1933 Act) may be negotiated at the time such securities are purchased by the Fund.  When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when the Fund would be permitted to

39

sell them.  Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell.  The Fund may also acquire securities through private placements.  Such securities may have contractual restrictions on their resale which might prevent their resale by the Fund at a time when such resale would be desirable.  Securities that are not readily marketable will be valued by the Fund in good faith pursuant to procedures adopted by the Board.

Restricted securities, including private placements, are subject to legal or contractual restrictions on resale.  They can be eligible for purchase without SEC registration by certain institutional investors known as “qualified institutional buyers” and, under the Fund’s procedures, restricted securities could be treated as liquid.  However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.

To Be Announced Sale Commitments

To Be Announced (“TBA”) sale commitments  involve commitments where the unit price and the estimated principal amount are established upon entering into the contract with the actual principal amount being within a specified range of the estimate.  The Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements.  Proceeds of TBA sale commitments are not received until the contractual settlement date.  During the time a TBA sale commitment is outstanding, the Fund will maintain in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price.  Unsettled TBA sale commitments are valued at current market value of the underlying securities.  If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security.  If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Trust-Preferred Securities

Trust-preferred securities, also known as trust-issued securities, are those that have the characteristics of both debt and equity instruments.  Generally, trust-preferred securities are cumulative preferred stock issued by a trust that is wholly-owned by a financial institution, usually a bank holding company.  The financial institution creates the trust and will subsequently own the trust’s common securities, which represents 3.00% of the trust’s assets.

The remaining 97% consists of subordinated debts, which are then sold to investors.  The trust uses the sale proceeds to purchase a subordinated debt issued by the financial institution.  The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt.  The trust will use the funds received to make dividend payments to the holders of the trust-preferred securities.  The primary advantage for this particular structure is that the trust-preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the purpose of calculation capital requirements.

In certain instances, this structure involves more than one financial institution and accordingly, more than one trust.  In this pooled offering, a separate trust is created that issues securities to investors and uses the proceeds to purchase the trust-preferred securities issued by the special-purpose trust subsidiaries of the participating financial institutions.  Therefore, the trust-preferred securities held by investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks of the trust-preferred securities, the adviser or sub-adviser evaluates the financial condition of the financial institution as the trust typically has no business operations other than to issue the trust-preferred securities.  If the financial institution is unsound and defaults on interest payments to the trust, the trust will not be able to make dividend payments to the Fund.

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INVESTMENT TECHNIQUES

Borrowing

The Fund may borrow from banks.  If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off.  If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.  Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise even if such liquidations of the Fund’s holdings may be disadvantageous from an investment standpoint.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund’s NAV and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Lending of Fund Securities

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities provided that the value of the loaned securities does not exceed 33 1/3% of the Fund’s total assets.  No lending may be made to any companies affiliated with the adviser.  These loans earn income for the Fund and are collateralized by cash, securities or letters of credit.  The Fund might experience a loss if the financial institution defaults on the loan.  The Fund seeks to mitigate this risk through contracted indemnification upon default.

The borrower, at all times during the loan, must maintain with the Fund cash or cash equivalent collateral or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned.  During the time portfolio securities are on loan, the borrower pays the Fund any interest paid on such securities and the Fund may invest the cash collateral and earn additional income or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit.  Loans are subject to termination at the option of the Fund or the borrower at any time.  The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.  There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.  Engaging in securities lending could have a leveraging effect which may intensify the market risk, credit risk and other risks associated with investments in the Fund.  When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities.  The Fund could incur losses in connection with the investment of such cash collateral.

Repurchase Agreements

Repurchase agreements may be considered to be loans by the Fund for purposes of the 1940 Act.  Each repurchase agreement must be collateraltized fully in accordance with the provisions of Rule 5b-3 under the 1940 Act at all times.  Pursuant to such repurchase agreements, the Fund acquires securities from financial institutions such as brokers, dealers and banks subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price.  The term of such an agreement is generally quite short, possibly overnight or for a few days although it may extend over a number of months (up to one year) from the date of delivery.  The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the

41

underlying portfolio security).  The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of the collateral is at least equal to the value of the loan including the accrued interest thereon and the adviser or sub-adviser will monitor the value of the collateral.  Securities subject to repurchase agreements will be held by the custodian or in the Federal Reserve/U.S. Treasury Book-Entry System or an equivalent foreign system.  If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement.  Bankruptcy or insolvency of such a defaulting seller may cause the Fund’s rights with respect to such securities to be delayed or limited.  Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of the Fund.

Reverse Repurchase Agreements and Dollar Roll Transactions

Reverse repurchase agreement transactions involve the sale of U.S. government securities held by the Fund with an agreement that the Fund will repurchase such securities at an agreed-upon price and date.  The Fund will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions.  At the time it enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account cash and/or liquid assets having a dollar value equal to the repurchase price.  Reverse repurchase agreements are considered to be borrowings under the 1940 Act.  Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of the Fund’s total assets.  Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise even if such liquidations of the Fund’s holdings may be disadvantageous from an investment standpoint.  Leveraging by means of borrowing may exaggerate the affect of any increase or decrease in the value of portfolio securities or the Fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

In order to enhance portfolio returns and manage prepayment risks, the Fund may engage in dollar roll transactions.  In a dollar roll transaction, the Fund sells a mortgage security held in the portfolio to a financial institution such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price.  The mortgage securities that are repurchased will bear the same interest rate as those sold but generally will be collateralized by different pools of mortgages with different prepayment histories.  During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold.  Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security.  When the Fund enters into a dollar roll transaction cash and/or liquid assets of the Fund in a dollar amount sufficient to make payment for the obligations to be repurchased are segregated with its custodian at the trade date.  These securities are marked daily and are maintained until the transaction is settled.

Whether a reverse repurchase agreement or dollar roll transaction produces a gain for the Fund depends upon the “costs of the agreements” (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or “substantially the same” security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security.  If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then the Fund’s NAV will increase faster than otherwise would be the case.  Conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, the NAV will decline faster than otherwise would be the case.  Reverse repurchase agreements and dollar roll transactions, as leveraging techniques, may increase the Fund’s yield in the manner described above.  However, such transactions also increase the Fund’s risk to capital and may result in a shareholder’s loss of principal.

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Securities, Interest Rate and Currency Swaps

Interest rate swaps, currency swaps and other types of swap agreements including swaps on securities and indices in which the Fund may invest are described in the Prospectuses.  The Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement.  If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid.  In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party.  Under such agreements, if there is a default resulting in a loss to one party, the measure of that party’s damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the marked-to-market value at the time of the termination of each swap).  The gains and losses on all swaps are then netted and the result is the counterparty’s gain or loss on termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as “aggregation.”

Short Sales

The Fund may make a short sale of securities it already owns or have the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales against the box). In a short sale that is not against the box, the Fund sells a security which it does not own in anticipation of a decline in the market value of the security.  To complete the sale, the Fund must borrow the security generally from the broker through which the short sale is made in order to make delivery to the buyer.  The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement.  The Fund is said to have a “short position” in the securities sold until it delivers them to the broker.  The period during which the Fund has a short position can range from one day to more than a year.  Until the Fund replaces the security, the proceeds of the short sale are retained by the broker and the Fund must pay to the broker a negotiated portion of any dividends or interest which accrues during the period of the loan.  To meet current margin requirements, the Fund must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within ninety (90) days without restriction other than the payment of money).

Short sales by the Fund that are not made against the box create opportunities to increase the Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique.  Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value and to decrease more when the securities it has sold short increase in value than would otherwise be the case if it had not engaged in such short sales.  The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale.  Short sales theoretically involve unlimited loss potential as the market price of securities sold short may continually increase although the Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly.  Under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If a Fund made a short sale against the box, the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale.  The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale.  To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities.  The Fund

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can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into securities sold short.

A Fund’s decision to make a short sale against the box may be a technique to hedge against market risks when the investment adviser or sub-adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security.  In such case, any future losses in the Fund’s long position would be reduced by a gain in the short position.  The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Funds owns convertible securities, changes in the investment values or conversion premiums of such securities.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act unless the sale is against the box and the securities sold short are placed in a segregated account (not with the broker) or unless the Fund’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale) which difference is adjusted daily for changes in the value of the securities sold short.  The total value of the cash, U.S. government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.  The Fund will comply with these requirements.  In addition, as a matter of policy, the Fund’s Board has determined that it will not make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Fund’s total assets, taken at market value.

The extent to which the Fund may enter into short sales transactions may be limited by the Code requirements for qualification of the Fund as a RIC.  (See “Dividends, Distributions and Taxes.”)

Temporary Defensive and Short-term Positions

The Fund may invest in short-term, high-quality debt instruments and in U.S. government securities for the following purposes:  (i) to meet anticipated day-to-day operating expenses; (ii) to invest cash flow pending the adviser’s or sub-adviser’s determination to do so within the investment guidelines and policies of the Fund; (iii) to permit the Fund to meet redemption requests; and (iv) to take a temporary defensive position.

Although it is expected that the Fund will normally be invested consistent with its investment objectives and policies, the short-term instruments in which the Fund may invest for temporary defensive purposes include: (i) short-term obligations of the U.S. government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper including master notes; (iv) bank obligations including certificates of deposit, time deposits and bankers’ acceptances; and (v) repurchase agreements.  The Fund will invest in short-term instruments that do not have a maturity of greater than one year.

When-Issued Securities and Delayed-Delivery Securities

In order to secure prices or yields deemed advantageous at the time, the Fund may purchase or sell securities on a when-issued or a delayed-delivery basis, generally 15 to 45 days after the commitment is made.  The Fund may also enter into forward commitments.  The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage.  In such transactions, delivery of the securities occurs beyond the normal settlement periods but no payment or delivery is made by and no interest accrues to the Fund prior to the actual delivery or payment by the other party to the transaction.  Due to

44

fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers.  Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself.  The Fund will establish a segregated account with the custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be marked-to-market daily.  The Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities but the Fund may sell these securities before the settlement date if deemed an advisable investment strategy.  In these cases, the Fund may realize a capital gain or loss.  When the Fund engages in when-issued, forward commitment, and delayed delivery transactions, it relies on the other party to consummate the trade.  Failure to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

When the time comes to pay for the securities acquired on a delayed delivery basis, the Fund will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund’s payment obligation).  Depending on market conditions, the Fund could experience fluctuations in share price as a result of delayed-delivery or when-issued purchases.

INVESTMENT RESTRICTIONS

All percentage limitations set forth below apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the relevant portfolio.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The investment objective of the Fund is not fundamental and may be changed by the Board. The Fund has adopted the following investment restrictions as fundamental policies which mean they cannot be changed without the approval of the holders of a “majority” of the Fund’s outstanding voting securities as that term is defined in the 1940 Act.  The term “majority” is defined in the 1940 Act as the lesser of: (1) 67% or more of the Fund’s shares present at a meeting of shareholders at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy; or (2) more than 50% of the Fund’s outstanding voting securities.

As a matter of fundamental policy the Fund may not:

1.                                       purchase securities of any issuer if, as a result, with respect to 75% of the Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Fund’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities or other registered management investment companies;

2.                                       purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, or tax exempt securities issued by any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more registered management investment companies to the extent permitted

45

by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund;

3.                                       make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relieve obtained by the Fund;

4.                                       issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund;

5.                                       purchase or sell real estate, except that the Fund may: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

6.                                       purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).  This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts;

7.                                       borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Fund; or

8.                                       underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a Fund security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective.  This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.

With respect to fundamental policy number (2), industry classifications are determined in accordance with the classifications established by the Global Industrial Classification Standards or Standard Industrial Classification (“SIC”).  The adviser or sub-adviser believes that the industry characteristics it has selected are reasonable and not so broad that the primary economic characteristics of the companies in a single class are materially different.  Industry classifications may be changed from time to time to reflect changes in the market place.

NON-FUNDAMENTAL INVESTMENT POLICIES

The Board has adopted the following non-fundamental investment restrictions which may be changed by the Board and without shareholder vote.  The Fund will not:

1.             invest in companies for the purpose of exercising control or management;

2.                                       purchase interests in oil, gas or other mineral exploration programs.  However, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals;

3.                                       invest more than 15% of its net assets in illiquid securities.  Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price.  Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days.  Securities that may be resold under Rule 144A under the 1933 Act, or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered.  The adviser or

46

sub-adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors; or

4.                                       invest more than 15% of the total value of its assets in high-yield bonds (securities rated below BBB- by S&P or Baa3 by Moody’s or, if unrated, considered by the adviser or sub-adviser to be of comparable quality).

The Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies in the science and global technology sectors in a number of countries outside the United States.  The Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior notice of any change in such investment policy.  If subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

PORTFOLIO TURNOVER

A change in securities held in the portfolio of the Fund is known as “portfolio turnover” and may involve the payment by the Fund of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities.  Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average value of portfolio securities during such year all excluding securities whose maturities at acquisition were one year or less.  The Fund cannot accurately predict its turnover rate, however, the rate will be higher when the Fund finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events.  A high turnover rate would increase expenses and may involve realization of capital gains by the Fund.  The Fund’s historical turnover rates are included in the Financial Highlights tables in the Prospectuses.

The Fund’s portfolio turnover rate decreased from 140% in 2006 to 87% in 2007.  This decrease was predominately due to overall market dynamics and company specific buy/sell decisions.

DISCLOSURE OF THE FUND’S PORTFOLIO SECURITIES

The Fund is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis.   This schedule is filed with the Fund’s annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, the Fund posts its portfolio holdings schedule on ING’s website on a calendar-quarter basis and it is available 30 calendar days following the previous calendar quarter.  The portfolio holdings schedule is as of the last day of the previous calendar quarter (i.e., the Fund will post the quarter-ending June 30 holdings on July 31).  The Fund may also post its complete or partial portfolio holdings on its website as of a specified date.

The Fund also compiles a list composed of its ten largest holdings (“Top Ten”).  This information is produced monthly and is made available on ING’s website on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Fund’s shares and most third parties may receive the Fund’s annual or semi-annual shareholder reports, or view on ING’s website, the Fund’s portfolio holdings schedule.  The Top Ten list also is provided in quarterly Fund descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING’s website, the Fund may provide its portfolio holdings to certain

47

unaffiliated third parties and affiliates when the Fund has a legitimate business purpose for doing so.  Unless otherwise noted below, the Fund’s disclosure of its portfolio holdings will be on an as-needed basis with no lag time between the date of which the information is requested and the date the information is provided.   Specifically, the Fund’s disclosure of its portfolio holdings may include disclosure:

•                  to the Fund’s independent registered public accounting firm, named herein, for use in providing audit opinions;

•                  to financial printers for the purpose of preparing Fund regulatory filings;

•                  for the purpose of due diligence regarding a merger or acquisition;

•                  to a new adviser or sub-adviser prior to the commencement of its management of the Fund;

•                  to rating and ranking agencies such as Bloomberg, Morningstar, Lipper and S&P’s (such agencies may receive more data from the Fund than is posted on the Fund’s website);

•                  to consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Fund;

•                  to service providers such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Fund;

•                  to a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Fund shareholders; or

•                  to certain third parties, on a weekly basis with no lag time, that have financed the Fund’s Class B shares.

In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality including a duty not to trade on such information.

The Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Fund’s portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of the Fund’s shareholders, on the one hand, and those of the Fund’s adviser, sub-adviser, principal underwriter or any affiliated person of the Fund, its adviser or its principal underwriter on the other.  Such Policies authorize the Fund’s administrator to implement the Board’s Policies and direct the administrator to document the expected benefit to shareholders.  Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Fund’s shareholders.  Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the adviser, sub-adviser, principal underwriter and their affiliates.  The Board has authorized the senior officers of the Fund’s administrator to authorize the release of the Fund’s portfolio holdings as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies.  The Fund’s administrator reports quarterly to the Board regarding the implementation of the Policies.

The Fund has the following ongoing arrangements with certain third parties to provide the Fund’s full portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
Societe Generale Constellation	Class B shares financing	Weekly	None
ISS Governance Services, a unit of Risk Metrics Group, Inc.	Proxy Voting & Class Action Services	Daily	None
Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Fund and its shareholders.  The Board must approve any material change to the Policies.  The Policies may not be waived, or exceptions made,

48

without the consent of ING’s Legal Department.  All waivers and exceptions involving the Fund will be disclosed to the Board no later than its next regularly scheduled quarterly meeting.  No compensation or other consideration may be received by the Fund, the adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

49

MANAGEMENT OF THE COMPANY

Set forth in the table below is information about each Director of the Company.

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) during the Past 5 Years	Number of Funds in Fund Complex overseen by Director(2)	Other Board Memberships held by Director
Directors who are not “Interested Persons”
Dr. Albert E. DePrince, Jr. 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 67	Director	June 1998 –Present	Professor of Economics and Finance, Middle Tennessee State University (August 1991 – Present).	[ ]	Academy of Economics and Finance (February 2002 – Present).
Sidney Koch 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 73	Director	April 1994 – Present	Retired Self-Employed Consultant (June 2000 – Present).	[ ]	None.
Dr. Corine T. Norgaard 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 71	Director	June 1991– Present	Retired. Formerly, President, Thompson Enterprises (September 2004 –September 2005); and Dean of the Barney School of Business, University of Hartford, (August 1996 – June 2004).	[ ]

MassMutual Corporate Investors and MassMutual Participation Investors (April 1997 – Present); MassMutual Premier Funds (December 2004 – Present); and MML Series Investment Funds II (December 2005 – Present).

Joseph E. Obermeyer 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 50	Director	January 2003 – Present	President, Obermeyer & Associates, Inc. (November 1999 – Present).	[ ]	None.
Russell H. Jones 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 64	Director	December 2007 – Present	Retired. Formerly, Senior Vice President, Chief Investment Officer and Treasurer, Kaman Corporation (April 1973-March 2008).	[ ]	None.

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Directors who are “Interested Persons”
Shaun Mathews(3)(4) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Director	December 2007 - Present

President and Chief Executive Officer, ING Investments, LLC (November 2006-Present). Formerly, President of ING Mutual Funds and Investment Products (November 2004-November 2006) Chief Marketing Officer, ING USFS (April 2002-October 2004); and Head of Rollover/Payout (October 2001-December 2003).

[ ]

ING Services Holding Company, Inc. (May 2000-Present); Southland Life Insurance Company (June 2002-Present); and ING Capital Corporation, LLC, ING Funds Distributor, LLC(5), ING Funds Services, LLC(6), ING Investments, LLC; and ING Pilgrim Funding, Inc. (December  2006-Present).

Fredric (Rick) A. Nelson III (3) 230 Park Avenue 13th Floor New York, NY 10169 Age: 51	Director	December 2007 - Present	Chief Investment Officer, ING (April 2003 – Present).	[ ]	None.

(1)                      Directors serve until their successors are duly elected and qualified.

(2)                      For the purposes of this table, “Fund Complex” mean the following investment companies:  ING Series Fund, Inc.; ING Strategic Allocation Portfolios, Inc.; ING Variable Funds; ING VP Balanced Portfolio, Inc.; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio.  The number of Funds in the Fund Complex is as of January 31, 2008.

(3)                      “Interested person” of the Company, as defined in the 1940 Act, is such because of a relationship with ING Groep N.V., the parent corporation of the adviser of the Fund, ING Investments, LLC, and the Distributor, ING Funds Distributor, LLC.

(4)                      Mr. Mathews, is also a director of the following investment companies: ING Asia Pacific High Dividend Equity Income Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING International High Dividend Equity Income Fund; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Variable Insurance Trust; ING Variable Products Trust; and ING Partners, Inc.  Therefore, for the purposes of this table with reference to Mr. Mathews, “Fund Complex” includes these investment companies.

(5)                      ING Funds Distributor, LLC is the successor in interest to ING Funds Distributor, Inc. which was previously known as ING Pilgrim Securities, Inc. and before that was known as Pilgrim Securities.

(6)                      Directed Services LLC is the successor in interest to Directed Services, Inc.

Officers

Information about the Fund’s Officers are set forth in the table below:

Name, Address and Age	Positions Held with the Company	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Shaun P. Mathews 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 53	President and Chief Executive Officer	December 2006 – Present

President and Chief Executive Officer, ING Investments, LLC (2) (November 2006 – Present). Formerly, Head of ING USFS Mutual Funds and Investment Products (October 2004 – November 2006); Chief Marketing Officer, ING USFS (April 2002 – October 2004) and Head of Rollover/Payout (October 2001 – December 2003).

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Name, Address and Age	Positions Held with the Company	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Michael J. Roland 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 50	Executive Vice President	April 2002 – Present

Head of Mutual Fund Platform (February 2007 - Present) and Executive Vice President, ING Investments, LLC(2)  and ING Funds Services, LLC (3) (December 2001 – Present). Formerly, Head of Product Management (January 2005 - January 2007); Chief Compliance Officer, ING Investments, LLC(2), and Directed Services LLC(5) (October 2004 – December 2005); and Chief Financial Officer and Treasurer, ING Investments, LLC(2) (December 2001 – March 2005).

Stanley D. Vyner 230 Park Avenue New York, NY 10169 Age: 58	Executive Vice President	March 2002 – Present	Executive Vice President, ING Investments, LLC(2) (July 2000 – Present) and Chief Investment Risk Officer, ING Investments, LLC(2) (January 2003 – Present).
Joseph M. O’Donnell 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 53	Executive Vice President Chief Compliance Officer	March 2006 – Present November 2004 – Present

Chief Compliance Officer of the ING Funds (November 2004 – Present) and Executive Vice President of the ING Funds (March 2006 – Present). Formerly, Chief Compliance Officer of ING Investments, LLC(2)  (March 2006 – July 2008); Investment Advisor Chief Compliance Officer, Directed Services LLC(5) (March 2006 – July 2008) ING Life Insurance and Annuity Company (March 2006 – December 2006); and Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 – October 2004).

Todd Modic 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 40	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 – Present	Senior Vice President, ING Funds Services, LLC(3) (March 2005 – Present). Formerly, Vice President, ING Funds Services, LLC(3) (September 2002 – March 2005) .
Kimberly A. Anderson 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 44	Senior Vice President	December 2003 – Present	Senior Vice President, ING Investments, LLC(2) (October 2003 – Present).
Ernest J. C’DeBaca 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 39	Senior Vice President	June 2006 – Present

Chief Compliance Officer, ING Investments, LLC(2)(July 2008 – Present);  Investment Advisor Chief Compliance Officer, Directed Services LLC(5) (July 2008 – Present); Head of Retail Compliance, ING Funds Distributor, LLC(4) and ING Funds Services, LLC(3), (July 2008 – Present); and Senior Vice President, ING Investments, LLC(2) (December 2006 – Present),  ING Funds Services, LLC(3) (April 2006 – Present), ING Funds Distributor, LLC(4) (July 2008 – Present), and Directed Services LLC(6) (July 2008 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (January 2004 – March 2006) and Attorney-Adviser, U.S. Securities and Exchange Commission (May 2001 – December 2003).

Robert Terris 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 37	Senior Vice President	June 2006 – Present	Senior Vice President, Head of Division Operations, ING Funds Services LLC (May 2006-Present). Formerly, Vice President of Administration, ING Funds Services, LLC(3) (October 2001 – March 2006).

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Name, Address and Age	Positions Held with the Company	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Robyn L. Ichilov 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 40	Vice President and Treasurer	March 2002 – Present	Vice President and Treasurer, ING Funds Services, LLC(3) (October 2001 – Present) and ING Investments, LLC(2) (August 1997 – Present).
Lauren D. Bensinger 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	Vice President	March 2003 – Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(4) (August 1995 – Present); Vice President ING Investments, LLC and ING Funds Services, LLC(3)  (February 1996 – Present); and Director of Compliance, ING Investments, LLC(2) (October 2004 – Present). Formerly, Chief Compliance Officer, ING Investments, LLC(2) (October 2001 – October 2004).

Maria M. Anderson 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 49	Vice President	September 2004 – Present	Vice President, ING Funds Services, LLC(3) (September 2004 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (October 2001 – September 2004).
William Evans 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 36	Vice President	December 2007 - Present

Vice President, Head of Mutual Fund Advisory Group (April 2007-Present). Formerly, Vice President, U.S. Mutual Funds and Investment Products (May 2005-April 2007) and Senior Fund Analyst, U.S. Mutual Funds and Investment Products (May 2002-May 2005).

Denise Lewis 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 44	Vice President	April 2007 - Present	Vice President, ING Funds Services, LLC(3) (December 2006 - Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 - December 2006).
Kimberly K. Springer 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 51	Vice President	March 2006 – Present

Vice President, ING Funds Services, LLC(3) (March 2006 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3)  (August 2004–March 2006); Manager, Registration Statements, ING Funds Services, LLC(3) (May 2003 – August 2004).

Susan P. Kinens 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 31	Assistant Vice President	March 2003 – Present	Assistant Vice President, ING Funds Services, LLC(3) (December 2002 – Present).
Craig Wheeler 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 39	Assistant Vice President	June 2008 - Present

Assistant Vice President – Director of Tax, ING Funds Services(3) (March 2008 – Present). Formerly, Tax Manager, ING Funds Services(3) (March 2005 – March 2008); Tax Senior, ING Funds Services(3) (January 2004 – March 2005) and Tax Senior, KPMG LLP (August 2002 – December 2003).

Theresa K. Kelety 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 45	Secretary	September 2003 – Present	Senior Counsel, ING Americas, U.S. Legal Services (April 2008 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (April 2003 – April 2008).
Huey P. Falgout, Jr. 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 45	Assistant Secretary	September 2003 – Present

Chief Counsel, ING Americas, U.S. Legal Services (September 2003 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (November 2002 – September 2003); and Associate General Counsel, AIG American General (January 1999 – November 2002).

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Name, Address and Age	Positions Held with the Company	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Kathleen Nichols 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 33	Assistant Secretary	June 2008 - Present	Counsel, ING Americas, U.S. Legal Services (February 2008 – Present). Formerly, Associate, Ropes & Gray LLP (September 2005 – February 2008).

(1)          The officers hold office until the next annual meeting of the Directors and until their successors shall have been elected and qualified.

(2)          ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the successor in interest to ING Pilgrim Investments, Inc. which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3)          ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc. which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)          ING Funds Distributor, LLC is the successor in interest to ING Funds Distributor, Inc. which was previously known as ING Pilgrim Securities, Inc. and before that was known as Pilgrim Securities.

(5)          Directed Services LLC is the successor in interest to Directed Services, Inc.

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Board

The Board governs the Fund and is responsible for protecting the interests of shareholders.  The Board is comprised of experienced executives who oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund and review the Fund’s performance.

Frequency of Board Meetings

The Board currently conducts regular meetings four (4) times a year.  The Audit Committee also meets regularly four (4) times per year and the remaining Committees meet as needed.  In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.  Each Committee listed below operates pursuant to a Charter approved by the Board.

Committees

The Board has established an Audit Committee whose functions include, among other things, meeting with the independent registered public accounting firm of the Fund to review the scope of the Fund’s audit, its financial statements and interim accounting controls, and to meet with management concerning these matters.  The Audit Committee currently consists of five (5) Independent Directors.  The following Directors serve as members of the Audit Committee:,Dr. DePrince, Mr. Koch, Dr. Norgaard, Mr. Obermeyer, and Mr. Jones.  Mr. Obermeyer currently serves as Chairperson and Dr. Norgaard currently serves as Vice Chairperson of the Audit Committee.  The Audit Committee held [   ] (      ) meetings during the fiscal year ended October 31, 2008.

The Board has established a Contracts Committee whose function is to consider, evaluate and make recommendations to the full Board concerning contractual arrangements with service providers to the Fund and all other matters in which the investment adviser or any affiliated entity has an actual or potential conflict of interest with the Fund or its shareholders.  The Contracts Committee currently consists of five (5) Independent Directors.  The following Directors serve as members of the Contracts Committee:  Dr. DePrince, Mr. Koch, Dr. Norgaard, Mr. Obermeyer, and Mr. Jones.  Mr. Koch currently serves as Chairperson and Dr. DePrince currently serves as Vice Chairperson of the Contracts Committee.  The Contracts Committee held five (      ) meetings during the fiscal year ended October 31, 2008.

The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board.  The Nominating Committee currently consists of five (5) Independent Directors.  The following Directors serve as members of the Nominating Committee: Dr. DePrince, Mr. Koch, Dr. Norgaard, Mr. Obermeyer, and Mr. Jones.  Dr. DePrince currently serves as Chairperson and there is no Vice Chairperson of the Nominating Committee.   The Nominating Committee is willing to consider nominations for vacancies received by shareholders and will access nominees in the same manner as it reviews its own nominees.  Shareholders wishing to submit a nomination for Director at an annual or special meeting of shareholders must provide such recommendation in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to the Fund) in writing to the Nominating Committee, c/o the Secretary of the Funds, ING Series Fund, Inc., 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.  Any recommendation made by a shareholder must contain sufficient information for the Nominating Committee to make an assessment of the candidate’s suitability for the position of Independent Director.  The Nominating Committee held (   ) (   ) meetings during the fiscal year ended October 31, 2008.

The Board has established a Valuation Committee for the purpose of approving fair value determinations at the time they are being considered by management.  The Valuation Committee currently consists of five (5) Independent Directors and two (2) Directos who are “interested persons,”  as defined in the 1940 Act.  The following Directors serve as members of the Valuation Committee:  Dr. DePrince, Mr. Koch, Dr. Norgaard,

55

Mr. Obermeyer, Mr. Jones, Mr. Mathews, and Mr. Nelson.  There is not an elected Chairperson or Vice Chairperson of the Valuation Committee.  The Valuation Committee held (   ) meetings during the fiscal year ended October 31, 2008.

The Board has established a Compliance Committee for the purposes of (1) providing oversight with respect to compliance by the Fund and its service providers with applicable laws, regulations and internal policies and procedures affecting the operations of the Fund; and (2) to serve as a committee and in such capacity to receive, retain and act upon reports of evidence of possible material violations of applicable U.S. federal or state securities laws and breaches of fiduciary duty arising under U.S. federal or state securities laws.  The Compliance Committee currently consists five (Independent Directors.  The following Directors serve as members of the Compliance Committee: Dr. DePrince, Mr. Koch, Dr. Norgaard, Mr. Obermeyer, and Mr. Jones. Dr. Norgaard currently serves as Chairperson and Mr. Obermeyer currently serves as Vice Chairperson of the Compliance Committee.  The Compliance Committee meets as needed.  The Compliance Committee held  (      ) meetings during the fiscal year ended October 31, 2008.

Director Ownership of Securities

Set forth below is the dollar range of equity securities owned by each Director as of December 31, 2008.

Name of Director	Dollar Range of Shares in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies
Independent Directors
Albert E. DePrince, Jr.	None	Over $100,000(1)
Sidney Koch	None	Over $100,000
Corine T. Norgaard	None	Over $100,000
Joseph E. Obermeyer	None	Over $100,000 (1)
Russell H. Jones(2)	None	$10,000-$50,000(1)
Interested Directors
Shaun Mathews(2)	$1-$10,000(1)	Over $100,000(1)
Rick Nelson(2)	None	Over $100,000(1)

(1)                                  Includes the value of shares in which the Director has an indirect interest through a Deferred Compensation Plan.

(2)                                  Messrs. Jones, Mathews and Nelson commenced services as Directors effective December 19, 2007.

Independent Director Ownership of Securities

Set forth in the table below is information regarding each Independent Director’s (and his or her immediate family members) share ownership in securities of the Fund’s adviser or principal underwriter and the ownership of securities in any entity controlling, controlled by or under common control with ING Investments or principal underwriter of the Fund (not including registered investment companies) as of December 31, 2008.

Name of Director	Name of Owners and Relationship to Director	Company	Title of Class	Value of Securities	Percentage of Class
Albert E. DePrince, Jr.	N/A	N/A	N/A	$—	N/A
Sidney Koch	N/A	N/A	N/A	$—	N/A
Corine T. Norgaard	N/A	N/A	N/A	$—	N/A
Joseph Obermeyer	N/A	N/A	N/A	$—	N/A
Russell H. Jones (1)	N/A	N/A	N/A	$—	N/A

(1)     Mr. Jones commenced services as Director effective December 19, 2007.

Compensation of Directors

For service on the Board and the boards of other investment companies in the ING Board Complex, each Independent Director who is not an “interested person” of ING is entitled to receive (i) an annual retainer of

56

$66,000, payable in equal quarterly installments; (ii) $7,500 per meeting for each Board meeting in which the Independent Director participates in person; (iii) $7,500 per meeting for each Contracts Committee meeting in which the Independent Director participates in person; (iv) $3,500 per meeting for each committee meeting, other than for a Contracts Committee meeting, held in conjunction with a Board meeting in which the Independent Director participates in person, and $5,000 per meeting for each committee meeting, other than for Contracts Committee meeting, not held in conjunction with a Board meeting, in which the Independent Director participates in person; (v) $2,500 per meeting for each meeting of the Board or an committee in which the Independent Director  participates by telephone (including via video conference); (vi) $45,000 per annum for serving as Chairperson of the Contracts Committee, payable in equal quarterly installments; (vii) $15,000 per annum for serving as Chairperson of the Audit Committee, payable in equal quarterly installments; (viii) $15,000 per annum for serving as Chairperson of the Compliance Committee, payable in equal quarterly installments; (ix) $5,000 per annum for serving as Chairperson of the Nominating Committee (in periods in which the Committee has operated), payable in equal quarterly installments; (x) $25,000, $7,500 and $7,500 per annum for serving as Committee Vice Chairperson of the Contracts, Compliance and Audit Committees, respectively, payable in equal quarterly installments. In addition, each Independent Director is entitled to reimbursement for out-of-pocket expenses incurred in attending Board and Committee meetings. All such fees and expense reimbursements are allocated among all funds within the ING Board Complex pro rata based upon the average net assets of all the funds within the ING Board Complex as of the date the payment is due. None of the Independent Directors is entitled to receive pension or retirement benefits.

The following table sets forth information provided by the Fund’s adviser regarding compensation of Directors by the Fund and other funds managed by the adviser and its affiliates for the fiscal year ended October 31, 2008.  Officers of the Company and Directors who are interested persons of the Company do not receive any compensation from the Fund or any other funds managed by the adviser or its affiliates.  None of these Directors were entitled to receive pension or retirement benefits.

Compensation Table

Name of Person Position	Aggregate Compensation from the Fund		Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation From Registrant and Fund Complex Paid to Directors (1)
Albert E. DePrince, Jr. Director	$	[ ]	None	$	[ ]
Maria T. Fighetti (2) Director	$	[ ]	None	$	[ ]
Sydney Koch Director	$	[ ]	None	$	[ ]
Corine Norgaard Director	$	[ ]	None	$	[ ]
Joseph E. Obermeyer Director	$	[ ]	None	$	[ ]
Edward T. O’Dell (4) Director	$	[ ]	None	$	[ ]
Russell H. Jones Director	$	[ ]	None	$	[ ]
Interested Directors	$	[ ]		$	[ ]
Shaun Mathews Director	$	[ ]	None	$	[ ]
Rick Nelson Director	$	[ ]	None	$	[ ]

(1)                                  Includes amounts deferred pursuant to a deferred compensation plan.  During the fiscal year ended October 31, 2008, Dr. DePrince, Messrs. Obermeyer, O’Dell, and Ms. Fighetti deferred $[       ], $[      ], $[     ], and $[      ], respectively, of their compensation from the Fund Complex.

(2)                                  Ms. Fighetti ceased serving as a Director on July 5, 2008.

(3)                                  Messrs. Jones, Mathews and Nelson commenced services as Directors effective December 19, 2007.

(4)                                  Mr. O’Dell retired from the Board effective March 31, 2008.

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The Board has adopted a retirement policy under with each Independent Director is subject to mandatory retirement as of the later of (i) the March 31 next occurring after he or she attains the age of 72; and (ii) the date his or her successor is elected or appointed to the Board, provided that each Independent Director under the age of 72 as of March 31, 2002 who held office as of that date may, upon the vote of the other Independent Directors, be granted up to three one-year extensions commencing as of the March 31 next occurring after he or she attains the age of 72.  The Independent Directors voted to grant Mr. Koch the first such extension at the Board Meeting held on March 13, 2008.

CODE OF ETHICS

The Fund, the adviser, the sub-adviser, and the Distributor have adopted a code of ethics (“Code of Ethics” or written supervisory procedures) governing personal trading activities of all Directors, Officers of the Fund and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale.  The Code of Ethics is intended to prohibit fraud against the Fund that may arise from personal trading of securities that may be purchased or held by the Fund or the Fund’s shares.  The Code of Ethics also prohibits short-term trading of the Fund by persons subject to the Code of Ethics.  Personal trading is permitted by such persons subject to certain restrictions.  However such persons are generally required to pre-clear all security transactions with the Fund’s Compliance Department and to report all transactions on a regular basis.  The sub-adviser has adopted its own Codes of Ethics to govern the personal trading activities of its personnel.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Fund’s portfolio securities.  The proxy voting procedures delegate to the adviser the authority to vote proxies relating to portfolio securities and provide a method for responding to potential conflicts of interest.  In delegating voting authority to the adviser, the Board has also approved the adviser’s proxy voting procedures, which require the adviser to vote proxies in accordance with the Fund’s proxy voting procedures and guidelines.  An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. A copy of the proxy voting procedures and guidelines of the Fund, including procedures of the adviser, is attached hereto as Appendix A.  No later than August 31st of each year, information regarding how the Fund voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds’ website (www.ingfunds.com) or by accessing the SEC’s EDGAR database (www.sec.gov).

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

“Control” is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of the Company.  A control person may be able to take actions regarding the Fund without the consent or approval of shareholders.  As of February [   ], 2009, the Directors and Officers of the Company as a group owned less than 1% of the outstanding shares of the Fund.  As of that date to the knowledge of management, no person owned, beneficially or of record, more than 5% of the outstanding shares of any class of the Fund except as set forth below.  Unless otherwise indicated below, the Company has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Name and Address	Class and Record Ownership	Percentage of Class	Percentage of Fund

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Name and Address	Class and Record Ownership	Percentage of Class	Percentage of Fund

ADVISER

The investment adviser for the Fund is ING Investments, LLC (“ING Investments” or “Adviser”) which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof) as well as structured finance vehicles.  ING Investments, subject to the authority of the Directors of the Fund, has the overall responsibility for the management of the Fund’s portfolio subject to delegation of certain responsibilities to BlackRock Advisors, LLC (“BlackRock Advisors” or “Sub-Adviser”).  BlackRock Advisors is the Sub-Adviser to the Fund.  ING Investments is indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”) (NYSE: ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries.  With a diverse workforce of about 125,000 people, ING comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING services to both individual and institutional investors.  The principal executive offices of ING Groep are located at Amstelveensesweg 500, 1081 Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.

On February 26, 2001, the name of the Adviser changed from “ING Pilgrim Investments, Inc.” to “ING Pilgrim Investments, LLC.”  On March 1, 2002, the name of the Adviser was changed from “ING Pilgrim Investments, LLC” to “ING Investments, LLC.”  Prior to March 1, 2002, ING Investment Management Co. served as adviser to the Fund.

ING Investments serves pursuant to an investment management agreement (“Investment Advisory Agreement”) between ING Investments and the Company on behalf of the Fund.  The Investment Advisory Agreement requires ING Investments to oversee the provision of all investment advisory and portfolio management services for the Fund.  Pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”), ING Investments has delegated certain management responsibilities to BlackRock Advisors.  ING Investments oversees the investment management of the Sub-Adviser for the Fund.

The Investment Advisory Agreement requires ING Investments to provide, subject to the supervision of the Board, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund’s assets and the purchase or sale of its portfolio securities.  ING Investments also provides investment research and analysis.  The Investment Advisory Agreement provides that ING Investments is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Investment Advisory Agreement.

After an initial term of two years, the Investment Advisory Agreement and Sub-Advisory Agreement continue in effect from year to year so long as such continuance is specifically approved at least annually by: (a) the Board; or (b) the vote of a “majority” (as defined in the 1940 Act) of the Fund’s outstanding shares voting as a single class provided that in either event the continuance is also approved by at least a majority of the Board who are not “interested persons” (as defined in the 1940 Act) of the Advisor or Sub-Adviser, as the case may be, by vote cast in person at a meeting called for the purpose of voting on such approval.

For information regarding the basis for the Board’s approval of the investment advisory and sub-advisory relationships, please refer to the Fund’s semi-annual shareholder report dated April 30.

The Investment Advisory Agreement may be terminated without penalty with not less than 60 days’ notice by the Board or by a vote of the holders of a majority of the Fund’s outstanding shares voting as a single class or

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upon not less than 60 days’ notice by ING Investments.  The Investment Advisory Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

Advisory Fees

ING Investments bears the expense of providing its services and pays the fees of BlackRock Advisors.  For its services, the Fund pays ING Investments, expressed as an annual rate, a monthly fee in arrears equal to the following as a percentage of the Fund’s average daily net assets during the month:

Fund	Advisory Fee
ING Global Science and Technology

1.050% on the first $500 million of the Fund’s average daily net assets; 1.025% on the next $500 million of the Fund’s average daily net assets; and 1.000% of the Fund’s average daily net assets in excess of $1 billion.

Total Advisory Fees Paid by the Fund

The following tables set forth the total amount the Fund paid to ING Investments for the fiscal years ended October 31, 2008, 2007 and 2006:

	October 31,
Fund	2008		2007	2006
ING Global Science and Technology	$	[ ]	$868,500	$823,396

EXPENSE LIMITATION AGREEMENT

ING Investments has entered into an expense limitation agreement with the Fund pursuant to which ING Investments has agreed to waive or limit its fees.  In connection with these agreements and certain U.S. tax requirements, ING Investments will assume other expenses so that the total annual ordinary operating expenses of the Fund (which excludes interest, taxes, brokerage commissions, other investment related costs,  extraordinary expenses (and acquired fund fees and expenses) such as litigation, , and other expenses not incurred in the normal course of the Fund’s business) and expenses of any counsel or other persons or services retained by the Fund’s Directors who are not “interested persons” (as defined in the 1940 Act) of ING Investments do not exceed the following expense limitations:

Fund	Class A	Class B	Class C	Class I	Class O
ING Global Science and Technology	1.75%	2.50%	2.50%	1.50%	1.75%

The Fund may, at a later date, reimburse ING Investments for management fees waived and other expenses assumed by ING Investments during the previous thirty-six (36) months but only if, after such reimbursement, the Fund’s expense ratio does not exceed the percentage described above.  ING Investments will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.

The expense limitation agreement provides that these expense limitations shall continue until March 1, 2010. The expense limitations are contractual and will automatically renew for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement to the lead Independent Director of the Company within ninety (90) days prior to the end of the then-current term or upon termination of the Investment Advisory Agreement.  The expense limitation agreement may also be terminated by the Company, without payment of any penalty, upon ninety (90) days prior written notice to ING Investments at its principal place of business.

SUB-ADVISER

The Investment Advisory Agreement for the Fund provides that ING Investments, with the approval of the Board, may select and employ an investment adviser to serve as sub-adviser for the Fund, shall monitor the

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Sub-Adviser’s investment programs and results, and coordinate the investment activities of the Sub-Adviser to ensure compliance with regulatory restrictions.  ING Investments pays all of its expenses arising from the performance of its obligations under the Investment Advisory Agreement including all fees payable to the Sub-Adviser and executive salaries and expenses of the Directors and Officers of the Company who are employees of ING Investments or its affiliates.  The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory agreement.

Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Fund are borne by the Fund including, without limitation, advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent registered public accounting firms, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating the Fund’s NAV; taxes, if any, and the preparation of the Fund’s tax returns and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Fund under federal and state laws and regulations; expenses of printing and distributing annual and semi-annual shareholder reports, notices and proxy materials to existing shareholders; expenses of printing and filing annual and semi-annual shareholder reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors of the Company who are not employees of the Adviser or Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

The Sub-Advisory Agreement may be terminated without payment of any penalties by ING Investments, the Board on behalf of the Fund, or the shareholders of the Fund upon 60 days’ prior written notice.  The Sub-Advisory Agreement, after its initial term through December 31, 2006, continues in effect from year to year subject to the annual approval of the Board on behalf of the Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Directors, on behalf of the Fund who are not parties to the Sub-Advisory Agreements or “interested persons” (as defined in the 1940 Act) of any such party.

The Fund and ING Investments have received an exemptive order from the SEC that allows ING Investments to enter into a new investment sub-advisory agreement on behalf of the Fund with a non-affiliated sub-adviser or materially amend an existing Sub-Advisory Agreement subject to the approval of the Fund’s Board (including a majority of Independent Directors) but without shareholder approval.  In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders within ninety (90) days of the change.  ING Investments remains responsible for providing for the general management services to the Fund including overall supervisory responsibility for the general management and investment of the Fund’s assets, and, subject to the review and approval of the Board, will among other things: (i) set the Fund’s overall investment strategies; (ii) evaluate, select and recommend a sub-adviser to manage all or part of the Fund’s assets; (iii) when appropriate, allocate and reallocate the Fund’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of the Sub-Adviser; and (v) implement procedures reasonably designed to ensure that the Sub-Adviser complies with the Fund’s investment objectives, policies and restrictions.

Pursuant to a Sub-Advisory Agreement between ING Investments and BlackRock Advisors, BlackRock Advisors serves as Sub-Adviser to the Fund.  Effective September 30, 2006, BlackRock Advisors began serving as Sub-Adviser to the Fund.  On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management businesses combined with that of BlackRock, Inc. to create a new independent company and on September 29, 2006 BlackRock Advisors, Inc. reorganized into BlackRock Advisors.  Prior to September 30, 2006, BlackRock Advisors, Inc. served as Sub-Adviser to the Fund beginning January 1, 2004.  Prior to January 1, 2004, AIC Asset Management, LLC served as sub-adviser.  In its capacity as Sub-Adviser, BlackRock Advisors, subject to the supervision and control of ING Investments and the Board on behalf of the Fund, manages the Fund’s

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investment portfolio consistently with the Fund’s investment objective and executes any of the Fund’s investment policies that it deems appropriate to utilize from time to time.  Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by ING Investments.  BlackRock Advisors’ address is 100 Bellevue Parkway, Wilmington, Delaware 19809.  Founded in 1994, BlackRock Advisors is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly-traded investment management firms in the United States.

Sub-Advisory Fees

As compensation to the Sub-Adviser for its services, ING Investments pays the Sub-Adviser a monthly fee in arrears equal to the following as a percentage of the Fund’s average daily net assets managed during the month:

Fund	Annual Sub-Advisory Fee
ING Global Science and Technology(1)

0.50% on the first $200 million of the Fund’s average daily net assets; 0.425% on the next $300 million of the Fund’s average daily net assets; and 0.40% of the Fund’s average daily net assets in excess of $500 million

(1)                                  For purposes of calculating fees under this agreement, the assets of the series shall be aggregated with the assets of ING VP Global Science and Technology Portfolio, a series of ING Variable Portfolios, Inc. a registered investment company that is not a party to this Sub-Advisory Agreement.  The aggregated assets will be applied to the above schedule and the resulting fee shall be prorated back to the series and its Sub-Adviser based on relative net assets.

Total Sub-Advisory Fees Paid by ING Investments

For the fiscal years ended October 31, 2008, 2007 and 2006 ING Investments paid BlackRock Advisors in its capacity as Sub-Adviser, sub-advisory fees as follows:

	October 31,
Fund	2008		2007	2006
ING Global Science and Technology	$	[ ]	$392,094	$392,094

PORTFOLIO MANAGER

ING Global Science and Technology Fund

Sub-Adviser:  BlackRock Advisors

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of October 31, 2008:

	Registered Investment Companies			Other Pooled Investment Vehicles				Other Accounts
Portfolio Manager	Number of Accounts	Total Assets		Number of Accounts		Total Assets		Number of Accounts		Total Assets
Thomas P. Callan	[ ]	$	[ ]	[ ]	(1)	$	[ ]	[ ]	(2)	$	[ ]
Jean Rosenbaum	[ ]	$	[ ]	[ ]		$	[ ]	[ ]		$	[ ]
Erin Xie	[ ]	$	[ ]	[ ]	(1)	$	[ ]	[ ]		$	[ ]

(1) One of these accounts with total assets of $[   ] million is subject to performance fees.

(2) One of these accounts with total assets of $[   ] million is subject to performance fees.

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Potential Material Conflicts of Interest

BlackRock Advisors has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock Advisors has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock Advisors furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock Advisors may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock Advisors, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund.  In addition, BlackRock Advisors, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock Advisors recommends to the Fund.  BlackRock Advisors, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock Advisors with respect to the same securities.  Moreover, BlackRock Advisors may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock Advisors’ (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock Advisors or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information.  Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund.  In this connection, it should be noted that Mr. Callan and Ms. Xie currently manage certain accounts that are subject to performance fees.  Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock Advisors owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock Advisors purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties.  BlackRock Advisors attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, BlackRock Advisors has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time.  This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock Advisors with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Portfolio Manager Compensation

BlackRock Advisors’ financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock Advisors such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation.  Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm.

Discretionary compensation.  In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be

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settled in cash and/or in BlackRock Advisors, Inc. common stock (“LTIP awards”).  Beginning in 2006, awards are granted under the plan in the form of BlackRock Advisors, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock Advisors, Inc. common stock (“LTIP II awards”).  Each portfolio manager has received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm’s investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including certain of the firm’s hedge funds and other unregistered products.  In addition, prior to 2005, a portion of the annual compensation of certain senior managers, including Ms. Rosenbaum, and Mr. Callan, was mandatorily deferred in a similar manner for a number of years.  Beginning in 2005, a portion of the annual compensation of each portfolio manager is eligible to be paid in the form of BlackRock Advisors, Inc. restricted stock units which vest ratably over a number of years.  Each portfolio manager participates in the deferred compensation program.  Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the Company’s ability to sustain and improve its performance over future periods.

Options and Restricted Stock Awards — Prior to mandatorily deferring a portion of a portfolio manager’s annual bonus in BlackRock Advisors, Inc. restricted stock units, the Company granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options.  BlackRock Advisors, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock Advisors.  These awards vest over a period of years.  Ms. Rosenbaum and Mr. Callan have been granted stock options and/or restricted stock in prior years.

Incentive Savings Plans — BlackRock Advisors, Inc. has created a variety of incentive savings plans in which BlackRock Advisors employees are eligible to participate, including a 401(k) plan, the BlackRock Advisors Retirement Savings Plan (“RSP”) and the BlackRock Advisors Employee Stock Purchase Plan (“ESPP”). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock Advisors has positive net operating income.  The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or absent, employee investment direction, are invested into a stable value fund.  The ESPP allows for investment in BlackRock Advisors common stock at a 5% discount on the fair market value of the stock on the purchase date.   Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000.  Each portfolio manager is eligible to participate in these plans.

Annual discretionary incentive compensation for each portfolio manager is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock Advisors, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock Advisors.  Unlike many other firms, portfolio managers at BlackRock Advisors compete against one or more market or custom benchmarks rather than each other. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts are measured.  A group of BlackRock, Inc.’s officers determines the benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager and the period of time over which performance is evaluated.  With respect to the Fund’s portfolio managers, such benchmarks include the following:

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Portfolio Manager	Portfolios Managed	Benchmarks Applicable to Each Portfolio Manager
Thomas P. Callan, CFA	Health Sciences Opportunities Global Science & Technology Opportunities U.S. Opportunities International Opportunities Global Opportunities

A combination of market-based indices (e.g., S&P 500® Index, Lipper Health/Biotechnology Funds Index, The Russell 3000 Healthcare Index, The S&P/Citigroup Extended Market Index, The S&P/Citigroup Extended Market Global Ex-U.S. Index, The NYSE Arca Tech 100 Index, The S&P/Citigroup Global BMI), certain customized indices and certain fund industry peer groups.

Erin Xie, PhD	Health Sciences Opportunities Global Science & Technology Opportunities Global Opportunities

A combination of market-based indices (e.g., S&P 500® Index, Lipper Health/Biotechnology Funds Index, The Russell 3000 Healthcare Index, The S&P/Citigroup Extended Market Index, The NYSE Arca Tech 100 Index, The S&P/Citigroup Global BMI), certain customized indices and certain fund industry peer groups.

Jean M. Rosenbaum, CFA	U.S. Opportunities Global Science & Technology Opportunities Global Opportunities

A combination of market-based indices (e.g., The S&P/Citigroup Extended Market Index, The NYSE Arca Tech 100 Index, The S&P/Citigroup Global BMI), certain customized indices and certain fund industry peer groups.

The group of BlackRock, Inc.’s officers then makes a subjective determination with respect to the portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance is measured on both a pre-tax and after-tax basis over various time periods, including 1, 3, 5 and 10-year periods, as applicable. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock Advisors may receive additional compensation for serving in these other capacities.

Portfolio Manager Ownership of Securities

As of October 31, 2008, the end of the Fund’s most recently completed fiscal year, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Portfolio Manager	Dollar Range of Securities of the Fund Owned
Thomas Callan	None
Erin Xie	None
Jean Rosenbaum	None

RULE 12B-1 PLANS

Fund shares are distributed by the Distributor.  With respect to Class A shares of the Fund, the Distributor is paid an annual fee at the rate of 0.25% of the value of average daily net assets attributable to those shares under the Distribution and Shareholder Services Plan adopted by the Company pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plans”).  With respect to Class B shares of the Fund, the Distributor is paid an annual fee at the rate of 1% of the value of average daily net assets attributable to those shares under the Rule 12b-1 Plan.  With respect to Class C shares of the Fund, the Distributor is paid an annual fee at the rate of 1% of the value of average daily net assets attributable to those shares under the Rule 12b-1 Plan.  The Fund does not have a distribution plan for Class I shares.  The fee for a specific class may be used to pay securities dealers (which may include the principal underwriter itself) and other financial institutions and organizations for servicing shareholder accounts.  To the extent not used for servicing shareholder accounts, the fee may be paid to cover expenses incurred in promoting the sale of that class of shares including: (a) the costs of printing and distributing to prospective investors Prospectuses, SAIs and sales literature; (b) payments to investment professionals and other persons to obtain various distribution and/or administrative services for the Fund; (c)

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overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed distribution fees and contingent deferred sales charges.  The fee for Class B shares may also be used to pay the financing cost of accruing certain unreimbursed expenses.  The Distributor may re-allow all or a portion of these fees to broker-dealers entering into selling agreements with it including its affiliates.  Payments under the Rule 12b-1 Plan are not tied exclusively to actual distribution and service expenses and the payments may exceed distribution and service expenses actually incurred.

Class O shares are subject to a Shareholder Services Plan adopted pursuant to the Rule 12b-1 Plan, the Distributor is paid a servicing fee at an annual rate of 0.5% of the average daily net assets of the Class O shares of each Fund.  The Service Fee may be used by the Distributor to compensate ING DIRECT Securities, Inc. (“ING Direct Securities”) and ShareBuilder Securities Corporation (“ShareBuilder Securities”) each an affiliate of ING Investments and the Distributor, for servicing and maintaining shareholder accounts.  Payments under the Rule 12b-1 Plan are not tied exclusively to actual distribution and service expenses and the payments may exceed distribution and services expenses actually incurred.  The value of a shareholder’s investment will be unaffected by these payments.   Additional cash payments may be made by the Distributor to ING Direct Securities for providing shareholder servicing and/or distribution services.  Under this arrangement, the Distributor may pay ING Direct Securities an additional 0.15% of sales of the Class O shares of the Fund above the 0.25%.

The Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Rule 12b-1 Plan and any related agreements as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued.  The terms and provisions of the Plan relating to required reports, term, and approval are consistent with the requirements of Rule 12b-1 Plan.

The Rule 12b-1 Plan continues from year to year from its inception date provided such continuance is approved annually by a vote of the Board including a majority of Independent Directors.  The Rule 12b-1 Plan may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval.  All amendments to the Rule 12b-1 Plan must be approved by the Board in the manner described above for annual renewals.  The Rule 12b-1 Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors upon not more than thirty (30) days’ written notice to any other party to the Rule 12b-1 Plan.  All persons who are under common control of the Fund could be deemed to have a financial interest in the Rule 12b-1 Plan.  No other interested person of the Fund has a financial interest in the Rule 12b-1 Plan.

In approving the Rule 12b-1 Plan, the Board considered all the features of the distribution system including: (1) the advantages to the shareholders of economies of scale resulting from growth in the Fund’s assets and potential continued growth; (2) the services provided to the Fund and its shareholders by the Distributor; and (3) the Distributor’s shareholder distribution-related expenses and costs.

ING Investments and the Sub-Adviser or their affiliates may make payments to securities dealers that enter into agreements providing the Distributor with preferential access to registered representatives of the securities dealer.  These payments may be in an amount up to 0.07% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) and the selling broker-dealer.

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the Fund paid to the Distributor for the fiscal year ended October 31, 2008 were as follows:

Distribution Expenses	Class A		Class B	Class C	Class I	Class O
Advertising	$	[ ]	[ ]	[ ]	[ ]	[ ]
Printing	$	[ ]	[ ]	[ ]	[ ]	[ ]
Salaries & Commissions	$	[ ]	[ ]	[ ]	[ ]	[ ]
Broker Servicing	$	[ ]	[ ]	[ ]	[ ]	[ ]
Miscellaneous	$	[ ]	[ ]	[ ]	[ ]	[ ]
Total	$	[ ]	[ ]	[ ]	[ ]	[ ]

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ADMINISTRATOR

ING Funds Services, LLC (“Administrator”) serves as administrator for the Fund pursuant to an Administration Agreement with the Company.  The Administrator is an affiliate of ING Investments.  The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.  Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Fund’s business except for those services performed by ING Investments under the Investment Advisory Agreement, the Sub-Adviser under the applicable Sub-Advisory Agreement, the custodian under the Custodian Agreement, the transfer agent under the Transfer Agency Agreement, and such other service providers as may be retained by the Fund from time to time.  The Administrator acts as a liaison among these service providers to the Fund.  The Administrator is also responsible for monitoring the Fund in compliance with applicable legal requirements and the investment policies and restrictions of the Fund.

The Administrative Services Agreement may be cancelled by the Board, without payment of any penalty, by a majority of the Directors upon sixty (60) days’ written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty, upon sixty (60) days’ written notice to the Company.

For its services the Administrator is entitled to receive from the Fund a fee at an annual rate of 0.08% of the Fund’s average daily net assets.

Administrative Fees Paid

During the fiscal years ended October 31, 2008, 2007 and 20065, the Fund paid the Administrator the following total administrative service fees:

			October 31,
Fund	2008		2007	2006
ING Global Science and Technology	$	[ ]	$66,172	$62,736

CUSTODIAN

The Bank of New York Mellon Corporation (formerly, The Bank of New York), One Wall Street, New York, New York, 10286, serves as custodian of the Fund.  The custodian does not participate in determining the investment policies of the Fund or in deciding which securities are purchased or sold by the Fund.  However, the Fund may invest in obligations of the custodian and may purchase or sell securities from or to the custodian.  For portfolio securities that are purchased and held outside of the United States, The Bank of New York Mellon Corporation has entered into sub-custodian arrangements (which are designed to comply with Rule 17f-5 under the 1940 Act) with certain foreign banks and clearing agencies.

LEGAL COUNSEL

Legal matters for the Company are passed upon by Goodwin Procter LLP, Exchange Place, 53 State Street, Boston, Massachusetts, 02109.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP serves as the independent registered public accounting firm for the Fund.  KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with the review of SEC filings.  KPMG LLP is located at 99 High Street, Boston, Massachusetts 02110.

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TRANSFER AGENT

DST Systems, Inc, 330 West 9th Street, Kansas City, Missouri 64105-1514 serves as the transfer and dividend-paying agent to the Fund.

BROKERAGE ALLOCATION AND TRADING POLICIES

Portfolio Transactions

The Sub-Adviser for the Fund places orders for the purchase and sale of investment securities for the Fund pursuant to authority granted in the relevant Investment Sub-Advisory Agreement.  Subject to policies and procedures approved by the Company’s Board, the Sub-Adviser has discretion to make decisions relating to placing these orders including, where applicable, selecting the brokers or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic trading network (“ECN”) or alternative trading system (“ATS”).

In situations where the Sub-Adviser resigns or ING Investments otherwise assumes day to day management of the Fund pursuant to its Investment Advisory Agreement with the Fund, ING Investments will perform the services described herein as being performed by the Sub-Adviser.

How Securities Transactions are Effected

Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services.  In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed.  Securities traded in the over-the-counter markets (such as fixed-income securities and some equity securities) are generally traded on a “net” basis with market makers acting as dealers; in these transactions, the dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.  Transactions in certain over-the counter securities also may be effected on an agency basis when, in the Adviser’s or Sub-Adviser’s opinion, the total price paid (including commission) is equal to or better than the best total price available from a market maker.  In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.  On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.  The Adviser or Sub-Adviser may also place trades using an ECN or ATS.

How the Adviser or Sub-Adviser Selects Broker-Dealers

The Adviser or Sub-Adviser has a duty to seek to obtain best execution of the Fund’s orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances.  In selecting brokers and dealers to execute trades, the Adviser or Sub-Adviser may consider both the characteristics of the trade and the full range and quality of the brokerage services available from eligible broker-dealers.  This consideration often involves qualitative as well as quantitative judgments.  Factors relevant to the nature of the trade may include, among others, price (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order, potential market impact, and the need for confidentiality, speed, and certainty of execution.  Factors relevant to the range and quality of brokerage services available from eligible brokers and dealers may include, among others, the firms’ execution, clearance, settlement, and other operational facilities; willingness and ability to commit capital or take risk in positioning a block of securities, where necessary; special expertise in particular securities or markets; ability to provide liquidity, speed and anonymity; the nature and quality of other brokerage and

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research services provided to the Adviser or Sub-Adviser (consistent with the “safe harbor” described below); and the firms’ general reputation, financial condition and responsiveness to the Adviser or Sub-Adviser, as demonstrated in the particular transaction or other transactions.  Subject to its duty to seek best execution of the Fund’s orders, the Adviser or Sub-Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of the Fund.  Under these programs, the participating broker-dealers will return to the Fund (in the form of a credit to the Fund) a portion of the brokerage commissions paid to the broker-dealers by the Fund.  Theses credits are used to pay certain expenses of the Fund.  These commission recapture payments benefit the Fund and not the Sub-Adviser.

The Safe Harbor for Soft Dollar Practices

In selecting broker-dealers to execute a trade for the Fund, the Adviser or Sub-Adviser may consider the nature and quality of brokerage and research services provided to the Adviser or Sub-Adviser as a factor in evaluating the most favorable overall terms reasonably available under the circumstances.  As permitted by Section 28(e) of the 1934 Act, the Adviser or Sub-Adviser may cause the Fund to pay a broker-dealer a commission for effecting a securities transaction for the Fund that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Adviser or Sub-Adviser makes a good faith determination that the broker’s commission paid by the Fund is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Adviser or Sub-Adviser’s overall responsibilities to the Fund and its other investment advisory clients.  The practice of using a portion of the Fund’s commission dollars to pay for brokerage and research services provided to the Adviser or Sub-Adviser is sometimes referred to as “soft dollars.”  Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Adviser or Sub-Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Brokerage and Research Products and Services Under the Safe Harbor – Research products and services may include, but are not limited to, general economic, political, business  and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earning estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives.  Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to, related communication and connectivity services and equipment, software related to order routing, market access, algorithmic trading, and other trading activities.   On occasion, a broker-dealer may furnish the Adviser or Sub-Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities).  In this case, the Adviser or Sub-Adviser is required to reasonably allocate the cost of the service so that any portion of the service that does not qualify for the safe harbor is paid for by the Adviser or Sub-Adviser from its own funds, and not by portfolio commissions paid by the Fund.

Benefits to the Adviser or Sub-Adviser - Research products and services provided to the Adviser or Sub-Adviser by broker-dealers that effect securities transactions for the Fund may be used by the Adviser or Sub-Adviser in servicing all of its accounts.  Accordingly, not all of these services may be used by the Adviser or Sub-Adviser in connection with the Fund.  Some of these products and services are also available to the Adviser or Sub-Adviser for cash and some do not have an explicit cost or determinable value.  The research received does not reduce the sub-advisory fees payable to the

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Adviser or Sub-Adviser for services provided to the Fund.  The Adviser or Sub-Adviser’s expenses would likely increase if the Adviser or Sub-Adviser had to generate these research products and services through its own efforts or if it paid for these products or services itself.

Broker-Dealers that are Affiliated with ING Investments or a Adviser or Sub-Adviser

Portfolio transactions may be executed by brokers affiliated with the ING Groep, the Adviser, or the Adviser or Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

The placement of portfolio brokerage with broker-dealers who have sold shares of the Fund is subject to rules adopted by the SEC and the Financial Industry Regulatory Authority (“FINRA”).  Under these rules, the Sub-Adviser may not consider a broker’s promotional or sales efforts on behalf of the Fund when selecting a broker-dealer for Fund portfolio transactions and neither the Fund, nor a Sub-Adviser, may enter into an agreement under which the Fund directs brokerage transactions (or revenue generated from such transactions) to a broker-dealer to pay for distribution of Fund shares.  The Fund has adopted policies and procedures, approved by the Board, that are designed to attain compliance with these prohibitions.

Principal Trades and Research

Purchases of securities for the Fund also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Fund will be holding.  Dealers and underwriters usually act as principals for their own account.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

More Information about trading in Fixed-Income Securities

Purchases and sales of fixed-income securities will usually be principal transactions.  Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price.  The Fund may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer.  Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions.  The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities, it is the policy of the Fund to obtain the best results while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While the Adviser or Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily pay the lowest spread or commission available.

Transition Management

Changes in the Sub-Adviser, investment personnel, reorganizations or mergers of the Fund may result in the sale of a significant portion or even all of the Fund’s portfolio securities.  This type of change generally will increase trading costs and the portfolio turnover for the Fund.  The Fund, the Adviser or the Sub-Adviser may engage a broker-dealer to provide transition management services in connection with a change in Sub-Adviser, a reorganization, or other changes.

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Allocation of Trades

Some securities considered for investment by the Fund may also be appropriate for other clients served by the Fund’s Sub-Adviser.  If the purchase or sale of securities consistent with the investment policies of the Fund and one or more of these other clients is considered at or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among the Fund and such other clients in a manner deemed fair and equitable, over time, by the Sub-Adviser and consistent with the Sub-Adviser’s written policies and procedures.  The Sub-Adviser may use different methods of allocating the results aggregated trades.  The Sub-Adviser’s relevant policies and procedures and the results of aggregated trades in which the Fund participated are subject to periodic review by the Board.  To the extent the Fund seeks to acquire (or dispose of) the same security at the same time, the Fund may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security.  It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  However, over time, the Fund’s ability to participate in aggregate trades is expected to provide better execution for the Fund.

Cross-Transactions

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the condition of Rule 17a-7 under the 1940 Act and conditions of the policy.

Brokerage commissions were paid as follows:

For the fiscal years ended October 31, 2008, 2007 and 2006 brokerage commissions were paid as follows:

Fund	2008		2007	2006
ING Global Science and Technology	$	[ ]	$213,778	$354,471

For the fiscal year ended October 31, 2008, 2007 and 2006 brokerage commissions in the amounts listed below were paid to firms that also provided research, statistical, or other services to the Adviser:

Fund	2008		2007	2006
ING Global Science and Technology	$	[ ]	$60,253	$56,854

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided such trades meet the terms of Rule 17a-7 under the 1940 Act.

During the fiscal year ended October 31, 2008 the Fund paid affiliated persons of the Fund brokerage commissions as follows:

Affiliated Broker	Total Fund Principal		% of Principal		Affiliated Commission		Fund Total Commission		% of Commission
ING Baring LLC	$	[ ]	[ ]	%	$	[ ]	$	[ ]	[ ]	%

During the fiscal year ended October 31, 2008 the Fund paid no affiliated persons brokerage commissions.

During the fiscal year ended October 31, 2008 the Fund acquired securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents.  The holdings of securities of such brokers and dealers were as follows as of fiscal year ended October 31, 2008:

Fund	Security Description	Market Value
ING Global Science and Technology	None	$0

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PURCHASE AND REDEMPTION OF SHARES

A complete description of the manner in which shares may be purchased, redeemed or exchanged appears in the Class A, Class B, Class C, Class I or Class O shares’ respective Prospectuses under “Shareholder Guide.”

Class I and Class O shares of the Company are purchased and redeemed at the applicable NAV next determined after a purchase or redemption order is received, as described in the Prospectuses.  Class B and Class C shares of the Company are purchased at the applicable NAV next determined after a purchase order is received.  Class B and Class C shares are redeemed at the applicable NAV next determined less any applicable contingent deferred sales charge (“CDSC”) after a redemption request is received, as described in the Prospectus.  Class A shares of the Company are purchased at the applicable NAV next determined after a purchase order is received less any applicable front-end sales charge and redeemed at the applicable NAV next determined adjusted for any applicable CDSC after a redemption request is received, as described in the Prospectus.

Except as provided below, payment for shares redeemed will be made within seven days (or the maximum period allowed by law, if shorter) after the redemption request is received in proper form by the transfer agent.  The right to redeem shares may be suspended or payment therefore postponed for any period during which (a) trading on the New York Stock Exchange (“NYSE”) is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable; or (ii) it is not reasonably practicable for the Fund to determine fairly the value of its net assets; or (c) the SEC by order so permits for the protection of shareholders of the Fund.

If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of Fund shares.

The Fund has the right to satisfy redemption requests by delivering securities from its investment portfolio rather than cash when it decides that distributing cash would not be in the best interests of shareholders.  However, the Fund is obligated to redeem its shares solely in cash up to an amount equal to the lesser of $250,000 or 1% of its net assets for any one shareholder of the Fund in any 90-day period.  To the extent possible, the Fund will distribute readily marketable securities, in conformity with applicable rules of the SEC.  In the event such redemption is requested by institutional investors, the Fund will weigh the affects on non-redeeming shareholders in applying this policy.  Securities distributed to shareholders may be difficult to sell and may result in additional costs to the shareholders.

Purchases and exchanges should be made for investment purposes only.  The Fund reserves the right to reject any specific purchase or exchange request.  In the event the Fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed until the Fund receives further redemption instructions.

Front-end Sales Charge Waivers

Front-end sales charges will not apply if you are buying Class A shares with proceeds from the following sources:

Redemptions from any ING -advised fund if you:

•      Originally paid a front-end sales charge on the shares; and

•      Reinvest the money within 90 days of the redemption date.

The Fund’s front-end sales charges will also not apply to Class A purchases by:

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1.                                       Employees of ING Groep and its affiliates (including retired employees and members of employees’ and retired employees’ immediate families and board members and their immediate families), FINRA registered representatives of the Distributor or any affiliated broker-dealer (including members of their immediate families) purchasing shares for their own accounts, and members of the Board (including their immediate families).

2.                                       Investors who purchase Fund shares with redemption proceeds received in connection with a distribution from a retirement plan investing either: (1) directly in any fund or through an unregistered separate account sponsored by ING Life Insurance and Annuity Company (“ILIAC”) or any successor thereto or affiliate thereof; or (2) in a registered separate account sponsored by ILIAC or any successor thereto or affiliate thereof but only if no deferred sales charge is paid in connection with such distribution and the investor receives the distribution in connection with a separation from service, retirement, death or disability.

3.                                       Certain trust companies and bank trust departments investing on behalf of their clients.

4.                                       Certain retirement plans that are sponsored by an employer and have plan assets of $500,000 or more.

5.                                       Current employees of broker-dealers and financial institutions that have entered into a selling agreement with the Distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares) and their immediate family members, as allowed by the internal policies of their employer.

6.                                       Registered investment companies.

7.                                       Insurance companies (including separate accounts).

8.                                       Shareholders of the Adviser Class at the time such shares were re-designated as Class A shares.

9.                                       Certain executive deferred compensation plans.

Contingent Deferred Sales Charge

Certain Class A shares, all Class B shares and all Class C shares are subject to a CDSC, as described in the Prospectus.  For shareholders opening accounts on or after March 1, 2002, there is no CDSC imposed on:

•                  redemptions of shares purchased through reinvestment of dividends or capital gains distributions; and

•                  shares purchased more than one year (in the case of Class A and Class C shares), or six years (in the case of Class B shares) prior to the redemption.

CDSC Waivers

The CDSC will be waived for:

•                  exchanges to other funds of the same class;

•                  redemptions following the death or disability of the shareholder or beneficial owner;

•                  redemptions related to distributions from retirement plans or accounts under Code Section 403(b) after you attain age 70½;

•                  tax-free returns of excess contributions from employee benefit plans;

•                  distributions from employee benefit plans, including those due to plan termination or plan transfer; and

•                  redemptions made in connection with the Automatic Cash Withdrawal Plan (see Shareholder Services

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and Other Features) provided that such redemptions:

•                  are limited annually to no more than 12% of the original account value;

•                  are made in equal monthly amounts, not to exceed 1% per month; and

•                  the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $10,000.

Letter of Intent

You may qualify for a reduced sales charge when you buy Class A shares as described in the Prospectus.  At any time you may file with the Company a signed shareholder application with the Letter of Intent section completed.  After the Letter of Intent is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent.  Sales charge reductions are based on purchases in more than one fund and will be effective only after notification to the Distributor that the investment qualifies for a discount.  Your holdings in the funds acquired within 90 days of the day the Letter of Intent is filed will be counted towards completion of the Letter of Intent and will be entitled to a retroactive downward adjustment in the sales charge.  Such adjustment will be made by the purchase of additional shares in an equivalent amount.

Five percent (5%) of the amount of the total intended purchase will be held by the transfer agent in escrow until you fulfill the Letter of Intent.  If, at the end of the 13-month period, you have not met the terms of the Letter of Intent an amount of shares equal to the difference owed will be deducted from your account.  In the event of a total redemption of the account before fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to you.

If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge depending on the amount actually purchased during the period.  The upward adjustment will be paid with shares redeemed from your account.

Right of Accumulation/Cumulative Quantity Discount

A purchaser of Class A shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other Class A shares of a fund already owned.  To determine if you may pay a reduced front-end sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of your other Class A shares as well as those Class A shares of your spouse and children under the age of 21.  If you are the sole owner of a company, you may also add any company accounts including retirement plan accounts invested in Class A shares of the funds.  Companies with one or more retirement plans may add together the total plan assets invested in Class A shares of the funds to determine the front-end sales charge that applies.

To qualify for the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made, the investor or dealer must provide the Company with sufficient information to verify that the purchase qualifies for the privilege or discount.  The shareholder must furnish this information to the Company when making direct cash investments.

SHAREHOLDER ACCOUNTS AND SERVICES

Shareholder Accounts and Services Systematic Investment - The Systematic Investment feature, using the Electronic Funds Transfer (“EFT”) capability, allows you to make automatic monthly investments in any fund.  On the application you may select the amount of money to be moved and the fund in which it will be invested.  In order to elect EFT you must first have established an account subject to the minimum amount specified in the Prospectuses.  Thereafter, the minimum monthly Systematic Investment is currently $50 per fund and we reserve the right to increase that amount.  EFT transactions will be effective 15 days following the receipt by the Transfer Agent of your application.  The Systematic Investment feature and EFT capability will be

74

terminated upon total redemption of your shares.  Payment of redemption proceeds will be held until a Systematic Investment has cleared which may take up to 12 calendar days.

Shareholder Information - The Fund’s transfer agent will maintain your account information.  Account statements will be sent at least quarterly. A Form 1099 generally will also be sent each year by January 31.  Annual and semiannual shareholder reports will also be sent to shareholders.  The transfer agent may charge you a fee for special requests such as historical transcripts of your account and copies of cancelled checks.

Consolidated statements reflecting current values, share balances and year-to-date transactions generally will be sent to you each quarter.  All accounts identified by the same social security number and address will be consolidated.  For example, you could receive a consolidated statement showing your individual and Individual Retirement Accounts (“IRA”).  With the prior permission of the other shareholders involved, you have the option of requesting that accounts controlled by other shareholders be shown on one consolidated statement.  For example, information on your individual account, your IRA, your spouse’s individual account and your spouse’s IRA may be shown on one consolidated statement.

Automatic Cash Withdrawal Plan - A CDSC may be applied to withdrawals made under this plan.  The Automatic Cash Withdrawal Plan permits you to have payments of $100 or more automatically transferred from the Fund to your designated bank account on a monthly basis.  To enroll in this plan, you must have a minimum balance of $10,000 in the Fund ($250,000 in the case of Class I shares).  Your automatic cash withdrawals will be processed on a regular basis beginning on or about the first day of the month.  There may be tax consequences associated with these transactions.  Please consult your tax adviser.

Cross Investing - Cross investing may only be made in the Fund that has been previously established with the minimum investment.  To request information or to initiate a transaction under either or both of these features, please call 1-800-992-0180.

Dividend Investing - You may elect to have dividend and/or capital gains distributions automatically invested in the same class of one other fund.

Systematic Exchange - You may establish an automatic exchange of shares from one fund to another.  The exchange will occur on or about the 15th day of each month and must be for a minimum of $50 per month.  Because this transaction is treated as an exchange, the policies related to the exchange privilege apply.  There may be tax consequences associated with these exchanges.  Please consult your tax adviser.

Signature Guarantee - A signature guarantee is verification of the authenticity of the signature given by certain authorized institutions.  The Company requires a medallion signature guarantee for redemption requests in amounts in excess of $100,000.  In addition, if you wish to have your redemption proceeds transferred by wire to your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a medallion signature guarantee with your written redemption instructions regardless of the amount of redemption.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association.  The three recognized medallion programs are Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchanges Medallion Program (“SEMP”) and New York Stock Exchange, Inc. Medallion Signature Program (“NYSE MSP”).  Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.  Please note that signature guarantees are not provided by notaries public.  The Company reserves the right to amend or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request.

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Individual Retirement Accounts – The Fund may be used for investment in individual retirement accounts (“IRAs”), including Roth IRAs.  For more information on Roth IRA accounts and fees, please visit ShareBuilder Securities or ING DIRECT Securities at www.sharebuilder.com or www.ingdirect.com.

Education Savings Accounts (“ESAs”) – The Fund may be used for investment in ESAs through ShareBuilder Securities.  Please see the ShareBuilder Securities pricing and rates schedule at www.sharebuilder.com for details on the fees associated with these accounts.

Systematic Investment – The Systematic Investment feature, using the ETF capability, allows you to make monthly investments in the Fund or a number of funds.  ShareBuilder Securities account holders should visit www.sharebuilder.com for more information about systematic investments and detailed instructions on how to take advantage of this feature.

ING DIRECT Securities account holder may select the amount of money to be moved and the Fund in which it will be invested in the account application.  In order to elect EFT, you must first have established an account.  EFT transactions will be effective fifteen (15) days following the receipt by the Transfer Agent of your application.  The Systematic Investment feature and EFT capability will be terminated upon total redemption of your shares.  Payment of redemption proceeds will be held until a Systematic Investment has cleared, which may take up to 12 calendar days.

NET ASSET VALUE

As noted in the Prospectuses, the NAV and offering price of each class of the Fund’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the NYSE (normally 4:00 p.m. Eastern time unless otherwise designated by the exchange) during each day on which the NYSE is open for trading.  As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day.  Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day.  Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day.  In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market.  Short-term obligations maturing in 60 days or less will generally be valued at amortized cost.  This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity regardless of the impact of fluctuating interest rates on the market value of the instrument.  While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.  (See “Net Asset Value” in the shareholder guide of the Prospectuses.)  The long-term debt obligations held in the Fund’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Fund’s Board in accordance with methods that are specifically authorized by the Board.  Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its NAV may also be valued at their fair values as determined in good faith by or under the supervision of the Fund’s Board in accordance with methods that are specifically authorized by the Board.  The valuation techniques applied in any specific instance are likely to vary from case to case.  With respect to a restricted security, for example, consideration is

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generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Fund related to registration of the security, as well as factors relevant to the issuer itself.  Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Fund determines its NAV or if the foreign exchange closes prior to the time the Fund determines its NAV, the most recent closing price of the foreign security on its principal exchange.  Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open.  Further, trading takes place in various foreign markets on days on which the NYSE is not open.  Consequently, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets.  Further, the value of the Fund’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund.  In calculating the Fund’s NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV.  In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures.  Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the United States and other markets, corporate announcements, natural and other disasters, and political and other events.  Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations.  An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV.  There can be no assurance that such models accurately reflect the behavior of the applicable markets or the affect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models.  Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment.  Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE.  Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate.  Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV.

Options on securities, currencies, futures, and other financial instruments purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC Options.

The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE as supplied by the Fund’s custodian bank or other broker-dealers or banks approved by the Fund on each date that the NYSE is open for business.

The fair value of other assets is added to the value of all securities positions to arrive at the value of the Fund’s total assets.  The Fund’s liabilities, including accruals for expenses, are deducted from its total assets.  Once the total value of the Fund’s net assets is so determined, that value is then divided by the total number of shares

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outstanding (excluding treasury shares) and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of the Fund, all class-specific liabilities incurred or accrued are deducted from the class’ net assets.  The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

The per share NAV of Class A shares generally will be higher than the per share NAV of shares of the other classes, reflecting daily expense accruals of the higher distribution fees applicable to Class B and Class C.  However, it is expected that the per share NAV of the classes will tend to converge immediately after the payment of dividends or distributions that will differ by approximately the amount of the expense accrual differentials between the classes.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Transfer Agent prior to Market Close that same day.  It is the responsibility of the dealer to insure that all orders are transmitted timely to the Fund.  Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectuses.

FEDERAL INCOME TAX CONSIDERATIONS

The following discussion summarizes certain U.S. federal tax considerations generally affecting the Fund and its shareholders.  This discussion does not provide a detailed explanation of all tax consequences and shareholders are advised to consult their own tax adviser with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Fund.  This discussion is based on the Code, U.S. Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this SAI, all of which are subject to change which change may be retroactive.

Qualification as a Regulated Investment Company

The Fund intends to qualify as a RIC under the provisions of Subchapter M of the Code.  To so qualify and to be taxed as a RIC, the Fund must, among other things:  (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, net income derived from an interest in a qualified publicly traded partnership, or other income (including gains from options, futures or forward contracts) derived with respect to the Fund’s business of investing in stocks, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), U.S. government securities, securities of other RICs, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) any two or more issuers that the Fund controls (i.e., owns 20% or more of the total combined voting power of all classes of stock entitled to vote) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or the securities of one or more qualified publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year, and at least 90% of its net tax-exempt interest income in each taxable year.

The U.S. Treasury Department is authorized to issue regulations providing that foreign currency gains that are not directly related to the Fund’s principal business of investing in stock or securities (or options and futures with respect to stock or securities) will be excluded from the income which qualifies for purposes of the 90% gross income requirement described above.  To date, however, no such regulations have been issued.

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As a RIC, the Fund generally will be relieved of liability for U.S. federal income tax on that portion of its investment company taxable income and net realized capital gains which it distributes to its shareholders.  Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax.  To prevent application of the excise tax, the Fund currently intends to make distributions in accordance with the calendar year distribution requirement.

If in any taxable year the Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.  In addition, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends which are taxable to shareholders as ordinary income or as qualified dividend income eligible for a reduced rate of tax (or, in the case of corporate shareholders, may be eligible for the dividends-received deduction) as discussed below.  Moreover, the Fund would not be required to make any distributions to its shareholders.  If the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC.  Moreover, if the Fund failed to qualify as a RIC for a period greater than one taxable year the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.

Distributions

Distributions of investment company taxable income (including short-term capital gains) are generally taxable to shareholders as ordinary income.  Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent that such distributions are attributable to the Fund’s dividend income from U.S. corporations and if other applicable requirements are met.  However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction.  Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends are not eligible for the corporate dividends-received deduction and will generally be taxable to shareholders as long-term capital gains regardless of the length of time that the Fund’s shares have been held by a shareholder.  Distributions of short-term capital gains from assets held for one year or less will be taxed as ordinary income.  Generally, distributions from the Fund are taxable to shareholders whether received in cash or reinvested in shares of the Fund.  Any distributions that are not from the Fund’s investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain.  Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain qualifying dividends on corporate stock that are treated as qualified dividend income.  The rate reductions do not apply to corporate taxpayers.  The Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualified dividend income earned by the Fund that would be eligible for the 15% rate.  A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate.  Qualified dividend income generally includes dividends from taxable domestic corporations and certain qualified foreign corporations provided that the Fund has held the stock in such corporation for more than 60 days during the 121 day period beginning on the date which is 60 days before the date on which such stock becomes ex-dividend with respect to such dividend.  Distributions from the Fund investing in bonds and other debt instruments will not generally qualify for the lower rates.  Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the United States, and corporations eligible for the benefits of a comprehensive income tax treaty with the United States and that satisfy certain other requirements.  Passive foreign investment companies are not treated as “qualified foreign corporations.”  The lower rates on long-term capital gains and qualifying dividends are currently scheduled to apply through 2010.  In the absence of further Congressional action, for calendar years after 2010, the maximum rate on long-term capital gains for individual taxpayers would

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increase to 20% and income from dividends would be taxed at the rates applicable to ordinary income.

Dividends, including capital gain dividends, declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which declared rather than the calendar year in which the dividends are actually received.

Distributions by the Fund reduce the NAV of the Fund’s shares.  Should a distribution reduce the NAV below a shareholder’s cost basis, the distribution nevertheless may be taxable to the shareholder as dividend income or capital gain as described above even though, from an investment standpoint, it may constitute a partial return of capital.  In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by the Fund.  The price of shares purchased at that time includes the amount of the forthcoming distribution but the distribution will generally be taxable to the investors.

Original Issue Discount and Market Discount

Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount.  Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity.  Although no cash income is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and therefore, such income would be subject to the distribution requirements of the Code.

Some debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such debt securities, if any.  This additional discount represents market discount for federal income tax purposes.  The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security.  If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it.  In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been included in income.  In general that amount of market discount that must be included for each period is equal to the lesser of: (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account); or (ii) the amount of the principal payment with respect to such period.  Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

Foreign Currency Transactions

Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss.  Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss.  These gains and losses, referred to under the Code as Section 988 gains and losses, may increase or decrease the amount of the Fund’s net investment income to be distributed to its shareholders as ordinary income.

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Passive Foreign Investment Companies

The Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies (“PFICs”).  In general, a foreign company is classified as a PFIC if at least 50% of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income (including dividends, interest, royalties, rents, and certain other types of investment income).  Under the PFIC rules, an excess distribution received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock.  The Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund’s holding period in prior taxable years (and an interest factor will be added to the tax as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders.  Gain from the sale of PFIC stock as well as certain distributions from a PFIC are treated as excess distributions.  All excess distributions are taxable as ordinary income.

The Fund may be able to elect alternative tax treatment with respect to PFIC stock.  Under an election that currently may be available, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis regardless of whether any distributions are received from the PFIC.  If this election is made, the special rules, discussed above, relating to the taxation of excess distributions would not apply.  Alternatively, another election may be available that involves marking-to-market the Fund’s PFIC stock at the end of each taxable year with the result that unrealized gains are treated as though they were realized and are reported as ordinary income; any mark-to-market losses as well as loss from an actual disposition of PFIC stock, are reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock as well as subject the Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.  Note that distributions from a PFIC are not eligible for the reduced rate of tax on qualified dividend income.

Foreign Withholding Taxes

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries.  However, tax treaties between certain countries and the United States may reduce or eliminate these taxes.  Furthermore, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.  If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to “pass through” to the Fund’s shareholders the amount of foreign income and similar taxes paid by the Fund.  Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund and will be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to limitations.  No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions but such a shareholder may be eligible to claim the foreign tax credit (see below).  Each shareholder will be notified within sixty (60) days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.  Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualifying dividends.”

Generally, a credit for foreign taxes is subject to the limitations that it may not exceed the shareholder’s U.S. tax attributable to his or her foreign source taxable income.  For this purpose, if the pass-through election is made, the source of the Fund’s income flows through to its shareholders.  With respect to the Fund, gains from the sale of securities will generally be treated as derived from U.S. sources and certain currency fluctuation gains including fluctuation gains from foreign currency denominated debt securities, receivables and payables,

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will be treated as ordinary income derived from U.S. sources.  The limitation on foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit) including the foreign source passive income passed through by the Fund.  Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund.  The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income.  The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than sixteen (16) days (forty-six (46) days in the case of preferred shares) during the thirty-one (31) day period (ninety-one (91) day period for preferred shares) beginning fifteen (15) days (forty-five (45) days for preferred shares) before the shares become ex-divided.  If the Fund is not eligible to make the election to “pass through” to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by the Fund will be treated as U.S. source income.

Options and Hedging Transactions

The taxation of equity options (including options on narrow-based stock indices) and OTC Options on debt securities is governed by Section 1234 of the Code.  Pursuant to Section 1234 of the Code, with respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss and will be short-term or long term depending upon the holding period of the option.  If the option expires, the resulting loss is a capital loss and is short-term or long-term depending upon the holding period of the option.  If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options and financial contracts in which the Fund may invest are Section 1256 contracts.  Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”).  However, foreign currency gains or losses (as discussed below) arising from certain Section 1256 contracts may be treated as ordinary income or loss.  Also, Section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates as prescribed under the Code) are marked-to-market with the result that unrealized gains or losses are treated as though they were realized.

Generally, the hedging transactions undertaken by the Fund may result in straddles for U.S. federal income tax purposes.  The straddle rules may affect the character of gains (or losses) realized by the Fund.  In addition, losses realized by the Fund on positions that are part of the straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized.  Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear.  The hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code which are applicable to straddles.  If the Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made.  The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of

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certain “appreciated financial positions” if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property.  Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments.  Constructive sale treatment does not apply to certain transactions if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the sixty (60) day period beginning on the day such transaction was closed, if the Fund’s risk of loss is not reduced during that sixty (60) day period.

Under recently enacted tax law, certain hedging activities may cause a dividend that would otherwise be subjected to the lower tax rate applicable to a qualified dividend income to instead be taxed at the tax rate of tax applicable to ordinary income.

Requirements relating to the Fund’s tax status as a RIC may limit the extent to which the Fund will be able to engage in transactions in options and foreign currency forward contracts.

Short Sales

If the Fund sells securities short, it will recognize short-term gain or loss upon the purchase of securities to close the short sale.  Such gain or loss generally will be long- or short-term depending upon the length of time the Fund held the security which it sold short.  In some circumstances, short sales may have the affect of reducing an otherwise applicable holding period of a security in the portfolio.  However, the constructive sale rule alters this treatment by treating certain other transactions as a constructive sale of the underlying security held by the Fund thereby requiring current recognition of gain as described more fully under “Options and Hedging Transactions” above.  Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale.  Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

Sale or Other Disposition of Shares

Upon the sale or exchange of his or her shares, a shareholder will recognize a taxable gain or loss depending upon such shareholder’s basis in the shares.  Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands which generally may be eligible for reduced federal tax rates depending on the shareholder’s holding period for the shares.  Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in the Fund) within a period of sixty-one (61) days beginning thirty (30) days before and ending thirty (30) days after the disposition of the shares.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on the sale of the Fund’s shares held by the shareholder for six (6) months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.  As noted above, the maximum tax rate for individual tax payers is 15% on long-term gains.

In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares.  This prohibition generally applies where: (1) the shareholder incurs a sales charge in acquiring the stock of a RIC; (2) the stock is disposed of before the 91st day after the date on which it was acquired; and (3) the shareholder subsequently acquires shares of the same or another RIC and the otherwise applicable sales charge is reduced or eliminated under a “reinvestment right” received upon the initial purchase of shares of stock.  In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares.  This exclusion applies to the extent that the otherwise

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applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially.  Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right.  This provision may be applied to successive acquisitions of stock.

Backup Withholding

The Fund generally will be required to withhold federal income tax at a rate equal to the fourth lowest tax rate applicable to unmarried individuals (currently 28%) (“backup withholding”) from dividends paid, capital gain distributions, and redemption proceeds to shareholders if: (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number and to make such certifications as the Fund may require; (2) the IRS notifies the Fund that the taxpayer identification number furnished by the shareholder is incorrect; (3) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (4) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.  Any amounts withheld may be credited against the shareholder’s federal income tax liability.

Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”) depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.  If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend.  However, subject to certain limitations and the receipt of further guidance from the U.S. Treasury, dividends paid to certain foreign shareholders may be exempt from U.S. tax through 2007 (or such later date as may possibly be extended by Congress) to the extent such dividends are attributable to qualified interest and/or net short-term capital gains provided that the Fund makes certain elections and certain conditions are met.  The Fund may choose to not make such elections and satisfy the required conditions and there can be no assurance as to the amount, if any, of dividends that would not be subject to withholding.  Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.  Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund and distributions of net long-term capital gains that are designated as capital gain dividends.  If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax adviser with respect to the particular tax consequences to them of an investment in the Fund including the applicability of foreign taxes.

Other Taxes

Distributions also may be subject to state, local and foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above.

This discussion does not purport to deal with all of the tax consequences applicable to shareholders.  Shareholders are advised to consult their own tax adviser for details with respect to the particular tax consequences to them of an investment in the Fund.

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DISTRIBUTOR

Shares of the Fund are distributed by the Distributor pursuant to an underwriting agreement between the Company on behalf of the Fund and the Distributor (“Underwriting Agreement”).  The Underwriting Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Fund.  The Company and the Distributor have agreed to indemnify each other against certain liabilities.  At the direction of the Distributor, all sales charges may at times be re-allowed to an authorized dealer (“Authorized Dealer”).  If 90% or more of the sales commission is re-allowed such Authorized dealer may be deemed to be an “Underwriter” as that term is defined under the 1933 Act.  The Underwriting Agreement will remain in effect for two years from its inception date and from year-to-year thereafter only if its continuance is approved annually by a majority of the Board who are not parties to such agreement or “interested persons” of any such party and must be approved either by votes of a majority of the Directors or a majority of the outstanding voting securities of the Fund.  See the Prospectuses for information on how to purchase and sell shares of the Fund and the charges and expenses associated with an investment.  The sales charge retained by the Distributor and the commissions re-allowed to selling dealers are not an expense of the Fund and have no affect on the NAV of the Fund.  The Distributor’s address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.  The Distributor is a Delaware corporation and is an affiliate of ING Investments and an indirect wholly-owned subsidiary of ING Groep.

The Distributor may, at its discretion, pay additional cash compensation to its employee sales staff for sales by certain broker-dealers or “focus firms.”   The Distributor may pay up to an additional 0.10% to its employee sales staff for sales that are made by registered representatives of these focus firms.  As of the date of this SAI, the focus firms are: A.G. Edwards & Sons, Inc; Advantage Capital Corporation; AIG Financial Advisors, Inc.; American General Securities, Inc.; Banc of America Investment Services, Inc.; Banc of America Securities, LLC; Banc One Securities Corporation; Chase Investment Services; Citigroup Global Markets, Inc; ING Investment Advisors, LLC; Financial Network Investment Corporation; FSC Securities Corporation; H & R Block Financial Advisors, LLC; ING Financial Partners, Inc.; JP Morgan Investment, LLC; JP Morgan Securities, Inc.; Linsco Private Ledger Financial Services; Merrill Lynch, Morgan Stanley & Co, Inc.; Morgan Stanley Dean Witter; Multi-Financial Securities Corporation; PrimeVest Financial Services, Inc.; Prudential Investment Management Services, LLC; Prudential Retirement Brokerage Services, Inc.; Prudential Securities; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; RBC Dain Rauscher, Inc.; Royal Alliance Associates, Inc.; UBS Financial Services, Inc.; Wachovia Bank; Wachovia Brokerage Services, Inc.; Wachovia Securities Financial Network, Inc.; Wachovia Securities, LLC; Wells Fargo Bank; Wells Fargo Bank N.A.; and Wells Fargo Investments, LLC.

For the fiscal years ended October 31, 2008, 2007, and 2006 the Distributor recovered the following amounts in sales charges in connection with the sale of shares:

	Total Underwriting Fees
Fund	2008		2007	2006
ING Global Science and Technology	$	[ ]	$297,759	$304,565

The following table shows all commissions and other compensation received by each principal underwriter who is an affiliated person of the Fund or an affiliated person of that affiliated person, directly or indirectly, from the Fund during the Fund’s most recent fiscal year.

Fund	Name of Principal Underwriter	Net Underwriting Discounts and Commissions		Compensation on Redemptions and Repurchases		Brokerage Commissions		Other Compensation
ING Global Science and Technology	ING Funds Distributor, LLC	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Other Payments to Securities Dealers

Typically, the portion of the front-end sales charge on Class A shares shown in the following tables is paid to

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your securities dealer.  However, your securities dealer may receive up to the entire amount of the front-end sales charge.

When you invest this amount:	Amount of sales charge typically are allowed to dealers as a percentage of offering price:
Under $50,000	5.00%
$50,000 or more but under $100,000	3.75%
$100,000 or more but under $250,000	2.75%
$250,000 or more but under $500,000	2.00%
$500,000 or more but under $1,000,000	1.75%

Securities dealers that sell Class A shares in amounts of $1 million or more may be entitled to receive the following commissions:

Commission
• on sales of $1 million to $2,499,999	1.00%
• on sales of $2.5 million to $4,999,999	0.50%
• on sales of $5 million or greater	0.25%

For sales of Class B shares, your securities dealer is paid an up-front commission equal to four percent (4%) of the amount sold.  Beginning in the thirteenth month after the sale is made, the Distributor uses the 0.25% servicing fee to compensate securities dealers for providing personal services to accounts that hold Class B shares on a monthly basis.

The Distributor or its affiliates may make payments in addition to those described above to securities dealers that enter into agreements providing the Distributor with preferential access to registered representatives of the securities dealer.  These payments may be in an amount up to 0.13% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) as the selling broker-dealer(s).

In addition, the Adviser may make payments of up to 0.05% of the Fund’s average daily net assets to national broker-dealers who, as a result of an acquisition of a member of the Company’s selling group, agree to allow Fund shares to be made available to their clients in a proprietary wrap account program provided such accounts are networked accounts.

The Distributor or its affiliates may, from time to time, also make payments to clearing firms that offer networking services which make the Fund available to their customers.  Such payments to clearing firms will not exceed 0.10% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) as the selling broker-dealer.

The Distributor has agreed to reimburse Financial Network Investment Corporation, an affiliate of the Distributor, for trading costs incurred in connection with trades through the Pershing brokerage clearing system.

The Distributor may make, or cause to be made, payments to affiliated and unaffiliated securities dealers that engage in wholesaling efforts on behalf of the Company and the Fund.  These payments will not exceed 0.33% of the value of Fund shares sold as a result of such wholesaling efforts.  The Distributor may also pay such firms a quarterly fee based on a percentage of assets retained as of the end of a calendar quarter, not to exceed 0.125% of the value of such assets.

The value of a shareholder’s investment will be unaffected by these payments.

For the fiscal years ended October 31, 2008, 2007 and 2006 the Distributor received the following amounts in sales charges in connection with the sale of shares:

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ING Global Science and Technology	Class A Sales Charges Before Dealer Re- Allowance		Class A Sales Charges After Dealer Re- Allowance	Class B Deferred Sales Charges	Class C Deferred Sales Charges
2008	$	[ ]	$—	$—	$	[ ]
2007		$2,527	$—	$—		$313
2006		$5,195	$—	$21,040		$400

CALCULATION OF PERFORMANCE DATA

Average Annual Total Return

The Fund may, from time to time, include “total return” in advertisements or reports to shareholders or prospective investors.  Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula which is prescribed by the SEC:

P (1 + T)n = ERV

Where:	P	=	a hypothetical initial payment of $1,000,

	T	=	the average annual total return,

	n	=	the number of years, and

	ERV	=	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period.  These figures reflect changes in the price of the Fund’s shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund.  Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund’s operations or on a year-by-year basis).

Average Annual Total Return (After Taxes on Distributions) Quotation

The Fund may, from time to time, include “total return after taxes on distributions” in advertisements or reports to shareholders or prospective investors.  Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula which is prescribed by the SEC:

P (1 + T)n = ATVD

Where:	P	=	a hypothetical initial payment of $1,000,

	T	=	the average annual total return (after taxes on distributions),

	n	=	the number of years, and

	ATVD	=	ending value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year periods (or fractional portion) after taxes on Fund distributions but not after taxes on redemptions.

All total return figures assume that all dividends are reinvested when paid.  Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date.  The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions).  The calculations do not consider any potential tax liabilities other than federal tax liability.

87

Average Annual Total Return (After Taxes on Distributions and Redemption) Quotation

The Fund may, from time to time, include “total return after taxes on distributions and redemption” in advertisements or reports to shareholders or prospective investors.  Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula which is prescribed by the SEC:

P (1 + T)n = ATVDR

Where:	P	=	a hypothetical initial payment of $1,000,

	T	=	the average annual total return (after taxes on distributions),

	n	=	the number of years, and

	ATVDR	=	ending value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year periods (or fractional portion) after taxes on Fund distributions and redemption.

All total return figures assume that all dividends are reinvested when paid.  Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date.  The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions).  The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.  The calculations do not consider any potential tax liabilities other than federal tax liability.

Dividend Yield

The Fund may also publish a distribution rate in sales literature and in investor communications preceded or accompanied by a copy of the current Prospectus.  The current distribution rate for the Fund is the annualization of the Fund’s distribution per share divided by the maximum offering price per share of the Fund at the respective month-end.  The current distribution rate may differ from current yield because the distribution rate may contain items of capital gain and other items of income while yield reflects only earned net investment income.  In each case, the yield, distribution rates and total return figures will reflect all recurring charges against the Fund’s income and will assume the payment of the maximum sales load including any applicable contingent deferred sales charge.

Additional Performance Quotations

Advertisements of total return will always show a calculation that includes the affect of the maximum sales charge but may also show total return without giving affect to that charge.  Because these additional quotations will not reflect the maximum sales charge payable, these performance quotations will be higher than the performance quotations that reflect the maximum sales charge.

Total returns and yields are based on past results and are not necessarily a prediction of future performance.

PERFORMANCE COMPARISONS

In reports or other communications to shareholders or in advertising material, the Fund may compare the performance of its Class A, Class B, Class C, Class I and Class O shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., Value Line, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indices of investment securities.  In addition, certain indices may be used to illustrate historic performance of select asset classes.  The performance information may also include evaluations of the Fund published by nationally recognized ranking services and by financial publications that are nationally

88

recognized such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal.  If the Fund compares its performance to other funds or to relevant indices, the Fund’s performance will be stated in the same terms in which such comparative data and indices are stated which is normally total return rather than yield.  For these purposes the performance of the Fund, as well as the performance of such investment companies or indices, may not reflect sales charges which, if reflected, would reduce performance results.

The average annual total returns, including sales charges, for each class of shares of the Fund for the one, five and ten year periods ended October 31, 2008 and for classes that have not been in operation for ten years, the average annual total return for the period from commencement of operations to the latest fiscal year end, is as follows:

Total Return Quotations as of October 31, 2008:

Fund	1 Year		5 Years		10 years		Since Inception		Inception Date(1)
ING Global Science and Technology
Class A	[ ]	%	[ ]	%	[ ]	%	[ ]	%	3/1/00
Class A (after taxes on distributions)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Class A (after taxes on distributions and sale of Fund shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Class B (assuming payment of CDSC)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	3/1/00
Class C (assuming payment of CDSC)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	3/1/00
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	3/1/00
Class O	[ ]	%	[ ]	%	[ ]	%	[ ]	%	8/6/01
Class O (after taxes on distributions)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Class O (after taxes on distributions and sale of Fund shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%

FINANCIAL STATEMENTS

The Financial Statements, and the independent registered public accounting firm’s report thereon, appearing in the Company’s annual shareholder reports for the fiscal year ended October 31, 2008 are incorporated by reference into this SAI.  The Fund’s annual and semi-annual shareholder reports may be obtained without charge by contacting ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, (800) 992-0180.

89

APPENDIX A – PROXY VOTING PROCEDURES AND GUIDELINES

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ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date:  July 29, 2003

Revision Date:  March 13, 2008

I.                                         INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a “Fund” and collectively, the “Funds”).  The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”).  The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors(1) (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors(2) of the Board.  Only the Board may amend these Procedures and Guidelines.  The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.                                     DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to ING Investments, LLC (the “Adviser”) the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund, in accordance with the then-current Procedures and Guidelines approved by the Board.  The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies, as it deems appropriate.  The President or Chief Financial Officer of a Fund may approve non-material amendments to the Procedures and Guidelines for immediate implementation, subject to ratification at the next regularly scheduled meeting of the Board.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.  However, the Adviser shall use best efforts to recall or restrict specific securities from loan for the purpose of facilitating a “material” vote as described in the Adviser’s proxy voting procedures (the “Adviser Procedures”).

(1)

Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board at issue. No provision in these Procedures is intended to impose any duty upon the particular Board with respect to any other Fund.

(2)	The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

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Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto.  This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

III.                                 APPROVAL AND REVIEW OF PROCEDURES

The Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 3.  The Board hereby approves such procedures.

Any material changes to the Adviser Procedures must be approved by the Board prior to voting any Fund proxies in accordance with such amended procedures.  The President or Chief Financial Officer of the Adviser may approve non-material amendments to the Procedures and Guidelines for immediate implementation, subject to ratification at the next regularly scheduled meeting of the Board of the Fund.

IV.                                VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 4 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures.

A.                                   Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.             Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

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Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.               Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.               Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

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Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in Section IV.B. above and Section V. below.

3.               Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures), in substantially the form attached hereto as Exhibit 2.  As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as directed by the Guidelines, or in accordance with the recommendation of the Agent, where applicable.  Cases in which any member of the Proxy Group or a participating Investment Professional has failed to complete and return a Conflicts Report shall be treated as if a conflict of interest appears to exist, except that, upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that each member of the Proxy Group has completed and returned a Conflicts Report and there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

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V.                                    CONFLICTS OF INTEREST

In any case in which there appears to be a conflict of interest with respect to the Agent’s recommendation on a matter requiring case-by-case consideration, no action shall be taken on such matter (i.e., a “Non-Vote”).  In any case in which a member of the Proxy Group has failed to complete and return a Conflicts Report when so required, or in which there appears to be a conflict of interest with respect to any member of the Proxy Group or any Investment Professional participating in the voting process, the Agent will be directed to vote Within Guidelines so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which the Adviser or certain other related parties may be deemed to have a conflict of interest.

VI.                                REPORTING AND RECORD RETENTION

A.                                   Reporting by the Funds

Annually in August, each Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website.  The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

B.                                     Reporting to the Boards

At each regularly scheduled meeting, the Board will receive a report from the Adviser’s Proxy Coordinator indicating each proxy proposal, or a summary of such proposals, (1) that was voted Out-of-Guidelines; and (2) for which the Proxy Group initially recommended a vote Out-of-Guidelines, but which was ultimately voted Within Guidelines in accordance with Section V hereof.  Such report shall indicate the name of the issuer, the substance of the proposal, and the reasons for voting, or recommending, an Out-of-Guidelines Vote.

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EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING VP BALANCED PORTFOLIO, INC.

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

ING GET FUNDS

ING VP BOND PORTFOLIO

ING VP MONEY MARKET PORTFOLIO

ING VARIABLE FUNDS

ING VARIABLE PORTFOLIOS, INC.

ING SERIES FUND, INC.

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EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

FORM OF CONFLICTS REPORT

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FORM OF CONFLICT OF INTEREST REPORT – PROXY GROUP MEMBERS
PROXY VOTING OF THE ING FUNDS

Issuer:
Meeting Date:

1.

To your knowledge, do you, or anyone in your immediate household, have a personal relationship of any sort with the Issuer, its officers, directors, or employees, or might you, or anyone in your immediate household, be affected by the outcome of the proxy proposal?  This does not include former business relationships with which you have had no communication for at least one year and have no expectation of future or ongoing communication.

	Explanation:	YES ☐	NO ☐
2.	To your knowledge, (1) does any ING Entity have a Material Business Relationship with the Issuer or (2) is any ING Entity actively seeking to have a Material Business Relationship with the Issuer?
	Explanation:	YES ☐	NO ☐
3.

Have you, or, to your knowledge, anyone else employed by an ING Entity, been contacted by any person or organization, including another ING employee or affiliate, with a recommendation or request that a proxy be voted for (or against) a particular proposal with respect to the Issuer?  This includes communications from the Issuer or its Affiliates, from a shareholder, or from a commercial, union or any other special interest group, but would not include routine communications from proxy solicitors.

	Explanation:	YES ☐	NO ☐
4.	Are you aware of any other information that might lead a reasonable person to conclude that an ING Entity appears to have a conflict of interest with respect to the proxy proposal?
	Explanation:	YES ☐	NO ☐
Name:		Date:

Certification:  As a member of the Proxy Group, I understand that I have a fiduciary duty to vote Fund proxies solely in the best interests of the Fund(s) and its (their) shareholders.  I certify that my recommendation with respect to the vote on the proxy proposal relating to the Issuer noted above is based solely on this criterion.

Definitions:

Affiliate means (A) any company directly or indirectly owning, controlling, or holding with power to vote, 5% or more of the outstanding voting securities of the Issuer; (B) any company 5% or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote, by the issuer; (C) any company directly or indirectly controlling, controlled by, or under common control with, the Issuer; (D) any officer, director, partner, copartner, or employee of the Issuer; (E) if the Issuer is an investment company, any investment adviser thereof or any member of an advisory board thereof; and (F) if the Issuer is an unincorporated investment company not having a board of directors, the depositor thereof.

ING Entity means all direct and indirect subsidiaries, joint ventures and business units of ING Groep N.V., including, but not limited to, ING Investments, LLC, ING Funds Distributor, LLC, ING Investment Management Co., ING Investment Management Americas, Directed Services, LLC and ING Financial Advisers, LLC.

Issuer includes the company with respect to which the proxy is solicited, and any other entity which you know to be affiliated therewith, such as a pension plan, joint venture, merger partner, subsidiary or parent, or company under common control, but does not include entities associated with the Issuer solely through the provision of consulting, advisory or other professional services.

Material Business Relationship means, but, subject to review by Counsel, may not be limited to, a relationship which you know to constitute (1) participation in a joint venture, (2) revenues to ING of $1 million or more per year, or (3) ownership by ING of more than 5% of the outstanding securities of the Issuer (“5% Issuer”) (except that an Issuer’s affiliation with a 5% Issuer shall not constitute a de facto conflict of interest for ING with the first Issuer).

** Please return to ING Funds Proxy Coordinator at 480-477-2786 or proxycoordinator@ingfunds.com **

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EXHIBIT 3

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

ING INVESTMENT MANAGEMENT CO.

AND

DIRECTED SERVICES, LLC

PROXY VOTING PROCEDURES

I.                                         INTRODUCTION

ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds.  As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

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II.                                     ROLES AND RESPONSIBILITIES

A.                                   Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”).  The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines.  In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.                                     Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services.  The Agent is ISS Governance Services, a unit of RiskMetrics Group, Inc.  The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion.  To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures.  The Agent will retain a record of all proxy votes handled by the Agent.  Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act.  In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group, or a Fund’s Compliance Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines.  The Agent also shall be requested to call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

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Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein.  Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.                                     Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator.  The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group.  The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote.  Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished.  The Proxy Group may meet in person or by telephone.  The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail.  For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.  In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy

A-11

Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.                                    Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility.  The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request the vote be deemed “material” in the context of the portfolio(s) they manage, such that that lending activity on behalf of such portfolio(s) with respect to the relevant security should be reviewed by the Proxy Group and considered for recall and/or restriction.  Input from the relevant sub-advisers and/or portfolio managers shall be given primary consideration in the Proxy Group’s determination of whether a given proxy vote is to be deemed material and the associated security accordingly restricted from lending.  The determination that a vote is material in the context of a Fund’s portfolio shall not mean that such vote is considered material across all Funds voting that meeting.  In order to recall or restrict shares timely for material voting purposes, the Proxy Group shall use best efforts to consider, and when deemed appropriate, to act upon, such requests timely, and requests to review lending activity in connection with a potentially material vote may be initiated by any relevant Investment Professional and submitted for the Proxy Group’s consideration at any time.

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III.                                 VOTING PROCEDURES

A.                                   In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.                                     Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For”, “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.                                     Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.               Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.               Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is

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indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.               Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable,  Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.               The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Compliance Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.                                ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

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A.                                   Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners.  The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service.  The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review.  Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.                                     Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent.  Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations.  The Proxy Coordinator shall forward all such information to Counsel for review.  Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund.  The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures.  Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days.  Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts

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with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors).  The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review.  Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.                                    REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities.  Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund.  All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

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APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC:

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President – Special Projects, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Harley Eisner	Vice President of Financial Analysis, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Counsel, ING Americas US Legal Services

Effective as of January 1, 2008

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EXHIBIT 4

to the

ING Funds

Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.                                       INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund.  Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s).  The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues.  The Guidelines are not exhaustive and do not include all potential voting issues.

The Adviser, in exercising its delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures.  In voting proxies, the Adviser is guided by general fiduciary principles.  It must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Adviser will not subordinate the interest of beneficial owners to unrelated objectives.  The Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.                                   GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers:  Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies, and Social and Environmental Issues.  An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application.  All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

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It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management or management has made no recommendation.  However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues.  Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures.  Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.  No proposal shall be supported whose implementation would contravene such requirements.

PROPOSAL	Guidelines
THE BOARD OF DIRECTORS

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.  Agreement with the Agent’s independence standards shall not dictate that a

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PROPOSAL	Guidelines

Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation.  Support shall be withheld from culpable nominees as appropriate, but if they are not standing for election (e.g., the board is classified), support shall generally not be withheld from others in their stead.  Withholding support from a nominee shall be effected by withholding support from, or voting against, the candidate, pursuant to the applicable election standard.

Voting on director nominees in uncontested elections not subject to specific policies described herein

Case-by-Case

Voting on independent outside director nominees if application of the policies described herein is likely to result in withholding support from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, unless the concerns identified are of such grave nature as to merit removal of the independent directors.

Do Not Withhold

Where applicable and except as otherwise provided for herein, support in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.

Do Not Withhold

Support from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences.  Do not withhold support in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

Withhold

Support from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee

Withhold

Provided that a nominee served on the board during the relevant time period, support from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years.  However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally do not withhold support from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

Withhold

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PROPOSAL	Guidelines

Voting on a nominee who has not acted upon negative votes (withhold or against, as applicable based on the issuer’s election standard) representing a majority of the votes cast at the previous annual meeting

Case-by-Case

• Such nominees when (1) the issue relevant to the majority negative vote has been adequately addressed or cured or (2) the Funds’ Guidelines or voting record do not support the relevant issue.

For

Support from inside directors or affiliated outside directors who sit on the audit committee

Withhold

Support from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.

Do Not Withhold

Support from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Do Not Withhold

Compensation Practices

It shall generally be the policy of the Funds that matters of compensation are best determined by an independent board and compensation committee. Generally:

(1)          Where applicable and except as otherwise provided for herein, support for nominees who did not serve on the compensation committee, or board, as applicable based on the Agent’s analysis, during the majority of the time period relevant to the concerns cited by the Agent.

Do Not Withhold

(2) In cases in which the Agent has identified a “pay for performance” disconnect or internal pay disparity, as such issues are defined by the Agent, support for director nominees.

Do Not Withhold

(3)          If the Agent recommends withholding support from nominees in connection with executive compensation or perquisites related to retention or recruitment, including severance or termination arrangements, votes on such nominees if the issuer has provided adequate rationale and/or disclosure.

For

(4) If the Agent has raised issues of options backdating, consideration of members of the compensation committee, or board, as applicable, as well as company executives nominated as directors.

Case-by-Case

(5) Nominees if the Agent has raised other considerations regarding

Case-by-Case

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PROPOSAL	Guidelines
“poor compensation practices.

Accounting Practices

(1) Independent outside director nominees serving on the audit committee..

For

(2)                      Where applicable and except as otherwise provided for herein, support for nominees serving on the audit committee who did not serve on that committee during the majority of the time period relevant to the concerns cited by the Agent.

Do Not Withhold

(3) If the Agent has raised concerns regarding poor accounting practices, consideration of the company’s CEO and CFO, if nominated as directors, and nominees serving on the audit committee.	Case-by-Case

(4) If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, the provisions under AUDITORS below shall apply.

Board Independence

It shall generally be the policy of the Funds that a board should be majority independent.  Inside director or affiliated outside director nominees in cases in which the full board is not majority independent.

Case-by-Case

(1)          Support from the fewest directors whose removal would achieve majority independence across the remaining board, except that support may be withheld from additional nominees whose relative level of independence cannot be differentiated.

Withhold

(2)          Support from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

Withhold

(3)          Except as provided above, support for non-independent nominees in the role of CEO, and when appropriate, founder or chairman.  Determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

For

(4) Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board

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PROPOSAL	Guidelines
independence.

(5)          When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Nominees without regard to “over-boarding” issues raised by the Agent, unless other concerns requiring case-by-case consideration have been raised

For

Consideration of nominees when the Agent recommends withholding support due to assessment that a nominee acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition, factoring in the merits of the nominee’s performance and rationale and disclosure provided

Case-by-Case

Performance Test for Directors

•                  Support on nominees failing the Agent’s performance test, which includes market-based and operating performance measures, provided that input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.

Case-by-Case

Proposals Regarding Board Composition or Board Service

•                  Except as otherwise provided for herein, shareholder proposals to impose new board structures or policies, including those requiring that the positions of Chairman and CEO be held separately, except support proposals in connection with a binding agreement or other legal requirement to which an issuer has or reasonably may expect to become subject, and consider such proposals on a case-by-case basis if the board is not majority independent or pervasive corporate governance concerns have been identified.

Against

•                  Management proposals to adopt or amend board structures or policies, except consider such proposals on a case-by-case basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

For

• Shareholder proposals seeking more than a simple majority of independent directors	Against

• Shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors

Against

• Shareholder proposals to limit the number of public company boards

Against

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PROPOSAL	Guidelines
on which a director may serve

• Shareholder proposals that seek to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director)

Against

• Shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein

Against

•                  Shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee)

For

• Shareholder proposals to limit the tenure of outside directors

Against

•                  Shareholder proposals to impose a mandatory retirement age for outside directors unless the proposal seeks to relax existing standards, but generally do not vote against management proposals seeking to establish a retirement age for directors

Against

Shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board

Against

Director and Officer Indemnification and Liability Protection	Case-by-Case

• Limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care

Against

• Proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness	Against

•                  Proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)          The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)          Only if the director’s legal expenses would be covered

For

PROXY CONTESTS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests being considered on behalf of that Fund.

Voting for director nominees in contested elections	Case-by-Case

Reimburse proxy solicitation expenses	Case-by-Case

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PROPOSAL	Guidelines
AUDITORS

Management proposals to ratify auditors, except in cases of poor accounting practices or high non-audit fees.  Consider management proposals to ratify auditors on a case-by-case basis if the Agent cites poor accounting practices.

For

Non-Audit Services

•                  Approval of auditors when fees for non-audit services exceed 50 percent of total auditor fees as described below.  Vote against management proposals to ratify auditors only in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence.  For purposes of this review, fees deemed to be reasonable, generally non-recurring, exceptions to the non-audit fee category (e.g., those related to an IPO) shall be excluded.  If concerns exist or an issuer has a history of questionable accounting practices, also vote for shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote against.

Case-by-Case

Auditor Independence

• Shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services or capping the level of non-audit services	Case-by-Case

Audit Firm Rotation

• Shareholder proposals asking for mandatory audit firm rotation	Against

PROXY CONTEST DEFENSES

Board Structure: Staggered vs. Annual Elections

• Proposals to classify or otherwise restrict shareholders’ ability to vote upon directors	Against

• Proposals to repeal classified boards and to elect all directors annually	For

Shareholder Ability to Remove Directors

• Proposals that provide that directors may be removed only for cause	Against

• Proposals to restore shareholder ability to remove directors with or without cause	For

• Proposals that provide that only continuing directors may elect replacement to fill board vacancies	Against

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PROPOSAL	Guidelines
• Proposals that permit shareholders to elect directors to fill board vacancies	For

Cumulative Voting

•                  Management proposals to eliminate cumulative voting, when the company maintains a classified board of directors, except that such proposals may be supported irrespective of classification in furtherance of an issuer’s plan to adopt a majority voting standard

Against

• Shareholder proposals to restore or permit cumulative voting, in cases in which the company maintains a classified board of directors	For

Time-Phased Voting

• Proposals to implement time-phased or other forms of voting that do not promote a one share, one vote standard	Against

• Proposals to eliminate such forms of voting	For

Shareholder Ability to Call Special Meetings

• Proposals to restrict or prohibit shareholder ability to call special meetings	Against

• Proposals that remove restrictions on the right of shareholders to act independently of management	For

Shareholder Ability to Act by Written Consent

• Proposals to restrict or prohibit shareholder ability to take action by written consent	Against

• Proposals to allow or make easier shareholder action by written consent	For

Shareholder Ability to Alter the Size of the Board

• Proposals that seek to fix the size of the board or designate a range for its size	For

• Proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval	Against

TENDER OFFER DEFENSES

Poison Pills

• Proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless:	For

(1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or	Against

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PROPOSAL	Guidelines

(3)          the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate

• Shareholder proposals to redeem a company’s poison pill	Case-by-Case

•                  Management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions.  Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer.

Case-by-Case

• Management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards	Against

Fair Price Provisions

• Proposals to adopt fair price provisions	Case-by-Case

• Fair price provisions with shareholder vote requirements greater than a majority of disinterested shares	Against

Greenmail

• Proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments	For

• Antigreenmail proposals when they are bundled with other charter or bylaw amendments	Case-by-Case

Pale Greenmail	Case-by-Case

Unequal Voting Rights

• Dual-class exchange offers	Against

• Dual-class recapitalizations	Against

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

• Management proposals to require a supermajority shareholder to approve charter and bylaw amendments or other key proposals	Against

•                  Shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal

For

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PROPOSAL	Guidelines
Supermajority Shareholder Vote Requirement to Approve Mergers

• Management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations	Against

• Shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations	For

White Squire Replacements	For

MISCELLANEOUS

Amendments to Corporate Documents

•                  Except to align with legislative or regulatory changes or when support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by:

(1)          adding restrictive provisions,

(2)          removing article provisions or moving them to portions of the charter not requiring shareholder approval or

(3)          in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders.  This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends against because a similar reduction in shareholder rights is requested.

Against

• Proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified	Against

• Proposals seeking charter or bylaw amendments to remove anti-takeover provisions	For

• Proposals seeking charter or bylaw amendments not addressed under these Guidelines	Case-by-Case

Shareholder proposals to adopt confidential voting, use independent tabulators, and use independent inspectors of election	For

Management proposals to adopt confidential voting	For

Proxy Access

• Shareholder proposals seeking open access to management’s proxy	Case-by-Case

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PROPOSAL	Guidelines
material in order to nominate their own candidates to the board

Majority Voting Standard

Except as otherwise provided for herein, it shall generally be the policy of the Funds to extend discretion to issuers to determine when it may be appropriate to adopt a majority voting standard.

•                  Management proposals, irrespective of whether the proposal contains a plurality carve-out for contested elections, and shareholder proposals also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated

For

• Shareholder proposals not otherwise supported by management seeking adoption of the majority voting standard or related amendments or actions	Against

• Proposals seeking adoption of the majority voting standard for issuers with a history of board malfeasance or pervasive corporate governance concerns	Case-by-Case

Bundled or “Conditioned” Proxy Proposals	Case-by-Case

• Proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact	Against

Shareholder Advisory Committees	Case-by-Case

Reimburse Shareholder for Expenses Incurred

•                  Proposals to reimburse expenses incurred in connection with shareholder proposals, with voting decisions determined based on the Agent’s criteria, considering whether the related proposal received the requisite support for approval and was adopted for the benefit of the company and its shareholders

Case-by-Case

Management proposals for Other Business, in connection with proxies of U.S. issuers, except in connection with a proxy contest in which a Fund is not voting in support of management	For

Proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding	Case-by-Case

Advance Notice for Shareholder Proposals

• Management proposals related to advance notice period requirements, provided that the period requested is in accordance	For

A-29

PROPOSAL	Guidelines
with applicable law and no material governance concerns have been identified in connection with the issuer

CAPITAL STRUCTURE

Common Stock Authorization

•                  Proposals to increase the number of shares of common stock, taking into consideration whether intention exists to significantly dilute shareholders proportionate interest or to be unduly dilutive to shareholders’ proportionate interest.  Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

Case-by-Case

•                  Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards.  Consider on a case-by-case basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

For

•                  Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense.  In those cases, consider on a case-by-case basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

For

•                  Proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

For

• Proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.	Against

Dual Class Capital Structures

•                  Proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider case-by-case if (1) bundled with favorable proposal(s),(2) approval of such proposal(s) is a condition

Against

A-30

PROPOSAL	Guidelines
of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional

•                  Management proposals to create or perpetuate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights (except consider case-by-case if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s)), but generally vote for such proposals if the relevant Fund owns the class with superior voting rights

Against

•                  Shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote against such proposals if the relevant Fund owns the class with superior voting rights, and consider case-by-case if (1) bundled with favorable proposal(s),(2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional

For

•                  Management proposals to eliminate dual class capital structures, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized

Case-by-Case

Stock Distributions: Splits and Dividends

•                  Management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a case-by-case basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized

For

Reverse Stock Splits

• Management proposals to implement a reverse stock split when the number of shares authorized for issue is proportionately reduced	For

• Proposals to implement a reverse stock split that do not proportionately reduce the number of shares of authorized for issue	Case-by-Case

•                  Requests that do not proportionately reduce the number of shares authorized and effectively exceed the Agent’s allowable threshold for capital increase if the Agent otherwise supports management’s rationale

For

A-31

PROPOSAL	Guidelines
Preferred Stock

•                  Proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote for if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal

Against

•                  Proposals to issue or create blank check preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense.  Generally vote against in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote for if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal

For

•                  Proposals to issue or authorize preferred stock in cases where the company specified the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable

For

•                  Proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry performance in terms of shareholder returns

Case-by-Case

Shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification

For

Management Proposals to Reduce the Par Value of Common Stock	For

Shareholder Proposals that Seek Preemptive Rights or Management Proposals that Seek to Eliminate Them	Case-by-Case

Debt Restructuring	Case-by-Case

Share Repurchase Programs

• Proposals for open-market share repurchase plans in which all shareholders may participate on equal terms	For

• Proposals for programs with terms favoring selected, non-Fund parties	Against

• Proposals for share repurchase methods lacking adequate risk mitigation as assessed by the Agent	Against

Management Proposals to Cancel Repurchased Shares	For

A-32

PROPOSAL	Guidelines
Tracking Stock	Case-by-Case

EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation and employee benefit plans, except as otherwise provided for herein, with voting decisions generally based on the Agent’s approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

Case-by-Case

•                  Generally vote in accordance with the Agent’s recommendations for equity-based plans with costs within such cap and against those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger..

•                  Proposals seeking approval of plans for which the Agent suggests cost or dilution assessment may not be possible due to the method of disclosing shares allocated to the plan(s), except that such concerns arising in connection with evergreen provisions shall be considered case-by-case

Against

•                  Proposals for plans with costs within the cap if the primary considerations raised by the Agent pertain to matters that would not result in a negative vote under these Guidelines for the relevant board or committee member(s), or equity compensation burn rate or pay for performance as defined by the Agent

For

• Proposals for plans administered by potential grant recipients	Against

•                  Proposals to eliminate existing shareholder approval requirements for plan changes assessed as material by the Agent, unless the company has provided a reasonable rationale and/or adequate disclosure regarding the requested changes

Against

• Proposals for plans for which the Agent raises other considerations not otherwise provided for herein	Case-by-Case

Restricted Stock or Stock Option Plans

•                  Proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, considering factors such as level of disclosure and adequacy of vesting or performance requirements.  Proposals for plans that do not meet the Agent’s criteria in this regard may be supported, but vote against if no disclosure is provided regarding either vesting or performance requirements.

Case-by-Case

Management Proposals Seeking Approval to Reprice, Replace or Exchange Options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms

Case-by-Case

A-33

PROPOSAL	Guidelines

•                  Proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support

For

•                  Management proposals seeking approval of compensation plans that:

(1)          permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval,

(2)          include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or

(3)          give the board sole discretion to approve option repricing, replacement or exchange programs

Against

Director Compensation, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold.  Do not vote against plans for which burn rate is the sole consideration raised by the Agent.

Case-by-Case

Employee Stock Purchase Plans, and capital issuances in support of such plans, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed case-by-case.

Case-by-Case

OBRA-Related Compensation Proposals

Votes on plans intended to qualify for favorable tax treatment under the provisions of Section 162(m) of OBRA should be evaluated irrespective of the Agent’s assessment of board independence, provided that the board meets the independence requirements of the relevant listing exchange.

• Amendments that Place a Cap on Annual Grants or Amend Administrative Features	For

• Amendments to Add Performance-Based Goals	For

• Amendments to Increase Shares and Retain Tax Deductions Under OBRA	Case-by-Case

• Approval of Cash or Cash-and-Stock Bonus Plan, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation	For

A-34

PROPOSAL	Guidelines
Shareholder Proposals Regarding Executive and Director Pay

•                  Regarding the remuneration of individuals other than senior executives and directors, proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice, or proposals seeking disclosure of executive and director compensation if providing it would be out of step with market practice and potentially disruptive to the business

Against

•                  Proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes, unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein

Against

Severance and Termination Payments

•                  Shareholder proposals to have parachute arrangements submitted for shareholder ratification, (with “parachutes” defined as compensation arrangements related to termination  that specify change-in-control events), and provided that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements

For

•                  Shareholder proposals to submit executive severance agreements for shareholder ratification, unless such proposals do not specify change-in-control events; Supplemental Executive Retirement Plans; or deferred executive compensation plans; or  ratification is required by the listing exchange

Against

•                  All proposals to approve, ratify or cancel executive severance or termination arrangements, including those related to executive recruitment or retention, generally voting FOR such compensation arrangements if the issuer has provided adequate rationale and/or disclosure or support is recommended by the Agent or Investment Professional (e.g., as a condition to a major transaction such as a merger).

Case-by-Case

Employee Stock Ownership Plans (ESOPs)	For

401(k) Employee Benefit Plans	For

Shareholder proposals requiring mandatory periods for officers and directors to hold company stock

Against

Advisory Votes on Executive Compensation

•                  Management proposals seeking ratification of the company’s compensation program, unless the program includes practices or features not supported under these Guidelines and the proposal receives a negative recommendation from the Agent

For

A-35

PROPOSAL	Guidelines

•                  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, incentive structures or vesting or performance criteria not otherwise supported by these Guidelines, generally voting for if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration

Case-by-Case

STATE OF INCORPORATION

Voting on State Takeover Statutes	Case-by-Case

Voting on Reincorporation Proposals, generally supporting management proposals not assessed by the Agent as a potential takeover defense, but if so assessed, weighing management’s rationale for the change

Case-by-Case

• Management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported	For

• Shareholder reincorporation proposals not also supported by the company	Against

MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Proposals not typically supported under these Guidelines, if a key proposal, such as a merger transaction, is contingent upon its support and a vote for is accordingly recommended by the Agent or an Investment Professional

For

Mergers and Acquisitions

Case-by-Case

Corporate Restructuring, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, with voting decisions generally based on the Agent’s approach to evaluating such proposals

Case-by-Case

Appraisal Rights	For

Changing Corporate Name	For

Adjournment of Meeting

• Proposals to adjourn a meeting when the primary proposal is also voted FOR	For

A-36

PROPOSAL	Guidelines
MUTUAL FUND PROXIES

Election of Directors

Case-by-Case

Converting Closed-end Fund to Open-end Fund	Case-by-Case

Proxy Contests	Case-by-Case

Investment Advisory Agreements	Case-by-Case

Approving New Classes or Series of Shares	For

Preferred Stock Proposals	Case-by-Case

1940 Act Policies	Case-by-Case

Changing a Fundamental Restriction to Nonfundamental Restriction	Case-by-Case

Change Fundamental Investment Objective to Nonfundamental	Case-by-Case

Name Rule Proposals	Case-by-Case

Disposition of Assets/Termination/Liquidation	Case-by-Case

Changes to the Charter Document	Case-by-Case

Changing the Domicile of a Fund	Case-by-Case

Change in Fund’s Subclassification	Case-by-Case

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval	For

Distribution Agreements	Case-by-Case

Master-Feeder Structure	For

Mergers	Case-by-Case

Shareholder Proposals to Establish Director Ownership Requirement	Against

Reimburse Shareholder for Expenses Incurred	Case-by-Case

Terminate the Investment Advisor	Case-by-Case

SOCIAL AND ENVIRONMENTAL ISSUES

Unless otherwise specified herein.  While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company.  Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Case-by-Case

A-37

PROPOSAL	Guidelines

Shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter, absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein.

•               Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as:

•                  consumer and public safety

•                  environment and energy

•                  labor standards and human rights

•                  military business and political concerns

•                  workplace diversity and non-discrimination

•                  sustainability

•                  social issues

•                  vendor activities

•                  economic risk, or

•                  matters of science and engineering

Against

A-38

PROPOSAL	Guidelines
GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein.  The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Proposals in cases in which the Agent recommends voting against such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate, unless otherwise provided for herein.  For purposes of these global Guidelines, “against” shall mean withholding of support for a proposal, resulting in submission of a vote of against or abstain, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

Against

Proposals for which the Agent recommends support of practices described herein as associated with a firm against vote:

(1)          as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or

(2)          as the more favorable choice in cases in which shareholders must choose between alternate proposals

Case-by-Case

Routine Management Proposals	For

• The opening of the shareholder meeting	For

• That the meeting has been convened under local regulatory requirements	For

• The presence of quorum	For

• The agenda for the shareholder meeting	For

• The election of the chair of the meeting	For

• The appointment of shareholders to co-sign the minutes of the meeting	For

• Regulatory filings (e.g., to effect approved share issuances)	For

• The designation of inspector or shareholder representative(s) of minutes of meeting	For

• The designation of two shareholders to approve and sign minutes of meeting	For

• The allowance of questions	For

• The publication of minutes	For

A-39

PROPOSAL	Guidelines
• The closing of the shareholder meeting	For

• Other similar routine management proposals	For

Discharge of Management/Supervisory Board Members

•                  Management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends against due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled

For

Director Elections

•                  Votes on director nominees in uncontested elections not otherwise subject to policies described herein.  Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat. Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Further, unless otherwise provided for herein, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.

Case-by-Case

• Votes in contested elections, with primary consideration given to input from the Investment Professional(s) for a given Fund	Case-by-Case

•                  For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee

Against

•                  For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, non-independent nominees to the audit committee, or, if the slate of nominees is bundled, the slate.  However, if the slate is bundled and audit committee membership is unclear or proposed as a separate agenda item, vote for if the Agent otherwise recommends support.  For Canadian issuers, the Funds’ U.S. Guidelines with respect to audit committees shall apply.

Against

• In tax haven markets, non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee	Do Not Vote Against

• Non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the	Do Not Vote

A-40

PROPOSAL	Guidelines
applicable independence requirements of the relevant listing exchange	Against

• In cases in which committee membership is unclear, non-independent director nominees if no other issues have been raised in connection with his/her nomination	Case-by-Case

•                  Individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a case-by-case basis

Against

•                  For issuers in tax haven markets, votes on bundled slates of nominees if the board is non-majority independent.  For issuers in Canada and other global markets, generally follow the Agent’s standards for withholding support from bundled slates or non-independent directors (typically excluding the CEO), as applicable, if the board does not meet the Agent’s independence standards or the board’s independence cannot be ascertained due to inadequate disclosure.

Against

•                  Nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•                  Bundled slates of nominees (e.g., France, Hong Kong or Spain);

•                  Simultaneous reappointment of retiring directors (e.g., South Africa);

•                  In markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a case-by-case basis); or

•                  Nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa) or far enough in advance relative to voting deadlines (e.g., Italy) to make an informed voting decision

•                  Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent dictate that less latitude should be extended to the issuer.

Against

•                  Nominees in connection with which a recommendation has been made that the position of chairman should be separate from that of CEO or otherwise required to be independent, unless other concerns requiring CASE-BY-CASE consideration have been raised

For

• In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the

A-41

PROPOSAL	Guidelines
issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.

• Nominees for whom the Agent has raised concerns regarding scandals or internal controls	Case-by-Case

•                  Nominees or slates of nominees when (1) the scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered; (2) culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and (3) the nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

Against

•                  For markets such as the tax havens, Australia, Canada, Hong Kong, Japan, Malaysia and South Africa (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.  The same policy shall be applied regarding attendance by statutory auditors of Japanese companies.

• Self-nominated director candidates, with voting decisions generally based on the Agent’s approach to evaluating such candidates	Case-by-Case

• Nominees for whom “over-boarding” issues have been raised by the Agent, unless other concerns require case-by-case consideration	For

• For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

Board Structure

• Proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations	For

• Proposed article amendments in this regard, with voting decisions generally based on the Agent’s approach to evaluating such proposals	Case-by-Case

Director and Officer Indemnification and Liability Protection, voting in accordance with the Agent’s standards

Case-by-Case

• Proposals seeking approval of overly broad provisions	Against

Independent Statutory Auditors

•                  With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his

Against

A-42

PROPOSAL	Guidelines

                        career for the company, its main bank or one of its top shareholders.  Where shareholders are forced to vote on multiple nominees in a single resolution, vote against all nominees.  In cases in which multiple slates of statutory auditors are presented, generally vote with the Agent’s recommendation, typically to support nominees deemed to be more independent and/or aligned with interests of minority shareholders.

• Incumbent nominees at companies implicated in scandals or exhibiting poor internal controls	Against

Key Committees

•                  Proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s)

Against

Director and Statutory Auditor Remuneration, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided

Case-by-Case

•                  Proposals to approve the remuneration of directors and auditors as long as the amount is not excessive (e.g., significant increases should be supported by adequate rationale and disclosure) and there is no evidence of abuse.  For Toronto Stock Exchange (TSX) issuers, the Agent’s limits with respect to equity awards to non-employee directors shall apply.

For

Bonus Payments

With respect to Japanese companies:

• Retirement bonus proposals if all payments are for directors and auditors who have served as executives of the company	For

•                  Proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served

Against

•                  In all markets, if issues have been raised regarding a scandal or internal controls, bonus proposals for retiring directors or continuing directors or auditors when culpability can be attributed to the nominee (e.g.,  if a Fund is also voting against the nominee under criteria herein regarding issues of scandal or internal controls), unless bundled with bonuses for a majority of retirees a Fund is

Against

A-43

PROPOSAL	Guidelines
voting for

Stock Option Plans for Independent Internal Statutory Auditors

• With respect to Japanese companies, proposals regarding option grants to independent internal statutory auditors, following the Agent’s guidelines	Against

Compensation Plans

•                  Votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, unless otherwise provided for herein, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market

Case-by-Case

Amendment Procedures for Equity Compensation Plans and ESPPs

•                  For TSX issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Shares Reserved for Equity Compensation Plans

•                  Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

•                  Equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals (e.g., article amendments) that:

Against

•                  Exceed the Agent’s recommended dilution limits, including cases in which the Agent suggests dilution cannot be fully assessed (e.g., due to inadequate disclosure);

•                  Provide deep or near-term discounts to executives or directors, unless discounts to executives are deemed by the Agent to be adequately mitigated by other vesting requirements (e.g., Japan) or broad-based employee participation otherwise meeting Agent’s standards (e.g., France);

•                  Are administered with discretion by potential grant recipients;

•                  Provide for retirement benefits or equity incentive awards to outside

A-44

PROPOSAL	Guidelines

                                                directors if not in line with market practice (e.g., Australia, Belgium, The Netherlands);

•                  Permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

•                  For matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, participation, purchase price and performance criteria;

•                  Provide for vesting upon change in control if deemed by the Agent to evidence a conflict of interest or anti-takeover device;

•                  Provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•                  Permit post-employment vesting if deemed inappropriate by the Agent;

•                  Allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

•                  Provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that:

(1)          Performance targets are adequately increased in proportion to the additional time available,

(2)          Retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or

(3)          The issuer has committed to cease retesting within a reasonable period of time.

•                  Such plans/awards or the related issuance of shares that:

(1)          Do not suffer from the defects noted above; or

(2)          Otherwise meet the Agent’s tests if the considerations raised by the Agent pertain primarily to performance hurdles, contract or notice periods, discretionary bonuses, recruitment awards, retention incentives, non-compete payments or vesting upon change in control (other than addressed above), if the company has provided adequate disclosure and/or a reasonable rationale in support of the relevant plan/award, practice or participation.  Unless otherwise provided for herein, market practice of the primary country in which a company does business, or in which an employee is serving, as applicable, shall supersede that of the

For

A-45

PROPOSAL	Guidelines
issuer’s domicile.

• Proposals in connection with such plans or the related issuance of shares in other instances	Case-by-Case

Remuneration Reports

•                  Reports that include compensation plans permitting:

(1)          Practices or features not supported under these Guidelines, including financial assistance under the conditions described above;

(2)          Retesting deemed by the Agent to be excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

(3)          Equity award valuation triggering a negative recommendation from the Agent; or

(4)          Provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted for if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report)

Against

• Reports receiving the Agent’s support and not triggering the concerns cited above	For

•                  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/ termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines, generally voted for if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration.  Reports with typically unsupported features may be voted for in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Case-by-Case

Shareholder Proposals Regarding Executive and Director Pay

• The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

General Share Issuances

•                  Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to determine support for general issuance requests (with or without preemptive rights), or related requests to repurchase and reissue shares, based on their

For

A-46

PROPOSAL	Guidelines

                        amount relative to currently issued capital as well as market-specific considerations (e.g., priority right protections in France, reasonable levels of dilution and discount in Hong Kong).  Requests to reissue repurchased shares will not be supported unless a related general issuance request is also supported.

• Specific issuance requests, based on the proposed use and the company’s rationale	Case-by-Case

•                  Proposals to issue shares (with or without preemptive rights), convertible bonds or warrants, to grant rights to acquire shares, or to amend the corporate charter relative to such issuances or grants in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, failure to meet the Agent’s standards for general issuance requests, or authority to refresh share issuance amounts without prior shareholder approval

Against

Increases in Authorized Capital

• Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach.

•                  Nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding

For

• Specific proposals to increase authorized capital, unless:	For

•                  The specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•                  The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances

Against

• Proposals to adopt unlimited capital authorizations	Against

• The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.

Preferred Stock

• Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach.

• Creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing	For

A-47

PROPOSAL	Guidelines
shareholders

• Creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests	For

•                  Creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid

Against

Poison Pills/Protective Preference Shares

•                  Management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers or repurchases) that do not meet the Agent’s standards.  Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee.

Against

• Director remuneration in connection with poison pill considerations raised by the Agent.	Do Not Vote Against

Approval of Financial Statements and Director and Auditor Reports

•                  Management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors

For

•                  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments not otherwise supported by these Guidelines, factoring in the merits of the rationale and disclosure provided

Case-by-Case

• Board-issued reports receiving a negative recommendation from the Agent due to concerns regarding independence of the board or the presence of non-independent directors on the audit committee	Against

• Such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board	Do Not Vote Against

Remuneration of Auditors

• Proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company	For

A-48

PROPOSAL	Guidelines
Indemnification of Auditors	Against

Ratification of Auditors and Approval of Auditors’ Fees, generally following the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees, except that for Canadian issuers, the Funds’ U.S. Guidelines with respect to auditors and auditor fees shall apply.

•                  Such proposals for companies in the MSCI EAFE index, provided the level of audit fee disclosure meets the Agent’s standards

•                  In other cases, such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence

For For

Allocation of Income and Dividends

•                  Management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes.  In the event management offers multiple dividend proposals on the same agenda, primary consideration shall be given to input from the relevant Investment Professional(s).

For

Stock (Scrip) Dividend Alternatives	For

• Stock (scrip) dividend proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value	Against

Debt Instruments

• Proposals authorizing excessive discretion, as assessed by the Agent, to a board to issue or set terms for debt instruments (e.g., commercial paper)	Against

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined.  The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level.  A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process.  A gearing level up to 100 percent is considered acceptable.

Case-by-Case

• Debt issuances for companies when the gearing level is between zero and 100 percent	For

•                  Proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to

Case-by-Case

A-49

PROPOSAL	Guidelines
evaluating such requests

Financing Plans

• Adoption of financing plans if they are in the best economic interests of shareholders	For

Related Party Transactions	Case-by-Case

•                  Approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable or high risk terms (e.g., deposits without security interest or guaranty)

For

Approval of Donations

• Proposals for which adequate, prior disclosure of amounts is not provided	Against

• Proposals seeking single- or multi-year authorities for which adequate, prior disclosure of amounts is provided	For

Capitalization of Reserves

• Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares	For

Investment of Company Reserves, with primary consideration for such proposals given to input from the Investment Professional(s) for a given Fund	Case-by-Case

Amendments to Articles of Association	Case-by-Case

• That are editorial in nature	For

• Where shareholder rights are protected	For

• Where there is negligible or positive impact on shareholder value	For

• For which management provides adequate reasons for the amendments or the Agent otherwise supports management’s position	For

• That seek to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type	For

• Which the company is required to do so by law (if applicable)	For

• That remove or lower quorum requirements for board or shareholder meetings below levels recommended by the Agent	Against

• That reduce relevant disclosure to shareholders	Against

A-50

PROPOSAL	Guidelines
• That seek to align the articles with provisions of another proposal not supported by these Guidelines	Against

• That are not supported under these Guidelines, are presented within a bundled proposal, and for which the Agent deems the negative impact, on balance, to outweigh any positive impact	Against

•                  That impose a negative impact on existing shareholder rights, including rights of the Funds, to the extent that any positive impact would not be deemed by the Agent to be sufficient to outweigh removal or diminution of such rights

Against

• With respect to article amendments for Japanese companies:

• Management proposals to amend a company’s articles to expand its business lines	For

•                  Management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/ reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns

For

•                  If anti-takeover concerns exist, management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense

Against

•                  Management proposals regarding amendments to authorize share repurchases at the board’s discretion, unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest (generally following the Agent’s guidelines)

Against

Other Business

• Management proposals for Other Business in connection with global proxies, voting in accordance with the Agent’s market-specific recommendations	Against

A-51


[GRAPHIC APPEARS HERE]

Prospectus


FEBRUARY 27, 2009

Class A

ING Global Target Payment Fund


 This Prospectus contains important information about investing in Class A shares of ING Global Target Payment Fund. You should read it carefully before you invest and keep it for future reference. Please note that your investment:

is not a bank deposit, is not insured or guaranteed by the Federal Deposit

Insurance Corporation ("FDIC"), the Federal Reserve Board or any other government agency, and is affected by market fluctuations. There is no guarantee that the Fund will achieve its investment objective. As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not

approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

-------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

MUTUAL FUNDS

--------------------------------------------------------------------------------



                                                                  WHAT'S INSIDE

--------------------------------------------------------------------------------



[GRAPHIC APPEARS HERE]


       INVESTMENT

       OBJECTIVE

[GRAPHIC APPEARS HERE]

       PRINCIPAL

       INVESTMENT

       STRATEGIES

[GRAPHIC APPEARS HERE]

       RISKS

Risk is the potential that

your investment will lose

money or not earn as much

as you hope. All mutual

funds have varying degrees

of risk, depending on the

securities in which they

invest. Please read this

Prospectus carefully to be

sure you understand the

principal investment

strategies and risks

associated with the Fund.

You should consult the

Statement of Additional

Information ("SAI") for a

complete list of the

investment strategies and

risks.

[GRAPHIC APPEARS HERE]

       WHAT YOU

       PAY TO

       INVEST



[GRAPHIC APPEARS HERE]

If you have any questions about the Fund, please call your investment professional or us at 1-800-992-0180.


These pages contain a description of ING Global Target Payment Fund ("Fund"),

including the Fund's investment objective, principal investment strategies and risks.


You'll also find:

WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay - both directly and indirectly - when you invest in the Fund.





INTRODUCTION                                         1

ING Global Target Payment Fund                       3

WHAT YOU PAY TO INVEST                               6

MORE INFORMATION ON INVESTMENT STRATEGIES            9

SHAREHOLDER GUIDE                                   21

MANAGEMENT OF THE FUND                              30

MORE INFORMATION ABOUT RISKS                        31

DIVIDENDS, DISTRIBUTIONS AND TAXES                  39

FINANCIAL HIGHLIGHTS                                43

TO OBTAIN MORE INFORMATION                  Back Cover





                      (THIS PAGE INTENTIONALLY LEFT BLANK)


INTRODUCTION

--------------------------------------------------------------------

AN INTRODUCTION TO THE FUND

ING Global Target Payment Fund ("Fund") combines a managed payment policy with a diversified investment portfolio of ING Funds invested in global equity,

fixed-income and real estate securities.

The Fund's primary investment objective is to meet the Fund's managed payment objectives, while seeking to preserve investors' capital over the long term.

The Fund's secondary investment objective is to seek the potential for long-term capital appreciation.

The Fund's managed payment policy ("Managed Payment Policy") is designed to provide level monthly payments throughout each calendar year, with payments adjusted each January based on the annual payment rate determined by the sub-adviser based on its assessment of the Fund's objectives and market conditions and the Fund's performance over the previous three years.

The Fund seeks to achieve its investment objectives through a strategic allocation to other ING Funds ("Underlying Funds") and uses proprietary asset allocation strategies to determine how much to invest in the Underlying Funds.

These Underlying Funds, in turn, invest directly in a wide range of global equity, fixed-income, and real estate securities. Although an investor may achieve the same level of diversification and returns by investing directly in a variety of the Underlying Funds, the Fund provides investors with a simple mechanism to convert their assets into a global, diversified portfolio that seeks to deliver an attractive, stable stream of monthly payments. For more information about the Underlying Funds, please see "More Information on

Investment Strategies" and "Description of the Investment Objectives, Main

Investments and Risks of the Underlying Funds" later in this Prospectus.

The Fund's Managed Payment Policy is designed to meet the needs of investors who wish to receive stable levels of monthly payments from their investment in the Fund. It is possible for the Fund's monthly payments to increase or decrease from one year to the next because the level monthly payments during any calendar year are based on the Fund's average monthly performance over the previous three years (or since its inception date) and an annual payment rate determined by the sub-adviser. There can be no assurance, and there is no guarantee, that the Fund will provide a fixed or stable level of cash payments at any time or over any period of time. An investment in the Fund could lose money over short, intermediate, or even long periods of time.

This Prospectus explains the investment objectives, principal investment strategies and risks of the Fund. Reading this Prospectus will help you to decide whether the Fund is the right investment for you. You should keep this

Prospectus for future reference.

Although the Fund is designed to serve as a diversified investment, no single mutual fund can provide an appropriate investment program for all investors.

You should evaluate the Fund in the context of your personal financial situation, investment objectives, and other investments.

AN INTRODUCTION TO THE FUND'S MANAGED PAYMENT POLICY

The Fund's Managed Payment Policy is designed to provide investors with regular cash flows from their investment. The policy provides for 12 level monthly payments throughout each calendar year. This payment policy enables investors to target the total dollar amount of the monthly payments they receive from their holdings in the Fund each year, by purchasing the number of shares that will translate into their target monthly payment amount.


The Fund will make a level monthly payment of $[ ] per share for 2009 for Class

A shares. This is calculated based on an annual payment rate of [ ]% set for

2009 for the Class A shares and applied to the Fund's inception date net asset value ("NAV") of $10.00 per share. Therefore, if investors would like to generate a monthly payment of $ [ ] from their holdings in Class A shares of the Fund during 2009, investors must purchase 10,000 Class A shares of the

Fund.


The required holding to generate a given amount of payment will vary from year to year depending on the monthly level payment per share determined for that year. After 2008, each January the sub-adviser will determine and announce a new level monthly payment per share for the calendar year based on:

i) a payment rate, determined annually by the sub-adviser within the range of

5.00% to 7.00% per annum ("Annual Payment Rate"), for the Fund's Class A shares; and

ii) the average month end value of a reference account holding shares of the

Fund (plus shares received with respect to re-investment of any special distributions of income or capital gains) over the previous three calendar years (or if shorter, since inception) ("Trailing Average Account Value"), for the Fund's Class A shares.

The level monthly payment amount each year for Class A shares of the Fund will be the product of: (i) the Annual Payment Rate for that year divided by 12; and

(ii) the Trailing Average Account Value for its Class A shares, calculated as described in the section entitled "Calculation of Level Monthly Payments Per

Share," later in this Prospectus.


The Fund's sub-adviser, with assistance from the Fund's administrator, will determine the new Annual Payment Rate each January, in its discretion within the range of 5.00% to 7.00% per annum, based on the Fund's objectives, NAV evolution and fee structure of the Fund's Class A shares, as well as the sub-adviser's assessment of the market environment and its asset allocation views. Under normal market conditions the sub-adviser expects to reset the

Annual Payment Rate at [ ]% for the Fund's Class A shares if consistent with the Fund's primary investment objective of meeting the Fund's managed payment objectives while seeking to preserve investors' capital over the long term.


While the Fund's level monthly payment amount per share will not change within a calendar year, it may increase or decrease from one year to the next because it is based on the Annual Payment Rate and the Trailing Average Account Value,

one or both of which may change from year to year.

Please note that the Fund's Managed Payment Policy is not designed to generate,

and is not expected to result in, payments that equal a fixed percentage of the

Fund's current NAV per share or a fixed percentage of a shareholder's current account value. Instead, Fund shareholders are expected to receive a monthly payment that is equal to the monthly payment per share (as determined under the

Managed Payment Policy) times the number of shares they own on the record date.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                               Introduction    1


INTRODUCTION

--------------------------------------------------------------------------------

In each calendar year, the Fund's 12 scheduled level payments per share are made monthly, on the last business day of each month. Shareholders can choose to receive their 12 scheduled monthly payments in cash or to automatically reinvest their payments in additional Fund shares. Because the level monthly payment per share will be fixed during a calendar year, investors will receive

12 fixed monthly payments during the calendar year, unless the number of Fund shares they hold changes because of purchases, redemptions, or reinvestment of payments. If the investor elects to reinvest the monthly payments in additional

Fund shares, this will increase the number of Fund shares owned by the investor and will therefore proportionally increase the total dollar amount of the monthly payment.

The Fund generally expects to distribute to shareholders substantially all of its net income (for example, interest and dividends) as well as substantially all of its net capital gains (for example, from the sale of its holdings, or gains distributions it receives from the Underlying Funds). In addition to these regular monthly payments, an additional distribution may be made in

December and other additional distributions may be made with respect to a particular fiscal year in order to comply with applicable law. As these additional income or capital gains distributions ("Special Distributions") are not factored into the Fund's managed payment objectives, each Special

Distribution will be automatically reinvested in additional Fund shares unless a shareholder elects to receive the Special Distributions in cash. These additional shares can be redeemed under the same terms and conditions as any other shares of the Fund. The shares received with respect to a Special

Distribution are included in the calculation of the Trailing Average Account

Value used in resetting the level payment amount each January and redemption of such shares, or election to receive the Special Distributions in cash, will decrease the aggregate monthly payments received in the future. Both level monthly payments and Special Distributions (which are reinvested and received by you as additional shares in the Fund) will normally be taxable as either ordinary income or long-term capital gain.

Pursuant to the Fund's Managed Payment Policy, a portion of each monthly payment that the Fund makes may be treated as a return of capital. Each month,

the Fund will provide disclosures with payments made that estimate the percentages of the year-to-date payments through the preceding month that represent net investment income, other income or capital gains, and return of capital, if any. At the end of the year, the Fund may be required, under applicable law, to re-characterize payments over the course of the year as ordinary income, capital gains, and return of capital, if any, for purposes of tax reporting to shareholders. The portion of the Fund's payments, if any, that represent a return of capital as determined at the end of the year, will have the effect of reducing your cost basis in the Fund's shares and are generally not taxable until your cost basis has been reduced to zero. Such basis adjustment may increase the amount of capital gain, if any, or decrease the amount of capital loss, if any, that you will realize when selling the shares.

For additional information on the Fund's Managed Payment Policy, distributions,

and return of capital, see the section entitled "Dividends, Distributions, and

Taxes."

AN INTRODUCTION TO THE ASSET ALLOCATION PROCESS

ING Investments, LLC ("ING Investments" or "Adviser") is the investment adviser of the Fund and ING Investment Management Co. ("ING IM" or "Sub-Adviser") is

the sub-adviser. ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep, N.V. ("ING Groep") (NYSE: ING).

ING Investments and ING IM, working together, have designed the Fund which will be constructed and managed in accordance with the following process:

ING IM uses an asset allocation process to determine the Fund's investment mix.

This asset allocation process can be described as follows:

1.  In the first stage, the mix of global asset classes that is likely to produce the optimal return, consistent with the Fund's investment objective, is estimated. This estimate is made with reference to an investment model that incorporates historical and expected returns,

    standard deviations and correlation coefficients of global asset classes as well as other financial variables. The mix of global asset classes arrived at for the Fund is called the "Target Allocation." ING IM will review the Target Allocation at least annually.

2.  ING IM determines the Underlying Funds in which the Fund invests to attain its Target Allocation. In choosing an Underlying Fund, ING IM considers,

    among other factors, the degree to which the Underlying Fund's holdings or other characteristics correspond to the desired Target Allocation.

3.  ING IM, at any time, may change the Underlying Funds in which the Fund invests, may add or drop Underlying Funds, and may determine to make tactical changes in the Fund's Target Allocation depending on market conditions.

4.  ING Investments supervises the determination of Target Allocation and selection of Underlying Funds by ING IM.

ING IM will have authority over the asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future) and the Target Allocation for the Fund, including determining the transition pattern of the Fund in a timely but reasonable manner based upon market conditions at the time of allocation changes. The pre-defined mixes will be reviewed at least annually and analyzed for consistency with current market conditions and industry trends.

2    Introduction


                                                 ING GLOBAL TARGET PAYMENT FUND

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

INVESTMENT OBJECTIVE

The Fund's primary investment objective is to meet the managed payment policy of the Fund, while seeking to preserve investors' capital over the long term.

The Fund's secondary investment objective is to seek the potential for long-term capital appreciation. The Fund's investment objectives are not fundamental and may be changed without a shareholder vote.

[GRAPHIC APPEARS HERE]

PRINCIPAL  INVESTMENT STRATEGIES

The Fund invests in a combination of Underlying Funds that in turn invest in equity and/or fixed-income securities of issuers located in a number of different countries, one of which may be the United States. Under normal conditions, approximately 70% of the Fund's total assets will be allocated to

Underlying Funds investing in equity securities and approximately 30% of the

Fund's total assets will be allocated to Underlying Funds investing in fixed-income securities. The Sub-Adviser seeks to diversify the Fund's holdings by including Underlying Funds that invest in companies of all market capitalizations, Underlying Funds that invest using a growth or value style and

Underlying Funds that invest in companies in both developed countries and countries with emerging securities markets.

The Fund's current approximate Target Allocation ranges (expressed as a percentage of its net assets) among the asset classes are set out below. As these are Target Allocation ranges, the actual allocations of the Fund's assets may deviate from the ranges shown.


Equity Stock                                                           [ ]%

Fixed-Income Investments                                               [ ]%

Alternative Strategies                                                 [ ]%

Cash Equivalents                                                       [ ]%


The Fund may be rebalanced periodically to return to the Target Allocation ranges and inflows and outflows may be managed to attain the Target Allocation ranges. The Target Allocation ranges may be changed at any time, as described under "An Introduction to the Asset Allocation Process."

The Fund's fixed-income portion of the portfolio will seek to have an average quality rating of at least investment-grade and have a dollar-weighted average duration between three and ten years. Up to 10% of the Fund's assets may be invested in high-yield debt securities, commonly referred to as "junk bonds,"

which are rated below investment-grade.

The Fund also expects to employ a strategy (the "Option Strategy") of writing

(selling) call options (each a "Call Option") on equity indices, baskets of securities and exchange-traded funds ("ETFs") in an attempt to generate gains from option premiums as a means of enhancing payments to shareholders and reducing volatility. The value of the securities underlying the Call Options written by the Fund may not exceed 25% of the Fund's net assets, and is expected under normal conditions to be approximately 10% to 15% of the Fund's net assets.

The extent of the Fund's Option Strategy will depend on the Sub-Adviser's ongoing assessment of the attractiveness of writing (selling) options on equity securities. Because the performance of the securities underlying a Call Option are expected to correlate closely with the performance of one or more

Underlying Funds, the Fund will be effectively giving up, during the term of each Call Option, all or a portion of the benefits it would otherwise realize from a potential increase in the value of such Underlying Funds. Thus, in a strongly rising equity market, the Option Strategy may limit the Fund's ability to benefit from appreciation of Underlying Funds invested in equity securities.

At the same time, the premium received in connection with the sale of the Call

Option may partially offset potential declines in value of the Underlying Funds during periods of declining markets. The Fund may utilize additional option strategies, including utilizing call spreads, purchase put options or other types of options.

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

RISKS

You could lose money on an

investment in the Fund. The Fund may be affected by the following risks, among others:


AFFILIATED FUNDS - in managing the Fund, ING Investments will have the authority to select and substitute Underlying Funds. ING Investments may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to it by some Underlying Funds are higher than fees paid by other Underlying Funds. However, ING Investments is a fiduciary to the Fund and is legally obligated to act in the Fund's best interests when selecting

Underlying Funds.


ASSET ALLOCATION - assets will be allocated among funds and markets based on judgments made by the Adviser or Sub-Adviser. There is a risk that the Fund may allocate assets to an Underlying Fund or market that underperforms other asset classes. For example, the Fund may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.


CREDIT - the Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. The Fund may be subject to more credit risk than many bond funds, because the convertible securities and debt securities in which it invests may be lower-rated securities.


DERIVATIVES - derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.


FOREIGN INVESTMENTS - the Fund allocates assets to Underlying Funds that invest in foreign investments. Foreign investments may be riskier than U.S.

investments for many reasons, including: changes in currency exchange rates;

unstable political and economic conditions; a lack of adequate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent an Underlying Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES - when the Fund invests in Underlying

FUnds that invest in debt securities rated below investment-grade, its credit risk is greater than that of funds that buy only investment-grade debt securities. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Debt securities that are (or have fallen)

below investment-grade are exposed to a greater risk that their issuers might not meet their debt obligations. The market for these debt securities may be less liquid, making it difficult for the Fund to sell them quickly at an acceptable price. These risks can reduce the Fund's share price and the income it earns.



ILLIQUID SECURITIES - if a security is illiquid, the Fund might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.


INTEREST RATE - fixed-income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. High-yield instruments are even more sensitive to economic and market conditions than other fixed-income instruments.

MANAGED PAYMENT - the Fund is expected to make monthly payments under its

Managed Payment Policy regardless of the Fund's investment performance. Because these payments will be made from Fund assets, the Fund's monthly payments may reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its payments to shareholders under the Managed Payment Policy. The Fund may, under its Managed Payment Policy, return capital to shareholders which will decrease their cost basis in the Fund and will affect the amount of any capital gain on loss that shareholders realize when selling or exchanging their Fund shares.

MARKET TRENDS - from time to time, the stock market may not favor growth or value oriented securities in which an Underlying Fund invests. Rather, the market could favor securities to which an Underlying Fund is not exposed, or may not favor equities at all.


OPTIONS - there are numerous risks associated with transactions in options. A decision as to whether, when and how to write (sell) call options under a fund's strategy involves the exercise of skill and judgment, and even a well-

conceived transaction may be adversely affected by market behavior or unexpected events. A fund will write (sell) call options on equity indices,

baskets of securities and ETFs. The purchaser of the call option has the right to any appreciation in the value of the index, basket of securities or ETF over the exercise price up to and including the expiration date. Because the exercise of such options is settled in cash, writers (sellers) of such options cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. When a call option sold by a fund is exercised or closed out, the fund may be required to sell portfolio holdings to satisfy its obligations when it would not otherwise choose to do so, or the fund may choose to sell portfolio holdings to realize gains to offset the losses realized upon option exercise. Such sales would involve transaction costs borne by a fund and may result in realization of taxable capital gains, including short-term capital gains taxed at ordinary income tax rates, and may adversely impact the fund's after-tax returns.


PRICE VOLATILITY - the value of the Fund changes as the prices of the

Underlying Funds' investments go up or down. Equity securities face market,

issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries.

Issuer

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                        ING Global Target Payment Fund         3


ING GLOBAL TARGET PAYMENT FUND

--------------------------------------------------------------------------------

risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Fund may invest in Underlying Funds that invest in small- and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.


PROPRIETARY HEDGE FUND BETA STRATEGY - because the Fund allocates assets to an

Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Fund's performance may be lower than the returns of the broader stock market. The ability of the

Fund to match the performance of the beta component of hedge fund returns will be adversely affected by the costs of buying and selling investments as well as other expenses. The proprietary model used by the Sub-Adviser to identify the beta component of the returns of the HFRI Index is based on the Sub-Adviser's understanding of the interplay of certain market indices and does not assure successful achievment of the Fund's investment objective. To the extent that the data and analysis used in the model is not predictive of future events, the return of the Fund may deviate from the returns of the beta component of hedge fund returns. The market indices identified by the Sub-Adviser may not be successful in identifying the beta component of the return of the HFRI Index and there can be no assurance that the Fund will track hedge fund beta return.

SHORT EXPOSURES -  an Underlying Fund takes short exposure on market indices by investing in an instrument or derivative that rise in value with a fall in the related index. If the price of the index rises while the Fund has a short exposure to it, the Fund may have to cover its short exposure at a loss. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.


4  ING Global Target Payment Fund


                                                 ING GLOBAL TARGET PAYMENT FUND

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

HOW THE FUND HAS

PERFORMED


                 Since ING Global Target Payment Fund did not have a full year of operations as of December 31, 2008, there is no performance information included in this Prospectus. Please visit the

                 Fund's website at www.ingfunds.com to obtain performance

            information once it is available.


[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                              ING Global Target Payment Fund   5


                                                         WHAT YOU PAY TO INVEST

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

      There are two types of fees and expenses when you invest in mutual funds:

      fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund.


      The tables that follow show the fees and expenses you pay if you buy and hold shares of the Fund. The table that follows shows the fees and the estimated operating expenses for the Fund. The estimated expenses are based on the expenses paid by the Fund in the fiscal year ended October

      31, 2008. Shareholders of the Fund will indirectly bear the expenses of an Underlying Fund based upon the percentage of the Fund's assets that is allocated to the Underlying Fund. Because the fees and annual net operating expenses of the Underlying Fund, and the Fund's allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by the Fund may vary from year to year.


FEES YOU PAY DIRECTLY




                                                                    CLASS A(1)

                                                              ----------------------


MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF                        5.75(2)

  OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES             none(3)

  PRICE, WHICHEVER IS LESS)



(1)      The Fund does not impose any front-end sales charge (load) on reinvested dividends or distributions.

(2)      Reduced for purchases of $50,000 and over. Please see the discussion of sales charges in the Shareholder Guide section of this Prospectus.

(3)      A contingent deferred sales charge ("CDSC") of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Please see the discussion of sales charges in the Shareholder

         Guide section of this Prospectus.

OPERATING EXPENSES PAID EACH YEAR BY THE FUND(1)

(as a % of average net assets)





                                                               ACQUIRED

                              DISTRIBUTION                   (UNDERLYING)      TOTAL                            NET

                               AND SERVICE                       FUND           FUND                           FUND

                 MANAGEMENT      (12B-1)        OTHER            FEES        OPERATING      WAIVERS AND      OPERATING

CLASS               FEES          FEES       EXPENSES(2)   AND EXPENSES(3)    EXPENSES   REIMBURSEMENTS(4)   EXPENSES

----------      ------------ -------------- ------------- ----------------- ----------- ------------------- ----------


Class A    %         0.08          0.25         [ ]              [ ]           [ ]              [ ]            [ ]




--------------------------------------------------------------------------------


(1)      This table shows the estimated operating expenses for the Fund as a ratio of expenses to average daily net assets.

(2)      ING Funds Services, LLC receives an annual administrative fee equal to

         0.10% of the Fund's average daily net assets which is reflected in

         Other Expenses. [ Also includes an estimated 0.07% of non-recuring offering expenses and excluding this amount, Total Portfolio Operating

         Expenses would have been 1.56%. ]


(3)      The Fund's Acquired (Underlying) Funds Fees and Expenses is based on a weighted average of the fees and expenses of the Underlying Funds in which it invests. The amount of fees and expenses of the Underlying

         Funds borne by a Fund will vary based on the Fund's allocation of assets to, and the annualized net expenses of, the particular

         Underlying Funds during the Fund's fiscal year.


(4)      ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund excluding interest, taxes, brokerage commissions and extraordinary expenses to the amount set forth under Net Fund Operating Expenses subject to possible recoupment by ING Investments within three years.

         The amount of the Fund's expenses to be waived or reimbursed during the current fiscal year by ING Investments, LLC adjusted for contractual changes, if any, is shown under the heading Waivers and

         Reimbursements. The expense limits will continue through at least

         March 1, 2010. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments,

         LLC provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then-current term or upon termination of the investment management agreement. For more information on the expense limitation agreement, please see the

         SAI.


6  What You Pay to Invest


WHAT YOU PAY TO INVEST

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

      EXAMPLE

      The Example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

      The Example assumes that you invested $10,000, that you reinvested all your dividends, that the Fund earned an average annual return of 5%, and that annual operating expenses remained at the current level. Keep in mind that this is only an estimate - actual expenses and performance may vary.





                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                              --------  ---------  ---------  ---------


Class A(1)    $




(1)   The Example reflects any expense limitation agreements/waivers of the

      Fund and the Underlying Funds for the one-year period and the first year of the three-year period.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                       What You Pay to Invest  7


                                                         WHAT YOU PAY TO INVEST

--------------------------------------------------------------------------------

             ACQUIRED (UNDERLYING) FUNDS ANNUAL OPERATING EXPENSES

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Because we use a weighted average in calculating expenses attributable to the

Fund, the amount of the fees and expenses of the Class I shares of the

Underlying Funds indirectly borne by the Fund will vary based on the Fund's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Fund's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund.

CLASS I





                                                   NET OPERATING

UNDERLYING FUND                                      EXPENSES

------------------------------------------------  --------------


ING Alternative Beta Fund(1)                             [ ]%

ING Disciplined International SmallCap Fund(2)           [ ]%

ING Emerging Countries Fund(2)                           [ ]%

ING Global Equity Dividend Fund(2)                       [ ]%

ING Global Real Estate Fund(2)                           [ ]%

ING Index Plus International Equity(2)                   [ ]%

ING Intermediate Bond Fund(3)                            [ ]%

ING MidCap Opportunities Fund(4                          [ ]%

ING Small Company Fund(4                                 [ ]%

ING Tactical Asset Allocation Fund(5)                    [ ]%




The Fund may also allocate, in the future, to the following Underlying Funds,

but there can be no assurance that these allocations will occur.

CLASS I





                                                   NET OPERATING

UNDERLYING FUND                                      EXPENSES

------------------------------------------------  --------------


ING Emerging Markets Fixed Income Fund(2)                [ ]%

ING Global Bond Fund(2)                                  [ ]%

ING Global Natural Resources Fund(2)                     [ ]%

ING High Yield Bond Fund(5)                              [ ]%

ING Institutional Prime Money Market Fund(3)             [ ]%

ING International Growth Opportunities Fund(2)           [ ]%

ING International Value Fund(2)                          [ ]%





(1)   As of December 15, 2008.

(2)   As of October 31, 2008.

(3)   As of September 30, 2008.

(4)   As of November 30, 2008.

(5)   As the Underlying Fund or Class I shares of the Underlying Fund did not have a full calendar year of operation as of the date of this Prospectus,

      the expense ratios are estimated for the current fiscal year.


8  What You Pay to Invest


MORE INFORMATION ON INVESTMENT STRATEGIES

--------------------------------------------------------------------------------

MORE ON THE ASSET ALLOCATION PROCESS


As described earlier in this Prospectus, the Fund pursues its investment objective by investing in a combination of the Underlying Funds. Subject to the supervision of ING Investments, ING IM determines the mix of Underlying Funds and sets the appropriate Target Allocations and ranges for investments in those

Underlying Funds.


Periodically, based upon a variety of quantitative and qualitative factors, ING

IM uses economic and statistical methods to determine the optimal Target

Allocations and ranges for the Fund, the resulting allocations to the

Underlying Funds, and whether any Underlying Funds should be added or removed from the mix.

The factors considered may include the following:

(i)        the investment objective of the Fund and each of the Underlying

           Funds;

(ii)       economic and market forecasts;

(iii)      proprietary and third-party reports and analysis;

(iv)       the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

(v)        the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds' portfolio securities change, the

Fund's actual allocations will vary somewhat from the Target Allocations,

although the percentages generally will remain within an acceptable range of the Target Allocation percentages. If material changes are made, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. ING IM will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Fund and the Underlying Funds.

ING IM intends to rebalance the Fund on a periodic basis to attain the Target

Allocation investment allocations. When the Fund receives new investment proceeds or redemption requests, depending on the Fund's current cash reserves,

ING IM may determine to purchase additional shares or redeem shares of

Underlying Funds. In making those purchases or redemptions, ING IM will attempt to rebalance the Fund's holdings of Underlying Funds to bring them more closely in line with the Fund's Target Allocations. If ING IM believes it is in the best interests of the Fund and its shareholders to deviate from the Target

Allocations, it may rebalance more frequently, limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


The Fund seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Fund invests in the Underlying Funds,

shareholders will be affected by the investment strategies of each Underlying

Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the

Fund with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled

"More Information About Risks" later in this Prospectus for an expanded discussion of the risks listed below for a particular Underlying Fund.

You should note that over time the Fund will alter its allocation of assets among the Underlying Funds and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which the Fund will be invested in each Underlying Fund at any one time. As a result, the degree to which the Fund may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Fund has invested in the Underlying Fund.


[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                  More Information on Investment Strategies    9


MORE INFORMATION ON INVESTMENT STRATEGIES

--------------------------------------------------------------------------------

         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND

                         RISKS OF THE UNDERLYING FUNDS





INVESTMENT ADVISER/SUB-      UNDERLYING        INVESTMENT

         ADVISER                 FUND           OBJECTIVE


INVESTMENT ADVISER:       ING Alternative   To deliver

ING Investments, LLC      Beta Fund         investment

                                            results that

SUB-ADVISER:                                approximate

ING Investment                              the return and

Management Co.                              risk

                                            characteristics

                                            of the beta

                                            component of

                                            the universe of

                                            hedge funds as

                                            a broad asset

                                            class

                                            represented by

                                            the HFRI Fund

                                            Weighted

                                            Composite

                                            Index ("HFRI

                                            Index").


INVESTMENT ADVISER/SUB-

         ADVISER                           MAIN INVESTMENTS                             MAIN RISKS


INVESTMENT ADVISER:       Invests using a quantitative returns regression   Absence of Regulation, Credit/

ING Investments, LLC      methodology based on their performance of         Default, Commodities, Debt

                          the HFRI Index. The fund invests in financial     Securities, Derivatives, Foreign

SUB-ADVISER:              and derivative instruments that provide long      Investments, Illiquid Securities,

ING Investment            and/or short exposure to a group of market        Leverage, Market, Non-

Management Co.            indices which the Sub-Adviser has chosen          Diversification, Other Investment

                          based on its proprietary research as having, in   Companies, Proprietary Hedge

                          the aggregate, good explanatory power with        Fund Beta Strategy, Short

                          respect to the beta component of the returns      Exposures, Small- and Mid-Seized

                          of the HFRI Index, as well as implementation      Companies, and Portfolio

                          efficiency. At inception, the Fund may take       Turnover.

                          long and/or short positions in relation to

                          indices reflecting all market capitalizations of

                          U.S., foreign and emerging market equities;

                          commodities; equity market volatility and

                          currencies; as well as positions in U.S. dollar

                          money markets. The Fund does not invest in

                          hedge funds. The Fund uses a proprietary

                          model to dynamically manage the long and/or

                          short exposures of the Fund to these indices.

                          Each month the model uses the most recently

                          available HFRI Index performance data to

                          recalculate the long and/or short positions in

                          the Fund for the following month. The

                          financial and derivative instruments in which

                          the Fund may invest includes, among others,

                          futures contracts, ETFs, swaps, structured

                          notes, exchange-traded notes, forward

                          contracts, and cash represented by ING

                          Institutional Prime Money Market Fund and

                          other money market funds or high quality

                          debt securities. The Fund's investments may

                          not reflect a long position in each of the

                          indices and the Fund's net asset value ("NAV")

                          per share may decline from month to month

                          even if the value of any or all of the indices

                          used in the model increase during that time.

                          Total absolute exposure to market indices

                          (long and/or short) taken by the Fund will vary

                          month to month and could be up to 150% of

                          the value of the Fund as measured by the

                          absolute value of both long and short

                          positions taken by the Fund. The absolute

                          value is the sum of the value of the ETFs and

                          other instruments that the Fund invests in

                          directly and the notional value of the

                          exposures that the Fund obtains through

                          derivative instruments (including short sales).

                          Money market returns are used as an exposure

                          in the Sub-Adviser's investment model and the

                          Fund will also hold cash and/or cash

                          instruments in relation to its positions in

                          certain derivative instruments. Therefore, part

                          of the Fund's returns will represent returns on

                          money market funds or instruments.




10  More Information on Investment Strategies


  MORE INFORMATION ON INVESTMENT STRATEGIES

--------------------------------------------------------------------





INVESTMENT ADVISER/SUB-     UNDERLYING       INVESTMENT

         ADVISER                FUND          OBJECTIVE


INVESTMENT ADVISER:      ING Disciplined   Long-term

ING Investments, LLC     International     capital

                         SmallCap Fund     appreciation.

SUB-ADVISER:

ING Investment

Management Co.


INVESTMENT ADVISER/SUB-

         ADVISER                          MAIN INVESTMENTS                                MAIN RISKS


                         On an ongoing basis, the Fund's Sub-Adviser

                         will research additional or alternative market

                         index exposures that may be included in the

                         Sub-Adviser's model to improve the Fund's

                         ability to seek to identify the beta component

                         of HFRI Index returns and to approximate such

                         returns in the Fund on a going forward basis.

                         For example, other indices that have and may

                         be considered for use in the Sub Adviser's

                         model include domestic and foreign bonds,

                         credit spreads, real estate and option

                         strategies. The Fund is non-diversified, which

                         means that it may invest a significant portion

                         of its assets in a single issuer. The Fund may

                         engage in frequent and active trading of

                         portfolio securities to achieve its investment

                         objective.

INVESTMENT ADVISER:      Invests at least 80% of its net assets (plus       Derivatives, foreign investments,

ING Investments, LLC     borrowings for investment purposes) in             inability to sell securities, market

                         securities of small-capitalization companies       trends, non-diversified

SUB-ADVISER:             (those that have a market capitalization that      investment company, other

ING Investment           falls in the range of companies in the S&P/        investment companies, portfolio

Management Co.           Citigroup Extended Market Index World Ex.          turnover, price volatility,

                         U.S. Index). At least 65% of its assets will be    securities lending, small-

                         invested in companies located in a number of       capitalization companies, and

                         different countries other than the United          value investing.

                         States. May invest up to 35% of its assets in

                         U.S. issuers. May invest in companies with

                         emerging securities markets. May invest in

                         derivatives, including but not limited to,

                         futures, options, foreign currency contracts

                         and futures contracts. May invest in other

                         investment companies to the extent permitted

                         by the Investment Company Act of 1940, as

                         amended and the rules and regulations

                         thereunder ("1940 Act"). The fund is non-

                         diversified which means it may invest a

                         significant portion of its assets in a single

                         issuer. May also lend portfolio securities, up to

                         33  1/3% of its total assets.








INVESTMENT ADVISER:    ING Emerging     Maximum

ING Investments, LLC   Countries Fund   long-term

                                        capital

SUB-ADVISER:                            appreciation.

ING Investment

Management Advisors

B.V.


INVESTMENT ADVISER:    Invests at least 80% of its net assets (plus      Convertible securities, foreign

ING Investments, LLC   borrowings for investment purposes) in            investments, inability to sell

                       securities of issuers located in a number of      securities, market trends, price

SUB-ADVISER:           different countries with emerging securities      volatility, securities lending,

ING Investment         markets. May invest in large-, mid- and small-    small- and mid-capitalization

Management Advisors    sized companies. May invest up to 20% of its      companies, and value investing.

B.V.                   total assets in securities of U.S. and other

                       developed market issuers, including

                       investment-grade debt securities of U.S. issuers

                       and at least 75% of its total assets in common

                       and preferred stock, warrants and convertible

                       securities. May invest in other investment

                       companies to the extent permitted under the

                       1940 Act. May also lend portfolio securities, on

                       a short-term or long-term basis, up to 30%.




[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                   More Information on Investment Strategies  11


MORE INFORMATION ON INVESTMENT STRATEGIES

--------------------------------------------------------------------------------





INVESTMENT ADVISER/SUB-      UNDERLYING       INVESTMENT

         ADVISER                 FUND           OBJECTIVE


INVESTMENT ADVISER:       ING Global        Growth of

ING Investments, LLC      Equity Dividend   capital with

                          Fund              dividend

SUB-ADVISER:                                income as a

ING Investment                              secondary

Management Advisors                         consideration.

B.V.


INVESTMENT ADVISER/SUB-

         ADVISER                           MAIN INVESTMENTS                              MAIN RISKS


INVESTMENT ADVISER:       Invests at least 80% of its net assets (plus       Convertible securities, foreign

ING Investments, LLC      borrowings for investment purposes) in a           investments, inability to sell

                          portfolio of equity securities of dividend-        securities, market trends, other

SUB-ADVISER:              paying companies. At least 65% of its net          investment companies, price

ING Investment            assets will be invested in equity securities of    volatility, small- and mid-

Management Advisors       issuers of a number of different countries, one    capitalization companies, and

B.V.                      of which may be the United States, with at         securities lending.

                          least 75% of total assets invested in common

                          and preferred stock, warrants and convertible

                          securities. May invest in companies located in

                          countries with emerging securities markets.

                          May invest in other investment companies to

                          the extent permitted under the 1940 Act. May

                          also lend portfolio securities, up to 33  1/3% of

                          its total assets.








INVESTMENT ADVISER:    ING Global Real   High total

ING Investments, LLC   Estate Fund       return.

SUB-ADVISER:

Clarion Real Estate

Securities L.P.


INVESTMENT ADVISER:    Invests at least 80% of its net assets (plus      Concentration, convertible

ING Investments, LLC   borrowings for investment purposes) in a          securities, foreign investments,

                       portfolio of equity securities of companies       inability to sell securities, initial

SUB-ADVISER:           that are principally engaged in the real estate   public offering, market trends,

Clarion Real Estate    industry. The fund expects these investments      non-diversified investment

Securities L.P.        to be in common stock of large-, mid- and         company, other investment

                       small-sized companies, including real estate      companies, price volatility, real

                       investment trusts. May invest in companies        estate, Rule 144A securities,

                       located in countries with emerging securities     securities lending, and small- and

                       markets. May also invest in convertible           mid-capitalization companies.

                       securities, initial public offerings and Rule

                       144A securities. The fund is non-diversified,

                       which means it may invest a significant

                       portion of its assets in a single issuer. May

                       invest in other investment companies to the

                       extent permitted under the 1940 Act. May also

                       lend portfolio securities, up to 33  1/3% of its

                       total assets.








INVESTMENT ADVISER:    ING Index Plus   Outperform

ING Investments, LLC   International    the total return

                       Equity Fund      performance of

SUB-ADVISER:                            the Morgan

ING Investment                          Stanley Capital

Management Advisors                     International

B.V.                                    Europe,

                                        Australasia and

                                        Far East(Reg. TM) Index

                                        ("MSCI EAFE(Reg. TM)

                                        Index") while

                                        maintaining a

                                        market level of

                                        risk.


INVESTMENT ADVISER:    Invests at least 80% of its net assets (plus          Convertible securities,

ING Investments, LLC   borrowings for investment purposes) in stock          derivatives, foreign investments,

                       included in the MSCI EAFE(Reg. TM) Index, exchange-   inability to sell securities, other

SUB-ADVISER:           traded funds and derivatives (including futures       investment companies, portfolio

ING Investment         and options) whose economic returns are               turnover, price volatility, and

Management Advisors    similar to the MSCI EAFE(Reg. TM) Index or its        securities lending.

B.V.                   components. May also invest in securities that

                       are convertible into common stock included in

                       the MSCI EAFE(Reg. TM) Index. At any one time, the

                       fund will hold between 300 to 400 of the

                       stock included in the MSCI EAFE(Reg. TM) Index. May

                       invest in other investment companies to the

                       extent permitted under the 1940 Act. May also

                       lend portfolio securities, up to 33  1/3% of its

                       total assets.




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




INVESTMENT ADVISER/SUB-    UNDERLYING       INVESTMENT

         ADVISER               FUND          OBJECTIVE


INVESTMENT ADVISER:       ING            High level of

ING Investments, LLC      Intermediate   current income,

                          Bond Fund      consistent with

SUB-ADVISER:                             the

ING Investment                           preservation of

Management Co.                           capital and

                                         liquidity.


INVESTMENT ADVISER/SUB-

         ADVISER                           MAIN INVESTMENTS                                 MAIN RISKS


INVESTMENT ADVISER:       Invests at least 80% of its net assets (plus       Credit, derivatives, extension,

ING Investments, LLC      borrowings for investment purposes) in bonds       foreign investments, high-yield,

                          including, but not limited to, corporate,          lower-grade debt securities,

SUB-ADVISER:              government and mortgage bonds which, at            inability to sell securities, interest

ING Investment            the time of investment, are rated investment-      rate, investment models,

Management Co.            grade (at least BBB- by Standard & Poor's          mortgage-related securities,

                          Ratings Services or Baa3 by Moody's Investors      other investment companies,

                          Service, Inc.) or have an equivalent rating by a   portfolio turnover, prepayment,

                          nationally recognized statistical rating           price volatility, securities lending,

                          organization or of comparable quality if           and U.S. government securities

                          unrated. May invest a portion of its assets in     and obligations.

                          high-yield debt securities. The fund will seek

                          to maintain a minimum average portfolio

                          quality rating of at least investment-grade.

                          Generally, the sub-adviser maintains a dollar-

                          weighted average duration between three

                          and ten years. May also invest in preferred

                          stock, high-quality money market instruments,

                          municipal bonds, debt securities of foreign

                          issuers, securities denominated in foreign

                          currencies, foreign currencies, mortgage- and

                          asset-backed securities, and derivatives,

                          including futures, options and swaps involving

                          securities, securities indices and interest rates

                          which may be denominated in U.S. dollar or

                          foreign currencies. May enter into a series of

                          purchases and sole controls and other

                          investment techniques such as buy backs and

                          engage in dollar rolls. May also invest in other

                          investment companies to the extent permitted

                          under the 1940 Act. May lend portfolio

                          securities, up to 33  1/3% of its total assets.








INVESTMENT ADVISER:    ING MidCap      Long-term

ING Investments, LLC   Opportunities   capital

                       Fund            appreciation.

SUB-ADVISER:

ING Investment

Management Co.


INVESTMENT ADVISER:    Invests at least 80% of its net assets (plus        Derivatives, foreign investments,

ING Investments, LLC   borrowings for investment purposes) in              growth investing, inability to sell

                       common stock of mid-sized U.S. companies            securities, market trends, mid-

SUB-ADVISER:           (defined as those whose market                      capitalization companies, other

ING Investment         capitalizations fall within the range of            investment companies, portfolio

Management Co.         companies in the Russell MidCap(Reg. TM) Growth     turnover, price volatility, and

                       Index) believed to have growth potential. May       securities lending.

                       also invest in derivatives and foreign securities.

                       May invest in other investment companies to

                       the extent permitted under the 1940 Act. May

                       lend portfolio securities up to 33  1/3% of its

                       total assets.




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                                   More Information on Investment Strategies  13

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




INVESTMENT ADVISER/SUB-    UNDERLYING       INVESTMENT

         ADVISER               FUND           OBJECTIVE


INVESTMENT ADVISER:       ING Small      Growth of

ING Investments, LLC      Company Fund   capital

                                         primarily

SUB-ADVISER:                             through

ING Investment                           investment in a

Management Co.                           diversified

                                         portfolio of

                                         common stock

                                         of companies

                                         with smaller

                                         market

                                         capitalizations.


INVESTMENT ADVISER/SUB-

         ADVISER                               MAIN INVESTMENTS                                  MAIN RISKS


INVESTMENT ADVISER:       Invests at least 80% of its net assets (plus               Derivatives, foreign investments,

ING Investments, LLC      borrowings for investment purposes) in                     market trends, other investment

                          common stock of small-capitalization                       companies, price volatility,

SUB-ADVISER:              companies (defined as those included in the                securities lending, and small-

ING Investment            Standard & Poor's SmallCap 600 Index or the                capitalization company.

Management Co.            Russell 2000(Reg. TM) Index or, if not included in either

                          index, have market capitalizations between

                         $70 million and $5 billion). May invest, to a

                          limited extent, in foreign stock. May invest in

                          derivatives. May invest in other investment

                          companies to the extent permitted under the

                          1940 Act. May lend portfolio securities up to

                          33  1/3% of its total assets.








ADVISER:              ING Tactical       Outperform

ING Investments LLC   Asset Allocation   the Standard &

                      Fund               Poor's 500(Reg. TM)

SUB-ADVISER:                             Composite

ING Investment                           Stock Price

Management Co.                           ("S&P 500(Reg. TM)")

                                         Index.


ADVISER:              Invests primarily in securities that make up the      Asset allocation, convertible and

ING Investments LLC   S&P 500(Reg. TM) Index equity securities of issuers   debt securities, derivatives,

                      located within and outside the United States,         exchange-traded funds, foreign

SUB-ADVISER:          bond and currency markets and ETFs. Equity            investments, inability to sell

ING Investment        securities include, but are not limited to,           securities, interest rate, market

Management Co.        common and preferred stock, warrants and              trends, other investment

                      convertible securities. The fund will also invest     companies, price volatility,

                      in derivatives, including, but not limited to,        securities lending, small- and

                      futures, swaps and forward currency contracts.        mid-capitalization companies,

                      May invest in companies with market                   and sovereign debt.

                      capitalizations of any size. Will generally in

                      vest in sovereign debt of developed nations

                      with effective maturities of five to thirty years.

                      May also invest in other investment companies

                      to the extent permitted under the 1940 Act.

                      May lend portfolio securities up to 33  1/3% of

                      its total assets.




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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND

            RISKS OF THE UNDERLYING FUNDS IN WHICH THE FUND MAY MAKE

                               FUTURE ALLOCATIONS





INVESTMENT ADVISER/SUB-     UNDERLYING      INVESTMENT

         ADVISER                FUND          OBJECTIVE


INVESTMENT ADVISER:       ING Emerging    Maximize total

ING Investments, LLC      Markets Fixed   return.

                          Income Fund

SUB-ADVISER:

ING Investment

Management Advisors,

B.V.


INVESTMENT ADVISER/SUB-

         ADVISER                           MAIN INVESTMENTS                              MAIN RISKS


INVESTMENT ADVISER:       Invests at least 80% of its net assets (plus      Convertible securities, credit,

ING Investments, LLC      borrowings for investment purposes) in debt       debt securities, derivatives,

                          securities or issuers located in or primarily     emerging markets, foreign

SUB-ADVISER:              conducting their business in emerging market      investments, high-yield, lower-

ING Investment            countries. The fund expects to maintain           grade debt securities, illiquid

Management Advisors,      investments in a number of different              securities, inability to sell

B.V.                      emerging market countries. Debt securities        securities, other investment

                          include fixed-rate instruments, convertible       companies, non-diversified

                          bonds, bonds associated with restructured         investment company, price

                          syndicated or bank loans (e.g., Brady Bonds)      volatility, and securities lending.

                          and subordinated bonds. May invest in

                          warrants, structured securities, derivative

                          securities (including futures and forward

                          contracts, options on futures contracts, foreign

                          currencies, securities and stock indices,

                          structured notes and indexed securities, swaps,

                          caps, floors and collars) and below investment-

                          grade bonds (including corporate bonds from

                          emerging markets). The sub-adviser generally

                          invests in securities of various maturities. May

                          also invest in money-market instruments with

                          maturities not exceeding 397 days. May also

                          invest up to 20% its total assets in floating-

                          rate instruments. The fund is non-diversified

                          and may invest a higher percentage of its

                          assets in any one issuer. May invest in other

                          investment companies to the extent permitted

                          under the 1940 Act. May lend portfolio

                          securities up to 33  1/3% of its total assets.




[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                   More Information on Investment Strategies  15

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




INVESTMENT ADVISER/SUB-   UNDERLYING     INVESTMENT

         ADVISER              FUND         OBJECTIVE


INVESTMENT ADVISER:       ING Global   Maximize total

ING Investments, LLC      Bond Fund    return through

                                       a combination

SUB-ADVISER:                           of current

ING Investment                         income and

Management Co.                         capital

                                       appreciation.


INVESTMENT ADVISER/SUB-

         ADVISER                           MAIN INVESTMENTS                               MAIN RISKS


INVESTMENT ADVISER:       Invests at least 80% of its net assets (plus       Borrowing/leverage, credit, debt

ING Investments, LLC      borrowings for investment purposes) in bonds       securities, derivatives, foreign

                          of issuers in a number of different countries,     investments, high-yield, lower-

SUB-ADVISER:              which may include the United States. May           grade debt securities, inability to

ING Investment            invest in securities of issuers located in         sell securities, interest rate,

Management Co.            developed and emerging market countries            mortgage-related securities, non-

                          and may be denominated in foreign currencies       diversified investment company,

                          or in the U.S. dollar. May hedge its exposure to   other investment companies,

                          securities denominated in foreign currencies.      portfolio turnover, price

                          May borrow money from banks and invest the         volatility, and securities lending.

                          proceeds of such loans in portfolio securities as

                          permitted under the 1940 Act. Invests

                          primarily in investment-grade securities which

                          include, but are not limited to, corporate and

                          government bonds which, at the time of

                          investment, are rated investment-grade (at

                          least BBB- by Standard & Poor's Ratings

                          Services or Baa3 by Moody's Investors Service,

                          Inc.) or have an equivalent rating by a

                          nationally recognized statistical rating

                          organization, or are of comparable quality if

                          unrated. May also invest in preferred stock,

                          money market instruments, municipal bonds,

                          commercial and residential mortgage-backed

                          securities, asset-backed securities, other

                          securities and structured debt products,

                          private placements and other investment

                          companies. May also invest up to 5% of its

                          assets in a combination of floating rate

                          secured loans and shares of ING Prime Rate

                          Trust. Although it may invest a portion of its

                          assets in high-yield debt securities rated below

                          investment-grade, it will seek to maintain a

                          minimum weighted average portfolio quality

                          rating of at least investment-grade. The dollar-

                          weighted average portfolio duration will

                          generally range between two and nine years.

                          May use futures, swaps (including interest rate

                          swaps, total return swaps and credit default

                          swaps), options and other derivative

                          instruments. May utilize buy backs, dollar rolls

                          and reverse repurchase agreements. The fund

                          is non-diversified which means it may invest a

                          significant portion of its assets in a single

                          issuer. May also lend portfolio securities, up to

                          33  1/3% of its total assets.




16  More Information on Investment Strategies

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




INVESTMENT ADVISER/SUB-     UNDERLYING       INVESTMENT

         ADVISER                FUND          OBJECTIVE


INVESTMENT ADVISER:       ING Global       Long-term

ING Investments, LLC      Natural          capital

                          Resources Fund   appreciation.

SUB-ADVISER:

ING Investment

Management Co.


INVESTMENT ADVISER/SUB-

         ADVISER                            MAIN INVESTMENTS                               MAIN RISKS


INVESTMENT ADVISER:       Invests at least 80% of its net assets (plus        Commodities, concentration,

ING Investments, LLC      borrowings for investment purposes) in the          debt securities, derivatives,

                          equity securities of companies in the natural       foreign investments, inability to

SUB-ADVISER:              resources industries located in a number of         sell securities, market trends,

ING Investment            different countries, one of which may be the        natural resources, non-diversified

Management Co.            United States. A company is considered to be        investment company, other

                          in a natural resources industry when it is          investment companies, over-the-

                          significantly engaged, directly or indirectly, in   counter investment, portfolio

                          natural resources, meaning that at least 50%        turnover, price volatility, and

                          of its assets, revenues, or operating profits are   securities lending.

                          involved in or result from researching,

                          exploring, developing, mining, refining,

                          processing, fabricating, transporting, trading,

                          distributing or owning natural resource assets.

                          The fund is permitted to invest up to a

                          maximum of 50% of its assets in any single

                          industry that is engaged in any of the types of

                          natural resources set out above. May invest in

                          securities issued by companies that are not in

                          natural resources industries, investment-grade

                          corporate debt and repurchase agreements,

                          and commodities including gold bullion and

                          coins. May invest without limit in securities of

                          foreign issuers, including emerging markets.

                          May invest in equity securities listed on the

                          U.S. or foreign securities exchanges or traded

                          over-the-counter and include: common stock;

                          direct equity interests in trusts (including

                          Canadian Royalty Trusts); preferred stock;

                          partnerships, including master limited

                          partnerships; restricted securities; American

                          Depositary Receipts; and Global Depositary

                          Receipts. May also invest in mid- and small-

                          sized companies. May invest in derivatives and

                          structured notes whose value is linked to the

                          price of a commodity or commodity index. The

                          fund is non-diversified, and when compared

                          with other funds, may invest a greater portion

                          of its assets in a particular issuer. May also

                          invest in other investment companies to the

                          extent permitted under the 1940 Act. May also

                          lend portfolio securities, up to 33  1/3% of its

                          total assets.




[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                   More Information on Investment Strategies  17

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--------------------------------------------------------------------------------





INVESTMENT ADVISER/SUB-     UNDERLYING       INVESTMENT

         ADVISER                FUND           OBJECTIVE


INVESTMENT ADVISER:       ING High-Yield   High level of

ING Investments, LLC      Bond Portfolio   current income

                                           and total

SUB-ADVISER:                               return.

ING Investment

Management Co.


INVESTMENT ADVISER/SUB-

         ADVISER                           MAIN INVESTMENTS                               MAIN RISKS


INVESTMENT ADVISER:       Invests at least 80% of its net assets (plus      Credit, derivatives, foreign

ING Investments, LLC      borrowings for investment purposes) in a          investments, high-yield, lower-

                          portfolio of high-yield (high risk) bonds,        grade debt securities, inability to

SUB-ADVISER:              commonly referred to as "junk bonds." High-       sell securities, interest rate, other

ING Investment            yield bonds are debt securities that, at the      investment companies, price

Management Co.            time of purchase, are not rated by a nationally   volatility, and securities lending.

                          recognized statistical rating organization or

                          are rated below investment-grade. The fund

                          defines high-yield bonds to include: bank

                          loans; payment-in-kind securities; fixed and

                          variable floating rate and deferred interest

                          debt obligations; zero-coupon bonds and debt

                          obligations provided they are unrated or rated

                          below investment-grade. There are no

                          restrictions on the average maturity of the

                          fund or the maturity of any single investment.

                          May invest in investment-grade debt

                          securities; common and preferred stock; U.S.

                          government securities; money market

                          instruments; and debt securities of foreign

                          issuers including securities of companies in

                          emerging markets. May invest in derivatives,

                          including, but not limited to structured debt

                          obligations, dollar roll transactions and swap

                          agreements, including credit default swaps.

                          May invest in companies of any size. May

                          invest in other investment companies to the

                          extent permitted under the 1940 Act. May

                          lend portfolio securities up to 33  1/3% of its

                          assets.




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




INVESTMENT ADVISER/SUB-       UNDERLYING         INVESTMENT

         ADVISER                  FUND            OBJECTIVE


INVESTMENT ADVISER:       ING Institutional   High level of

ING Investments, LLC      Prime Money         current income

                          Market Fund         consistent with

SUB-ADVISER:                                  the

ING Investment                                preservation of

Management Co.                                capital and

                                              liquidity and

                                              the

                                              maintenance of

                                              a stable $1.00

                                              NAV per share.


INVESTMENT ADVISER/SUB-

         ADVISER                           MAIN INVESTMENTS                            MAIN RISKS


INVESTMENT ADVISER:       Invests in a portfolio of high-quality, U.S.      Concentration, credit, foreign

ING Investments, LLC      dollar denominated, short-term debt securities    investments, interest rate,

                          that are determined by the sub-adviser to         mortgage-related securities,

SUB-ADVISER:              present minimal credit risks. May maintain a      other investment companies,

ING Investment            rating from one or more rating agencies that      prepayment, repurchase

Management Co.            provide ratings on money market funds.            agreements, and U.S.

                          Obligations in which the fund invests             government securities and

                          generally have remaining maturities of 397        obligations.

                          days or less, although it may, to the extent

                          permissible, invest in instruments subject to

                          repurchase agreements and certain variable

                          and floating rate obligations that bear longer

                          final maturities. The dollar-weighted average

                          portfolio maturity will not exceed 90 days. Will

                          invest in obligations permitted under Rule 2a-

                          7 including, but not limited to: U.S.

                          government securities and obligations of its

                          agencies or instrumentalities; commercial

                          paper, mortgage- and asset-backed securities,

                          repurchase agreements, guaranteed

                          investment contracts, municipal securities,

                          loan participation interests and medium-term

                          notes; other money market mutual funds; and

                          domestic Yankee Dollar and Eurodollar

                          obligations including certificates of deposit,

                          fixed-time deposits, bankers acceptances, and

                          other promissory notes including floating and

                          variable rate obligations issued by U.S. or

                          foreign bank holding companies and their

                          bank subsidiaries, branches and agencies. May

                          invest more than 25% or its total assets in

                          instruments issued by domestic banks. May

                          significantly invest in securities issued by

                          financial services companies including, among

                          other entities, banks and bank holding

                          companies, investment banks, trust

                          companies, insurance companies, finance

                          companies and broker-dealers. May purchase

                          securities on a when-issued basis and purchase

                          or sell them on a forward commitment basis.

                          May also invest in variable rate master

                          demand obligations.




[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                   More Information on Investment Strategies  19

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--------------------------------------------------------------------------------





INVESTMENT ADVISER/SUB-     UNDERLYING       INVESTMENT

         ADVISER                FUND          OBJECTIVE


INVESTMENT ADVISER:       ING             Long-term

ING Investments, LLC      International   growth of

                          Growth          capital through

SUB-ADVISER:              Opportunities   investment in

ING Investment            Fund            equity

Management Co.                            securities and

                                          equity

                                          equivalents of

                                          companies

                                          outside the

                                          United States.


INVESTMENT ADVISER/SUB-

         ADVISER                            MAIN INVESTMENTS                              MAIN RISKS


INVESTMENT ADVISER:       Invests at least 65% of its net assets in equity    Convertible securities, debt

ING Investments, LLC      securities of issuers located in a number of        securities, derivatives, foreign

                          different countries outside of the United           investments, inability to sell

SUB-ADVISER:              States. Invests primarily in large-capitalization   securities, market trends, other

ING Investment            companies but may also invest in mid- and           investment companies, portfolio

Management Co.            small-sized companies. It generally invests in      turnover, price volatility, and

                          common and preferred stock, warrants and            securities lending.

                          convertible securities. May invest in companies

                          located in countries with emerging securities

                          markets. May invest in government debt

                          securities of developed foreign countries. May

                          invest up to 35% of its assets in securities of

                          U.S. issuers, including investment-grade

                          government and corporate debt securities.

                          May invest in derivatives, including, but not

                          limited to, futures, options and foreign

                          currency contracts. May also invest in other

                          investment companies, including ETFs, to the

                          extent permitted under the 1940 Act. May also

                          lend portfolio securities, up to 33  1/3% of its

                          total assets.








INVESTMENT ADVISER:     ING             Long-term

ING Investments, LLC    International   capital

                        Value Fund      appreciation.

SUB-ADVISER:

Brandes Investment

Partners, L.P. and ING

Investment Management

Co.


INVESTMENT ADVISER:     Invests primarily in foreign companies with         Convertible securities, debt

ING Investments, LLC    market capitalizations greater than $1 billion,     securities, derivatives, foreign

                        but it may hold up to 25% of its assets in          investments, inability to sell

SUB-ADVISER:            companies with smaller market capitalizations.      securities, market trends, other

Brandes Investment      The fund holds common stock, preferred              investment companies, price

Partners, L.P. and ING  stocks, warrants, American Depositary               volatility, securities lending, and

Investment Management   Receipts, European Depositary Receipts and          value investing.

Co.                     Global Depositary Receipts, as well as

                        convertible securities. May invest up to 35% of

                        its assets in securities of U.S. issues, including

                        investment-grade government and corporate

                        debt securities. May invest in derivative

                        instruments, including futures, options and

                        swaps, among others. Under normal

                        circumstances, the fund will invest at least

                        65% of its assets in securities of companies

                        located in a number of different countries

                        other than the United States, which may

                        include countries with emerging securities

                        markets. May invest in other investment

                        companies to the extent permitted under the

                        1940 Act. May also lend portfolio securities, up

                        to 33  1/3% of its total assets.




20  More Information on Investment Strategies


SHAREHOLDER GUIDE                    HOW TO PURCHASE SHARES

--------------------------------------------------------------------------------

ING PURCHASE OPTIONS

You may select from up to three separate classes of shares: Class A, Class I,

and Class W shares. Class I and Class W shares are not offered in this

Prospectus.

CLASS A

o  Front-end sales charge, as described later in this section.

o  Distribution and service (12b-1) fees of 0.25%.

You and/or your investment professional also should take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled. As an example, as is discussed below, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts. The Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount. In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform the Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated. The SAI discusses specific classes of investors who may be eligible for a reduced sales charge. In addition, more information regarding sales charges and applicable breakpoints may be found on the Fund's website by going to www.ingfunds.com, clicking on the "Forms &

Literature" link, and then using the "Shareholder Guides" link found under the

"Prospectuses & Reports" section and selecting the appropriate Fund link.

Finally, there are classes that are not available in this Prospectus that may be more appropriate for you. Please review the disclosure about all of the available Fund classes carefully. Before investing, you should discuss which share class may be right for you with your investment professional and review the prospectus for that share class.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

To pay for the cost of promoting the Fund and servicing your shareholder account, the Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of Class A shares. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.

HOW WE COMPENSATE INTERMEDIARIES FOR SELLING ING MUTUAL FUNDS

ING mutual funds are distributed by ING Funds Distributor, LLC ("Distributor").

The Distributor is a broker-dealer that is licensed to sell securities. The

Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each

ING mutual fund also has an investment adviser ("Adviser") which is responsible for managing the money invested in each of the mutual funds. Both of these entities (collectively, "ING") may compensate an intermediary for selling ING mutual funds.

Only persons licensed with the Financial Industry Regulatory Authority

("FINRA") as a registered representative (often referred to as a broker or financial adviser) and associated with a specific broker-dealer may sell an ING mutual fund to you. The Distributor has agreements in place with each of these broker-dealers defining specifically what those broker-dealers will be paid for the sale of a particular ING mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from ING. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.

The Fund's Adviser or the Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund including affiliates of the Adviser and the Distributor. These amounts would be in addition to the distribution payments made by the Fund under the distribution agreements. The payments made under these arrangements are paid by the Adviser or the Distributor. Additionally, if a fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in funds advised by ING meets certain target levels or increases over time.

The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions including affiliated entities.

These additional fees paid to intermediaries may take the following forms: (1)

a percentage of that entity's customer assets invested in ING mutual funds; (2)

a percentage of that entity's gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to: (1) 0.30% per annum of the value of the Fund's shares held by the broker-dealer's customers; or (2)

0.20% of the value of the Fund's shares sold by the broker-dealer during a particular period. In accordance with these practices, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets. If you invested $10,000, the Distributor could pay a maximum of $20 for that sale.

The Fund's Adviser or the Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds including affiliated companies. This may take the form of cash incentives and non-cash compensation and may include, but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that ING mutual funds are made available by those broker-dealers for their customers. The Sub-Adviser of the Fund may contribute to non-cash compensation arrangements.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    21


HOW TO PURCHASE SHARES                                        SHAREHOLDER GUIDE

--------------------------------------------------------------------

Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.


The top 25 firms we paid to sell our mutual funds as of the last calendar year are:


A.G. Edwards & Sons, Inc.; Bear Stearns Securities Corp.; Charles Schwab & Co.;

Citigroup Global Markets; Directed Services LLC; Financial Network Investment;

First Clearing, LLC; H&R Block Financial Advisors; ING DIRECT Securities, Inc.;

ING Financial Advisors; ING Life Insurance and Annuity Company; Linsco Private

Ledger Financial; Merrill Lynch; MS & Co. ("Morgan Stanley"); Multi Financial

Securities; National Financial Services Corp.; Oppenheimer & Co.; Pershing,

LLC; Primevest Financial Services, Inc.; Prudential Investment Management

Services; Raymond James Financial Services; RBC Dain Rauscher, Inc.; UBS

Financial Services, Inc.; Wachovia Securities; and Wells Fargo Investments.

Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

SALES CHARGE CALCULATION

CLASS A

Class A shares of the Fund are sold subject to the following sales charge:




                              AS A % OF         AS A % OF NET

YOUR INVESTMENT           OFFERING PRICE(1)    AMOUNT INVESTED


Less than $50,000            5.75                      6.10

$50,000 - $99,999            4.50                      4.71

$100,000 - $249,999          3.50                      3.63

$250,000 - $499,999          2.50                      2.56

$500,000 - $1,000,000        2.00                      2.04

$1,000,000 and over                        See below



--------------

(1)   The term "offering price" includes the front-end sales charge.

INVESTMENTS OF $1 MILLION OR MORE. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, except as described below, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase,

as follows:




                                           PERIOD DURING WHICH

YOUR INVESTMENT                 CDSC          CDSC APPLIES


$1,000,000 - $2,499,999          1.00%            2 years

$2,500,000 - $4,999,999          0.50%             1 year

$5,000,000 and over              0.25%             1 year



SALES CHARGE REDUCTIONS AND WAIVERS

REDUCED OR WAIVED FRONT-END SALES CHARGES. You may reduce the initial sales charge on a purchase of Class A shares of the Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules.

You may do this by:

o  LETTER OF INTENT - lets you purchase shares over a 13-month period and pay the same sales charge as if the shares had all been purchased at once.

o  RIGHTS OF ACCUMULATION - lets you add the value of shares of any open-end

   ING Fund (excluding ING Money Market Fund and ING Classic Money Market

   Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.

o  COMBINATION PRIVILEGE - shares held by investors in the ING Funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.

In addition, certain investors may be eligible for special purchases of Class A shares at NAV. This may be done by:


o  REINSTATEMENT PRIVILEGE - if you sell Class A shares of the Fund (or shares of other ING Funds managed by ING Investments, LLC) and reinvest any of the proceeds in Class A shares of another ING Fund within 90 days. For additional information regarding the reinstatement privilege, contact a

   Shareholder Services Representative or see the SAI; or


o  PURCHASES BY CERTAIN ACCOUNTS - Class A shares may be purchased at NAV by certain fee-based programs offered through selected registered investment advisers, broker-dealers and other financial intermediaries.

See the Account Application or the SAI for details, or contact your investment professional or a Shareholder Services Representative for more information.

CDSC WAIVERS. If you notify the Transfer Agent at the time of redemption, the

CDSC for each class will be waived in the following cases:

o  Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

o  Reinvestment of dividends and capital gains distributions.

If you think you may be eligible for a CDSC waiver, contact your investment professional or a Shareholder Services Representative.

REINSTATEMENT PRIVILEGE. If you sell Class A shares of the Fund, you may be eligible for a full or prorated credit of the CDSC paid on the sale when you make an investment up to the amount redeemed in the same share class within 90 days of the eligible sale. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your investment professional or a Shareholder Services Representative, or see the SAI for more information.

22    Shareholder Guide


SHAREHOLDER GUIDE                    HOW TO PURCHASE SHARES

--------------------------------------------------------------------------------

PURCHASE OF SHARES

The minimum initial investment amounts for the Fund are as follows:

o  Non-retirement accounts: $10,000.

o  Retirement accounts: $10,000.

o  Pre-Authorized Investment Plan: $10,000 to open; you must invest at least

   $100 a month.

o  Certain omnibus accounts (accounts of investors who purchase fund shares through certain financial intermediaries where the share holdings are held in the name of the financial intermediary): $250.

o  There are no investment minimums for any subsequent purchases.

Make your investment using the methods outlined in the table on the right.


The Fund and the Distributor reserve the right to reject any purchase order.

Please note that cash, traveler's checks, third-party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.

bank) generally will not be accepted. The Fund and the Distributor reserve the right to waive minimum investment amounts. Waiver of the minimum investment amount can increase operating expenses of the Fund. The Fund and the

Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $10,000.





                             Initial                 Additional

      Method             Investment                Investment


BY CONTACTING      An investment             Visit or consult an

YOUR             professional with an      investment

INVESTMENT       authorized firm can       professional.

PROFESSIONAL     help you establish and

                  maintain your account.

BY MAIL            Visit or consult an       Fill out the Account

                  investment                Additions form

                  professional. Make        included on the bottom

                  your check payable to     of your account

                  ING Funds and mail it,    statement along with

                  along with a              your check payable to

                  completed Account         ING Funds and mail

                  Application. Please       them to the address on

                  indicate your             the account statement.

                  investment                Remember to write

                  professional on the       your account number

                  New Account               on the check.

                  Application.

BY WIRE            Call the ING              Wire the funds in the

                  Operations                same manner described

                  Department at             under "Initial

                  (800) 922-0180            Investment."

                  and select Option 4 to

                  obtain an account

                  number and indicate

                  your investment

                  professional on the

                  account.

                  Instruct your bank to

                  wire funds to the Fund

                  in the care of:

                  State Street Bank

                  and Trust Company

                  ABA # 011000028

                  Boston, MA

                  credit to:

                  __________

                  (the Fund)

                  A/C #75000216; for

                  further credit to

                  Shareholder

                  A/C #

                  __________

                  (A/C # you received

                  over the telephone)

                  Shareholder Name:

                  __________

                  (Your Name Here)

                  After wiring funds

                  you must complete

                  the Account

                  Application and send

                  it to:

                  ING Funds

                  P.O. Box 219368

                  Kansas City, MO

                  64121-9368



[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    23


HOW TO PURCHASE SHARES                                        SHAREHOLDER GUIDE

--------------------------------------------------------------------

CUSTOMER IDENTIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.


What this means for you: the Fund, the Distributor, or a third-party selling you the Fund must obtain the following information for each person that opens an account:


o  Name;

o  Date of birth (for individuals);

o  Physical residential address (although post office boxes are still permitted for mailing); and

o  Social Security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

FEDERAL LAW PROHIBITS THE FUND, THE DISTRIBUTOR AND OTHER FINANCIAL

INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING

INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF

THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.

FREQUENT TRADING - MARKET TIMING

The Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Fund. The Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that the Fund determines not to be in the best interest of the Fund.

The Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser to invest assets in an orderly,

long-term manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance.

Because the Underlying Funds invest in foreign securities it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market,

but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage."

Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the

Underlying Fund calculates its NAV such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly,

Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying

Funds' shares which negatively affects long-term shareholders.


The Fund and Underlying Funds' Board of Directors ("Board") have adopted policies and procedures designed to deter frequent, short-term trading in shares of the Fund and the Underlying Funds. Consistent with this policy, the

Fund and the Underlying Funds monitor trading activity. Shareholders may make exchanges among their accounts with ING Funds four (4) times each year. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k),

etc.) beneficially owned by the same shareholder will be treated as a single transaction. Subsequent transactions may not be effected within 30 days of the last transaction. In addition, purchase and sale transactions that are the functional equivalent of exchanges will be subject to these limits. On January

1 of each year, the limit restriction will be reset for all shareholders and any trade restrictions that were placed on an account due to a violation of the policy in the prior year will be removed. The Fund and the Underlying Funds reserve the right to specifically address any trading that might otherwise appear to comply with the restrictions described above if after consultation with appropriate compliance personnel, it is determined that such trading is nevertheless abusive or adverse to the interests of long-term shareholders. The

Fund and the Underlying Funds also reserve the right to modify the frequent trading-market timing policy at any time without prior notice depending on the needs of the Fund and the Underlying Funds and/or state or federal regulatory requirements.


If an activity is identified as problematic after further investigation, the

Fund and the Underlying Funds reserve the right to take any necessary action to deter such activity. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the

Fund and the Underlying Funds' frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading.

Although the restrictions described above are designed to discourage frequent,

short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the

Fund and the Underlying Funds will occur. Moreover, in enforcing such restrictions, the Fund and the Underlying Funds are often required to make decisions that are inherently subjective. The

24    Shareholder Guide


SHAREHOLDER GUIDE                    HOW TO PURCHASE SHARES

--------------------------------------------------------------------------------

Fund and the Underlying Funds strive to make these decisions to the best of their abilities in a manner that they believe is in the best interest of shareholders.

Shareholders may invest in the Fund and the Underlying Funds through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate transactions. Such intermediaries include broker-

dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Fund and the

Underlying Funds administrator now has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Fund and the Underlying Funds.

In some cases, the Fund and the Underlying Funds will rely on the intermediaries' excessive trading policies and such policies shall define the trading activity in which the shareholder may engage. This shall be the case where the Fund and the Underlying Funds are used in certain retirement plans offered by affiliates. With trading information received as a result of agreements, the Fund and the Underlying Funds may make a determination that certain trading activity is harmful to the Funds and their shareholders even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Fund and the Underlying Funds may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.

RETIREMENT PLANS


The Fund has available prototype qualified retirement plans for corporations and self-employed individuals. It also has available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers) and Simplified

Employee Pension Plans. State Street Bank and Trust Company ("SSB") acts as the custodian under these plans. For further information, contact a Shareholder

Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.


[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    25


HOW TO REDEEM SHARES                                          SHAREHOLDER GUIDE

--------------------------------------------------------------------

You may redeem shares by using the methods outlined in the table on the right.

Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

o  Your account must have a current value of at least $10,000.

o  Minimum withdrawal amount is $100.

o  You may choose from monthly, quarterly, semi-annual or annual payments.


For additional information, contact a Shareholder Services Representative or refer to the Account Application or the SAI.


PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined

NAV but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.


The Fund normally intends to pay in cash for all shares redeemed but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at its then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.





             Method                               Procedures


BY CONTACTING YOUR          You may redeem shares by contacting your

INVESTMENT PROFESSIONAL    investment professional. Investment

                            professionals may charge for their services

                            in connection with your redemption

                            request but neither the Fund nor the

                            Distributor imposes any such charge.

BY MAIL                     Send a written request specifying the Fund

                            name and share class, your account

                            number, the name(s) in which the account

                            is registered, and the dollar value or

                            number of shares you wish to redeem to:

                            ING Funds

                            P.O. Box 219368

                            Kansas City, MO 64121-9368

                            If certificated shares have been issued, the

                            certificate must accompany the written

                            request. Corporate investors and other

                            associations must have an appropriate

                            certification on file authorizing

                            redemptions. A suggested form of such

                            certification is provided on the Account

                            Application. A signature guarantee may be

                            required.

BY TELEPHONE -              You may redeem shares by telephone on

EXPEDITED REDEMPTION       all accounts other than retirement

                            accounts unless you check the box on the

                            Account Application which signifies that

                            you do not wish to use telephone

                            redemptions. To redeem by telephone, call

                            the Shareholder Services Representative at

                            (800) 992-0180.

                            RECEIVING PROCEEDS BY CHECK:

                            You may have redemption proceeds (up to

                            a maximum of $100,000) mailed to an

                            address which has been on record with ING

                            Funds for at least 30 days.

                            RECEIVING PROCEEDS BY WIRE:

                            You may have redemption proceeds

                            (subject to a minimum of $5,000) wired to

                            your pre-designated bank account. You will

                            not be able to receive redemption

                            proceeds by wire unless you check the box

                            on the Account Application which signifies

                            that you wish to receive redemption

                            proceeds by wire and attach a voided

                            check. Under normal circumstances,

                            proceeds will be transmitted to your bank

                            on the business day following receipt of

                            your instructions provided redemptions

                            may be made. In the event that share

                            certificates have been issued, you may not

                            request a wire redemption by telephone.



26    Shareholder Guide


SHAREHOLDER GUIDE                                TRANSACTION POLICIES

--------------------------------------------------------------------------------

NET ASSET VALUE

The NAV per share for each class of the Fund is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange

("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the

NYSE). The Fund is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of each class of the

Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The NAV of the Fund is generally based upon the NAVs of the Underlying Funds.

In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Underlying Funds will generally be valued at the latest NAV reported by those investment companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.

Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Fund's or an Underlying Fund's NAV is not calculated. As a result, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

When market quotations are not available or are deemed unreliable, a sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's

Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

o  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

o  Securities of an issuer that has entered into a restructuring;

o  Securities whose trading has been halted or suspended;

o  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

o  Securities that are restricted as to transfer or resale.

Options that are traded over-the-counter will be valued using one of three methods: (1) dealer quotes, (2) industry models with objective inputs, or (3)

by using a benchmark arrived at by comparing prior-day dealer quotes with the corresponding change in the underlying security or index. Exchange traded options will be valued using the last reported sale. If no last sale is reported, exchange traded options will be valued using an industry accepted model such as "Black Scholes." Options on currencies purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of over-the-counter options.

Each Underlying Fund's Adviser or sub-adviser may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determines its

NAV per share. Please refer to the prospectus for each Underlying Fund for an explanation of the circumstances under which an Underlying Fund will use fair pricing and the effect of fair pricing.

PRICE OF SHARES

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable CDSC. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received.

If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or the Distributor.

You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.

TELEPHONE ORDERS

The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine.

The Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and

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                                                         Shareholder Guide    27


TRANSACTION POLICIES                                          SHAREHOLDER GUIDE

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its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange shares of the Fund for shares of the same class of any other

ING Fund, except for ING Corporate Leaders Trust Fund, without paying any additional sales charge. However, for Class A shares of ING Money Market Fund and ING Classic Money Market Fund, for which no sales charge was paid, you must pay the applicable sales load on an exchange into Class A shares of another

Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. If you exchange shares of a Fund that at the time you acquired the shares was a Nicholas-Applegate Mutual Fund, the shares you receive on the exchange will be subject to the current CDSC structure and conversion rights of the Fund being acquired, although the shares will continue to age for CDSC and conversion purposes from the date the original shares were acquired.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged.

Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis. It is not expected that a secondary market for ING Senior Income Fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, ING Senior Income

Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of ING Senior Income Fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into ING Senior

Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.

In addition to the Fund available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other

ING Fund should carefully review the prospectus of that fund before exchanging their shares. For a list of the other funds offered by the Distributor, please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800)

992-0180 or by going to www.ingfunds.com.

You will automatically have the ability to request an exchange by calling a

Shareholder Services Representative unless you mark the box on the Account

Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its exchange policies at any time,

upon 60 days' prior written notice to shareholders.

CDSC ON EXCHANGE INTO ING SENIOR INCOME FUND


You are not required to pay an applicable CDSC upon an exchange from the Fund described in this Prospectus into ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by the Fund, the Fund's CDSC will apply. After an exchange into

ING Senior Income Fund, the time period for application of the CDSC will be calculated based on the first date you acquired your shares in the ING Fund.


SYSTEMATIC EXCHANGE PRIVILEGE

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly,

semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except for ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days'

prior written notice to shareholders.

SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Fund reserves the right, upon 30 days' prior written notice, to redeem at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than the Fund's minimum. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder

30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

ACCOUNT ACCESS

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180

and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy promise that accompanies this Prospectus.

28    Shareholder Guide

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SHAREHOLDER GUIDE                                TRANSACTION POLICIES

--------------------------------------------------------------------------------

HOUSEHOLDING

To reduce expenses, we may mail only one copy of the Fund's Prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents,

please call us at (800) 992-0180 or speak to your investment professional. We will begin sending you individual copies thirty days after receiving your request.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI. The Fund posts its portfolio holdings schedule on its website on a month-end basis and makes it available 10 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the preceding calendar month (e.g.,

the Fund will post the month ending June 30 holdings on July 11.) The Fund may also post its complete or partial portfolio holdings on its website as of a specified date. The Fund's portfolio holdings schedule will, at a minimum,

remain available on the Fund's website until the next calendar month or until the Fund files a Form N-CSR or form N-Q with the SEC for the period that includes the date as of which the website information is current. The Fund's website is located at www.ingfunds.com.


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                                                         Shareholder Guide    29


ADVISER AND SUB-ADVISER                       MANAGEMENT OF THE FUND

--------------------------------------------------------------------


ADVISER


ING INVESTMENTS, LLC ("ING INVESTMENTS" OR "ADVISER"), an Arizona limited liability company, serves as the investment adviser to the Fund. ING

Investments has overall responsibility for the management of the Fund. ING

Investments oversees all investment advisory and portfolio management services for the Fund.

ING Investments is registered with the SEC as an investment adviser. ING

Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING

Groep") (NYSE: ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Investments became an investment management firm in April, 1995.


As of June 30, 2008, ING Investments managed approximately $__ billion in assets.

The principal office of ING Investments is located at 7337 East Doubletree

Ranch Road, Scottsdale, Arizona 85258.


ING Investments receives an annual fee for its services payable in monthly installments based on the average daily net assets of the Fund.


The following table shows the aggregate annual management fees paid by the Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:






FUND                               MANAGMENT FEES


ING Global Target Payment Fund            [ ]%





For information regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory relationships, please refer to the Fund's annual shareholder report dated October 31, 2008.

SUB-ADVISER


ING Investments has engaged a sub-adviser to provide the day-to-day management of the Fund's portfolio. The sub-adviser is an affiliate of ING Investments.

ING Investments acts as a "manager-of-managers" for the Fund. ING Investments delegates to the sub-adviser of the Fund the responsibility for investment management, subject to ING Investments' oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-

adviser of the Fund.

From time to time, ING Investments may also recommend the appointment of additional sub-advisers or replacement of sub-advisers to the Fund's Board. The

Fund and ING Investments have received exemptive relief from the SEC to permit

ING Investments, with the approval of the Fund's Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the

Fund's shareholders. The Fund will notify shareholders of any change in the identity of the sub-adviser of the Fund. In this event, the name of the Fund and its principal investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Fund's Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.

ING INVESTMENT MANAGEMENT CO.

ING Investment Management Co. ("ING IM" or "Sub-Adviser"), a Connecticut

corporation, serves as the Sub-Adviser to the Fund. ING IM is responsible for managing the assets of the Fund in accordance with the Fund's investment objective and policies, subject to oversight by ING Investments and the Fund's

Board.

Founded in 1972, ING IM is registered with the SEC as an investment adviser.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of June 30, 2008, ING IM managed approximately $[ ] billion in assets.

The principal office of ING IM is located at 230 Park Avenue, New York, New

York 10169.

The following individual is responsible for the day-to-day management of ING

Global Target Payment Fund. Mr. Zemsky has managed the Fund since August 2008.

Paul Zemsky, Portfolio Manager, is the head of ING's Multi-Asset Strategies &

Solutions Group. He joined ING IM in 2005 as Head of Derivative Strategies.

Prior to assuming his role at ING, Mr. Zemsky spent 18 years at J.P. Morgan

Investment Management, where he held a number of key positions, including having responsibility for asset allocation for the firm's fixed income business and handling option trading in both the exchange-traded and over-the-counter markets.


ADDITIONAL INFORMATION REGARDING THE PORTFOLIO MANAGER

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.

30    Management of the Fund

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MORE INFORMATION ABOUT RISKS

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All mutual funds involve risk - some more than others - and there is always the chance that you could lose money or not earn as much as you hope. The Fund's risk profile is largely a factor of the principal securities in which the

Underlying Funds invest and investment techniques that they use. The following pages discuss the risks associated with certain of the types of securities in which an Underlying Fund may invest and certain of the investment practices that an Underlying Fund may use. For more information about these and other types of securities and investment techniques that may be used by the

Underlying Funds, see the SAI.

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the

Fund. Furthermore, ING Investments' allocation of the Fund's assets may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in

Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns by investing in an

Underlying Fund or other mutual funds representing a single asset class than in the Fund.

Assets will be allocated among funds and markets based on judgments made by ING

Investments. There is a risk that the Fund may allocate assets to an asset class or market that underperforms other funds. For example, the Fund may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY

The performance of the Fund depends upon the performance of the Underlying

Funds, which are affected by changes in the economy and financial markets. The value of the Fund changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.

TEMPORARY DEFENSIVE POSITIONS

The Fund or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market,

economic, political or other conditions affect the Fund or Underlying Fund.

Instead, the Fund or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Fund or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Fund's or Underlying Fund's defensive investment position may not be effective in protecting its value.

CONFLICT OF INTEREST

In making decisions on the allocation of the assets of the Fund among the

Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to the Fund and to the Underlying

Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds may have a sub-adviser that is affiliated with the Adviser, while others do not. ING

Investments may also subsidize the expenses of some of the Underlying Funds,

but does not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that fund or to ING

Investments or an affiliate or may believe that an Underlying Fund may benefit from additional assets. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than the Fund.

ING Investments has informed the Fund's Board that it has developed an investment process using an Investment Committee that it believes will ensure the Fund is managed in the best interests of the shareholders of the Fund.

Nonetheless, investors bear the risk that ING Investments' allocation decisions may be affected by its conflicts of interest.

PRINCIPAL RISKS

The Fund is also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

For certain of these Underlying Funds, the risk associated with the strategy is a principal risk. Other Underlying Funds may engage, to a lesser extent, in these strategies, and when so engaged are subject to the attendant risks.

Please see the SAI for a further discussion of the principal and other investment strategies employed by each Underlying Fund.


ABSENCE OF REGULATION in general, there is less governmental regulation and supervision of transactions in the Over the Counter ("OTC") markets (in which swaps and other derivatives may be traded) than of transactions entered into on organized exchanges. Therefore, in those instances in which a fund enters into

OTC derivatives transactions, the fund will be subject to the risk that its direct counter party will not perform its obligations under the transactions and that the fund will sustain losses and be less likely to achieve its investment objective.


COMMODITIES. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local,

intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a

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                                              More Information About Risks    31

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                            MORE INFORMATION ABOUT RISKS

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reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities.

Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

CONCENTRATION. An Underlying Fund concentrates (for purposes of the 1940 Act)

its assets in securities related to a particular sector or industry which means that at least 25% of its assets will be invested in such sector or industry at all times. As a result, the Underlying Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security and as such, is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. An Underlying Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

CORPORATE DEBT SECURITIES. Certain Underlying Funds may invest in corporate debt securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates decline, the value of the

Underlying Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed-income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility". According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

CREDIT. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.


DEBT SECURITIES. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. An Underlying Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements,

options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. In addition,

derivatives and their underlying securities may experience periods of illiquidity, which could cause the Underlying Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions,

the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties;

over-dependence on exports, especially with respect to primary commodities,

making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.


32    More Information About Risks

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MORE INFORMATION ABOUT RISKS

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

EXTENSION. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.


FOREIGN INVESTMENT. There are certain risks in owning foreign securities,

including those resulting from: fluctuations in currency exchange rates;

devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers;

accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement;

higher transaction and custody expenses than for domestic securities; and

limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of Underlying Funds, including the withholding of dividends.

Each Underlying Fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions, to help protect Underlying Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the

Underlying Fund. The risks of investing in foreign securities may be greater for countries with an emerging securities market.


HIGH-YIELD, LOWER-GRADE DEBT SECURITIES. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High-yield debt securities are not considered investment-grade,

and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

ILLIQUID SECURITIES if a security is illiquid, a fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the fund could realize upon disposition. A fund may make investments that become less liquid in response to market developments or adverse investor perception. A fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund.

INITIAL PUBLIC OFFERINGS. Initial Public Offerings ("IPOs") and offerings by companies that have recently gone public have the potential to produce substantial gains for an Underlying Fund. However, there is no assurance that an Underlying Fund will have access to profitable IPOs. Stock of some newly-public companies may decline shortly after the IPOs.


INTERESTS IN LOANS. Certain Underlying Funds may invest in participation interests or assignments in secured variable or floating rate loans which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to an Underlying Fund's investment. Many loans are relatively illiquid and may be difficult to value.

INVESTMENT MODELS RISK. The proprietary models used by a sub-adviser to evaluate securities or securities markets for an Underlying Fund are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.


LEVERAGE. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a fund will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a fund to be more volatile than if the fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a fund's assets.

LIQUIDITY. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of


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

an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGED PAYMENT. A fund's managed payment policy is designed to make consistent payments once per month throughout each calendar year, excluding any additional distributions required to comply with applicable law. Under the managed payment policy, the dollar amount of a fund's scheduled monthly payments for a particular calendar year generally will increase or decrease each January based on the fund's performance over the previous three years. Accordingly, the dollar amount of a fund's monthly cash payments could go up or down substantially from one year to the next and over time depending on, among other things, the performance of the financial markets in which the fund invests, the allocation of fund assets across different asset classes and investments, the performance of the fund's investment strategies, and the amount and timing of prior payments by the fund. It is also possible for your payments from a fund to go down substantially from one year to the next and over time, depending on the timing of your investments in the fund. Any redemptions you make from your fund account will proportionately reduce the amount of future cash payments you will receive from the fund.


MARKET TRENDS. Different types of stock tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying

Fund may at times be better or worse than the performance of funds that focus on other types of stock, or that have a broader investment style.


MID- AND SMALL-CAPITALIZATION COMPANIES. Certain Underlying Funds may invest in mid- and small-capitalization companies. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.


MORTGAGE-RELATED SECURITIES. Certain Underlying Funds may invest in mortgage-related securities. The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, are also sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated,

the price of the mortgage-related security may fall.

NATURAL RESOURCES. Certain Underlying Funds invest in securities of companies involved in natural resources. These securities may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as fire, drought, increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

NON-DIVERSIFIED INVESTMENT COMPANY. An Underlying Fund classified as a non-diversified investment company under the 1940 Act, means that the

Underlying Fund is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund.

The investment of a large percentage of the Underlying Fund's assets in the securities of a small number of issuers may cause an Underlying Fund's share price to fluctuate more than that of a diversified investment company.

Conversely, even though classified as non-diversified, an Underlying Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, an Underlying Fund would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

OPTIONS. The Fund will also seek to secure gains and enhance the stability of returns over a market cycle by writing (selling) call options ("Call Options")

on selected indices and exchange traded funds (each, an "Index" and collectively, the "Indices"). The performance of each Index that is the subject of a Call Option is expected to correlate closely with the performance of one or more Underlying Funds. The Sub-Adviser believes that a strategy of owning shares of Underlying Funds and writing (selling) Call Options on Indices whose performance closely correlates with the performance of these Underlying Funds will provide investors with opportunities to realize reasonable returns with less price volatility than would otherwise occur without this strategy. The

Sub-Adviser further believes that this strategy is likely to enhance the Fund's returns in down-trending, flat and moderately rising equity markets but reduce returns in more strongly rising equity markets.

When writing a Call Option, the Fund will receive cash (the premium) from the purchaser of the Call Option and the buyer will receive the right, upon exercise of the Call Option, to receive from the Fund a cash payment reflecting any appreciation in the value of the Index referenced by the Call Option above a fixed price (the exercise price) until a specified date in the future (the option expiration date). Because the performance of the Index is expected to correlate closely with the performance of one or more Underlying Funds, the

Fund will be effectively giving up, during the term of the Call Option, all or a portion of the benefits it would otherwise realize from a potential increase in

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the value of such Underlying Funds. At the same time, the premium received in connection with the sale of the Call Option will hedge the risk to the Fund of a potential decline in the value of the Underlying Funds. Thus, writing Call

Options will generally cause the Fund to underperform in periods of rising markets, particularly in periods of strongly rising markets, and outperform in periods of stable or declining markets relative, in each instance, to the performance that would otherwise be achieved in the absence of this strategy.

As noted above, the Fund will seek to write Call Options on Indices with price movements, taken in the aggregate, that are closely correlated with the price movements of Underlying Funds. To the extent there is a lack of correlation between the performance of the Indices and the Underlying Funds, there is a risk that the strategy of writing Call Options will not produce the intended results or benefits for the Fund. For example, if the Fund were to write a Call

Option on an Index that is expected to perform during the term of the Option in accordance with the performance of a particular Underlying Fund, and if such

Index were to increase in price materially more than the value of such

Underlying Fund, then the Fund might realize losses upon the exercise of the

Call Option that are not fully offset by the increase in value of the

Underlying Fund.

The Sub-Adviser expects initially to write (sell) Call Options for the Fund primarily with shorter maturities (typically ten days to three months until expiration) generally at-the-money or near-the-money and in the over-the-counter markets with major international banks, broker-dealers and financial institutions.


OTHER INVESTMENT COMPANIES. An Underlying Fund may invest in other companies to the extent permitted by the 1940 Act and the rules thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts

("HOLDRs"), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"),

PowerShares QQQTM ("QQQQ"), Dow Jones Industrial Average Tracking Stocks

("Diamonds") and iShares(Reg. TM) exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees and custodial fees). Additional risks of investments in ETFs include: (i) the market price of ETF's shares may trade at a discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; or

(iii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit-breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.


To seek to achieve a return on uninvested cash or for other reasons, an

Underlying Fund may invest its assets in ING Institutional Prime Money Market

Fund and/or one or more other money market funds advised by ING affiliates

("ING Money Market Funds"). An Underlying Fund's purchase of shares of an ING

Money Market Fund will result in the Underlying Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Underlying Fund's

Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Underlying Fund invests resulting from the Underlying Fund's investment into the ING Money Market Fund.

OVER-THE-COUNTER INVESTMENT. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

PREPAYMENT. The Underlying Funds may invest in mortgage-related securities,

which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, an

Underlying Fund will be forced to reinvest its money at lower yields.

PRICE VOLATILITY. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries.

Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


PROPRIETARY HEDGE FUND BETA STRATEGY. The Fund does not invest in hedge funds and does not seek to replicate the alpha component of the returns of the HFRI

Index. Individual hedge funds themselves may perform better or worse based on their style, their unique investment strategies or the skill of their particular manager. Hedge funds often may adjust their investments rapidly in view of market, political, financial or other


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

factors, whereas the Fund only adjusts its composition on a monthly basis. The use of specific market exposures in the Fund, their weights and their long or short exposures is based entirely on an assessment of historical data related to volatility and returns of a hedge fund index. To the extent that this data and analysis turns out not to be predictive of future events, the return of the

Fund may deviate from the returns of the beta component of hedge fund returns.

The Fund's investments may not reflect a long position in each of the indices and the Fund's NAV per share may decline from month to month, even if the value of any or all of the indices used in the model increase during that time. Total exposure to market indices taken by the Fund will vary month by month and the re-balancing could range from up to 150% of the value of the fund to an aggregate short position in the total of the market exposures taken by the

Fund. The total of the Fund's cash investments in the instruments providing its market exposures may not equal 100% of the Fund value and money market returns are used as an exposure in the Sub-Adviser's model, so the Fund return may be derived in part from cash returns.

Moreover, neither the Fund nor hedge funds provide a guarantee of "absolute returns," that is, returns independent of the overall direction of equity and fixed-income markets. Alternative investments such as hedge funds may often be purchased by investors on the basis of their potential to produce such returns.

However, there can be no assurance that either hedge funds in general, or the

Fund in particular, will be successful at producing positive returns.

The Fund has no actual historical performance data. The absence of a track record with respect to the Fund is particularly significant because the hedge fund beta replication model employed by the Fund is based on historical trends in returns that may or may not be repeated in the future.


REAL ESTATE SECURITIES. Investments in issuers that are primarily engaged in real estate, including Real Estate Investment Trusts ("REITs"), may subject an

Underlying Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes,

interest rates, cash flow of underlying real estate assets, supply and demand,

and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase by an

Underlying Fund of a security that the seller has agreed to repurchase at an agreed-upon price. If the seller defaults and the collateral value declines, an

Underlying Fund might incur a loss. If the seller declares bankruptcy, an

Underlying Fund may not be able to sell the collateral at the desired time.

RESTRICTED AND ILLIQUID SECURITIES. If a security is illiquid, an Underlying

Fund may not be able to sell the security at a time when the Adviser or

Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

RULE 144A SECURITIES. Rule 144A securities are securities that are not registered but which are bought and sold solely by institutional investors. An

Underlying Fund considers Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets.

SECURITIES LENDING. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S.

government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls,

including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments by the

Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities and the Underlying Fund could incur losses in connection with the investment of such cash collateral.


SHORT EXPOSURES. The Fund takes short exposure on market indices by investing in an instrument or derivatives that rise in value with a fall in the related index. If the price of the index rises while the Fund has a short exposure to it, the Fund may have to cover its short exposure at a loss.

The Fund cannot guarantee that the financial instrument necessary to cover a short position will be available for purchase at the time the Fund wishes to close a short position or, if available, that the instrument will be available at an acceptable price. Purchasing a financial instrument to cover a short position can itself cause the price of the instrument to rise further, thereby exacerbating the loss. The potential loss on a short sale is unlimited because the loss increases as the price of the instrument sold short increases.

Short exposure also involves other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding.

In addition, to borrow the financial instrument, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.


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

Until the Fund replaces a borrowed instrument, the Fund will be required to maintain assets with the lending broker as collateral. Thus, short sales involve credit exposure to the broker that executes the short sales. In addition, the Fund is required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. The requirement to segregate assets limits the Fund's leveraging of its investments and the related risk of losses from leveraging. However, such segregation may also limit the Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

U.S. GOVERNMENT SECURITIES AND OBLIGATIONS. Obligations issued by some U.S.

government agencies, authorities, instrumentalities or sponsored enterprises,

such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association, Federal Home Loan Mortgage

Corporation and Federal Home Loan Banks, are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.


VALUE INVESTING. Certain Underlying Funds invest in "value" stock. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stock the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying

Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions,

such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stock and may not favor equities at all. During those periods, an Underlying Fund's relative performance may suffer.


LENDING PORTFOLIO SECURITIES. In order to generate additional income, an

Underlying Fund may lend portfolio securities in an amount up to 30% or 33

1/3%, depending upon the Underlying Fund, of total Underlying Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral. As with other extensions of credit,

there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.


PORTFOLIO TURNOVER. Certain Underlying Funds are generally expected to engage in frequent and active trading of portfolio securities to achieve their respective investment objective. A high portfolio turnover rate involves greater expenses to an Underlying Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Underlying Fund.

OTHER RISKS

BORROWING. An Underlying Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of an Underlying Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, an Underlying Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

INDEX STRATEGY. Certain Underlying Funds may use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between an Underlying Fund and an index performance may be affected by the

Underlying Fund's expenses, and the timing of purchases and redemptions of an

Underlying Fund's shares.


MANAGEMENT. Each Underlying Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Underlying Funds, but there can be no guarantee that these will produce the desired results.


Many sub-advisers of equity funds employ styles that are characterized as

"value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another.

For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

PAIRING-OFF TRANSACTIONS. A pairing-off transaction occurs when an Underlying

Fund commits to purchase a security at a future date, and then the Underlying

Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Underlying Fund will experience a loss.

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

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date.

Whether such a transaction produces a gain for an Underlying Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, an Underlying Fund's

NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase an

Underlying Fund's yield; however, such transactions also increase the Underlying

Fund's risk to capital and may result in a shareholder's loss of principal.


SHORT SALES. A "short sale" is the sale by an Underlying Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Underlying Fund may have to cover its short position at a higher price than the short sale price,

resulting in a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

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DIVIDENDS, DISTRIBUTIONS, AND REINVESTMENTS

The Fund's Managed Payment Policy is designed to provide level monthly payments throughout each calendar year, with payments adjusted once a year each January based on the Fund's performance over the previous three years and the

Sub-Adviser's assessment of the Fund's objectives and market conditions.


The Fund will make a level monthly payment of $[ ] per share for 2009 for Class

A shares. This is calculated based on an Annual Payment Rate of [ ]% set for

2009 for the Fund's Class A shares and applied to the Fund's [ inception date

NAV of $10.00 ] per share. Therefore, if investors would like to generate a monthly payment of $ [ ] from their holdings in Class A shares of the Fund during 2009, investors must purchase [10,000 Class A ]shares of the Fund.


The required investment to generate a given amount of payment will vary from year to year depending on monthly level payment determined for that year. In order to provide investors with greater predictability of their monthly payment streams, the Fund's Managed Payment Policy seeks to deliver stable monthly payments per share over time by basing the annual reset on: (i) an Annual

Payment Rate determined by the Fund's Sub-Adviser; and (ii) the Fund's performance over the previous three years.


Each January the Sub-Adviser will determine and announce a new level monthly payment per share for the calendar year based on:


i) the Annual Payment Rate, for the Fund's Class A shares; and

ii) the Trailing Average Account Value, for the Fund's Class A shares.

While the Fund's level monthly payment amount per share will not change within a calendar year, it may increase or decrease from one year to the next because it is based on the Annual Payment Rate and the Trailing Average Account Value,

one or both of which may change from year to year.

Please note that the Fund's Managed Payment Policy is not designed to generate,

and is not expected to result in, payments that equal a fixed percentage of the

Fund's current NAV per share or a fixed percentage of a shareholder's current account value. Instead, Fund shareholders are expected to receive a monthly payment that is equal to the monthly payment per share (as determined under the

Managed Payment Policy) times the number of shares they own on the record date.

MONTHLY PAYMENTS & ADDITIONAL DISTRIBUTIONS

In each calendar year, the Fund's 12 scheduled level payments per share are made monthly, on the last business day of each month. Shareholders can choose to receive their 12 scheduled monthly payments in cash or to automatically reinvest their payments in additional Fund shares. Because the level monthly payment per share will be fixed during a calendar year, investors will receive

12 fixed monthly payments during the calendar year, unless the number of Fund shares they hold changes because of purchases, redemptions, or reinvestment of payments. If the investor elects to reinvest the monthly payments in additional

Fund shares, this will increase the number of Fund shares owned by the investor and will therefore proportionally increase the total dollar amount of the monthly payment.

The Fund generally expects to distribute to shareholders substantially all of its net income (for example, interest and dividends) as well as substantially all of its net capital gains (for example, from the sale of its holdings, or gains distributions it receives from the Underlying Funds). In addition to these regular monthly payments, a Special Distribution may be made in December and other Special Distributions may be made with respect to a particular fiscal year in order to comply with applicable law. As these Special Distributions are not factored into the Fund's managed payment objectives, each Special

Distribution will be automatically reinvested in additional Fund shares unless a shareholder elects to receive the Special Distributions in cash. These additional shares can be redeemed under the same terms and conditions as any other shares of the Fund. The shares received with respect to a Special

Distribution are included in the calculation of the Trailing Average Account

Value used in resetting the level payment amount each January and redemption of such shares, or an election to receive the Special Distributions in cash, will decrease the aggregate monthly payment received in the future. Both level monthly payments and Special Distributions (which are reinvested and received by you as additional shares in the Fund) will normally be taxable as either ordinary income or long-term capital gain.

RETURN OF CAPITAL

Pursuant to the Fund's Managed Payment Policy, a portion of each monthly payment that the Fund makes may be treated as a return of capital. Each month,

the Fund will provide disclosures with payments made that estimate the percentages of the year-to-date payments through the preceding month that represent net investment income, other income or capital gains, and return of capital, if any. At the end of the year, the Fund may be required, under applicable law, to re-characterize payments over the course of the year across ordinary income, capital gains, and return of capital, if any, for purposes of tax reporting to shareholders. The portion of the Fund's payments, if any, that represent a return of capital as determined at the end of the year, will have the effect of reducing your cost basis in the Fund's shares and are generally not taxable until your cost basis has been reduced to zero. Such basis adjustment may increase the amount of capital gain, if any, or decrease the amount of capital loss, if any, that you will realize when selling the shares.

CALCULATION OF LEVEL MONTHLY PAYMENTS PER SHARE

The level monthly payment per share for the calendar year will be calculated in

January prior to the first monthly payment of the year and will be fixed for that calendar year. The level monthly payment amount each year for the Class A shares of the Fund will be the product of: (i) the Annual Payment Rate for that year divided by 12; and (ii) the Trailing Average Account Value for such share class, calculated as described below.

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

The Fund's Sub-Adviser, with assistance from the Fund's administrator, will determine the new Annual Payment Rate each January, in its discretion within a range of 5.00% to 7.00% per annum for its Class A shares, based on the Fund's objectives, NAV evolution and fee structure of the Class A shares, as well as the Sub-Adviser's assessment of the market environment and its asset allocation views. As noted above, under normal market conditions the Sub-Adviser expects to reset the Annual Payment Rate at [ ]% for its Class A shares if consistent with the Fund's primary investment objective of meeting the Fund's managed payment objectives while seeking to preserve investors' capital over the long term.


To calculate the Trailing Average Account Value, a reference account is used for each class of shares. This reference account is assumed to hold shares of the Fund of the relevant share class purchased at inception and shares received by reinvestment of any Special Distributions described above. It is further assumed that no further purchases or redemptions are made for the reference account.

The Trailing Average Account Value for a share class will be equal to the average month-end value per share for the reference account for that share class calculated over the 36 months ended December 31 of the previous year (or,

for period shorter than three full years, since inception). The Trailing

Average Value will differ by applicable share class, as it will be impacted by the differing expense ratios of each class as well as by the differing number of shares the reference account of such share class received in reinvestment of any Special Distributions. Therefore, the level monthly payment amount will differ by available share class in future years.

The level monthly payment amount each year will be the product of: (i) the

Annual Payment Rate divided by 12; and (ii) the Trailing Average Account Value as follows:




                                         Three Year Trailing Average

                                          Value of Reference Account

    Monthly           Annual

                                        at End of Prior Calendar Year

                                        ______________________________

    Payment    =    Payment Rate    x

                    ______________

                                               # of Shares Held

   per share          12 months

                                             by Reference Account

                                        at End of Prior Calendar Year



While the Fund's level monthly payment amount will not change within a calendar year, it may increase or decrease from one year to the next because it is based on the Annual Payment Rate and the Trailing Average Account Value, one or both of which may change from year to year.

Special Distributions will impact the number of shares held in the reference account used to re-calculate the monthly payment per share. A large Special

Distribution may significantly reduce the per share monthly payment and, if a shareholder redeems the shares received with respect to the Special

Distribution, or elects to receive the Special Distributions in cash, the aggregate payments received by the shareholder will be reduced.

The Fund's Managed Payment Policy is not designed to generate, and is not expected to result in, payments that equal a fixed percentage of the Fund's NAV per share or a fixed percentage of an investor's current account value. These percentages could vary greatly during a calendar year. Rather, Fund shareholders will receive a monthly payment that is equal to the level monthly payment per share, times the number of shares they own on the record date.

TAXES

The following information is meant as a general summary for U.S. shareholders.

Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will pay all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it pays, most shareholders will be taxed on amounts they receive and any special distributions declared. A particular payment generally will be taxable as either ordinary income or long-term capital gain. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular payment as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Dividends attributable to interest are not eligible for the reductions in rates described below.

Current tax law (which is currently scheduled to apply through 2010) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock.

Although these rate reductions do not apply to corporate taxpayers, such taxpayers may be entitled to a corporate dividends received deduction with respect to their share of eligible domestic corporate dividends received by the

Fund. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

o  Distributions of earnings from qualifying dividends and qualifying long-term capital gains from an Underlying Fund to the Fund which is distributed to individual shareholders will be taxed at a maximum rate of 15%.

o  Note that distributions of earnings from dividends paid by certain

   "qualified foreign corporations" to the Underlying Fund which is then distributed to the Fund can also qualify for the lower tax rates on qualifying dividends.

o  A shareholder and the Fund will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

40    Dividends, Distributions and Taxes


DIVIDENDS, DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------

o  Distributions of earnings from an Underlying Fund to the Fund of non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

   o  The maximum 15% tax rate for individual taxpayers on long-term capital gains and qualifying dividends is currently scheduled to apply through

   2010. In the absence of further Congressional action, for the calendar years after 2010, the maximum rate on long-term capital gains for individual taxpayers would increase to 20% and income from dividends would be taxed at the rates applicable to ordinary income.

o  Certain payments by the Fund may constitute a return of capital, which will have the effect of reducing your cost basis in the Fund's shares and thereby increasing the amount of capital gain, if any, or decreasing the amount of capital loss, if any, that you will realize when selling or exchanging Fund shares.

Dividends declared by the Fund in October, November or December and paid during the following January will be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as "buying a dividend."

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on distributions until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

The Fund may have income, gains or losses from any distribution or redemption in the Underlying Funds. Distributions of long-term capital gains or qualifying dividends of either the Fund or the Underlying Funds will generally be taxed as long-term capital gains. Other distributions, including short-term capital gains, will be taxed as ordinary income. The structure of the Fund and the reallocation of investments among Underlying Funds could affect the amount,

timing and character of distributions.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of the Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                        Dividends, Distributions and Taxes    41


                      DIVIDENDS, DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the

IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S.

federal income tax liability.

Please see the SAI for further information regarding tax matters.

42    Dividends, Distributions and Taxes


ING GLOBAL TARGET PAYMENT FUND                             FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------


The financial highlights table below is intended to help you understand the

Fund's Class A share's financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represents the rate an investor would have earned (or lost) on an investment in a share of a Fund (assuming reinvestment of all dividends and distributions). A report of the Fund's independent registered public accounting firm, along with the Fund's financial statements, is included in the Fund's annual shareholder report, which is incorporated by reference into the SAI and is available upon request.






                                                                      YEAR ENDED

                                                                      OCTOBER 31,

                                                                     ------------

                                                                         2008

                                                                     ------------

PER SHARE OPERATING PERFORMANCE:


Net asset value, beginning of period                          $           [ ]

Income from investment operations:

Net investment income                                         $           [ ]

Net realized and unrealized gain (loss) on investments        $           [ ]

Total from investment operations                              $           [ ]

Less distributions from:

Net investment income                                         $           [ ]

Net realized gains on investments                             $           [ ]

Total distributions                                           $           [ ]

Net asset value, end of period                                $           [ ]

TOTAL RETURN                                                  %           [ ]

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                             $           [ ]

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage          %           [ ]

  commission recapture

Net expenses after expense waiver and prior to brokerage      %           [ ]

  commission recapture

net expense after expense waiver and brokerage commission     %           [ ]

  recapture

Net investment income after expense waiver and brokerage      %           [ ]

  commission recapture

Portfolio turnover rate                                       %           [ ]






[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                              ING Global Target Payment Fund  43


Default Page Layout In addition to the Fund offered in this Prospectus, the

Distributor also offers the funds listed below. Before investing in a fund,

shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.

Domestic Equity and Income Funds

ING Corporate Leaders 100 Fund


ING Equity Dividend Fund

ING Fundamental Research Fund

ING Growth and Income Fund

ING Real Estate Fund


Domestic Equity Growth Funds

ING 130/30 Fundamental Research Fund

ING Fundamental Research Fund

ING LargeCap Growth Fund

ING MidCap Opportunities Fund

ING Opportunistic LargeCap Fund

ING Small Company Fund

ING SmallCap Opportunities Fund

Domestic Equity Index Funds

ING Index Plus LargeCap Fund

ING Index Plus MidCap Fund

ING Index Plus SmallCap Fund

Domestic Equity Value Funds

ING Financial Services Fund


ING Fundamental Research Fund


ING SmallCap Value Multi-Manager Fund

ING Value Choice Fund

Fixed-Income Funds

ING GNMA Income Fund

ING High Yield Bond Fund


ING Intermediate Bond Fund


Global Equity Funds

ING Global Equity Dividend Fund

ING Global Natural Resources Fund

ING Global Real Estate Fund

ING Global Science and Technology Fund

ING Global Value Choice Fund


Global/International Fixed-Income Funds

ING Emerging Markets Fixed Income Fund

ING Global Bond Fund

International Equity Fund


ING Asia-Pacific Real Estate Fund

ING Disciplined International SmallCap Fund

ING Emerging Countries Fund

ING European Real Estate Fund

ING Foreign Fund

ING Greater China Fund

ING Index Plus International Equity Fund

ING International Capital Appreciation Fund

ING International Equity Dividend Fund

ING International Growth Opportunities Fund

ING International Real Estate Fund


ING International SmallCap Multi-Manager Fund


ING International Value Choice Fund


ING International Value Fund


ING Russia Fund


International Fund-of-Funds

ING Diversified International Fund

Loan Participation Fund


ING Senior Income Fund

Money Market Funds

ING Classic Money Market Fund

ING Money Market Fund

Strategic Allocation Funds

ING Strategic Allocation Conservative Fund

ING Strategic Allocation Growth Fund

ING Strategic Allocation Moderate Fund


TO OBTAIN MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE FUND IN OUR:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Fund's annual/semi-annual shareholder reports, when available, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Fund's performance during its last fiscal year, the financial statements and the independent registered public accounting firm's reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI contains more detailed information about the Fund. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/

semi-annual shareholder reports, the SAI or other information.

To make shareholder inquiries contact:

THE ING FUNDS

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at WWW.INGFUNDS.COM

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public

Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. SECURITIES AND EXCHANGE COMMISSION

Public Reference Section

100 F Street, N.E.

Washington, D.C. 20549

or at the e-mail address: PUBLICINFO@SEC.GOV

Or obtain the information at no cost by visiting the SEC's Internet website at

WWW.SEC.GOV.

When contacting the SEC, you will want to refer to the Fund's SEC file number.

The file number is as follows:




ING Series Fund, Inc.             811-6352

  ING Global Target Payment Fund




PRPRO-GTPFA                                                      (0209-022709)


[GRAPHIC APPEARS HERE]

--------------------------------------------------------------------------------


[GRAPHIC APPEARS HERE]

Prospectus


FEBRUARY 27, 2009

Class C

ING Global Target Payment Fund


 This Prospectus contains important information about investing in Class C shares of ING Global Target Payment Fund. You should read it carefully before you invest and keep it for future reference. Please note that your investment:

is not a bank deposit, is not insured or guaranteed by the Federal Deposit

Insurance Corporation ("FDIC"), the Federal Reserve Board or any other government agency, and is affected by market fluctuations. There is no guarantee that the Fund will achieve its investment objective. As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not

approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

-------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

MUTUAL FUNDS

--------------------------------------------------------------------------------



                                                                  WHAT'S INSIDE

--------------------------------------------------------------------------------




[GRAPHIC APPEARS HERE]


       INVESTMENT

       OBJECTIVE

[GRAPHIC APPEARS HERE]

       PRINCIPAL

       INVESTMENT

       STRATEGIES

[GRAPHIC APPEARS HERE]

       RISKS

Risk is the potential that

your investment will lose

money or not earn as much

as you hope. All mutual

funds have varying degrees

of risk, depending on the

securities in which they

invest. Please read this

Prospectus carefully to be

sure you understand the

principal investment

strategies and risks

associated with the Fund.

You should consult the

Statement of Additional

Information ("SAI") for a

complete list of the

investment strategies and

risks.

[GRAPHIC APPEARS HERE]

       WHAT YOU

       PAY TO

       INVEST




[GRAPHIC APPEARS HERE]


If you have any questions about the Fund, please call your investment professional or us at 1-800-992-0180.

These pages contain a description of ING Global Target Payment Fund ("Fund"),

including the Fund's investment objective, principal investment strategies and risks.


You'll also find:

WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay - both directly and indirectly - when you invest in the Fund.





INTRODUCTION                                         1

ING Global Target Payment Fund                       3

WHAT YOU PAY TO INVEST                               6

MORE INFORMATION ON INVESTMENT STRATEGIES            9

SHAREHOLDER GUIDE                                   21

MANAGEMENT OF THE FUND                              30

MORE INFORMATION ABOUT RISKS                        31

DIVIDENDS, DISTRIBUTIONS AND TAXES                  39

FINANCIAL HIGHLIGHTS                                43

TO OBTAIN MORE INFORMATION                  Back Cover





                      (THIS PAGE INTENTIONALLY LEFT BLANK)


INTRODUCTION

--------------------------------------------------------------------

AN INTRODUCTION TO THE FUND

ING Global Target Payment Fund ("Fund") combines a managed payment policy with a diversified investment portfolio of ING Funds invested in global equity,

fixed-income and real estate securities.

The Fund's primary investment objective is to meet the Fund's managed payment objectives, while seeking to preserve investors' capital over the long term.

The Fund's secondary investment objective is to seek the potential for long-term capital appreciation.

The Fund's managed payment policy ("Managed Payment Policy") is designed to provide level monthly payments throughout each calendar year, with payments adjusted each January based on the annual payment rate determined by the sub-adviser based on its assessment of the Fund's objectives and market conditions and the Fund's performance over the previous three years.

The Fund seeks to achieve its investment objectives through a strategic allocation to other ING Funds ("Underlying Funds") and uses proprietary asset allocation strategies to determine how much to invest in the Underlying Funds.

These Underlying Funds, in turn, invest directly in a wide range of global equity, fixed-income, and real estate securities. Although an investor may achieve the same level of diversification and returns by investing directly in a variety of the Underlying Funds, the Fund provides investors with a simple mechanism to convert their assets into a global, diversified portfolio that seeks to deliver an attractive, stable stream of monthly payments. For more information about the Underlying Funds, please see "More Information on

Investment Strategies" and "Description of the Investment Objectives, Main

Investments and Risks of the Underlying Funds" later in this Prospectus.

The Fund's Managed Payment Policy is designed to meet the needs of investors who wish to receive stable levels of monthly payments from their investment in the Fund. It is possible for the Fund's monthly payments to increase or decrease from one year to the next because the level monthly payments during any calendar year are based on the Fund's average monthly performance over the previous three years (or since its inception date) and an annual payment rate determined by the sub-adviser. There can be no assurance, and there is no guarantee, that the Fund will provide a fixed or stable level of cash payments at any time or over any period of time. An investment in the Fund could lose money over short, intermediate, or even long periods of time.

This Prospectus explains the investment objectives, principal investment strategies and risks of the Fund. Reading this Prospectus will help you to decide whether the Fund is the right investment for you. You should keep this

Prospectus for future reference.

Although the Fund is designed to serve as a diversified investment, no single mutual fund can provide an appropriate investment program for all investors.

You should evaluate the Fund in the context of your personal financial situation, investment objectives, and other investments.

AN INTRODUCTION TO THE FUND'S MANAGED PAYMENT POLICY

The Fund's Managed Payment Policy is designed to provide investors with regular cash flows from their investment. The policy provides for 12 level monthly payments throughout each calendar year. This payment policy enables investors to target the total dollar amount of the monthly payments they receive from their holdings in the Fund each year, by purchasing the number of shares that will translate into their target monthly payment amount.


The Fund will make a level monthly payment of $0.044 per share for 2009 for

Class C shares. This is calculated based on an annual payment rate of [ ]% set for 2009 for the Class C shares and applied to the Fund's inception date net asset value ("NAV") of $10.00 per share. Therefore, if investors would like to generate a monthly payment of $ [ ] from their holdings in Class C shares of the Fund during 2009, investors must purchase 10,000 Class C shares of the

Fund.


The required holding to generate a given amount of payment will vary from year to year depending on the monthly level payment per share determined for that year. After 2008, each January the sub-adviser will determine and announce a new level monthly payment per share for the calendar year based on:

i) a payment rate, determined annually by the sub-adviser within the range of

4.25% to 6.25% per annum ("Annual Payment Rate"), for the Fund's Class C shares; and

ii) the average month end value of a reference account holding shares of the

Fund (plus shares received with respect to re-investment of any special distributions of income or capital gains) over the previous three calendar years (or if shorter, since inception) ("Trailing Average Account Value"), for the Fund's Class C shares.

The level monthly payment amount each year for Class C shares of the Fund will be the product of: (i) the Annual Payment Rate for that year divided by 12; and

(ii) the Trailing Average Account Value for its Class C shares, calculated as described in the section entitled "Calculation of Level Monthly Payments Per

Share," later in this Prospectus.


The Fund's sub-adviser, with assistance from the Fund's administrator, will determine the new Annual Payment Rate each January, in its discretion within the range of 4.25% to 6.25% per annum, based on the Fund's objectives, NAV evolution and fee structure of the Fund's Class C shares, as well as the sub-adviser's assessment of the market environment and its asset allocation views. Under normal market conditions the sub-adviser expects to reset the

Annual Payment Rate at [ ]% for the Fund's Class C shares if consistent with the Fund's primary investment objective of meeting the Fund's managed payment objectives while seeking to preserve investors' capital over the long term.


While the Fund's level monthly payment amount per share will not change within a calendar year, it may increase or decrease from one year to the next because it is based on the Annual Payment Rate and the Trailing Average Account Value,

one or both of which may change from year to year.

Please note that the Fund's Managed Payment Policy is not designed to generate,

and is not expected to result in, payments that equal a fixed percentage of the

Fund's current NAV per share or a fixed percentage of a shareholder's current account value. Instead, Fund shareholders are expected to receive a monthly payment that is equal to the monthly payment per share (as determined under the

Managed Payment Policy) times the number of shares they own on the record date.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                               Introduction    1


INTRODUCTION

--------------------------------------------------------------------------------

In each calendar year, the Fund's 12 scheduled level payments per share are made monthly, on the last business day of each month. Shareholders can choose to receive their 12 scheduled monthly payments in cash or to automatically reinvest their payments in additional Fund shares. Because the level monthly payment per share will be fixed during a calendar year, investors will receive

12 fixed monthly payments during the calendar year, unless the number of Fund shares they hold changes because of purchases, redemptions, or reinvestment of payments. If the investor elects to reinvest the monthly payments in additional

Fund shares, this will increase the number of Fund shares owned by the investor and will therefore proportionally increase the total dollar amount of the monthly payment.

The Fund generally expects to distribute to shareholders substantially all of its net income (for example, interest and dividends) as well as substantially all of its net capital gains (for example, from the sale of its holdings, or gains distributions it receives from the Underlying Funds). In addition to these regular monthly payments, an additional distribution may be made in

December and other additional distributions may be made with respect to a particular fiscal year in order to comply with applicable law. As these additional income or capital gains distributions ("Special Distributions") are not factored into the Fund's managed payment objectives, each Special

Distribution will be automatically reinvested in additional Fund shares unless a shareholder elects to receive the Special Distributions in cash. These additional shares can be redeemed under the same terms and conditions as any other shares of the Fund. The shares received with respect to a Special

Distribution are included in the calculation of the Trailing Average Account

Value used in resetting the level payment amount each January and redemption of such shares, or election to receive the Special Distributions in cash, will decrease the aggregate monthly payments received in the future. Both level monthly payments and Special Distributions (which are reinvested and received by you as additional shares in the Fund) will normally be taxable as either ordinary income or long-term capital gain.

Pursuant to the Fund's Managed Payment Policy, a portion of each monthly payment that the Fund makes may be treated as a return of capital. Each month,

the Fund will provide disclosures with payments made that estimate the percentages of the year-to-date payments through the preceding month that represent net investment income, other income or capital gains, and return of capital, if any. At the end of the year, the Fund may be required, under applicable law, to re-characterize payments over the course of the year as ordinary income, capital gains, and return of capital, if any, for purposes of tax reporting to shareholders. The portion of the Fund's payments, if any, that represent a return of capital as determined at the end of the year, will have the effect of reducing your cost basis in the Fund's shares and are generally not taxable until your cost basis has been reduced to zero. Such basis adjustment may increase the amount of capital gain, if any, or decrease the amount of capital loss, if any, that you will realize when selling the shares.

For additional information on the Fund's Managed Payment Policy, distributions,

and return of capital, see the section entitled "Dividends, Distributions, and

Taxes."

AN INTRODUCTION TO THE ASSET ALLOCATION PROCESS

ING Investments, LLC ("ING Investments" or "Adviser") is the investment adviser of the Fund and ING Investment Management Co. ("ING IM" or "Sub-Adviser") is

the sub-adviser. ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep, N.V. ("ING Groep") (NYSE: ING).

ING Investments and ING IM, working together, have designed the Fund which will be constructed and managed in accordance with the following process:

ING IM uses an asset allocation process to determine the Fund's investment mix.

This asset allocation process can be described as follows:

1.  In the first stage, the mix of global asset classes that is likely to produce the optimal return, consistent with the Fund's investment objective, is estimated. This estimate is made with reference to an investment model that incorporates historical and expected returns,

    standard deviations and correlation coefficients of global asset classes as well as other financial variables. The mix of global asset classes arrived at for the Fund is called the "Target Allocation." ING IM will review the Target Allocation at least annually.

2.  ING IM determines the Underlying Funds in which the Fund invests to attain its Target Allocation. In choosing an Underlying Fund, ING IM considers,

    among other factors, the degree to which the Underlying Fund's holdings or other characteristics correspond to the desired Target Allocation.

3.  ING IM, at any time, may change the Underlying Funds in which the Fund invests, may add or drop Underlying Funds, and may determine to make tactical changes in the Fund's Target Allocation depending on market conditions.

4.  ING Investments supervises the determination of Target Allocation and selection of Underlying Funds by ING IM.

ING IM will have authority over the asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future) and the Target Allocation for the Fund, including determining the transition pattern of the Fund in a timely but reasonable manner based upon market conditions at the time of allocation changes. The pre-defined mixes will be reviewed at least annually and analyzed for consistency with current market conditions and industry trends.

2    Introduction


                                                 ING GLOBAL TARGET PAYMENT FUND

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

INVESTMENT OBJECTIVE

The Fund's primary investment objective is to meet the managed payment policy of the Fund, while seeking to preserve investors' capital over the long term.

The Fund's secondary investment objective is to seek the potential for long-term capital appreciation. The Fund's investment objectives are not fundamental and may be changed without a shareholder vote.

[GRAPHIC APPEARS HERE]

PRINCIPAL  INVESTMENT STRATEGIES

The Fund invests in a combination of Underlying Funds that in turn invest in equity and/or fixed-income securities of issuers located in a number of different countries, one of which may be the United States. Under normal conditions, approximately 70% of the Fund's total assets will be allocated to

Underlying Funds investing in equity securities and approximately 30% of the

Fund's total assets will be allocated to Underlying Funds investing in fixed-income securities. The Sub-Adviser seeks to diversify the Fund's holdings by including Underlying Funds that invest in companies of all market capitalizations, Underlying Funds that invest using a growth or value style and

Underlying Funds that invest in companies in both developed countries and countries with emerging securities markets.

The Fund's current approximate Target Allocation ranges (expressed as a percentage of its net assets) among the asset classes are set out below. As these are Target Allocation ranges, the actual allocations of the Fund's assets may deviate from the ranges shown.


Equity Stock                                                           [ ]%

Fixed-Income Investments                                               [ ]%

Alternative Strategies                                                 [ ]%

Cash Equivalents                                                       [ ]%


The Fund may be rebalanced periodically to return to the Target Allocation ranges and inflows and outflows may be managed to attain the Target Allocation ranges. The Target Allocation ranges may be changed at any time, as described under "An Introduction to the Asset Allocation Process."

The Fund's fixed-income portion of the portfolio will seek to have an average quality rating of at least investment-grade and have a dollar-weighted average duration between three and ten years. Up to 10% of the Fund's assets may be invested in high-yield debt securities, commonly referred to as "junk bonds,"

which are rated below investment-grade.

The Fund also expects to employ a strategy (the "Option Strategy") of writing

(selling) call options (each a "Call Option") on equity indices, baskets of securities and exchange-traded funds ("ETFs") in an attempt to generate gains from option premiums as a means of enhancing payments to shareholders and reducing volatility. The value of the securities underlying the Call Options written by the Fund may not exceed 25% of the Fund's net assets, and is expected under normal conditions to be approximately 10% to 15% of the Fund's net assets.

The extent of the Fund's Option Strategy will depend on the Sub-Adviser's ongoing assessment of the attractiveness of writing (selling) options on equity securities. Because the performance of the securities underlying a Call Option are expected to correlate closely with the performance of one or more

Underlying Funds, the Fund will be effectively giving up, during the term of each Call Option, all or a portion of the benefits it would otherwise realize from a potential increase in the value of such Underlying Funds. Thus, in a strongly rising equity market, the Option Strategy may limit the Fund's ability to benefit from appreciation of Underlying Funds invested in equity securities.

At the same time, the premium received in connection with the sale of the Call

Option may partially offset potential declines in value of the Underlying Funds during periods of declining markets. The Fund may utilize additional option strategies, including utilizing call spreads, purchase put options or other types of options.

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

RISKS

You could lose money on an

investment in the Fund. The Fund may be affected by the following risks, among others:


AFFILIATED FUNDS - in managing the Fund, ING Investments will have the authority to select and substitute Underlying Funds. ING Investments may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to it by some Underlying Funds are higher than fees paid by other Underlying Funds. However, ING Investments is a fiduciary to the Fund and is legally obligated to act in the Fund's best interests when selecting

Underlying Funds.


ASSET ALLOCATION - assets will be allocated among funds and markets based on judgments made by the Adviser or Sub-Adviser. There is a risk that the Fund may allocate assets to an Underlying Fund or market that underperforms other asset classes. For example, the Fund may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.


CREDIT - the Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. The Fund may be subject to more credit risk than many bond funds, because the convertible securities and debt securities in which it invests may be lower-rated securities.


DERIVATIVES - derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.


FOREIGN INVESTMENTS - the Fund allocates assets to Underlying Funds that invest in foreign investments. Foreign investments may be riskier than U.S.

investments for many reasons, including: changes in currency exchange rates;

unstable political and economic conditions; a lack of adequate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent an Underlying Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES - when the Fund invests in Underlying

Funds that invest in debt securities rated below investment-grade, its credit risk is greater than that of funds that buy only investment-grade debt securities. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Debt securities that are (or have fallen)

below investment-grade are exposed to a greater risk that their issuers might not meet their debt obligations. The market for these debt securities may be less liquid, making it difficult for the Fund to sell them quickly at an acceptable price. These risks can reduce the Fund's share price and the income it earns.



ILLIQUID SECURITIES - if a security is illiquid, the Fund might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.


INTEREST RATE - fixed-income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. High-yield instruments are even more sensitive to economic and market conditions than other fixed-income instruments.

MANAGED PAYMENT - the Fund is expected to make monthly payments under its

Managed Payment Policy regardless of the Fund's investment performance. Because these payments will be made from Fund assets, the Fund's monthly payments may reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its payments to shareholders under the Managed Payment Policy. The Fund may, under its Managed Payment Policy, return capital to shareholders which will decrease their cost basis in the Fund and will affect the amount of any capital gain on loss that shareholders realize when selling or exchanging their Fund shares.

MARKET TRENDS - from time to time, the stock market may not favor growth or value oriented securities in which an Underlying Fund invests. Rather, the market could favor securities to which an Underlying Fund is not exposed, or may not favor equities at all.


OPTIONS - there are numerous risks associated with transactions in options. A decision as to whether, when and how to write (sell) call options under a fund's strategy involves the exercise of skill and judgment, and even a well-

conceived transaction may be adversely affected by market behavior or unexpected events. A fund will write (sell) call options on equity indices,

baskets of securities and ETFs. The purchaser of the call option has the right to any appreciation in the value of the index, basket of securities or ETF over the exercise price up to and including the expiration date. Because the exercise of such options is settled in cash, writers (sellers) of such options cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. When a call option sold by a fund is exercised or closed out, the fund may be required to sell portfolio holdings to satisfy its obligations when it would not otherwise choose to do so, or the fund may choose to sell portfolio holdings to realize gains to offset the losses realized upon option exercise. Such sales would involve transaction costs borne by a fund and may result in realization of taxable capital gains, including short-term capital gains taxed at ordinary income tax rates, and may adversely impact the fund's after-tax returns.


PRICE VOLATILITY - the value of the Fund changes as the prices of the

Underlying Funds' investments go up or down. Equity securities face market,

issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries.

Issuer

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                        ING Global Target Payment Fund         3


ING GLOBAL TARGET PAYMENT FUND

--------------------------------------------------------------------------------

risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Fund may invest in Underlying Funds that invest in small- and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.


PROPRIETARY HEDGE FUND BETA STRATEGY - because the Fund allocates assets to an

Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Fund's performance may be lower than the returns of the broader stock market. The ability of the

Fund to match the performance of the beta component of hedge fund returns will be adversely affected by the costs of buying and selling investments as well as other expenses. The proprietary model used by the Sub-Adviser to identify the beta component of the returns of the HFRI Index is based on the Sub-Adviser's understanding of the interplay of certain market indices and does not assure successful achievment of the Fund's investment objective. To the extent that the data and analysis used in the model is not predictive of future events, the return of the Fund may deviate from the returns of the beta component of hedge fund returns. The market indices identified by the Sub-Adviser may not be successful in identifying the beta component of the return of the HFRI Index and there can be no assurance that the Fund will track hedge fund beta return.

SHORT EXPOSURES -  an Underlying Fund takes short exposure on market indices by investing in an instrument or derivative that rise in value with a fall in the related index. If the price of the index rises while the Fund has a short exposure to it, the Fund may have to cover its short exposure at a loss. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.


4  ING Global Target Payment Fund


                                                 ING GLOBAL TARGET PAYMENT FUND

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

HOW THE FUND HAS

PERFORMED


            Since ING Global Target Payment Fund did not have a full year of operations as of December 31, 2008, there is no performance information included in this Prospectus. Please visit the

                 Fund's website at www.ingfunds.com to obtain performance

                 information once it is available.


[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                              ING Global Target Payment Fund   5


                                                         WHAT YOU PAY TO INVEST

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

      There are two types of fees and expenses when you invest in mutual funds:

      fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund.


      The tables that follow show the fees and expenses you pay if you buy and hold shares of the Fund. The table that follows shows the fees and the estimated operating expenses for the Fund. The estimated expenses are based on the expenses paid by the Fund in the fiscal year ended October

      31, 2008. Shareholders of the Fund will indirectly bear the expenses of an Underlying Fund based upon the percentage of the Fund's assets that is allocated to the Underlying Fund. Because the fees and annual net operating expenses of the Underlying Fund, and the Fund's allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by the Fund may vary from year to year.


FEES YOU PAY DIRECTLY




                                                                     CLASS C

                                                              --------------------


MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF                     none

  OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES               1.00(1)

  PRICE, WHICHEVER IS LESS)



(1)   A CDSC is imposed upon redemptions within 1 year from purchase. Please see the discussion of sales charges in the Shareholder Guide section of

      Prospectus.

OPERATING EXPENSES PAID EACH YEAR BY THE FUND(1)

(as a % of average net assets)





                                                               ACQUIRED

                              DISTRIBUTION                   (UNDERLYING)      TOTAL                            NET

                               AND SERVICE                       FUND           FUND                           FUND

                 MANAGEMENT      (12B-1)        OTHER            FEES        OPERATING      WAIVERS AND      OPERATING

CLASS               FEES          FEES       EXPENSES(2)   AND EXPENSES(3)    EXPENSES   REIMBURSEMENTS(4)   EXPENSES

----------      ------------ -------------- ------------- ----------------- ----------- ------------------- ----------


Class C    %         0.08          1.00         [ ]              [ ]           [ ]              [ ]            [ ]




--------------------------------------------------------------------------------


(1)      This table shows the estimated operating expenses for the Fund as a ratio of expenses to average daily net assets.

(2)      ING Funds Services, LLC receives an annual administrative fee equal to

         0.10% of the Fund's average daily net assets which is reflected in

         Other Expenses. [ Also includes an estimated 0.07% of non-recuring offering expenses and excluding this amount, Total Portfolio Operating

         Expenses would have been 1.56%. ]


(3)      The Fund's Acquired (Underlying) Funds Fees and Expenses is based on a weighted average of the fees and expenses of the Underlying Funds in which it invests. The amount of fees and expenses of the Underlying

         Funds borne by a Fund will vary based on the Fund's allocation of assets to, and the annualized net expenses of, the particular

         Underlying Funds during the Fund's fiscal year.


(4)      ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund excluding interest, taxes, brokerage commissions and extraordinary expenses to the amount set forth under Net Fund Operating Expenses subject to possible recoupment by ING Investments within three years.

         The amount of the Fund's expenses to be waived or reimbursed during the current fiscal year by ING Investments, LLC adjusted for contractual changes, if any, is shown under the heading Waivers and

         Reimbursements. The expense limits will continue through at least

         March 1, 2010. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments,

         LLC provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then-current term or upon termination of the investment management agreement. For more information on the expense limitation agreement, please see the

         SAI.


6  What You Pay to Invest


WHAT YOU PAY TO INVEST

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

      EXAMPLES

      The Example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

      The Example assumes that you invested $10,000, that you reinvested all your dividends, that the Fund earned an average annual return of 5%, and that annual operating expenses remained at the current level. Keep in mind that this is only an estimate - actual expenses and performance may vary.





                     IF YOU SELL YOUR    IF YOU DON'T SELL

                          SHARES            YOUR SHARES

                     1 YEAR    3 YEARS    1 YEAR    3 YEARS

                    --------  ---------  --------  --------


Class C     $         [ ]        [ ]       [ ]        [ ]




(1)   The Example reflects any expense limitation agreements/waivers of the

      Fund and the Underlying Funds for the one-year period and the first year of the three-year period.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                       What You Pay to Invest  7


                                                         WHAT YOU PAY TO INVEST

--------------------------------------------------------------------------------

             ACQUIRED (UNDERLYING) FUNDS ANNUAL OPERATING EXPENSES

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Because we use a weighted average in calculating expenses attributable to the

Fund, the amount of the fees and expenses of the Class I shares of the

Underlying Funds indirectly borne by the Fund will vary based on the Fund's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Fund's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund.

CLASS I





                                                   NET OPERATING

UNDERLYING FUND                                      EXPENSES

------------------------------------------------  --------------


ING Alternative Beta Fund(1)                             [ ]%

ING Disciplined International SmallCap Fund(2)           [ ]%

ING Emerging Countries Fund(2)                           [ ]%

ING Global Equity Dividend Fund(2)                       [ ]%

ING Global Real Estate Fund(2)                           [ ]%

ING Index Plus International Equity(2)                   [ ]%

ING Intermediate Bond Fund(3)                            [ ]%

ING MidCap Opportunities Fund(4                          [ ]%

ING Small Company Fund(4                                 [ ]%

ING Tactical Asset Allocation Fund(5)                    [ ]%




The Fund may also allocate, in the future, to the following Underlying Funds,

but there can be no assurance that these allocations will occur.

CLASS I





                                                   NET OPERATING

UNDERLYING FUND                                      EXPENSES

------------------------------------------------  --------------


ING Emerging Markets Fixed Income Fund(2)                [ ]%

ING Global Bond Fund(2)                                  [ ]%

ING Global Natural Resources Fund(2)                     [ ]%

ING High Yield Bond Fund(5)                              [ ]%

ING Institutional Prime Money Market Fund(3)             [ ]%

ING International Growth Opportunities Fund(2)           [ ]%

ING International Value Fund(2)                          [ ]%





(1)   As of December 15, 2008.

(2)   As of October 31, 2008.

(3)   As of September 30, 2008.

(4)   As of November 30, 2008.

(5)   As the Underlying Fund or Class I shares of the Underlying Fund did not have a full calendar year of operation as of the date of this Prospectus,

      the expense ratios are estimated for the current fiscal year.


8  What You Pay to Invest


MORE INFORMATION ON INVESTMENT STRATEGIES

--------------------------------------------------------------------------------

MORE ON THE ASSET ALLOCATION PROCESS


As described earlier in this Prospectus, the Fund pursues its investment objective by investing in a combination of the Underlying Funds. Subject to the supervision of ING Investments, ING IM determines the mix of Underlying Funds and sets the appropriate Target Allocations and ranges for investments in those

Underlying Funds.


Periodically, based upon a variety of quantitative and qualitative factors, ING

IM uses economic and statistical methods to determine the optimal Target

Allocations and ranges for the Fund, the resulting allocations to the

Underlying Funds, and whether any Underlying Funds should be added or removed from the mix.

The factors considered may include the following:

(i)        the investment objective of the Fund and each of the Underlying

           Funds;

(ii)       economic and market forecasts;

(iii)      proprietary and third-party reports and analysis;

(iv)       the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

(v)        the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds' portfolio securities change, the

Fund's actual allocations will vary somewhat from the Target Allocations,

although the percentages generally will remain within an acceptable range of the Target Allocation percentages. If material changes are made, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. ING IM will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Fund and the Underlying Funds.

ING IM intends to rebalance the Fund on a periodic basis to attain the Target

Allocation investment allocations. When the Fund receives new investment proceeds or redemption requests, depending on the Fund's current cash reserves,

ING IM may determine to purchase additional shares or redeem shares of

Underlying Funds. In making those purchases or redemptions, ING IM will attempt to rebalance the Fund's holdings of Underlying Funds to bring them more closely in line with the Fund's Target Allocations. If ING IM believes it is in the best interests of the Fund and its shareholders to deviate from the Target

Allocations, it may rebalance more frequently, limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


The Fund seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Fund invests in the Underlying Funds,

shareholders will be affected by the investment strategies of each Underlying

Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the

Fund with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled

"More Information About Risks" later in this Prospectus for an expanded discussion of the risks listed below for a particular Underlying Fund.

You should note that over time the Fund will alter its allocation of assets among the Underlying Funds and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which the Fund will be invested in each Underlying Fund at any one time. As a result, the degree to which the Fund may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Fund has invested in the Underlying Fund.


[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                  More Information on Investment Strategies    9


MORE INFORMATION ON INVESTMENT STRATEGIES

--------------------------------------------------------------------------------

         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND

                         RISKS OF THE UNDERLYING FUNDS





INVESTMENT ADVISER/SUB-      UNDERLYING        INVESTMENT

         ADVISER                 FUND           OBJECTIVE


INVESTMENT ADVISER:       ING Alternative   To deliver

ING Investments, LLC      Beta Fund         investment

                                            results that

SUB-ADVISER:                                approximate

ING Investment                              the return and

Management Co.                              risk

                                            characteristics

                                            of the beta

                                            component of

                                            the universe of

                                            hedge funds as

                                            a broad asset

                                            class

                                            represented by

                                            the HFRI Fund

                                            Weighted

                                            Composite

                                            Index ("HFRI

                                            Index").


INVESTMENT ADVISER/SUB-

         ADVISER                           MAIN INVESTMENTS                             MAIN RISKS


INVESTMENT ADVISER:       Invests using a quantitative returns regression   Absence of Regulation, Credit/

ING Investments, LLC      methodology based on their performance of         Default, Commodities, Debt

                          the HFRI Index. The fund invests in financial     Securities, Derivatives, Foreign

SUB-ADVISER:              and derivative instruments that provide long      Investments, Illiquid Securities,

ING Investment            and/or short exposure to a group of market        Leverage, Market, Non-

Management Co.            indices which the Sub-Adviser has chosen          Diversification, Other Investment

                          based on its proprietary research as having, in   Companies, Proprietary Hedge

                          the aggregate, good explanatory power with        Fund Beta Strategy, Short

                          respect to the beta component of the returns      Exposures, Small- and Mid-Seized

                          of the HFRI Index, as well as implementation      Companies, and Portfolio

                          efficiency. At inception, the Fund may take       Turnover.

                          long and/or short positions in relation to

                          indices reflecting all market capitalizations of

                          U.S., foreign and emerging market equities;

                          commodities; equity market volatility and

                          currencies; as well as positions in U.S. dollar

                          money markets. The Fund does not invest in

                          hedge funds. The Fund uses a proprietary

                          model to dynamically manage the long and/or

                          short exposures of the Fund to these indices.

                          Each month the model uses the most recently

                          available HFRI Index performance data to

                          recalculate the long and/or short positions in

                          the Fund for the following month. The

                          financial and derivative instruments in which

                          the Fund may invest includes, among others,

                          futures contracts, ETFs, swaps, structured

                          notes, exchange-traded notes, forward

                          contracts, and cash represented by ING

                          Institutional Prime Money Market Fund and

                          other money market funds or high quality

                          debt securities. The Fund's investments may

                          not reflect a long position in each of the

                          indices and the Fund's net asset value ("NAV")

                          per share may decline from month to month

                          even if the value of any or all of the indices

                          used in the model increase during that time.

                          Total absolute exposure to market indices

                          (long and/or short) taken by the Fund will vary

                          month to month and could be up to 150% of

                          the value of the Fund as measured by the

                          absolute value of both long and short

                          positions taken by the Fund. The absolute

                          value is the sum of the value of the ETFs and

                          other instruments that the Fund invests in

                          directly and the notional value of the

                          exposures that the Fund obtains through

                          derivative instruments (including short sales).

                          Money market returns are used as an exposure

                          in the Sub-Adviser's investment model and the

                          Fund will also hold cash and/or cash

                          instruments in relation to its positions in

                          certain derivative instruments. Therefore, part

                          of the Fund's returns will represent returns on

                          money market funds or instruments.




10  More Information on Investment Strategies


  MORE INFORMATION ON INVESTMENT STRATEGIES

--------------------------------------------------------------------





INVESTMENT ADVISER/SUB-     UNDERLYING       INVESTMENT

         ADVISER                FUND          OBJECTIVE


INVESTMENT ADVISER:      ING Disciplined   Long-term

ING Investments, LLC     International     capital

                         SmallCap Fund     appreciation.

SUB-ADVISER:

ING Investment

Management Co.


INVESTMENT ADVISER/SUB-

         ADVISER                          MAIN INVESTMENTS                                MAIN RISKS


                         On an ongoing basis, the Fund's Sub-Adviser

                         will research additional or alternative market

                         index exposures that may be included in the

                         Sub-Adviser's model to improve the Fund's

                         ability to seek to identify the beta component

                         of HFRI Index returns and to approximate such

                         returns in the Fund on a going forward basis.

                         For example, other indices that have and may

                         be considered for use in the Sub Adviser's

                         model include domestic and foreign bonds,

                         credit spreads, real estate and option

                         strategies. The Fund is non-diversified, which

                         means that it may invest a significant portion

                         of its assets in a single issuer. The Fund may

                         engage in frequent and active trading of

                         portfolio securities to achieve its investment

                         objective.

INVESTMENT ADVISER:      Invests at least 80% of its net assets (plus       Derivatives, foreign investments,

ING Investments, LLC     borrowings for investment purposes) in             inability to sell securities, market

                         securities of small-capitalization companies       trends, non-diversified

SUB-ADVISER:             (those that have a market capitalization that      investment company, other

ING Investment           falls in the range of companies in the S&P/        investment companies, portfolio

Management Co.           Citigroup Extended Market Index World Ex.          turnover, price volatility,

                         U.S. Index). At least 65% of its assets will be    securities lending, small-

                         invested in companies located in a number of       capitalization companies, and

                         different countries other than the United          value investing.

                         States. May invest up to 35% of its assets in

                         U.S. issuers. May invest in companies with

                         emerging securities markets. May invest in

                         derivatives, including but not limited to,

                         futures, options, foreign currency contracts

                         and futures contracts. May invest in other

                         investment companies to the extent permitted

                         by the Investment Company Act of 1940, as

                         amended and the rules and regulations

                         thereunder ("1940 Act"). The fund is non-

                         diversified which means it may invest a

                         significant portion of its assets in a single

                         issuer. May also lend portfolio securities, up to

                         33  1/3% of its total assets.








INVESTMENT ADVISER:    ING Emerging     Maximum

ING Investments, LLC   Countries Fund   long-term

                                        capital

SUB-ADVISER:                            appreciation.

ING Investment

Management Advisors

B.V.


INVESTMENT ADVISER:    Invests at least 80% of its net assets (plus      Convertible securities, foreign

ING Investments, LLC   borrowings for investment purposes) in            investments, inability to sell

                       securities of issuers located in a number of      securities, market trends, price

SUB-ADVISER:           different countries with emerging securities      volatility, securities lending,

ING Investment         markets. May invest in large-, mid- and small-    small- and mid-capitalization

Management Advisors    sized companies. May invest up to 20% of its      companies, and value investing.

B.V.                   total assets in securities of U.S. and other

                       developed market issuers, including

                       investment-grade debt securities of U.S. issuers

                       and at least 75% of its total assets in common

                       and preferred stock, warrants and convertible

                       securities. May invest in other investment

                       companies to the extent permitted under the

                       1940 Act. May also lend portfolio securities, on

                       a short-term or long-term basis, up to 30%.




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                                   More Information on Investment Strategies  11

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




INVESTMENT ADVISER/SUB-      UNDERLYING       INVESTMENT

         ADVISER                 FUND           OBJECTIVE


INVESTMENT ADVISER:       ING Global        Growth of

ING Investments, LLC      Equity Dividend   capital with

                          Fund              dividend

SUB-ADVISER:                                income as a

ING Investment                              secondary

Management Advisors                         consideration.

B.V.


INVESTMENT ADVISER/SUB-

         ADVISER                           MAIN INVESTMENTS                              MAIN RISKS


INVESTMENT ADVISER:       Invests at least 80% of its net assets (plus       Convertible securities, foreign

ING Investments, LLC      borrowings for investment purposes) in a           investments, inability to sell

                          portfolio of equity securities of dividend-        securities, market trends, other

SUB-ADVISER:              paying companies. At least 65% of its net          investment companies, price

ING Investment            assets will be invested in equity securities of    volatility, small- and mid-

Management Advisors       issuers of a number of different countries, one    capitalization companies, and

B.V.                      of which may be the United States, with at         securities lending.

                          least 75% of total assets invested in common

                          and preferred stock, warrants and convertible

                          securities. May invest in companies located in

                          countries with emerging securities markets.

                          May invest in other investment companies to

                          the extent permitted under the 1940 Act. May

                          also lend portfolio securities, up to 33  1/3% of

                          its total assets.








INVESTMENT ADVISER:    ING Global Real   High total

ING Investments, LLC   Estate Fund       return.

SUB-ADVISER:

Clarion Real Estate

Securities L.P.


INVESTMENT ADVISER:    Invests at least 80% of its net assets (plus      Concentration, convertible

ING Investments, LLC   borrowings for investment purposes) in a          securities, foreign investments,

                       portfolio of equity securities of companies       inability to sell securities, initial

SUB-ADVISER:           that are principally engaged in the real estate   public offering, market trends,

Clarion Real Estate    industry. The fund expects these investments      non-diversified investment

Securities L.P.        to be in common stock of large-, mid- and         company, other investment

                       small-sized companies, including real estate      companies, price volatility, real

                       investment trusts. May invest in companies        estate, Rule 144A securities,

                       located in countries with emerging securities     securities lending, and small- and

                       markets. May also invest in convertible           mid-capitalization companies.

                       securities, initial public offerings and Rule

                       144A securities. The fund is non-diversified,

                       which means it may invest a significant

                       portion of its assets in a single issuer. May

                       invest in other investment companies to the

                       extent permitted under the 1940 Act. May also

                       lend portfolio securities, up to 33  1/3% of its

                       total assets.








INVESTMENT ADVISER:    ING Index Plus   Outperform

ING Investments, LLC   International    the total return

                       Equity Fund      performance of

SUB-ADVISER:                            the Morgan

ING Investment                          Stanley Capital

Management Advisors                     International

B.V.                                    Europe,

                                        Australasia and

                                        Far East(Reg. TM) Index

                                        ("MSCI EAFE(Reg. TM)

                                        Index") while

                                        maintaining a

                                        market level of

                                        risk.


INVESTMENT ADVISER:    Invests at least 80% of its net assets (plus          Convertible securities,

ING Investments, LLC   borrowings for investment purposes) in stock          derivatives, foreign investments,

                       included in the MSCI EAFE(Reg. TM) Index, exchange-   inability to sell securities, other

SUB-ADVISER:           traded funds and derivatives (including futures       investment companies, portfolio

ING Investment         and options) whose economic returns are               turnover, price volatility, and

Management Advisors    similar to the MSCI EAFE(Reg. TM) Index or its        securities lending.

B.V.                   components. May also invest in securities that

                       are convertible into common stock included in

                       the MSCI EAFE(Reg. TM) Index. At any one time, the

                       fund will hold between 300 to 400 of the

                       stock included in the MSCI EAFE(Reg. TM) Index. May

                       invest in other investment companies to the

                       extent permitted under the 1940 Act. May also

                       lend portfolio securities, up to 33  1/3% of its

                       total assets.




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

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

INVESTMENT ADVISER/SUB-    UNDERLYING       INVESTMENT

         ADVISER               FUND          OBJECTIVE


INVESTMENT ADVISER:       ING            High level of

ING Investments, LLC      Intermediate   current income,

                          Bond Fund      consistent with

SUB-ADVISER:                             the

ING Investment                           preservation of

Management Co.                           capital and

                                         liquidity.


INVESTMENT ADVISER/SUB-

         ADVISER                           MAIN INVESTMENTS                                 MAIN RISKS


INVESTMENT ADVISER:       Invests at least 80% of its net assets (plus       Credit, derivatives, extension,

ING Investments, LLC      borrowings for investment purposes) in bonds       foreign investments, high-yield,

                          including, but not limited to, corporate,          lower-grade debt securities,

SUB-ADVISER:              government and mortgage bonds which, at            inability to sell securities, interest

ING Investment            the time of investment, are rated investment-      rate, investment models,

Management Co.            grade (at least BBB- by Standard & Poor's          mortgage-related securities,

                          Ratings Services or Baa3 by Moody's Investors      other investment companies,

                          Service, Inc.) or have an equivalent rating by a   portfolio turnover, prepayment,

                          nationally recognized statistical rating           price volatility, securities lending,

                          organization or of comparable quality if           and U.S. government securities

                          unrated. May invest a portion of its assets in     and obligations.

                          high-yield debt securities. The fund will seek

                          to maintain a minimum average portfolio

                          quality rating of at least investment-grade.

                          Generally, the sub-adviser maintains a dollar-

                          weighted average duration between three

                          and ten years. May also invest in preferred

                          stock, high-quality money market instruments,

                          municipal bonds, debt securities of foreign

                          issuers, securities denominated in foreign

                         currencies, foreign currencies, mortgage- and

                          asset-backed securities, and derivatives,

                          including futures, options and swaps involving

                          securities, securities indices and interest rates

                          which may be denominated in U.S. dollar or

                          foreign currencies. May enter into a series of

                          purchases and sole controls and other

                          investment techniques such as buy backs and

                          engage in dollar rolls. May also invest in other

                          investment companies to the extent permitted

                          under the 1940 Act. May lend portfolio

                          securities, up to 33  1/3% of its total assets.








INVESTMENT ADVISER:    ING MidCap      Long-term

ING Investments, LLC   Opportunities   capital

                       Fund            appreciation.

SUB-ADVISER:

ING Investment

Management Co.


INVESTMENT ADVISER:    Invests at least 80% of its net assets (plus        Derivatives, foreign investments,

ING Investments, LLC   borrowings for investment purposes) in              growth investing, inability to sell

                       common stock of mid-sized U.S. companies            securities, market trends, mid-

SUB-ADVISER:           (defined as those whose market                      capitalization companies, other

ING Investment         capitalizations fall within the range of            investment companies, portfolio

Management Co.         companies in the Russell MidCap(Reg. TM) Growth     turnover, price volatility, and

                       Index) believed to have growth potential. May       securities lending.

                       also invest in derivatives and foreign securities.

                       May invest in other investment companies to

                       the extent permitted under the 1940 Act. May

                       lend portfolio securities up to 33  1/3% of its

                       total assets.




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                                   More Information on Investment Strategies  13

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




INVESTMENT ADVISER/SUB-    UNDERLYING       INVESTMENT

         ADVISER               FUND           OBJECTIVE


INVESTMENT ADVISER:       ING Small      Growth of

ING Investments, LLC      Company Fund   capital

                                         primarily

SUB-ADVISER:                             through

ING Investment                           investment in a

Management Co.                           diversified

                                         portfolio of

                                         common stock

                                         of companies

                                         with smaller

                                         market

                                         capitalizations.


INVESTMENT ADVISER/SUB-

         ADVISER                               MAIN INVESTMENTS                                  MAIN RISKS


INVESTMENT ADVISER:       Invests at least 80% of its net assets (plus               Derivatives, foreign investments,

ING Investments, LLC      borrowings for investment purposes) in                     market trends, other investment

                          common stock of small-capitalization                       companies, price volatility,

SUB-ADVISER:              companies (defined as those included in the                securities lending, and small-

ING Investment            Standard & Poor's SmallCap 600 Index or the                capitalization company.

Management Co.            Russell 2000(Reg. TM) Index or, if not included in either

                          index, have market capitalizations between

                          $70 million and $5 billion). May invest, to a

                          limited extent, in foreign stock. May invest in

                          derivatives. May invest in other investment

                          companies to the extent permitted under the

                          1940 Act. May lend portfolio securities up to

                          33  1/3% of its total assets.








ADVISER:              ING Tactical       Outperform

ING Investments LLC   Asset Allocation   the Standard &

                      Fund               Poor's 500(Reg. TM)

SUB-ADVISER:                             Composite

ING Investment                           Stock Price

Management Co.                           ("S&P 500(Reg. TM)")

                                         Index.


ADVISER:              Invests primarily in securities that make up the      Asset allocation, convertible and

ING Investments LLC   S&P 500(Reg. TM) Index equity securities of issuers   debt securities, derivatives,

                      located within and outside the United States,         exchange-traded funds, foreign

SUB-ADVISER:          bond and currency markets and ETFs. Equity            investments, inability to sell

ING Investment        securities include, but are not limited to,           securities, interest rate, market

Management Co.        common and preferred stock, warrants and              trends, other investment

                      convertible securities. The fund will also invest     companies, price volatility,

                      in derivatives, including, but not limited to,        securities lending, small- and

                      futures, swaps and forward currency contracts.        mid-capitalization companies,

                      May invest in companies with market                   and sovereign debt.

                      capitalizations of any size. Will generally in

                      vest in sovereign debt of developed nations

                      with effective maturities of five to thirty years.

                      May also invest in other investment companies

                      to the extent permitted under the 1940 Act.

                      May lend portfolio securities up to 33  1/3% of

                      its total assets.




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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND

            RISKS OF THE UNDERLYING FUNDS IN WHICH THE FUND MAY MAKE

                               FUTURE ALLOCATIONS





INVESTMENT ADVISER/SUB-     UNDERLYING      INVESTMENT

         ADVISER                FUND          OBJECTIVE


INVESTMENT ADVISER:       ING Emerging    Maximize total

ING Investments, LLC      Markets Fixed   return.

                          Income Fund

SUB-ADVISER:

ING Investment

Management Advisors,

B.V.


INVESTMENT ADVISER/SUB-

         ADVISER                           MAIN INVESTMENTS                              MAIN RISKS


INVESTMENT ADVISER:       Invests at least 80% of its net assets (plus      Convertible securities, credit,

ING Investments, LLC      borrowings for investment purposes) in debt       debt securities, derivatives,

                          securities or issuers located in or primarily     emerging markets, foreign

SUB-ADVISER:              conducting their business in emerging market      investments, high-yield, lower-

ING Investment            countries. The fund expects to maintain           grade debt securities, illiquid

Management Advisors,      investments in a number of different              securities, inability to sell

B.V.                      emerging market countries. Debt securities        securities, other investment

                          include fixed-rate instruments, convertible       companies, non-diversified

                          bonds, bonds associated with restructured         investment company, price

                          syndicated or bank loans (e.g., Brady Bonds)      volatility, and securities lending.

                          and subordinated bonds. May invest in

                          warrants, structured securities, derivative

                          securities (including futures and forward

                          contracts, options on futures contracts, foreign

                          currencies, securities and stock indices,

                          structured notes and indexed securities, swaps,

                          caps, floors and collars) and below investment-

                          grade bonds (including corporate bonds from

                          emerging markets). The sub-adviser generally

                          invests in securities of various maturities. May

                          also invest in money-market instruments with

                          maturities not exceeding 397 days. May also

                          invest up to 20% its total assets in floating-

                          rate instruments. The fund is non-diversified

                          and may invest a higher percentage of its

                          assets in any one issuer. May invest in other

                          investment companies to the extent permitted

                          under the 1940 Act. May lend portfolio

                          securities up to 33  1/3% of its total assets.




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                                   More Information on Investment Strategies  15

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

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

INVESTMENT ADVISER/SUB-   UNDERLYING     INVESTMENT

         ADVISER              FUND         OBJECTIVE


INVESTMENT ADVISER:       ING Global   Maximize total

ING Investments, LLC      Bond Fund    return through

                                       a combination

SUB-ADVISER:                           of current

ING Investment                         income and

Management Co.                         capital

                                       appreciation.


INVESTMENT ADVISER/SUB-

         ADVISER                           MAIN INVESTMENTS                               MAIN RISKS


INVESTMENT ADVISER:       Invests at least 80% of its net assets (plus       Borrowing/leverage, credit, debt

ING Investments, LLC      borrowings for investment purposes) in bonds       securities, derivatives, foreign

                          of issuers in a number of different countries,     investments, high-yield, lower-

SUB-ADVISER:              which may include the United States. May           grade debt securities, inability to

ING Investment            invest in securities of issuers located in         sell securities, interest rate,

Management Co.            developed and emerging market countries            mortgage-related securities, non-

                          and may be denominated in foreign currencies       diversified investment company,

                          or in the U.S. dollar. May hedge its exposure to   other investment companies,

                          securities denominated in foreign currencies.      portfolio turnover, price

                          May borrow money from banks and invest the         volatility, and securities lending.

                          proceeds of such loans in portfolio securities as

                          permitted under the 1940 Act. Invests

                          primarily in investment-grade securities which

                          include, but are not limited to, corporate and

                          government bonds which, at the time of

                          investment, are rated investment-grade (at

                          least BBB- by Standard & Poor's Ratings

                          Services or Baa3 by Moody's Investors Service,

                          Inc.) or have an equivalent rating by a

                          nationally recognized statistical rating

                          organization, or are of comparable quality if

                          unrated. May also invest in preferred stock,

                          money market instruments, municipal bonds,

                         commercial and residential mortgage-backed

                          securities, asset-backed securities, other

                          securities and structured debt products,

                          private placements and other investment

                          companies. May also invest up to 5% of its

                          assets in a combination of floating rate

                          secured loans and shares of ING Prime Rate

                          Trust. Although it may invest a portion of its

                          assets in high-yield debt securities rated below

                          investment-grade, it will seek to maintain a

                          minimum weighted average portfolio quality

                          rating of at least investment-grade. The dollar-

                          weighted average portfolio duration will

                          generally range between two and nine years.

                          May use futures, swaps (including interest rate

                          swaps, total return swaps and credit default

                          swaps), options and other derivative

                          instruments. May utilize buy backs, dollar rolls

                          and reverse repurchase agreements. The fund

                          is non-diversified which means it may invest a

                          significant portion of its assets in a single

                          issuer. May also lend portfolio securities, up to

                          33  1/3% of its total assets.




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

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

INVESTMENT ADVISER/SUB-     UNDERLYING       INVESTMENT

         ADVISER                FUND          OBJECTIVE


INVESTMENT ADVISER:       ING Global       Long-term

ING Investments, LLC      Natural          capital

                          Resources Fund   appreciation.

SUB-ADVISER:

ING Investment

Management Co.


INVESTMENT ADVISER/SUB-

         ADVISER                            MAIN INVESTMENTS                               MAIN RISKS


INVESTMENT ADVISER:       Invests at least 80% of its net assets (plus        Commodities, concentration,

ING Investments, LLC      borrowings for investment purposes) in the          debt securities, derivatives,

                          equity securities of companies in the natural       foreign investments, inability to

SUB-ADVISER:              resources industries located in a number of         sell securities, market trends,

ING Investment            different countries, one of which may be the        natural resources, non-diversified

Management Co.            United States. A company is considered to be        investment company, other

                          in a natural resources industry when it is          investment companies, over-the-

                          significantly engaged, directly or indirectly, in   counter investment, portfolio

                          natural resources, meaning that at least 50%        turnover, price volatility, and

                          of its assets, revenues, or operating profits are   securities lending.

                          involved in or result from researching,

                          exploring, developing, mining, refining,

                          processing, fabricating, transporting, trading,

                          distributing or owning natural resource assets.

                          The fund is permitted to invest up to a

                          maximum of 50% of its assets in any single

                          industry that is engaged in any of the types of

                          natural resources set out above. May invest in

                          securities issued by companies that are not in

                          natural resources industries, investment-grade

                          corporate debt and repurchase agreements,

                          and commodities including gold bullion and

                          coins. May invest without limit in securities of

                          foreign issuers, including emerging markets.

                          May invest in equity securities listed on the

                          U.S. or foreign securities exchanges or traded

                          over-the-counter and include: common stock;

                          direct equity interests in trusts (including

                          Canadian Royalty Trusts); preferred stock;

                          partnerships, including master limited

                          partnerships; restricted securities; American

                          Depositary Receipts; and Global Depositary

                          Receipts. May also invest in mid- and small-

                          sized companies. May invest in derivatives and

                          structured notes whose value is linked to the

                          price of a commodity or commodity index. The

                          fund is non-diversified, and when compared

                          with other funds, may invest a greater portion

                          of its assets in a particular issuer. May also

                          invest in other investment companies to the

                          extent permitted under the 1940 Act. May also

                          lend portfolio securities, up to 33  1/3% of its

                          total assets.




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                                   More Information on Investment Strategies  17

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




INVESTMENT ADVISER/SUB-     UNDERLYING       INVESTMENT

         ADVISER                FUND           OBJECTIVE


INVESTMENT ADVISER:       ING High-Yield   High level of

ING Investments, LLC      Bond Portfolio   current income

                                           and total

SUB-ADVISER:                               return.

ING Investment

Management Co.


INVESTMENT ADVISER/SUB-

         ADVISER                           MAIN INVESTMENTS                               MAIN RISKS


INVESTMENT ADVISER:       Invests at least 80% of its net assets (plus      Credit, derivatives, foreign

ING Investments, LLC      borrowings for investment purposes) in a          investments, high-yield, lower-

                          portfolio of high-yield (high risk) bonds,        grade debt securities, inability to

SUB-ADVISER:              commonly referred to as "junk bonds." High-       sell securities, interest rate, other

ING Investment            yield bonds are debt securities that, at the      investment companies, price

Management Co.            time of purchase, are not rated by a nationally   volatility, and securities lending.

                          recognized statistical rating organization or

                          are rated below investment-grade. The fund

                          defines high-yield bonds to include: bank

                          loans; payment-in-kind securities; fixed and

                          variable floating rate and deferred interest

                          debt obligations; zero-coupon bonds and debt

                          obligations provided they are unrated or rated

                          below investment-grade. There are no

                          restrictions on the average maturity of the

                          fund or the maturity of any single investment.

                          May invest in investment-grade debt

                          securities; common and preferred stock; U.S.

                          government securities; money market

                          instruments; and debt securities of foreign

                          issuers including securities of companies in

                          emerging markets. May invest in derivatives,

                          including, but not limited to structured debt

                          obligations, dollar roll transactions and swap

                          agreements, including credit default swaps.

                          May invest in companies of any size. May

                          invest in other investment companies to the

                          extent permitted under the 1940 Act. May

                          lend portfolio securities up to 33  1/3% of its

                          assets.




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




INVESTMENT ADVISER/SUB-       UNDERLYING         INVESTMENT

         ADVISER                  FUND            OBJECTIVE


INVESTMENT ADVISER:       ING Institutional   High level of

ING Investments, LLC      Prime Money         current income

                          Market Fund         consistent with

SUB-ADVISER:                                  the

ING Investment                                preservation of

Management Co.                                capital and

                                              liquidity and

                                              the

                                              maintenance of

                                              a stable $1.00

                                              NAV per share.


INVESTMENT ADVISER/SUB-

         ADVISER                           MAIN INVESTMENTS                            MAIN RISKS


INVESTMENT ADVISER:       Invests in a portfolio of high-quality, U.S.      Concentration, credit, foreign

ING Investments, LLC      dollar denominated, short-term debt securities    investments, interest rate,

                          that are determined by the sub-adviser to         mortgage-related securities,

SUB-ADVISER:              present minimal credit risks. May maintain a      other investment companies,

ING Investment            rating from one or more rating agencies that      prepayment, repurchase

Management Co.            provide ratings on money market funds.            agreements, and U.S.

                          Obligations in which the fund invests             government securities and

                          generally have remaining maturities of 397        obligations.

                          days or less, although it may, to the extent

                          permissible, invest in instruments subject to

                          repurchase agreements and certain variable

                          and floating rate obligations that bear longer

                          final maturities. The dollar-weighted average

                          portfolio maturity will not exceed 90 days. Will

                          invest in obligations permitted under Rule 2a-

                          7 including, but not limited to: U.S.

                          government securities and obligations of its

                          agencies or instrumentalities; commercial

                          paper, mortgage- and asset-backed securities,

                          repurchase agreements, guaranteed

                          investment contracts, municipal securities,

                          loan participation interests and medium-term

                          notes; other money market mutual funds; and

                          domestic Yankee Dollar and Eurodollar

                          obligations including certificates of deposit,

                          fixed-time deposits, bankers acceptances, and

                          other promissory notes including floating and

                          variable rate obligations issued by U.S. or

                          foreign bank holding companies and their

                          bank subsidiaries, branches and agencies. May

                          invest more than 25% or its total assets in

                          instruments issued by domestic banks. May

                          significantly invest in securities issued by

                          financial services companies including, among

                          other entities, banks and bank holding

                          companies, investment banks, trust

                          companies, insurance companies, finance

                          companies and broker-dealers. May purchase

                          securities on a when-issued basis and purchase

                          or sell them on a forward commitment basis.

                          May also invest in variable rate master

                          demand obligations.




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                                   More Information on Investment Strategies  19

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




INVESTMENT ADVISER/SUB-     UNDERLYING       INVESTMENT

         ADVISER                FUND          OBJECTIVE


INVESTMENT ADVISER:       ING             Long-term

ING Investments, LLC      International   growth of

                          Growth          capital through

SUB-ADVISER:              Opportunities   investment in

ING Investment            Fund            equity

Management Co.                            securities and

                                          equity

                                          equivalents of

                                          companies

                                          outside the

                                          United States.


INVESTMENT ADVISER/SUB-

         ADVISER                            MAIN INVESTMENTS                              MAIN RISKS


INVESTMENT ADVISER:       Invests at least 65% of its net assets in equity    Convertible securities, debt

ING Investments, LLC      securities of issuers located in a number of        securities, derivatives, foreign

                          different countries outside of the United           investments, inability to sell

SUB-ADVISER:              States. Invests primarily in large-capitalization   securities, market trends, other

ING Investment            companies but may also invest in mid- and           investment companies, portfolio

Management Co.            small-sized companies. It generally invests in      turnover, price volatility, and

                          common and preferred stock, warrants and            securities lending.

                          convertible securities. May invest in companies

                          located in countries with emerging securities

                          markets. May invest in government debt

                          securities of developed foreign countries. May

                          invest up to 35% of its assets in securities of

                          U.S. issuers, including investment-grade

                          government and corporate debt securities.

                          May invest in derivatives, including, but not

                          limited to, futures, options and foreign

                          currency contracts. May also invest in other

                          investment companies, including ETFs, to the

                          extent permitted under the 1940 Act. May also

                          lend portfolio securities, up to 33  1/3% of its

                          total assets.








INVESTMENT ADVISER:     ING             Long-term

ING Investments, LLC    International   capital

                        Value Fund      appreciation.

SUB-ADVISER:

Brandes Investment

Partners, L.P. and ING

Investment Management

Co.


INVESTMENT ADVISER:     Invests primarily in foreign companies with         Convertible securities, debt

ING Investments, LLC    market capitalizations greater than $1 billion,     securities, derivatives, foreign

                        but it may hold up to 25% of its assets in          investments, inability to sell

SUB-ADVISER:            companies with smaller market capitalizations.      securities, market trends, other

Brandes Investment      The fund holds common stock, preferred              investment companies, price

Partners, L.P. and ING  stocks, warrants, American Depositary               volatility, securities lending, and

Investment Management   Receipts, European Depositary Receipts and          value investing.

Co.                     Global Depositary Receipts, as well as

                        convertible securities. May invest up to 35% of

                        its assets in securities of U.S. issues, including

                        investment-grade government and corporate

                        debt securities. May invest in derivative

                        instruments, including futures, options and

                        swaps, among others. Under normal

                        circumstances, the fund will invest at least

                        65% of its assets in securities of companies

                        located in a number of different countries

                        other than the United States, which may

                        include countries with emerging securities

                        markets. May invest in other investment

                        companies to the extent permitted under the

                        1940 Act. May also lend portfolio securities, up

                        to 33  1/3% of its total assets.




20  More Information on Investment Strategies


SHAREHOLDER GUIDE                    HOW TO PURCHASE SHARES

--------------------------------------------------------------------------------

ING PURCHASE OPTIONS

You may select from up to four separate classes of shares: Class A, Class C,

Class I, and Class W shares. Class A, Class I and Class W shares are not offered in this Prospectus.

CLASS C

o  No front-end sales charge; all your money goes to work for you right away.

o  Distribution and service (12b-1) fees of 1%.

o  A 1% CDSC on shares sold within one year of purchase.


o  No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.


When choosing between classes, you should carefully consider:

o  How long you plan to hold shares of the Fund;

o  The amount of your investment;

o  The expenses you'll pay for each class including ongoing annual expenses along with the initial sales charge or the CDSC and

o  Whether you qualify for any sales charge discounts.

The relative impact of the initial sales charge, if applicable, and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower net asset value ("NAV")

than other share classes.

Class C shares are not intended for purchase in excess of $1,000,000. Purchase orders from an individual investor in excess of $1,000,000 will be declined.

Because the Fund may not be able to identify an individual investor's trading activities when investing through omnibus account arrangements, you and/or your investment professional are responsible for ensuring that your investment in

Class C shares does not exceed the maximum of $1,000,000. The Fund cannot ensure that the Fund will identify purchase orders that would cause your investment in Class C shares to exceed the maximum allowed amount. When investing through such arrangements, you and/or your investment professional should be diligent in determining that you have selected the appropriate share class for you.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

To pay for the cost of promoting the Fund and servicing your shareholder account, the Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of Class C shares. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.

HOW WE COMPENSATE INTERMEDIARIES FOR SELLING ING MUTUAL FUNDS

ING mutual funds are distributed by ING Funds Distributor, LLC ("Distributor").

The Distributor is a broker-dealer that is licensed to sell securities. The

Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each

ING mutual fund also has an investment adviser ("Adviser") which is responsible for managing the money invested in each of the mutual funds. Both of these entities (collectively, "ING") may compensate an intermediary for selling ING mutual funds.

Only persons licensed with the Financial Industry Regulatory Authority

("FINRA") as a registered representative (often referred to as a broker or financial adviser) and associated with a specific broker-dealer may sell an ING mutual fund to you. The Distributor has agreements in place with each of these broker-dealers defining specifically what those broker-dealers will be paid for the sale of a particular ING mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from ING. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.

The Fund's Adviser or the Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund including affiliates of the Adviser and the Distributor. These amounts would be in addition to the distribution payments made by the Fund under the distribution agreements. The payments made under these arrangements are paid by the Adviser or the Distributor. Additionally, if a fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in funds advised by ING meets certain target levels or increases over time.

The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions including affiliated entities.

These additional fees paid to intermediaries may take the following forms: (1)

a percentage of that entity's customer assets invested in ING mutual funds; (2)

a percentage of that entity's gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to: (1) 0.30% per annum of the value of the Fund's shares held by the broker-dealer's customers; or (2)

0.20% of the value of the Fund's shares sold by the broker-dealer during a particular period. In accordance with these practices, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets. If you invested $10,000, the Distributor could pay a maximum of $20 for that sale.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    21


HOW TO PURCHASE SHARES                                        SHAREHOLDER GUIDE

--------------------------------------------------------------------

The Fund's Adviser or the Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds including affiliated companies. This may take the form of cash incentives and non-cash compensation and may include, but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that ING mutual funds are made available by those broker-dealers for their customers. The Sub-Adviser of the Fund may contribute to non-cash compensation arrangements.

Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.


The top 25 firms we paid to sell our mutual funds as of the last calendar year are:


A.G. Edwards & Sons, Inc.; Bear Stearns Securities Corp.; Charles Schwab & Co.;

Citigroup Global Markets; Directed Services LLC; Financial Network Investment;

First Clearing, LLC; H&R Block Financial Advisors; ING DIRECT Securities, Inc.;

ING Financial Advisors; ING Life Insurance and Annuity Company; Linsco Private

Ledger Financial; Merrill Lynch; MS & Co. ("Morgan Stanley"); Multi Financial

Securities; National Financial Services Corp.; Oppenheimer & Co.; Pershing,

LLC; Primevest Financial Services, Inc.; Prudential Investment Management

Services; Raymond James Financial Services; RBC Dain Rauscher, Inc.; UBS

Financial Services, Inc.; Wachovia Securities; and Wells Fargo Investments.

Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

SALES CHARGE WAIVERS


CDSC WAIVERS. If you notify the Transfer Agent at the time of redemption, the

CDSC for Class C shares will be waived in the following cases:


o  Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

o  Redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12%

   per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

   o  Mandatory distributions from an employer sponsored tax-deferred retirement plan or an Individual Retirement Account ("IRA").

o  Reinvestment of dividends and capital gains distributions.

If you think you may be eligible for a CDSC waiver, contact your investment professional or a Shareholder Services Representative.

REINSTATEMENT PRIVILEGE. If you sell Class C shares of the Fund, you may be eligible for a full or prorated credit of the CDSC paid on the sale when you make an investment up to the amount redeemed in the same share class within 90 days of the eligible sale. Reinstated Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege,

contact your investment professional or a Shareholder Services Representative,

or see the SAI for more information.

22    Shareholder Guide


SHAREHOLDER GUIDE                    HOW TO PURCHASE SHARES

--------------------------------------------------------------------------------

PURCHASE OF SHARES

The minimum initial investment amounts for the Fund are as follows:

o  Non-retirement accounts: $10,000.

o  Retirement accounts: $10,000.

o  Pre-Authorized Investment Plan: $10,000 to open; you must invest at least

   $100 a month.

o  Certain omnibus accounts (accounts of investors who purchase fund shares through certain financial intermediaries where the share holdings are held in the name of the financial intermediary): $250.

o  There are no investment minimums for any subsequent purchases.

Make your investment using the methods outlined in the table on the right.

The Fund and the Distributor reserve the right to reject any purchase order.

Please note that cash, traveler's checks, third-party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.

bank) generally will not be accepted. The Fund and the Distributor reserve the right to waive minimum investment amounts. Waiver of the minimum investment amount can increase operating expenses of the Fund. The Fund and the

Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $10,000.




                             Initial                 Additional

      Method             Investment                Investment


BY CONTACTING      An investment             Visit or consult an

YOUR             professional with an      investment

INVESTMENT       authorized firm can       professional.

PROFESSIONAL     help you establish and

                  maintain your account.

BY MAIL            Visit or consult an       Fill out the Account

                  investment                Additions form

                  professional. Make        included on the bottom

                  your check payable to     of your account

                  ING Funds and mail it,    statement along with

                  along with a              your check payable to

                  completed Account         ING Funds and mail

                  Application. Please       them to the address on

                  indicate your             the account statement.

                  investment                Remember to write

                  professional on the       your account number

                  New Account               on the check.

                  Application.

BY WIRE            Call the ING              Wire the funds in the

                  Operations                same manner described

                  Department at             under "Initial

                  (800) 922-0180            Investment."

                  and select Option 4 to

                  obtain an account

                  number and indicate

                  your investment

                  professional on the

                  account.

                  Instruct your bank to

                  wire funds to the Fund

                  in the care of:

                  State Street Bank

                  and Trust Company

                  ABA # 011000028

                  Boston, MA

                  credit to:

                  __________

                  (the Fund)

                  A/C #75000216; for

                  further credit to

                  Shareholder

                  A/C #

                  __________

                  (A/C # you received

                  over the telephone)

                  Shareholder Name:

                  __________

                  (Your Name Here)

                  After wiring funds

                  you must complete

                  the Account

                  Application and send

                  it to:

                  ING Funds

                  P.O. Box 219368

                  Kansas City, MO

                  64121-9368



[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    23


HOW TO PURCHASE SHARES                                        SHAREHOLDER GUIDE

--------------------------------------------------------------------

CUSTOMER IDENTIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: the Fund, the Distributor, or a third-party selling you the Fund must obtain the following information for each person that opens an account:

o  Name;

o  Date of birth (for individuals);

o  Physical residential address (although post office boxes are still permitted for mailing); and

o  Social Security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

FEDERAL LAW PROHIBITS THE FUND, THE DISTRIBUTOR AND OTHER FINANCIAL

INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING

INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF

THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.

FREQUENT TRADING - MARKET TIMING

The Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Fund. The Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that the Fund determines not to be in the best interest of the Fund.

The Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser to invest assets in an orderly,

long-term manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance.

Because the Underlying Funds invest in foreign securities it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market,

but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage."

Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the

Underlying Fund calculates its NAV such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly,

Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying

Funds' shares which negatively affects long-term shareholders.


The Fund and Underlying Funds' Board of Directors ("Board") have adopted policies and procedures designed to deter frequent, short-term trading in shares of the Fund and the Underlying Funds. Consistent with this policy, the

Fund and the Underlying Funds monitor trading activity. Shareholders may make exchanges among their accounts with ING Funds four (4) times each year. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k),

etc.) beneficially owned by the same shareholder will be treated as a single transaction. Subsequent transactions may not be effected within 30 days of the last transaction. In addition, purchase and sale transactions that are the functional equivalent of exchanges will be subject to these limits. On January

1 of each year, the limit restriction will be reset for all shareholders and any trade restrictions that were placed on an account due to a violation of the policy in the prior year will be removed. The Fund and the Underlying Funds reserve the right to specifically address any trading that might otherwise appear to comply with the restrictions described above if after consultation with appropriate compliance personnel, it is determined that such trading is nevertheless abusive or adverse to the interests of long-term shareholders. The

Fund and the Underlying Funds also reserve the right to modify the frequent trading-market timing policy at any time without prior notice depending on the needs of the Fund and the Underlying Funds and/or state or federal regulatory requirements.


If an activity is identified as problematic after further investigation, the

Fund and the Underlying Funds reserve the right to take any necessary action to deter such activity. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the

Fund and the Underlying Funds' frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading.

Although the restrictions described above are designed to discourage frequent,

short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the

Fund and the Underlying Funds will occur. Moreover, in enforcing such restrictions, the Fund and the Underlying Funds are often required to make decisions that are inherently subjective. The

24    Shareholder Guide


SHAREHOLDER GUIDE                    HOW TO PURCHASE SHARES

--------------------------------------------------------------------------------

Fund and the Underlying Funds strive to make these decisions to the best of their abilities in a manner that they believe is in the best interest of shareholders.

Shareholders may invest in the Fund and the Underlying Funds through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate transactions. Such intermediaries include broker-

dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Fund and the

Underlying Funds administrator now has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Fund and the Underlying Funds.

In some cases, the Fund and the Underlying Funds will rely on the intermediaries' excessive trading policies and such policies shall define the trading activity in which the shareholder may engage. This shall be the case where the Fund and the Underlying Funds are used in certain retirement plans offered by affiliates. With trading information received as a result of agreements, the Fund and the Underlying Funds may make a determination that certain trading activity is harmful to the Funds and their shareholders even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Fund and the Underlying Funds may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.

RETIREMENT PLANS


The Fund has available prototype qualified retirement plans for corporations and self-employed individuals. It also has available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers) and Simplified

Employee Pension Plans. State Street Bank and Trust Company ("SSB") acts as the custodian under these plans. For further information, contact a Shareholder

Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.


[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    25


HOW TO REDEEM SHARES                                          SHAREHOLDER GUIDE

--------------------------------------------------------------------

You may redeem shares by using the methods outlined in the table on the right.

Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

o  Your account must have a current value of at least $10,000.

o  Minimum withdrawal amount is $100.

o  You may choose from monthly, quarterly, semi-annual or annual payments.


For additional information, contact a Shareholder Services Representative or refer to the Account Application or the SAI.


PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined

NAV but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.


The Fund normally intends to pay in cash for all shares redeemed but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at its then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.





             Method                               Procedures


BY CONTACTING YOUR          You may redeem shares by contacting your

INVESTMENT PROFESSIONAL    investment professional. Investment

                            professionals may charge for their services

                            in connection with your redemption

                            request but neither the Fund nor the

                            Distributor imposes any such charge.

BY MAIL                     Send a written request specifying the Fund

                            name and share class, your account

                            number, the name(s) in which the account

                            is registered, and the dollar value or

                            number of shares you wish to redeem to:

                            ING Funds

                            P.O. Box 219368

                            Kansas City, MO 64121-9368

                            If certificated shares have been issued, the

                            certificate must accompany the written

                            request. Corporate investors and other

                            associations must have an appropriate

                            certification on file authorizing

                            redemptions. A suggested form of such

                            certification is provided on the Account

                            Application. A signature guarantee may be

                            required.

BY TELEPHONE -              You may redeem shares by telephone on

EXPEDITED REDEMPTION       all accounts other than retirement

                            accounts unless you check the box on the

                            Account Application which signifies that

                            you do not wish to use telephone

                            redemptions. To redeem by telephone, call

                            the Shareholder Services Representative at

                            (800) 992-0180.

                            RECEIVING PROCEEDS BY CHECK:

                            You may have redemption proceeds (up to

                            a maximum of $100,000) mailed to an

                            address which has been on record with ING

                            Funds for at least 30 days.

                            RECEIVING PROCEEDS BY WIRE:

                            You may have redemption proceeds

                            (subject to a minimum of $5,000) wired to

                            your pre-designated bank account. You will

                            not be able to receive redemption

                            proceeds by wire unless you check the box

                            on the Account Application which signifies

                            that you wish to receive redemption

                            proceeds by wire and attach a voided

                            check. Under normal circumstances,

                            proceeds will be transmitted to your bank

                            on the business day following receipt of

                            your instructions provided redemptions

                            may be made. In the event that share

                            certificates have been issued, you may not

                            request a wire redemption by telephone.



26    Shareholder Guide


SHAREHOLDER GUIDE                                TRANSACTION POLICIES

--------------------------------------------------------------------------------

NET ASSET VALUE

The NAV per share for each class of the Fund is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange

("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the

NYSE). The Fund is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of each class of the

Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The NAV of the Fund is generally based upon the NAVs of the Underlying Funds.

In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Underlying Funds will generally be valued at the latest NAV reported by those investment companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.

Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Fund's or an Underlying Fund's NAV is not calculated. As a result, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

When market quotations are not available or are deemed unreliable, a sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's

Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

o  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

o  Securities of an issuer that has entered into a restructuring;

o  Securities whose trading has been halted or suspended;

o  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

o  Securities that are restricted as to transfer or resale.

Options that are traded over-the-counter will be valued using one of three methods: (1) dealer quotes, (2) industry models with objective inputs, or (3)

by using a benchmark arrived at by comparing prior-day dealer quotes with the corresponding change in the underlying security or index. Exchange traded options will be valued using the last reported sale. If no last sale is reported, exchange traded options will be valued using an industry accepted model such as "Black Scholes." Options on currencies purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of over-the-counter options.

Each Underlying Fund's Adviser or sub-adviser may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determines its

NAV per share. Please refer to the prospectus for each Underlying Fund for an explanation of the circumstances under which an Underlying Fund will use fair pricing and the effect of fair pricing.

PRICE OF SHARES

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable CDSC. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received.

If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or the Distributor.

You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.

TELEPHONE ORDERS

The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine.

The Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and

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                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    27


TRANSACTION POLICIES                                          SHAREHOLDER GUIDE

--------------------------------------------------------------------

its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange shares of the Fund for shares of the same class of any other

ING Fund, except for ING Corporate Leaders Trust Fund, without paying any additional sales charge. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. If you exchange shares of a Fund that at the time you acquired the shares was a Nicholas-Applegate Mutual Fund,

the shares you receive on the exchange will be subject to the current CDSC structure and conversion rights of the Fund being acquired, although the shares will continue to age for CDSC and conversion purposes from the date the original shares were acquired.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged.

Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis. It is not expected that a secondary market for ING Senior Income Fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, ING Senior Income

Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of ING Senior Income Fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into ING Senior

Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.

In addition to the Fund available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other

ING Fund should carefully review the prospectus of that fund before exchanging their shares. For a list of the other funds offered by the Distributor, please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800)

992-0180 or by going to www.ingfunds.com.

You will automatically have the ability to request an exchange by calling a

Shareholder Services Representative unless you mark the box on the Account

Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its exchange policies at any time,

upon 60 days' prior written notice to shareholders.

CDSC ON EXCHANGE INTO ING SENIOR INCOME FUND


You are not required to pay an applicable CDSC upon an exchange from the Fund described in this Prospectus into ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by the Fund, the Fund's CDSC will apply. After an exchange into

ING Senior Income Fund, the time period for application of the CDSC will be calculated based on the first date you acquired your shares in the ING Fund.


SYSTEMATIC EXCHANGE PRIVILEGE

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly,

semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except for ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days'

prior written notice to shareholders.

SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Fund reserves the right, upon 30 days' prior written notice, to redeem at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than the Fund's minimum. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder

30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

ACCOUNT ACCESS

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180

and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy promise that accompanies this Prospectus.

28    Shareholder Guide


SHAREHOLDER GUIDE                                TRANSACTION POLICIES

--------------------------------------------------------------------------------

HOUSEHOLDING

To reduce expenses, we may mail only one copy of the Fund's Prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents,

please call us at (800) 992-0180 or speak to your investment professional. We will begin sending you individual copies thirty days after receiving your request.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI. The Fund posts its portfolio holdings schedule on its website on a month-end basis and makes it available 10 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the preceding calendar month (e.g.,

the Fund will post the month ending June 30 holdings on July 11.) The Fund may also post its complete or partial portfolio holdings on its website as of a specified date. The Fund's portfolio holdings schedule will, at a minimum,

remain available on the Fund's website until the next calendar month or until the Fund files a Form N-CSR or form N-Q with the SEC for the period that includes the date as of which the website information is current. The Fund's website is located at www.ingfunds.com.


[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    29


ADVISER AND SUB-ADVISER                       MANAGEMENT OF THE FUND

--------------------------------------------------------------------

ADVISER

ING INVESTMENTS, LLC ("ING INVESTMENTS" OR "ADVISER"), an Arizona limited liability company, serves as the investment adviser to the Fund. ING

Investments has overall responsibility for the management of the Fund. ING

Investments oversees all investment advisory and portfolio management services for the Fund.

ING Investments is registered with the SEC as an investment adviser. ING

Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING

Groep") (NYSE: ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Investments became an investment management firm in April, 1995.


As of June 30, 2008, ING Investments managed approximately $__ billion in assets.

The principal office of ING Investments is located at 7337 East Doubletree

Ranch Road, Scottsdale, Arizona 85258.


ING Investments receives an annual fee for its services payable in monthly installments based on the average daily net assets of the Fund.


The following table shows the aggregate annual management fees paid by the Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:






FUND                               MANAGMENT FEES


ING Global Target Payment Fund            [ ]%





For information regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory relationships, please refer to the Fund's annual shareholder report dated October 31, 2008.


SUB-ADVISER

ING Investments has engaged a sub-adviser to provide the day-to-day management of the Fund's portfolio. The sub-adviser is an affiliate of ING Investments.

ING Investments acts as a "manager-of-managers" for the Fund. ING Investments delegates to the sub-adviser of the Fund the responsibility for investment management, subject to ING Investments' oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-

adviser of the Fund.

From time to time, ING Investments may also recommend the appointment of additional sub-advisers or replacement of sub-advisers to the Fund's Board. The

Fund and ING Investments have received exemptive relief from the SEC to permit

ING Investments, with the approval of the Fund's Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the

Fund's shareholders. The Fund will notify shareholders of any change in the identity of the sub-adviser of the Fund. In this event, the name of the Fund and its principal investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Fund's Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.

ING INVESTMENT MANAGEMENT CO.

ING Investment Management Co. ("ING IM" or "Sub-Adviser"), a Connecticut

corporation, serves as the Sub-Adviser to the Fund. ING IM is responsible for managing the assets of the Fund in accordance with the Fund's investment objective and policies, subject to oversight by ING Investments and the Fund's

Board.

Founded in 1972, ING IM is registered with the SEC as an investment adviser.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of June 30, 2008, ING IM managed approximately $[ ] billion in assets.

The principal office of ING IM is located at 230 Park Avenue, New York, New

York 10169.

The following individual is responsible for the day-to-day management of ING

Global Target Payment Fund. Mr. Zemsky has managed the Fund since August 2008.

Paul Zemsky, Portfolio Manager, is the head of ING's Multi-Asset Strategies &

Solutions Group. He joined ING IM in 2005 as Head of Derivative Strategies.

Prior to assuming his role at ING, Mr. Zemsky spent 18 years at J.P. Morgan

Investment Management, where he held a number of key positions, including having responsibility for asset allocation for the firm's fixed income business and handling option trading in both the exchange-traded and over-the-counter markets.


ADDITIONAL INFORMATION REGARDING THE PORTFOLIO MANAGER

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.

30    Management of the Fund

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MORE INFORMATION ABOUT RISKS

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All mutual funds involve risk - some more than others - and there is always the chance that you could lose money or not earn as much as you hope. The Fund's risk profile is largely a factor of the principal securities in which the

Underlying Funds invest and investment techniques that they use. The following pages discuss the risks associated with certain of the types of securities in which an Underlying Fund may invest and certain of the investment practices that an Underlying Fund may use. For more information about these and other types of securities and investment techniques that may be used by the

Underlying Funds, see the SAI.

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the

Fund. Furthermore, ING Investments' allocation of the Fund's assets may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in

Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns by investing in an

Underlying Fund or other mutual funds representing a single asset class than in the Fund.

Assets will be allocated among funds and markets based on judgments made by ING

Investments. There is a risk that the Fund may allocate assets to an asset class or market that underperforms other funds. For example, the Fund may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY

The performance of the Fund depends upon the performance of the Underlying

Funds, which are affected by changes in the economy and financial markets. The value of the Fund changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.

TEMPORARY DEFENSIVE POSITIONS

The Fund or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market,

economic, political or other conditions affect the Fund or Underlying Fund.

Instead, the Fund or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Fund or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Fund's or Underlying Fund's defensive investment position may not be effective in protecting its value.

CONFLICT OF INTEREST

In making decisions on the allocation of the assets of the Fund among the

Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to the Fund and to the Underlying

Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds may have a sub-adviser that is affiliated with the Adviser, while others do not. ING

Investments may also subsidize the expenses of some of the Underlying Funds,

but does not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that fund or to ING

Investments or an affiliate or may believe that an Underlying Fund may benefit from additional assets. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than the Fund.

ING Investments has informed the Fund's Board that it has developed an investment process using an Investment Committee that it believes will ensure the Fund is managed in the best interests of the shareholders of the Fund.

Nonetheless, investors bear the risk that ING Investments' allocation decisions may be affected by its conflicts of interest.

PRINCIPAL RISKS

The Fund is also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

For certain of these Underlying Funds, the risk associated with the strategy is a principal risk. Other Underlying Funds may engage, to a lesser extent, in these strategies, and when so engaged are subject to the attendant risks.

Please see the SAI for a further discussion of the principal and other investment strategies employed by each Underlying Fund.

COMMODITIES. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local,

intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing,

distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                              More Information About Risks    31

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                            MORE INFORMATION ABOUT RISKS

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CONCENTRATION. An Underlying Fund concentrates (for purposes of the 1940 Act)

its assets in securities related to a particular sector or industry which means that at least 25% of its assets will be invested in such sector or industry at all times. As a result, the Underlying Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security and as such, is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. An Underlying Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

CORPORATE DEBT SECURITIES. Certain Underlying Funds may invest in corporate debt securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates decline, the value of the

Underlying Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed-income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility". According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

CREDIT. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.


DEBT SECURITIES. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. An Underlying Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.


DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements,

options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. In addition,

derivatives and their underlying securities may experience periods of illiquidity, which could cause the Underlying Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions,

the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties;

over-dependence on exports, especially with respect to primary commodities,

making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

EXTENSION. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES.  Certain Underlying Funds may invest in high-yield, lower-grade debt securities. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital

32    More Information About Risks


MORE INFORMATION ABOUT RISKS

--------------------------------------------------------------------------------

appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High-yield debt securities are not considered investment-grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

FOREIGN INVESTMENT. There are certain risks in owning foreign securities,

including those resulting from: fluctuations in currency exchange rates;

devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers;

accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement;

higher transaction and custody expenses than for domestic securities; and

limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of Underlying Funds, including the withholding of dividends.

Each Underlying Fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions, to help protect Underlying Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the

Underlying Fund. The risks of investing in foreign securities may be greater for countries with an emerging securities market.


ILLIQUID SECURITIES if a security is illiquid, a fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the fund could realize upon disposition. A fund may make investments that become less liquid in response to market developments or adverse investor perception. A fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund.

INITIAL PUBLIC OFFERINGS. Initial Public Offerings ("IPOs") and offerings by companies that have recently gone public have the potential to produce substantial gains for an Underlying Fund. However, there is no assurance that an Underlying Fund will have access to profitable IPOs. Stock of some newly-public companies may decline shortly after the IPOs.


INTERESTS IN LOANS. Certain Underlying Funds may invest in participation interests or assignments in secured variable or floating rate loans which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to an Underlying Fund's investment. Many loans are relatively illiquid and may be difficult to value.

INVESTMENT MODELS RISK. The proprietary models used by a sub-adviser to evaluate securities or securities markets for an Underlying Fund are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.


LIQUIDITY. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGED PAYMENT. A fund's managed payment policy is designed to make consistent payments once per month throughout each calendar year, excluding any additional distributions required to comply with applicable law. Under the managed payment policy, the dollar amount of a fund's scheduled monthly payments for a particular calendar year generally will increase or decrease each January based on the fund's performance over the previous three years. Accordingly, the dollar amount of a fund's monthly cash payments could go up or down substantially from one year to the next and over time depending on, among other things, the performance of the financial markets in which the fund invests, the allocation of fund assets across different asset classes and investments, the performance of the fund's investment strategies, and the amount and timing of prior payments by the fund. It is also possible for


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

your payments from a fund to go down substantially from one year to the next and over time, depending on the timing of your investments in the fund. Any redemptions you make from your fund account will proportionately reduce the amount of future cash payments you will receive from the fund.


MARKET TRENDS. Different types of stock tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying

Fund may at times be better or worse than the performance of funds that focus on other types of stock, or that have a broader investment style.

MORTGAGE-RELATED SECURITIES. Certain Underlying Funds may invest in mortgage-related securities. The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, are also sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated,

the price of the mortgage-related security may fall.

NATURAL RESOURCES. Certain Underlying Funds invest in securities of companies involved in natural resources. These securities may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as fire, drought, increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

NON-DIVERSIFIED INVESTMENT COMPANY. An Underlying Fund classified as a non-diversified investment company under the 1940 Act, means that the

Underlying Fund is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund.

The investment of a large percentage of the Underlying Fund's assets in the securities of a small number of issuers may cause an Underlying Fund's share price to fluctuate more than that of a diversified investment company.

Conversely, even though classified as non-diversified, an Underlying Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, an Underlying Fund would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

OPTIONS. The Fund will also seek to secure gains and enhance the stability of returns over a market cycle by writing (selling) call options ("Call Options")

on selected indices and exchange traded funds (each, an "Index" and collectively, the "Indices"). The performance of each Index that is the subject of a Call Option is expected to correlate closely with the performance of one or more Underlying Funds. The Sub-Adviser believes that a strategy of owning shares of Underlying Funds and writing (selling) Call Options on Indices whose performance closely correlates with the performance of these Underlying Funds will provide investors with opportunities to realize reasonable returns with less price volatility than would otherwise occur without this strategy. The

Sub-Adviser further believes that this strategy is likely to enhance the Fund's returns in down-trending, flat and moderately rising equity markets but reduce returns in more strongly rising equity markets.

When writing a Call Option, the Fund will receive cash (the premium) from the purchaser of the Call Option and the buyer will receive the right, upon exercise of the Call Option, to receive from the Fund a cash payment reflecting any appreciation in the value of the Index referenced by the Call Option above a fixed price (the exercise price) until a specified date in the future (the option expiration date). Because the performance of the Index is expected to correlate closely with the performance of one or more Underlying Funds, the

Fund will be effectively giving up, during the term of the Call Option, all or a portion of the benefits it would otherwise realize from a potential increase in the value of such Underlying Funds. At the same time, the premium received in connection with the sale of the Call Option will hedge the risk to the Fund of a potential decline in the value of the Underlying Funds. Thus, writing Call

Options will generally cause the Fund to underperform in periods of rising markets, particularly in periods of strongly rising markets, and outperform in periods of stable or declining markets relative, in each instance, to the performance that would otherwise be achieved in the absence of this strategy.

As noted above, the Fund will seek to write Call Options on Indices with price movements, taken in the aggregate, that are closely correlated with the price movements of Underlying Funds. To the extent there is a lack of correlation between the performance of the Indices and the Underlying Funds, there is a risk that the strategy of writing Call Options will not produce the intended results or benefits for the Fund. For example, if the Fund were to write a Call

Option on an Index that is expected to perform during the term of the Option in accordance with the performance of a particular Underlying Fund, and if such

Index were to increase in price materially more than the value of such

Underlying Fund, then the Fund might realize losses upon the exercise of the

Call Option that are not fully offset by the increase in value of the

Underlying Fund.

The Sub-Adviser expects initially to write (sell) Call Options for the Fund primarily with shorter maturities (typically ten days to three months until expiration) generally at-the-money or near-the-money and in the over-the-counter markets with major international banks, broker-dealers and financial institutions.

OTHER INVESTMENT COMPANIES. An Underlying Fund may invest in other companies to the extent permitted by the 1940 Act and the rules thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts

("HOLDRs"), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"),

PowerShares QQQTM ("QQQQ"),

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

Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares(Reg. TM)

exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies

(including management fees, administration fees and custodial fees). Additional risks of investments in ETFs include: (i) the market price of ETF's shares may trade at a discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit-breakers"

(which are tied to large decreases in stock prices) halts trading generally.

Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.


To seek to achieve a return on uninvested cash or for other reasons, an

Underlying Fund may invest its assets in ING Institutional Prime Money Market

Fund and/or one or more other money market funds advised by ING affiliates

("ING Money Market Funds"). An Underlying Fund's purchase of shares of an ING

Money Market Fund will result in the Underlying Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Underlying Fund's

Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Underlying Fund invests resulting from the Underlying Fund's investment into the ING Money Market Fund.

OVER-THE-COUNTER INVESTMENT. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

PREPAYMENT. The Underlying Funds may invest in mortgage-related securities,

which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, an

Underlying Fund will be forced to reinvest its money at lower yields.

PRICE VOLATILITY. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries.

Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


PROPRIETARY HEDGE FUND BETA STRATEGY. The Fund does not invest in hedge funds and does not seek to replicate the alpha component of the returns of the HFRI

Index. Individual hedge funds themselves may perform better or worse based on their style, their unique investment strategies or the skill of their particular manager. Hedge funds often may adjust their investments rapidly in view of market, political, financial or other factors, whereas the Fund only adjusts its composition on a monthly basis. The use of specific market exposures in the Fund, their weights and their long or short exposures is based entirely on an assessment of historical data related to volatility and returns of a hedge fund index. To the extent that this data and analysis turns out not to be predictive of future events, the return of the Fund may deviate from the returns of the beta component of hedge fund returns.

The Fund's investments may not reflect a long position in each of the indices and the Fund's NAV per share may decline from month to month, even if the value of any or all of the indices used in the model increase during that time. Total exposure to market indices taken by the Fund will vary month by month and the re-balancing could range from up to 150% of the value of the fund to an aggregate short position in the total of the market exposures taken by the

Fund. The total of the Fund's cash investments in the instruments providing its market exposures may not equal 100% of the Fund value and money market returns are used as an exposure in the Sub-Adviser's model, so the Fund return may be derived in part from cash returns.

Moreover, neither the Fund nor hedge funds provide a guarantee of "absolute returns," that is, returns independent of the overall direction of equity and fixed-income markets. Alternative investments such as hedge funds may often be purchased by investors on the basis of their potential to produce such returns.

However, there can be no assurance that either hedge funds in general, or the

Fund in particular, will be successful at producing positive returns.

The Fund has no actual historical performance data. The absence of a track record with respect to the Fund is particularly significant because the hedge fund beta replication model employed by the Fund is based on historical trends in returns that may or may not be repeated in the future.


REAL ESTATE SECURITIES. Investments in issuers that are primarily engaged in real estate, including Real Estate Investment Trusts ("REITs"), may subject an

Underlying Fund to risks similar to those

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associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase by an

Underlying Fund of a security that the seller has agreed to repurchase at an agreed-upon price. If the seller defaults and the collateral value declines, an

Underlying Fund might incur a loss. If the seller declares bankruptcy, an

Underlying Fund may not be able to sell the collateral at the desired time.

RESTRICTED AND ILLIQUID SECURITIES. If a security is illiquid, an Underlying

Fund may not be able to sell the security at a time when the Adviser or

Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

RULE 144A SECURITIES. Rule 144A securities are securities that are not registered but which are bought and sold solely by institutional investors. An

Underlying Fund considers Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets.

SECURITIES LENDING. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S.

government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls,

including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments by the

Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities and the Underlying Fund could incur losses in connection with the investment of such cash collateral.


SHORT EXPOSURES. The Fund takes short exposure on market indices by investing in an instrument or derivatives that rise in value with a fall in the related index. If the price of the index rises while the Fund has a short exposure to it, the Fund may have to cover its short exposure at a loss.

The Fund cannot guarantee that the financial instrument necessary to cover a short position will be available for purchase at the time the Fund wishes to close a short position or, if available, that the instrument will be available at an acceptable price. Purchasing a financial instrument to cover a short position can itself cause the price of the instrument to rise further, thereby exacerbating the loss. The potential loss on a short sale is unlimited because the loss increases as the price of the instrument sold short increases.

Short exposure also involves other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding.

In addition, to borrow the financial instrument, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund replaces a borrowed instrument, the Fund will be required to maintain assets with the lending broker as collateral. Thus, short sales involve credit exposure to the broker that executes the short sales. In addition, the Fund is required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. The requirement to segregate assets limits the Fund's leveraging of its investments and the related risk of losses from leveraging. However, such segregation may also limit the Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.


MID- AND SMALL-CAPITALIZATION COMPANIES. Certain Underlying Funds may invest in mid- and small-capitalization companies. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS. Obligations issued by some U.S.

government agencies, authorities, instrumentalities or sponsored enterprises,

such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association, Federal Home Loan Mortgage

Corporation and Federal Home Loan Banks, are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be


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given that the U.S. government will provide financial support to U.S.

government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

VALUE INVESTING. Certain Underlying Funds invest in "value" stock. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stock the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying

Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions,

such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stock and may not favor equities at all. During those periods, an Underlying Fund's relative performance may suffer.

INABILITY TO SELL SECURITIES. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies.

These less liquid securities could include securities of small- and mid-sized

U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the

Underlying Fund.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, an

Underlying Fund may lend portfolio securities in an amount up to 30% or 33

1/3%, depending upon the Underlying Fund, of total Underlying Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral. As with other extensions of credit,

there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

PORTFOLIO TURNOVER. Certain Underlying Funds are generally expected to engage in frequent and active trading of portfolio securities to achieve their respective investment objective. A high portfolio turnover rate involves greater expenses to an Underlying Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Underlying Fund.

OTHER RISKS

BORROWING. An Underlying Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of an Underlying Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, an Underlying Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

INDEX STRATEGY. Certain Underlying Funds may use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between an Underlying Fund and an index performance may be affected by the

Underlying Fund's expenses, and the timing of purchases and redemptions of an

Underlying Fund's shares.


INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies. In some cases, an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings.

While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Adviser will monitor transactions by each Fund and will attempt to minimize any adverse effects on the Underlying Funds and the Fund as a result of these transactions.

So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies,

except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

MANAGEMENT. Each Underlying Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Underlying Funds, but there can be no guarantee that these will produce the desired results.


Many sub-advisers of equity funds employ styles that are characterized as

"value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another.

For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

PAIRING-OFF TRANSACTIONS. A pairing-off transaction occurs when an Underlying

Fund commits to purchase a security at a future date, and then the Underlying

Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount

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needed at the time the commitment to purchase the security at the future date was entered and the Underlying Fund will experience a loss.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date.

Whether such a transaction produces a gain for an Underlying Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, an Underlying Fund's

NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase an

Underlying Fund's yield; however, such transactions also increase the Underlying

Fund's risk to capital and may result in a shareholder's loss of principal.


SHORT SALES. A "short sale" is the sale by an Underlying Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Underlying Fund may have to cover its short position at a higher price than the short sale price,

resulting in a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

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DIVIDENDS, DISTRIBUTIONS, AND REINVESTMENTS

The Fund's Managed Payment Policy is designed to provide level monthly payments throughout each calendar year, with payments adjusted once a year each January based on the Fund's performance over the previous three years and the

Sub-Adviser's assessment of the Fund's objectives and market conditions.


The Fund will make a level monthly payment of $0.044 per share for 2009 for

Class C shares. This is calculated based on an Annual Payment Rate of [ ]% set for 2009 for the Fund's Class C shares and applied to the Fund's [ inception date NAV of $10.00 ] per share. Therefore, if investors would like to generate a monthly payment of $ [ ] from their holdings in Class C shares of the Fund during 2009, investors must purchase [10,000 Class C ]shares of the Fund.


The required investment to generate a given amount of payment will vary from year to year depending on monthly level payment determined for that year. In order to provide investors with greater predictability of their monthly payment streams, the Fund's Managed Payment Policy seeks to deliver stable monthly payments per share over time by basing the annual reset on: (i) an Annual

Payment Rate determined by the Fund's Sub-Adviser; and (ii) the Fund's performance over the previous three years.


Each January the Sub-Adviser will determine and announce a new level monthly payment per share for the calendar year based on:


i) the Annual Payment Rate, for the Fund's Class C shares; and

ii) the Trailing Average Account Value, for the Fund's Class C shares.

While the Fund's level monthly payment amount per share will not change within a calendar year, it may increase or decrease from one year to the next because it is based on the Annual Payment Rate and the Trailing Average Account Value,

one or both of which may change from year to year.

Please note that the Fund's Managed Payment Policy is not designed to generate,

and is not expected to result in, payments that equal a fixed percentage of the

Fund's current NAV per share or a fixed percentage of a shareholder's current account value. Instead, Fund shareholders are expected to receive a monthly payment that is equal to the monthly payment per share (as determined under the

Managed Payment Policy) times the number of shares they own on the record date.

MONTHLY PAYMENTS & ADDITIONAL DISTRIBUTIONS

In each calendar year, the Fund's 12 scheduled level payments per share are made monthly, on the last business day of each month. Shareholders can choose to receive their 12 scheduled monthly payments in cash or to automatically reinvest their payments in additional Fund shares. Because the level monthly payment per share will be fixed during a calendar year, investors will receive

12 fixed monthly payments during the calendar year, unless the number of Fund shares they hold changes because of purchases, redemptions, or reinvestment of payments. If the investor elects to reinvest the monthly payments in additional

Fund shares, this will increase the number of Fund shares owned by the investor and will therefore proportionally increase the total dollar amount of the monthly payment.

The Fund generally expects to distribute to shareholders substantially all of its net income (for example, interest and dividends) as well as substantially all of its net capital gains (for example, from the sale of its holdings, or gains distributions it receives from the Underlying Funds). In addition to these regular monthly payments, a Special Distribution may be made in December and other Special Distributions may be made with respect to a particular fiscal year in order to comply with applicable law. As these Special Distributions are not factored into the Fund's managed payment objectives, each Special

Distribution will be automatically reinvested in additional Fund shares unless a shareholder elects to receive the Special Distributions in cash. These additional shares can be redeemed under the same terms and conditions as any other shares of the Fund. The shares received with respect to a Special

Distribution are included in the calculation of the Trailing Average Account

Value used in resetting the level payment amount each January and redemption of such shares, or an election to receive the Special Distributions in cash, will decrease the aggregate monthly payment received in the future. Both level monthly payments and Special Distributions (which are reinvested and received by you as additional shares in the Fund) will normally be taxable as either ordinary income or long-term capital gain.

RETURN OF CAPITAL

Pursuant to the Fund's Managed Payment Policy, a portion of each monthly payment that the Fund makes may be treated as a return of capital. Each month,

the Fund will provide disclosures with payments made that estimate the percentages of the year-to-date payments through the preceding month that represent net investment income, other income or capital gains, and return of capital, if any. At the end of the year, the Fund may be required, under applicable law, to re-characterize payments over the course of the year across ordinary income, capital gains, and return of capital, if any, for purposes of tax reporting to shareholders. The portion of the Fund's payments, if any, that represent a return of capital as determined at the end of the year, will have the effect of reducing your cost basis in the Fund's shares and are generally not taxable until your cost basis has been reduced to zero. Such basis adjustment may increase the amount of capital gain, if any, or decrease the amount of capital loss, if any, that you will realize when selling the shares.

CALCULATION OF LEVEL MONTHLY PAYMENTS PER SHARE

The level monthly payment per share for the calendar year will be calculated in

January prior to the first monthly payment of the year and will be fixed for that calendar year. The level monthly payment amount each year for the Class C shares of the Fund will be the product of: (i) the Annual Payment Rate for that year divided by 12; and (ii) the Trailing Average Account Value for such share class, calculated as described below.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                        Dividends, Distributions and Taxes    39


                      DIVIDENDS, DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------


The Fund's Sub-Adviser, with assistance from the Fund's administrator, will determine the new Annual Payment Rate each January, in its discretion within a range of 4.25% to 6.25% per annum for its Class C shares, based on the Fund's objectives, NAV evolution and fee structure of the Class C shares, as well as the Sub-Adviser's assessment of the market environment and its asset allocation views. As noted above, under normal market conditions the Sub-Adviser expects to reset the Annual Payment Rate at [ ]% for its Class C shares if consistent with the Fund's primary investment objective of meeting the Fund's managed payment objectives while seeking to preserve investors' capital over the long term.


To calculate the Trailing Average Account Value, a reference account is used for each class of shares. This reference account is assumed to hold shares of the Fund of the relevant share class purchased at inception and shares received by reinvestment of any Special Distributions described above. It is further assumed that no further purchases or redemptions are made for the reference account.

The Trailing Average Account Value for a share class will be equal to the average month-end value per share for the reference account for that share class calculated over the 36 months ended December 31 of the previous year (or,

for period shorter than three full years, since inception). The Trailing

Average Value will differ by applicable share class, as it will be impacted by the differing expense ratios of each class as well as by the differing number of shares the reference account of such share class received in reinvestment of any Special Distributions. Therefore, the level monthly payment amount will differ by available share class in future years.

The level monthly payment amount each year will be the product of: (i) the

Annual Payment Rate divided by 12; and (ii) the Trailing Average Account Value as follows:




                                         Three Year Trailing Average

                                          Value of Reference Account

    Monthly           Annual

                                        at End of Prior Calendar Year

                                        ______________________________

    Payment    =    Payment Rate    x

                    ______________

                                               # of Shares Held

   per share          12 months

                                             by Reference Account

                                        at End of Prior Calendar Year



While the Fund's level monthly payment amount will not change within a calendar year, it may increase or decrease from one year to the next because it is based on the Annual Payment Rate and the Trailing Average Account Value, one or both of which may change from year to year.

Special Distributions will impact the number of shares held in the reference account used to re-calculate the monthly payment per share. A large Special

Distribution may significantly reduce the per share monthly payment and, if a shareholder redeems the shares received with respect to the Special

Distribution, or elects to receive the Special Distributions in cash, the aggregate payments received by the shareholder will be reduced.

The Fund's Managed Payment Policy is not designed to generate, and is not expected to result in, payments that equal a fixed percentage of the Fund's NAV per share or a fixed percentage of an investor's current account value. These percentages could vary greatly during a calendar year. Rather, Fund shareholders will receive a monthly payment that is equal to the level monthly payment per share, times the number of shares they own on the record date.

TAXES

The following information is meant as a general summary for U.S. shareholders.

Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will pay all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it pays, most shareholders will be taxed on amounts they receive and any special distributions declared. A particular payment generally will be taxable as either ordinary income or long-term capital gain. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular payment as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Dividends attributable to interest are not eligible for the reductions in rates described below.

Current tax law (which is currently scheduled to apply through 2010) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock.

Although these rate reductions do not apply to corporate taxpayers, such taxpayers may be entitled to a corporate dividends received deduction with respect to their share of eligible domestic corporate dividends received by the

Fund. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

o  Distributions of earnings from qualifying dividends and qualifying long-term capital gains from an Underlying Fund to the Fund which is distributed to individual shareholders will be taxed at a maximum rate of 15%.

o  Note that distributions of earnings from dividends paid by certain

   "qualified foreign corporations" to the Underlying Fund which is then distributed to the Fund can also qualify for the lower tax rates on qualifying dividends.

o  A shareholder and the Fund will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

40    Dividends, Distributions and Taxes


DIVIDENDS, DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------

o  Distributions of earnings from an Underlying Fund to the Fund of non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

   o  The maximum 15% tax rate for individual taxpayers on long-term capital gains and qualifying dividends is currently scheduled to apply through

   2010. In the absence of further Congressional action, for the calendar years after 2010, the maximum rate on long-term capital gains for individual taxpayers would increase to 20% and income from dividends would be taxed at the rates applicable to ordinary income.

o  Certain payments by the Fund may constitute a return of capital, which will have the effect of reducing your cost basis in the Fund's shares and thereby increasing the amount of capital gain, if any, or decreasing the amount of capital loss, if any, that you will realize when selling or exchanging Fund shares.

Dividends declared by the Fund in October, November or December and paid during the following January will be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as "buying a dividend."

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on distributions until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

The Fund may have income, gains or losses from any distribution or redemption in the Underlying Funds. Distributions of long-term capital gains or qualifying dividends of either the Fund or the Underlying Funds will generally be taxed as long-term capital gains. Other distributions, including short-term capital gains, will be taxed as ordinary income. The structure of the Fund and the reallocation of investments among Underlying Funds could affect the amount,

timing and character of distributions.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of the Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                        Dividends, Distributions and Taxes    41


                      DIVIDENDS, DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the

IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S.

federal income tax liability.

Please see the SAI for further information regarding tax matters.

42    Dividends, Distributions and Taxes


ING GLOBAL TARGET PAYMENT FUND                             FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------


The financial highlights table below is intended to help you understand the

Fund's Class C share's financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represents the rate an investor would have earned (or lost) on an investment in a share of a Fund (assuming reinvestment of all dividends and distributions). A report of the Fund's independent registered public accounting firm, along with the Fund's financial statements, is included in the Fund's annual shareholder report, which is incorporated by reference into the SAI and is available upon request.






                                                                      YEAR ENDED

                                                                      OCTOBER 31,

                                                                     ------------

                                                                         2008

                                                                     ------------

PER SHARE OPERATING PERFORMANCE:


Net asset value, beginning of period                          $           [ ]

Income from investment operations:

Net investment income                                         $           [ ]

Net realized and unrealized gain (loss) on investments        $           [ ]

Total from investment operations                              $           [ ]

Less distributions from:

Net investment income                                         $           [ ]

Net realized gains on investments                             $           [ ]

Total distributions                                           $           [ ]

Net asset value, end of period                                $           [ ]

TOTAL RETURN                                                  %           [ ]

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                             $           [ ]

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage          %           [ ]

  commission recapture

Net expenses after expense waiver and prior to brokerage      %           [ ]

  commission recapture

net expense after expense waiver and brokerage commission     %           [ ]

  recapture

Net investment income after expense waiver and brokerage      %           [ ]

  commission recapture

Portfolio turnover rate                                       %           [ ]






[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                              ING Global Target Payment Fund  43


                      (THIS PAGE INTENTIONALLY LEFT BLANK)


In addition to the Fund offered in this Prospectus, the Distributor also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800)

992-0180 or by going to www.ingfunds.com.

Domestic Equity and Income Funds

ING Corporate Leaders 100 Fund


ING Equity Dividend Fund

ING Fundamental Research Fund

ING Growth and Income Fund

ING Real Estate Fund


Domestic Equity Growth Funds

ING 130/30 Fundamental Research Fund

ING Fundamental Research Fund

ING LargeCap Growth Fund

ING MidCap Opportunities Fund

ING Opportunistic LargeCap Fund

ING Small Company Fund

ING SmallCap Opportunities Fund

Domestic Equity Index Funds

ING Index Plus LargeCap Fund

ING Index Plus MidCap Fund

ING Index Plus SmallCap Fund

Domestic Equity Value Funds

ING Financial Services Fund


ING Fundamental Research Fund


ING SmallCap Value Multi-Manager Fund

ING Value Choice Fund

Fixed-Income Funds

ING GNMA Income Fund

ING High Yield Bond Fund


ING Intermediate Bond Fund


Global Equity Funds

ING Global Equity Dividend Fund

ING Global Natural Resources Fund

ING Global Real Estate Fund

ING Global Science and Technology Fund

ING Global Value Choice Fund


Global/International Fixed-Income Funds

ING Emerging Markets Fixed Income Fund

ING Global Bond Fund

International Equity Fund


ING Asia-Pacific Real Estate Fund

ING Disciplined International SmallCap Fund

ING Emerging Countries Fund

ING European Real Estate Fund

ING Foreign Fund

ING Greater China Fund

ING Index Plus International Equity Fund

ING International Capital Appreciation Fund

ING International Equity Dividend Fund

ING International Growth Opportunities Fund

ING International Real Estate Fund


ING International SmallCap Multi-Manager


ING International Value Choice Fund


ING International Value Fund


ING Russia Fund


International Fund-of-Funds

ING Diversified International Fund

Loan Participation Fund


ING Senior Income Fund

Money Market Funds

ING Classic Money Market Fund

ING Money Market Fund

Strategic Allocation Funds

ING Strategic Allocation Conservative Fund

ING Strategic Allocation Growth Fund

ING Strategic Allocation Moderate Fund


TO OBTAIN MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE FUND IN OUR:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Fund's annual/semi-annual shareholder reports, when available, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Fund's performance during its last fiscal year, the financial statements and the independent registered public accounting firm's reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI contains more detailed information about the Fund. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/

semi-annual shareholder reports, the SAI or other information.

To make shareholder inquiries contact:

THE ING FUNDS

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at WWW.INGFUNDS.COM

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public

Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. SECURITIES AND EXCHANGE COMMISSION

Public Reference Section

100 F Street, N.E.

Washington, D.C. 20549

or at the e-mail address: PUBLICINFO@SEC.GOV

Or obtain the information at no cost by visiting the SEC's Internet website at

WWW.SEC.GOV.

When contacting the SEC, you will want to refer to the Fund's SEC file number.

The file number is as follows:




ING Series Fund, Inc.             811-6352

  ING Global Target Payment Fund




PRPRO-GTPC                                                       (0209-022709)


[GRAPHIC APPEARS HERE]

--------------------------------------------------------------------------------


[GRAPHIC APPEARS HERE]

Prospectus


FEBRUARY 27, 2009

Class I and Class W

ING Global Target Payment Fund



This Prospectus contains important information about investing in Class I and

Class W shares of ING Global Target Payment Fund. You should read it carefully before you invest and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal

Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other government agency, and is affected by market fluctuations. There is no guarantee that the Fund will achieve its investment objective. As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not

approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.


-------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

MUTUAL FUNDS

--------------------------------------------------------------------------------



                                                                  WHAT'S INSIDE

--------------------------------------------------------------------------------



[GRAPHIC APPEARS HERE]


       INVESTMENT

       OBJECTIVE

[GRAPHIC APPEARS HERE]

       PRINCIPAL

       INVESTMENT

       STRATEGIES

[GRAPHIC APPEARS HERE]

       RISKS

Risk is the potential that

your investment will lose

money or not earn as much

as you hope. All mutual

funds have varying degrees

of risk, depending on the

securities in which they

invest. Please read this

Prospectus carefully to be

sure you understand the

principal investment

strategies and risks

associated with the Fund.

You should consult the

Statement of Additional

Information ("SAI") for a

complete list of the

investment strategies and

risks.

[GRAPHIC APPEARS HERE]

       WHAT YOU

       PAY TO

       INVEST



[GRAPHIC APPEARS HERE]

If you have any questions about the Fund, please call your investment professional or us at 1-800-992-0180.


These pages contain a description of ING Global Target Payment Fund ("Fund"),

including the Fund's investment objective, principal investment strategies and risks.


You'll also find:

WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay - both directly and indirectly - when you invest in the Fund.





INTRODUCTION                                         1

ING Global Target Payment Fund                       3

WHAT YOU PAY TO INVEST                               6

MORE INFORMATION ON INVESTMENT STRATEGIES            9

SHAREHOLDER GUIDE                                   21

MANAGEMENT OF THE FUND                              28

MORE INFORMATION ABOUT RISKS                        29

DIVIDENDS, DISTRIBUTIONS AND TAXES                  37

FINANCIAL HIGHLIGHTS                                41

TO OBTAIN MORE INFORMATION                  Back Cover





                      (THIS PAGE INTENTIONALLY LEFT BLANK)


INTRODUCTION

--------------------------------------------------------------------

AN INTRODUCTION TO THE FUND

ING Global Target Payment Fund ("Fund") combines a managed payment policy with a diversified investment portfolio of ING Funds invested in global equity,

fixed-income and real estate securities.

The Fund's primary investment objective is to meet the Fund's managed payment objectives, while seeking to preserve investors' capital over the long term.

The Fund's secondary investment objective is to seek the potential for long-term capital appreciation.

The Fund's managed payment policy ("Managed Payment Policy") is designed to provide level monthly payments throughout each calendar year, with payments adjusted each January based on the annual payment rate determined by the sub-adviser based on its assessment of the Fund's objectives and market conditions and the Fund's performance over the previous three years.

The Fund seeks to achieve its investment objectives through a strategic allocation to other ING Funds ("Underlying Funds") and uses proprietary asset allocation strategies to determine how much to invest in the Underlying Funds.

These Underlying Funds, in turn, invest directly in a wide range of global equity, fixed-income, and real estate securities. Although an investor may achieve the same level of diversification and returns by investing directly in a variety of the Underlying Funds, the Fund provides investors with a simple mechanism to convert their assets into a global, diversified portfolio that seeks to deliver an attractive, stable stream of monthly payments. For more information about the Underlying Funds, please see "More Information on

Investment Strategies" and "Description of the Investment Objectives, Main

Investments and Risks of the Underlying Funds" later in this Prospectus.

The Fund's Managed Payment Policy is designed to meet the needs of investors who wish to receive stable levels of monthly payments from their investment in the Fund. It is possible for the Fund's monthly payments to increase or decrease from one year to the next because the level monthly payments during any calendar year are based on the Fund's average monthly performance over the previous three years (or since its inception date) and an annual payment rate determined by the sub-adviser. There can be no assurance, and there is no guarantee, that the Fund will provide a fixed or stable level of cash payments at any time or over any period of time. An investment in the Fund could lose money over short, intermediate, or even long periods of time.

This Prospectus explains the investment objectives, principal investment strategies and risks of the Fund. Reading this Prospectus will help you to decide whether the Fund is the right investment for you. You should keep this

Prospectus for future reference.

Although the Fund is designed to serve as a diversified investment, no single mutual fund can provide an appropriate investment program for all investors.

You should evaluate the Fund in the context of your personal financial situation, investment objectives, and other investments.

AN INTRODUCTION TO THE FUND'S MANAGED PAYMENT POLICY

The Fund's Managed Payment Policy is designed to provide investors with regular cash flows from their investment. The policy provides for 12 level monthly payments throughout each calendar year. This payment policy enables investors to target the total dollar amount of the monthly payments they receive from their holdings in the Fund each year, by purchasing the number of shares that will translate into their target monthly payment amount.


The Fund will make a level monthly payment of $0.052 per share for 2009 for

Class I and Class W shares. This is calculated based on an annual payment rate of [ ]% set for 2009 for the Class I and Class W shares and applied to the

Fund's inception date net asset value ("NAV") of $10.00 per share. Therefore,

if investors would like to generate a monthly payment of $ [ ] from their holdings in Class I or Class W shares of the Fund during 2009, investors must purchase 10,000 Class I or Class W shares of the Fund.


The required holding to generate a given amount of payment will vary from year to year depending on the monthly level payment per share determined for that year. After 2008, each January the sub-adviser will determine and announce a new level monthly payment per share for the calendar year based on:

i) a payment rate, determined annually by the sub-adviser within the range of

5.25% to 7.25% per annum ("Annual Payment Rate"), which will be the same for the Fund's Class I and Class W shares; and

ii) the average month end value of a reference account holding shares of the

Fund (plus shares received with respect to re-investment of any special distributions of income or capital gains) over the previous three calendar years (or if shorter, since inception) ("Trailing Average Account Value"),

which will vary by share class for the Fund's Class I and Class W shares.

The level monthly payment amount each year for Class I and Class W shares of the Fund will be the product of: (i) the Annual Payment Rate for that year divided by 12; and (ii) the Trailing Average Account Value for its Class I and

Class W shares, calculated as described in the section entitled "Calculation of

Level Monthly Payments Per Share," later in this Prospectus.


The Fund's sub-adviser, with assistance from the Fund's administrator, will determine the new Annual Payment Rate each January, in its discretion within the range of 5.25% to 7.25% per annum, based on the Fund's objectives, NAV evolution and fee structure of the Fund's Class I and Class W shares, as well as the sub-adviser's assessment of the market environment and its asset allocation views. Under normal market conditions the sub-adviser expects to reset the Annual Payment Rate at [ ]% for the Fund's Class I and Class W shares if consistent with the Fund's primary investment objective of meeting the

Fund's managed payment objectives while seeking to preserve investors' capital over the long term.


While the Fund's level monthly payment amount per share will not change within a calendar year, it may increase or decrease from one year to the next because it is based on the Annual Payment Rate and the Trailing Average Account Value,

one or both of which may change from year to year.

Please note that the Fund's Managed Payment Policy is not designed to generate,

and is not expected to result in, payments that equal a fixed percentage of the

Fund's current NAV per share or a fixed percentage of a shareholder's current account value. Instead, Fund shareholders are expected to receive a monthly payment that is equal to the monthly payment per share (as determined under the

Managed Payment Policy) times the number of shares they own on the record date.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                               Introduction    1


INTRODUCTION

--------------------------------------------------------------------------------

In each calendar year, the Fund's 12 scheduled level payments per share are made monthly, on the last business day of each month. Shareholders can choose to receive their 12 scheduled monthly payments in cash or to automatically reinvest their payments in additional Fund shares. Because the level monthly payment per share will be fixed during a calendar year, investors will receive

12 fixed monthly payments during the calendar year, unless the number of Fund shares they hold changes because of purchases, redemptions, or reinvestment of payments. If the investor elects to reinvest the monthly payments in additional

Fund shares, this will increase the number of Fund shares owned by the investor and will therefore proportionally increase the total dollar amount of the monthly payment.

The Fund generally expects to distribute to shareholders substantially all of its net income (for example, interest and dividends) as well as substantially all of its net capital gains (for example, from the sale of its holdings, or gains distributions it receives from the Underlying Funds). In addition to these regular monthly payments, an additional distribution may be made in

December and other additional distributions may be made with respect to a particular fiscal year in order to comply with applicable law. As these additional income or capital gains distributions ("Special Distributions") are not factored into the Fund's managed payment objectives, each Special

Distribution will be automatically reinvested in additional Fund shares unless a shareholder elects to receive the Special Distributions in cash. These additional shares can be redeemed under the same terms and conditions as any other shares of the Fund. The shares received with respect to a Special

Distribution are included in the calculation of the Trailing Average Account

Value used in resetting the level payment amount each January and redemption of such shares, or election to receive the Special Distributions in cash, will decrease the aggregate monthly payments received in the future. Both level monthly payments and Special Distributions (which are reinvested and received by you as additional shares in the Fund) will normally be taxable as either ordinary income or long-term capital gain.

Pursuant to the Fund's Managed Payment Policy, a portion of each monthly payment that the Fund makes may be treated as a return of capital. Each month,

the Fund will provide disclosures with payments made that estimate the percentages of the year-to-date payments through the preceding month that represent net investment income, other income or capital gains, and return of capital, if any. At the end of the year, the Fund may be required, under applicable law, to re-characterize payments over the course of the year as ordinary income, capital gains, and return of capital, if any, for purposes of tax reporting to shareholders. The portion of the Fund's payments, if any, that represent a return of capital as determined at the end of the year, will have the effect of reducing your cost basis in the Fund's shares and are generally not taxable until your cost basis has been reduced to zero. Such basis adjustment may increase the amount of capital gain, if any, or decrease the amount of capital loss, if any, that you will realize when selling the shares.

For additional information on the Fund's Managed Payment Policy, distributions,

and return of capital, see the section entitled "Dividends, Distributions, and

Taxes."

AN INTRODUCTION TO THE ASSET ALLOCATION PROCESS

ING Investments, LLC ("ING Investments" or "Adviser") is the investment adviser of the Fund and ING Investment Management Co. ("ING IM" or "Sub-Adviser") is

the sub-adviser. ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep, N.V. ("ING Groep") (NYSE: ING).

ING Investments and ING IM, working together, have designed the Fund which will be constructed and managed in accordance with the following process:

ING IM uses an asset allocation process to determine the Fund's investment mix.

This asset allocation process can be described as follows:

1.  In the first stage, the mix of global asset classes that is likely to produce the optimal return, consistent with the Fund's investment objective, is estimated. This estimate is made with reference to an investment model that incorporates historical and expected returns,

    standard deviations and correlation coefficients of global asset classes as well as other financial variables. The mix of global asset classes arrived at for the Fund is called the "Target Allocation." ING IM will review the Target Allocation at least annually.

2.  ING IM determines the Underlying Funds in which the Fund invests to attain its Target Allocation. In choosing an Underlying Fund, ING IM considers,

    among other factors, the degree to which the Underlying Fund's holdings or other characteristics correspond to the desired Target Allocation.

3.  ING IM, at any time, may change the Underlying Funds in which the Fund invests, may add or drop Underlying Funds, and may determine to make tactical changes in the Fund's Target Allocation depending on market conditions.

4.  ING Investments supervises the determination of Target Allocation and selection of Underlying Funds by ING IM.

ING IM will have authority over the asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future) and the Target Allocation for the Fund, including determining the transition pattern of the Fund in a timely but reasonable manner based upon market conditions at the time of allocation changes. The pre-defined mixes will be reviewed at least annually and analyzed for consistency with current market conditions and industry trends.

2    Introduction


                                                 ING GLOBAL TARGET PAYMENT FUND

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

INVESTMENT OBJECTIVE

The Fund's primary investment objective is to meet the managed payment policy of the Fund, while seeking to preserve investors' capital over the long term.

The Fund's secondary investment objective is to seek the potential for long-term capital appreciation. The Fund's investment objectives are not fundamental and may be changed without a shareholder vote.

[GRAPHIC APPEARS HERE]

PRINCIPAL  INVESTMENT STRATEGIES

The Fund invests in a combination of Underlying Funds that in turn invest in equity and/or fixed-income securities of issuers located in a number of different countries, one of which may be the United States. Under normal conditions, approximately 70% of the Fund's total assets will be allocated to

Underlying Funds investing in equity securities and approximately 30% of the

Fund's total assets will be allocated to Underlying Funds investing in fixed-income securities. The Sub-Adviser seeks to diversify the Fund's holdings by including Underlying Funds that invest in companies of all market capitalizations, Underlying Funds that invest using a growth or value style and

Underlying Funds that invest in companies in both developed countries and countries with emerging securities markets.

The Fund's current approximate Target Allocation ranges (expressed as a percentage of its net assets) among the asset classes are set out below. As these are Target Allocation ranges, the actual allocations of the Fund's assets may deviate from the ranges shown.


Equity Stock                                                           [ ]%

Fixed-Income Investments                                               [ ]%

Alternative Strategies                                                 [ ]%

Cash Equivalents                                                       [ ]%


The Fund may be rebalanced periodically to return to the Target Allocation ranges and inflows and outflows may be managed to attain the Target Allocation ranges. The Target Allocation ranges may be changed at any time, as described under "An Introduction to the Asset Allocation Process."

The Fund's fixed-income portion of the portfolio will seek to have an average quality rating of at least investment-grade and have a dollar-weighted average duration between three and ten years. Up to 10% of the Fund's assets may be invested in high-yield debt securities, commonly referred to as "junk bonds,"

which are rated below investment-grade.

The Fund also expects to employ a strategy (the "Option Strategy") of writing

(selling) call options (each a "Call Option") on equity indices, baskets of securities and exchange-traded funds ("ETFs") in an attempt to generate gains from option premiums as a means of enhancing payments to shareholders and reducing volatility. The value of the securities underlying the Call Options written by the Fund may not exceed 25% of the Fund's net assets, and is expected under normal conditions to be approximately 10% to 15% of the Fund's net assets.

The extent of the Fund's Option Strategy will depend on the Sub-Adviser's ongoing assessment of the attractiveness of writing (selling) options on equity securities. Because the performance of the securities underlying a Call Option are expected to correlate closely with the performance of one or more

Underlying Funds, the Fund will be effectively giving up, during the term of each Call Option, all or a portion of the benefits it would otherwise realize from a potential increase in the value of such Underlying Funds. Thus, in a strongly rising equity market, the Option Strategy may limit the Fund's ability to benefit from appreciation of Underlying Funds invested in equity securities.

At the same time, the premium received in connection with the sale of the Call

Option may partially offset potential declines in value of the Underlying Funds during periods of declining markets. The Fund may utilize additional option strategies, including utilizing call spreads, purchase put options or other types of options.

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

RISKS

You could lose money on an

investment in the Fund. The Fund may be affected by the following risks, among others:


AFFILIATED FUNDS - in managing the Fund, ING Investments will have the authority to select and substitute Underlying Funds. ING Investments may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to it by some Underlying Funds are higher than fees paid by other Underlying Funds. However, ING Investments is a fiduciary to the Fund and is legally obligated to act in the Fund's best interests when selecting

Underlying Funds.


ASSET ALLOCATION - assets will be allocated among funds and markets based on judgments made by the Adviser or Sub-Adviser. There is a risk that the Fund may allocate assets to an Underlying Fund or market that underperforms other asset classes. For example, the Fund may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.


CREDIT - the Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. The Fund may be subject to more credit risk than many bond funds, because the convertible securities and debt securities in which it invests may be lower-rated securities.


DERIVATIVES - derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.


FOREIGN INVESTMENTS - the Fund allocates assets to Underlying Funds that invest in foreign investments. Foreign investments may be riskier than U.S.

investments for many reasons, including: changes in currency exchange rates;

unstable political and economic conditions; a lack of adequate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent an Underlying Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES - when the Fund invests in Underlying

Funds that invest in debt securities rated below investment-grade, its credit risk is greater than that of funds that buy only investment-grade debt securities. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Debt securities that are (or have fallen)

below investment-grade are exposed to a greater risk that their issuers might not meet their debt obligations. The market for these debt securities may be less liquid, making it difficult for the Fund to sell them quickly at an acceptable price. These risks can reduce the Fund's share price and the income it earns.



ILLIQUID SECURITIES - if a security is illiquid, the Fund might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.


INTEREST RATE - fixed-income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. High-yield instruments are even more sensitive to economic and market conditions than other fixed-income instruments.

MANAGED PAYMENT - the Fund is expected to make monthly payments under its

Managed Payment Policy regardless of the Fund's investment performance. Because these payments will be made from Fund assets, the Fund's monthly payments may reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its payments to shareholders under the Managed Payment Policy. The Fund may, under its Managed Payment Policy, return capital to shareholders which will decrease their cost basis in the Fund and will affect the amount of any capital gain on loss that shareholders realize when selling or exchanging their Fund shares.

MARKET TRENDS - from time to time, the stock market may not favor growth or value oriented securities in which an Underlying Fund invests. Rather, the market could favor securities to which an Underlying Fund is not exposed, or may not favor equities at all.


OPTIONS - there are numerous risks associated with transactions in options. A decision as to whether, when and how to write (sell) call options under a fund's strategy involves the exercise of skill and judgment, and even a well-

conceived transaction may be adversely affected by market behavior or unexpected events. A fund will write (sell) call options on equity indices,

baskets of securities and ETFs. The purchaser of the call option has the right to any appreciation in the value of the index, basket of securities or ETF over the exercise price up to and including the expiration date. Because the exercise of such options is settled in cash, writers (sellers) of such options cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. When a call option sold by a fund is exercised or closed out, the fund may be required to sell portfolio holdings to satisfy its obligations when it would not otherwise choose to do so, or the fund may choose to sell portfolio holdings to realize gains to offset the losses realized upon option exercise. Such sales would involve transaction costs borne by a fund and may result in realization of taxable capital gains, including short-term capital gains taxed at ordinary income tax rates, and may adversely impact the fund's after-tax returns.


PRICE VOLATILITY - the value of the Fund changes as the prices of the

Underlying Funds' investments go up or down. Equity securities face market,

issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries.

Issuer

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                        ING Global Target Payment Fund         3


ING GLOBAL TARGET PAYMENT FUND

--------------------------------------------------------------------------------

risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Fund may invest in Underlying Funds that invest in small- and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.


PROPRIETARY HEDGE FUND BETA STRATEGY - because the Fund allocates assets to an

Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Fund's performance may be lower than the returns of the broader stock market. The ability of the

Fund to match the performance of the beta component of hedge fund returns will be adversely affected by the costs of buying and selling investments as well as other expenses. The proprietary model used by the Sub-Adviser to identify the beta component of the returns of the HFRI Index is based on the Sub-Adviser's understanding of the interplay of certain market indices and does not assure successful achievment of the Fund's investment objective. To the extent that the data and analysis used in the model is not predictive of future events, the return of the Fund may deviate from the returns of the beta component of hedge fund returns. The market indices identified by the Sub-Adviser may not be successful in identifying the beta component of the return of the HFRI Index and there can be no assurance that the Fund will track hedge fund beta return.

SHORT EXPOSURES -  an Underlying Fund takes short exposure on market indices by investing in an instrument or derivative that rise in value with a fall in the related index. If the price of the index rises while the Fund has a short exposure to it, the Fund may have to cover its short exposure at a loss. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.


4  ING Global Target Payment Fund


                                                 ING GLOBAL TARGET PAYMENT FUND

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

HOW THE FUND HAS

PERFORMED


                 Since ING Global Target Payment Fund did not have a full year of operations as of December 31, 2007, there is no performance information included in this Prospectus. Please visit the

                 Fund's website at www.ingfunds.com to obtain performance

            information once it is available.


[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                              ING Global Target Payment Fund   5


                                                         WHAT YOU PAY TO INVEST

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

      There are two types of fees and expenses when you invest in mutual funds:

      fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund.


      The tables that follow show the fees and expenses you pay if you buy and hold shares of the Fund. The table that follows shows the fees and the estimated operating expenses for the Fund. The estimated expenses are based on the expenses paid by the Fund in the fiscal year ended October

      31, 2008. Shareholders of the Fund will indirectly bear the expenses of an Underlying Fund based upon the percentage of the Fund's assets that is allocated to the Underlying Fund. Because the fees and annual net operating expenses of the Underlying Fund, and the Fund's allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by the Fund may vary from year to year.


FEES YOU PAY DIRECTLY




                                                               CLASS I    CLASS W

                                                              ---------  --------


MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF              none       none

  OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES      none       none

  PRICE, WHICHEVER IS LESS)



OPERATING EXPENSES PAID EACH YEAR BY THE FUND(1)

(as a % of average net assets)





                                                               ACQUIRED

                              DISTRIBUTION                   (UNDERLYING)      TOTAL                            NET

                               AND SERVICE                      FUNDS           FUND                           FUND

                 MANAGEMENT      (12B-1)        OTHER            FEES        OPERATING      WAIVERS AND      OPERATING

CLASS               FEES          FEES       EXPENSES(2)   AND EXPENSES(3)    EXPENSES   REIMBURSEMENTS(4)   EXPENSES

----------      ------------ -------------- ------------- ----------------- ----------- ------------------- ----------


Class I    %         0.08         N/A           [ ]              [ ]           [ ]              [ ]            [ ]








                                                               ACQUIRED

                              DISTRIBUTION                   (UNDERLYING)      TOTAL                            NET

                               AND SERVICE                      FUNDS           FUND                           FUND

                 MANAGEMENT      (12B-1)        OTHER            FEES        OPERATING      WAIVERS AND      OPERATING

CLASS               FEES          FEES       EXPENSES(2)   AND EXPENSES(3)    EXPENSES   REIMBURSEMENTS(4)   EXPENSES

----------      ------------ -------------- ------------- ----------------- ----------- ------------------- ----------


Class W    %         0.08         N/A           [ ]              [ ]           [ ]              [ ]            [ ]




--------------------------------------------------------------------------------


(1)      This table shows the estimated operating expenses for the Fund by class as a ratio of expenses to average daily net assets.

(2)      ING Funds Services, LLC receives an annual administrative fee equal to

         0.10% of the Fund's average daily net assets which is reflected in

         Other Expenses. [ Also includes an estimated 0.07% of non-recuring offering expenses and excluding this amount, Total Fund Operating

         Expenses would have been 1.56%. ]


(3)      The Fund's Acquired (Underlying) Funds Fees and Expenses is based on a weighted average of the fees and expenses of the Underlying Funds in which it invests. The amount of fees and expenses of the Underlying

         Funds borne by a Fund will vary based on the Fund's allocation of assets to, and the annualized net expenses of, the particular

         Underlying Funds during the Fund's fiscal year.


(4)      ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund excluding interest, taxes, brokerage commissions and extraordinary expenses to the amount set forth under Net Fund Operating Expenses subject to possible recoupment by ING Investments within three years.

         The amount of the Fund's expenses to be waived or reimbursed during the current fiscal year by ING Investments, LLC adjusted for contractual changes, if any, is shown under the heading Waivers and

         Reimbursements. The expense limits will continue through at least

         March 1, 2010. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments,

         LLC provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then-current term or upon termination of the investment management agreement. For more information regarding the expense limitation agreement, please see the SAI.


6  What You Pay to Invest


WHAT YOU PAY TO INVEST

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]


      EXAMPLE(1)



      The Example is intended to help you compare the cost of investing in shares of the Fund, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the shares of the Fund for the time periods indicated

      and then redeem all of your shares at the end of those periods. The

      Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Class I shares of the Underlying Fund's total net annual operating expenses remain the same. Although your actual costs may be higher or lower, the

      Example shows what your costs would be based on these assumptions.






                     1 YEAR    3 YEARS

                    --------  --------


Class I    $          [ ]        [ ]








                     1 YEAR    3 YEARS

                    --------  --------


Class W    $          [ ]        [ ]




(1)   The Examples reflect any expense limitation agreements/waivers of the

      Fund and the Underlying Funds for the one-year period and the first year of the three-year period.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                       What You Pay to Invest  7


                                                         WHAT YOU PAY TO INVEST

--------------------------------------------------------------------------------

             ACQUIRED (UNDERLYING) FUNDS ANNUAL OPERATING EXPENSES

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Because we use a weighted average in calculating expenses attributable to the

Fund, the amount of the fees and expenses of the Class I shares of the

Underlying Funds indirectly borne by the Fund will vary based on the Fund's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Fund's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund.

CLASS I





                                                   NET OPERATING

UNDERLYING FUND                                      EXPENSES

------------------------------------------------  --------------


ING Alternative Beta Fund(1)                             [ ]%

ING Disciplined International SmallCap Fund(2)           [ ]%

ING Emerging Countries Fund(2)                           [ ]%

ING Global Equity Dividend Fund(2)                       [ ]%

ING Global Real Estate Fund(2)                           [ ]%

ING Index Plus International Equity(2)                   [ ]%

ING Intermediate Bond Fund(3)                            [ ]%

ING MidCap Opportunities Fund(4                          [ ]%

ING Small Company Fund(4                                 [ ]%

ING Tactical Asset Allocation Fund(5)                    [ ]%




The Fund may also allocate, in the future, to the following Underlying Funds,

but there can be no assurance that these allocations will occur.

CLASS I





                                                   NET OPERATING

UNDERLYING FUND                                      EXPENSES

------------------------------------------------  --------------


ING Emerging Markets Fixed Income Fund(2)                [ ]%

ING Global Bond Fund(2)                                  [ ]%

ING Global Natural Resources Fund(2)                     [ ]%

ING High Yield Bond Fund(5)                              [ ]%

ING Institutional Prime Money Market Fund(3)             [ ]%

ING International Growth Opportunities Fund(2)           [ ]%

ING International Value Fund(2)                          [ ]%





(1)   As of December 15, 2008.

(2)   As of October 31, 2008.

(3)   As of September 30, 2008.

(4)   As of November 30, 2008.

(5)   As the Underlying Fund or Class I shares of the Underlying Fund did not have a full calendar year of operation as of the date of this Prospectus,

      the expense ratios are estimated for the current fiscal year.


8  What You Pay to Invest


MORE INFORMATION ON INVESTMENT STRATEGIES

--------------------------------------------------------------------------------

MORE ON THE ASSET ALLOCATION PROCESS


As described earlier in this Prospectus, the Fund pursues its investment objective by investing in a combination of the Underlying Funds. Subject to the supervision of ING Investments, ING IM determines the mix of Underlying Funds and sets the appropriate Target Allocations and ranges for investments in those

Underlying Funds.


Periodically, based upon a variety of quantitative and qualitative factors, ING

IM uses economic and statistical methods to determine the optimal Target

Allocations and ranges for the Fund, the resulting allocations to the

Underlying Funds, and whether any Underlying Funds should be added or removed from the mix.

The factors considered may include the following:

(i)        the investment objective of the Fund and each of the Underlying

           Funds;

(ii)       economic and market forecasts;

(iii)      proprietary and third-party reports and analysis;

(iv)       the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

(v)        the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds' portfolio securities change, the

Fund's actual allocations will vary somewhat from the Target Allocations,

although the percentages generally will remain within an acceptable range of the Target Allocation percentages. If material changes are made, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. ING IM will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Fund and the Underlying Funds.

ING IM intends to rebalance the Fund on a periodic basis to attain the Target

Allocation investment allocations. When the Fund receives new investment proceeds or redemption requests, depending on the Fund's current cash reserves,

ING IM may determine to purchase additional shares or redeem shares of

Underlying Funds. In making those purchases or redemptions, ING IM will attempt to rebalance the Fund's holdings of Underlying Funds to bring them more closely in line with the Fund's Target Allocations. If ING IM believes it is in the best interests of the Fund and its shareholders to deviate from the Target

Allocations, it may rebalance more frequently, limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


The Fund seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Fund invests in the Underlying Funds,

shareholders will be affected by the investment strategies of each Underlying

Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the

Fund with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled

"More Information About Risks" later in this Prospectus for an expanded discussion of the risks listed below for a particular Underlying Fund.

You should note that over time the Fund will alter its allocation of assets among the Underlying Funds and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which the Fund will be invested in each Underlying Fund at any one time. As a result, the degree to which the Fund may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Fund has invested in the Underlying Fund.


[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                  More Information on Investment Strategies    9


MORE INFORMATION ON INVESTMENT STRATEGIES

--------------------------------------------------------------------------------

         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND

                         RISKS OF THE UNDERLYING FUNDS





INVESTMENT ADVISER/SUB-      UNDERLYING        INVESTMENT

         ADVISER                 FUND           OBJECTIVE


INVESTMENT ADVISER:       ING Alternative   To deliver

ING Investments, LLC      Beta Fund         investment

                                            results that

SUB-ADVISER:                                approximate

ING Investment                              the return and

Management Co.                              risk

                                            characteristics

                                            of the beta

                                            component of

                                            the universe of

                                            hedge funds as

                                            a broad asset

                                            class

                                            represented by

                                            the HFRI Fund

                                            Weighted

                                            Composite

                                            Index ("HFRI

                                            Index").


INVESTMENT ADVISER/SUB-

         ADVISER                           MAIN INVESTMENTS                             MAIN RISKS


INVESTMENT ADVISER:       Invests using a quantitative returns regression   Absence of Regulation, Credit/

ING Investments, LLC      methodology based on their performance of         Default, Commodities, Debt

                          the HFRI Index. The fund invests in financial     Securities, Derivatives, Foreign

SUB-ADVISER:              and derivative instruments that provide long      Investments, Illiquid Securities,

ING Investment            and/or short exposure to a group of market        Leverage, Market, Non-

Management Co.            indices which the Sub-Adviser has chosen          Diversification, Other Investment

                          based on its proprietary research as having, in   Companies, Proprietary Hedge

                          the aggregate, good explanatory power with        Fund Beta Strategy, Short

                          respect to the beta component of the returns      Exposures, Small- and Mid-Seized

                          of the HFRI Index, as well as implementation      Companies, and Portfolio

                          efficiency. At inception, the Fund may take       Turnover.

                          long and/or short positions in relation to

                          indices reflecting all market capitalizations of

                          U.S., foreign and emerging market equities;

                          commodities; equity market volatility and

                          currencies; as well as positions in U.S. dollar

                          money markets. The Fund does not invest in

                          hedge funds. The Fund uses a proprietary

                          model to dynamically manage the long and/or

                          short exposures of the Fund to these indices.

                          Each month the model uses the most recently

                          available HFRI Index performance data to

                          recalculate the long and/or short positions in

                          the Fund for the following month. The

                          financial and derivative instruments in which

                          the Fund may invest includes, among others,

                          futures contracts, ETFs, swaps, structured

                          notes, exchange-traded notes, forward

                          contracts, and cash represented by ING

                          Institutional Prime Money Market Fund and

                          other money market funds or high quality

                          debt securities. The Fund's investments may

                          not reflect a long position in each of the

                          indices and the Fund's net asset value ("NAV")

                          per share may decline from month to month

                          even if the value of any or all of the indices

                         used in the model increase during that time.

                          Total absolute exposure to market indices

                          (long and/or short) taken by the Fund will vary

                          month to month and could be up to 150% of

                          the value of the Fund as measured by the

                          absolute value of both long and short

                          positions taken by the Fund. The absolute

                          value is the sum of the value of the ETFs and

                          other instruments that the Fund invests in

                          directly and the notional value of the

                          exposures that the Fund obtains through

                          derivative instruments (including short sales).

                          Money market returns are used as an exposure

                          in the Sub-Adviser's investment model and the

                          Fund will also hold cash and/or cash

                          instruments in relation to its positions in

                          certain derivative instruments. Therefore, part

                          of the Fund's returns will represent returns on

                          money market funds or instruments.




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




INVESTMENT ADVISER/SUB-     UNDERLYING       INVESTMENT

         ADVISER                FUND          OBJECTIVE


INVESTMENT ADVISER:      ING Disciplined   Long-term

ING Investments, LLC     International     capital

                         SmallCap Fund     appreciation.

SUB-ADVISER:

ING Investment

Management Co.


INVESTMENT ADVISER/SUB-

         ADVISER                          MAIN INVESTMENTS                                MAIN RISKS


                         On an ongoing basis, the Fund's Sub-Adviser

                         will research additional or alternative market

                         index exposures that may be included in the

                         Sub-Adviser's model to improve the Fund's

                         ability to seek to identify the beta component

                         of HFRI Index returns and to approximate such

                         returns in the Fund on a going forward basis.

                         For example, other indices that have and may

                         be considered for use in the Sub Adviser's

                         model include domestic and foreign bonds,

                         credit spreads, real estate and option

                         strategies. The Fund is non-diversified, which

                         means that it may invest a significant portion

                         of its assets in a single issuer. The Fund may

                         engage in frequent and active trading of

                         portfolio securities to achieve its investment

                         objective.

INVESTMENT ADVISER:      Invests at least 80% of its net assets (plus       Derivatives, foreign investments,

ING Investments, LLC     borrowings for investment purposes) in             inability to sell securities, market

                         securities of small-capitalization companies       trends, non-diversified

SUB-ADVISER:             (those that have a market capitalization that      investment company, other

ING Investment           falls in the range of companies in the S&P/        investment companies, portfolio

Management Co.           Citigroup Extended Market Index World Ex.          turnover, price volatility,

                         U.S. Index). At least 65% of its assets will be    securities lending, small-

                         invested in companies located in a number of       capitalization companies, and

                         different countries other than the United          value investing.

                         States. May invest up to 35% of its assets in

                         U.S. issuers. May invest in companies with

                         emerging securities markets. May invest in

                         derivatives, including but not limited to,

                         futures, options, foreign currency contracts

                         and futures contracts. May invest in other

                         investment companies to the extent permitted

                         by the Investment Company Act of 1940, as

                         amended and the rules and regulations

                         thereunder ("1940 Act"). The fund is non-

                         diversified which means it may invest a

                         significant portion of its assets in a single

                         issuer. May also lend portfolio securities, up to

                         33  1/3% of its total assets.








INVESTMENT ADVISER:    ING Emerging     Maximum

ING Investments, LLC   Countries Fund   long-term

                                        capital

SUB-ADVISER:                            appreciation.

ING Investment

Management Advisors

B.V.


INVESTMENT ADVISER:    Invests at least 80% of its net assets (plus      Convertible securities, foreign

ING Investments, LLC   borrowings for investment purposes) in            investments, inability to sell

                       securities of issuers located in a number of      securities, market trends, price

SUB-ADVISER:           different countries with emerging securities      volatility, securities lending,

ING Investment         markets. May invest in large-, mid- and small-    small- and mid-capitalization

Management Advisors    sized companies. May invest up to 20% of its      companies, and value investing.

B.V.                   total assets in securities of U.S. and other

                       developed market issuers, including

                       investment-grade debt securities of U.S. issuers

                       and at least 75% of its total assets in common

                       and preferred stock, warrants and convertible

                       securities. May invest in other investment

                       companies to the extent permitted under the

                       1940 Act. May also lend portfolio securities, on

                       a short-term or long-term basis, up to 30%.




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                                   More Information on Investment Strategies  11

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

INVESTMENT ADVISER/SUB-      UNDERLYING       INVESTMENT

         ADVISER                 FUND           OBJECTIVE


INVESTMENT ADVISER:       ING Global        Growth of

ING Investments, LLC      Equity Dividend   capital with

                          Fund              dividend

SUB-ADVISER:                                income as a

ING Investment                              secondary

Management Advisors                         consideration.

B.V.


INVESTMENT ADVISER/SUB-

         ADVISER                           MAIN INVESTMENTS                              MAIN RISKS


INVESTMENT ADVISER:       Invests at least 80% of its net assets (plus       Convertible securities, foreign

ING Investments, LLC      borrowings for investment purposes) in a           investments, inability to sell

                          portfolio of equity securities of dividend-        securities, market trends, other

SUB-ADVISER:              paying companies. At least 65% of its net          investment companies, price

ING Investment            assets will be invested in equity securities of    volatility, small- and mid-

Management Advisors       issuers of a number of different countries, one    capitalization companies, and

B.V.                      of which may be the United States, with at         securities lending.

                          least 75% of total assets invested in common

                          and preferred stock, warrants and convertible

                          securities. May invest in companies located in

                          countries with emerging securities markets.

                          May invest in other investment companies to

                          the extent permitted under the 1940 Act. May

                          also lend portfolio securities, up to 33  1/3% of

                          its total assets.








INVESTMENT ADVISER:    ING Global Real   High total

ING Investments, LLC   Estate Fund       return.

SUB-ADVISER:

Clarion Real Estate

Securities L.P.


INVESTMENT ADVISER:    Invests at least 80% of its net assets (plus      Concentration, convertible

ING Investments, LLC   borrowings for investment purposes) in a          securities, foreign investments,

                       portfolio of equity securities of companies       inability to sell securities, initial

SUB-ADVISER:           that are principally engaged in the real estate   public offering, market trends,

Clarion Real Estate    industry. The fund expects these investments      non-diversified investment

Securities L.P.        to be in common stock of large-, mid- and         company, other investment

                       small-sized companies, including real estate      companies, price volatility, real

                       investment trusts. May invest in companies        estate, Rule 144A securities,

                       located in countries with emerging securities     securities lending, and small- and

                       markets. May also invest in convertible           mid-capitalization companies.

                       securities, initial public offerings and Rule

                       144A securities. The fund is non-diversified,

                       which means it may invest a significant

                       portion of its assets in a single issuer. May

                       invest in other investment companies to the

                       extent permitted under the 1940 Act. May also

                       lend portfolio securities, up to 33  1/3% of its

                       total assets.








INVESTMENT ADVISER:    ING Index Plus   Outperform

ING Investments, LLC   International    the total return

                       Equity Fund      performance of

SUB-ADVISER:                            the Morgan

ING Investment                          Stanley Capital

Management Advisors                     International

B.V.                                    Europe,

                                        Australasia and

                                        Far East(Reg. TM) Index

                                        ("MSCI EAFE(Reg. TM)

                                        Index") while

                                        maintaining a

                                        market level of

                                        risk.


INVESTMENT ADVISER:    Invests at least 80% of its net assets (plus          Convertible securities,

ING Investments, LLC   borrowings for investment purposes) in stock          derivatives, foreign investments,

                       included in the MSCI EAFE(Reg. TM) Index, exchange-   inability to sell securities, other

SUB-ADVISER:           traded funds and derivatives (including futures       investment companies, portfolio

ING Investment         and options) whose economic returns are               turnover, price volatility, and

Management Advisors    similar to the MSCI EAFE(Reg. TM) Index or its        securities lending.

B.V.                   components. May also invest in securities that

                       are convertible into common stock included in

                       the MSCI EAFE(Reg. TM) Index. At any one time, the

                       fund will hold between 300 to 400 of the

                       stock included in the MSCI EAFE(Reg. TM) Index. May

                       invest in other investment companies to the

                       extent permitted under the 1940 Act. May also

                       lend portfolio securities, up to 33  1/3% of its

                       total assets.




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

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

INVESTMENT ADVISER/SUB-    UNDERLYING       INVESTMENT

         ADVISER               FUND          OBJECTIVE


INVESTMENT ADVISER:       ING            High level of

ING Investments, LLC      Intermediate   current income,

                          Bond Fund      consistent with

SUB-ADVISER:                             the

ING Investment                           preservation of

Management Co.                           capital and

                                         liquidity.


INVESTMENT ADVISER/SUB-

         ADVISER                           MAIN INVESTMENTS                                 MAIN RISKS


INVESTMENT ADVISER:       Invests at least 80% of its net assets (plus       Credit, derivatives, extension,

ING Investments, LLC      borrowings for investment purposes) in bonds       foreign investments, high-yield,

                          including, but not limited to, corporate,          lower-grade debt securities,

SUB-ADVISER:              government and mortgage bonds which, at            inability to sell securities, interest

ING Investment            the time of investment, are rated investment-      rate, investment models,

Management Co.            grade (at least BBB- by Standard & Poor's          mortgage-related securities,

                          Ratings Services or Baa3 by Moody's Investors      other investment companies,

                          Service, Inc.) or have an equivalent rating by a   portfolio turnover, prepayment,

                          nationally recognized statistical rating           price volatility, securities lending,

                          organization or of comparable quality if           and U.S. government securities

                          unrated. May invest a portion of its assets in     and obligations.

                          high-yield debt securities. The fund will seek

                          to maintain a minimum average portfolio

                          quality rating of at least investment-grade.

                          Generally, the sub-adviser maintains a dollar-

                          weighted average duration between three

                          and ten years. May also invest in preferred

                          stock, high-quality money market instruments,

                          municipal bonds, debt securities of foreign

                          issuers, securities denominated in foreign

                          currencies, foreign currencies, mortgage- and

                          asset-backed securities, and derivatives,

                          including futures, options and swaps involving

                          securities, securities indices and interest rates

                          which may be denominated in U.S. dollar or

                          foreign currencies. May enter into a series of

                          purchases and sole controls and other

                          investment techniques such as buy backs and

                          engage in dollar rolls. May also invest in other

                          investment companies to the extent permitted

                          under the 1940 Act. May lend portfolio

                          securities, up to 33  1/3% of its total assets.








INVESTMENT ADVISER:    ING MidCap      Long-term

ING Investments, LLC   Opportunities   capital

                       Fund            appreciation.

SUB-ADVISER:

ING Investment

Management Co.


INVESTMENT ADVISER:    Invests at least 80% of its net assets (plus        Derivatives, foreign investments,

ING Investments, LLC   borrowings for investment purposes) in              growth investing, inability to sell

                       common stock of mid-sized U.S. companies            securities, market trends, mid-

SUB-ADVISER:           (defined as those whose market                      capitalization companies, other

ING Investment         capitalizations fall within the range of            investment companies, portfolio

Management Co.         companies in the Russell MidCap(Reg. TM) Growth     turnover, price volatility, and

                       Index) believed to have growth potential. May       securities lending.

                       also invest in derivatives and foreign securities.

                       May invest in other investment companies to

                       the extent permitted under the 1940 Act. May

                       lend portfolio securities up to 33  1/3% of its

                       total assets.




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                                   More Information on Investment Strategies  13

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

INVESTMENT ADVISER/SUB-    UNDERLYING       INVESTMENT

         ADVISER               FUND           OBJECTIVE


INVESTMENT ADVISER:       ING Small      Growth of

ING Investments, LLC      Company Fund   capital

                                         primarily

SUB-ADVISER:                             through

ING Investment                           investment in a

Management Co.                           diversified

                                         portfolio of

                                         common stock

                                         of companies

                                         with smaller

                                         market

                                         capitalizations.


INVESTMENT ADVISER/SUB-

         ADVISER                               MAIN INVESTMENTS                                  MAIN RISKS


INVESTMENT ADVISER:       Invests at least 80% of its net assets (plus               Derivatives, foreign investments,

ING Investments, LLC      borrowings for investment purposes) in                     market trends, other investment

                          common stock of small-capitalization                       companies, price volatility,

SUB-ADVISER:              companies (defined as those included in the                securities lending, and small-

ING Investment            Standard & Poor's SmallCap 600 Index or the                capitalization company.

Management Co.            Russell 2000(Reg. TM) Index or, if not included in either

                          index, have market capitalizations between

                         $70 million and $5 billion). May invest, to a

                          limited extent, in foreign stock. May invest in

                          derivatives. May invest in other investment

                          companies to the extent permitted under the

                          1940 Act. May lend portfolio securities up to

                          33  1/3% of its total assets.








ADVISER:              ING Tactical       Outperform

ING Investments LLC   Asset Allocation   the Standard &

                      Fund               Poor's 500(Reg. TM)

SUB-ADVISER:                             Composite

ING Investment                           Stock Price

Management Co.                           ("S&P 500(Reg. TM)")

                                         Index.


ADVISER:              Invests primarily in securities that make up the      Asset allocation, convertible and

ING Investments LLC   S&P 500(Reg. TM) Index equity securities of issuers   debt securities, derivatives,

                      located within and outside the United States,         exchange-traded funds, foreign

SUB-ADVISER:          bond and currency markets and ETFs. Equity            investments, inability to sell

ING Investment        securities include, but are not limited to,           securities, interest rate, market

Management Co.        common and preferred stock, warrants and              trends, other investment

                      convertible securities. The fund will also invest     companies, price volatility,

                      in derivatives, including, but not limited to,        securities lending, small- and

                      futures, swaps and forward currency contracts.        mid-capitalization companies,

                      May invest in companies with market                   and sovereign debt.

                      capitalizations of any size. Will generally in

                      vest in sovereign debt of developed nations

                      with effective maturities of five to thirty years.

                      May also invest in other investment companies

                      to the extent permitted under the 1940 Act.

                      May lend portfolio securities up to 33  1/3% of

                      its total assets.




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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND

            RISKS OF THE UNDERLYING FUNDS IN WHICH THE FUND MAY MAKE

                               FUTURE ALLOCATIONS





INVESTMENT ADVISER/SUB-     UNDERLYING      INVESTMENT

         ADVISER                FUND          OBJECTIVE


INVESTMENT ADVISER:       ING Emerging    Maximize total

ING Investments, LLC      Markets Fixed   return.

                          Income Fund

SUB-ADVISER:

ING Investment

Management Advisors,

B.V.


INVESTMENT ADVISER/SUB-

         ADVISER                           MAIN INVESTMENTS                              MAIN RISKS


INVESTMENT ADVISER:       Invests at least 80% of its net assets (plus      Convertible securities, credit,

ING Investments, LLC      borrowings for investment purposes) in debt       debt securities, derivatives,

                          securities or issuers located in or primarily     emerging markets, foreign

SUB-ADVISER:              conducting their business in emerging market      investments, high-yield, lower-

ING Investment            countries. The fund expects to maintain           grade debt securities, illiquid

Management Advisors,      investments in a number of different              securities, inability to sell

B.V.                      emerging market countries. Debt securities        securities, other investment

                          include fixed-rate instruments, convertible       companies, non-diversified

                          bonds, bonds associated with restructured         investment company, price

                          syndicated or bank loans (e.g., Brady Bonds)      volatility, and securities lending.

                          and subordinated bonds. May invest in

                          warrants, structured securities, derivative

                          securities (including futures and forward

                          contracts, options on futures contracts, foreign

                          currencies, securities and stock indices,

                          structured notes and indexed securities, swaps,

                          caps, floors and collars) and below investment-

                          grade bonds (including corporate bonds from

                          emerging markets). The sub-adviser generally

                          invests in securities of various maturities. May

                          also invest in money-market instruments with

                          maturities not exceeding 397 days. May also

                          invest up to 20% its total assets in floating-

                          rate instruments. The fund is non-diversified

                          and may invest a higher percentage of its

                          assets in any one issuer. May invest in other

                          investment companies to the extent permitted

                          under the 1940 Act. May lend portfolio

                          securities up to 33  1/3% of its total assets.




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

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

INVESTMENT ADVISER/SUB-   UNDERLYING     INVESTMENT

         ADVISER              FUND         OBJECTIVE


INVESTMENT ADVISER:       ING Global   Maximize total

ING Investments, LLC      Bond Fund    return through

                                       a combination

SUB-ADVISER:                           of current

ING Investment                         income and

Management Co.                         capital

                                       appreciation.


INVESTMENT ADVISER/SUB-

         ADVISER                           MAIN INVESTMENTS                               MAIN RISKS


INVESTMENT ADVISER:       Invests at least 80% of its net assets (plus       Borrowing/leverage, credit, debt

ING Investments, LLC      borrowings for investment purposes) in bonds       securities, derivatives, foreign

                          of issuers in a number of different countries,     investments, high-yield, lower-

SUB-ADVISER:              which may include the United States. May           grade debt securities, inability to

ING Investment            invest in securities of issuers located in         sell securities, interest rate,

Management Co.            developed and emerging market countries            mortgage-related securities, non-

                          and may be denominated in foreign currencies       diversified investment company,

                          or in the U.S. dollar. May hedge its exposure to   other investment companies,

                          securities denominated in foreign currencies.      portfolio turnover, price

                          May borrow money from banks and invest the         volatility, and securities lending.

                          proceeds of such loans in portfolio securities as

                          permitted under the 1940 Act. Invests

                          primarily in investment-grade securities which

                          include, but are not limited to, corporate and

                          government bonds which, at the time of

                          investment, are rated investment-grade (at

                          least BBB- by Standard & Poor's Ratings

                          Services or Baa3 by Moody's Investors Service,

                          Inc.) or have an equivalent rating by a

                          nationally recognized statistical rating

                          organization, or are of comparable quality if

                          unrated. May also invest in preferred stock,

                          money market instruments, municipal bonds,

                          commercial and residential mortgage-backed

                          securities, asset-backed securities, other

                          securities and structured debt products,

                          private placements and other investment

                          companies. May also invest up to 5% of its

                          assets in a combination of floating rate

                          secured loans and shares of ING Prime Rate

                          Trust. Although it may invest a portion of its

                          assets in high-yield debt securities rated below

                          investment-grade, it will seek to maintain a

                          minimum weighted average portfolio quality

                          rating of at least investment-grade. The dollar-

                          weighted average portfolio duration will

                          generally range between two and nine years.

                          May use futures, swaps (including interest rate

                          swaps, total return swaps and credit default

                          swaps), options and other derivative

                          instruments. May utilize buy backs, dollar rolls

                          and reverse repurchase agreements. The fund

                          is non-diversified which means it may invest a

                          significant portion of its assets in a single

                          issuer. May also lend portfolio securities, up to

                          33  1/3% of its total assets.




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

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

INVESTMENT ADVISER/SUB-     UNDERLYING       INVESTMENT

         ADVISER                FUND          OBJECTIVE


INVESTMENT ADVISER:       ING Global       Long-term

ING Investments, LLC      Natural          capital

                          Resources Fund   appreciation.

SUB-ADVISER:

ING Investment

Management Co.


INVESTMENT ADVISER/SUB-

         ADVISER                            MAIN INVESTMENTS                               MAIN RISKS


INVESTMENT ADVISER:       Invests at least 80% of its net assets (plus        Commodities, concentration,

ING Investments, LLC      borrowings for investment purposes) in the          debt securities, derivatives,

                          equity securities of companies in the natural       foreign investments, inability to

SUB-ADVISER:              resources industries located in a number of         sell securities, market trends,

ING Investment            different countries, one of which may be the        natural resources, non-diversified

Management Co.            United States. A company is considered to be        investment company, other

                          in a natural resources industry when it is          investment companies, over-the-

                          significantly engaged, directly or indirectly, in   counter investment, portfolio

                          natural resources, meaning that at least 50%        turnover, price volatility, and

                          of its assets, revenues, or operating profits are   securities lending.

                          involved in or result from researching,

                          exploring, developing, mining, refining,

                          processing, fabricating, transporting, trading,

                          distributing or owning natural resource assets.

                          The fund is permitted to invest up to a

                          maximum of 50% of its assets in any single

                          industry that is engaged in any of the types of

                          natural resources set out above. May invest in

                          securities issued by companies that are not in

                          natural resources industries, investment-grade

                          corporate debt and repurchase agreements,

                          and commodities including gold bullion and

                          coins. May invest without limit in securities of

                          foreign issuers, including emerging markets.

                          May invest in equity securities listed on the

                          U.S. or foreign securities exchanges or traded

                          over-the-counter and include: common stock;

                          direct equity interests in trusts (including

                          Canadian Royalty Trusts); preferred stock;

                          partnerships, including master limited

                          partnerships; restricted securities; American

                          Depositary Receipts; and Global Depositary

                          Receipts. May also invest in mid- and small-

                          sized companies. May invest in derivatives and

                          structured notes whose value is linked to the

                          price of a commodity or commodity index. The

                          fund is non-diversified, and when compared

                          with other funds, may invest a greater portion

                          of its assets in a particular issuer. May also

                          invest in other investment companies to the

                          extent permitted under the 1940 Act. May also

                          lend portfolio securities, up to 33  1/3% of its

                          total assets.




[GRAPHIC APPEARS HERE]

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                                   More Information on Investment Strategies  17

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

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

INVESTMENT ADVISER/SUB-     UNDERLYING       INVESTMENT

         ADVISER                FUND           OBJECTIVE


INVESTMENT ADVISER:       ING High-Yield   High level of

ING Investments, LLC      Bond Portfolio   current income

                                           and total

SUB-ADVISER:                               return.

ING Investment

Management Co.


INVESTMENT ADVISER/SUB-

         ADVISER                           MAIN INVESTMENTS                               MAIN RISKS


INVESTMENT ADVISER:       Invests at least 80% of its net assets (plus      Credit, derivatives, foreign

ING Investments, LLC      borrowings for investment purposes) in a          investments, high-yield, lower-

                          portfolio of high-yield (high risk) bonds,        grade debt securities, inability to

SUB-ADVISER:              commonly referred to as "junk bonds." High-       sell securities, interest rate, other

ING Investment            yield bonds are debt securities that, at the      investment companies, price

Management Co.            time of purchase, are not rated by a nationally   volatility, and securities lending.

                          recognized statistical rating organization or

                          are rated below investment-grade. The fund

                          defines high-yield bonds to include: bank

                          loans; payment-in-kind securities; fixed and

                          variable floating rate and deferred interest

                          debt obligations; zero-coupon bonds and debt

                          obligations provided they are unrated or rated

                          below investment-grade. There are no

                          restrictions on the average maturity of the

                          fund or the maturity of any single investment.

                          May invest in investment-grade debt

                          securities; common and preferred stock; U.S.

                          government securities; money market

                          instruments; and debt securities of foreign

                          issuers including securities of companies in

                          emerging markets. May invest in derivatives,

                          including, but not limited to structured debt

                          obligations, dollar roll transactions and swap

                          agreements, including credit default swaps.

                          May invest in companies of any size. May

                          invest in other investment companies to the

                          extent permitted under the 1940 Act. May

                          lend portfolio securities up to 33  1/3% of its

                          assets.




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

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

INVESTMENT ADVISER/SUB-       UNDERLYING         INVESTMENT

         ADVISER                  FUND            OBJECTIVE


INVESTMENT ADVISER:       ING Institutional   High level of

ING Investments, LLC      Prime Money         current income

                          Market Fund         consistent with

SUB-ADVISER:                                  the

ING Investment                                preservation of

Management Co.                                capital and

                                              liquidity and

                                              the

                                              maintenance of

                                              a stable $1.00

                                              NAV per share.


INVESTMENT ADVISER/SUB-

         ADVISER                           MAIN INVESTMENTS                            MAIN RISKS


INVESTMENT ADVISER:       Invests in a portfolio of high-quality, U.S.      Concentration, credit, foreign

ING Investments, LLC      dollar denominated, short-term debt securities    investments, interest rate,

                          that are determined by the sub-adviser to         mortgage-related securities,

SUB-ADVISER:              present minimal credit risks. May maintain a      other investment companies,

ING Investment            rating from one or more rating agencies that      prepayment, repurchase

Management Co.            provide ratings on money market funds.            agreements, and U.S.

                          Obligations in which the fund invests             government securities and

                          generally have remaining maturities of 397        obligations.

                          days or less, although it may, to the extent

                          permissible, invest in instruments subject to

                          repurchase agreements and certain variable

                          and floating rate obligations that bear longer

                          final maturities. The dollar-weighted average

                          portfolio maturity will not exceed 90 days. Will

                          invest in obligations permitted under Rule 2a-

                          7 including, but not limited to: U.S.

                          government securities and obligations of its

                          agencies or instrumentalities; commercial

                          paper, mortgage- and asset-backed securities,

                          repurchase agreements, guaranteed

                          investment contracts, municipal securities,

                          loan participation interests and medium-term

                          notes; other money market mutual funds; and

                          domestic Yankee Dollar and Eurodollar

                          obligations including certificates of deposit,

                          fixed-time deposits, bankers acceptances, and

                          other promissory notes including floating and

                          variable rate obligations issued by U.S. or

                          foreign bank holding companies and their

                          bank subsidiaries, branches and agencies. May

                          invest more than 25% or its total assets in

                          instruments issued by domestic banks. May

                          significantly invest in securities issued by

                          financial services companies including, among

                          other entities, banks and bank holding

                          companies, investment banks, trust

                          companies, insurance companies, finance

                          companies and broker-dealers. May purchase

                          securities on a when-issued basis and purchase

                          or sell them on a forward commitment basis.

                          May also invest in variable rate master

                          demand obligations.




[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                   More Information on Investment Strategies  19


MORE INFORMATION ON INVESTMENT STRATEGIES

--------------------------------------------------------------------------------





INVESTMENT ADVISER/SUB-     UNDERLYING       INVESTMENT

         ADVISER                FUND          OBJECTIVE


INVESTMENT ADVISER:       ING             Long-term

ING Investments, LLC      International   growth of

                          Growth          capital through

SUB-ADVISER:              Opportunities   investment in

ING Investment            Fund            equity

Management Co.                            securities and

                                          equity

                                          equivalents of

                                          companies

                                          outside the

                                          United States.


INVESTMENT ADVISER/SUB-

         ADVISER                            MAIN INVESTMENTS                              MAIN RISKS


INVESTMENT ADVISER:       Invests at least 65% of its net assets in equity    Convertible securities, debt

ING Investments, LLC      securities of issuers located in a number of        securities, derivatives, foreign

                          different countries outside of the United           investments, inability to sell

SUB-ADVISER:              States. Invests primarily in large-capitalization   securities, market trends, other

ING Investment            companies but may also invest in mid- and           investment companies, portfolio

Management Co.            small-sized companies. It generally invests in      turnover, price volatility, and

                          common and preferred stock, warrants and            securities lending.

                          convertible securities. May invest in companies

                          located in countries with emerging securities

                          markets. May invest in government debt

                          securities of developed foreign countries. May

                          invest up to 35% of its assets in securities of

                          U.S. issuers, including investment-grade

                          government and corporate debt securities.

                          May invest in derivatives, including, but not

                          limited to, futures, options and foreign

                          currency contracts. May also invest in other

                          investment companies, including ETFs, to the

                          extent permitted under the 1940 Act. May also

                          lend portfolio securities, up to 33  1/3% of its

                          total assets.








INVESTMENT ADVISER:     ING             Long-term

ING Investments, LLC    International   capital

                        Value Fund      appreciation.

SUB-ADVISER:

Brandes Investment

Partners, L.P. and ING

Investment Management

Co.


INVESTMENT ADVISER:     Invests primarily in foreign companies with         Convertible securities, debt

ING Investments, LLC    market capitalizations greater than $1 billion,     securities, derivatives, foreign

                        but it may hold up to 25% of its assets in          investments, inability to sell

SUB-ADVISER:            companies with smaller market capitalizations.      securities, market trends, other

Brandes Investment      The fund holds common stock, preferred              investment companies, price

Partners, L.P. and ING  stocks, warrants, American Depositary               volatility, securities lending, and

Investment Management   Receipts, European Depositary Receipts and          value investing.

Co.                     Global Depositary Receipts, as well as

                        convertible securities. May invest up to 35% of

                        its assets in securities of U.S. issues, including

                        investment-grade government and corporate

                        debt securities. May invest in derivative

                        instruments, including futures, options and

                        swaps, among others. Under normal

                        circumstances, the fund will invest at least

                        65% of its assets in securities of companies

                        located in a number of different countries

                        other than the United States, which may

                        include countries with emerging securities

                        markets. May invest in other investment

                        companies to the extent permitted under the

                        1940 Act. May also lend portfolio securities, up

                        to 33  1/3% of its total assets.




20  More Information on Investment Strategies


SHAREHOLDER GUIDE                    HOW TO PURCHASE SHARES

--------------------------------------------------------------------------------

ING PURCHASE OPTIONS

You may select from up to three separate classes of shares: Class A, Class I,

and Class W shares. Class A shares are not offered in this Prospectus.

CLASS I


CLASS I SHARES

The minimum initial investment for Class -I shares is $250,000. Class -I shares are available only to (i) -qualified retirement plans such as 401(a), 401(k) or other defined contribution plans and defined benefit plans; (ii) -insurance companies and foundations investing for their own account; (iii) -wrap programs offered by broker-dealers and financial institutions; (iv) -accounts of or managed by trust departments; (v) -retirement plans affiliated with ING -Groep

N.V.; (vi) -ING Groep N.V. affiliates for purposes of corporate cash management; and (vii) -by other ING Funds in the ING Family of Funds.


CLASS W SHARES

The minimum initial investment for Class W shares is $10,000. Class W shares are available only to: (i) wrap programs offered by broker-dealers and financial institutions; (ii) retirement plans affiliated with ING Groep N.V.;

(iii) ING Groep N.V. affiliates for purposes of corporate cash management; and

(iv) by other ING Funds in the ING Family of Funds.

There are no investment minimums for any subsequent investments.

Make your investment using the methods outlined in the table on the right.

More information may be found on the Fund's website by going to

www.ingfunds.com, clicking on the "Forms & Literature" link and then selecting

"Shareholder Guides" from the "Prospectuses & Reports" category and selecting the appropriate Fund link. The Fund offers additional classes that are not available in this Prospectus that may be more appropriate for you. Please review the disclosure about all of the available Fund classes carefully. Before investing, you should discuss which share class may be right for you with your investment professional and review the prospectus for those funds.

The Fund and ING Funds Distributor, LLC ("Distributor") reserve the right to reject any purchase order. Please note that cash, traveler's checks,

third-party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted.

The Fund and the Distributor reserve the right to waive minimum investment amounts. Waiver of the minimum investment amount can increase operation expenses of the Fund. The Fund and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $250,000 for Class I shares and $10,000 for Class W shares.




                             Initial                 Additional

      Method             Investment                Investment


BY CONTACTING      An investment             Visit or consult an

YOUR             professional with an      investment

INVESTMENT       authorized firm can       professional.

PROFESSIONAL     help you establish and

                  maintain your account.

BY MAIL            Visit or consult an       Fill out the Account

                  investment                Additions form

                  professional. Make        included on the bottom

                  your check payable to     of your account

                  ING Funds and mail it,    statement along with

                  along with a              your check payable to

                  completed Account         ING Funds and mail

                  Application. Please       them to the address on

                  indicate your             the account statement.

                  investment                Remember to write

                  professional on the       your account number

                  New Account               on the check.

                  Application.

BY WIRE            Call the ING              Wire the funds in the

                  Operations                same manner described

                  Department at             under "Initial

                  (800) 922-0180            Investment."

                  and select Option 4 to

                  obtain an account

                  number and indicate

                  your investment

                  professional on the

                  account.

                  Instruct your bank to

                  wire funds to the Fund

                  in the care of:

                  State Street Bank

                  and Trust Company

                  ABA # 011000028

                  Boston, MA

                  credit to:

                  __________

                  (the Fund)

                  A/C #75000216; for

                  further credit to

                  Shareholder

                  A/C #

                  __________

                  (A/C # you received

                  over the telephone)

                  Shareholder Name:

                  __________

                  (Your Name Here)

                  After wiring funds

                  you must complete

                  the Account

                  Application and send

                  it to:

                  ING Funds

                  P.O. Box 219368

                  Kansas City, MO

                  64121-9368



[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    21


HOW TO PURCHASE SHARES                                        SHAREHOLDER GUIDE

--------------------------------------------------------------------

CUSTOMER IDENTIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.


What this means for you: the Fund, the Distributor, or a third-party selling you the Fund must obtain the following information for each person that opens an account:


o  Name;

o  Date of birth (for individuals);

o  Physical residential address (although post office boxes are still permitted for mailing); and

o  Social Security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

FEDERAL LAW PROHIBITS THE FUND, THE DISTRIBUTOR AND OTHER FINANCIAL

INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING

INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF

THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.

FREQUENT TRADING - MARKET TIMING

The Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Fund. The Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that the Fund determines not to be in the best interest of the Fund.

The Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser to invest assets in an orderly,

long-term manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance.

Because the Underlying Funds invest in foreign securities it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market,

but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage."

Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the

Underlying Fund calculates its NAV such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly,

Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying

Funds' shares which negatively affects long-term shareholders.


The Fund and Underlying Funds' Board of Directors ("Board") have adopted policies and procedures designed to deter frequent, short-term trading in shares of the Fund and the Underlying Funds. Consistent with this policy, the

Fund and the Underlying Funds monitor trading activity. Shareholders may make exchanges among their accounts with ING Funds four (4) times each year. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k),

etc.) beneficially owned by the same shareholder will be treated as a single transaction. Subsequent transactions may not be effected within 30 days of the last transaction. In addition, purchase and sale transactions that are the functional equivalent of exchanges will be subject to these limits. On January

1 of each year, the limit restriction will be reset for all shareholders and any trade restrictions that were placed on an account due to a violation of the policy in the prior year will be removed. The Fund and the Underlying Funds reserve the right to specifically address any trading that might otherwise appear to comply with the restrictions described above if after consultation with appropriate compliance personnel, it is determined that such trading is nevertheless abusive or adverse to the interests of long-term shareholders. The

Fund and the Underlying Funds also reserve the right to modify the frequent trading-market timing policy at any time without prior notice depending on the needs of the Fund and the Underlying Funds and/or state or federal regulatory requirements.


If an activity is identified as problematic after further investigation, the

Fund and the Underlying Funds reserve the right to take any necessary action to deter such activity. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the

Fund and the Underlying Funds' frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading.

22    Shareholder Guide


SHAREHOLDER GUIDE                    HOW TO PURCHASE SHARES

--------------------------------------------------------------------------------

Although the restrictions described above are designed to discourage frequent,

short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the

Fund and the Underlying Funds will occur. Moreover, in enforcing such restrictions, the Fund and the Underlying Funds are often required to make decisions that are inherently subjective. The Fund and the Underlying Funds strive to make these decisions to the best of their abilities in a manner that they believe is in the best interest of shareholders.

Shareholders may invest in the Fund and the Underlying Funds through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate transactions. Such intermediaries include broker-

dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Fund and the

Underlying Funds administrator now has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Fund and the Underlying Funds.

In some cases, the Fund and the Underlying Funds will rely on the intermediaries' excessive trading policies and such policies shall define the trading activity in which the shareholder may engage. This shall be the case where the Fund and the Underlying Funds are used in certain retirement plans offered by affiliates. With trading information received as a result of agreements, the Fund and the Underlying Funds may make a determination that certain trading activity is harmful to the Funds and their shareholders even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Fund and the Underlying Funds may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    23


HOW TO REDEEM SHARES                                          SHAREHOLDER GUIDE

--------------------------------------------------------------------

You may redeem shares by using the methods outlined in the table on the right.

Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

o  Your account must have a current value of at least $250,000 or $1,000 for

   Class I and Class W shares, respectively.

o  Minimum withdrawal amount is $1,000.

o  You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative, or refer to the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined

NAV but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.


The Fund normally intends to pay in cash for all shares redeemed but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at its then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


HOW WE COMPENSATE INTERMEDIARIES FOR SELLING ING MUTUAL FUNDS

ING mutual funds are distributed by ING Funds Distributor, LLC ("Distributor").

The Distributor is a broker-dealer that is licensed to sell securities. The

Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each

ING mutual fund also has an investment adviser ("Adviser") which is responsible for managing the money invested in each of the mutual funds. Both of these entities (collectively, "ING") may compensate an intermediary for selling ING mutual funds.

Only persons licensed with the Financial Industry Regulatory Authority

("FINRA") as a registered representative (often referred to as a broker or financial adviser) and associated with a specific broker-dealer may sell an ING mutual fund to you. The Distributor has agreements in place with each of these broker-dealers defining specifically what those broker-dealers will be paid for the sale of a particular ING mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from ING. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.

The Fund's Adviser or the Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund including affiliates of the Adviser and the Distributor. These amounts would be in addition to the distribution payments made by the Fund under the distribution agreements. The payments made under these arrangements are paid by the Adviser or the Distributor. Additionally, if a fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in funds advised by ING meets certain target levels or increases over time.

The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions including affiliated entities.

These additional fees paid to intermediaries may take the following forms: (1)

a percentage of that entity's customer assets invested in ING mutual funds; (2)

a percentage of that entity's gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to: (1) 0.30% per annum of the value of the Fund's shares held by the broker-dealer's customers; or (2)

0.20% of the value of the Fund's shares sold by the broker-dealer during a particular period. In accordance with these practices, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets. If you invested $10,000, the Distributor could pay a maximum of $20 for that sale.

The Fund's Adviser or the Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds including affiliated companies. This may take the form of cash incentives and non-cash compensation and may include, but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that ING mutual funds are made available by those broker-dealers for their customers. The Sub-Adviser of the Fund may contribute to non-cash compensation arrangements.

24    Shareholder Guide


SHAREHOLDER GUIDE                        HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.


The top 25 firms we paid to sell our mutual funds as of the last calendar year are:


A.G. Edwards & Sons, Inc.; Bear Stearns Securities Corp.; Charles Schwab & Co.;

Citigroup Global Markets; Directed Services LLC; Financial Network Investment;

First Clearing, LLC; H&R Block Financial Advisors; ING DIRECT Securities, Inc.;

ING Financial Advisors; ING Life Insurance and Annuity Company; Linsco Private

Ledger Financial; Merrill Lynch; MS & Co. ("Morgan Stanley"); Multi Financial

Securities; National Financial Services Corp.; Oppenheimer & Co.; Pershing,

LLC; Primevest Financial Services, Inc.; Prudential Investment Management

Services; Raymond James Financial Services; RBC Dain Rauscher, Inc.; UBS

Financial Services, Inc.; Wachovia Securities; and Wells Fargo Investments.

Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.


RETIREMENT PLANS - CLASS I SHARES

The Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. It also has available prototype

IRA, Roth IRA and Simple IRA plans (for both individuals and employers) and

Simplified Employee Pension Plans. State Street Bank and Trust Company ("SSB")

acts as the custodian under these plans. For further information, contact a

Shareholder Services Representative at (800) 992-0180. SSB currently receives a

$12 custodial fee annually for the maintenance of such accounts.


[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    25


TRANSACTION POLICIES                                          SHAREHOLDER GUIDE

--------------------------------------------------------------------

NET ASSET VALUE

The NAV per share for each class of the Fund is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange

("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the

NYSE). The Fund is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of each class of the

Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The NAV of the Fund is generally based upon the NAVs of the Underlying Funds.

In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Underlying Funds will generally be valued at the latest NAV reported by those investment companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.

Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Fund's or an Underlying Fund's NAV is not calculated. As a result, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

When market quotations are not available or are deemed unreliable, a sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's

Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

o  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

o  Securities of an issuer that has entered into a restructuring;

o  Securities whose trading has been halted or suspended;

o  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

o  Securities that are restricted as to transfer or resale.

Options that are traded over-the-counter will be valued using one of three methods: (1) dealer quotes, (2) industry models with objective inputs, or (3)

by using a benchmark arrived at by comparing prior-day dealer quotes with the corresponding change in the underlying security or index. Exchange traded options will be valued using the last reported sale. If no last sale is reported, exchange traded options will be valued using an industry accepted model such as "Black Scholes." Options on currencies purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of over-the-counter options.

Each Underlying Fund's Adviser or sub-adviser may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determines its

NAV per share. Please refer to the prospectus for each Underlying Fund for an explanation of the circumstances under which an Underlying Fund will use fair pricing and the effect of fair pricing.

PRICE OF SHARES

When you buy shares, you pay the NAV. When you sell shares, you receive the

NAV. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received.

If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or the Distributor.

You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.

TELEPHONE ORDERS

The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine.

The Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and

26    Shareholder Guide


SHAREHOLDER GUIDE                                TRANSACTION POLICIES

--------------------------------------------------------------------------------

its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange shares of the Fund for shares of the same class of any other

ING Fund that offers those shares. You should review the prospectus of the ING

Fund you intend to exchange into before exchanging your shares.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged.

Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis. It is not expected that a secondary market for ING Senior Income Fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, ING Senior Income

Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of ING Senior Income Fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into ING Senior

Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.

In addition to the Fund available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other

ING Fund should carefully review the prospectus of that fund before exchanging their shares. For a list of the other funds offered by the Distributor, please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800)

992-0180 or by going to www.ingfunds.com.

You will automatically have the ability to request an exchange by calling a

Shareholder Services Representative unless you mark the box on the Account

Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its exchange policies at any time,

upon 60 days' prior written notice to shareholders.

SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Fund reserves the right, upon 30 days' prior written notice, to redeem at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than the Fund's minimum. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder

30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

ACCOUNT ACCESS

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180

and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy promise that accompanies this Prospectus.

HOUSEHOLDING

To reduce expenses, we may mail only one copy of the Fund's Prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents,

please call us at (800) 992-0180 or speak to your investment professional. We will begin sending you individual copies thirty days after receiving your request.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI. The Fund posts its portfolio holdings schedule on its website on a month-end basis and makes it available 10 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the preceding calendar month (e.g.,

the Fund will post the month ending June 30 holdings on July 11.) The Fund may also post its complete or partial portfolio holdings on its website as of a specified date. The Fund's portfolio holdings schedule will, at a minimum,

remain available on the Fund's website until the next calendar month or until the Fund files a Form N-CSR or form N-Q with the SEC for the period that includes the date as of which the website information is current. The Fund's website is located at www.ingfunds.com.


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                                                         Shareholder Guide    27


ADVISER                                       MANAGEMENT OF THE FUND

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ADVISER

ING INVESTMENTS, LLC ("ING INVESTMENTS" OR "ADVISER"), an Arizona limited liability company, serves as the investment adviser to the Fund. ING

Investments has overall responsibility for the management of the Fund. ING

Investments oversees all investment advisory and portfolio management services for the Fund.

ING Investments is registered with the SEC as an investment adviser. ING

Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING

Groep") (NYSE: ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Investments became an investment management firm in April, 1995.


As of June 30, 2008, ING Investments managed approximately $__ billion in assets.

The principal office of ING Investments is located at 7337 East Doubletree

Ranch Road, Scottsdale, Arizona 85258.


ING Investments receives an annual fee for its services payable in monthly installments based on the average daily net assets of the Fund.


The following table shows the aggregate annual management fees paid by the Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:






FUND                               MANAGMENT FEES


ING Global Target Payment Fund            [ ]%





For information regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory relationships, please refer to the Fund's annual shareholder report dated October 31, 2008.

SUB-ADVISER


ING Investments has engaged a sub-adviser to provide the day-to-day management of the Fund's portfolio. The sub-adviser is an affiliate of ING Investments.

ING Investments acts as a "manager-of-managers" for the Fund. ING Investments delegates to the sub-adviser of the Fund the responsibility for investment management, subject to ING Investments' oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-

adviser of the Fund.

From time to time, ING Investments may also recommend the appointment of additional sub-advisers or replacement of sub-advisers to the Fund's Board. The

Fund and ING Investments have received exemptive relief from the SEC to permit

ING Investments, with the approval of the Fund's Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the

Fund's shareholders. The Fund will notify shareholders of any change in the identity of the sub-adviser of the Fund. In this event, the name of the Fund and its principal investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Fund's Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.

ING INVESTMENT MANAGEMENT CO.

ING Investment Management Co. ("ING IM" or "Sub-Adviser"), a Connecticut

corporation, serves as the Sub-Adviser to the Fund. ING IM is responsible for managing the assets of the Fund in accordance with the Fund's investment objective and policies, subject to oversight by ING Investments and the Fund's

Board.

Founded in 1972, ING IM is registered with the SEC as an investment adviser.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of June 30, 2008, ING IM managed approximately $[ ] billion in assets.

The principal office of ING IM is located at 230 Park Avenue, New York, New

York 10169.

The following individual is responsible for the day-to-day management of ING

Global Target Payment Fund. Mr. Zemsky has managed the Fund since August 2008.


ADDITIONAL INFORMATION REGARDING THE PORTFOLIO MANAGER

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.

28    Management of the Fund

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All mutual funds involve risk - some more than others - and there is always the chance that you could lose money or not earn as much as you hope. The Fund's risk profile is largely a factor of the principal securities in which the

Underlying Funds invest and investment techniques that they use. The following pages discuss the risks associated with certain of the types of securities in which an Underlying Fund may invest and certain of the investment practices that an Underlying Fund may use. For more information about these and other types of securities and investment techniques that may be used by the

Underlying Funds, see the SAI.

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the

Fund. Furthermore, ING Investments' allocation of the Fund's assets may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in

Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns by investing in an

Underlying Fund or other mutual funds representing a single asset class than in the Fund.

Assets will be allocated among funds and markets based on judgments made by ING

Investments. There is a risk that the Fund may allocate assets to an asset class or market that underperforms other funds. For example, the Fund may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY

The performance of the Fund depends upon the performance of the Underlying

Funds, which are affected by changes in the economy and financial markets. The value of the Fund changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.

TEMPORARY DEFENSIVE POSITIONS

The Fund or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market,

economic, political or other conditions affect the Fund or Underlying Fund.

Instead, the Fund or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Fund or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Fund's or Underlying Fund's defensive investment position may not be effective in protecting its value.

CONFLICT OF INTEREST

In making decisions on the allocation of the assets of the Fund among the

Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to the Fund and to the Underlying

Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds may have a sub-adviser that is affiliated with the Adviser, while others do not. ING

Investments may also subsidize the expenses of some of the Underlying Funds,

but does not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that fund or to ING

Investments or an affiliate or may believe that an Underlying Fund may benefit from additional assets. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than the Fund.

ING Investments has informed the Fund's Board that it has developed an investment process using an Investment Committee that it believes will ensure the Fund is managed in the best interests of the shareholders of the Fund.

Nonetheless, investors bear the risk that ING Investments' allocation decisions may be affected by its conflicts of interest.

PRINCIPAL RISKS

The Fund is also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

For certain of these Underlying Funds, the risk associated with the strategy is a principal risk. Other Underlying Funds may engage, to a lesser extent, in these strategies, and when so engaged are subject to the attendant risks.

Please see the SAI for a further discussion of the principal and other investment strategies employed by each Underlying Fund.

COMMODITIES. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local,

intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing,

distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

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                                              More Information About Risks    29

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CONCENTRATION. An Underlying Fund concentrates (for purposes of the 1940 Act)

its assets in securities related to a particular sector or industry which means that at least 25% of its assets will be invested in such sector or industry at all times. As a result, the Underlying Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security and as such, is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. An Underlying Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

CORPORATE DEBT SECURITIES. Certain Underlying Funds may invest in corporate debt securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates decline, the value of the

Underlying Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed-income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility". According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

CREDIT. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements,

options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. In addition,

derivatives and their underlying securities may experience periods of illiquidity, which could cause the Underlying Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions,

the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties;

over-dependence on exports, especially with respect to primary commodities,

making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.


EXTENSION. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.


HIGH-YIELD, LOWER-GRADE DEBT SECURITIES.  Certain Underlying Funds may invest in high-yield, lower-grade debt securities. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High-yield debt securities are not considered investment-grade,

and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high-yield debt securities have been found to be less sensitive to

30    More Information About Risks

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MORE INFORMATION ABOUT RISKS

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interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

FOREIGN INVESTMENT. There are certain risks in owning foreign securities,

including those resulting from: fluctuations in currency exchange rates;

devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers;

accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement;

higher transaction and custody expenses than for domestic securities; and

limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of Underlying Funds, including the withholding of dividends.

Each Underlying Fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions, to help protect Underlying Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the

Underlying Fund. The risks of investing in foreign securities may be greater for countries with an emerging securities market.


ILLIQUID SECURITIES if a security is illiquid, a fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the fund could realize upon disposition. A fund may make investments that become less liquid in response to market developments or adverse investor perception. A fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund.

INITIAL PUBLIC OFFERINGS. Initial Public Offerings ("IPOs") and offerings by companies that have recently gone public have the potential to produce substantial gains for an Underlying Fund. However, there is no assurance that an Underlying Fund will have access to profitable IPOs. Stock of some newly-public companies may decline shortly after the IPOs.


INTERESTS IN LOANS. Certain Underlying Funds may invest in participation interests or assignments in secured variable or floating rate loans which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to an Underlying Fund's investment. Many loans are relatively illiquid and may be difficult to value.

INVESTMENT MODELS RISK. The proprietary models used by a sub-adviser to evaluate securities or securities markets for an Underlying Fund are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.


LENDING PORTFOLIO SECURITIES. In order to generate additional income, an

Underlying Fund may lend portfolio securities in an amount up to 30% or 33

1/3%, depending upon the Underlying Fund, of total Underlying Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral. As with other extensions of credit,

there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

LIQUIDITY. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGED PAYMENT. A fund's managed payment policy is designed to make consistent payments once per month throughout each calendar year, excluding any additional distributions required to comply with applicable law. Under the managed payment policy, the dollar amount of a fund's scheduled monthly payments for a particular calendar year generally will increase or decrease each January based on the fund's performance over the previous three years. Accordingly, the dollar amount of a fund's monthly cash payments could go


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

up or down substantially from one year to the next and over time depending on,

among other things, the performance of the financial markets in which the fund invests, the allocation of fund assets across different asset classes and investments, the performance of the fund's investment strategies, and the amount and timing of prior payments by the fund. It is also possible for your payments from a fund to go down substantially from one year to the next and over time, depending on the timing of your investments in the fund. Any redemptions you make from your fund account will proportionately reduce the amount of future cash payments you will receive from the fund.


MARKET TRENDS. Different types of stock tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying

Fund may at times be better or worse than the performance of funds that focus on other types of stock, or that have a broader investment style.


MID- AND SMALL-CAPITALIZATION COMPANIES. Certain Underlying Funds may invest in mid- and small-capitalization companies. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.


MORTGAGE-RELATED SECURITIES. Certain Underlying Funds may invest in mortgage-related securities. The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, are also sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated,

the price of the mortgage-related security may fall.

NATURAL RESOURCES. Certain Underlying Funds invest in securities of companies involved in natural resources. These securities may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as fire, drought, increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

NON-DIVERSIFIED INVESTMENT COMPANY. An Underlying Fund classified as a non-diversified investment company under the 1940 Act, means that the

Underlying Fund is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund.

The investment of a large percentage of the Underlying Fund's assets in the securities of a small number of issuers may cause an Underlying Fund's share price to fluctuate more than that of a diversified investment company.

Conversely, even though classified as non-diversified, an Underlying Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, an Underlying Fund would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

OPTIONS. The Fund will also seek to secure gains and enhance the stability of returns over a market cycle by writing (selling) call options ("Call Options")

on selected indices and exchange traded funds (each, an "Index" and collectively, the "Indices"). The performance of each Index that is the subject of a Call Option is expected to correlate closely with the performance of one or more Underlying Funds. The Sub-Adviser believes that a strategy of owning shares of Underlying Funds and writing (selling) Call Options on Indices whose performance closely correlates with the performance of these Underlying Funds will provide investors with opportunities to realize reasonable returns with less price volatility than would otherwise occur without this strategy. The

Sub-Adviser further believes that this strategy is likely to enhance the Fund's returns in down-trending, flat and moderately rising equity markets but reduce returns in more strongly rising equity markets.

When writing a Call Option, the Fund will receive cash (the premium) from the purchaser of the Call Option and the buyer will receive the right, upon exercise of the Call Option, to receive from the Fund a cash payment reflecting any appreciation in the value of the Index referenced by the Call Option above a fixed price (the exercise price) until a specified date in the future (the option expiration date). Because the performance of the Index is expected to correlate closely with the performance of one or more Underlying Funds, the

Fund will be effectively giving up, during the term of the Call Option, all or a portion of the benefits it would otherwise realize from a potential increase in the value of such Underlying Funds. At the same time, the premium received in connection with the sale of the Call Option will hedge the risk to the Fund of a potential decline in the value of the Underlying Funds. Thus, writing Call

Options will generally cause the Fund to underperform in periods of rising markets, particularly in periods of strongly rising markets, and outperform in periods of stable or declining markets relative, in each instance, to the performance that would otherwise be achieved in the absence of this strategy.

As noted above, the Fund will seek to write Call Options on Indices with price movements, taken in the aggregate, that are closely correlated with the price movements of Underlying Funds. To the extent there is a lack of correlation between the performance of the Indices and the Underlying Funds, there is a risk that the strategy of writing Call Options will not produce the intended results or benefits for the Fund. For example, if the Fund were to write a Call

Option on an Index that is expected to

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perform during the term of the Option in accordance with the performance of a particular Underlying Fund, and if such Index were to increase in price materially more than the value of such Underlying Fund, then the Fund might realize losses upon the exercise of the Call Option that are not fully offset by the increase in value of the Underlying Fund.

The Sub-Adviser expects initially to write (sell) Call Options for the Fund primarily with shorter maturities (typically ten days to three months until expiration) generally at-the-money or near-the-money and in the over-the-counter markets with major international banks, broker-dealers and financial institutions.


OTHER INVESTMENT COMPANIES. An Underlying Fund may invest in other companies to the extent permitted by the 1940 Act and the rules thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts

("HOLDRs"), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"),

PowerShares QQQTM ("QQQQ"), Dow Jones Industrial Average Tracking Stocks

("Diamonds") and iShares(Reg. TM) exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees and custodial fees). Additional risks of investments in ETFs include: (i) the market price of ETF's shares may trade at a discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; or

(iii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit-breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.


To seek to achieve a return on uninvested cash or for other reasons, an

Underlying Fund may invest its assets in ING Institutional Prime Money Market

Fund and/or one or more other money market funds advised by ING affiliates

("ING Money Market Funds"). An Underlying Fund's purchase of shares of an ING

Money Market Fund will result in the Underlying Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Underlying Fund's

Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Underlying Fund invests resulting from the Underlying Fund's investment into the ING Money Market Fund.

OVER-THE-COUNTER INVESTMENT. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.


PORTFOLIO TURNOVER. Certain Underlying Funds are generally expected to engage in frequent and active trading of portfolio securities to achieve their respective investment objective. A high portfolio turnover rate involves greater expenses to an Underlying Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Underlying Fund.


PREPAYMENT. The Underlying Funds may invest in mortgage-related securities,

which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, an

Underlying Fund will be forced to reinvest its money at lower yields.

PRICE VOLATILITY. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries.

Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

REAL ESTATE SECURITIES. Investments in issuers that are primarily engaged in real estate, including Real Estate Investment Trusts ("REITs"), may subject an

Underlying Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes,

interest rates, cash flow of underlying real estate assets, supply and demand,

and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase by an

Underlying Fund of a security that the seller has agreed to repurchase at an agreed-upon price. If the seller

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defaults and the collateral value declines, an Underlying Fund might incur a loss. If the seller declares bankruptcy, an Underlying Fund may not be able to sell the collateral at the desired time.

RESTRICTED AND ILLIQUID SECURITIES. If a security is illiquid, an Underlying

Fund may not be able to sell the security at a time when the Adviser or

Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

RULE 144A SECURITIES. Rule 144A securities are securities that are not registered but which are bought and sold solely by institutional investors. An

Underlying Fund considers Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets.


SECURITIES LENDING. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S.

government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls,

including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments by the

Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

U.S. GOVERNMENT SECURITIES AND OBLIGATIONS. Obligations issued by some U.S.

government agencies, authorities, instrumentalities or sponsored enterprises,

such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association, Federal Home Loan Mortgage

Corporation and Federal Home Loan Banks, are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

VALUE INVESTING. Certain Underlying Funds invest in "value" stock. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stock the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying

Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions,

such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stock and may not favor equities at all. During those periods, an Underlying Fund's relative performance may suffer.


OTHER RISKS

BORROWING. An Underlying Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of an Underlying Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, an Underlying Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

INDEX STRATEGY. Certain Underlying Funds may use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between an Underlying Fund and an index performance may be affected by the

Underlying Fund's expenses, and the timing of purchases and redemptions of an

Underlying Fund's shares.


INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies. In some cases, an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings.

While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Adviser will monitor transactions by each Fund and will attempt to minimize any adverse effects on the Underlying Funds and the Fund as a result of these transactions.

So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies,

except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

MANAGEMENT. Each Underlying Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Underlying Funds, but there can be no guarantee that these will produce the desired results.


Many sub-advisers of equity funds employ styles that are characterized as

"value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another.

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For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

PAIRING-OFF TRANSACTIONS. A pairing-off transaction occurs when an Underlying

Fund commits to purchase a security at a future date, and then the Underlying

Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Underlying Fund will experience a loss.


PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.

PROPRIETARY HEDGE FUND BETA STRATEGY. The Fund does not invest in hedge funds and does not seek to replicate the alpha component of the returns of the HFRI

Index. Individual hedge funds themselves may perform better or worse based on their style, their unique investment strategies or the skill of their particular manager. Hedge funds often may adjust their investments rapidly in view of market, political, financial or other factors, whereas the Fund only adjusts its composition on a monthly basis. The use of specific market exposures in the Fund, their weights and their long or short exposures is based entirely on an assessment of historical data related to volatility and returns of a hedge fund index. To the extent that this data and analysis turns out not to be predictive of future events, the return of the Fund may deviate from the returns of the beta component of hedge fund returns.

The Fund's investments may not reflect a long position in each of the indices and the Fund's NAV per share may decline from month to month, even if the value of any or all of the indices used in the model increase during that time. Total exposure to market indices taken by the Fund will vary month by month and the re-balancing could range from up to 150% of the value of the fund to an aggregate short position in the total of the market exposures taken by the

Fund. The total of the Fund's cash investments in the instruments providing its market exposures may not equal 100% of the Fund value and money market returns are used as an exposure in the Sub-Adviser's model, so the Fund return may be derived in part from cash returns.

Moreover, neither the Fund nor hedge funds provide a guarantee of "absolute returns," that is, returns independent of the overall direction of equity and fixed-income markets. Alternative investments such as hedge funds may often be purchased by investors on the basis of their potential to produce such returns.

However, there can be no assurance that either hedge funds in general, or the

Fund in particular, will be successful at producing positive returns.

The Fund has no actual historical performance data. The absence of a track record with respect to the Fund is particularly significant because the hedge fund beta replication model employed by the Fund is based on historical trends in returns that may or may not be repeated in the future.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS FUNDS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for an Underlying

Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security.

If the income and gains on the securities purchased fail to exceed the costs, an

Underlying Fund's NAV will decline faster than otherwise would be the case.

Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase an Underlying Fund's yield; however, such transactions also increase the Underlying Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT EXPOSURES. The Fund takes short exposure on market indices by investing in an instrument or derivatives that rise in value with a fall in the related index. If the price of the index rises while the Fund has a short exposure to it, the Fund may have to cover its short exposure at a loss.

The Fund cannot guarantee that the financial instrument necessary to cover a short position will be available for purchase at the time the Fund wishes to close a short position or, if available, that the instrument will be available at an acceptable price. Purchasing a financial instrument to cover a short position can itself cause the price of the instrument to rise further, thereby exacerbating the loss. The potential loss on a short sale is unlimited because the loss increases as the price of the instrument sold short increases.

Short exposure also involves other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding.

In addition, to borrow the financial instrument, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund replaces a borrowed instrument, the Fund will be required to maintain assets with the lending broker as collateral. Thus, short sales involve credit exposure to the broker that executes the short sales. In addition, the Fund is required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the


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

short sale obligation, marked-to-market daily. The requirement to segregate assets limits the Fund's leveraging of its investments and the related risk of losses from leveraging. However, such segregation may also limit the Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

SHORT SALES. A "short sale" is the sale by an Underlying Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Underlying Fund may have to cover its short position at a higher price than the short sale price,

resulting in a loss.


36    More Information About Risks

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DIVIDENDS, DISTRIBUTIONS AND TAXES

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DIVIDENDS, DISTRIBUTIONS, AND REINVESTMENTS

The Fund's Managed Payment Policy is designed to provide level monthly payments throughout each calendar year, with payments adjusted once a year each January based on the Fund's performance over the previous three years and the

Sub-Adviser's assessment of the Fund's objectives and market conditions.


The Fund will make a level monthly payment of $0.052 per share for 2009 for

Class I and Class W shares. This is calculated based on an Annual Payment Rate of [ ]% set for 2009 for the Fund's Class I and Class W shares and applied to the Fund's [ inception date NAV of $10.00 ] per share. Therefore, if investors would like to generate a monthly payment of $ [ ] from their holdings in Class

I or Class W shares of the Fund during 2009, investors must purchase [10,000

Class I or Class W ]shares of the Fund.


The required investment to generate a given amount of payment will vary from year to year depending on monthly level payment determined for that year. In order to provide investors with greater predictability of their monthly payment streams, the Fund's Managed Payment Policy seeks to deliver stable monthly payments per share over time by basing the annual reset on: (i) an Annual

Payment Rate determined by the Fund's Sub-Adviser; and (ii) the Fund's performance over the previous three years.


Each January the Sub-Adviser will determine and announce a new level monthly payment per share for the calendar year based on:


i) the Annual Payment Rate, which will be the same for the Fund's Class I and

   Class W shares; and

ii) the Trailing Average Account Value, which will vary by share class for the

   Fund's Class I and Class W shares.

While the Fund's level monthly payment amount per share will not change within a calendar year, it may increase or decrease from one year to the next because it is based on the Annual Payment Rate and the Trailing Average Account Value,

one or both of which may change from year to year.

Please note that the Fund's Managed Payment Policy is not designed to generate,

and is not expected to result in, payments that equal a fixed percentage of the

Fund's current NAV per share or a fixed percentage of a shareholder's current account value. Instead, Fund shareholders are expected to receive a monthly payment that is equal to the monthly payment per share (as determined under the

Managed Payment Policy) times the number of shares they own on the record date.

MONTHLY PAYMENTS & ADDITIONAL DISTRIBUTIONS

In each calendar year, the Fund's 12 scheduled level payments per share are made monthly, on the last business day of each month. Shareholders can choose to receive their 12 scheduled monthly payments in cash or to automatically reinvest their payments in additional Fund shares. Because the level monthly payment per share will be fixed during a calendar year, investors will receive

12 fixed monthly payments during the calendar year, unless the number of Fund shares they hold changes because of purchases, redemptions, or reinvestment of payments. If the investor elects to reinvest the monthly payments in additional

Fund shares, this will increase the number of Fund shares owned by the investor and will therefore proportionally increase the total dollar amount of the monthly payment.

The Fund generally expects to distribute to shareholders substantially all of its net income (for example, interest and dividends) as well as substantially all of its net capital gains (for example, from the sale of its holdings, or gains distributions it receives from the Underlying Funds). In addition to these regular monthly payments, a Special Distribution may be made in December and other Special Distributions may be made with respect to a particular fiscal year in order to comply with applicable law. As these Special Distributions are not factored into the Fund's managed payment objectives, each Special

Distribution will be automatically reinvested in additional Fund shares unless a shareholder elects to receive the Special Distributions in cash. These additional shares can be redeemed under the same terms and conditions as any other shares of the Fund. The shares received with respect to a Special

Distribution are included in the calculation of the Trailing Average Account

Value used in resetting the level payment amount each January and redemption of such shares, or an election to receive the Special Distributions in cash, will decrease the aggregate monthly payment received in the future. Both level monthly payments and Special Distributions (which are reinvested and received by you as additional shares in the Fund) will normally be taxable as either ordinary income or long-term capital gain.

RETURN OF CAPITAL

Pursuant to the Fund's Managed Payment Policy, a portion of each monthly payment that the Fund makes may be treated as a return of capital. Each month,

the Fund will provide disclosures with payments made that estimate the percentages of the year-to-date payments through the preceding month that represent net investment income, other income or capital gains, and return of capital, if any. At the end of the year, the Fund may be required, under applicable law, to re-characterize payments over the course of the year across ordinary income, capital gains, and return of capital, if any, for purposes of tax reporting to shareholders. The portion of the Fund's payments, if any, that represent a return of capital as determined at the end of the year, will have the effect of reducing your cost basis in the Fund's shares and are generally not taxable until your cost basis has been reduced to zero. Such basis adjustment may increase the amount of capital gain, if any, or decrease the amount of capital loss, if any, that you will realize when selling the shares.

CALCULATION OF LEVEL MONTHLY PAYMENTS PER SHARE

The level monthly payment per share for the calendar year will be calculated in

January prior to the first monthly payment of the year and will be fixed for that calendar year. The level monthly payment amount each year for the Class I and Class W shares of the Fund will be the product of: (i) the Annual Payment

Rate for that year divided by 12; and (ii) the Trailing Average Account Value for such share class, calculated as described below.

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                      DIVIDENDS, DISTRIBUTIONS AND TAXES

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

The Fund's Sub-Adviser, with assistance from the Fund's administrator, will determine the new Annual Payment Rate each January, in its discretion within a range of 5.25% to 7.25% per annum for its Class I and Class W shares, based on the Fund's objectives, NAV evolution and fee structure of the Class I and Class

W shares, as well as the Sub-Adviser's assessment of the market environment and its asset allocation views. As noted above, under normal market conditions the

Sub-Adviser expects to reset the Annual Payment Rate at [ ]% for its Class I and Class W shares if consistent with the Fund's primary investment objective of meeting the Fund's managed payment objectives while seeking to preserve investors' capital over the long term.


To calculate the Trailing Average Account Value, a reference account is used for each class of shares. This reference account is assumed to hold shares of the Fund of the relevant share class purchased at inception and shares received by reinvestment of any Special Distributions described above. It is further assumed that no further purchases or redemptions are made for the reference account.

The Trailing Average Account Value for a share class will be equal to the average month-end value per share for the reference account for that share class calculated over the 36 months ended December 31 of the previous year (or,

for period shorter than three full years, since inception). The Trailing

Average Value will differ by applicable share class, as it will be impacted by the differing expense ratios of each class as well as by the differing number of shares the reference account of such share class received in reinvestment of any Special Distributions. Therefore, the level monthly payment amount will differ by available share class in future years.

The level monthly payment amount each year will be the product of: (i) the

Annual Payment Rate divided by 12; and (ii) the Trailing Average Account Value as follows:




                                         Three Year Trailing Average

                                          Value of Reference Account

    Monthly           Annual

                                        at End of Prior Calendar Year

                                        ______________________________

    Payment    =    Payment Rate    x

                    ______________

                                               # of Shares Held

   per share          12 months

                                             by Reference Account

                                        at End of Prior Calendar Year



While the Fund's level monthly payment amount will not change within a calendar year, it may increase or decrease from one year to the next because it is based on the Annual Payment Rate and the Trailing Average Account Value, one or both of which may change from year to year.

Special Distributions will impact the number of shares held in the reference account used to re-calculate the monthly payment per share. A large Special

Distribution may significantly reduce the per share monthly payment and, if a shareholder redeems the shares received with respect to the Special

Distribution, or elects to receive the Special Distributions in cash, the aggregate payments received by the shareholder will be reduced.

The Fund's Managed Payment Policy is not designed to generate, and is not expected to result in, payments that equal a fixed percentage of the Fund's NAV per share or a fixed percentage of an investor's current account value. These percentages could vary greatly during a calendar year. Rather, Fund shareholders will receive a monthly payment that is equal to the level monthly payment per share, times the number of shares they own on the record date.

TAXES

The following information is meant as a general summary for U.S. shareholders.

Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will pay all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it pays, most shareholders will be taxed on amounts they receive and any special distributions declared. A particular payment generally will be taxable as either ordinary income or long-term capital gain. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular payment as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Dividends attributable to interest are not eligible for the reductions in rates described below.

Current tax law (which is currently scheduled to apply through 2010) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock.

Although these rate reductions do not apply to corporate taxpayers, such taxpayers may be entitled to a corporate dividends received deduction with respect to their share of eligible domestic corporate dividends received by the

Fund. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

o  Distributions of earnings from qualifying dividends and qualifying long-term capital gains from an Underlying Fund to the Fund which is distributed to individual shareholders will be taxed at a maximum rate of 15%.

o  Note that distributions of earnings from dividends paid by certain

   "qualified foreign corporations" to the Underlying Fund which is then distributed to the Fund can also qualify for the lower tax rates on qualifying dividends.

o  A shareholder and the Fund will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

38    Dividends, Distributions and Taxes


DIVIDENDS, DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------

o  Distributions of earnings from an Underlying Fund to the Fund of non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

   o  The maximum 15% tax rate for individual taxpayers on long-term capital gains and qualifying dividends is currently scheduled to apply through

   2010. In the absence of further Congressional action, for the calendar years after 2010, the maximum rate on long-term capital gains for individual taxpayers would increase to 20% and income from dividends would be taxed at the rates applicable to ordinary income.

o  Certain payments by the Fund may constitute a return of capital, which will have the effect of reducing your cost basis in the Fund's shares and thereby increasing the amount of capital gain, if any, or decreasing the amount of capital loss, if any, that you will realize when selling or exchanging Fund shares.

Dividends declared by the Fund in October, November or December and paid during the following January will be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as "buying a dividend."

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on distributions until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

The Fund may have income, gains or losses from any distribution or redemption in the Underlying Funds. Distributions of long-term capital gains or qualifying dividends of either the Fund or the Underlying Funds will generally be taxed as long-term capital gains. Other distributions, including short-term capital gains, will be taxed as ordinary income. The structure of the Fund and the reallocation of investments among Underlying Funds could affect the amount,

timing and character of distributions.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of the Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                        Dividends, Distributions and Taxes    39


                      DIVIDENDS, DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the

IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S.

federal income tax liability.

Please see the SAI for further information regarding tax matters.

40    Dividends, Distributions and Taxes


--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The financial highlights table below is intended to help you understand the

Fund's Class I and Class W share's financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represents the rate an investor would have earned

(or lost) on an investment in a share of a Fund (assuming reinvestment of all dividends and distributions). A report of the Fund's independent registered public accounting firm, along with the Fund's financial statements, is included in the Fund's annual shareholder report, which is incorporated by reference into the SAI and is available upon request.






                                                                        CLASS I

                                                                      YEAR ENDED

                                                                      OCTOBER 31,

                                                                     ------------

                                                                         2008

                                                                     ------------


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                          $           [ ]

Income from investment operations:

Net investment income                                         $           [ ]

Net realized and unrealized gain (loss) on investments        $           [ ]

Total from investment operations                              $           [ ]

Less distributions from:

Net investment income                                         $           [ ]

Net realized gains on investments                             $           [ ]

Total distributions                                           $           [ ]

Net asset value, end of period                                $           [ ]

TOTAL RETURN                                                  %           [ ]

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                             $           [ ]

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage          %           [ ]

  commission recapture

Net expenses after expense waiver and prior to brokerage      %           [ ]

  commission recapture

net expense after expense waiver and brokerage commission     %           [ ]

  recapture

Net investment income after expense waiver and brokerage      %           [ ]

  commission recapture

Portfolio turnover rate                                       %           [ ]








                                                                        CLASS W

                                                                      YEAR ENDED

                                                                      OCTOBER 31,

                                                                     ------------

                                                                         2008

                                                                     ------------


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                          $           [ ]

Income from investment operations:

Net investment income                                         $           [ ]

Net realized and unrealized gain (loss) on investments        $           [ ]

Total from investment operations                              $           [ ]

Less distributions from:

Net investment income                                         $           [ ]

Net realized gains on investments                             $           [ ]

Total distributions                                           $           [ ]

Net asset value, end of period                                $           [ ]

TOTAL RETURN                                                  %           [ ]

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                             $           [ ]

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage          %           [ ]

  commission recapture

Net expenses after expense waiver and prior to brokerage      %           [ ]

  commission recapture

net expense after expense waiver and brokerage commission     %           [ ]

  recapture

Net investment income after expense waiver and brokerage      %           [ ]

  commission recapture

Portfolio turnover rate                                       %           [ ]






[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                        Financial Highlights  41


                      (THIS PAGE INTENTIONALLY LEFT BLANK)


In addition to the Fund offered in this Prospectus, the Distributor also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800)

992-0180 or by going to www.ingfunds.com.

DOMESTIC EQUITY AND INCOME FUNDS

ING Corporate Leaders 100 Fund

ING Equity Dividend Fund

ING Growth and Income Fund


ING Real Estate Fund


DOMESTIC EQUITY GROWTH FUNDS

ING 130/30 Fundamental Research Fund

ING Fundamental Research Fund

ING LargeCap Growth Fund

ING MidCap Opportunities Fund

ING Opportunistic LargeCap Fund

ING Small Company Fund

ING SmallCap Opportunities Fund

DOMESTIC EQUITY INDEX FUNDS

ING Index Plus LargeCap Fund

ING Index Plus MidCap Fund

ING Index Plus SmallCap Fund


DOMESTIC EQUITY VALUE FUNDS


ING SmallCap Value Multi-Manager Fund

ING Value Choice Fund

FIXED-INCOME FUNDS

ING GNMA Income Fund

ING High Yield Bond Fund

ING Intermediate Bond Fund

GLOBAL EQUITY FUNDS

ING Global Equity Dividend Fund

ING Global Natural Resources Fund

ING Global Real Estate Fund

ING Global Science and Technology Fund

ING Global Value Choice Fund

GLOBAL/INTERNATIONAL FIXED-INCOME FUNDS

ING Emerging Markets Fixed Income Fund

ING Global Bond Fund


INTERNATIONAL EQUITY FUND


ING Asia-Pacific Real Estate Fund

ING Disciplined International SmallCap Fund

ING Emerging Countries Fund

ING European Real Estate Fund

ING Foreign Fund

ING Greater China Fund

ING Index Plus International Equity Fund

ING International Capital Appreciation Fund

ING International Equity Dividend Fund

ING International Growth Opportunities Fund

ING International Real Estate Fund


ING International SmallCap Multi-Manager Fund


ING International Value Choice Fund


ING International Value Fund


INTERNATIONAL FUND-OF-FUNDS


ING Diversified International Fund

LOAN PARTICIPATION FUND

ING Senior Income Fund

MONEY MARKET FUNDS


ING Money Market Fund

STRATEGIC ALLOCATION FUNDS

ING Strategic Allocation Conservative Fund

ING Strategic Allocation Growth Fund

ING Strategic Allocation Moderate Fund


TO OBTAIN MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE FUND IN OUR:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Fund's annual/semi-annual shareholder reports, when available, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Fund's performance during its last fiscal year, the financial statements and the independent registered public accounting firm's reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI contains more detailed information about the Fund. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/

semi-annual shareholder reports, the SAI or other information.

To make shareholder inquiries contact:

THE ING FUNDS

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at WWW.INGFUNDS.COM

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public

Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. SECURITIES AND EXCHANGE COMMISSION

Public Reference Section

100 F Street, N.E.

Washington, D.C. 20549

or at the e-mail address: PUBLICINFO@SEC.GOV

Or obtain the information at no cost by visiting the SEC's Internet website at

WWW.SEC.GOV.

When contacting the SEC, you will want to refer to the Fund's SEC file number.

The file number is as follows:




ING Series Fund, Inc.             811-6352

  ING Global Target Payment Fund




PRPRO-GTPFIW                                                     (0209-022709)


[GRAPHIC APPEARS HERE]

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

February 27, 2009

ING SERIES FUND, INC.

7337 East Doubletree Ranch Road

Scottsdale, Arizona  85258-2034

(800) 922-0180

ING Global Target Payment Fund

Class A, Class C,  Class I, and Class W Shares

This Statement of Additional Information (“SAI”) relates to ING Global Target Payment Fund (“Fund”), a series of ING Series Fund, Inc. (“Company”). A prospectus or prospectuses (each a “Prospectus” and collectively, the “Prospectuses”) for the Fund dated February 27, 2009, which provide the basic information you should know before investing in the Fund, may be obtained without charge from the Fund or the Fund’s principal underwriter, ING Funds Distributor, LLC (“Distributor”), at the address listed above.  This SAI is not a prospectus, but is incorporated therein by reference and should be read in conjunction with the Prospectuses, each dated February 27, 2009, which have been filed with the U.S. Securities and Exchange Commission (“SEC”).

The information in this SAI expands on the information contained in the Prospectuses and any supplements thereto.  The Fund’s financial statements and the independent registered public accounting firm’s report thereon, are included in the Fund’s annual shareholder report dated October 31, 2008, are incorporated herein by reference.  Copies of the Fund’s Prospectuses and annual or semi-annual shareholder reports, when available, may be obtained upon request and without charge by contacting the Fund at the address and phone number written above.  Capital terms used in this SAI have the same meaning as in the Prospectuses, and some additional terms are defined particularly for this SAI.

HISTORY OF THE COMPANY	3
SUPPLEMENTAL DESCRIPTION OF FUND INVESTMENTS AND RISK	4
FUNDAMENTAL INVESTMENT RESTRICTIONS AND POLICIES	51
PORTFOLIO TURNOVER	52
DISCLOSURE OF THE FUND’S PORTFOLIO SECURITIES	53
MANAGEMENT OF THE COMPANY	55
CODE OF ETHICS	61
PROXY VOTING PROCEDURES	62
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS	62
ADVISER	62
EXPENSE LIMITATION AGREEMENTS	64
SUB-ADVISER	64
RULE 12(b)-1 PLANS	67
ADMINISTRATOR	68
CUSTODIAN	69
LEGAL COUNSEL	69
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	69
TRANSFER AGENT	69
BROKERAGE ALLOCATION AND TRADING POLICIES	70
PURCHASE AND REDEMPTION OF SHARES	73
SHAREHOLDER ACCOUNTS AND SERVICES	76
NET ASSET VALUE	77
TAX CONSIDERATIONS	79
DISTRIBUTOR	86
CALCULATION OF PERFORMANCE DATA	88
PERFORMANCE COMPARISONS	90
FINANCIAL STATEMENTS	90
APPENDIX A	A-1

HISTORY OF THE COMPANY

The Company is a Maryland corporation registered as a diversified, open-end management investment company.  The Company was organized in June 1991 and currently consists of [    ] separately managed series.

This SAI pertains only to ING Global Target Payment Fund.  The Fund was organized as a series of the Company under the name ING Global Income Builder on February 15, 2008.  The name was changed to ING Global Target Payment Fund on June 9, 2008.

Incorporation.  The Company was incorporated under the laws of the state of Maryland on June 17, 1991.

Series and Classes. The Company currently offers multiple series. Only ING Global Target Payment Fund is offered through this SAI and the corresponding Prospectuses.

The Board of Directors (“Board”) of the Company has the authority to subdivide each series into classes of shares having different attributes so long as each share of each class represents a proportionate interest in the series equal to each other share in that series.  Shares of the Fund currently are classified into multiple classes.   Each class of shares has the same rights, privileges and preferences, except with respect to:  (a) the effect of sales charges, if any, for each class; (b) the distribution fees borne by each class; (c) the expenses allocable exclusively to each class; (d) voting rights on matters exclusively affecting a single class; and (e) the exchange privilege of each class.  Class A, Class C, Class I and Class W shares are offered through this SAI and the corresponding Prospectuses.

Capital Stock.  Fund shares are fully paid and non-assessable when issued.  Fund shares have no preemptive or conversion rights.

Each share of the Fund has the same rights to share in dividends declared by the Fund for that share class.  Upon liquidation of the Fund, shareholders in the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Voting Rights. Shareholders of each class are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote on the election of Directors and on other matters submitted to the vote of shareholders.  Generally, all shareholders have voting rights on all matters except matters affecting only the interests of one Fund or one class of shares.  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors, in which event the holders of the remaining shares will be unable to elect any person as a Director.

Shareholder Meetings. The Company is not required, and does not intend, to hold annual shareholder meetings.  The Articles of Incorporation provide for meetings of shareholders to elect Directors at such times as may be determined by the Directors or as required by the Investment Company Act of 1940, as amended (“1940 Act”).  If requested by the holders of at least 10% of the Company’s outstanding shares, the Company will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting.

1940 Act Classification. The Company is a diversified, open-end management investment company, as those terms are defined under the 1940 Act.  The 1940 Act generally requires, among other things, that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.

SUPPLEMENTAL DESCRIPTION OF FUND INVESTMENTS AND RISKS

Diversification

The Fund is “diversified” within the meaning of the 1940 Act.  In order to qualify as diversified, the Fund must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose, other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer).

Investments, Investment Strategies and Risks

The Fund invests in a combination of Underlying Funds that in turn invest in fixed-income and/or equity securities of issuers located in a number of different countries, one of which may the United States.  The Fund also expects to employ a strategy of writing (selling) call options on equity indices, baskets of securities and exchange-traded funds in an attempt to generate gains from option premiums as a means of enhancing distributions paid to shareholders and reduce volatility as described in the Prospectuses.  Underlying Funds must be approved by the Board before becoming eligible investments for the Fund. The investment techniques described below may be pursued directly by the Underlying Funds. As a general matter, the Fund does not invest directly in securities. However, the Fund is subject to the risks described below indirectly through its investment in the Underlying Funds. The Underlying Funds may use any or all of these techniques at any one time, and the fact that an Underlying Fund may use a technique does not mean that technique will be used.   An Underlying Fund’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Underlying Fund’s investment objective, policies and restrictions described in the Underlying Fund’s Prospectus and/or SAI, as well as the federal securities laws. There can be no assurance that any of the Funds will achieve their respective investment objectives. The Fund’s policies, investment strategies and practices are non-fundamental unless otherwise indicated.  The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Fund’s Prospectus.

EQUITY INVESTMENTS

Common Stock

Common stocks represent an equity (ownership) interest in a company.  This ownership interest generally gives an Underlying Fund the right to vote on issues affecting the company’s organization and operations.  Except for Underlying Funds that are non-diversified, such investments may be diversified over a cross-section of industries and individual companies.  Some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group.  Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings (“IPOs”) of companies offering high growth potential, or other corporations offering good potential for high growth in market value.  The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.

Other types of equity securities may also be purchased, such as preferred stock, convertible securities, or other securities that are exchangeable for shares of common stock.  Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation’s earnings.  Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate.  If interest rates rise, the fixed dividend on preferred stock may be less attractive, causing the price of preferred stock to decline.  Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.  Dividends on some preferred stock may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock.  Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.  The rights of preferred stock on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Convertible Securities

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, an Underlying Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed-rate of return than is available on common stock.  The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock).  The credit standing of the issuer and other factors may also affect the investment value of a convertible security.  The conversion value of a convertible security is determined by the market price of the underlying common stock.  If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value.  To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

The market value of convertible debt securities tends to vary inversely with the level of interest rates.   Security values decline as interest rates increase, and increase as interest rates decline.  Although under normal market conditions longer term debt securities have greater yields than do shorter-term debt securities of similar quality, they are subject to greater price fluctuations.  A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security.  If a convertible security held by an Underlying Fund is called for redemption, the Underlying Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.  Rating requirements do not apply to convertible debt securities purchased by the Underlying Fund because the Underlying Funds purchase such securities for their equity characteristics.

Initial Public Offerings

IPOs occur when the company first offers securities to the public.  Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.

Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information.  As a result of this or other factors, the Underlying Funds’ sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Underlying Funds.  Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Underlying Funds’ shareholders.  In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Underlying Funds’ performance when the Underlying Funds’ asset bases are small.  Consequently, IPOs may constitute a significant portion of the Underlying Funds’ returns particularly when the Underlying Funds are small.  Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Underlying Funds’ assets as it increases in size and, therefore, have a more limited effect on the Underlying Funds’ performance.

There can be no assurance that IPOs will continue to be available for the Underlying Funds to purchase.  The number or quality of IPOs available for purchase by the Underlying Funds may vary, decrease or entirely disappear.  In some cases, the Underlying Funds may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Underlying Funds to realize a profit.

Synthetic Convertible Securities

“Synthetic” convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities.  For example, an Underlying Fund may purchase a non-convertible debt security and a warrant or option, which enables the Underlying Fund to have a convertible-like position with respect to a company, group of companies or stock index.  Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions.  Upon conversion, an Underlying Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security.  Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value.  Therefore, the market value of a synthetic convertible security is the sum of the values of its fixed-income component and its convertible component.  For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

FOREIGN AND EMERGING MARKET SECURITIES

American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts

American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”) or other similar securities represent securities of foreign issuers.  These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities.  EDRs are receipts issued by a European financial institution evidencing a similar arrangement.  Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.  GDRs are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories.  Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

Emerging Markets

Although the Underlying Funds will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions, and the adviser or sub-adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Underlying Funds on these investments. However, these foreign withholding taxes are not expected to have a significant impact on the Underlying Funds and any income earned by the Underlying Fund should be considered incidental. The risks of investing in foreign securities may be intensified for investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Eurodollar Convertible Securities

Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States.  Underlying Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange (“NYSE”) or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies.  The Underlying Funds may also invest up to 15% of their total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

Eurodollar and Yankee Dollar Instruments

Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe.  Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries.  Yankee Dollar instruments are U.S. dollar denominated bonds issued in the United States by foreign banks and corporations.  These investments involve risks that are different from investments in securities issued by U.S. issuers, and may carry the same risks as investing in foreign securities.

Foreign Bank Obligations

Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks.  In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks.  In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

Foreign Currency Exchange Transactions

Because the Underlying Funds that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Underlying Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Underlying Funds either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell foreign currencies.  A forward foreign currency exchange contract is an agreement to exchange one currency for another- for example, to exchange a certain amount of U.S. dollars for a certain amount of Korean Won at a future date.  Forward foreign currency exchange contracts are included in the group of instruments that can be characterized as derivatives.  Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Underlying Funds’ portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management’s need to protect the status of the Underlying Funds as  regulated investment companies under the Internal Revenue Code of 1986, as amended (“Code”).

Foreign Mortgage Related Securities

Foreign mortgage-related securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country.  These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others.  Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited).  The mechanics of these mortgage-related securities are generally the same as those issued in the United States.  However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

International Debt Securities

Certain of the Underlying Funds may invest in debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs consistent with each Underlying Fund’s policies.  These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities and zero-coupon securities.

In determining whether to invest in debt obligations of foreign issuers, an Underlying Fund would consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries’ financial markets, the interest rate climate of such countries and the relationship of such countries’ currency to the U.S. dollar.  These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.  Subsequent foreign currency losses may result in the Underlying Funds having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders.  An Underlying Fund’s portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.  Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative.  Although a portion of the Underlying Funds’ investment income may be received or realized in foreign currencies, the Underlying Funds would be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions.  Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers.  For example, foreign issuers are not required to use generally accepted accounting principles.  If foreign securities are not registered under the Securities Act of 1933 (“1933 Act”), the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended (“1934 Act”).  The values of foreign securities investments will be affected by incomplete or inaccurate information available to the adviser or sub-adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy.  In addition, it is generally more difficult to obtain court judgments outside the United States.

Securities of Foreign Issuers

Securities of foreign issuers traded outside of the United States have certain common characteristics and risks.  Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of an Underlying Fund is uninvested and no return is earned thereon.  The inability of the Underlying Funds to make intended security purchases due to settlement problems could cause the Underlying Funds to miss attractive investment opportunities.  Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Underlying Funds due to subsequent declines in value of the portfolio security or, if the Underlying Funds have entered into a contract to sell the security, could result in possible liability to the purchaser.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States.  A foreign government may impose exchange control regulations that may have an impact on currency exchange rates, and there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

Although the Underlying Funds will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the adviser or sub-adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes.  Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Underlying Funds on these investments. However, these foreign withholding taxes are not expected to have a significant impact on a fund with an investment objective of long-term capital appreciation because any income earned by the Underlying Fund should be considered incidental.

Restrictions on Foreign Investments. Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as an Underlying

Fund. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of an Underlying Fund that invests in such countries.  For example, an Underlying Fund may be required in certain countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of an Underlying Fund.  Re-registration may in some instances not be able to occur on timely basis, resulting in a delay during which an Underlying Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where an Underlying Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving an Underlying Fund of the ability to make its desired investment at that time.

Substantial limitations may exist in certain countries with respect to an Underlying Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. An Underlying Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to an Underlying Fund of any restrictions on investments. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Underlying Fund.

In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts each Underlying Funds’ investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. The provisions may restrict the Underlying Funds’ investments in certain foreign banks and other financial institutions.

Foreign Currency Risks.  Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the U.S. dollar value of foreign securities. In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign stock for a U.S. investor will be diminished. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities will be enhanced. Unfavorable changes in the relationship between the U.S. dollar and the relevant foreign currencies, therefore, will adversely affect the value of an Underlying Fund’s shares.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

Market Characteristics.  Settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States.  Foreign security trading practices, including those involving securities settlement where an Underlying Fund’s assets may be released prior to receipt of payment or securities, may expose the Underlying Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.  Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees.  The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States.  The value of an Underlying Fund’s positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

Legal and Regulatory Matters.  In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.

Taxes.  The interest payable on certain of the Underlying Funds’ foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Underlying Funds’ shareholders.  A shareholder otherwise subject to U.S. federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by an Underlying Fund.

Costs.  The expense ratios of an Underlying Fund that invests in foreign securities is likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher.  In considering whether to invest in the securities of a foreign company, the adviser or sub-adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the United States and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.  The extent to which an Underlying Fund will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time within the limitations described in the Underlying Fund’s prospectuses, depending on the adviser’s or sub-adviser’s assessment of prevailing market, economic, and other conditions.

Sovereign Debt Securities

Sovereign debt securities issued by governments of foreign countries.  The sovereign debt in which the Underlying Funds may invest may be rated below investment-grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities.  Brady Bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, Philippines, Poland, and Uruguay and may be issued by other emerging countries.

Supranational Agencies

Securities of supranational agencies are not considered government securities and are not supported directly or indirectly by the U.S. government.  Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Union, which is a 27-nation organization engaged in cooperative economic activities; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

FIXED-INCOME INVESTMENTS

Adjustable Rate Mortgage Securities

Adjustable rate mortgage securities (“ARMS”) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates.  Generally, ARMS have a specified maturity date and amortize principal over their life.  In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal.  However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

The amount of interest on ARMS is calculated by adding a specified amount, the “margin,” to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.  Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.

There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates.  Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates.  Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels.  Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by Federal National Mortgage Association (“FNMA”)), tend to lag changes in market rate levels and tend to be somewhat less volatile.

Asset-Backed Securities

Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a collateralized mortgage obligation structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, an Underlying Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and an Underlying Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above.  As new types of mortgage-backed securities are developed and offered to investors, investments in such new types of mortgage-backed securities may be considered for the Underlying Funds.

The non-mortgage-related asset-backed securities in which certain Underlying Funds may invest include, but are not limited to, interests in pools of receivables, such as credit card and accounts receivables and motor vehicle and other installment purchase obligations and leases. Interests in these pools are not backed by the U.S. government and may or may not be secured.

The credit characteristics of asset-backed securities differs in a number of respects from those of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities.

Banking Industry Obligations

Banking industry obligations include certificates of deposit, bankers’ acceptances, and fixed time deposits.  The Underlying Funds will not invest in obligations issued by a bank unless (i) the bank is a U.S. bank and a member of the FDIC; and (ii) the bank has total assets of at least $1 billion (U.S.) or, if not, Underlying Fund’s investment is limited to the FDIC-insured amount of $100,000.

Bank Certificates of Deposit, Bankers’ Acceptances and Fixed-Time Deposits.  Certain Underlying Funds may acquire certificates of deposit, bankers’ acceptances and fixed-time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Underlying Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

An Underlying Fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers.    Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.  Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that an Underlying Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their prospectuses, certain Underlying Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Fixed-time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations.  Certain Underlying Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations.  Certain Underlying Funds may invest a portion of their assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, the Underlying Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “AA” or higher by Standard & Poor’s Ratings Services (“S&P”) or “Aa” or higher by Moody’s Investors Service, Inc. (“Moody’s”) or a comparable rating agency.

Corporate Debt Securities

Corporate debt securities include investment-grade corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security.  The market value of a corporate debt security will generally increase when interest rates decline, and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Investments in corporate debt securities that are rated below investment-grade are described in “High-Yield Securities” below.

Debt obligations that are deemed investment-grade carry a rating of at least Baa from Moody’s or BBB from S&P, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the adviser or sub-adviser to be of comparable quality. Bonds rated Baa or BBB have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.

Credit-Linked Notes

A credit-linked note (“CLN”) is generally issued by one party with a credit option, or risk, linked to a second party.  The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or an Underlying Fund in this case.  The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities.  Because of its high ratings, a CLN may be purchased for an Underlying Fund.  The CLN’s price or coupon is linked to the performance of the reference asset of the second party.  Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity.  The cash flows are dependent on specified credit-related events.  Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate.  The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments.  In return for these risks, the CLN holder receives a higher yield.  As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced).  An Underlying Fund cannot assure that it can implement a successful strategy regarding this type of investment.

Floating or Variable Rate Instruments

Floating or variable rate bonds normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest.  Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks.  Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.).  An Underlying Fund would anticipate using these bonds as cash equivalents, pending longer term investment of its funds.  Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by an Underlying Fund.  These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since an Underlying Fund may retain the bond if interest rates decline.  By acquiring these kinds of bonds, an Underlying Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

Government National Mortgage Association Certificates

Certificates issued by the Government National Mortgage Association (“GNMA”) (“GNMA Certificates”) evidence an undivided interest in a pool of mortgage loans.  GNMA Certificates differ from bonds, in that principal is paid back monthly as payments of principal, including prepayments, on the mortgages in the underlying pool are passed through to holders of GNMA Certificates representing interests in the pool, rather than returned in a lump sum at maturity.  The GNMA Certificates that the Underlying Funds may purchase are the “modified pass-through” type.

GNMA Guarantee.  The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration (“FHA”) or the Farmers’ Home Administration (“FMHA”) or guaranteed by the Veterans Administration (“VA”).  GNMA is also empowered to borrow without limitation from the U.S. Treasury, if necessary, to make payments required under its guarantee.

Life of GNMA Certificates.  The average life of a GNMA Certificate is likely to be substantially less than the stated maturity of the mortgages underlying the securities.  Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool.  Foreclosures impose no risk of loss of the principal balance of a GNMA Certificate, because of the GNMA guarantee, but foreclosure may impact the yield to shareholders because of the need to reinvest proceeds of foreclosure.  As prepayment rates of individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates.  However, statistics published by the FHA indicate that the average life of single family dwelling mortgages with 25 to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years.  Prepayments are likely to increase in periods of falling interest rates. It is customary to treat GNMA Certificates as 30-year mortgage-backed securities that prepay fully in the twelfth year.

Yield Characteristics of GNMA Certificates.  The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the certificates, by the amount of the fees paid to GNMA and the issuer.  The coupon rate by itself, however, does not indicate the yield that will be earned on GNMA Certificates.  First, GNMA Certificates may be issued at a premium or discount rather than at par, and, after issuance, GNMA Certificates may trade in the secondary market at a premium or discount.  Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned.  Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it.  For example, if interest rates decline, prepayments may occur faster than had been originally projected and the yield to maturity and the investment income of the Underlying Fund would be reduced.

High-Yield Securities

High-yield securities are debt securities that are rated lower than “Baa” by Moody’s or “BBB” by S&P, or of comparable quality if unrated.

High-yield securities often are referred to as “junk bonds” and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing.  Investments in high-yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk.

High-yield securities are not considered to be investment-grade. They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities.  Fluctuations in value do not affect the cash income from the securities, but are reflected in an Underlying Fund’s net asset value

(“NAV”).  The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.

The yields earned on high-yield securities generally are related to the quality ratings assigned by recognized rating agencies.

Certain securities held by an Underlying Fund may permit the issuer at its option to call, or redeem, its securities.  If an issuer were to redeem securities held by an Underlying Fund during a time of declining interest rates, the Underlying Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The medium- to lower-rated and unrated securities in which the Underlying Funds invest tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them.  These risks include:

High-Yield Bond Market.  A severe economic downturn or increase in interest rates might increase defaults in high-yield securities issued by highly leveraged companies.  An increase in the number of defaults could adversely affect the value of all outstanding high-yield securities, thus disrupting the market for such securities.

Sensitivity to interest rate and economic changes.  High-yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are U.S. Treasury or investment-grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of high-yield debt bonds tend not to fall as much as U.S. Treasury or investment-grade corporate bonds.  Conversely, when interest rates fall, high-yield bonds tend to underperform U.S. Treasury and investment-grade corporate bonds because high-yield bond prices tend not to rise as much as the prices of these bonds.

The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high-yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high-yield securities could also be at greater risk because high-yield securities are generally unsecured and subordinate to senior debt holders and secured creditors.  If the issuer of a high-yield security owned by the Underlying Funds defaults, the Underlying Funds may incur additional expenses to seek recovery.  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield securities and the Underlying Funds’ NAV.  Furthermore, in the case of high-yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay in cash.

Payment Expectations.  High-yield securities present risks based on payment expectations.  For example, high-yield securities may contain redemption or call provisions.  If an issuer exercises these provisions in a declining interest rate market, the Underlying Funds may have to replace the security with a lower yielding security, resulting in a decreased return for investors.  Also, the value of high-yield securities may decrease in a rising interest rate market.  In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high-yield securities than in the case of investment-grade bonds.

Liquidity and Valuation Risks.  Lower-rated bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market.  Purchasers of high-yield securities tend to be institutions, rather than individuals, a factor that further limits the secondary market.  To the extent that no established retail secondary market exists, many high-yield securities may not be as liquid as U.S. Treasury and investment-grade bonds.  The ability of an Underlying Fund’s Board to value or sell high-yield securities will be adversely affected to the extent that such securities are thinly-traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield securities more than other securities, especially in a thinly-traded market.  To the extent the Underlying Funds own illiquid or restricted high-yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.  At times of less liquidity, it may be more difficult to value high-yield securities because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.

Taxation.  Special tax considerations are associated with investing in high-yield securities structured as zero-coupon or pay-in-kind securities.  The Underlying Funds report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.

Limitations of Credit Ratings.   The credit ratings assigned to high-yield securities may not accurately reflect the true risks of an investment.  Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high-yield securities.  In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security’s market value.  Although the ratings of recognized rating services such as Moody’s and S&P are considered, the adviser or sub-adviser primarily relies on its own credit analysis, which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings.  Thus, the achievement of the Underlying Funds’ investment objective may be more dependent on the adviser’s or sub-adviser’s own credit analysis than might be the case for a fund which invests in higher quality bonds.  The adviser or sub-adviser, where applicable, continually monitors the investments in the Underlying Funds’ portfolio and carefully evaluates whether to dispose of or retain high-yield securities whose credit ratings have changed.  The Underlying Funds may retain a security whose rating has been changed.

Interest/Principal Only Stripped Mortgage-Backed Securities

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other classes will receive primarily interest and only a small portion of the principal.  In the most extreme case, one class will receive all of the interest (the Interest-Only or “IO” class), while the other class will receive all of the principal (the Principal-Only or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security’s yield to maturity.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, an Underlying Fund may fail to recoup fully its initial investment in these securities. The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid is made by the adviser or a sub-adviser under guidelines and standards established by an Underlying Fund’s Board.  Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of NAV per share.

Risks of Investing in Mortgage-Related Securities.   Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed-income securities tend to rise.  However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates.  The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities.  In addition, the value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities owned by an Underlying Fund.  Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy.  For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation’s money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages.  Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.  Further, SMBS are likely to experience greater price volatility than other types of mortgage securities.  The yield to maturity on the interest only class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) on the underlying mortgage assets.  Similarly, the yield to maturity on collateralized mortgage obligation (“CMO”) residuals is extremely sensitive to prepayments on the related underlying mortgage assets.  In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made.  An Underlying Fund could fail to fully recover its initial investment in a CMO residual or a SMBS.

Mortgage-Related Securities

Mortgage-related securities include U.S. government agency mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, including the GNMA, FNMA and the Federal Home Loan Mortgage Corporagtion (“FHLMC”).  These instruments might be considered derivatives.  The primary risks associated with these instruments is the risk that their value will change with changes in interest rates and prepayment risk.  (See  “U.S. Government Securities” below.)

One type of mortgage-related security includes certificates that represent pools of mortgage loans assembled for sale to investors by various governmental and private organizations.  These securities provide a monthly payment, which consists of both an interest and a principal payment that is in effect a “pass-through” of the monthly payment made by each individual borrower on his or her residential mortgage loan, net of any fees paid to the issuer or guarantor of such securities.  Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs that may be incurred.

“Pass-through” certificates, such as those issued by GNMA, entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment.  A major governmental guarantor of pass-through certificates is GNMA.  GNMA guarantees, with the full faith and credit of the U.S. government, the timely payments of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers).  Certificates issued by GNMA are backed by pools of FHA-insured or VA-guaranteed mortgages.  Other governmental guarantors include FNMA and FHLMC (though these certificates are not backed by the full faith and credit of the U.S. government).  FNMA purchases residential mortgages from a list of approved seller/services that include state and federally chartered savings and loan associations, mutual saving banks, commercial banks, credit unions and mortgage bankers.

The prices of high coupon U.S. government agency mortgage-backed securities do not tend to rise as rapidly as those of traditional fixed-rate securities at times when interest rates are decreasing, and tend to decline more slowly at times when interest rates are increasing.

Certain Underlying Funds may also purchase mortgage-backed securities issued by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers that also create pass-through pools of conventional residential mortgage loans.  In addition, such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the pass-through certificates.  Pools created by such non-governmental issuers generally offer a higher rate of return than governmental pools because there are no direct or indirect governmental guarantees of payments in the former pools.  However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance.  The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers.

It is expected that governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above.  As new types of pass-through securities are developed and offered to investors, the adviser or sub-adviser may, consistent with the Underlying Funds’ investment objectives, policies and restrictions, consider making investments in such new types of securities.

Other types of mortgage-related securities in which the Underlying Funds may invest include debt securities that are secured, directly or indirectly, by mortgages on commercial real estate or residential rental properties, or by first liens on residential manufactured homes (as defined in section 603(6) of the National Manufactured Housing Construction and Safety Standards Act of 1974), whether such manufactured homes are considered real or personal property under the laws of the states in which they are located.  Securities in this investment category include, among others, standard mortgage-backed bonds and newer CMOs.  Mortgage-backed bonds are secured by pools of mortgages, but unlike pass-through securities, payments to bondholders are not determined by payments on the mortgages.  The bonds consist of a single class, with interest payable periodically and principal payable on the stated date of maturity.  CMOs have characteristics of both pass-through securities and mortgage-backed bonds.  CMOs are secured by pools of mortgages, typically in the form of “guaranteed” pass-through certificates such as GNMA, FNMA, or FHLMC securities.  The payments on the collateral securities determine the payments to bondholders, but there is not a direct “pass-through” of payments.  CMOs are structured into multiple classes, each bearing a different date of maturity.  Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class.  Investors holding the longest maturity class receive principal only after the shorter maturity classes have been retired.

CMOs are issued by entities that operate under order of the SEC exempting such issuers from the provisions of the 1940 Act.  Until recently, the staff of the SEC had taken the position that such issuers were investment companies and that, accordingly, an investment by an investment company (such as the Underlying Funds) in the securities of such issuers was subject to the limitations imposed by Section 12 of the 1940 Act.  However, in reliance on SEC staff interpretations, certain Underlying Funds may invest in securities issued by certain “exempted issuers” without regard to the limitations of Section 12 of the 1940 Act.  In its interpretation, the SEC staff defined “exempted issuers” as unmanaged, fixed asset issuers that: (a) invest primarily in mortgage-backed securities; (b) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act; (c) operate under the general exemptive orders exempting them from all provisions of the 1940 Act; and (d) are not registered or regulated under the 1940 Act as investment companies.

Municipal Securities

Municipal securities are debt obligations issued by state and local governments, territories and possessions of the United States, regional government authorities, and their agencies and instrumentalities (“municipal securities”).  Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

In general, “municipal securities” debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works.  Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.

The two principal classifications of municipal securities are “general obligation” securities and “revenue” securities.  General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest.  Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments.  Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax.  Revenue bonds are issued to finance a wide variety of capital projects including:  electric, gas, water and sewer systems; highways, bridges, and tunnels; port, and airport facilities; colleges and universities; and hospitals.  Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer’s obligations.  Housing finance authorities have a wide range of security including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects.  Some authorities are provided further security in the form of a state’s assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

Insured municipal debt may also be purchased, in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company.  The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Underlying Funds.

Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978.  In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes.  Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Industrial Development and Pollution Control Bonds.  These are revenue bonds and generally are not payable from the unrestricted revenues of an issuer.  They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes and pollution control.  Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Municipal Lease Obligations.  These are lease obligations or installment purchase contract obligations of municipal authorities or entities (“municipal lease obligations”).  Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation.  An Underlying Fund may also purchase “certificates of participation,” which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority.  However, certain lease obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year.  Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult.  In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

The Underlying Funds will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the adviser or sub-adviser to be critical to the lessee’s ability to deliver essential services; and (4) contain legal features which the adviser or sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Subordinated Mortgage Securities

Subordinated mortgage securities have certain characteristics and certain associated risks.  In general, the subordinated mortgage securities in which an Underlying Fund may invest consists of a series of certificates issued in multiple classes with a stated maturity or final distribution date.  One or more classes of each series may be entitled to receive distributions allocable only to principal, principal payments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates.  The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated.  Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates.  Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount.  All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders.  Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated.  The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise.  Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted.  For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security.  The primary credit risk to the Underlying Funds by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages.  The Underlying Funds would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

An Underlying Fund’s adviser or sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities.  An Underlying Fund’s adviser or sub-adviser has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities.  Each pool purchase is reviewed against the guidelines.  An Underlying Fund seeks opportunities to acquire subordinated residential mortgage securities where, in the view of the adviser or sub-adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments.  An Underlying Fund’s adviser or sub-adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

U.S. Government Securities

Investments in U.S. government securities include instruments issued by the U.S. Treasury, such as bills, notes and bonds.  These instruments are direct obligations of the U.S. government and, as such, are backed by the full faith and credit of the United States.  They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.  In addition, U.S. government securities include securities issued by instrumentalities of the U.S. government, such as the GNMA, which are also backed by the full faith and credit of the United States.  Also included in the category of U.S. government securities are instruments issued by instrumentalities established or sponsored by the U.S. government, such as the Student Loan Marketing Association, the FNMA and the FHLMC.  While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.  Certain Underlying Funds will invest in securities of such agencies or instrumentalities only when the adviser or sub-adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

In September 2008, FNMA and FHLMC were each placed into conservatorship by the U.S. government under the authority of the Fedreal Housing Finance Agency (“FHFA”), an agency of the U.S. government, with a stated purpose to preserve and conserve FNMA’s and FHLMC’s assets and property and to put FNMA and FHLMC in a sound and solvent condition.  In addition, the U.S. Treasury also announced the following additional steps that it intended to take with respect to FNMA an FHLMC: (i) a commitment of indefinite durantion to maintain the positive net worth of FNMA and FHLMC in exchange for senior preferred stock and warrants for common stock of the entities; (ii) the establishment of a new secured lending credit facility that is available to FNMA and FHLMC until December 2009; and (iii) a temporary program to purchase FNMA and FHLMC mortgage-backed securities, which is expected to continue until December 2009.  No assurance can be given that the purposes of the conservatorship under the authority of FHFA will be met or that the U.S. Treasury iniatives discussed above will be successful.

Zero-Coupon and Pay-In-Kind Securities

The Underlying Funds may invest in zero-coupon securities.  Zero-coupon, or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the “cash payment date”) and therefore are issued and traded at a discount from their face amounts or par value.  The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.  The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches.  The market prices of zero-coupon and delayed interest securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero-coupon securities having similar maturities and credit quality.  Current federal income tax law requires holders of zero-coupon securities to report as interest income each year the portion of the original issue discount on such securities (other than tax-exempt original issue discount from a zero-coupon security) that accrues that year, even though the holders receive no cash payments of interest during the year.

The Underlying Funds may also invest in pay-in-kind securities.  Pay-in-kind securities are securities that pay interest or dividends through the issuance of additional securities.  An Underlying Fund will be required to report as income annual inclusions of original issue discount over the life of such securities as if it were paid on a current basis, although no cash interest or dividend payments are received by the Underlying Funds until the cash payment date or the securities mature.  Under certain circumstances, the Underlying Funds could also be required to include accrued market discount or capital gain with respect to its pay-in-kind securities.

The risks associated with lower rated debt securities apply to these securities.  Zero-coupon and pay-in-kind securities are also subject to the risk that in the event of a default, the Underlying Fund may realize no return on its investment, because these securities do not pay cash interest.

OTHER INVESTMENTS

Derivatives

The Fund and/or certain Underlying Funds may invest in derivatives.  Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets.  Types of derivatives include options, futures contracts, options on futures and forward contracts.  Derivative instruments may be used for a variety of reasons including to enhance return, to hedge certain market risks, or provide a substitute for purchasing or selling particular securities.  Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund and/or an Underlying Fund to invest than “traditional” securities would.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole.  Derivatives permit the Fund and/or an Underlying Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund and/or an Underlying Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.  Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives.  This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency in order to reduce overall credit risk.  As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange.  By contrast, no clearing agency guarantees over-the-counter derivatives.  Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default.  Accordingly, the Fund and/or the Underlying Funds will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as they would review the credit quality of a security to be purchased by the Fund and/or an Underlying Fund.  Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

The value of some derivative instruments in which the Fund and/or an Underlying Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund and/or the Underlying Funds, the ability of the Fund and/or the Underlying Funds to successfully utilize these instruments may depend in part upon the ability of the Fund’s and/or an Underlying Fund’s adviser or sub-adviser to forecast interest rates and other economic factors correctly.  If the adviser or sub-adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund and/or the Underlying Funds could be exposed to the risk of loss.

The Fund and/or an Underlying Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed.  If the Fund’s and/or an Underlying Fund’s adviser or sub-adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the Fund and/or an Underlying Fund, the Fund and/or the Underlying Fund might have been in a better position if it had not entered into the transaction at all.  Also, suitable derivative transactions may not be available in all circumstances.  The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments.  While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund and/or the Underlying Funds to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund and/or the Underlying Funds are required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund and/or the Underlying Funds to close out or to liquidate its derivatives positions.  In addition, the Fund and/or the Underlying Funds’ use of such instruments may cause the Fund and/or the Underlying Funds to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

Exchange-Traded Funds

Exchange-Traded Funds (“ETFs”) are investment companies whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are on exchanges and traded similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF’s underlying securities. Additionally, if the Underlying Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Underlying Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, when an Underlying Fund invests in ETFs, shareholders of the Underlying Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Exchange-Traded Options

Exchange-traded options generally have a continuous liquid market while Over-the-Counter (“OTC”) Options  may not. Consequently, the Fund and/or an Underlying Fund can realize the value of an OTC Option it has purchased only by exercising or reselling the option to the issuing dealer.  Similarly, when the Fund and/or an Underlying Fund writes an OTC Option, the Fund and/or the Underlying Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer.  While the Fund and/or the Underlying Funds seek to enter into OTC Options only with dealers who will agree to and can enter into closing transactions with the Fund and/or an Underlying Fund, no assurance exists that the Fund and/or an Underlying Fund will at any time be able to liquidate an OTC Option at a favorable price at any time prior to expiration. Unless the Fund and/or an Underlying Fund, as a covered OTC/call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised.  In the event of insolvency of the other party, the Fund and/or an Underlying Fund may be unable to liquidate an OTC Option.  With respect to options written by the Fund and/or an Underlying Fund, the inability to enter into a closing transaction may result in material losses to the Fund and/or an Underlying Fund.  For example, because the Fund and/or an Underlying Fund must maintain a secured position with respect to any call option on a security it writes, the Fund and/or the Underlying Fund may not sell the assets that it has segregated to secure the position while it is obligated under the option.  This requirement may impair the Fund and/or the Underlying Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

Financial Futures Contracts and Related Options

Financial futures contracts and related options may be used to hedge against changes in the market value of portfolio securities or securities intended to be purchased.  An Underlying Fund could purchase a financial futures contract (such as an interest rate futures contract or securities index futures contract) to protect against a decline in the value of its portfolio or to gain exposure to securities which Underlying Fund otherwise wishes to purchase.  Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position.  There are two types of hedges - long (or buying) and short (or selling) hedges.  Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market.  Thus, a decline in the market value of securities in the Underlying Fund’s portfolio may be protected against to a considerable extent by gains realized on futures contracts sales.  Similarly, it is possible to protect against an increase in the market price of securities that the Underlying Funds may wish to purchase in the future by purchasing futures contracts.

Financial futures contracts, which are traded on a recognized exchange or board of trade, may be used.  Financial futures contracts consist of interest rate futures contracts and securities index futures contracts.  A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates.  Securities index futures contracts are currently traded with respect to the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) and such other broad-based stock market indices as the NYSE Composite Stock Index and the Value Line Composite Stock Price Index.  A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.

An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A stock index assigns relative values to the common stock included in the index, and the index fluctuates with changes in the market values of the common stock so included. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and short position if the option is a put) at a specified exercise price at any time during the period of the option.

In contrast to the situation when an Underlying Fund purchases or sells a security, no security is delivered or received by Underlying Fund upon the purchase or sale of a financial futures contract.  Initially, the Underlying Fund will be required to segregate with its custodian bank an amount of cash and/or liquid assets.  This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount.  Brokers may establish deposit requirements higher than this minimum.  Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates.  This process is known as marking to market.  At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U.S. government securities or other appropriate high-grade securities equal to the market value of the futures contract minus the Underlying Fund’s initial margin deposit with respect thereto will be segregated with the Underlying Fund’s custodian bank to collateralize fully the position and thereby ensure that it is not leveraged.  The extent to which the Underlying Fund may enter into financial futures contracts and related options may also be limited by the requirements of the Code for qualification as a regulated investment company.

The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts.  Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s margin account.  This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.  Closing out is accomplished by effecting an offsetting transaction.  A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain.  If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss.  Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date.  If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

The Underlying Funds will pay commissions on financial futures contracts and related options transactions.  These commissions may be higher than those that would apply to purchases and sales of securities directly.

Limitations and Risks on Futures Contracts and Related Options.  The purchase of options involves certain risks. If a put option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the Underlying Fund will lose its entire investment in the option. Also, where a put option is purchased to hedge against price movements in a particular security, the price of the put option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, an Underlying Fund may be unable to close out a position.  Positions in futures contracts and related options may be closed out only on an exchange that provides a secondary market for such contracts or options.  An Underlying Fund will enter into an option or futures position only if there appears to be a liquid secondary market.  However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time.  Thus, it may not be possible to close out a futures or related option position.  In the case of a futures position, in the event of adverse price movements, the Underlying Fund would continue to be required to make daily margin payments.  In this situation, if the Underlying Fund has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so.  In addition, the Underlying Fund may be required to take or make delivery of the securities underlying the futures contracts it holds.  The inability to close out futures positions also could have an adverse impact on the Underlying Fund’s ability to hedge its portfolio effectively.

There are several risks in connection with the use of futures contracts as a hedging device.  While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger’s opportunity to benefit from a favorable market movement.  In addition, investing in futures contracts and options on futures contracts will cause the Underlying Funds to incur additional brokerage commissions and may cause an increase in the Underlying Funds’ portfolio turnover rate.  The successful use of futures contracts and related options also depends on the ability of the adviser or sub-adviser to forecast correctly the direction and extent of market movements within a given time frame.  To the extent market prices remain stable during the period a futures contract or option is held by an Underlying Fund or such prices move in a direction opposite to that anticipated, the Underlying Fund may realize a loss on the hedging transaction that is not offset by an increase in the value of its portfolio securities.  As a result, the return of the Underlying Fund for the period may be less than if it had not engaged in the hedging transaction.

The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities that are being hedged.  If the price of the futures contract moves more or less than the price of the securities being hedged, an Underlying Fund will experience a gain or loss that will not be completely offset by movements in the price of the securities.  It is possible that, where an

Underlying Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Underlying Funds’ portfolio may decline.  If this occurred, the Underlying Fund would lose money on the futures contract and would also experience a decline in value in its portfolio securities.  Where futures are purchased to hedge against a possible increase in the prices of securities before the Underlying Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Underlying Fund then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Underlying Fund will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements.  In such a case, distortions in the normal relationship between the cash and futures markets could result.  Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market.  In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions.  Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful transaction.

Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for an Underlying Fund because the maximum amount at risk is the premium paid for the options plus transaction costs.  However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to an Underlying Fund while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

Foreign Currency Futures Contracts

Foreign currency future contracts may be used for hedging purposes.  A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.  A public market exists in futures contracts covering several foreign currencies, including the Australian dollar, the Canadian dollar, the British Pound, the Japanese Yen, the Swiss Franc, and certain multinational currencies such as the European Euro.  Other foreign currency futures contracts are likely to be developed and traded in the future.

Foreign Currency Options

A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires.  The Fund and/or the Underlying Funds use foreign currency options separately or in combination to control currency volatility.  Among the strategies employed to control currency volatility is an option collar.  An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or “strike”) prices.  Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price.  Foreign currency options are derivative securities.  Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of the Fund and/or the Underlying Funds to reduce foreign currency risk using such options.

Similar to other kinds of option transactions, writing options on foreign currency options constitutes only a partial hedge up to the amount of the premium received.  The Fund and/or the Underlying Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.  The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund’s and/or an Underlying Fund’s position, the Fund and/or the Underlying Fund may forfeit the entire amount of the premium plus related transaction costs.

Forward Currency Contracts

Forward currency contracts are entered into in anticipation of changes in currency exchange rates.  A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase.  Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell.  Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

Futures Contracts and Options on Futures Contracts

A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date.  These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity.  An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

The Fund and/or certain Underlying Funds may invest in futures contracts and options thereon (“futures options”) including such contracts or options with respect to, but not limited to, interest rates, commodities, and security or commodity indices.  To the extent that the Fund and/or an Underlying Fund may invest in foreign currency-denominated securities, it may also invest in foreign currency futures contracts and options thereon.

An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time.  A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.  Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.  A public market exists in futures contracts covering a number of indices as well as financial instruments and foreign currencies including:  the S&P 500® Index; the S&P MidCap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; and certain multinational currencies, such as the Euro.  It is expected that other futures contracts will be developed and traded in the future.

The Fund and/or certain Underlying Funds may purchase and write call and put futures options, as specified for the Fund and/or those Underlying Funds in this SAI or the Prospectuses.  Futures options possess many of the same characteristics as options on securities and indices (discussed above).  A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option.  Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position.  In the case of a put option, the opposite is true.

Certain Underlying Funds intend generally to limit their use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice.  For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Underlying Fund’s securities or the price of the securities, which the Underlying Fund intends to purchase.  An Underlying Fund’s hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates.  Although other techniques could be used to reduce an Underlying Fund’s exposure to interest rate fluctuations, the Underlying Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

Certain Underlying Funds will only enter into futures contracts and futures options, which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by an Underlying Fund, the Underlying Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board (“initial margin”).  The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract.  Margin requirements on foreign exchanges may be different than U.S. exchanges.  The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied.  The Underlying Fund expects to earn interest income on its initial margin deposits.  A futures contract held by the Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded.  Each day, the Underlying Fund pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract.  This process is known as “marking to market.”  Variation margin does not represent a borrowing or loan by Underlying Fund but is instead a settlement between Underlying Fund and the broker of the amount one would owe the other if the futures contract expired.  In computing daily NAV, each Fund will mark-to-market its open futures positions.

Certain Underlying Funds are also required to deposit and maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by Underlying Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month).  Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date.  If an offsetting purchase price is less than the original sale price, an Underlying Fund realizes a capital gain, or if it is more, the Underlying Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, Underlying Fund realizes a capital gain, or if it is less, the Underlying Fund realizes a capital loss.  The transaction costs must also be included in these calculations.

A covered straddle consists of a call and a put written on the same underlying futures contract.  A straddle will be covered when sufficient assets are deposited to meet the Underlying Fund’s immediate obligations.  An Underlying Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  In such cases, an Underlying Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Limitations on Use of Futures and Futures Options.  In general, an Underlying Fund intends to enter into positions in futures contracts and related options only for “bona fide hedging” purposes.  When purchasing a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract.  Alternatively, an Underlying Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Underlying Fund.

When purchasing a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract.  Alternatively, an Underlying Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Underlying Fund.

When selling a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, that are equal to the market value of the instruments underlying the contract.  Alternatively, an Underlying Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting Underlying Fund to purchase the same futures contract at a price no higher than the price of the contract written by an Underlying Fund (or at a higher price if the difference is maintained in liquid assets with the Underlying Fund’s custodian).

When selling a call option on a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, that equal the purchase price of the futures contract, less any margin on deposit.  Alternatively, an Underlying Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by an Underlying Fund.

When selling a put option on a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, that equal the purchase price of the futures contract, less any margin on deposit.  Alternatively, an Underlying Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Underlying Fund.

To the extent that securities with maturities greater than one year are used to segregate assets to cover an Underlying Fund’s obligations under the futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Underlying Fund’s portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so.  However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on an Underlying Fund’s portfolio securities.  Thus, the use of a longer-term security may require an Underlying Fund to hold offsetting short-term securities to balance the Underlying Fund’s portfolio such that the Underlying Fund’s duration does not exceed the maximum permitted for an Underlying Fund in the prospectuses.

The requirements for qualification as a regulated investment company also may limit the extent to which Underlying Fund may enter into futures, futures options or forward contracts.

Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques.  A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.  There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in an Underlying Fund’s securities being hedged.  In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.  The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers.  A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Future exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session.  Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit.  The daily limit governs only price movements during a particular trading day and therefore does not limit potential loses because the limit may work to prevent the liquidation of unfavorable positions.  For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holder of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures or a futures option position, and that an Underlying Fund would remain obligated to meet margin requirements until the position is closed.  In addition, many of the contracts discussed above are relatively new instruments without a significant trading history.  As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options Thereon.  Options on securities, futures contracts and options on currencies may be traded on foreign exchanges.  Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities.  The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in an Underlying Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

Holding Company Depositary Receipts

Holding Company Depositary Receipts (“HOLDRs”)  are trust-issued receipts that represent an Underlying Fund’s beneficial ownership of a specific group of stock. HOLDRs involve risks similar to the risks of investing in common stock. For example, an Underlying Fund’s investments will decline in value if the underlying stock decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

Index-, Currency-, and Equity-Linked Securities

Index-linked or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity.  Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500® Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas.  They may also invest in equity-linked and currency-linked debt securities.  At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity.  Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies.  Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index- and currency-linked securities are derivative instruments, which may entail substantial risks.  Such instruments may be subject to significant price volatility.  The company issuing the instrument may fail to pay the amount due on maturity.  The underlying investment or security may not perform as expected by the adviser or sub-adviser.  Markets, underlying securities and indices may move in a direction that was not anticipated by the adviser or sub-adviser.  Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad.  Certain derivative instruments may be illiquid.  (See “Restricted and Illiquid Securities” below.)

Loan Participation and Assignments

An Underlying Fund’s investment in loan participations typically will result in the Underlying Fund having a contractual relationship only with the lender and not with the borrower.  The Underlying Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower.  In connection with purchasing participation, the Underlying Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and the Underlying Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation.  As a result, the Underlying Fund may be subject to the credit risk of both the borrower and the lender that is selling the participation.  In the event of the insolvency of the lender selling a participation, the Underlying Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When the Underlying Fund purchases a loan assignment from lenders, it will acquire direct rights against the borrowers on the loan.  Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Underlying Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning lender.  Because there is no liquid market for such securities, the Underlying Fund anticipates that such securities could be sold only to a limited number of institutional investors.  The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Underlying Fund’s ability to dispose of particular assignments or participation when necessary to meet redemption of Underlying Fund shares, to meet the Underlying Fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.  The lack of a liquid secondary market for assignments and participation also may make it more difficult for the Underlying Fund to value these securities for purposes of calculating its NAV.

Options on Securities and Indices

The Fund and/or certain Underlying Funds may, to the extent specified herein or in the Prospectuses, purchase and sell both put and call options on fixed-income or other securities or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option.  The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security.  Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.  (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

Certain Underlying Funds will write call options and put options only if they are “covered.” The Fund may write uncovered calls.  In the case of a call option on a security, the option is “covered” if an Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, in such amount are segregated by its custodian) upon conversion or exchange of other securities held by the Underlying Funds.  For a call option on an index, the option is covered if an Underlying Fund maintains with its custodian assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, in an amount equal to the contract value of the index.  A call option is also covered if an Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Underlying Funds in segregated assets determined to be liquid by an Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board.  A put option on a security or an index is “covered” if the Underlying Fund segregates assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, equal to the exercise price.  A put option is also covered if an Underlying Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written; or (ii) less than the exercise price of the put written, provided the difference is maintained by the Underlying Fund in segregated assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board.

If an option expires unexercised, the Underlying Fund realizes a capital gain equal to the premium received at the time the option was written.  If an option purchased by an Underlying Fund expires unexercised, the Underlying Fund realizes a capital loss equal to the premium paid.  Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration).  There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Underlying Funds desire.

The Fund and/or an Underlying Fund may well sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold.  Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.  The Fund and/or the Underlying Funds will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option or, if it is more, the Fund and/or the Underlying Fund will realize a capital loss.  If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund and/or the Underlying Funds will realize a capital gain or, if it is less, the Fund and/or the Underlying Funds will realize a capital loss.  The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Fund and/or the Underlying Funds is an asset of the Fund and/or the Underlying Funds.  The premium received for an option written by the Fund and/or the Underlying Funds is recorded as a deferred credit.  The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available at the mean between the last bid and asked prices.

The Fund and/or certain Underlying Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security.  A straddle will be covered when sufficient assets are deposited to meet the Fund and/or an Underlying Fund’s immediate obligations.  The Fund and/or the Underlying Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  In such cases, the Fund and/or the Underlying Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Risks Associated with Options on Securities and Indices. There are several risks associated with transactions in options on securities and on indices.  For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.  A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.  If a put or call option purchased by the Fund and/or the Underlying Funds is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund and/or the Underlying Funds will lose its entire investment in the option.  Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when the Fund and/or the Underlying Funds seek to close out an option position.  If the Fund and/or the Underlying Funds were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.  If the Fund and/or the Underlying Funds were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.  As the writer of a covered call option, the Fund and/or the Underlying Funds forgo, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by the Fund and/or the Underlying Funds, the Fund and/or the Underlying Funds would not be able to close out the option.  If restrictions on exercise were imposed, the Fund and/or the Underlying Funds might be unable to exercise an option it has purchased.  Except to the extent that a call option on an index written by the Fund and/or the Underlying Funds is covered by an option on the same index purchased by the Fund and/or Underlying Funds, movements in the index may result in a loss to the Fund and/or the Underlying Funds.  However, such losses may be mitigated by changes in the value of the Fund’s and/or the Underlying Fund’s securities during the period the option was outstanding.

Other Investment Companies

An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them.  Examples include face-amount certificate companies, unit investment trusts and management companies.  When an Underlying Fund invests in other investment companies, shareholders of the Underlying Fund bear their proportionate share of the underlying investment companies’ fees and expenses.

Over-the-Counter Options

OTC Options and the assets used as cover for written OTC Options are illiquid securities.  In connection with these special arrangements, the Fund and/or the Underlying Fund intends to establish standards for the creditworthiness of the dealers with which it may enter into OTC Option contracts and those standards, as modified from time to time, will be implemented and monitored by the Fund’s and/or the Underlying Fund’s adviser or sub-adviser.  Under these special arrangements, the Fund and/or the Underlying Fund will enter into contracts with dealers that provide that the Fund and/or the Underlying Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but that in no event will exceed a price determined pursuant to a formula contained in the contract.  Although the specific details of the formula may vary between contracts with different dealers, the formula will generally be based on a multiple of the premium received by the Fund and/or the Underlying Fund for writing the option, plus the amount, if any, by which the option is “in-the-money.”  The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written “out-of-the-money.”  “Strike price” refers to the price at which an option will be exercised.  “Cover assets” refers to the amount of cash or liquid assets that must be segregated to collateralize the value of the futures contracts written by the Fund and/or the Underlying Fund.  Under such circumstances, the Fund and/or the Underlying Fund will treat as illiquid that amount of the cover assets equal to the amount by which the formula price for the repurchase of the option is greater than the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is “in-the-money”).  Although each agreement will provide that the Fund’s and/or the Underlying Fund’s repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written.  Therefore, the Fund and/or the Underlying Fund might pay more to repurchase the OTC Option contract than the Fund and/or the Underlying Fund would pay to close out a similar exchange traded option.

Private Funds

Private Underlying Funds include U.S. or foreign private limited partnerships or other investment funds (“Private Funds”). Investments in Private Funds may be highly speculative and volatile.  Because Private Funds are either investment companies for purposes of the 1940 Act or would be but for the exemptions provided in sections 3(C)(1) or 3(C)(7) of the 1940 Act, the Underlying Funds’ ability to invest in them will be limited. In addition, Fund shareholders will remain subject to the Underlying Funds’ expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Underlying Funds to dispose of interests in Private Funds is very limited and involves risks, including loss of an Underlying Fund’s entire investment in the Private Fund.

Private investment funds include a variety of pooled investments.  Generally, these pooled investments are structured as a trust, a special purpose vehicle, and are exempted from registration under the 1940 Act.  As an investor, an Underlying Fund owns a proportionate share of the trust.  Typically, the trust does not employ a professional investment manager.  Instead, the pooled investment tracks some index by investing in the issuers or securities that comprise the index.  The Underlying Fund receives a stream of cash flows in the form of interest payments from the underlying assets or the proceeds from the sale of the underlying assets in the event those underlying assets are sold.  However, some pooled investments may not dispose of the underlying securities regardless of the adverse events affecting the issuers depending on the investment strategy utilized.  In this type of strategy, the pooled investment continues to hold the underlying securities as long as the issuers or securities remain members of the tracked index.

The pooled investments allow the Underlying Funds to synchronize the receipt of interest and principal payments and also, diversify some of the risks involved with investing in fixed-income securities.  Because the trust holds securities of many issuers, the default of a few issuers would not impact the Underlying Funds significantly.  However, the Underlying Funds bear any expenses incurred by the trust.  In addition, the Underlying Funds assume the liquidity risks generally associated the privately offered pooled investments.

Pooled investments that are structured as a trust contain many similarities to Private Funds that are structured as limited partnerships.  The primary difference between the trust and the limited partnership structure is the redemption of the ownership interests.  Typically, the ownership interests in a typical Private Fund are redeemable only by the general partners and thus, are restricted from transferring from one party to another.  Conversely, the ownership interests in the trust are generally not redeemable by the trust, except under certain circumstances, and are transferable among the general public for publicly offered securities and “qualified purchasers” or “qualified institutional buyers” for privately offered securities.

An Underlying Fund cannot assure that it can achieve better results by investing in a pooled investment versus investing directly in the individual underlying assets.

Private investment funds also include investments in certain structured securities.  Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References.  The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference.  The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of an Underlying Fund’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference.  Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex fixed-income investments.

Privately Issued CMOs

Privately issued CMOs are arrangements in which the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. Such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. They are, however, not guaranteed by any government agency and are secured by the collateral held by the issuer. Privately issued CMOs are subject to prepayment risk due to the possibility that prepayments on the underlying assets will alter the cash flow.

Put and Call Options

Put and call options are derivative securities traded on U.S. and foreign exchanges, including the American Stock Exchange, Chicago Board Options Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and NYSE.  Except as indicated in “Non-Hedging Strategic Transactions,” the Fund and/or the Underlying Funds may engage in trading of such derivative securities exclusively for hedging purposes.

If a put option is purchased, the Fund and/or the Underlying Funds acquire the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when the adviser or sub-adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security.  The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement.  If the Fund and/or the Underlying Funds hold a stock which the adviser or sub-adviser believes has strong fundamentals, but for some reason may be weak in the near term, the Fund and/or the Underlying Funds may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option.  Consequently, the Fund and/or the Underlying Funds will exercise the put only if the price of such security falls below the strike price of the put.  The difference between the put’s strike price and the market price of the underlying security on the date the Fund and/or the Underlying Funds exercise the put, less transaction costs, is the amount by which the Fund and/or the Underlying Funds hedge against a decline in the underlying security.  If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price the Fund and/or an Underlying Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the premium paid for the put option less any amount for which the put may be sold reduces the profit the Fund and/or an Underlying Fund realizes on the sale of the securities.

If a call option is purchased, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option.  The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Fund and/or the Underlying Funds have a short position in the underlying security and the security thereafter increases in price.  The Fund and/or the Underlying Funds will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise.  If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs.  If the Fund and/or an Underlying Fund purchases the call option to hedge a short position in the underlying security and the price of the underlying security thereafter falls, the premium paid for the call option less any amount for which such option may be sold reduces the profit the Fund and/or an Underlying Fund realizes on the cover of the short position in the security.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased.  The Fund and/or the Underlying Funds generally will purchase only those options for which the adviser or sub-adviser believes there is an active secondary market to facilitate closing transactions.

Real Estate Securities

The Underlying Funds may invest in real estate investment trusts (“REITs”) and other real estate operating companies (“REOCs”).  For purposes of the Underlying Funds’ investments, a REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate; or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although the Underlying Funds will not invest directly in real estate, the Underlying Funds may invest in equity securities of issuers primarily engaged in or related to the real estate industry.  Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general.  These risks include, among others:  possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; changes in interest rates; and acts of terrorism, war or other acts of violence.  To the extent that assets underlying the REITs’ investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation.  REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of REITs’ investments in fixed-rate obligations can be expected to rise.  Conversely, when interest rates rise, the value of REITs’ investments in fixed-rate obligations can be expected to decline.  In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on REITs’ investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

Investing in REITs involves risks similar to those associated with investing in small-capitalization companies.  REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

Investments in mortgage-related securities involve certain risks.  In periods of declining interest rates, prices of fixed-income securities tend to rise.  However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates.  In addition, the value of such securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities owned by the Underlying Funds.  Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest or to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy.  For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation’s money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages.  Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

Restricted and Illiquid Securities

Generally, a security is considered illiquid if it cannot be disposed of within seven days.  Its illiquidity might prevent the sale of such a security at a time when the adviser or a sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of an Underlying Fund’s liquidity.  Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Underlying Funds to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that an Underlying Fund could realize upon disposition.  Because of the nature of these securities, a considerable period of time may elapse between the Underlying Funds’ decision to dispose of these securities and the time when the Underlying Funds are able to dispose of them, during which time the value of the securities could decline.  The expenses of registering restricted securities (excluding securities that may be resold by the Underlying Funds pursuant to Rule 144A under the 1933 Act) may be negotiated at the time such securities are purchased by the Underlying Funds.  When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when the Underlying Funds would be permitted to sell them.  Thus, the Underlying Funds may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell.  The Underlying Funds may also acquire securities through private placements.  Such securities may have contractual restrictions on their resale, which might prevent their resale by the Underlying Funds at a time when such resale would be desirable.  Securities that are not readily marketable will be valued by the Underlying Funds in good faith pursuant to procedures adopted by the Funds’ Board.

Restricted securities, including private placements, are subject to legal or contractual restrictions on resale.

They can be eligible for purchase without SEC registration by certain institutional investors known as “qualified institutional buyers,” and under the Underlying Funds’ procedures, restricted securities could be treated as liquid.  However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.  The Underlying Funds may not invest more than 15% of its net assets in illiquid securities, measured at the time of investment. Each Underlying Fund will adhere to a more restrictive investment limitation on its investments in illiquid or restricted securities as required by the securities laws of those jurisdictions where shares of the Underlying Funds are registered for sale.

Securities of Companies with Limited Operating Histories

The Underlying Funds consider securities of companies with limited operating histories to be securities of companies with a record of less than three years’ continuous operation, even including the operations of any predecessors and parents.  (These are sometimes referred to as “unseasoned issuers.”)  These companies by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects.  As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature companies.

Senior Loans

The Underlying Funds may invest in investment companies that invest primarily in interests in variable or floating rate loans or notes. Senior Loans in most circumstances are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower.  Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements.  The value of an Underlying Fund’s assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.

Senior Loans usually include restrictive covenants, which must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower.  Senior Loans, unlike certain bonds, usually do not have call protection.  This means that interests, while having a stated one to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower.  Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.

Credit Risk.  Information about interests in Senior Loans generally is not in the public domain, and interests are generally not currently rated by any nationally recognized rating service.  Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments.  Issuers of Senior Loans generally have either issued debt securities that are rated lower than investment-grade, or, if they had issued debt securities, such debt securities would likely be rated lower than investment-grade.  However, unlike other types of debt securities, Senior Loans are generally fully collateralized.

In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of its dividends.  In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the

Senior Loan.

Collateral. Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets.  In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates.  The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loan.  In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be under collateralized.

Limited Secondary Market.  Although it is growing, the secondary market for Senior Loans is currently limited.  There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market.  Accordingly, Senior Loans may be illiquid.  In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment.  These consent requirements may delay or impede an Underlying Fund’s ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans.  Market quotations may not be available and valuation may require more research than for liquid securities.  In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.

Hybrid Loans.  The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer covenants or other protections than traditional Senior Loans while still being collateralized (“Hybrid Loans”). With Hybrid Loans, an Underlying Fund may not possess a senior claim to all of the collateral securing the Hybrid Loan.  Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios.  As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield.  Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished.  As a result, the lenders’ interests may not be represented as significantly as in the case of a conventional Senior Loan.  In addition, because an investment company’s security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.

Subordinated and Unsecured Loans.  Certain investment companies may invest in subordinated and unsecured loans.  The primary risk arising from a holder’s subordination is the potential loss in the event of default by the issuer of the loans.  Subordinated loans in insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower’s assets are insufficient to meet its obligations to its creditors.  Unsecured loans are not secured by any specific collateral of the borrower.  They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.

Stock Index Options

Stock index options include put and call options with respect to the S&P 500® Index and other stock indices.  These may be purchased as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of the Fund and/or the Underlying Fund. The distinctive characteristics of options on stock indices create certain risks not found in stock options generally.  Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund and/or the Underlying Funds will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock.  Accordingly, successful use by the Fund and/or an Underlying Fund of options on a stock index depends on the Fund’s and/or the Underlying Fund’s adviser or sub-adviser’s ability to predict correctly movements in the direction of the stock market generally.  This requires different skills and techniques than predicting changes in the price of individual stock.

Index prices may be distorted if circumstances disrupt trading of certain stock included in the index, such as if trading were halted in a substantial number of stock included in the index.  If this happens, the Fund and/or the Underlying Funds could be unable to close out options which it had purchased, and if restrictions on exercise were imposed, the Fund and/or the Underlying Funds might be unable to exercise an option it holds, which could result in substantial losses to the Fund and/or the Underlying Fund.  The Fund and/or the Underlying Funds purchase put or call options only with respect to an index which the Fund’s and/or an Underlying Fund’s adviser or sub-adviser believes includes a sufficient number of stock to minimize the likelihood of a trading halt in the index.

Straddles

A Straddle, which may be used for hedging purposes, is a combination of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of an Underlying Fund’s overall position.  A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

To Be Announced Sale Commitments

To Be Announced (“TBA”) sale commitments involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate.  An  Underlying Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements.  Proceeds of TBA sale commitments are not received until the contractual settlement date.  During the time a TBA sale commitment is outstanding, the Underlying Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price.  Unsettled TBA sale commitments are valued at current market value of the underlying securities.  If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Underlying Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security.  If the Underlying Fund delivers securities under the commitment, the Underlying Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

Warrants

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Underlying Fund’s entire investment therein).

Put and call index warrants are instruments whose values vary depending on the change in the value of one or more specified securities indices (“Index Warrants”).  Index Warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer, based on the value of the underlying index at the time of exercise.  In general, if the value of the underlying index rises above the exercise price of the Index Warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the exercise price of the warrant and the value of the index.  The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index.  If an Underlying Fund were not to exercise an Index Warrant prior to its expiration, then the Underlying Fund would lose the amount of the purchase price paid by it for the warrant.  Certain Underlying Funds will normally use Index Warrants in a manner similar to their use of options on securities indices.  The risks of using Index Warrants are generally similar to those relating to its use of index options.  Unlike most index options, however, Index Warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant.  Also, Index Warrants generally have longer terms than index options.  Index Warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency.  In addition, the terms of Index Warrants may limit an Underlying Fund’s ability to exercise the warrants at such time, or in such quantities, as the Underlying Fund would otherwise wish to do.

INVESTMENT TECHNIQUES

Borrowing

The Underlying Funds may borrow from banks.  If an Underlying Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off.  If an Undelrying Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.  Under the 1940 Act, each Underlying Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of an Underlying Fund’s holdings may be disadvantageous from an investment standpoint.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or an Underlying Fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Lending of Portfolio Securities

Loans of portfolio securities earn income for the Underlying Funds and are collateralized by cash, cash equivalent or U.S. government securities. An Underlying Fund might experience a loss if the financial institution defaults on the loan.  The borrower at all times during the loan must maintain with the lending Underlying Fund cash or cash equivalent collateral or provide to that Underlying Fund an irrevocable letter of credit equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities on a daily basis.  Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, the lending Underlying Fund must terminate the loan and vote the securities.  Alternatively, the lending Underlying Fund may enter into an arrangement that ensures that it can vote the proxy even while the borrower continues to hold the securities.  During the time portfolio securities are on loan, the borrower pays the lending Underlying Fund any interest or distributions paid on such securities.  Each Underlying Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit.  Loans are subject to termination at the option of the lending Underlying Fund or the borrower at any time. Each lending Underlying Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

Portfolio Hedging

Hedging against changes in financial markets, currency rates and interest rates may be utilized.  One form of hedging is with “derivatives.”  Derivatives (as described above) are instruments whose value is linked to, or derived from, another instrument, like an index or a commodity. Hedging transactions involve certain risks.  Although the Underlying Funds may benefit from hedging, unanticipated changes in interest rates or securities prices may result in greater losses for the Underlying Funds than if they did not hedge.  If the Underlying Funds do not correctly predict a hedge, it may lose money.  In addition, the Underlying Funds pay commissions and other costs in connection with hedging transactions.

Risks Associated With Hedging Transactions. Hedging transactions have special risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, to the extent the adviser’s or sub-adviser’s view as to certain market movements is incorrect, the risk that the use of a hedging transaction could result in losses greater than if it had not been used.  Use of call options could result in losses to the Underlying Fund, force the sale or purchase of portfolio securities at inopportune times or for prices lower than current market values, or cause the Underlying Fund to hold a security it might otherwise sell.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments.  Currency transactions can result in losses to an Underlying Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Underlying Fund is engaging in portfolio hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to an Underlying Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

In addition, an Underlying Fund pays commissions and other costs in connection with such investments. Losses resulting from the use of hedging transactions will reduce the Underlying Fund’s NAV, and possibly income, and the losses can be greater than if hedging transactions had not been used.

Risks of Hedging Transactions Outside the United States When conducted outside the United States - hedging transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of government actions affecting trading in, or the price of, foreign securities, currencies and other instruments. The value of positions taken as part of non-U.S. hedging transactions also could be adversely affected by: (1) other complex foreign political, legal and economic factors; (2) lesser availability of data on which to make trading decisions than in the United States; (3) delays in the Underlying Funds’ ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (5) lower trading volume and liquidity.

Non-Hedging Strategic Transactions.   An Underlying Fund’s options, futures and swap transactions will generally be entered into for hedging purposes — to protect against possible changes in the market values of securities held in or to be purchased for the Underlying Fund’s portfolio resulting from securities markets, currency or interest rate fluctuations, to protect the Underlying Fund’s unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Underlying Fund’s portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities.  Each Underlying Fund’s (except ING Index Plus International Equity Fund) net loss exposure resulting from transactions entered into for each purposes will not exceed 5% of the Underlying Fund’s net assets at any one time and, to the extent necessary, the

Underlying Fund will close out transactions in order to comply with this limitation.  Such transactions are subject to the limitations described above under “Options,” “Futures Contracts,” and “Interest Rate and Currency Swaps.”

Repurchase Agreements

Repurchase agreements may be utilized, with respect to portfolio securities of Underlying Funds.  Such agreements may be considered to be loans by the Underlying Funds for purposes of the 1940 Act.  Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, an Underlying Fund acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller’s agreement to repurchase and the Underlying Fund’s agreement to resell such securities at a mutually agreed upon date and price.  The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  The repurchase price generally equals the price paid by an Underlying Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security).  The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and an Underlying Fund’s adviser or sub-adviser will monitor the value of the collateral.  Securities subject to repurchase agreements will be held by an Underlying Fund’s custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system.  If the seller defaults on its repurchase obligation, an Underlying Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement.  Bankruptcy or insolvency of such a defaulting seller may cause an Underlying Fund’s rights with respect to such securities to be delayed or limited.  To mitigate this risk, each Underlying Fund may only enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors’ rights against the counterparty under applicable insolvency law in the event of the counterparty’s insolvency.

The Underlying Funds treat any securities subject to restrictions on repatriation for more than seven days, and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit, as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the 1933 Act and that, subject to the review by the Board and guidelines adopted by the Board, the adviser has determined to be liquid.

Reverse Repurchase Agreements and Dollar Roll Transactions

Reverse repurchase agreement transactions involve the sale of U.S. government securities held by an Underlying Fund, with an agreement that the Underlying Fund will repurchase such securities at an agreed upon price and date.  The Underlying Funds will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions.  At the time it enters into a reverse repurchase agreement, an Underlying Fund will place in a segregated custodial account cash and/or liquid assets having a dollar value equal to the repurchase price.  Reverse repurchase agreements are considered to be borrowings under the 1940 Act.  Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of an Underlying Fund’s total assets.  Under the 1940 Act, the Underlying Funds are required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of an Underlying Fund’s holdings may be disadvantageous from an investment standpoint.  Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or an Underlying Fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

In order to enhance portfolio returns and manage prepayment risks,  The Underlying Funds may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC.  In a dollar roll transaction, an Underlying Fund sells a mortgage security held in the portfolio to a financial institutional such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price.  The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories.  During the period between the sale and repurchase, an Underlying Fund will not be entitled to receive interest and principal payments on the securities sold.  Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for an Underlying Fund exceeding the yield on the sold security.  When an Underlying Fund enters into a dollar roll transaction, cash and/or liquid assets of the Underlying Fund, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date.  These securities are marked daily and are maintained until the transaction is settled.

Whether a reverse repurchase agreement or dollar roll transaction produces a gain for an Underlying Fund depends upon the “costs of the agreements” (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or “substantially the same” security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security.  If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then an Underlying Fund’s NAV will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, NAV will decline faster than otherwise would be the case.  Reverse repurchase agreements and dollar roll transactions, as leveraging techniques, may increase an Underlying Fund’s yield in the manner described above; however, such transactions also increase an Underlying Fund’s risk to capital and may result in a shareholder’s loss of principal.

Securities, Interest Rate and Currency Swaps

Securities Swaps.  Securities swaps, a technique primarily used to indirectly participate in the securities market of a country from which an Underlying Fund would otherwise be precluded for lack of an established securities custody and safekeeping system.  The Underlying Fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security.  Thereafter, the Underlying Fund pays or receives cash from the broker equal to the change in the value of the underlying security.

Interest and Currency Swaps.  Interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors may be used, as well as entering into currency swap cap transactions.  An interest rate or currency swap involves an agreement between an Underlying Fund and another party to exchange payments calculated as if they were interest on a specified (“notional”) principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other).  An interest rate cap or floor entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level.  An Underlying Fund usually enters into such transactions on a “net” basis, with the Underlying Fund receiving or paying, as the case may be, only the net amount of the two payment streams.  The net amount of the excess, if any, of an Underlying Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate NAV at least equal to the accrued excess is maintained in a segregated account by the Underlying Fund’s custodian.  If an Underlying Fund enters into a swap on other than a net basis, or sells caps or floors, the Underlying Fund maintains a segregated account in the full amount accrued on a daily basis of the Underlying Fund’s obligations with respect to the transaction.  Such segregated accounts are maintained in accordance with applicable regulations of the SEC.

An Underlying Fund will not enter into any of these derivative transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least “high quality” at the time of purchase by at least one of the established rating agencies (e.g., AAA or AA by S&P).  The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation.  The adviser or sub-adviser has determined that the swap market has become relatively liquid.  Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that the Underlying Fund is contractually obligated to make or receive.  Caps and floors are more recent innovations for which standardized documentation has not yet been developed; accordingly, they are less liquid than swaps.  Caps and floors purchased by an Underlying Fund are considered to be illiquid assets.

Interest Rate Swaps.  As indicated above, an interest rate swap is a contract between two entities (“counterparties”) to exchange interest payments (of the same currency) between the parties.  In the most common interest rate swap structure; one  counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty.  Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the “notional principal amount.”  In most such transactions, the floating rate payments are tied to the LIBOR, which is the offered rate for short-term Eurodollar deposits between major international banks.  As there is no exchange of principal amounts, an interest rate swap is not an investment or a borrowing.

Cross-Currency Swaps.  A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies.  A cross-currency swap normally has an exchange of principal at maturity (the final exchange); an exchange of principal at the start of the swap (the initial exchange) is optional.  An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk).  An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk).  The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity.  The economic difference is realized through the coupon exchanges over the life of the swap.  In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.

Swap options.  A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms.  It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates.  A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period).  The right pursuant to a swap option must be exercised by the right holder.  The buyer of the right to a swap option is said to own a call.

Caps and Floors.  Interest rate caps and floors and currency swap cap transactions.  An interest rate cap is a right to receive periodic cash payments over the life of the cap equal to the difference between any higher actual level of interest rates in the future and a specified strike (or “cap”) level.  The cap buyer purchases protection for a floating rate move above the strike.  An interest rate floor is the right to receive periodic cash payments over the life of the floor equal to the difference between any lower actual level of interest rates in the future and a specified strike (or “floor”) level.  The floor buyer purchases protection for a floating rate move below the strike.  The strikes are typically based on the three-month LIBOR (although other indices are available) and are measured quarterly.  Rights arising pursuant to both caps and floors are exercised automatically if the strike is in the money.  Caps and floors eliminate the risk that the buyer fails to exercise an in-the-money option.

Risks Associated with Swaps, Caps and Floors. The risks associated with interest rate and currency swaps and interest rate caps and floors are similar to those described above with respect to OTC Options.  In connection with such transactions, an Underlying Fund relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement.  If there were a default by the other party to the transaction, the Underlying Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit.  In the event of insolvency of the other party, the Underlying Fund might be unable to obtain its expected benefit.  In addition, while certain Underlying Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Underlying Fund, there can be no assurance that an Underlying Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement.  This may impair an Underlying Fund’s ability to enter into other transactions at a time when doing so might be advantageous.

Short Sales

An Underlying Fund may make a short sale of securities it already owns or have the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales against the box).  In a short sale that is not “against the box,” an Underlying Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security.  To complete the sale, the Underlying Fund must borrow the security generally from the broker through which the short sale is made) in order to make delivery to the buyer.  The Underlying Fund must replace the security borrowed by purchasing it at the market price at the time of replacement.  The Underlying Fund is said to have a “short position” in the securities sold until it delivers them to the broker.  The period during which the Underlying Fund has a short position can range from one day to more than a year.  Until the Underlying Fund replaces the security, the proceeds of the short sale are retained by the broker, and the Underlying Fund must pay to the broker a negotiated portion of any dividends or interest, which accrues during the period of the loan.  To meet current margin requirements, the Underlying Fund must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within ninety (90) days without restriction other than the payment of money).

Short sales by an Underlying Fund that are not made against the box create opportunities to increase the Underlying Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique.  Since the Underlying Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Underlying Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Underlying Fund may be required to pay in connection with the short sale.  Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although an Underlying Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly.  Under adverse market conditions the Underlying Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If an Underlying Fund makes a short sale “against the box,” the Underlying Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale.  The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale.  To secure its obligation to deliver securities sold short, an Underlying Fund will deposit in escrow in a separate account with the Underlying Fund’s custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities.  The Underlying Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Underlying Fund, because the Underlying Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

An Underlying Fund’s decision to make a short sale against the box may be a technique to hedge against market risks when the adviser or sub-adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Underlying Fund or a security convertible into or exchangeable for such security.  In such case, any future losses in the Underlying Fund’s long position would be reduced by a gain in the short position.  The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Underlying Fund owns, either directly or indirectly, and, in the case where the Underlying Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is against the box and the securities sold short are placed in a segregated account (not with the broker), or unless the Underlying Fund’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which  difference is adjusted daily for changes in the value of the securities sold short.  The total value of the cash, U.S. government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.  Each Underlying Fund will comply with these requirements.  In addition, as a matter of policy, each Underlying Fund’s Board has determined that such Underlying Fund will not make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Underlying Fund’s total assets, taken at market value.

The extent to which an Underlying Fund may enter into short sales transactions may be limited by the Code requirements for qualification of the Underlying Fund as a regulated investment company. (See “Dividends, Distributions and Taxes.”)

Structured Notes

Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator.  Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator.  Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile.  To the extent an Underlying Fund invests in these securities, however, the adviser or sub-adviser analyzes these securities in its overall assessment of the effective duration of the Underlying Fund’s portfolio in an effort to monitor the Underlying Fund’s interest rate risk.

Swap Agreements and Options on Swap Agreements

Swap transactions, include, but are not limited to, swap agreements on interest rates, security or commodity indices, specific securities and commodities, and credit and event-linked swaps.  To the extent an Underlying Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements.  The Underlying Funds may also enter into options on swap agreements (“swap options”).

The Underlying Funds may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities an Underlying Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index.  Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.  Consistent with an Underlying Fund’s investment objective and general investment policies, the Underlying Fund may invest in commodity swap agreements.  For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index.  In a total return commodity swap, an Underlying Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee.  If the commodity swap is for one period, an Underlying Fund may pay a fixed fee, established at the outset of the swap.  However, if the term of the commodity swap is more than one period, with interim swap payments, an Underlying Fund may pay an adjustable or floating fee.  With a “floating” rate, the fee may be pegged to a base rate, such as the LIBOR, and is adjusted each period.  Therefore, if interest rates increase over the term of the swap contract, an Underlying Fund may be required to pay a higher fee at each swap reset date.

The Underlying Funds may enter into credit swap agreements.  The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred.  If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation.  The Underlying Funds may be either the buyer or seller in a credit default swap transaction.  If an Underlying Fund is a buyer and no event of default occurs, the Underlying Fund will lose its investment and recover nothing.  However, if an event of default occurs, an Underlying Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value.  As a seller, an Underlying Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event.  If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.  Credit default swap transactions involve greater risks than if an Underlying Fund had invested in the reference obligation directly.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.  Each Underlying Fund that may engage in swaps may write (sell) and purchase put and call swap options.

Most swap agreements entered into by the Underlying Funds would calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, an Underlying Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  An Underlying Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Underlying Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, to avoid any potential leveraging of the Underlying Fund’s portfolio.  Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Underlying Funds’ investment restrictions concerning senior securities.

Whether an Underlying Fund’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the Underlying Fund’s adviser or sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.  Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  The Underlying Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of an Underlying Fund’s repurchase agreement guidelines).  Certain restrictions imposed on the Underlying Funds by the Code may limit an Underlying Fund’s ability to use swap agreements.  The swaps market is a relatively new market and is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, an Underlying Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option.  When an Underlying Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised.  However, when an Underlying Fund writes a swap option, upon exercise of the option the Underlying Fund will become obligated to make payments according to the terms of the underlying agreement.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commission (“CFTC”).  To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels:  a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person.  To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million.  In addition, an eligible swap transaction must meet three conditions.  First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms.  Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms.  Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility. This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations.  The Policy Statement applies to swap transactions settled in cash that: (1) have individually tailored terms; (2) lack exchange-style offset and the use of a clearing organization or margin system; (3) are undertaken in conjunction with a line of business; and (4) are not marketed to the public.

Temporary Defensive and Other Short-Term Positions

Investing in certain short-term, high-quality debt instruments and in U.S. government securities is done for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) pending the adviser’s or sub-adviser’s ability to invest cash inflows; (iii) to permit an Underlying Fund to meet redemption requests; and (iv) for temporary defensive purposes.  An Underlying Fund for which the investment objective is capital appreciation may also invest in such securities if the Underlying Fund’s assets are insufficient for effective investment in equities.

Although it is expected that each Underlying Fund will normally be invested consistent with its investment objectives and policies, the short-term instruments in which an Underlying Fund may invest include: (i) short-term obligations of the U.S. government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, fixed-time deposits and bankers’ acceptances; and (v) repurchase agreements.  When investing for the purposes indicated above, the Underlying Funds will normally invest in short-term instruments that do not have a maturity of greater than one year.  To the extent an Underlying Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

When-Issued Securities and Delayed-Delivery Transactions

In order to secure prices or yields deemed advantageous at the time, the Underlying Funds may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made.  The Underlying Funds will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, an Underlying Fund prior to the actual delivery or payment by the other party to the transaction.  Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself.  Each Underlying Fund will establish a segregated account with the custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be “marked-to-market” daily.  Each Underlying Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Underlying Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.  In these cases, the Underlying Funds may realize a taxable gain or loss.  When an Underlying Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in an Underlying Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous. Certain Underlying Funds may not purchase when-issued securities or enter into firm commitments, if as a result, more than 15% of the Underlying Fund’s net assets would be segregated to cover such securities.

When the time comes to pay for the securities acquired on a delayed-delivery basis, an Underlying Fund will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Underlying Fund’s payment obligation).  Depending on market conditions, the Underlying Funds could experience fluctuations in share price as a result of delayed delivery or when-issued purchases.

FUNDAMENTAL INVESTMENT RESTRICTIONS AND POLICIES

The investment objective of the Fund is not fundamental and may be changed without a shareholder vote.  The Fund has adopted certain investment restrictions as fundamental policies that cannot be changed without the approval of the holders of a “majority” of the Fund’s outstanding voting securities, as that term is defined in the 1940 Act.  The term “majority” is defined in the 1940 Act as the lesser of: (i) 67% or more of the Fund’s voting securities present at a meeting of shareholders, of which the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund’s outstanding securities.

As a matter of fundamental policy, the Fund may not:

1.                                       purchase securities of any issuer if, as a result, with respect to 75% of the Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Fund’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other registered management investment companies;

2.                                       purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or tax exempt securities issued by any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more registered management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund;

3.                                       make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Fund;

4.                                       issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund;

5.                                       purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

6.                                       purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts;

7.                                       borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Fund; and

8.                                       underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.

With respect to fundamental policy number (2), industry classifications are determined in accordance with the classifications established by Global Industry Classification Standards or Standard Industrial Classification (“SIC”).  The adviser or sub-adviser believes that the industry characteristics selected are reasonable and not so broad that the primary economic characteristics of the companies in a single class are materially different.  Industry classifications may be changed from time to time to reflect changes in the market place.

PORTFOLIO TURNOVER

A change in securities held in the portfolio of the Fund is known as “portfolio turnover” and may involve the payment by the Fund of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities.  Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less.  The Fund cannot accurately predict its turnover rate, however the rate will be higher when the Fund finds it necessary to change significantly its portfolio to adopt a temporary defensive position or respond to economic or market events.  A high turnover rate would increase commission expenses and may involve realization of capital gains by the Fund.

DISCLOSURE OF THE FUND’S PORTFOLIO SECURITIES

The Fund is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis.   This schedule is filed with the Fund’s annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, the Fund posts its portfolio holdings schedule on ING’s website on a month-end basis and it is available 10 days after the end of the previous calendar month.  The portfolio holdings schedule is as of the last day of the preceding month-end (e.g., the Fund will post its month-end June 30 holdings on July 11).  A fund may also post its complete or partial portfolio holdings on its website as of a specified date.

The Fund also compiles a list composed of its ten largest holdings (“Top Ten”).  This information is produced monthly, and is made available on ING’s website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Fund’s shares and most third parties may receive the Fund’s annual or semi-annual shareholder reports, or view them on ING’s website, along with the Fund’s portfolio holdings schedule.  The Top Ten list also is provided in quarterly Fund descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING’s website, the Fund may provide its complete portfolio holdings to certain unaffiliated third parties and affiliates when the Fund has a legitimate business purpose for doing so.  Unless otherwise noted below, the Fund’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which information is requested and the date the information is provided.  Specifically, the Fund’s disclosure of its portfolio holdings may include disclosure:

•                                          To the Fund’s independent registered public accounting firm, named herein, for use in providing audit opinions;

•                                          To financial printers for the purpose of preparing Fund regulatory filings;

•                                          For the purpose of due diligence regarding a merger or acquisition;

•                                          To a new adviser or sub-adviser prior to the commencement of its management of the Fund;

•                                          To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and S&P, such agencies may receive more data from the Fund than is posted on the Fund’s website;

•                                          To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Fund;

•                                          To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Fund; or

•                                          To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Fund shareholders.

In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Fund’s portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of the Fund’s shareholders, on the one hand, and those of the Fund’s adviser, sub-adviser, principal underwriter or any affiliated person of the Fund, its adviser, or its principal underwriter, on the other.  Such Policies authorize the Fund’s administrator to implement the Board’s Policies and direct the administrator to document the expected benefit to shareholders.  Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Fund’s shareholders.  Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the adviser, sub-advisers, principal underwriter and their affiliates.  The Board has authorized the senior officers of the Fund’s administrator to authorize the release of the Fund’s portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies.  The Fund’s administrator reports quarterly to the Board regarding the implementation of the Policies.

The Fund has the following ongoing arrangements with certain third parties to provide the Fund’s portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
ISS Governance Services, a unit of RiskMetrics Group, Inc.	Proxy Voting & Class Action Services	Daily	None
Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Fund and its shareholders.  The Board must approve any material change to the Policies.  The Policies may not be waived, or exceptions made, without the consent of ING’s Legal Department.  All waivers and exceptions involving the Fund will be disclosed to the Board no later than its next regularly scheduled quarterly meeting.  No compensation or other consideration may be received by the Fund, the adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

MANAGEMENT OF THE COMPANY

Information about each Director of the Company is set forth in the table below:

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past 5 Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Board Memberships held by Director
Directors who are not “Interested Persons”

Dr. Albert E. DePrince, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 67	Director	June 1998 - Present	Professor of Economics and Finance, Middle Tennessee State University (August 1991 - Present).	36	Academy of Economics and Finance (February 2002 – Present).

Russell H. Jones 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 64	Director	December 2007 - Present	Retired. Formerly, Senior Vice President, Chief Investment Officer and Treasurer, Kaman Corporation (April 1973 - March 2008).	36	None.

Sidney Koch 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 73	Director	April 1994 – Present	Retired. Self-Employed Consultant (June 2000 – present).	36	None.

Corine T. Norgaard 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 71	Director	June 1991 – Present	Retired. Formerly, Dean of the Barney School of Business, University of Hartford (August 1996 – June 2004). Formerly, President, Thompson Enterprises (September 2004 – September 2005).	36	MassMutual Corporate Investors and MassMutual Participation Investors (April 1997 – Present); MassMutual Premier Funds (December 2004 – Present); and MML Investment Funds II (December 2005 – Present).

Joseph E. Obermeyer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 50	Director	January 2003 – Present	President, Obermeyer & Associates, Inc. (November 1999 – Present).	36	None.

Directors who are “Interested Persons”

Shaun Mathews(3)(4) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Director	December 2007 - Present	President and Chief Executive Officer, ING Investments, LLC (5) (November 2006 - Present). Formerly, President, ING Mutual Funds and Investment Products (November 2004 - November 2006); Chief Marketing Officer, ING USFS (April 2002 - October 2004); and Head of Rollover/Payout (October 2001-December 2003).	213

ING Services Holding Company, Inc. (May 2000 - Present); Southland Life Insurance Company (June 2002 - Present); and ING Capital Corporation, LLC, ING Funds Distributor, LLC (6), ING Funds Services, LLC (7), ING Investments, LLC (5); and ING Pilgrim Funding, Inc. (December 2005 - Present).

Fredric A. Nelson III(4) 230 Park Ave. New York, New York 10169 Age: 51	Director	December 2007 - Present	Chief Investment Officer, ING (April 2003 - Present).	36	None.

(1)                                  Directors serve until their successors are duly elected and qualified.

(2)                                  For the purposes of this table, “Fund Complex” means the following investment companies:  ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolios, Inc.; ING VP Intermediate

Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc., and ING Series Funds, Inc.  The number of Funds in the Fund Complex is as of June 30, 2008.

(3)           Mr. Mathews is also a director of the following investment companies: ING Asia Pacific High Dividend Equity Income Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING International High Dividend Equity Income Fund; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Variable Insurance Trust; ING Variable Products Trust; and ING Partners, Inc.  Therefore, for the purposes of this table with reference to Mr. Mathews, “Fund Complex” includes these investment companies.

(4)           “Interested person” of the Company, as defined in the 1940 Act, is such because of a relationship with ING Groep N.V., the parent corporation of the adviser of the Fund, ING Investments, LLC, and the Distributor, ING Funds Distributor, LLC.

(5)           ING Investments, LLC was previously named ING Pilgrim Investments, LLC.  ING Pilgrim Investments, LLC is the successor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that, was known as Pilgrim America Investments, Inc.

(6)           ING Funds Distributor, LLC is the successor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that, was known as Pilgrim Securities.

(7)           ING Funds Services, LLC was previously named ING Pilgrim Group, LLC.  ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that, was known as Pilgrim America Group, Inc.

Officers

Information about the Fund’s Officers is set forth in the table below:

Name, Address and Age	Position Held with the Company	Term of Office and Length Of Time Served(1)	Principal Occupation(s) During the Last Five Years
Shaun P. Mathews 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	President and Chief Executive Officer	December 2006 – Present

President and Chief Executive Officer, ING Investments, LLC (2) (November 2006 – Present). Formerly, President, ING Mutual Funds and Investment Products (November 2004 – November 2006); Chief Marketing Officer, ING USFS (April 2002 – October 2004), and Head of Rollover/Payout (October 2001 – December 2003).

Michael J. Roland 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 50	Executive Vice President	April 2002 – Present

Head of Mutual Fund Platform (February 2007 – Present) and Executive Vice President, ING Investments, LLC (2) and ING Funds Services, LLC (3) (December 2001 – Present). Formerly, Executive Vice President and Head of Product Management (January 2005 – January 2007); Chief Compliance Officer, ING Investments, LLC (2) and Directed Services LLC (4) (October 2004 - December 2005); and Chief Financial Officer and Treasurer, ING Investments, LLC (2) (December 2001 – March 2005).

Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 58	Executive Vice President	March 2002 – Present	Executive Vice President, ING Investments, LLC (2) (July 2000 – Present); and Chief Investment Risk Officer, ING Investments, LLC (2) (January 2003 – Present).

Joseph M. O’Donnell 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Executive Vice President Chief Compliance Officer	March 2006 – Present November 2004 – Present

Chief Compliance Officer of the ING Funds (November 2004 – Present) and Executive Vice President of the ING Funds (March 2006 – Present). Formerly, Chief Compliance Officer of ING Investments, LLC (2) (March 2006 - July 2008); Investment Advisor Chief Compliance Officer, Directed Services LLC (4) (March 2006 – July 2008) and ING Life Insurance and Annuity Company (March 2006 – December 2006); and Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 – October 2004).

Todd Modic 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 40	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 – Present	Senior Vice President, ING Funds Services, LLC (3) (March 2005 – Present). Formerly, Vice President, ING Funds Services, LLC (3) (September 2002 – March 2005).

Name, Address and Age	Position Held with the Company	Term of Office and Length Of Time Served(1)	Principal Occupation(s) During the Last Five Years
Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Senior Vice President	December 2003 – Present	Senior Vice President, ING Investments, LLC (2) (October 2003 – Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC (2) (January 2001 – October 2003).

Ernest J. C’DeBaca 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 39	Senior Vice President	December 2006 - Present

Chief Compliance Officer, ING Investments, LLC (2) (July 2008 - Present); Investment Advisor Chief Compliance Officer, Directed Services LLC (4) (July 2008 - Present); Head of Retail Compliance, ING Funds Distributor, LLC (5) and ING Funds Services, LLC (3) (July 2008 - Present); and Senior Vice President, ING Investments, LLC (2) (December 2006 – Present); and ING Funds Services, LLC (3) (April 2006 - Present), ING Funds Distributor, LLC (5) (July 2008 - Present); and Directed Services LLC (4) (July 2008 - Present). Formerly, Counsel, ING Americas, U.S. Legal Services (January 2004 – March 2006) and Attorney-Adviser, U.S. Securities and Exchange Commission (May 2001 - December 2003).

Robert Terris 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 38	Senior Vice President	June 2006 – Present

Senior Vice President, Head of Division Operations, ING Funds Services, LLC (3) (May 2006 – Present). Formerly, Vice President of Administration, ING Funds Services, LLC (3) (October 2001 – March 2006).

Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 41	Vice President and Treasurer	March 2002 – Present	Vice President and Treasurer, ING Funds Services, LLC (3) (November 1995 – Present) and ING Investments, LLC (2) (August 1997 – Present).

Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 54	Vice President	March 2003 – Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC (5) (August 1995 – Present); Vice President, ING Investments, LLC (2) and ING Funds Services, LLC (3) (February 1996 – Present); and Director of Compliance, ING Investments, LLC (2) (October 2004 – Present). Formerly, Chief Compliance Officer, ING Investments, LLC (2) (October 2001 – October 2004).

Maria M. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 50	Vice President	September 2004 – Present	Vice President, ING Funds Services, LLC (3) (September 2004 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC (3) (October 2001 – September 2004).

William Evans 10 State House Square Hartford, Connecticut 06103 Age: 36	Vice President	September 2007 - Present

Vice President, Head of Mutual Fund Advisory Group (April 2007 - Present). Formerly, Vice President, U.S. Mutual Funds and Investment Products (May 2005 - April 2007) and Senior Fund Analyst, U.S. Mutual Funds and Investment Products (May 2002 - May 2005).

Denise Lewis 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Vice President	April 2007 – Present	Vice President, ING Funds Services, LLC (3) (December 2006 – Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 – December 2006).

Kimberly K. Springer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	Vice President	March 2006 – Present

Vice President, ING Funds Services, LLC (3) (March 2006 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC (3) (August 2004 – March 2006); and Manager, Registration Statements, ING Funds Services, LLC (3) (May 2003 – August 2004).

Name, Address and Age	Position Held with the Company	Term of Office and Length Of Time Served(1)	Principal Occupation(s) During the Last Five Years
Susan P. Kinens 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 31	Assistant Vice President	March 2003 – Present	Assistant Vice President, ING Funds Services, LLC (3) (December 2002 – Present).

Craig Wheeler 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 39	Assistant Vice President	May 2008 – Present

Assistant Vice President - Director of Tax, ING Funds Services, LLC (3) (March 2008 - Present). Formerly, Tax Manager, ING Funds Services, LLC (3) (March 2005 - March 2008); Tax Senior, ING Funds Services, LLC (3) (January 2004 - March 2005); and Tax Senior, KPMG LLP (August 2002 - December 2003).

Theresa K. Kelety 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 45	Secretary	September 2003 – Present	Senior Counsel, ING Americas, U.S. Legal Services (April 2008 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (April 2003 - April 2008).

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Assistant Secretary	September 2003 – Present	Chief Counsel, ING Americas, U.S. Legal Services (September 2003 – Present).

Kathleen Nichols 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 33	Assistant Secretary	June 2008 – Present	Counsel, ING Americas, U.S. Legal Services (February 2008 - Present). Formerly, Associate, Ropes & Gray LLP (September 2005 - February 2008).

(1)          The officers hold office until the next annual meeting of Directors and until their successors shall have been elected and qualified.

(2)          ING Investments, LLC was previously named ING Pilgrim Investments, LLC.  ING Pilgrim Investments, LLC is the successor in interest to ING Pilgrim Investments, Inc. which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3)          ING Funds Services, LLC was previously named ING Pilgrim Group, LLC.  ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc. which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)          Directed Services LLC is successor in interest to Directed Services Inc.

(5)          ING Funds Distributor, LLC is the successor in interest to ING Funds Distributor, Inc. which was previously known as ING Pilgrim Securities, Inc. and before that was known as Pilgrim America Securities, Inc.

Board

The Board governs the Fund and is responsible for protecting the interests of shareholders.  The Directors are experienced executives who oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund’s performance.

Frequency of Meetings

The Board currently conducts regular meetings four (4) times a year.  The Audit Committee also meets regularly four (4) times per year, and the remaining Committees meet as needed.  In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.  Each Committee listed below operates pursuant to a Charter approved by the Board.

Committees

The Board has established an Audit Committee whose function includes, among other things, meeting with the independent registered public accounting firm of the Fund to review the scope of the Fund’s audit, its financial statements and interim accounting controls, and to meet with management concerning these matters.  The Audit Committee currently consists of five (5) Independent Directors.  The following Directors serve as members of the Audit Committee: Dr. DePrince, Mr. Koch, Dr. Norgaard, Mr. Obermeyer, and Mr. Jones.  Mr. Obermeyer currently serves as Chairperson and Dr. Norgaard currently serves as Vice Chairperson of the Audit Committee.  The Audit Committee held (      ) meetings during the fiscal year ended October 31, 2008.

The Board has established a Contracts Committee whose function is to consider, evaluate and make recommendations to the full Board concerning contractual arrangements with service providers to the Fund and all other matters in which the investment adviser or any affiliated entity has an actual or potential conflict of interest with the Fund or its shareholders.  The Contracts Committee currently consists of five (5) Independent Directors.  The following Directors serve as members of the Contracts Committee: Dr. DePrince, Mr. Koch, Dr. Norgaard, Mr. Obermeyer, and Mr. Jones. Mr. Koch currently serves as Chairperson and Dr. DePrince currently serves as Vice Chairperson of the Contracts Committee.  The Contracts Committee held (      ) meetings during the fiscal year ended October 31, 2008.

The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board.  The Nominating Committee currently consists of five (5) Independent Directors.  The following Directors serve as members of the Nominating Committee: Dr. DePrince, Mr. Koch, Dr. Norgaard, Mr. Obermeyer, and Mr. Jones.  Dr. DePrince currently serves as Chairperson and there is no Vice Chairperson of the Nominating Committee. The Nominating Committee is willing to consider nominations for vacancies received from shareholders in the same manner as it reviews its own nominees.  Shareholders wishing to submit a nomination for Director at an annual or special meeting of shareholders must provide such recommendation in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to the Fund) in writing to the Nominating Committee, c/o the Secretary of the Fund, ING Series Fund, Inc., 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. Any such recommendation made by such shareholder must contain information for the Nominating Committee to make an assessment of the candidate’s suitability for the position of Independent Director.  The Nominating Committee held (      ) meetings during the fiscal year ended October 31, 2008.

The Board has established a Valuation Committee for the purpose of approving fair value determinations at the time they are being considered by management.  The Valuation Committee currently consists of five (5) Independent Directors and two (2) Directors who are “interested persons,” as defined in the 1940 Act.  The following Directors serve as members of the Valuation Committee: Dr. DePrince, Mr. Koch, Dr. Norgaard,

Mr. Obermeyer, Mr. Jones, Mr. Mathews, and Mr. Nelson.  There is not an elected Chairperson or Vice Chairperson of the Valuation Committee.  The Valuation Committee held [    ] meetings during the fiscal year ended October 31, 2008.

The Board has established a Compliance Committee for the purposes of (1) providing oversight with respect to compliance by the Fund and its service providers with applicable laws, regulations and internal policies and procedures affecting the operations of the Funds and (2) to serve as a committee, and in such capacity to receive, retain and act upon reports of evidence of possible material violations of applicable U.S. federal or state securities laws and breaches of fiduciary duty arising under U.S. federal or state laws.  The Compliance Committee currently consists of five (5) Independent Directors.  The following Directors serve as members of the Compliance Committee: Dr. DePrince, Mr. Koch, Dr. Norgaard, Mr. Obermeyer, and Mr. Jones.  Dr. Norgaard currently serves as Chairperson and Mr. Obermeyer currently serves as Vice Chairperson of the Compliance Committee.  The Compliance Committee meets as needed.  The Compliance Committee held  (      ) meetings during the fiscal year ended October 31, 2008.

DIRECTOR OWNERSHIP OF SECURITIES

Set forth in the table below is the dollar range of equity securities owned by each Director for the calendar year ended December 31, 2008.

Name of Director	Dollar Range of shares in the Fund	Aggregate Dollar Range of Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies
Independent Directors
Albert E. DePrince, Jr.	None	Over $100,000 Over $100,000(1)
Russell H. Jones(2)	None	$10,001-$50,000(1)
Sidney Koch	None	Over $100,000
Corine T. Norgaard	None	Over $100,000
Joseph E. Obermeyer	None	Over $100,000(1)
Interested Directors
Shaun P. Mathews(2)	None	Over $100,000 Over $100,000(1)
Rick A. Nelson(2)	None	Over $100,000 Over $100,000(1)

(1)                                  Includes the value of shares in which a Director has an indirect interest through a deferred compensation and/or a 401K plan.

(2)                                  Messrs. Jones, Mathews and Nelson commenced services as Directors effective December 19, 2007.

Independent Director Ownership of Securities

Set forth in the table below is information regarding each Independent Director’s (and his or her immediate family members) share ownership in securities of the Fund’s adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the adviser or principal underwriter of the Fund (not including registered investment companies) as of December 31, 2008.

Name of Director	Name of Owners and Relationship to Director	Company	Title of Class	Value of Securities	Percentage of Class
Albert E. DePrince, Jr.	N/A	N/A	N/A	$—	N/A
Russell H. Jones(1)	N/A	N/A	N/A	$—	N/A
Sidney Koch	N/A	N/A	N/A	$—	N/A
Corine T. Norgaard	N/A	N/A	N/A	$—	N/A
Joseph Obermeyer	N/A	N/A	N/A	$—	N/A

(1)                                  Mr. Jones commenced services as Director effective December 19, 2007.

DIRECTOR COMPENSATION

The Fund pays each Director who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $66,000; (ii) $7,500 for each in person meeting of the Board; (iii) $7,500 for each Contracts Committee attended in person; (iv) $3,500 per attendance of any Committee meeting (except Contracts Committee) held in conjunction with a meeting of the Board and $5,000 for meetings (except Contracts Committee) not held in conjunction with a meeting of the Board; (v) $2,500 per telephonic meeting; (vi) $45,000 annual fee to the Chairperson of the Contracts Committee, $15,000 annual fee to the Chairpersons of the Audit and Compliance Committees, $5,000 annual fee to the Chairperson of the Nominating Committee (for periods in which the Committee has operated); and (vii) $25,000 annual fee to the Vice Chairperson of the Contracts Committee and $7,500 annual fee to the Vice Chairperson of both the Audit and Compliance Committees.  The pro rata share paid by the Fund is based on the Fund’s average net assets as a percentage of the average net assets of all the funds managed by the Adviser for which the Directors serve in common as Directors.

The following table sets forth information provided by the Fund’s adviser regarding estimated future compensation of Directors by the Fund for the fiscal year end on October 31, 2008 and actual compensation of Directors by other funds managed by the adviser and its affiliates for the fiscal year ended October 31, 2007.  Officers of the Company and Directors who are interested persons of the Company do not receive any compensation from the Company or any other funds managed by the adviser or its affiliates.

Compensation Table

Name of Director and Position	Estimated Aggregate Compensation from the Fund	Total Compensation From Registrant and Fund Complex Paid to Directors
Albert E. DePrince, Jr.(1)	$170.12	$212,500
Maria T. Fighetti(1)(2)	$152.11	$190,000
Russell H. Jones(3)	$148.11	N/A
Sidney Koch	$180.13	$225,000
Shaun Mathews(3)	N/A	N/A
Rick Nelson(3)	N/A	N/A
Corine T. Norgaard	$170.12	$212,500
Edward T. O’Dell(1)(4)	N/A	$185,000
Joseph E. Obermeyer(1)	$164.12	$205,000

(1)                                  Includes amounts deferred pursuant to a deferred compensation plan.  During the fiscal year ended October 31, 2007, Dr. DePrince, Messrs. Obermeyer, O’Dell, and Ms. Fighetti deferred $[     ], $[     ], $[     ], and $[     ], respectively, of their compensation from the Fund Complex.

(2)                                  Ms. Fighetti ceased serving as a Director on July 5, 2008.

(3)                                  Messrs. Jones, Mathews and Nelson commenced services as Directors effective December 19, 2007.

(4)                                  Mr. O’Dell retired from the Board effective March 31, 2008.

The Board has adopted a retirement policy under with each Independent Director is subject to mandatory retirement as of the later of (i) the March 31 next occurring after he or she attains the age of 72; and (ii) the date his or her successor is elected or appointed to the Board, provided that each Independent Director under the age of 72 as of March 31, 2002 who held office as of that date may, upon the vote of the other Independent Directors, be granted up to three one-year extensions commencing as of the March 31 next occurring after he or she attains the age of 72.  The Independent Directors voted to grant Mr. Koch the first such extension at the Board meeting held on March 13, 2008.

CODE OF ETHICS

The Fund, the adviser, the sub-adviser and the Distributor have adopted a code of ethics (“Code of Ethics” or written supervisory procedures) governing personal trading activities of all Directors, Officers of the Fund and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or

sale of a security by the Fund or obtain information pertaining to such purchase or sale.   The Code of Ethics is intended to prohibit fraud against the Fund that may arise from personal trading of securities that may be purchased or held by the Fund or of the Fund’s shares.  The Code of Ethics also prohibits short-term trading of the Fund by persons subject to the Code of Ethics.  Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Fund’s Compliance Department and to report all transactions on a regular basis.  The sub-adviser has adopted its own Code of Ethics to govern the personal trading activities of its personnel.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Fund’s portfolio securities.  The procedures provide that fund-of-funds, including the Fund, will “echo” vote their interests in Underlying Funds.  This means that, if the Fund must vote on a proposal with respect to an Underlying Fund, the Fund will vote its interest in that Underlying Fund in the same proportion all other shareholders in the Underlying Fund voted their interests.  The effect of echo voting may be that a small number of shareholders may determine the outcome of a vote. The procedures delegate to the adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest.  In delegating voting authority to the adviser, the Board has also approved the adviser’s proxy voting procedures, which require the adviser to vote proxies in accordance with the Fund’s proxy voting procedures and guidelines.  An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. A copy of the proxy voting procedures and guidelines of the Fund, including procedures of ING Investments, LLC, is attached hereto as Appendix A.  No later than August 31st of each year, information regarding how the Fund voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds’ website (www.ingfunds.com) or by accessing the SEC’s EDGAR database (www.sec.gov).

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

“Control” is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding the Fund without the consent or approval of shareholders.  As of February [    ], 2009, the Directors and Officers of the Company as a group owned less than 1% of the outstanding shares of the Fund.  As of that date to the knowledge of management, no person owned, beneficially or of record, more than 5% of the outstanding shares of any class Fund except as set forth below.  Unless otherwise indicated below, the Company has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Name and Address	Class and record Ownership	Percentage of Class	Percentage of Fund

ADVISER

The investment adviser for the Fund is ING Investments, LLC (“ING Investments” or “Adviser”), which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles.  ING Investments, subject to the authority of the Directors of the Fund, has the overall responsibility for the management of the Fund’s portfolio subject to delegation of certain responsibilities to other investment advisers.   ING Investment Management Co. (“ING IM” or “Sub-Adviser”) serves as Sub-Adviser to the Fund.  ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”) (NYSE:ING).  ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance, and retirement services to over 75 million private, corporate, and institutional clients in more than 50 countries.  With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.  The principal executive offices of ING Groep are located at Amstelveensesweg 500, 1081 KL Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.

On February 26, 2001, the name of the Adviser changed from “ING Pilgrim Investments, Inc.” to “ING Pilgrim Investments, LLC.”  On March 1, 2002, the name of the Adviser was changed from “ING Pilgrim Investments, LLC” to “ING Investments, LLC.”  Prior to March 1, 2002, ING IM served as Adviser to all the Funds.

ING Investments serves pursuant to an investment management agreement (“Investment Advisory Agreement”) between ING Investments and the Company, on behalf of the Fund.  The Investment Advisory Agreement requires ING Investments to oversee the provision of all investment advisory and portfolio management services for the Fund.  Pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”) ING Investments has delegated certain management responsibilities to ING IM for the Fund.  ING Investments oversees the investment management of the ING IM for the Fund.

The Investment Advisory Agreement requires ING Investments to provide, subject to the supervision of the Board, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund’s assets and the purchase or sale of its portfolio securities.  ING Investments also provides investment research and analysis. The Investment Advisory Agreement provides that ING Investments is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, negligence or reckless disregard of its obligations and duties under the Investment Advisory Agreement.

After an initial term of two years, the Investment Advisory Agreement and Sub-Advisor Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a “majority” (as defined in the 1940 Act) of the Fund’s outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not “interested persons” (as defined in the 1940 Act) of ING Investments or ING IM by vote cast in person at a meeting called for the purpose of voting on such approval.

Please see the Fund’s annual shareholder report that will be dated October 31, 2008 for information regarding the basis of the Board’s approval of the investment advisory and investment sub-advisory relationships.

The Investment Advisory Agreement may be terminated without penalty with not less than 60 days’ notice by the Board or by a vote of the holders of a majority of the Fund’s outstanding shares voting as a single class or upon not less than 60 days’ notice by ING Investments.  The Investment Advisory Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

Advisory Fees

ING Investments bears the expense of providing its services and pays the fees of the Sub-Advisers.  For its services, the Fund pays ING Investments, expressed as an annual rate, a monthly fee in arrears equal to the following as a percentage of the Fund’s average daily net assets during the month:

Fund(1)	Annual Advisory Fee
ING Global Target Payment	0.08% on all assets

(1)                                  The Portfolio may seek to achieve a return on un-invested cash or for other reasons, the Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”).  The Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund.  The Portfolio’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

Total Advisory Fees Paid by the Fund

The Fund commenced operations on July 1, 2008.  As a result, no advisory fees were paid for the fiscal years ended October 31, 2007 and 2006.  During the fiscal year ended October  31, 2008, the investment advisory fees were paid as follows:

	October 31,
Fund	2008		2007	2006
ING Global Target Payment	$	[ ]	N/A	N/A

EXPENSE LIMITATION AGREEMENT

ING Investments has entered into an expense limitation agreement with the Fund, pursuant to which ING Investments has agreed to waive or limit its fees.  In connection with these agreements and certain U.S. tax requirements, ING Investments will assume other expenses so that the total annual ordinary operating expenses of the Fund which exclude interest, taxes, brokerage commissions, other investment related costs  extraordinary expenses such as litigation, other expenses not incurred in the normal course of the Fund’s business, and expenses of any counsel or other persons or services retained by the Fund’s Directors who are not “interested persons” (as defined in the 1940 Act) of ING Investments do not exceed the following expense limitations:

Fund	Class A	Class I	Class W
ING Global Target Payment	1.30%	1.05%	1.05%

The Fund may at a later date reimburse ING Investments for management fees waived and other expenses assumed by ING Investments during the previous thirty-six (36) months, but only if, after such reimbursement, the Fund’s expense ratio does not exceed the percentage described above.  ING Investments will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.

The expense limitation agreement provides that these expense limitations shall continue until March 1, 2010.  The expense limitations are contractual and will automatically renew for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement to the lead Independent Director of the Company within ninety (90) days prior to the end of the then-current term or upon termination of the Investment Advisory Agreement.  The expense limitation agreement may also be terminated by the Company, without payment of any penalty, upon ninety (90) days’ prior written notice to ING Investments at its principal place of business.

SUB-ADVISER

The Investment Advisory Agreement for the Fund provides that ING Investments, with the approval of the Board, may select and employ investment advisers to serve as sub-advisers for the Fund, and shall monitor the sub-adviser’s investment programs and results, and coordinate the investment activities of the sub-adviser to ensure compliance with regulatory restrictions. ING Investments pays all of its expenses arising from the performance of its obligations under the Investment Advisory Agreement, including all fees payable to the ING IM, executive salaries and expenses of the Directors and Officers of the Company who are employees of ING Investments or its affiliates.  ING IM pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreement.

Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Company are borne by the Fund, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent registered public accounting firms, transfer agents and dividend disbursing agents, shareholder servicing agents, and custodians;

the expense of obtaining quotations for calculating the Fund’s NAV; taxes, if any, and the preparation of the Fund’s tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Fund under federal and state laws and regulations; expenses of disposition or offering any of the portfolio securities held by the Fund; expenses of printing and distributing annual and semi-annual shareholder reports, notices and proxy materials to existing shareholders; expenses of printing and filing annual and semi-annual shareholder reports and other documents filed with governmental agencies; expenses of annual and special shareholder and director meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors of the Company who are not employees of ING Investments or ING IM, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

The Sub-Advisory Agreement may be terminated without payment of any penalties by ING Investments, the Board, on behalf of the Fund, or the shareholders of the Fund upon 60 days’ prior written notice.  Otherwise, after an initial term, the Sub-Advisory Agreement will remain in effect from year to year, subject to the annual approval of the Board, on behalf of the Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Directors, on behalf of the Fund, who are not parties to the sub-advisory agreement or “interested persons” (as defined in the 1940 Act) of any such party.

On May 24, 2002, the SEC issued an Exemptive Relief Order permitting ING Investments to enter into new investment sub-advisory contracts with a non-affiliated sub-adviser or materially amend an existing sub-advisory agreement, subject to approval by the Board (including a majority of Independent Directors) but without obtaining shareholder approval. The Fund operates in this manner. ING Investments may rely on this exemptive order only if, among other things, the fund’s shareholders have approved the arrangement. The shareholders of the Fund approved these “manager-of-managers” arrangements on March 18, 2008. This authority is subject to certain conditions, including the requirement that the Directors (including a majority of Independent Directors) of the Fund must approve any new or amended Sub-Advisory Agreements with sub-advisers on behalf of the Fund. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders within ninety (90) days of the change. ING Investments remains responsible for providing general management services to the Fund, including overall supervisory responsibility for the general management and investment of the Fund’s assets, and, subject to the review and approval of the Board, will among other things: (i) set the Fund’s overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the Fund’s assets; (iii) when appropriate, allocate and reallocate the Fund’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Fund’s investment objectives, policies, and restrictions.

Pursuant to the Sub-Advisory Agreement between ING Investments and ING IM, ING IM acts as Sub-Adviser to the Fund.  In this capacity, ING IM, subject to the supervision and control of ING Investments and the Board, on behalf of the Fund,  manages the Fund’s portfolio investments consistently with the Fund’s investment objective, and executes the Fund’s investment policies that it deems appropriate to utilize from time to time.  Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by ING Investments.  ING IM’s principal address is 230 Park Avenue, New York, New York 10169.  ING IM is an affiliate of ING Investments and an indirect, wholly-owned subsidiary of ING Groep.

The Sub-Advisory Agreement may be terminated without payment of any penalties by the Adviser, the Directors, on behalf of the Fund, or the shareholders of the Fund upon 60 days prior written notice.

Sub-Advisory Fees

As compensation to the Sub-Adviser for its services, ING Investments pays the Sub-Adviser a monthly fee in arrears equal to the following as a percentage of the Fund’s average daily net assets managed during the month.

Fund(1)	Sub-Advisory Fee
ING Global Target Payment	0.036%

(1)       The Fund may seek to achieve a return on un-invested cash or for other reasons, the Fund may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”).  The Fund’s purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market Fund.  The Fund’s Sub-Adviser will waive its fee in an amount equal to the sub-advisory fee received by the sub-adviser of the ING Money Market Fund in which the Fund invests resulting from the Fund’s investment into the ING Money Market Fund.

Sub-Advisory Fees Paid

The Fund commenced operations on July 1, 2008.  As a result, no sub-advisory fees were paid for the fiscal years ended October 31, 2007 and 2006.  During the fiscal year ended October 31, 2008, the investment sub-advisory fees were paid as follows:

	October 31,
Fund	2008		2007	2006
ING Global Target Payment	$	[ ]	N/A	N/A

PORTFOLIO MANAGER

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of June 30, 2008.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts(1)	Total Assets (in billions)
Paul Zemsky	51	$14,605,429,046	4	$137,734,493	1	$10,358

(1)  One of these Accounts with Total Assets of $744,722,106 has an advisory fee that is also based on the performance of the Account

Potential Material Conflicts of Interest

Potential conflicts of interest may arise in the management of the Funds.  ING Investments and ING IM may be subject to competing interests that have the potential to influence its decision making with regard to the allocation of the Fund’s assets.  For example, one Underlying Fund may pay advisory fees that are higher than others, and some Underlying Funds may have a sub-adviser that is affiliated with ING Investments, while others do not.

ING Investments may also subsidize the expenses of some of the Underlying Funds but not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that fund or to ING Investments or an affiliate or may believe that an Underlying Fund may benefit from additional assets. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than the Fund.

 ING Investments has informed the Fund’s Board that it has developed an investment process that it believes will ensure the Fund is managed in the best interests of the shareholders of the Fund.

Compensation

For Paul Zemsky, the portfolio manager (“Portfolio Manager”) for the Fund, compensation consists of (a) fixed base salary; (b) bonus which is based on ING IM performance, one and three year pre-tax performance of the accounts the portfolio manager is primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

The Portfolio Manager for the Fund is also eligible to participate in an annual cash incentive plan.  The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention of top talent.  As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators.  Investment performance is measured on both relative and absolute performance in all areas.  ING IM has defined indices (the Dow Jones Global Market Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards measure investment performance versus peer groups over one- and three-year periods and year-to-date net cash flow (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments) for all accounts managed by the team.  The results for overall ING IM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Based on job function, internal comparators and external market data, the portfolio manager participates in the ING Long-Term Incentive Plan.  Plan awards are based on the current year’s performance as defined by the ING IM component of the annual incentive plan.  The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

If the Portfolio Manager’s fixed base salary compensation exceeds a particular threshold, he may participate in ING’s deferred compensation plan.  The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate.  Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Fund owned by the Portfolio Manager as of October 31, 2008, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Paul Zemsky	ING Global Target Payment	None

RULE 12b-1 PLANS

Fund shares are distributed by the Distributor.  With respect to Class A shares of the Fund, the Distributor is paid an annual fee at the rate of 0.25% of the value of average daily net assets attributable to those shares under the Distribution and Shareholder Services Plan adopted by the Company pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”).  The Fund does not have a distribution plan for Class I and Class W shares.  The fee for a specific class may be used to pay securities dealers (which may include the principal underwriter itself) and other financial institutions and organizations for servicing shareholder accounts.  To the extent not used for servicing shareholder accounts, the fee may be paid to cover expenses incurred in promoting the sale of that class of shares, including: (a) the costs of printing and distributing to prospective investors prospectuses, statements of additional information and sales literature; (b) payments to investment professionals and other persons to obtain various distribution and/or administrative services for the Fund; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed distribution fees and contingent deferred sales charges.  The Distributor may re-allow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.  Payments under the Rule 12b-1 Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.

The Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under each Rule 12b-1 Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether each Plan should be continued.  The terms and provisions of the Rule 12b-1 Plans relating to required reports, term, and approval are consistent with the requirements of Rule 12b-1.

The Rule 12b-1 Plans continue from year to year from their inception dates, provided such continuance is approved annually by vote of the Board, including a majority of Independent Directors.  The Rule 12b-1 Plans may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval. All amendments to the Rule 12b-1 Plans must be approved by the Board in the manner described above for annual renewals.  The Rule 12b-1 Plans may be terminated at any time, without penalty, by vote of a majority of the Independent Directors upon not more than thirty (30) days’ written notice to any other party to the Rule 12b-1 Plans. All persons who are under common control with the Fund could be deemed to have a financial interest in the Rule 12b-1 Plans.  No other interested person of the Fund has a financial interest in the Rule 12b-1 Plans.

In approving the Rule 12b-1 Plans, the Board considered all the features of the distribution system, including: (1) the advantages to the shareholders of economies of scale resulting from growth in the Fund’s assets and potential continued growth; (2) the services provided to the Fund and its shareholders by the Distributor; and (3) the Distributor’s shareholder distribution-related expenses and costs.  In this regard, the Board considered organizational and personnel changes at ING IM during the past year that are expected to enhance the quality of its investment operations.

ING Investments, the Sub-Adviser or their affiliates may make payments to securities dealers that enter into agreements providing the Distributor with preferential access to registered representatives of the securities dealer.  These payments may be in an amount up to 0.07% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) and the selling broker-dealer.

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the Fund paid to the Distributor for the fiscal year ended October 31, 2008 were as follows:

Distribution Expenses		Class A	Class B	Class C	Class I	Class W
Advertising	$
Printing	$
Salaries & Commissions	$
Broker Servicing	$
Miscellaneous	$
Total	$

ADMINISTRATOR

ING Funds Services, LLC (“Administrator”) serves as administrator for the Fund pursuant to an Administration Agreement with the Company.  The Administrator is an affiliate of ING Investments.  The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.  Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Fund’s business, except for those services performed by ING Investments under the Investment Advisory Agreement, the Sub-Adviser under the Sub-Advisory Agreement, the custodian for the Fund under the Custodian Agreement, the transfer agent for the Fund under the Transfer Agency Agreement, and such other service providers as may be retained by the Funds from time to time.  The Administrator acts as a liaison among these service providers to the Fund.  The Administrator is also responsible for ensuring that the Fund operates in compliance with applicable legal requirements and for monitoring ING Investments for compliance with requirements under applicable law and with the investment policies and restrictions of the Fund.

The Administration Agreement may be cancelled by the Board, without payment of any penalty, by a vote of a majority of the Directors upon sixty (60) days’ written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty, upon sixty (60) days’ written notice to the Company.

For its services, the Administrator is entitled to receive from the Fund a fee at an annual rate of 0.10% of the Fund’s average daily net assets.

Administrative Fees Paid

The Fund commenced operations on July 1, 2008.  As a result, no sub-advisory fees were paid for the fiscal years ended October 31, 2007 and 2006.  During the fiscal year ended October 31, 2008, the investment sub-advisory fees were paid as follows:

	October 31,
Fund	2008		2007	2006
ING Global Target Payment	$	[ ]	N/A	N/A

CUSTODIAN

The Bank of New York Mellon Corporation (formerly, The Bank of New York), One Wall Street, New York, New York 10286, serves as custodian of the Fund.  The custodian does not participate in determining the investment policies of the Fund or in deciding which securities are purchased or sold by the Fund.  The Fund may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.  For portfolio securities that are purchased and held outside the United States, The Bank of New York Mellon Corporation has entered into sub-custodian arrangements (which are designed to comply with Rule 17f-5 under the 1940 Act) with certain foreign banks and clearing agencies.

LEGAL COUNSEL

Legal matters for the Company are passed upon by Goodwin Procter LLP, Exchange Place, 53 State Street, Boston, Massachusetts 02109.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP serves as the independent registered public accounting firm for the Funds.  KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with the review of SEC filings.  KPMG LLP is located at 99 High Street, Boston, Massachusetts 02110.

TRANSFER AGENT

DST Systems, Inc, 330 West 9th Street, Kansas City, Missouri 64105-1514 serves as the transfer agent and dividend-paying agent to the Fund.

BROKERAGE ALLOCATION AND TRADING POLICIES

Portfolio Transactions

The Adviser or Sub-Adviser for the Fund places orders for the purchase and sale of investment securities for the Fund pursuant to authority granted in the relevant Investment Advisory Agreement or Sub-Advisory Agreement.  Subject to policies and procedures approved by the Fund’s Board, the Adviser or Sub-Adviser has discretion to make decisions relating to placing these orders including, where applicable, selecting the brokers or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic trading network (“ECN”) or alternative trading system (“ATS”).

In situations where the Sub-Adviser resigns or the Adviser otherwise assumes day to day management of the Fund pursuant to its Investment Advisory Agreement with the Fund, the Adviser will perform the services described herein as being performed by the Sub-Adviser.

How Securities Transactions are Effected

Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services.  In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed.  Securities traded in the over-the-counter markets (such as fixed-income securities and some equity securities) are generally traded on a “net” basis with market makers acting as dealers; in these transactions, the dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.  Transactions in certain over-the counter securities also may be effected on an agency basis when, in the Adviser’s or Sub-Adviser’s opinion, the total price paid (including commission) is equal to or better than the best total price available from a market maker.  In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.  On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.  The Adviser or Sub-Adviser may also place trades using an ECN or ATS.

How the Sub-Adviser Selects Broker-Dealers

The Adviser or Sub-Adviser has a duty to seek to obtain best execution of the Fund’s orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances.  In selecting brokers and dealers to execute trades, the Adviser or Sub-Adviser may consider both the characteristics of the trade and the full range and quality of the brokerage services available from eligible broker-dealers.  This consideration often involves qualitative as well as quantitative judgments.  Factors relevant to the nature of the trade may include, among others, price (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order, potential market impact, and the need for confidentiality, speed, and certainty of execution.  Factors relevant to the range and quality of brokerage services available from eligible brokers and dealers may include, among others, the firms’ execution, clearance, settlement, and other operational facilities; willingness and ability to commit capital or take risk in positioning a block of securities, where necessary; special expertise in particular securities or markets; ability to provide liquidity, speed and anonymity; the nature and quality of other brokerage and research services provided to the Adviser or Sub-Adviser (consistent with the “safe harbor” described below); and the firms’ general reputation, financial condition and responsiveness to the Adviser or Sub-Adviser, as demonstrated in the particular transaction or other transactions.  Subject to its duty to seek best execution of the Fund’s orders, the Adviser or Sub-Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of the Fund.  Under these programs, the participating broker-dealers will return to the Fund (in the form of a credit to the Fund) a portion of the brokerage commissions paid to the broker-dealers by the Fund.  These credits are used to pay certain expenses of the Fund.  These commission recapture payments benefit the Fund and not the Adviser or Sub-Adviser.

The Safe Harbor for Soft Dollar Practices

In selecting broker-dealers to execute a trade for the Fund, the Adviser or Sub-Adviser may consider the nature and quality of brokerage and research services provided to the Adviser or Sub-Adviser as a factor in evaluating the most favorable overall terms reasonably available under the circumstances.  As permitted by Section 28(e) of the 1934 Act, the Adviser or Sub-Adviser may cause the Fund to pay a broker-dealer a commission for effecting a securities transaction for the Fund that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Adviser or Sub-Adviser makes a good faith determination that the broker’s commission paid by the Fund is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Adviser’s or Sub-Adviser’s overall responsibilities to the Fund and its other investment advisory clients.  The practice of using a portion of the Fund’s commission dollars to pay for brokerage and research services provided to the Adviser or Sub-Adviser is sometimes referred to as “soft dollars.”  Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Adviser’s or Sub-Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Brokerage and Research Products and Services Under the Safe Harbor – Research products and services may include, but are not limited to, general economic, political, business  and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earning estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives.  Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to, related communication and connectivity services and equipment, software related to order routing, market access, algorithmic trading, and other trading activities.   On occasion, a broker-dealer may furnish the Adviser or Sub-Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities).  In this case, the Adviser or Sub-Adviser is required to reasonably allocate the cost of the service so that any portion of the service that does not qualify for the safe harbor is paid for by the Adviser or Sub-Adviser from its own funds, and not by portfolio commissions paid by the Fund.

Benefits to the Adviser or Sub-Adviser - Research products and services provided to the Adviser or Sub-Adviser by broker-dealers that effect securities transactions for the Fund may be used by the Adviser or Sub-Adviser in servicing all of its accounts.  Accordingly, not all of these services may be used by the Adviser or Sub-Adviser in connection with the Fund.  Some of these products and services are also available to the Adviser or Sub-Adviser for cash and some do not have an explicit cost or determinable value.  The research received does not reduce the advisory fees paid to the Adviser or the sub-advisory fees payable to the Sub-Adviser for services provided to the Fund.  The Adviser’s or Sub-Adviser’s expenses would likely increase if the Adviser or Sub-Adviser had to generate these research products and services through its own efforts or if it paid for these products or services itself.

Broker-Dealers that are Affiliated with the Adviser or Sub-Adviser

Portfolio transactions may be executed by brokers affiliated with the ING Groep, the Adviser, or the Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

The placement of portfolio brokerage with broker-dealers who have sold shares of the Fund is subject to rules adopted by the SEC and the Financial Industry Regulatory Authority (“FINRA”).  Under these rules, the Sub-Adviser may not consider a broker’s promotional or sales efforts on behalf of the Fund when selecting a broker-dealer for Fund portfolio transactions and neither the Fund, nor a Sub-Adviser, may enter into an agreement under which the Fund directs brokerage transactions (or revenue generated from such transactions) to a broker-dealer to pay for distribution of Fund shares.  The Fund has adopted policies and procedures, approved by the Board, that are designed to attain compliance with these prohibitions.

Principal Trades and Research

Purchases of securities for the Fund also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Fund will be holding.  Dealers and underwriters usually act as principals for their own account.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

More Information About Trading in Fixed-Income Securities

Purchases and sales of fixed-income securities will usually be principal transactions.  Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price.  The Fund may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer.  Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions.  The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities, it is the policy of the Fund to obtain the best results while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While the Adviser or Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily pay the lowest spread or commission available.

Transition Management

Changes in the Sub-Adviser, investment personnel, reorganizations or mergers of the Fund may result in the sale of a significant portion or even all of the Fund’s portfolio securities.  This type of change generally will increase trading costs and the portfolio turnover for the Fund.  The Fund, the Adviser, or the Sub-Adviser may engage a broker-dealer to provide transition management services in connection with a change in Sub-Adviser, a reorganization, or other changes.

Allocation of Trades

Some securities considered for investment by the Fund may also be appropriate for other clients served by the Fund’s Sub-Adviser.  If the purchase or sale of securities consistent with the investment policies of the Fund and one or more of these other clients is considered at or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among the Fund and such other clients in a manner deemed fair and equitable, over time, by the Sub-Adviser and consistent with the Sub-Adviser’s written policies and procedures.  The Sub-Adviser may use different methods of allocating the results aggregated trades.  The Sub-Adviser’s relevant policies and procedures and the results of aggregated trades in which the Fund participated are subject to periodic review by the Board.  To the extent the Fund seeks to acquire (or dispose of) the same security at the same time, the Fund may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security.  It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  However, over time, the Fund’s ability to participate in aggregate trades is expected to provide better execution for the Fund.

Cross-Transactions

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the condition of Rule 17a-7 under the 1940 Act and conditions of the policy.

The Fund commenced operations on July 1, 2008.  As a result, no brokerage commissions were paid for the fiscal years ended October 31, 2007 and 2006.  During the fiscal year ended October 31, 2008, the brokerage commission fees were paid as follows:

	October 31,
Fund	2008		2007	2006
ING Global Target Payment	$	[ ]	N/A	N/A

The Fund commenced operations on July 1, 2008.  As a result, no brokerage commissions were paid to firms that also provided research, statistical, or other services for the fiscal years ended October 31, 2007 and 2006.  During the fiscal year ended October 31, 2008, the brokerage commissions paid to firms that also provided research, statistical, or other services fees were paid as follows:

	October 31,
Fund	2008		2007	2006
ING Global Target Payment	$	[ ]	N/A	N/A

PURCHASE AND REDEMPTION OF SHARES

A complete description of the manner in which the shares may be purchased, redeemed or exchanged appears in the Class A, Class I and Class W shares’ respective Prospectuses under “Shareholder Guide.”

Class I and Class W shares of the Company are purchased and redeemed at the applicable NAV next determined after a purchase or redemption order is received, as described in the Prospectus.  Class A shares of the Company are purchased at the applicable NAV next determined after a purchase order is received less any applicable front-end sales charge and redeemed at the applicable NAV next determined adjusted for any applicable CDSC after a redemption request is received, as described in the Prospectus.

Except as provided below, payment for shares redeemed will be made within seven days (or the maximum period allowed by law, if shorter) after the redemption request is received in proper form by the transfer agent.  The right to redeem shares may be suspended or payment therefore postponed for any period during which (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists, as determined by the SEC, as a result of which (i) disposal by the Fund of securities owned by it is not reasonably practicable; (ii) it is not reasonably practicable for the Fund to determine fairly the value of its net assets; or (c) the SEC by order so permits for the protection of shareholders of the Fund.

Certain brokers or other designated intermediaries such as third party administrators or plan trustees may accept purchase and redemption orders on behalf of the Fund.  The transfer agent will be deemed to have received such an order when the broker or the designee has accepted the order.  Customer orders are priced at the NAV next computed after such acceptance.  Such order may be transmitted to the Fund or its agents several hours after the time of the acceptance and pricing.

If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of Fund shares.

The Fund has the right to satisfy redemption requests by delivering securities from its investment portfolio rather than cash when it decides that distributing cash would not be in the best interests of shareholders.  However, the Fund is obligated to redeem its shares solely in cash up to an amount equal to the lesser of $250,000 or 1% of its net assets for any one shareholder of the Fund in any 90-day period.  To the extent possible, the Fund will distribute readily marketable securities, in conformity with applicable rules of the SEC.  In the event such redemption is requested by institutional investors, the Fund will weigh the effects on non-redeeming shareholders in applying this policy.  Securities distributed to shareholders may be difficult to sell and may result in additional costs to the shareholders.

Purchases and exchanges should be made for investment purposes only.  The Fund reserves the right to reject any specific purchase or exchange request.  In the event the Fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed until the Fund receives further redemption instructions.

Front-end Sales Charge Waivers

Front-end sales charges will not apply if you are buying Class A shares with proceeds from the following sources:

Redemptions from any ING -advised Fund if you:

•      Originally paid a front-end sales charge on the shares; and

•      Reinvest the money within 90 days of the redemption date.

The Fund’s front-end sales charges will also not apply to Class A purchases by:

1.                                       Employees of ING Groep and its affiliates (including retired employees and members of employees’ and retired employees’ immediate families and board members and their immediate families), FINRA registered representatives of the Distributor or any affiliated broker-dealer (including members of their immediate families) purchasing shares for their own accounts, and members of the Board (including their immediate families).

2.                                       Investors who purchase Fund shares with redemption proceeds received in connection with a distribution from a retirement plan investing either: (1) directly in any Fund or through an unregistered separate account sponsored by ING Life and Annuity Company (“ILIAC”) or any successor thereto or affiliate thereof; or (2) in a registered separate account sponsored by ILIAC or any successor thereto or affiliate thereof but only if no deferred sales charge is paid in connection with such distribution and the investor receives the distribution in connection with a separation from service, retirement, death or disability.

3.                                       Certain trust companies and bank trust departments investing on behalf of their clients.

4.                                       Certain retirement plans that are sponsored by an employer and have plan assets of $500,000 or more.

5.                                       Current employees of broker-dealers and financial institutions that have entered into a selling agreement with the Distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares) and their immediate family members, as allowed by the internal policies of their employer.

6.                                       Registered investment companies.

7.                                       Insurance companies (including separate accounts).

8.                                       Shareholders of the Adviser Class at the time such shares were re-designated as Class A shares.

9.                                       Certain executive deferred compensation plans.

Contingent Deferred Sales Charge

Certain Class A shares are subject to a CDSC, as described in the Prospectus.  For shareholders opening accounts on or after March 1, 2002, there is no CDSC imposed on:

•                  redemptions of shares purchased through reinvestment of dividends or capital gains distributions; and

•                  shares purchased more than one year prior to the redemption.

CDSC Waivers

The CDSC will be waived for:

•                  exchanges to other Funds of the same class;

•                  redemptions following the death or disability of the shareholder or beneficial owner;

•                  redemptions related to distributions from retirement plans or accounts under Code Section 403(b) after you attain age 70½;

•                  tax-free returns of excess contributions from employee benefit plans;

•                  distributions from employee benefit plans, including those due to plan termination or plan transfer; and

•                  redemptions made in connection with the Automatic Cash Withdrawal Plan (see Shareholder Services and Other Features), provided that such redemptions:

•                  are limited annually to no more than 12% of the original account value;

•                  are made in equal monthly amounts, not to exceed 1% per month; and

•                  the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $10,000.

Letter of Intent

You may qualify for a reduced sales charge when you buy Class A shares as described in the Prospectus.  At any time, you may file with the Company a signed shareholder application with the Letter of Intent section completed.  After the Letter of Intent is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent.  Sales charge reductions are based on purchases in more than one Fund and will be effective only after notification to the Distributor that the investment qualifies for a discount.  Your holdings in the Fund acquired within 90 days of the day the Letter of Intent is filed, will be counted towards completion of the Letter of Intent and will be entitled to a retroactive downward adjustment in the sales charge.  Such adjustment will be made by the purchase of additional shares in an equivalent amount.

Five percent (5%) of the amount of the total intended purchase will be held by the transfer agent in escrow until you fulfill the Letter of Intent.  If, at the end of the 13-month period, you have not met the terms of the

Letter of Intent an amount of shares equal to the difference owed will be deducted from your account.  In the event of a total redemption of the account before fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.

If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased during the period.  The upward adjustment will be paid with shares redeemed from your account.

Right of Accumulation/Cumulative Quantity Discount

A purchaser of Class A shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other Class A shares of the funds already owned.  To determine if you may pay a reduced front-end sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of your other Class A shares, as well as those Class A shares of your spouse and children under the age of 21.  If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts invested in Class A shares of the Funds. Companies with one or more retirement plans may add together the total plan assets invested in Class A shares of the Fund to determine the front-end sales charge that applies.

To qualify for the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide the Company with sufficient information to verify that the purchase qualifies for the privilege or discount.  The shareholder must furnish this information to the Company when making direct cash investments.

SHAREHOLDER ACCOUNTS AND SERVICES

Shareholder Accounts and Services Systematic Investment

The Systematic Investment feature, using the Electronic Funds Transfer (“EFT”) capability, allows you to make automatic monthly investments in the Fund.  On the application, you may select the amount of money to be moved and the Fund in which it will be invested.  In order to elect EFT, you must first have established an account, subject to the minimum amount specified in the Prospectuses.  Thereafter, the minimum monthly Systematic Investment is currently $50 per Fund, and we reserve the right to increase that amount.  EFT transactions will be effective 15 days following the receipt by the Transfer Agent of your application.  The Systematic Investment feature and EFT capability will be terminated upon total redemption of your shares.  Payment of redemption proceeds will be held until a Systematic Investment has cleared, which may take up to 12 calendar days.

Shareholder Information

The Fund’s transfer agent will maintain your account information.  Account statements will be sent at least quarterly. A Form 1099 generally will also be sent each year by January 31.  Annual and semiannual shareholder reports will also be sent to shareholders.  The transfer agent may charge you a fee for special requests such as historical transcripts of your account and copies of cancelled checks.

Consolidated statements reflecting current values, share balances and year-to-date transactions generally will be sent to you each quarter.  All accounts identified by the same social security number and address will be consolidated.  For example, you could receive a consolidated statement showing your individual and IRA accounts.  With the prior permission of the other shareholders involved, you have the option of requesting that accounts controlled by other shareholders be shown on one consolidated statement.  For example, information on your individual account, your IRA, your spouse’s individual account and your spouse’s IRA may be shown on one consolidated statement.

Automatic Cash Withdrawal Plan

A CDSC may be applied to withdrawals made under this plan.  The Automatic Cash Withdrawal Plan permits you to have payments of $100 or more automatically transferred from a Fund to your designated bank account on a monthly basis.  To enroll in this plan, you must have a minimum balance of $10,000 in the Fund ($250,000 in the case of Class I shares).  Your automatic cash withdrawals will be processed on a regular basis beginning on or about the first day of the month.  There may be tax consequences associated with these transactions.  Please consult your tax adviser.

Cross Investing

Cross investing may only be made in the Fund that has been previously established with the minimum investment.  To request information or to initiate a transaction under either or both of these features, please call 1-866-BUY-FUND (866-289-3863).

Dividend Investing. You may elect to have dividend and/or capital gains distributions automatically invested in the same class of one other Fund.

Systematic Exchange. You may establish an automatic exchange of shares from one Fund to another.  The exchange will occur on or about the 15th day of each month and must be for a minimum of $50 per month.  Because this transaction is treated as an exchange, the policies related to the exchange privilege apply.  There may be tax consequences associated with these exchanges.  Please consult your tax adviser.

Signature Guarantee

A signature guarantee is verification of the authenticity of the signature given by certain authorized institutions.  The Company requires a medallion signature guarantee for redemption requests in amounts in excess of $100,000.  In addition, if you wish to have your redemption proceeds transferred by wire to your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a medallion signature guarantee with your written redemption instructions regardless of the amount of redemption.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association.  The three recognized medallion programs are Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchanges Medallion Program (“SEMP”) and New York Stock Exchange, Inc.  Medallion Signature Program (“NYSE MSP”).  Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.  Please note that signature guarantees are not provided by notaries public.  The Company reserves the right to amend or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request.

NET ASSET VALUE

As noted in the Prospectuses, the NAV and offering price of each class of the Fund’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the NYSE (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in sixty (60) days or less will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. (See “Net Asset Value” in the Shareholder Guide and Information for Investors sections of each Prospectus.) The long-term debt obligations held in the Fund’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Fund’s Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of the Fund’s Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Fund related to registration of the security, as well as factors relevant to the issuer itself.  Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Fund determines its NAV or if the foreign exchange closes prior to the time the Fund determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of the Fund’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund. In calculating the Fund’s NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV.  In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures.   Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the United States and other markets, corporate announcements, natural and other disasters, and political and other events.  Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuation suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the regular trading on the NYSE will not be reflected in the Fund’s NAV.

Options on securities, currencies, futures, and other financial instruments purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC Options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of the Fund’s total assets. The Fund’s liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund’s net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of the Fund, all class-specific liabilities incurred or accrued are deducted from the class’ net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

The per share NAV of Class A shares generally will be higher than the per share NAV of shares of the other classes as they reflect daily expense accruals of higher service fees. It is expected, however, that the per share NAV of the classes will tend to converge immediately after the payment of dividends or distributions that will differ by approximately the amount of the expense accrual differentials between the classes.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Fund. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectuses.

TAX CONSIDERATIONS

The following discussion summarizes certain U.S. federal income tax considerations generally affecting the Fund and its shareholders.  This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Fund.  This discussion is based on the Code, U.S. Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this SAI, all of which are subject to change, which change may be retroactive.

The Fund intends to elect to qualify as a regulated investment company (“RIC”) under the provisions of Subchapter M of the Code.  If the Portfolio qualifies as a RIC and complies with the appropriate provisions of the Code, it will be relieved of federal income tax on the amounts of income it distributes.

To qualify for treatment as a RIC, the Fund generally must, among other things:  (a) derive, in each taxable year, at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities and gains from the sale of other disposition of foreign currencies, net income dividend from an interest in a qualified publicly traded partnership, or other income (including gains from certain options, futures contracts and forward contracts) derived with respect to the Fund’s business of investing in securities or foreign currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited in respect of any one issuer to an amount not greater than 5% of the value of Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, of any two or more issuers that the Fund controls and that are engaged in the same business or similar or related businesses or of qualified publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (consisting generally of  dividends and interest but is computed without regard to capital gain dividends and exempt interest dividends) each taxable year.

The U.S. Treasury Department is authorized to issue regulations providing that foreign currency gains that are not directly related to the Fund’s principal business of investing in stock or securities (or options and futures with respect to stock or securities) will be excluded from the income which qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.

As a RIC, the Fund generally will be relieved of liability for U.S. federal income tax on that portion of its investment company taxable income and net realized capital gains which it distributes to its shareholders.  Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax.  To prevent application of the excise tax, the Fund currently intends to make distributions in accordance with the calendar year distribution requirement.

If, in any taxable year, the Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.  In addition, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends (which may be eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income or as qualifying dividends eligible for a reduced rate of tax as discussed below.  If the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC.  Moreover, if the Fund failed to qualify as a RIC for a period greater than one taxable year, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.

Distributions

Dividends of investment company taxable income (including short-term capital gains) are generally taxable to shareholders as ordinary income.  Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent that such distributions are attributable to the Fund’s dividend income from U.S. corporations, and if other applicable requirements are met.  However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction.  The distributions also may be eligible for federal income taxation at long-term capital gain rates in cases of shareholders to the extent attributable to the Fund’s qualified dividend income from U.S. and certain foreign corporations and other applicable requirements are met.  Distributions of net capital gains (the excess of net long-term capital gain over net short-term capital losses) designated by the Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund’s shares have been held by a shareholder.  Net capital gains from assets held for one year or less will be taxed as ordinary income.  Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of the Fund.  Any distributions that are not from the Fund’s investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales and on certain qualifying dividends on corporate stock.  The rate reductions do not apply to corporate taxpayers.  The Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends derived by the Fund from an Underlying Fund that would be eligible for the lower maximum rate.  A shareholder and the Fund would also have to satisfy a sixty (60) day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate.  Distributions of earnings from an Underlying Fund to the Fund of non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. Note that distributions of earnings from dividends paid by “qualified foreign corporations” to an Underlying Fund which is thereafter distributed to the Fund can also qualify for the lower tax rates on qualifying dividends.  Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the United States, and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements.  Passive foreign investment companies are not treated as “qualified foreign corporations.” The lower rates on long-term capital gains and qualifying dividends are currently scheduled to apply through 2010.  In the absence of further Congressional action, for calendar years after 2010, the maximum rate on long-term capital gains for individual taxpayers would increase to 20% and income from dividends would be taxed at the rates applicable to ordinary income.

Dividends, including capital gain dividends, declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Distributions by the Fund reduce the NAV of the Fund shares.  Should a distribution reduce the NAV below a shareholder’s cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital.  In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by the Fund.  The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

The Fund will not be able to offset gains distributed by one Underlying Fund in which it invests against losses in another Underlying Fund in which the Fund invests. Redemptions of shares in an Underlying Fund, including those resulting from changes in the allocation among Underlying Funds, could also cause additional distributable gains to shareholders of the Fund.  A portion of any such gains may be short-term capital gains that would be distributable as ordinary income to shareholders of the Fund.  Further, a portion of losses on redemptions of shares in the Underlying Funds may be deferred under the wash sale rules.  As a result of these factors, the use of the fund-of-funds structure by the Fund could therefore affect the amount, timing and character of distributions to shareholders.  The Fund will also not be able to pass through from the Underlying Funds any potential benefit from the foreign tax credit or income from certain federal obligations (that may be exempt from state tax).

Original Issue Discount and Market Discount

Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount.  Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity.  Although no cash income is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

Some of the debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such debt securities, if any.  This additional discount represents market discount for federal income tax purposes.  The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security.  If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which such Fund owns an interest in such debt security and receives a principal payment on it.  In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been included in income.  In general the amount of market discount that must be included for each period is equal to the lesser of: (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account); or (ii) the amount of the principal payment with respect to such period.  Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

Foreign Currency Transactions

Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss.  Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss.  These gains and losses, referred to under the Code as “Section 988” gains and losses, may increase or decrease the amount of a Fund’s net investment income to be distributed to its shareholders as ordinary income.

Passive Foreign Investment Companies

An Underlying Fund may invest in stock of foreign companies that are classified under the Code as passive foreign investment companies (“PFICs”).  In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.  Under the PFIC rules, an “excess distribution” received with respect to PFIC stock is treated as having been realized ratably over the period during which an Underlying Fund held the PFIC stock.  An Underlying Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Underlying Fund’s holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Underlying Fund distributes the corresponding income to shareholders.  Gain from the sale of PFIC stock as well as certain distributions from a PFIC are treated as excess distributions.  All excess distributions are taxable as ordinary income.

An Underlying Fund may be able to elect alternative tax treatment with respect to PFIC stock.  Under an election that currently may be available, an Underlying Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC.  If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply.  Alternatively, another election may be available that involves marking to market the Underlying Fund’s PFIC stock at the end of each taxable year with the result that unrealized gains are treated as though they were realized and are reported as ordinary income; any mark-to-market losses, as well as loss from an actual disposition of PFIC stock, are reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject an Underlying Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.  Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”  In addition, each Underlying Fund will be subject to federal income tax on a portion of any “excess distribution” received on any gain on a disposition of the shares of an Underlying Fund, plus interest thereon, even if the Underlying Fund distributes the PFIC income to shareholders.

Foreign Withholding Taxes

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries.  If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to “pass through” to the Fund’s shareholders the amount of foreign income and similar taxes paid by the Fund.  Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his/her pro rata share of the foreign taxes paid by the Fund, and will be entitled either to deduct (as an itemized deduction) his/her pro rata share of foreign income and similar taxes in computing his/her taxable income or to use it as a foreign tax credit against his/her U.S. federal income tax liability, subject to limitations.  No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below).  Each shareholder will be notified within sixty (60) days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.  Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualifying dividends.”

Generally, a credit for foreign taxes is subject to the limitations that it may not exceed the shareholder’s U.S. tax attributable to his foreign source taxable income.  For this purpose, if the pass-through election is made, the source of the Fund’s income flows through to its shareholders.  With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources.  The limitation on foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Fund.  Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund.  The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income.  The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than sixteen (16) days (forty-six (46) days in the case of preferred shares) during the thirty-one (31) day period (ninety-one (91) day period for preferred shares) beginning fifteen (15) days (forty-five (45) days for preferred shares) before the shares become ex-dividend.  If the Fund is not eligible to make the election to “pass-through” to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by the Fund will be treated as U.S. source income.

The taxation of equity options (including options on narrow-based stock indices) and OTC Options on debt securities is governed by Section 1234 of the Code.  Pursuant to Section 1234 of the Code, with respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long term, depending upon the holding period of the option.  If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period of the option.  If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options and financial contracts in which the Fund and the Underlying Funds may invest are “Section 1256 contracts.”  Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”); however, foreign currency gains or losses (as discussed below)

arising from certain Section 1256 contracts may be treated as ordinary income or loss.  Also, Section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized.

Generally, the hedging transactions undertaken by a Fund may result in “straddles” for U.S. federal income tax purposes.  The straddle rules may affect the character of gains (or losses) realized by a Fund.  In addition, losses realized by a Fund on positions that are part of the straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized.  Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear.  The hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

A Fund may make one or more of the elections available under the Code which are applicable to straddles.  If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made.  The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property.  Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments.  Constructive sale treatment does not apply to certain transactions if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the sixty (60) day period beginning on the day such transaction was closed, if certain conditions were met.

Under recently enacted tax law, certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to “qualifying dividend,” to instead be taxed at the tax rate of tax applicable to ordinary income.

Requirements relating to each Fund’s tax status as a RIC may limit the extent to which a Fund will be able to engage in transactions in options and foreign currency forward contracts.

Short Sales and Short Sales Against the Box

If an Underlying Fund sells securities short “against the box,” unless certain constructive sale rules (discussed above) apply, it may realize a capital gain or loss upon the closing of the sale.  Such gain or loss generally will be long- or short-term depending upon the length of time the Underlying Fund held the security which it sold short.  In some circumstances, short sales may have the effect of reducing an otherwise applicable holding period of a security in the portfolio.  The constructive sale rule, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Underlying Fund, thereby requiring current recognition of gain, as described more fully under “Options and Hedging Transactions” above.  Similarly, if an Underlying Fund enters into a short sale of property that becomes substantially worthless, the Underlying Fund will recognize gain at that time as though it had closed the short sale.  Future U.S. Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

Other Investment Companies

It is possible that by investing in other investment companies, the Fund may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax.  The diversification and distribution requirements applicable to the Fund may limit the extent to which each Fund will be able to invest in other investment companies.  When the Fund invests in other investment companies, shareholders of the Fund bear their proportionate share of the underlying investment companies’ fees and expenses.

Sale or Other Disposition of Shares

Upon the sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending upon such shareholder’s basis in the shares.  Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hand, which generally may be eligible for reduced federal tax rates, depending on the shareholder’s holding period for the shares.  Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in the Fund) within a period of sixty-one (61) days beginning thirty (30) days before and ending thirty (30) days after the disposition of the shares.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on the sale of the Fund’s shares held by the shareholder for six (6) months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of long-term capital gain dividends received by the shareholder with respect to such shares.  As noted above, the current maximum tax rate for individual taxpayers is 15% on long-term capital gains.

In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares.  This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a RIC, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another RIC and the otherwise applicable sales charge is reduced or eliminated under a “reinvestment right” received upon the initial purchase of shares of stock.  In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares.  This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially.  Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right.  This provision may be applied to successive acquisitions of stock.

Backup Withholding

The Fund generally will be required to withhold federal income tax at a rate equal to the fourth lowest tax rate applicable to unmarried individuals (currently 28%) (“backup withholding”) from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number and to make such certifications as the Fund may require, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.  Any amounts withheld may be credited against the shareholder’s federal income tax liability.

Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from the

Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.  If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend.  The 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.  Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long-term capital gains that are designated as capital gain dividends.  If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

Other Taxes

Distributions also may be subject to state, local and foreign taxes.  U.S. tax rules applicable to foreign investors may differ significantly from those outlined above.  This discussion does not purport to deal with all of the tax consequences applicable to individual shareholders.   Shareholders are advised to consult their own tax advisers for details with respect to the particular tax consequences to them of an investment in a Fund.

DISTRIBUTOR

Shares of the Fund are distributed by the Distributor pursuant to an underwriting agreement between the Company on behalf of the Funds and the Distributor (“Underwriting Agreement”).  The Underwriting Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Fund.  The Company and the Distributor have agreed to indemnify each other against certain liabilities.  At the direction of the Distributor, all sales charges may at times be re-allowed to an authorized dealer (“Authorized Dealer”).  If 90% or more of the sales commission is re-allowed, such Authorized Dealer may be deemed to be an “underwriter” as that term is defined under the 1933 Act.  After an initial term, the Underwriting Agreement will remain in effect for two years from its inception date and from year to year thereafter only if its continuance is approved annually by a majority of the Board who are not parties to such agreement or “interested persons” of any such party and must be approved either by votes of a majority of the Directors or a majority of the outstanding voting securities of the Fund.  See the Prospectuses for information on how to purchase and sell shares of the Fund, and the charges and expenses associated with an investment.  The sales charge retained by the Distributor is not an expense of the Fund and has no effect on the NAV of the Fund.  The Distributor’s address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.  The Distributor is a Delaware corporation and is an affiliate of ING Investments and an indirect wholly-owned subsidiary of ING Groep.

The Distributor may, at its discretion, pay additional cash compensation to its employee sales staff for sales by certain broker-dealers or “focus firms.”   The Distributor may pay up to an additional 0.10% to its employee sales staff for sales that are made by registered representatives of these focus firms.  As of the date of this SAI, the focus firms are: A.G. Edwards & Sons, Inc.; Advantage Capital Corporation; AIG Financial Advisors, Inc.; American General Securities, Inc.; Banc of America Investment Services, Inc.; Banc of America Securities LLC; Banc One Securities Corporation; Chase Investment Services; Citigroup Global Markets, Inc; ING Investment Advisors, LLC; Financial Network Investment Corporation; FSC Securities Corporation; H&R Block Financial Advisors LLC; ING Financial Partners, Inc.; JP Morgan Investment, LLC; JP Morgan Securities, Inc.; Linsco Private Ledger Financial Services; Merrill Lynch, Morgan Stanley & Co. Inc.; Morgan

Stanley Dean Witter; Multi-Financial Securities Corporation; PrimeVest Financial Services, Inc.; Prudential Investment Management Services, LLC; Prudential Retirement Brokerage Services, Inc.; Prudential Securities; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; RBC Dain Rauscher, Inc.; Royal Alliance Associates, Inc.; UBS Financial Services, Inc.; Wachovia Bank; Wachovia Brokerage Services, Inc.; Wachovia Securities Financial Network, Inc.; Wachovia Securities LLC; Wells Fargo Bank; Wells Fargo Bank N.A.; and Wells Fargo Investments LLC.

The Fund commenced operations on July 1, 2008.  As a result, no sales charges were recovered in connection with the sale of shares for the fiscal years ended October 31, 2007 and 2006.  During the fiscal year ended October 31, 2008, the following sales charges were recovered in connection with the sale of shares:

	Total Underwriting Fees
Fund	2008		2007	2006
ING Global Target Payment	$	[ ]	N/A	N/A

The following table shows all commissions and other compensation were received by each principal underwriter who is an affiliated person often Fund or an affiliated person of that affiliated person, directly or indirectly during the Fund’s most recent fiscal year.

Fund	Name of Principal Underwriter	Net Underwriting Discounts and Commissions		Compensation on Redemptions and Repurchases		Brokerage Commissions		Other Compensation
ING Global Target Payment	ING Funds Distributor	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Other Payments to Securities Dealers

Typically, the portion of the front-end sales charge on Class A shares shown in the following tables is paid to your securities dealer.  Your securities dealer may, however, receive up to the entire amount of the front-end sales charge.  Securities dealers that sell Class A shares may be entitled to receive the following commissions:

When you invest this amount:	Amount of sales charge typically are allowed to dealers as a percentage of offering price:

Under $50,000	5.00%
$50,000 or more but under $100,000	3.75%
$100,000 or more but under $250,000	2.75%
$250,000 or more but under $500,000	2.00%
$500,000 or more but under $1,000,000	1.75%

Securities dealers that sell Class A shares in amounts of $1 million or more may be entitled to receive the following commissions:

		Commission
•	on sales of $1 million to $2,499,999	1.00%
•	on sales of $2.5 million to $4,999,999	0.50%
•	on sales of $5 million or greater	0.25%

The Distributor or its affiliates may make payments in addition to those described above to securities dealers that enter into agreements providing the Distributor with preferential access to registered representatives of the securities dealer.  These payments may be in an amount up to 0.13% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) as the selling broker-dealer(s).

In addition, ING Investments may make payments of up to 0.05% of the Fund’s average daily net assets to national broker-dealers who, as a result of an acquisition of a member of the Company’s selling group, agree to allow Fund shares to be made available to their clients in a proprietary wrap account program, provided such accounts are networked accounts.

The Distributor or its affiliates may, from time to time, also make payments to clearing firms that offer networking services, which make the Fund available to their customers.  Such payments to clearing firms will not exceed 0.10% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) as the selling broker-dealer.

The Distributor has agreed to reimburse Financial Network Investment Corporation, an affiliate of the Distributor, for trading costs incurred in connection with trades through the Pershing brokerage clearing system.

The Distributor may make, or cause to be made, payments to affiliated and unaffiliated securities dealers that engage in wholesaling efforts on behalf of the Company and the Fund.  These payments will not exceed 0.33% of the value of Fund shares sold as a result of such wholesaling efforts.  The Distributor may also pay such firms a quarterly fee based on a percentage of assets retained as of the end of a calendar quarter, not to exceed 0.125% of the value of such assets.

The value of a shareholder’s investment will be unaffected by these payments.

The Fund commenced operations on July 1, 2008.  As a result, the Distributor did not receive any sales charges in connection with the sale of shares for the fiscal years ended October 31, 2007 and 2006.  During the fiscal year ended October 31, 2008, the Distributor received the following amounts in sales charges in connection with the sale of shares:

ING Global Target Payment
2008	$ [ ]	$ [ ]	$ [ ]	$ [ ]
2007	N/A	N/A	N/A	N/A
2006	N/A	N/A	N/A	N/A

CALCULATION OF PERFORMANCE DATA

Average Annual Total Return Quotation

The Fund may, from time to time, include “total return” in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one (1), five (5) and ten (10) years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

P (1 + T)n = ERV

Where:	P	=	a hypothetical initial payment of $1,000,
	T	=	the average annual total return,
	n	=	the number of years, and
	ERV	=	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

All total return figures assume that all dividends are reinvested when paid.

From time to time, the Fund may advertise its average annual total return over various periods of time.  These total return figures show the average percentage change in value of an investment in a Fund from the beginning date of the measuring period.  These figures reflect changes in the price of a Fund’s shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund.  Figures will be given for one-, five- and ten- year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund’s operations, or on a year-by-year basis).

Average Annual Total Return (After Taxes On Distributions) Quotation

The Fund may, from time to time, include “total return after taxes on distributions” in advertisements or reports to shareholders or prospective investors.  Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of one (1), five (5) and ten (10) years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

P (1 + T)n = ATVD

Where:	P	=	a hypothetical initial payment of $1,000,
	T	=	the average annual total return (after taxes on distributions),
	n	=	the number of years, and
	ATVD	=

ending value of a hypothetical $1,000 payment made at the beginning of the one-, five-, or ten-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemptions.

All total return figures assume that all dividends are reinvested when paid.  Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date.  The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions).  The calculations do not consider any potential tax liabilities other than federal tax liability.

From time to time, the Fund may advertise its average annual total return over various periods of time.  These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period.  These figures reflect changes in the price of a Fund’s shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund.  Figures will be given for one-, five- and ten- year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund’s operations, or on a year-by-year basis).

Average Annual Total Return (After Taxes on Distributions and Redemption) Quotation

The Fund may, from time to time, include “total return after taxes on distributions and redemption” in advertisements or reports to shareholders or prospective investors.  Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one (1), five (5) and ten (10) years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

P (1 + T)n = ATVDR

Where:	P	=	a hypothetical initial payment of $1,000,
	T	=	the average annual total return (after taxes on distributions),
	n	=	the number of years, and
	ATVDR	=	ending value of a hypothetical $1,000 payment made at the beginning of the one-, five-, or ten-year periods (or fractional portion), after taxes on Fund distributions and redemption.

All total return figures assume that all dividends are reinvested when paid.  Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date.  The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions).  The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.  The calculations do not consider any potential tax liabilities other than federal tax liability.

From time to time, the Fund may advertise its average annual total return over various periods of time.  These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period.  These figures reflect changes in the price of the Fund’s shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund.  Figures will be given for one-, five- and ten- year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund’s operations, or on a year-by-year basis).

Dividend Yield

The Fund may also publish a distribution rate in sales literature and in investor communications preceded or accompanied by a copy of the current Prospectus. The current distribution rate for the Fund is the annualization of the Fund’s distribution per share divided by the maximum offering price per share of the Fund at the respective month-end. The current distribution rate may differ from current yield because the distribution rate may contain items of capital gain and other items of income, while yield reflects only earned net investment income. In each case, the yield, distribution rates and total return figures will reflect all recurring charges against Fund income and will assume the payment of the maximum sales load, including any applicable contingent deferred sales charge.

Additional Performance Quotations

Advertisements of total return will always show a calculation that includes the effect of the maximum sales charge but may also show total return without giving effect to that charge. Because these additional quotations will not reflect the maximum sales charge payable, these performance quotations will be higher than the performance quotations that reflect the maximum sales charge.

Total returns and yields are based on past results and are not necessarily a prediction of future performance.

PERFORMANCE COMPARISONS

In reports or other communications to shareholders or in advertising material, the Fund may compare the performance of its Class A, Class I and Class W Shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., Value Line, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indices of investment securities. In addition, certain indices may be used to illustrate historic performance of select asset classes. The performance information may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. If the Fund compares its performance to other funds or to relevant indices, the Fund’s performance will be stated in the same terms in which such comparative data and indices are stated, which is normally total return rather than yield. For these purposes the performance of the Fund, as well as the performance of such investment companies or indices, may not reflect sales charges, which, if reflected, would reduce performance results.

The average annual total returns, including sales charges, for each class of shares of the Fund for the one, five and ten year periods ended October 31, 2008 and for classes that have not been in operation for ten years, the average annual total return for the period from commencement of operations to the latest fiscal year end, is as follows:

Total Return Quotations as of October 31, 2008:

Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date (1)
ING Global Target Payment
Class A	[ ]	[ ]	[ ]	[ ]	[ ]
Class A (after taxes on distributions)	[ ]	[ ]	[ ]	[ ]	[ ]
Class A (after taxes on distributions and sale of Fund shares)	[ ]	[ ]	[ ]	[ ]	[ ]
Class C (assuming payment of CDSC)	[ ]	[ ]	[ ]	[ ]	[ ]
Class I	[ ]	[ ]	[ ]	[ ]	[ ]
Class W	[ ]	[ ]	[ ]	[ ]	[ ]

FINANCIAL STATEMENTS

The Fund’s annual and semi-annual (unaudited) shareholder reports may be obtained, when available, without charge by contacting ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, (800) 992-0180.

APPENDIX A

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date:  July 29, 2003

Revision Date:  March 13, 2008

I.                                         INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a “Fund” and collectively, the “Funds”).  The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”).  The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors(1) (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors(2) of the Board.  Only the Board may amend these Procedures and Guidelines.  The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.                                     DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to ING Investments, LLC (the “Adviser”) the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund, in accordance with the then-current Procedures and Guidelines approved by the Board.  The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies, as it deems appropriate.  The President or Chief Financial Officer of a Fund may approve non-material amendments to the Procedures and Guidelines for immediate implementation, subject to ratification at the next regularly scheduled meeting of the Board.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.  However, the Adviser shall use best efforts to recall or restrict specific securities from loan for the purpose of facilitating a “material” vote as described in the Adviser’s proxy voting procedures (the “Adviser Procedures”).

(1)

Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board at issue. No provision in these Procedures is intended to impose any duty upon the particular Board with respect to any other Fund.

(2)	The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto.  This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

III.                                 APPROVAL AND REVIEW OF PROCEDURES

The Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 3.  The Board hereby approves such procedures.

Any material changes to the Adviser Procedures must be approved by the Board prior to voting any Fund proxies in accordance with such amended procedures.  The President or Chief Financial Officer of the Adviser may approve non-material amendments to the Procedures and Guidelines for immediate implementation, subject to ratification at the next regularly scheduled meeting of the Board of the Fund.

IV.                                VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 4 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures.

A.                                   Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.             Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.               Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.               Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in Section IV.B. above and Section V. below.

3.               Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures), in substantially the form attached hereto as Exhibit 2.  As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as directed by the Guidelines, or in accordance with the recommendation of the Agent, where applicable.  Cases in which any member of the Proxy Group or a participating Investment Professional has failed to complete and return a Conflicts Report shall be treated as if a conflict of interest appears to exist, except that, upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that each member of the Proxy Group has completed and returned a Conflicts Report and there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

V.                                    CONFLICTS OF INTEREST

In any case in which there appears to be a conflict of interest with respect to the Agent’s recommendation on a matter requiring case-by-case consideration, no action shall be taken on such matter (i.e., a “Non-Vote”).  In any case in which a member of the Proxy Group has failed to complete and return a Conflicts Report when so required, or in which there appears to be a conflict of interest with respect to any member of the Proxy Group or any Investment Professional participating in the voting process, the Agent will be directed to vote Within Guidelines so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which the Adviser or certain other related parties may be deemed to have a conflict of interest.

VI.                                REPORTING AND RECORD RETENTION

A.                                   Reporting by the Funds

Annually in August, each Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website.  The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

B.                                     Reporting to the Boards

At each regularly scheduled meeting, the Board will receive a report from the Adviser’s Proxy Coordinator indicating each proxy proposal, or a summary of such proposals, (1) that was voted Out-of-Guidelines; and (2) for which the Proxy Group initially recommended a vote Out-of-Guidelines, but which was ultimately voted Within Guidelines in accordance with Section V hereof.  Such report shall indicate the name of the issuer, the substance of the proposal, and the reasons for voting, or recommending, an Out-of-Guidelines Vote.

EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING VP BALANCED PORTFOLIO, INC.

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

ING GET FUNDS

ING VP BOND PORTFOLIO

ING VP MONEY MARKET PORTFOLIO

ING VARIABLE FUNDS

ING VARIABLE PORTFOLIOS, INC.

ING SERIES FUND, INC.

EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

FORM OF CONFLICTS REPORT

FORM OF CONFLICT OF INTEREST REPORT – PROXY GROUP MEMBERS
PROXY VOTING OF THE ING FUNDS

Issuer:
Meeting Date:

1.

To your knowledge, do you, or anyone in your immediate household, have a personal relationship of any sort with the Issuer, its officers, directors, or employees, or might you, or anyone in your immediate household, be affected by the outcome of the proxy proposal?  This does not include former business relationships with which you have had no communication for at least one year and have no expectation of future or ongoing communication.

	Explanation:	YES ☐	NO ☐
2.	To your knowledge, (1) does any ING Entity have a Material Business Relationship with the Issuer or (2) is any ING Entity actively seeking to have a Material Business Relationship with the Issuer?
	Explanation:	YES ☐	NO ☐
3.

Have you, or, to your knowledge, anyone else employed by an ING Entity, been contacted by any person or organization, including another ING employee or affiliate, with a recommendation or request that a proxy be voted for (or against) a particular proposal with respect to the Issuer?  This includes communications from the Issuer or its Affiliates, from a shareholder, or from a commercial, union or any other special interest group, but would not include routine communications from proxy solicitors.

	Explanation:	YES ☐	NO ☐
4.	Are you aware of any other information that might lead a reasonable person to conclude that an ING Entity appears to have a conflict of interest with respect to the proxy proposal?
	Explanation:	YES ☐	NO ☐
Name:		Date:

Certification:  As a member of the Proxy Group, I understand that I have a fiduciary duty to vote Fund proxies solely in the best interests of the Fund(s) and its (their) shareholders.  I certify that my recommendation with respect to the vote on the proxy proposal relating to the Issuer noted above is based solely on this criterion.

Definitions:

Affiliate means (A) any company directly or indirectly owning, controlling, or holding with power to vote, 5% or more of the outstanding voting securities of the Issuer; (B) any company 5% or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote, by the issuer; (C) any company directly or indirectly controlling, controlled by, or under common control with, the Issuer; (D) any officer, director, partner, copartner, or employee of the Issuer; (E) if the Issuer is an investment company, any investment adviser thereof or any member of an advisory board thereof; and (F) if the Issuer is an unincorporated investment company not having a board of directors, the depositor thereof.

ING Entity means all direct and indirect subsidiaries, joint ventures and business units of ING Groep N.V., including, but not limited to, ING Investments, LLC, ING Funds Distributor, LLC, ING Investment Management Co., ING Investment Management Americas, Directed Services, LLC and ING Financial Advisers, LLC.

Issuer includes the company with respect to which the proxy is solicited, and any other entity which you know to be affiliated therewith, such as a pension plan, joint venture, merger partner, subsidiary or parent, or company under common control, but does not include entities associated with the Issuer solely through the provision of consulting, advisory or other professional services.

Material Business Relationship means, but, subject to review by Counsel, may not be limited to, a relationship which you know to constitute (1) participation in a joint venture, (2) revenues to ING of $1 million or more per year, or (3) ownership by ING of more than 5% of the outstanding securities of the Issuer (“5% Issuer”) (except that an Issuer’s affiliation with a 5% Issuer shall not constitute a de facto conflict of interest for ING with the first Issuer).

** Please return to ING Funds Proxy Coordinator at 480-477-2786 or proxycoordinator@ingfunds.com **

EXHIBIT 3

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

ING INVESTMENT MANAGEMENT CO.

AND

DIRECTED SERVICES, LLC

PROXY VOTING PROCEDURES

I.                                         INTRODUCTION

ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds.  As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

II.                                     ROLES AND RESPONSIBILITIES

A.                                   Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”).  The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines.  In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.                                     Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services.  The Agent is ISS Governance Services, a unit of RiskMetrics Group, Inc.  The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion.  To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures.  The Agent will retain a record of all proxy votes handled by the Agent.  Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act.  In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group, or a Fund’s Compliance Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines.  The Agent also shall be requested to call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein.  Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.                                     Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator.  The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group.  The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote.  Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished.  The Proxy Group may meet in person or by telephone.  The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail.  For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.  In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy

Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.                                    Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility.  The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request the vote be deemed “material” in the context of the portfolio(s) they manage, such that that lending activity on behalf of such portfolio(s) with respect to the relevant security should be reviewed by the Proxy Group and considered for recall and/or restriction.  Input from the relevant sub-advisers and/or portfolio managers shall be given primary consideration in the Proxy Group’s determination of whether a given proxy vote is to be deemed material and the associated security accordingly restricted from lending.  The determination that a vote is material in the context of a Fund’s portfolio shall not mean that such vote is considered material across all Funds voting that meeting.  In order to recall or restrict shares timely for material voting purposes, the Proxy Group shall use best efforts to consider, and when deemed appropriate, to act upon, such requests timely, and requests to review lending activity in connection with a potentially material vote may be initiated by any relevant Investment Professional and submitted for the Proxy Group’s consideration at any time.

III.                                 VOTING PROCEDURES

A.                                   In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.                                     Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For”, “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.                                     Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.               Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.               Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.               Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable,  Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.               The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Compliance Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.                                ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.                                   Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners.  The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service.  The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review.  Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.                                     Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent.  Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations.  The Proxy Coordinator shall forward all such information to Counsel for review.  Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund.  The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures.  Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days.  Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors).  The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review.  Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.                                    REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities.  Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund.  All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC:

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President – Special Projects, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Harley Eisner	Vice President of Financial Analysis, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Counsel, ING Americas US Legal Services

Effective as of January 1, 2008

EXHIBIT 4

to the

ING Funds

Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.                                       INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund.  Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s).  The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues.  The Guidelines are not exhaustive and do not include all potential voting issues.

The Adviser, in exercising its delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures.  In voting proxies, the Adviser is guided by general fiduciary principles.  It must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Adviser will not subordinate the interest of beneficial owners to unrelated objectives.  The Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.                                   GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers:  Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies, and Social and Environmental Issues.  An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application.  All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management or management has made no recommendation.  However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues.  Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures.  Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.  No proposal shall be supported whose implementation would contravene such requirements.

PROPOSAL	Guidelines
THE BOARD OF DIRECTORS

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.  Agreement with the Agent’s independence standards shall not dictate that a

PROPOSAL	Guidelines

Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation.  Support shall be withheld from culpable nominees as appropriate, but if they are not standing for election (e.g., the board is classified), support shall generally not be withheld from others in their stead.  Withholding support from a nominee shall be effected by withholding support from, or voting against, the candidate, pursuant to the applicable election standard.

Voting on director nominees in uncontested elections not subject to specific policies described herein

Case-by-Case

Voting on independent outside director nominees if application of the policies described herein is likely to result in withholding support from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, unless the concerns identified are of such grave nature as to merit removal of the independent directors.

Do Not Withhold

Where applicable and except as otherwise provided for herein, support in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.

Do Not Withhold

Support from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences.  Do not withhold support in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

Withhold

Support from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee

Withhold

Provided that a nominee served on the board during the relevant time period, support from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years.  However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally do not withhold support from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

Withhold

PROPOSAL	Guidelines

Voting on a nominee who has not acted upon negative votes (withhold or against, as applicable based on the issuer’s election standard) representing a majority of the votes cast at the previous annual meeting

Case-by-Case

• Such nominees when (1) the issue relevant to the majority negative vote has been adequately addressed or cured or (2) the Funds’ Guidelines or voting record do not support the relevant issue.

For

Support from inside directors or affiliated outside directors who sit on the audit committee

Withhold

Support from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.

Do Not Withhold

Support from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Do Not Withhold

Compensation Practices

It shall generally be the policy of the Funds that matters of compensation are best determined by an independent board and compensation committee. Generally:

(1)          Where applicable and except as otherwise provided for herein, support for nominees who did not serve on the compensation committee, or board, as applicable based on the Agent’s analysis, during the majority of the time period relevant to the concerns cited by the Agent.

Do Not Withhold

(2) In cases in which the Agent has identified a “pay for performance” disconnect or internal pay disparity, as such issues are defined by the Agent, support for director nominees.

Do Not Withhold

(3)          If the Agent recommends withholding support from nominees in connection with executive compensation or perquisites related to retention or recruitment, including severance or termination arrangements, votes on such nominees if the issuer has provided adequate rationale and/or disclosure.

For

(4) If the Agent has raised issues of options backdating, consideration of members of the compensation committee, or board, as applicable, as well as company executives nominated as directors.

Case-by-Case

(5) Nominees if the Agent has raised other considerations regarding

Case-by-Case

PROPOSAL	Guidelines
“poor compensation practices.

Accounting Practices

(1) Independent outside director nominees serving on the audit committee..

For

(2)                      Where applicable and except as otherwise provided for herein, support for nominees serving on the audit committee who did not serve on that committee during the majority of the time period relevant to the concerns cited by the Agent.

Do Not Withhold

(3) If the Agent has raised concerns regarding poor accounting practices, consideration of the company’s CEO and CFO, if nominated as directors, and nominees serving on the audit committee.	Case-by-Case

(4) If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, the provisions under AUDITORS below shall apply.

Board Independence

It shall generally be the policy of the Funds that a board should be majority independent.  Inside director or affiliated outside director nominees in cases in which the full board is not majority independent.

Case-by-Case

(1)          Support from the fewest directors whose removal would achieve majority independence across the remaining board, except that support may be withheld from additional nominees whose relative level of independence cannot be differentiated.

Withhold

(2)          Support from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

Withhold

(3)          Except as provided above, support for non-independent nominees in the role of CEO, and when appropriate, founder or chairman.  Determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

For

(4) Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board

PROPOSAL	Guidelines
independence.

(5)          When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Nominees without regard to “over-boarding” issues raised by the Agent, unless other concerns requiring case-by-case consideration have been raised

For

Consideration of nominees when the Agent recommends withholding support due to assessment that a nominee acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition, factoring in the merits of the nominee’s performance and rationale and disclosure provided

Case-by-Case

Performance Test for Directors

•                  Support on nominees failing the Agent’s performance test, which includes market-based and operating performance measures, provided that input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.

Case-by-Case

Proposals Regarding Board Composition or Board Service

•                  Except as otherwise provided for herein, shareholder proposals to impose new board structures or policies, including those requiring that the positions of Chairman and CEO be held separately, except support proposals in connection with a binding agreement or other legal requirement to which an issuer has or reasonably may expect to become subject, and consider such proposals on a case-by-case basis if the board is not majority independent or pervasive corporate governance concerns have been identified.

Against

•                  Management proposals to adopt or amend board structures or policies, except consider such proposals on a case-by-case basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

For

• Shareholder proposals seeking more than a simple majority of independent directors	Against

• Shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors

Against

• Shareholder proposals to limit the number of public company boards

Against

PROPOSAL	Guidelines
on which a director may serve

• Shareholder proposals that seek to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director)

Against

• Shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein

Against

•                  Shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee)

For

• Shareholder proposals to limit the tenure of outside directors

Against

•                  Shareholder proposals to impose a mandatory retirement age for outside directors unless the proposal seeks to relax existing standards, but generally do not vote against management proposals seeking to establish a retirement age for directors

Against

Shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board

Against

Director and Officer Indemnification and Liability Protection	Case-by-Case

• Limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care

Against

• Proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness	Against

•                  Proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)          The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)          Only if the director’s legal expenses would be covered

For

PROXY CONTESTS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests being considered on behalf of that Fund.

Voting for director nominees in contested elections	Case-by-Case

Reimburse proxy solicitation expenses	Case-by-Case

PROPOSAL	Guidelines
AUDITORS

Management proposals to ratify auditors, except in cases of poor accounting practices or high non-audit fees.  Consider management proposals to ratify auditors on a case-by-case basis if the Agent cites poor accounting practices.

For

Non-Audit Services

•                  Approval of auditors when fees for non-audit services exceed 50 percent of total auditor fees as described below.  Vote against management proposals to ratify auditors only in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence.  For purposes of this review, fees deemed to be reasonable, generally non-recurring, exceptions to the non-audit fee category (e.g., those related to an IPO) shall be excluded.  If concerns exist or an issuer has a history of questionable accounting practices, also vote for shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote against.

Case-by-Case

Auditor Independence

• Shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services or capping the level of non-audit services	Case-by-Case

Audit Firm Rotation

• Shareholder proposals asking for mandatory audit firm rotation	Against

PROXY CONTEST DEFENSES

Board Structure: Staggered vs. Annual Elections

• Proposals to classify or otherwise restrict shareholders’ ability to vote upon directors	Against

• Proposals to repeal classified boards and to elect all directors annually	For

Shareholder Ability to Remove Directors

• Proposals that provide that directors may be removed only for cause	Against

• Proposals to restore shareholder ability to remove directors with or without cause	For

• Proposals that provide that only continuing directors may elect replacement to fill board vacancies	Against

PROPOSAL	Guidelines
• Proposals that permit shareholders to elect directors to fill board vacancies	For

Cumulative Voting

•                  Management proposals to eliminate cumulative voting, when the company maintains a classified board of directors, except that such proposals may be supported irrespective of classification in furtherance of an issuer’s plan to adopt a majority voting standard

Against

• Shareholder proposals to restore or permit cumulative voting, in cases in which the company maintains a classified board of directors	For

Time-Phased Voting

• Proposals to implement time-phased or other forms of voting that do not promote a one share, one vote standard	Against

• Proposals to eliminate such forms of voting	For

Shareholder Ability to Call Special Meetings

• Proposals to restrict or prohibit shareholder ability to call special meetings	Against

• Proposals that remove restrictions on the right of shareholders to act independently of management	For

Shareholder Ability to Act by Written Consent

• Proposals to restrict or prohibit shareholder ability to take action by written consent	Against

• Proposals to allow or make easier shareholder action by written consent	For

Shareholder Ability to Alter the Size of the Board

• Proposals that seek to fix the size of the board or designate a range for its size	For

• Proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval	Against

TENDER OFFER DEFENSES

Poison Pills

• Proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless:	For

(1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or	Against

PROPOSAL	Guidelines

(3)          the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate

• Shareholder proposals to redeem a company’s poison pill	Case-by-Case

•                  Management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions.  Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer.

Case-by-Case

• Management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards	Against

Fair Price Provisions

• Proposals to adopt fair price provisions	Case-by-Case

• Fair price provisions with shareholder vote requirements greater than a majority of disinterested shares	Against

Greenmail

• Proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments	For

• Antigreenmail proposals when they are bundled with other charter or bylaw amendments	Case-by-Case

Pale Greenmail	Case-by-Case

Unequal Voting Rights

• Dual-class exchange offers	Against

• Dual-class recapitalizations	Against

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

• Management proposals to require a supermajority shareholder to approve charter and bylaw amendments or other key proposals	Against

•                  Shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal

For

PROPOSAL	Guidelines
Supermajority Shareholder Vote Requirement to Approve Mergers

• Management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations	Against

• Shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations	For

White Squire Replacements	For

MISCELLANEOUS

Amendments to Corporate Documents

•                  Except to align with legislative or regulatory changes or when support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by:

(1)          adding restrictive provisions,

(2)          removing article provisions or moving them to portions of the charter not requiring shareholder approval or

(3)          in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders.  This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends against because a similar reduction in shareholder rights is requested.

Against

• Proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified	Against

• Proposals seeking charter or bylaw amendments to remove anti-takeover provisions	For

• Proposals seeking charter or bylaw amendments not addressed under these Guidelines	Case-by-Case

Shareholder proposals to adopt confidential voting, use independent tabulators, and use independent inspectors of election	For

Management proposals to adopt confidential voting	For

Proxy Access

• Shareholder proposals seeking open access to management’s proxy	Case-by-Case

PROPOSAL	Guidelines
material in order to nominate their own candidates to the board

Majority Voting Standard

Except as otherwise provided for herein, it shall generally be the policy of the Funds to extend discretion to issuers to determine when it may be appropriate to adopt a majority voting standard.

•                  Management proposals, irrespective of whether the proposal contains a plurality carve-out for contested elections, and shareholder proposals also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated

For

• Shareholder proposals not otherwise supported by management seeking adoption of the majority voting standard or related amendments or actions	Against

• Proposals seeking adoption of the majority voting standard for issuers with a history of board malfeasance or pervasive corporate governance concerns	Case-by-Case

Bundled or “Conditioned” Proxy Proposals	Case-by-Case

• Proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact	Against

Shareholder Advisory Committees	Case-by-Case

Reimburse Shareholder for Expenses Incurred

•                  Proposals to reimburse expenses incurred in connection with shareholder proposals, with voting decisions determined based on the Agent’s criteria, considering whether the related proposal received the requisite support for approval and was adopted for the benefit of the company and its shareholders

Case-by-Case

Management proposals for Other Business, in connection with proxies of U.S. issuers, except in connection with a proxy contest in which a Fund is not voting in support of management	For

Proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding	Case-by-Case

Advance Notice for Shareholder Proposals

• Management proposals related to advance notice period requirements, provided that the period requested is in accordance	For

PROPOSAL	Guidelines
with applicable law and no material governance concerns have been identified in connection with the issuer

CAPITAL STRUCTURE

Common Stock Authorization

•                  Proposals to increase the number of shares of common stock, taking into consideration whether intention exists to significantly dilute shareholders proportionate interest or to be unduly dilutive to shareholders’ proportionate interest.  Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

Case-by-Case

•                  Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards.  Consider on a case-by-case basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

For

•                  Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense.  In those cases, consider on a case-by-case basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

For

•                  Proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

For

• Proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.	Against

Dual Class Capital Structures

•                  Proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider case-by-case if (1) bundled with favorable proposal(s),(2) approval of such proposal(s) is a condition

Against

PROPOSAL	Guidelines
of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional

•                  Management proposals to create or perpetuate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights (except consider case-by-case if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s)), but generally vote for such proposals if the relevant Fund owns the class with superior voting rights

Against

•                  Shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote against such proposals if the relevant Fund owns the class with superior voting rights, and consider case-by-case if (1) bundled with favorable proposal(s),(2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional

For

•                  Management proposals to eliminate dual class capital structures, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized

Case-by-Case

Stock Distributions: Splits and Dividends

•                  Management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a case-by-case basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized

For

Reverse Stock Splits

• Management proposals to implement a reverse stock split when the number of shares authorized for issue is proportionately reduced	For

• Proposals to implement a reverse stock split that do not proportionately reduce the number of shares of authorized for issue	Case-by-Case

•                  Requests that do not proportionately reduce the number of shares authorized and effectively exceed the Agent’s allowable threshold for capital increase if the Agent otherwise supports management’s rationale

For

PROPOSAL	Guidelines
Preferred Stock

•                  Proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote for if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal

Against

•                  Proposals to issue or create blank check preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense.  Generally vote against in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote for if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal

For

•                  Proposals to issue or authorize preferred stock in cases where the company specified the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable

For

•                  Proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry performance in terms of shareholder returns

Case-by-Case

Shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification

For

Management Proposals to Reduce the Par Value of Common Stock	For

Shareholder Proposals that Seek Preemptive Rights or Management Proposals that Seek to Eliminate Them	Case-by-Case

Debt Restructuring	Case-by-Case

Share Repurchase Programs

• Proposals for open-market share repurchase plans in which all shareholders may participate on equal terms	For

• Proposals for programs with terms favoring selected, non-Fund parties	Against

• Proposals for share repurchase methods lacking adequate risk mitigation as assessed by the Agent	Against

Management Proposals to Cancel Repurchased Shares	For

PROPOSAL	Guidelines
Tracking Stock	Case-by-Case

EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation and employee benefit plans, except as otherwise provided for herein, with voting decisions generally based on the Agent’s approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

Case-by-Case

•                  Generally vote in accordance with the Agent’s recommendations for equity-based plans with costs within such cap and against those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger..

•                  Proposals seeking approval of plans for which the Agent suggests cost or dilution assessment may not be possible due to the method of disclosing shares allocated to the plan(s), except that such concerns arising in connection with evergreen provisions shall be considered case-by-case

Against

•                  Proposals for plans with costs within the cap if the primary considerations raised by the Agent pertain to matters that would not result in a negative vote under these Guidelines for the relevant board or committee member(s), or equity compensation burn rate or pay for performance as defined by the Agent

For

• Proposals for plans administered by potential grant recipients	Against

•                  Proposals to eliminate existing shareholder approval requirements for plan changes assessed as material by the Agent, unless the company has provided a reasonable rationale and/or adequate disclosure regarding the requested changes

Against

• Proposals for plans for which the Agent raises other considerations not otherwise provided for herein	Case-by-Case

Restricted Stock or Stock Option Plans

•                  Proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, considering factors such as level of disclosure and adequacy of vesting or performance requirements.  Proposals for plans that do not meet the Agent’s criteria in this regard may be supported, but vote against if no disclosure is provided regarding either vesting or performance requirements.

Case-by-Case

Management Proposals Seeking Approval to Reprice, Replace or Exchange Options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms

Case-by-Case

PROPOSAL	Guidelines

•                  Proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support

For

•                  Management proposals seeking approval of compensation plans that:

(1)          permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval,

(2)          include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or

(3)          give the board sole discretion to approve option repricing, replacement or exchange programs

Against

Director Compensation, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold.  Do not vote against plans for which burn rate is the sole consideration raised by the Agent.

Case-by-Case

Employee Stock Purchase Plans, and capital issuances in support of such plans, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed case-by-case.

Case-by-Case

OBRA-Related Compensation Proposals

Votes on plans intended to qualify for favorable tax treatment under the provisions of Section 162(m) of OBRA should be evaluated irrespective of the Agent’s assessment of board independence, provided that the board meets the independence requirements of the relevant listing exchange.

• Amendments that Place a Cap on Annual Grants or Amend Administrative Features	For

• Amendments to Add Performance-Based Goals	For

• Amendments to Increase Shares and Retain Tax Deductions Under OBRA	Case-by-Case

• Approval of Cash or Cash-and-Stock Bonus Plan, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation	For

PROPOSAL	Guidelines
Shareholder Proposals Regarding Executive and Director Pay

•                  Regarding the remuneration of individuals other than senior executives and directors, proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice, or proposals seeking disclosure of executive and director compensation if providing it would be out of step with market practice and potentially disruptive to the business

Against

•                  Proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes, unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein

Against

Severance and Termination Payments

•                  Shareholder proposals to have parachute arrangements submitted for shareholder ratification, (with “parachutes” defined as compensation arrangements related to termination  that specify change-in-control events), and provided that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements

For

•                  Shareholder proposals to submit executive severance agreements for shareholder ratification, unless such proposals do not specify change-in-control events; Supplemental Executive Retirement Plans; or deferred executive compensation plans; or  ratification is required by the listing exchange

Against

•                  All proposals to approve, ratify or cancel executive severance or termination arrangements, including those related to executive recruitment or retention, generally voting FOR such compensation arrangements if the issuer has provided adequate rationale and/or disclosure or support is recommended by the Agent or Investment Professional (e.g., as a condition to a major transaction such as a merger).

Case-by-Case

Employee Stock Ownership Plans (ESOPs)	For

401(k) Employee Benefit Plans	For

Shareholder proposals requiring mandatory periods for officers and directors to hold company stock

Against

Advisory Votes on Executive Compensation

•                  Management proposals seeking ratification of the company’s compensation program, unless the program includes practices or features not supported under these Guidelines and the proposal receives a negative recommendation from the Agent

For

PROPOSAL	Guidelines

•                  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, incentive structures or vesting or performance criteria not otherwise supported by these Guidelines, generally voting for if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration

Case-by-Case

STATE OF INCORPORATION

Voting on State Takeover Statutes	Case-by-Case

Voting on Reincorporation Proposals, generally supporting management proposals not assessed by the Agent as a potential takeover defense, but if so assessed, weighing management’s rationale for the change

Case-by-Case

• Management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported	For

• Shareholder reincorporation proposals not also supported by the company	Against

MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Proposals not typically supported under these Guidelines, if a key proposal, such as a merger transaction, is contingent upon its support and a vote for is accordingly recommended by the Agent or an Investment Professional

For

Mergers and Acquisitions

Case-by-Case

Corporate Restructuring, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, with voting decisions generally based on the Agent’s approach to evaluating such proposals

Case-by-Case

Appraisal Rights	For

Changing Corporate Name	For

Adjournment of Meeting

• Proposals to adjourn a meeting when the primary proposal is also voted FOR	For

PROPOSAL	Guidelines
MUTUAL FUND PROXIES

Election of Directors

Case-by-Case

Converting Closed-end Fund to Open-end Fund	Case-by-Case

Proxy Contests	Case-by-Case

Investment Advisory Agreements	Case-by-Case

Approving New Classes or Series of Shares	For

Preferred Stock Proposals	Case-by-Case

1940 Act Policies	Case-by-Case

Changing a Fundamental Restriction to Nonfundamental Restriction	Case-by-Case

Change Fundamental Investment Objective to Nonfundamental	Case-by-Case

Name Rule Proposals	Case-by-Case

Disposition of Assets/Termination/Liquidation	Case-by-Case

Changes to the Charter Document	Case-by-Case

Changing the Domicile of a Fund	Case-by-Case

Change in Fund’s Subclassification	Case-by-Case

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval	For

Distribution Agreements	Case-by-Case

Master-Feeder Structure	For

Mergers	Case-by-Case

Shareholder Proposals to Establish Director Ownership Requirement	Against

Reimburse Shareholder for Expenses Incurred	Case-by-Case

Terminate the Investment Advisor	Case-by-Case

SOCIAL AND ENVIRONMENTAL ISSUES

Unless otherwise specified herein.  While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company.  Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Case-by-Case

PROPOSAL	Guidelines

Shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter, absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein.

•               Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as:

•                  consumer and public safety

•                  environment and energy

•                  labor standards and human rights

•                  military business and political concerns

•                  workplace diversity and non-discrimination

•                  sustainability

•                  social issues

•                  vendor activities

•                  economic risk, or

•                  matters of science and engineering

Against

PROPOSAL	Guidelines
GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein.  The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Proposals in cases in which the Agent recommends voting against such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate, unless otherwise provided for herein.  For purposes of these global Guidelines, “against” shall mean withholding of support for a proposal, resulting in submission of a vote of against or abstain, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

Against

Proposals for which the Agent recommends support of practices described herein as associated with a firm against vote:

(1)          as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or

(2)          as the more favorable choice in cases in which shareholders must choose between alternate proposals

Case-by-Case

Routine Management Proposals	For

• The opening of the shareholder meeting	For

• That the meeting has been convened under local regulatory requirements	For

• The presence of quorum	For

• The agenda for the shareholder meeting	For

• The election of the chair of the meeting	For

• The appointment of shareholders to co-sign the minutes of the meeting	For

• Regulatory filings (e.g., to effect approved share issuances)	For

• The designation of inspector or shareholder representative(s) of minutes of meeting	For

• The designation of two shareholders to approve and sign minutes of meeting	For

• The allowance of questions	For

• The publication of minutes	For

PROPOSAL	Guidelines
• The closing of the shareholder meeting	For

• Other similar routine management proposals	For

Discharge of Management/Supervisory Board Members

•                  Management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends against due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled

For

Director Elections

•                  Votes on director nominees in uncontested elections not otherwise subject to policies described herein.  Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat. Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Further, unless otherwise provided for herein, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.

Case-by-Case

• Votes in contested elections, with primary consideration given to input from the Investment Professional(s) for a given Fund	Case-by-Case

•                  For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee

Against

•                  For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, non-independent nominees to the audit committee, or, if the slate of nominees is bundled, the slate.  However, if the slate is bundled and audit committee membership is unclear or proposed as a separate agenda item, vote for if the Agent otherwise recommends support.  For Canadian issuers, the Funds’ U.S. Guidelines with respect to audit committees shall apply.

Against

• In tax haven markets, non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee	Do Not Vote Against

• Non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the	Do Not Vote

PROPOSAL	Guidelines
applicable independence requirements of the relevant listing exchange	Against

• In cases in which committee membership is unclear, non-independent director nominees if no other issues have been raised in connection with his/her nomination	Case-by-Case

•                  Individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a case-by-case basis

Against

•                  For issuers in tax haven markets, votes on bundled slates of nominees if the board is non-majority independent.  For issuers in Canada and other global markets, generally follow the Agent’s standards for withholding support from bundled slates or non-independent directors (typically excluding the CEO), as applicable, if the board does not meet the Agent’s independence standards or the board’s independence cannot be ascertained due to inadequate disclosure.

Against

•                  Nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•                  Bundled slates of nominees (e.g., France, Hong Kong or Spain);

•                  Simultaneous reappointment of retiring directors (e.g., South Africa);

•                  In markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a case-by-case basis); or

•                  Nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa) or far enough in advance relative to voting deadlines (e.g., Italy) to make an informed voting decision

•                  Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent dictate that less latitude should be extended to the issuer.

Against

•                  Nominees in connection with which a recommendation has been made that the position of chairman should be separate from that of CEO or otherwise required to be independent, unless other concerns requiring CASE-BY-CASE consideration have been raised

For

• In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the

PROPOSAL	Guidelines
issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.

• Nominees for whom the Agent has raised concerns regarding scandals or internal controls	Case-by-Case

•                  Nominees or slates of nominees when (1) the scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered; (2) culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and (3) the nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

Against

•                  For markets such as the tax havens, Australia, Canada, Hong Kong, Japan, Malaysia and South Africa (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.  The same policy shall be applied regarding attendance by statutory auditors of Japanese companies.

• Self-nominated director candidates, with voting decisions generally based on the Agent’s approach to evaluating such candidates	Case-by-Case

• Nominees for whom “over-boarding” issues have been raised by the Agent, unless other concerns require case-by-case consideration	For

• For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

Board Structure

• Proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations	For

• Proposed article amendments in this regard, with voting decisions generally based on the Agent’s approach to evaluating such proposals	Case-by-Case

Director and Officer Indemnification and Liability Protection, voting in accordance with the Agent’s standards

Case-by-Case

• Proposals seeking approval of overly broad provisions	Against

Independent Statutory Auditors

•                  With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his

Against

PROPOSAL	Guidelines

                        career for the company, its main bank or one of its top shareholders.  Where shareholders are forced to vote on multiple nominees in a single resolution, vote against all nominees.  In cases in which multiple slates of statutory auditors are presented, generally vote with the Agent’s recommendation, typically to support nominees deemed to be more independent and/or aligned with interests of minority shareholders.

• Incumbent nominees at companies implicated in scandals or exhibiting poor internal controls	Against

Key Committees

•                  Proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s)

Against

Director and Statutory Auditor Remuneration, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided

Case-by-Case

•                  Proposals to approve the remuneration of directors and auditors as long as the amount is not excessive (e.g., significant increases should be supported by adequate rationale and disclosure) and there is no evidence of abuse.  For Toronto Stock Exchange (TSX) issuers, the Agent’s limits with respect to equity awards to non-employee directors shall apply.

For

Bonus Payments

With respect to Japanese companies:

• Retirement bonus proposals if all payments are for directors and auditors who have served as executives of the company	For

•                  Proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served

Against

•                  In all markets, if issues have been raised regarding a scandal or internal controls, bonus proposals for retiring directors or continuing directors or auditors when culpability can be attributed to the nominee (e.g.,  if a Fund is also voting against the nominee under criteria herein regarding issues of scandal or internal controls), unless bundled with bonuses for a majority of retirees a Fund is

Against

PROPOSAL	Guidelines
voting for

Stock Option Plans for Independent Internal Statutory Auditors

• With respect to Japanese companies, proposals regarding option grants to independent internal statutory auditors, following the Agent’s guidelines	Against

Compensation Plans

•                  Votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, unless otherwise provided for herein, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market

Case-by-Case

Amendment Procedures for Equity Compensation Plans and ESPPs

•                  For TSX issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Shares Reserved for Equity Compensation Plans

•                  Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

•                  Equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals (e.g., article amendments) that:

Against

•                  Exceed the Agent’s recommended dilution limits, including cases in which the Agent suggests dilution cannot be fully assessed (e.g., due to inadequate disclosure);

•                  Provide deep or near-term discounts to executives or directors, unless discounts to executives are deemed by the Agent to be adequately mitigated by other vesting requirements (e.g., Japan) or broad-based employee participation otherwise meeting Agent’s standards (e.g., France);

•                  Are administered with discretion by potential grant recipients;

•                  Provide for retirement benefits or equity incentive awards to outside

PROPOSAL	Guidelines

                                                directors if not in line with market practice (e.g., Australia, Belgium, The Netherlands);

•                  Permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

•                  For matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, participation, purchase price and performance criteria;

•                  Provide for vesting upon change in control if deemed by the Agent to evidence a conflict of interest or anti-takeover device;

•                  Provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•                  Permit post-employment vesting if deemed inappropriate by the Agent;

•                  Allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

•                  Provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that:

(1)          Performance targets are adequately increased in proportion to the additional time available,

(2)          Retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or

(3)          The issuer has committed to cease retesting within a reasonable period of time.

•                  Such plans/awards or the related issuance of shares that:

(1)          Do not suffer from the defects noted above; or

(2)          Otherwise meet the Agent’s tests if the considerations raised by the Agent pertain primarily to performance hurdles, contract or notice periods, discretionary bonuses, recruitment awards, retention incentives, non-compete payments or vesting upon change in control (other than addressed above), if the company has provided adequate disclosure and/or a reasonable rationale in support of the relevant plan/award, practice or participation.  Unless otherwise provided for herein, market practice of the primary country in which a company does business, or in which an employee is serving, as applicable, shall supersede that of the

For

PROPOSAL	Guidelines
issuer’s domicile.

• Proposals in connection with such plans or the related issuance of shares in other instances	Case-by-Case

Remuneration Reports

•                  Reports that include compensation plans permitting:

(1)          Practices or features not supported under these Guidelines, including financial assistance under the conditions described above;

(2)          Retesting deemed by the Agent to be excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

(3)          Equity award valuation triggering a negative recommendation from the Agent; or

(4)          Provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted for if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report)

Against

• Reports receiving the Agent’s support and not triggering the concerns cited above	For

•                  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/ termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines, generally voted for if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration.  Reports with typically unsupported features may be voted for in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Case-by-Case

Shareholder Proposals Regarding Executive and Director Pay

• The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

General Share Issuances

•                  Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to determine support for general issuance requests (with or without preemptive rights), or related requests to repurchase and reissue shares, based on their

For

PROPOSAL	Guidelines

                        amount relative to currently issued capital as well as market-specific considerations (e.g., priority right protections in France, reasonable levels of dilution and discount in Hong Kong).  Requests to reissue repurchased shares will not be supported unless a related general issuance request is also supported.

• Specific issuance requests, based on the proposed use and the company’s rationale	Case-by-Case

•                  Proposals to issue shares (with or without preemptive rights), convertible bonds or warrants, to grant rights to acquire shares, or to amend the corporate charter relative to such issuances or grants in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, failure to meet the Agent’s standards for general issuance requests, or authority to refresh share issuance amounts without prior shareholder approval

Against

Increases in Authorized Capital

• Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach.

•                  Nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding

For

• Specific proposals to increase authorized capital, unless:	For

•                  The specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•                  The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances

Against

• Proposals to adopt unlimited capital authorizations	Against

• The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.

Preferred Stock

• Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach.

• Creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing	For

PROPOSAL	Guidelines
shareholders

• Creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests	For

•                  Creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid

Against

Poison Pills/Protective Preference Shares

•                  Management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers or repurchases) that do not meet the Agent’s standards.  Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee.

Against

• Director remuneration in connection with poison pill considerations raised by the Agent.	Do Not Vote Against

Approval of Financial Statements and Director and Auditor Reports

•                  Management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors

For

•                  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments not otherwise supported by these Guidelines, factoring in the merits of the rationale and disclosure provided

Case-by-Case

• Board-issued reports receiving a negative recommendation from the Agent due to concerns regarding independence of the board or the presence of non-independent directors on the audit committee	Against

• Such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board	Do Not Vote Against

Remuneration of Auditors

• Proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company	For

PROPOSAL	Guidelines
Indemnification of Auditors	Against

Ratification of Auditors and Approval of Auditors’ Fees, generally following the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees, except that for Canadian issuers, the Funds’ U.S. Guidelines with respect to auditors and auditor fees shall apply.

•                  Such proposals for companies in the MSCI EAFE index, provided the level of audit fee disclosure meets the Agent’s standards

•                  In other cases, such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence

For For

Allocation of Income and Dividends

•                  Management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes.  In the event management offers multiple dividend proposals on the same agenda, primary consideration shall be given to input from the relevant Investment Professional(s).

For

Stock (Scrip) Dividend Alternatives	For

• Stock (scrip) dividend proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value	Against

Debt Instruments

• Proposals authorizing excessive discretion, as assessed by the Agent, to a board to issue or set terms for debt instruments (e.g., commercial paper)	Against

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined.  The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level.  A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process.  A gearing level up to 100 percent is considered acceptable.

Case-by-Case

• Debt issuances for companies when the gearing level is between zero and 100 percent	For

•                  Proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to

Case-by-Case

PROPOSAL	Guidelines
evaluating such requests

Financing Plans

• Adoption of financing plans if they are in the best economic interests of shareholders	For

Related Party Transactions	Case-by-Case

•                  Approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable or high risk terms (e.g., deposits without security interest or guaranty)

For

Approval of Donations

• Proposals for which adequate, prior disclosure of amounts is not provided	Against

• Proposals seeking single- or multi-year authorities for which adequate, prior disclosure of amounts is provided	For

Capitalization of Reserves

• Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares	For

Investment of Company Reserves, with primary consideration for such proposals given to input from the Investment Professional(s) for a given Fund	Case-by-Case

Amendments to Articles of Association	Case-by-Case

• That are editorial in nature	For

• Where shareholder rights are protected	For

• Where there is negligible or positive impact on shareholder value	For

• For which management provides adequate reasons for the amendments or the Agent otherwise supports management’s position	For

• That seek to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type	For

• Which the company is required to do so by law (if applicable)	For

• That remove or lower quorum requirements for board or shareholder meetings below levels recommended by the Agent	Against

• That reduce relevant disclosure to shareholders	Against

PROPOSAL	Guidelines
• That seek to align the articles with provisions of another proposal not supported by these Guidelines	Against

• That are not supported under these Guidelines, are presented within a bundled proposal, and for which the Agent deems the negative impact, on balance, to outweigh any positive impact	Against

•                  That impose a negative impact on existing shareholder rights, including rights of the Funds, to the extent that any positive impact would not be deemed by the Agent to be sufficient to outweigh removal or diminution of such rights

Against

• With respect to article amendments for Japanese companies:

• Management proposals to amend a company’s articles to expand its business lines	For

•                  Management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/ reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns

For

•                  If anti-takeover concerns exist, management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense

Against

•                  Management proposals regarding amendments to authorize share repurchases at the board’s discretion, unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest (generally following the Agent’s guidelines)

Against

Other Business

• Management proposals for Other Business in connection with global proxies, voting in accordance with the Agent’s market-specific recommendations	Against

ING Series Fund, Inc.

PART C:

OTHER INFORMATION

Item 23.  Exhibits

(a)	(1)

Articles of Amendment and Restatement dated February 21, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on July 24, 2002 and incorporated herein by reference.

(2)

Articles of Amendment dated February 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on July 24, 2002 and incorporated herein by reference.

(3)

Articles of Amendment dated September 2, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 61 to the Registrant’s Form N-1A Registration Statement on September 30, 2003 and incorporated herein by reference.

(4)

Articles of Amendment dated October 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(5)

Articles of Amendment effective February 17, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(6)

Articles of Amendment effective March 1, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(7)

Articles of Amendment effective August 14, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A on July 21, 2005 and incorporated herein by reference.

(8)

Plan of Liquidation and Dissolution of Series with respect to ING Classic Principal Protection Fund effective October 6, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed on Form N-1A on February 25, 2005 and incorporated herein by reference.

(9)

Plan of Liquidation and Dissolution of Series with respect to ING Class Principal Protection Fund II effective December 20, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed on Form N-1A on February 25, 2005 and incorporated herein by reference.

(10)

Plan of Liquidation and Dissolution of Series with respect to ING Classic Principal Protection Fund III effective June 1, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant Registration Statement on Form N-1A on July 14, 2005 and incorporated herein by reference.

(11)

Plan of Liquidation and Dissolution of Series with respect to ING Classic Principal Protection Fund IV effective September 7, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A on February 27, 2006 and incorporated herein by reference.

(12)

Articles of Amendment effective December 1, 2005, regarding name change of ING Index Plus Protection Fund – Filed as an Exhibit to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A on February 27, 2006 and incorporated herein by reference.

(13)

Articles Supplementary dated March 13, 2006, regarding ING 130/30 Large Cap Equity Fund (ING 130/30 Fundamental Research Fund) – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(14)

Articles of Amendment effective March 30, 2006 regarding name change of ING 130/30 Large Cap Equity Fund to ING 130/30 Fundamental Research Fund – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(15)

Plan of Liquidation and Dissolution of Series effective April 3, 2006 for ING Classic Index Plus Fund – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(16)

Articles of Amendment effective April 28, 2006, regarding name change of ING Strategic Allocation Balanced Fund and ING Strategic Allocation Income Fund – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(17)

Articles of Amendment effective June 13, 2006, regarding the dissolution of ING Classic Index Plus Fund – Filed as an Exhibit to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A on July 28, 2006 and incorporated herein by reference.

(18)

Articles of Amendment effective August 14, 2006, regarding name change of ING Equity Income Fund to ING Growth and Income Fund – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(19)

Articles of Amendment effective February 2, 2007, regarding name change of ING Aeltus Money Market Fund to ING Money Market Fund – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(20)

Articles of Amendment effective February 28, 2007, regarding name change of ING International Growth Fund to ING International Equity Fund – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(21)

Articles of Amendment effective January 7, 2008, regarding dissolution of ING Growth Fund and ING International Equity Fund – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A on February 22, 2008 and incorporated herein by reference.

(22)

Articles Supplementary dated February 15, 2008, regarding the creation of ING Global Income Builder Fund and ING Tactical Asset Allocation Fund – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A on March 4, 2008 and incorporated herein by reference.

2

	(23)

Articles Supplementary dated May 20, 2008, regarding the creation of ING Corporate Leaders 100 Fund – Filed as an Exhibit to Post-Effective Amendment No. 112 to the Registrant’s Form N-1A Registration Statement on Form N-1A filed on June 4, 2008 and incorporated herein by reference.

	(24)

Articles of Amendment effective June 11, 2008 regarding name change of ING Global Income Builder Fund to ING Global Target Payment Fund - Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A on August 21, 2008 and incorporated herein by reference.

	(25)

Articles Supplementary dated September 16, 2008, regarding the creation of ING Alternative Beta Fund – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

	(26)

Articles of Amendment effective October 13, 2004 regarding dissolution of ING Classic Principal Protection Fund I – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

	(27)

Articles of Amendment effective December 31, 2004 regarding dissolution of ING Classic Principal Protection Fund II – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

	(28)

Articles of Amendment dated January 30, 2006 regarding dissolution of ING Classic Principal Protection Fund III – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

	(29)

Articles of Amendment dated January 31, 2006 regarding dissolution of ING Classic Principal Protection Fund IV – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

	(30)

Articles Supplementary dated October 15, 2008 regarding the creation of ING U.S. Government Money Market Fund – Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Form N-1A Registration Statement on October 30, 2008 and incorporated herein by reference.

(b)

Second Amended and Restated By-Laws – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(c)

Form of Instruments Defining Rights of Holders (set forth in the Articles of Amendment and Restatement) – Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

(d)	(1)

Amended Investment Management Agreement dated April 1, 2004 between ING Investments, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement on May 25, 2004 and incorporated herein by reference.

		(i)	Amendment dated January 1, 2007 to the Amended Investment Management

3

Agreement between ING Investments, LLC and ING Series Fund, Inc. dated April 1, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(ii)

Second Amendment to Amended Investment Management Agreement effective April 4, 2008 between ING Investments, LLC and ING Series Fund, Inc. dated April 1, 2004– Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Form N-1A Registration Statement on April 4, 2008 and incorporated herein by reference.

(iii)

Amended and Restated Schedule A, effective October 22, 2008 to the Amended Investment Management Agreement between ING Investments, LLC and ING Series Fund, Inc. dated April 1, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

	(iv)	Amended and Restated Schedule A dated October 31, 2008 to the Amended Investment Management Agreement between ING Investments, LLC and ING Series Fund, Inc. dated April 1, 2004 – Filed herein.

(2)

Sub-Advisory Agreement dated March 1, 2002 between ING Investments, LLC and ING Investment Management Co. (Formerly, Aeltus Investment Management, Inc.) – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)

First Amendment effective July 29, 2003 to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004 and incorporated herein by reference.

(ii)

Second Amendment dated January 1, 2007 to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(iii)

Third Amendment dated October 1, 2007 to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. (formerly, Aeltus Investment Management, Inc.) dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Form N-1A Registration Statement on April 4, 2008 and incorporated herein by reference.

(iv)

Fourth Amendment dated April 4, 2008 to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A on April 14, 2008 and incorporated herein by reference.

	(v)	Amended and Restated Schedule A dated October 31, 2008, with respect to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. dated March 1, 2002 –Filed herein.

4

(3)

Sub-Advisory Agreement dated September 30, 2006 between ING Investments, LLC and BlackRock Advisors, LLC – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(i)

First Amendment dated January 1, 2007 to the Sub-Advisory Agreement between ING Investments, LLC and BlackRock Advisors, LLC dated September 30, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(ii)

Amendment dated June 16, 2008 to the Sub-Advisory Agreement dated September 30, 2006 between ING Investments, LLC and BlackRock Advisors, LLC – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

	(4)	Sub-Advisory Agreement dated October 22, 2008 between ING Investments, LLC and ING Investment Management Advisors B.V. – Filed herein.

(5)

Amended and Restated Expense Limitation Agreement effective March 1, 2002 as restated August 1, 2003 and amended and restated April 1, 2005 between ING Investments, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement filed on Form N-1A on July 14, 2005 and incorporated herein by reference.

(i)

Amended Schedule A effective, October 22, 2008 to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Series Fund, Inc. dated April 1, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(iii) Amended Schedule A effective October 10, 2008, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Series Fund, Inc. dated April 1, 2005 – Filed herein

(e)	(1)

Underwriting Agreement dated January 1, 2002 between ING Series Fund, Inc. and ING Funds Distributor, LLC and Schedule A to the Underwriting Agreement dated January 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004 and incorporated herein by reference.

(i)

Amended Schedule of Approvals effective October 22, 2008 with respect to the Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, LLC dated January 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(ii)

Substitution Agreement dated October 8, 2002 with respect to the Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, LLC dated January 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

	(2)	Master Selling Dealer Agreement – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Form N-1A Registration Statement on December 15, 2000 and

5

incorporated herein by reference.

(f)	Directors’ Restated Deferred Compensation Plan dated June 26, 2002 – to be filed by Post-Effective Amendment.

	(1)	First Amendment effective June 25, 3003 to Directors’ Restated Deferred Compensation Plan dated June 26, 2002 – to be filed by Post-Effective Amendment.

(g)	(1)

Custody Agreement with The Bank of New York dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)

Amended Exhibit A dated October 22, 2008 with respect to the Custody Agreement with The Bank of New York Mellon Corporation dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Form N-1A Registration Statement on October 30, 2008 and incorporated herein by reference.

		(ii)	Amended Custody and Fund Accounting Fee Schedules dated October 31, 2008 with respect to the Custody Agreement with The Bank of New York Mellon Corporation dated January 6, 2003 – Filed Herein

(2)

Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)

Amended Schedule 2 dated June 4, 2008 with respect to the Foreign Custody Manager Agreement between ING Series Fund, Inc. and The Bank of New York dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

		(ii)	Amended Exhibit A dated October 31, 2008 with respect to the Foreign Custody Manager Agreement with The Bank of New York Mellon Corporation dated January 6, 2003 – Filed Herein

(3)

Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)

Amended Exhibit A dated September 16, 2008 with respect to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon Corporation dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

		(ii)	Amended Exhibit A dated October 22, 2008 with respect to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon Corporation dated August 7, 2003 – Filed herein.

		(iii)	Amended Exhibit A dated October 31, 2008 with respect to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon Corporation dated August 7, 2003 – Filed herein

(h)	(1)	Administration Agreement dated April 1, 2002 between ING Funds Services, LLC and ING

6

Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)

Amended Schedule A dated October 2008 with respect to the Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated April 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(2)

Administration Agreement dated May 1, 2002 between ING Funds Services, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)

Amended Schedule A effective October 22, 2008 with respect to the Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated May 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(3)

Amended and Restated Financial Guaranty Agreement dated March 1, 2002 among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)

First Amendment dated November 12, 2002 to Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(ii)

Second Amendment dated September 26, 2003 to Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(4)

Custodian Service and Monitoring Agreement dated June 2, 2003 by and among ING Series Fund, Inc., MBIA Insurance Corporation and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004 and incorporated herein by reference.

(i)

Amendment dated September 30, 2008 to the Custodian Service and Monitoring Agreement dated September 30, 2003 by and among ING Series Fund, Inc., MBIA Insurance Corporation and The Bank of New York dated June 2, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004 and incorporated herein by reference.

	(ii)	Amended Schedule B dated September 2003 to the Custodian Service and Monitoring Agreement by and among ING Series Fund, Inc., MBIA Insurance

7

Corporation and The Bank of New York dated June 2, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(5)

Fund Accounting Agreement dated January 6, 2003 with The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)

Amended Exhibit A dated October 22, 2008 with respect to the Fund Accounting Agreement with The Bank of New York Mellon Corporation dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Form N-1A Registration Statement on October 30, 2008 and incorporated herein by reference.

	(ii)	Amended Exhibit A dated October 31, 2008 with respect to the Fund Accounting Agreement with The Bank of New York Mellon Corporation dated January 6, 2003 – Filed herein.

(6)

Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)

Amended Schedule A dated April 2007 with respect to the Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 97 to the Registrant’s Form N-1A Registration Statement on July 30, 2007 and incorporated herein by reference.

(7)

Custodial Undertaking in Connection with Master Repurchase Agreement dated March 13, 2003 with Goldman, Sachs & Co. and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)

Amended Custodial Undertaking in Connection with Master Repurchase Agreement dated June 7, 2006 with Goldman, Sachs & Co. and The Bank of New York Mellon Corporation dated March 13, 2003 – Filed as Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Form N-1A Registration Statement on March 4, 2008 and incorporated by reference.

(8)

Custodial Undertaking in Connection with Master Repurchase Agreement dated November 21, 2003 with Deutsche Bank Securities Inc. and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

(i)

Amended and Restated Custodial Undertaking in Connection with Master Repurchase Agreement dated February 21, 2005 with Deutsche Bank Securities Inc. and The Bank of New York Mellon dated November 21, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

(ii)

Amended Custodial Undertaking in Connection with Master Repurchase Agreement dated November 10, 2007 with Deutsche Bank Securities Inc. and The Bank of New York Mellon dated November 21, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

8

	(9)

Amended and Restated Custodial Undertaking in Connection with Master Repurchase Agreement dated November 8, 2004 with Morgan Stanley & Co. Incorporated and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

		(i)

Amended Custodial Undertaking in Connection with Master Repurchase Agreement dated November 10, 2007 with Morgan Stanley & Co. Incorporated and The Bank of New York Mellon dated November 4, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

	(10)

Subcustodial Undertaking in Connection with Master Repurchase Agreement dated January 30, 2003 with Morgan Stanley & Co. Incorporated, State Street Bank and Trust Company and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

	(11)

Fund Participation Agreement dated January 30, 1998 between Aetna Life Insurance and Annuity Company, Aetna Series Fund, Inc. and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

		(i)

First Amendment dated September 29, 2000 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Series Fund, Inc. and Aeltus Investment Management, Inc. dated January 30, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

	(12)

Participation Agreement dated September 11, 2008 between Fidelity Rutland Square Trust and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

	(13)

Agency Agreement dated July 7, 2001 between Aetna Series Fund, Inc. and DST Systems, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

		(i)

Amended Exhibit A effective October 22, 2008 with respect to the Agency Agreement between ING Series Fund, Inc. and DST Systems, Inc. dated July 7, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Form N-1A Registration Statement on October 30, 2008 and incorporated herein by reference.

(i)	(1)

Opinion and consent of counsel dated August 29, 2001 with regard to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid, and non-assessable – Filed as an Exhibit to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement filed on Form N-1A on August 29, 2001 and incorporated herein by reference.

	(2)	Opinion and consent of counsel dated September 27, 2000 with regard to shares of Aetna Series Fund, Inc. as to the legality of the securities being registered, indicating whether they

9

will, when sold, be legally issued, fully paid, and non-assessable – Filed as an Exhibit to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement filed on Form N-1A on September 27, 2000 and incorporated herein by reference.

(3)

Opinion and consent of counsel dated February 26, 2002 with regard to as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid, and non-assessable – Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement filed on Form N-1A on February 27, 2002 and incorporated herein by reference.

(4)

Opinion and consent of counsel dated September 25, 2003 with regard to Class R shares of ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund and ING Index Plus SmallCap Fund as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid, and non-assessable – Filed as an Exhibit to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement filed on Form N-1A on September 30, 2003 and incorporated herein by reference.

(5)

Opinion and consent of counsel regarding the legality of the securities being registered with regard to ING Balanced Fund Class O shares – Filed as an Exhibit to Post-Effective Amendment No 71 to the Registrant’s Registration Statement filed on Form N-1A on August 18, 2004 and incorporated herein by reference.

(6)

Opinion and consent of Goodwin Procter LLP regarding the legality of the securities being registered with regard to ING Classic Index Plus Fund – Filed as an Exhibit to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement Filed on Form N1-A on November 30, 2005 and incorporated herein by reference.

(7)

Opinion and consent of Goodwin Procter LLP regarding the legality of the securities being registered with regard to ING 130/30 Fundamental Research Fund – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(8)

Opinion and consent of Goodwin Procter LLP regarding the legality of the securities being registered with regard to ING Tactical Asset Allocation Fund and ING Global Target Payment Fund (formerly known as ING Global Income Builder) – Filed as Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Form N-1A Registration Statement on March 4, 2008 and incorporated by reference.

(9)

Opinion of Goodwin Procter LLP regarding the legality of the securities being registered with regard to Class O Shares of ING Small Company Fund – Filed as an Exhibit to Post-Effective Amendment No. 112 to the Registrant’s Form N-1A Registration Statement on June 4, 2008 and incorporated herein by reference.

(10)

Opinion of Goodwin Procter LLP regarding the legality of the securities being registered with regard to ING Corporate Leaders 100 Fund – Filed as an Exhibit to Post-Effective Amendment No. 113 to the Registrant’s Form N-1A Registration Statement on June 10, 2008 and incorporated herein by reference.

(11)

Opinion of Goodwin Procter LLP regarding the legality of the securities being registered with regard to ING Alternative Beta Fund – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(12)	Opinion of Goodwin Procter LLP regarding the legality of the securities being registered with

10

		regard to ING U.S. Government Money Market Fund – Filed herein.

(j)	(1)	Consent of Goodwin Procter LLP – to be filed by Post-Effective Amendment.

	(2)	Consent of KPMG LLP – to be filed by Post-Effective Amendment.

(k)	Not applicable.

(l)	Not applicable.

(m)	(1)

Amended and Restated Distribution and Shareholder Services Plan (Class A) effective March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

		(i)

Amended Schedule 1 effective October 22, 2008 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class A) dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

	(2)

Amended and Restated Distribution and Shareholder Services Plan (Class B) effective March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

		(i)

Amended Schedule 1 effective October 22, 2008 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class B) dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

		(ii) Amended Schedule 1 dated October 15, 2008 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class B) dated March 1, 2002 – Filed herein.

	(3)

Amended and Restated Distribution and Shareholder Services Plan (Class C) effective March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

		(i)

Amended Schedule 1 effective October 22, 2008 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class C) dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

		(ii)

Amended Schedule 2 effective December 19, 2007 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class C) dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

	(4)

Amended and Restated Distribution and Shareholder Services Plan (Brokerage Cash Reserves) effective March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

11

(5)

Amended and Restated Shareholder Services Plan (Class O) effective March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)

Amended Schedule 1 effective December 19, 2007 with respect to the Amended and Restated Shareholder Services Plan (Class O) dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A on February 22, 2008 and incorporated herein by reference.

(ii)

Waiver Letter to the service fee dated August 1, 2008 for ING Money Market Fund dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A on July 30, 2008 and incorporated herein by reference.

		(iii)	Amended Schedule 1 dated August 1, 2008 with respect to the Amended and Restated Shareholder Services Plan (Class O) dated March 1, 2002 - Filed herein.

		(iv)	Waiver of Fee Payable for Class O shares for ING U.S. Government Money Market Fund - Filed herein.

(6)

Shareholder Service and Distribution Plan for Class R Shares approved June 25, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(7)

Shareholder Services Agreement for ING Series Fund, Inc. between ING Funds Distributor, LLC and ING Direct Securities, Inc. (Class O) dated September 10, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

(8)

Shareholder Services Agreement for ING Series Fund, Inc. between ING Funds Distributor, LLC and ShareBuilder Securities Corporation (Class O) dated June 4, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

(n)	(1)

Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 approved December 19, 2007 for ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A on February 22, 2008 and incorporated herein by reference.

(i)

Amended Schedule A effective October 22, 2008 to the Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 for ING Series Fund, Inc. dated December 19, 2007 - Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(ii)

Amended Schedule B effective October 22, 2008 to the Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 approved December 19, 2007 for ING Series Fund, Inc. dated December 19, 2007 - Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

		(iii)	Form of Amended Schedule A and Schedule B to the Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 for ING Series Fund, Inc. dated

12

		December 19, 2007 - Filed herein.

(o)	Not applicable.

(p)	(1)

ING Funds and Advisers (“ING Investments, LLC”) Code of Ethics effective June 1, 2004, as amended on October 1, 2004, February 1, 2005 and January 3, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

	(2)

ING Investment Management (US) Code of Ethics dated August 2006 - Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

	(3)

BlackRock, Inc. Code of Business Conduct and Ethics revised September 30, 2006 - Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

	(4)

ING Investment Management Advisors B.V. Code of Ethics effective July 1, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

ITEM 24.		PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

ING Series Fund, Inc. is a Maryland corporation for which separate financial statements are filed.  As of October 30, 2008, there were no persons controlled by or under common control with ING U.S. Government Money Market Fund, either through direct ownership or through separate accounts.

A list of persons directly or indirectly under common control with the Registrant is incorporated herein by reference to Item 26 to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 33-81216) as filed on April 9, 2001 and incorporated herein by reference.

ITEM 25.	INDEMNIFICATION

Article 12, Section (d) of the Registrant’s form of Articles of Amendment and Restatement, incorporated herein by reference to Exhibit (a) to Registrant’s Registration Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of directors and officers.  In addition, the Registrant’s officers and directors are covered under a directors and officers/errors and omissions liability insurance policy issued by ICI Mutual Insurance Company which expires October 1, 2009.

Section XI.B of the Administrative Agreement, incorporated herein by reference to Exhibit (h.1) to Registrant’s Registration Statement on Form N-1A (File No. 33-41694), provides for indemnification of the Administrator.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that: (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any “improper personal benefit”; and (2) that a corporation must (unless otherwise provided in the corporation’s charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for “reasonable expenses.”  The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights than those provided by statute.

13

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF ADVISER

Information as to the directors and officers of ING Investments, LLC (formerly, ING Pilgrim Investments, LLC) together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years is included in its application for registration as a investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of ING Investment Management Co. together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING Investment Management Co. in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-9046) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of BlackRock Advisors, Inc. together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of BlackRock Advisors, Inc. in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-47710) filed under the Investment Adviser’s Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of ING Investment Management Advisors B.V. together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING Investment Management Advisors B.V. in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-40494) filed under the Investment Adviser’s Act of 1940, as amended, and is incorporated by reference thereto.

ITEM 27.	PRINCIPAL UNDERWRITER

(a)                        ING Funds Distributor, LLC is the principal underwriter for ING Mutual Funds; ING Mayflower Trust; ING Funds Trust; ING Equity Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Senior Income Fund; ING Separate Portfolios Trust; ING Series Fund, Inc.; ING Variable Products Trust; ING Variable Insurance Trust; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Strategic Allocation Portfolios, Inc. and ING GET Fund.

(b)                       Information as to the directors and officers of the Distributor, ING Funds Distributor, LLC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934, as amended, and is incorporated herein by reference thereto.

(c)                        Not applicable

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of: (a) ING Series Fund, Inc., (b) the Investment Adviser, (c) the Distributor, (d) the Custodians, (e) the Transfer Agent, and (f) the Sub-Advisers.  The address of each is as follows:

(a)	ING Series Fund, Inc.
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

14

(b)	ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

(c)	ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

(d)	The Bank of New York Mellon Corporation
1 Wall Street
New York, New York 10286

(e)	DST Systems, Inc.
P.O. Box 419386
Kansas City, Missouri 64141

(f)	ING Investment Management Co.
10 State House Square
Hartford, Connecticut 06103-3602

(g)	BlackRock Advisors, LLC
40 East 52nd Street
New York, N.Y. 10022

(h)	ING Investment Management Advisors B.V.
330 Madison Avenue
New York, NY 10017

ITEM 29.	MANAGEMENT SERVICES

Not applicable.

ITEM 30.	UNDERTAKINGS

Not Applicable.

15

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 124 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 30th day of December 17, 2008.

ING SERIES FUND, INC.

By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	Senior Vice President and	December 17, 2008
Todd Modic*	Chief/Principal Financial Officer

	Director	December 17, 2008
Albert E. DePrince Jr.*

	Director	December 17, 2008
Russell Jones*

	Director	December 17, 2008
Sidney Koch*

	Interested Director, President and Chief	December 17, 2008
Shaun P. Mathews*	Executive Officer

	Interested Director	December 17, 2008
Frederic A. Nelson III*

	Director	December 17, 2008
Corine T. Norgaard*

	Director	December 17, 2008
Joseph E. Obermeyer*

*By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Attorney-in-Fact**

**

Powers of attorney for Todd Modic and each Director were attached to Post-Effective Amendment No. 108 to the Registrant’s Form N-1A Registration Statement on March 28, 2008 and are incorporated herein by reference.

16

EXHIBIT INDEX

Exhibit No.	Description
(d)(1)(iv)	Amended and Restated Schedule A to the Amended Investment Management Agreement between ING Investments, LLC and ING Series Fund, Inc. dated April 1, 2004
(d)(2)(vi)	Amended and Restated Schedule A dated October 31, 2008, with respect to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. dated March 1, 2002.
(d)(4)	Sub-Advisory Agreement dated October 22, 2008 between ING Investments, LLC and ING Investment Management Advisors B.V.
(d)(5)(iii)	Amended Schedule A effective October 10, 2008 to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Series Fund, Inc. dated April 1, 2005.
(g)(1)(ii)	Amended Exhibit A dated October 31, 2008 with respect to the Custody and Fund Accounting Agreement with The Bank of New York Mellon Corporation dated January 6, 2003
(g)(2)(ii)	Amended Exhibit A dated October 31, 2008 with respect to the Foreign Custody Manager with The Bank of New York Mellon Corporation dated January 6, 2003
(g)(3)(ii)	Amended Exhibit A dated October 22, 2008 with respect to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon Corporation dated August 7, 2003
(g)(3)(iii)	Amended Exhibit A dated October 31, 2008 with respect to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon Corporation dated August 7, 2003
(h)(5)(ii)	Amended Exhibit A dated October 31, 2008 with respect to the Fund Accounting Agreement with The Bank of New York Mellon Corporation dated January 6, 2003 –
(m)(2)(ii)	Amended Schedule 1 dated October, 2008 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class B) dated March 1, 2002
(m)(5)(iii)	Amended Schedule 1 dated October 31, 2008 with respect to the Amended and Restated Shareholder Services Plan (Class O) dated March 1, 2002
(m)(5)(iv)	Waiver of Fee Payable for Class O shares for ING U.S. Government Money Market Fund

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